UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21864

                                            WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                                             New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                                         Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 101.0%
COMMON STOCKS - 99.6%

Aerospace & Defense - 2.6%
Alliant Techsystems, Inc.	381	$46,360
American Science & Engineering, Inc.	1	72
Boeing Co. (The)	11,383	1,553,666
Curtiss-Wright Corp.	3	187
Exelis, Inc.	4,957	94,480
General Dynamics Corp.	8,896	850,013
Honeywell International, Inc.	16,945	1,548,264
Huntington Ingalls Industries, Inc.	571	51,396
L-3 Communications Holdings, Inc.	1,804	192,776
Lockheed Martin Corp.	12,454	1,851,412
Northrop Grumman Corp.	5,177	593,336
Raytheon Co.	8,299	752,719
Rockwell Collins, Inc.	2,332	172,381
Textron, Inc.	964	35,437
United Technologies Corp.	20,743	2,360,553

Total Aerospace & Defense		10,103,052

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,757	219,183
Expeditors International of Washington, Inc.	2,955	130,759
FedEx Corp.	1,514	217,668
United Parcel Service, Inc. Class B	18,122	1,904,260

Total Air Freight & Logistics		2,471,870

Airlines - 0.1%
Alaska Air Group, Inc.	805	59,063
Delta Air Lines, Inc.	7,992	219,540
Southwest Airlines Co.	6,151	115,885

Total Airlines		394,488

Auto Components - 0.3%
Allison Transmission Holdings, Inc.	3,139	86,668
BorgWarner, Inc.	2,106	117,746
Cooper Tire & Rubber Co.	1,467	35,267
Dana Holding Corp.	1,912	37,513
Gentex Corp.	2,806	92,570
Goodyear Tire & Rubber Co. (The)	2,385	56,882
Johnson Controls, Inc.	10,845	556,349
Lear Corp.	799	64,695

Total Auto Components		1,047,690

Automobiles - 0.5%
Ford Motor Co.	103,821	1,601,958
Harley-Davidson, Inc.	2,811	194,634
Thor Industries, Inc.	1,283	70,860

Total Automobiles		1,867,452

Beverages - 2.6%
Beam, Inc.	2,209	150,345
Brown-Forman Corp. Class A	1,550	114,343
Brown-Forman Corp. Class B	1,600	120,912
Coca-Cola Co. (The)	129,557	5,352,000
Coca-Cola Enterprises, Inc.	5,171	228,196
Dr. Pepper Snapple Group, Inc.	6,190	301,577
Molson Coors Brewing Co. Class B	3,993	224,207
PepsiCo, Inc.	44,915	3,725,250

Total Beverages		10,216,830

Biotechnology - 0.4%
Amgen, Inc.	13,157	1,502,003
PDL BioPharma, Inc.(a)	13,522	114,126

Total Biotechnology		1,616,129

Building Products - 0.1%
A.O. Smith Corp.	738	39,808
Fortune Brands Home & Security, Inc.	1,595	72,891
Lennox International, Inc.	805	68,473
Masco Corp.	5,358	122,002
Simpson Manufacturing Co., Inc.	1,350	49,586

Total Building Products		352,760

Capital Markets - 1.8%
Ameriprise Financial, Inc.	3,860	444,093
Arlington Asset Investment Corp. Class A	3,628	95,743
Artisan Partners Asset Management, Inc. Class A	870	56,715
Bank of New York Mellon Corp. (The)	21,342	745,690
BGC Partners, Inc. Class A	18,628	112,886
BlackRock, Inc.	3,830	1,212,080
Charles Schwab Corp. (The)	13,001	338,026
Cohen & Steers, Inc.(a)	1,411	56,525
Eaton Vance Corp.	2,638	112,880
Evercore Partners, Inc. Class A	1,025	61,274
Federated Investors, Inc. Class B(a)	4,096	117,965
Franklin Resources, Inc.	4,843	279,586
FXCM, Inc. Class A	1	18
GFI Group, Inc.	12,099	47,307
Goldman Sachs Group, Inc. (The)	5,984	1,060,724
Greenhill & Co., Inc.	1,233	71,440
Janus Capital Group, Inc.	5,132	63,483
Legg Mason, Inc.(a)	1,666	72,438
LPL Financial Holdings, Inc.	1,745	82,067
Morgan Stanley	13,263	415,928
Northern Trust Corp.	5,051	312,606
Raymond James Financial, Inc.	1,687	88,044
SEI Investments Co.	2,214	76,892
State Street Corp.	6,822	500,667
T. Rowe Price Group, Inc.	4,953	414,913
TD Ameritrade Holding Corp.	9,483	290,559
Waddell & Reed Financial, Inc. Class A	1,677	109,206

Total Capital Markets		7,239,755

Chemicals - 2.5%
A. Schulman, Inc.	1,468	51,762
Air Products & Chemicals, Inc.	5,800	648,324
Airgas, Inc.	1,279	143,056
Albemarle Corp.	1,275	80,822
Ashland, Inc.	1,200	116,448
Axiall Corp.	1,077	51,093
Cabot Corp.	1,406	72,268
Celanese Corp. Series A	2,164	119,691
CF Industries Holdings, Inc.	1,045	243,527
Cytec Industries, Inc.	7	652
Dow Chemical Co. (The)	37,515	1,665,666
E.I. du Pont de Nemours & Co.	28,191	1,831,569
Eastman Chemical Co.	2,710	218,697
Ecolab, Inc.	2,962	308,848
FMC Corp.	1,013	76,441
FutureFuel Corp.	4	63
H.B. Fuller Co.	6	312
Huntsman Corp.	5,530	136,038
Innophos Holdings, Inc.	1,201	58,369
International Flavors & Fragrances, Inc.	1,671	143,673
Koppers Holdings, Inc.	824	37,698

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Kronos Worldwide, Inc.(a)	5,200	$99,060
Monsanto Co.	8,401	979,137
Mosaic Co. (The)	6,952	328,621
NewMarket Corp.	199	66,496
Olin Corp.(a)	2,686	77,491
PolyOne Corp.	1,074	37,966
PPG Industries, Inc.	2,024	383,872
Praxair, Inc.	5,743	746,762
Rockwood Holdings, Inc.	2,029	145,926
RPM International, Inc.	3,447	143,085
Scotts Miracle-Gro Co. (The) Class A	1,949	121,267
Sensient Technologies Corp.	1,126	54,633
Sherwin-Williams Co. (The)	1,197	219,649
Sigma-Aldrich Corp.	1,264	118,829
Valhi, Inc.	5,256	92,400
Valspar Corp.	1,196	85,263
Westlake Chemical Corp.	648	79,101

Total Chemicals		9,784,575

Commercial Banks - 4.0%
1st Source Corp.	1,520	48,549
Arrow Financial Corp.	1,299	34,501
Associated Banc-Corp.	3,945	68,643
BancFirst Corp.	1,038	58,190
BancorpSouth, Inc.	9	229
Bank of Hawaii Corp.	1,446	85,516
Bank of the Ozarks, Inc.	699	39,556
BankUnited, Inc.	3,236	106,529
BB&T Corp.	17,993	671,499
BOK Financial Corp.	1,818	120,570
Cathay General Bancorp	9	241
Chemical Financial Corp.	1,538	48,708
CIT Group, Inc.	1,616	84,242
City Holding Co.	947	43,875
City National Corp.	947	75,021
Comerica, Inc.	2,791	132,684
Commerce Bancshares, Inc.	1,856	83,353
Community Bank System, Inc.	1,754	69,599
Community Trust Bancorp, Inc.	1,162	52,476
Cullen/Frost Bankers, Inc.	1,580	117,599
CVB Financial Corp.	3,399	58,021
East West Bancorp, Inc.	2,517	88,020
Fifth Third Bancorp	21,859	459,695
First Commonwealth Financial Corp.	6	53
First Financial Bancorp	4,098	71,428
First Financial Bankshares, Inc.(a)	1,039	68,907
First Financial Corp.	1,419	51,879
First Horizon National Corp.	4,116	47,951
First Niagara Financial Group, Inc.	11,835	125,688
First Republic Bank	1,483	77,635
FirstMerit Corp.	5,170	114,929
Flushing Financial Corp.	1,732	35,852
FNB Corp.	7,332	92,530
Fulton Financial Corp.	4,803	62,823
Glacier Bancorp, Inc.	2,161	64,376
Hancock Holding Co.	2,580	94,634
Hudson Valley Holding Corp.	1	20
Huntington Bancshares, Inc.	18,566	179,162
Iberiabank Corp.	909	57,131
Independent Bank Corp.	1,569	61,489
International Bancshares Corp.	1,412	37,263
KeyCorp	15,439	207,191
M&T Bank Corp.	3,134	364,860
MB Financial, Inc.	1,656	53,141
National Penn Bancshares, Inc.	6,850	77,611
NBT Bancorp, Inc.	2,875	74,463
Old National Bancorp	3,505	53,872
PacWest Bancorp	1,664	70,254
Park National Corp.	1,188	101,063
Penns Woods Bancorp, Inc.	941	47,991
PNC Financial Services Group, Inc.	12,870	998,455
Prosperity Bancshares, Inc.	1,029	65,228
Regions Financial Corp.	17,815	176,190
Renasant Corp.	1,532	48,197
S&T Bancorp, Inc.	1,843	46,646
S.Y. Bancorp, Inc.	1,282	40,921
SunTrust Banks, Inc.	6,255	230,247
Susquehanna Bancshares, Inc.	5,472	70,260
Synovus Financial Corp.	16,926	60,934
TCF Financial Corp.	2,645	42,981
Tompkins Financial Corp.	1,226	63,004
Trustmark Corp.	2,345	62,940
U.S. Bancorp	43,652	1,763,541
UMB Financial Corp.	1,012	65,051
Umpqua Holdings Corp.	4,172	79,852
United Bankshares, Inc.	2,556	80,386
Univest Corp. of Pennsylvania	2,529	52,300
Valley National Bancorp	13,709	138,735
Washington Trust Bancorp, Inc.	3	112
Webster Financial Corp.	2,041	63,638
Wells Fargo & Co.	147,333	6,688,918
WesBanco, Inc.	2,009	64,288
Westamerica Bancorp.(a)	825	46,580
Zions Bancorp.	1,142	34,214

Total Commercial Banks		15,825,130

Commercial Services & Supplies - 0.8%
ABM Industries, Inc.	1,622	46,373
ADT Corp. (The)	2,823	114,247
Cintas Corp.	1,870	111,433
Courier Corp.	8	145
Covanta Holding Corp.	4,903	87,028
Deluxe Corp.	1,337	69,778
Ennis, Inc.	5	88
Healthcare Services Group, Inc.	2,337	66,301
Herman Miller, Inc.	1,275	37,638
HNI Corp.	1,504	58,401
Intersections, Inc.	5,131	39,970
Iron Mountain, Inc.	7,361	223,406
KAR Auction Services, Inc.	5,145	152,035
Knoll, Inc.	2,872	52,586
McGrath Rentcorp	1,285	51,143
Mine Safety Appliances Co.	1,027	52,593
Mobile Mini, Inc.*	1,254	51,640
NL Industries, Inc.	5,325	59,533
Pitney Bowes, Inc.	7,408	172,606
Quad Graphics, Inc.	2,186	59,525
R.R. Donnelley & Sons Co.	10,919	221,437
Republic Services, Inc.	11,076	367,723
Rollins, Inc.	1,940	58,763
Steelcase, Inc. Class A	2,608	41,363
U.S. Ecology, Inc.	5	186
United Stationers, Inc.	4	184
Waste Connections, Inc.	1,461	63,744
Waste Management, Inc.	15,744	706,433
West Corp.	3,052	78,467

Total Commercial Services & Supplies		3,044,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Communications Equipment - 1.8%
Cisco Systems, Inc.	182,024	$4,086,439
Comtech Telecommunications Corp.	2	63
Harris Corp.	2,809	196,096
InterDigital, Inc.	583	17,193
Motorola Solutions, Inc.	5,168	348,840
Plantronics, Inc.	8	372
QUALCOMM, Inc.	34,046	2,527,916

Total Communications Equipment		7,176,919

Computers & Peripherals - 3.8%
Apple, Inc.	20,907	11,731,127
Diebold, Inc.	2,616	86,354
EMC Corp.	36,565	919,610
Hewlett-Packard Co.	42,784	1,197,096
Lexmark International, Inc. Class A	2,628	93,347
NetApp, Inc.	5,374	221,086
SanDisk Corp.	3,141	221,566
Western Digital Corp.	3,748	314,457

Total Computers & Peripherals		14,784,643

Construction & Engineering - 0.1%
Fluor Corp.	1,497	120,194
KBR, Inc.	1,774	56,573
URS Corp.	1,430	75,776

Total Construction & Engineering		252,543

Construction Materials - 0.0%
Eagle Materials, Inc.	7	542
Martin Marietta Materials, Inc.	769	76,854
Vulcan Materials Co.	8	475

Total Construction Materials		77,871

Consumer Finance - 0.6%
American Express Co.	12,127	1,100,283
Capital One Financial Corp.	9,834	753,383
Discover Financial Services	7,378	412,799
Nelnet, Inc. Class A	4	169
SLM Corp.	10,517	276,387

Total Consumer Finance		2,543,021

Containers & Packaging - 0.3%
Aptargroup, Inc.	1,043	70,726
Avery Dennison Corp.	2,485	124,722
Ball Corp.	1,505	77,748
Bemis Co., Inc.	2,923	119,726
Greif, Inc. Class A	494	25,886
Greif, Inc. Class B	1,670	98,146
MeadWestvaco Corp.	4,863	179,590
Packaging Corp. of America	2,660	168,325
Rock-Tenn Co. Class A	1,126	118,241
Sealed Air Corp.	3,510	119,515
Silgan Holdings, Inc.	914	43,890
Sonoco Products Co.	3,166	132,086

Total Containers & Packaging		1,278,601

Distributors - 0.1%
Genuine Parts Co.	4,152	345,405
Pool Corp.	973	56,570

Total Distributors		401,975

Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	884	31,382
Graham Holdings Co. Class B	132	87,558
H&R Block, Inc.	8,139	236,357
Hillenbrand, Inc.	2,708	79,669
Regis Corp.	2,547	36,957
Service Corp. International	3,728	67,589
Sotheby’s	786	41,815

Total Diversified Consumer Services		581,327

Diversified Financial Services - 2.1%
Bank of America Corp.	29,213	454,846
CBOE Holdings, Inc.	1,391	72,276
Citigroup, Inc.	2,667	138,977
CME Group, Inc.	7,528	590,647
Interactive Brokers Group, Inc. Class A	8	195
JPMorgan Chase & Co.	104,550	6,114,084
Leucadia National Corp.	3,718	105,368
MarketAxess Holdings, Inc.	1	67
McGraw Hill Financial, Inc.	4,417	345,409
Moody’s Corp.	3,057	239,883
NASDAQ OMX Group, Inc. (The)	2,385	94,923

Total Diversified Financial Services		8,156,675

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	289,923	10,193,693
Atlantic Tele-Network, Inc.	1	56
CenturyLink, Inc.	41,553	1,323,463
Consolidated Communications Holdings, Inc.	5,053	99,190
Frontier Communications Corp.(a)	87,577	407,233
Verizon Communications, Inc.	131,358	6,454,932
Windstream Holdings, Inc.(a)	73,813	589,028

Total Diversified Telecommunication Services		19,067,595

Electric Utilities - 3.5%
ALLETE, Inc.	2,247	112,080
American Electric Power Co., Inc.	21,556	1,007,527
Cleco Corp.	2,258	105,268
Duke Energy Corp.	33,089	2,283,472
Edison International	9,694	448,832
El Paso Electric Co.	2,240	78,646
Empire District Electric Co. (The)	3,705	84,066
Entergy Corp.	10,018	633,839
Exelon Corp.	39,566	1,083,713
FirstEnergy Corp.	29,425	970,437
Great Plains Energy, Inc.	6,395	155,015
Hawaiian Electric Industries, Inc.(a)	5,436	141,662
IDACORP, Inc.	1,920	99,533
ITC Holdings Corp.	1,046	100,228
MGE Energy, Inc.	1,311	75,907
NextEra Energy, Inc.	14,274	1,222,140
Northeast Utilities	11,125	471,589
OGE Energy Corp.	5,578	189,094
Otter Tail Corp.	2,433	71,214
Pepco Holdings, Inc.	14,119	270,096
Pinnacle West Capital Corp.	4,827	255,445
PNM Resources, Inc.	3,402	82,056
Portland General Electric Co.	3,588	108,358
PPL Corp.	32,825	987,704
Southern Co. (The)	45,210	1,858,583
UIL Holdings Corp.	2,781	107,764
Unitil Corp.	1,920	58,541
UNS Energy Corp.	1,536	91,930
Westar Energy, Inc.	5,583	179,605
Xcel Energy, Inc.	19,974	558,074

Total Electric Utilities		13,892,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Electrical Equipment - 0.6%
Acuity Brands, Inc.	384	$41,979
AMETEK, Inc.	1,385	72,948
Babcock & Wilcox Co. (The)	1,672	57,166
Brady Corp. Class A	1,419	43,890
Emerson Electric Co.	19,133	1,342,754
General Cable Corp.	1,707	50,203
Hubbell, Inc. Class B	1,063	115,761
Regal-Beloit Corp.	751	55,364
Rockwell Automation, Inc.	2,984	352,589
Roper Industries, Inc.	504	69,895

Total Electrical Equipment		2,202,549

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	1,571	140,102
Avnet, Inc.	2,084	91,925
AVX Corp.	5,238	72,965
CDW Corp.	1,528	35,694
Cognex Corp.	6	229
Corning, Inc.	35,283	628,743
Electro Rent Corp.	2,624	48,596
FLIR Systems, Inc.	2,027	61,013
Jabil Circuit, Inc.	4,721	82,334
Littelfuse, Inc.	500	46,465
MTS Systems Corp.	838	59,708
National Instruments Corp.	2,434	77,937

Total Electronic Equipment, Instruments & Components		1,345,711

Energy Equipment & Services - 0.6%
Baker Hughes, Inc.	5,235	289,286
Bristow Group, Inc.	595	44,661
CARBO Ceramics, Inc.(a)	323	37,639
Diamond Offshore Drilling, Inc.	8,924	507,954
Gulfmark Offshore, Inc. Class A	867	40,862
Halliburton Co.	10,755	545,816
Helmerich & Payne, Inc.	2,666	224,157
National Oilwell Varco, Inc.	5,958	473,840
Oceaneering International, Inc.	1,303	102,781
Patterson-UTI Energy, Inc.	1,503	38,056
RPC, Inc.(a)	5,113	91,267
Tidewater, Inc.	1,058	62,708

Total Energy Equipment & Services		2,459,027

Food & Staples Retailing - 2.8%
Casey’s General Stores, Inc.	456	32,034
Costco Wholesale Corp.	4,846	576,722
CVS Caremark Corp.	16,194	1,159,005
Kroger Co. (The)	9,061	358,181
Safeway, Inc.	6,279	204,507
Sysco Corp.	18,768	677,525
Walgreen Co.	21,924	1,259,315
Wal-Mart Stores, Inc.	82,073	6,458,324
Weis Markets, Inc.	1,078	56,660
Whole Foods Market, Inc.	3,247	187,774

Total Food & Staples Retailing		10,970,047

Food Products - 1.9%
Archer-Daniels-Midland Co.	12,396	537,986
B&G Foods, Inc.	2,328	78,942
Campbell Soup Co.	9,395	406,616
ConAgra Foods, Inc.	13,896	468,295
Dean Foods Co.*	2,291	39,382
Flowers Foods, Inc.	4,817	103,421
General Mills, Inc.	20,198	1,008,082
Hershey Co. (The)	3,591	349,153
Hillshire Brands Co.	2,895	96,809
Hormel Foods Corp.	4,414	199,380
Ingredion, Inc.	1,816	124,323
J.M. Smucker Co. (The)	2,567	265,993
Kellogg Co.	11,255	687,343
Kraft Foods Group, Inc.	24,306	1,310,580
Lancaster Colony Corp.	699	61,617
McCormick & Co., Inc.	2,477	170,715
Mead Johnson Nutrition Co.	3,508	293,830
Mondelez International, Inc. Class A	30,085	1,062,000
Pinnacle Foods, Inc.	3,289	90,316
Sanderson Farms, Inc.	3	217
Snyder’s-Lance, Inc.	2,243	64,419
Tyson Foods, Inc. Class A	1,883	63,005

Total Food Products		7,482,424

Gas Utilities - 0.4%
AGL Resources, Inc.	4,468	211,024
Atmos Energy Corp.	2,926	132,899
Chesapeake Utilities Corp.	918	55,098
Laclede Group, Inc. (The)	1,579	71,908
National Fuel Gas Co.	1,859	132,733
New Jersey Resources Corp.	1,593	73,660
Northwest Natural Gas Co.	1,797	76,947
ONEOK, Inc.	5,503	342,176
Piedmont Natural Gas Co., Inc.	2,689	89,167
Questar Corp.	5,830	134,032
South Jersey Industries, Inc.	1,259	70,454
Southwest Gas Corp.	1,199	67,036
UGI Corp.	3,239	134,289
WGL Holdings, Inc.	2,487	99,629

Total Gas Utilities		1,691,052

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	37,452	1,435,535
Baxter International, Inc.	16,292	1,133,109
Becton, Dickinson and Co.	3,629	400,968
C.R. Bard, Inc.	495	66,300
CONMED Corp.	1,325	56,312
DENTSPLY International, Inc.	816	39,560
Hill-Rom Holdings, Inc.	1,025	42,374
Medtronic, Inc.	20,274	1,163,525
Meridian Bioscience, Inc.	2,201	58,393
ResMed, Inc.(a)	3,110	146,419
St. Jude Medical, Inc.	5,072	314,210
STERIS Corp.	937	45,023
Stryker Corp.	5,653	424,766
Teleflex, Inc.	626	58,756
West Pharmaceutical Services, Inc.	782	38,365
Zimmer Holdings, Inc.	1,531	142,674

Total Health Care Equipment & Supplies		5,566,289

Health Care Providers & Services - 1.0%
Aetna, Inc.	4,642	318,395
AmerisourceBergen Corp.	3,324	233,710
Cardinal Health, Inc.	6,493	433,797
HealthSouth Corp.	2,059	68,606
Humana, Inc.	1,773	183,009
Kindred Healthcare, Inc.	2,025	39,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Landauer, Inc.	1,051	$55,293
McKesson Corp.	1,499	241,939
National Healthcare Corp.	912	49,166
Omnicare, Inc.	1,010	60,964
Owens & Minor, Inc.	1,795	65,625
Patterson Cos., Inc.	1,542	63,530
Quest Diagnostics, Inc.	3,214	172,078
Select Medical Holdings Corp.	5,044	58,561
UnitedHealth Group, Inc.	16,279	1,225,809
WellPoint, Inc.	5,211	481,444

Total Health Care Providers & Services		3,751,899

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	993	61,377
Quality Systems, Inc.	2,578	54,293

Total Health Care Technology		115,670

Hotels, Restaurants & Leisure - 2.2%
Bob Evans Farms, Inc.	1,050	53,119
Brinker International, Inc.	1,671	77,434
Burger King Worldwide, Inc.	4,442	101,544
CEC Entertainment, Inc.	1,195	52,915
Cheesecake Factory, Inc. (The)	936	45,181
Choice Hotels International, Inc.	1,040	51,074
Cracker Barrel Old Country Store, Inc.	679	74,738
Darden Restaurants, Inc.	5,409	294,087
DineEquity, Inc.	726	60,657
Domino’s Pizza, Inc.	679	47,292
Dunkin’ Brands Group, Inc.	1,780	85,796
International Game Technology	6,598	119,820
Las Vegas Sands Corp.	15,488	1,221,539
Marriott International, Inc. Class A	4,299	212,199
McDonald’s Corp.	35,007	3,396,729
SeaWorld Entertainment, Inc.	2,581	74,255
Six Flags Entertainment Corp.	5,141	189,292
Speedway Motorsports, Inc.	2,601	51,630
Starbucks Corp.	10,678	837,048
Starwood Hotels & Resorts Worldwide, Inc.	3,337	265,125
Texas Roadhouse, Inc.	1,896	52,709
Vail Resorts, Inc.	610	45,890
Wendy’s Co. (The)	10,538	91,891
Wyndham Worldwide Corp.	2,158	159,023
Wynn Resorts Ltd.	2,226	432,311
Yum! Brands, Inc.	9,395	710,356

Total Hotels, Restaurants & Leisure		8,803,654

Household Durables - 0.3%
D.R. Horton, Inc.	2,571	57,385
Harman International Industries, Inc.	1,095	89,626
Leggett & Platt, Inc.	5,382	166,519
Lennar Corp. Class A	1,252	49,529
M.D.C. Holdings, Inc.	2,339	75,409
NACCO Industries, Inc. Class A	617	38,371
Newell Rubbermaid, Inc.	5,717	185,288
PulteGroup, Inc.	4,489	91,441
Ryland Group, Inc. (The)	456	19,795
Tupperware Brands Corp.	1,303	123,173
Whirlpool Corp.	1,324	207,682

Total Household Durables		1,104,218

Household Products - 2.6%
Church & Dwight Co., Inc.	2,290	151,781
Clorox Co. (The)	3,879	359,816
Colgate-Palmolive Co.	20,550	1,340,066
Energizer Holdings, Inc.	1,261	136,490
Kimberly-Clark Corp.	12,317	1,286,634
Procter & Gamble Co. (The)	83,295	6,781,046
Spectrum Brands Holdings, Inc.	856	60,391
WD-40 Co.	610	45,555

Total Household Products		10,161,779

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	11,167	162,033
NRG Energy, Inc.	5,908	169,678

Total Independent Power Producers & Energy Traders		331,711

Industrial Conglomerates - 2.6%
3M Co.	13,339	1,870,795
Carlisle Cos., Inc.	928	73,683
Danaher Corp.	1,018	78,590
General Electric Co.	294,391	8,251,780

Total Industrial Conglomerates		10,274,848

Insurance - 2.6%
Aflac, Inc.	10,772	719,570
Allstate Corp. (The)	8,904	485,624
American Financial Group, Inc.	1,474	85,079
American International Group, Inc.	12,350	630,467
American National Insurance Co.	987	113,051
AmTrust Financial Services, Inc.	1,450	47,401
Arthur J. Gallagher & Co.	4,134	194,009
Assurant, Inc.	1,254	83,228
Baldwin & Lyons, Inc. Class B	2	55
Brown & Brown, Inc.	2,345	73,610
Chubb Corp. (The)	4,863	469,912
Cincinnati Financial Corp.	5,204	272,533
CNA Financial Corp.	5,360	229,890
CNO Financial Group, Inc.	2,140	37,857
Donegal Group, Inc. Class A	1	16
Erie Indemnity Co. Class A	1,317	96,299
Fidelity National Financial, Inc. Class A	5,519	179,092
First American Financial Corp.	1,850	52,170
Hanover Insurance Group, Inc. (The)	1,251	74,697
Hartford Financial Services Group, Inc.	8,223	297,919
HCC Insurance Holdings, Inc.	1,894	87,389
Horace Mann Educators Corp.	1,739	54,848
Infinity Property & Casualty Corp.	639	45,848
Kemper Corp.	1,675	68,474
Lincoln National Corp.	3,590	185,316
Loews Corp.	2,047	98,747
Marsh & McLennan Cos., Inc.	12,048	582,641
Mercury General Corp.	2,940	146,147
MetLife, Inc.	24,931	1,344,280
Old Republic International Corp.	12,123	209,364
Principal Financial Group, Inc.	6,689	329,835
ProAssurance Corp.	1,267	61,424
Progressive Corp. (The)	6,720	183,254
Protective Life Corp.	1,529	77,459
Prudential Financial, Inc.	11,396	1,050,939
Reinsurance Group of America, Inc.	1,054	81,590
RLI Corp.	614	59,791
Safety Insurance Group, Inc.	1,301	73,246
Selective Insurance Group, Inc.	1,996	54,012
StanCorp Financial Group, Inc.	972	64,395
State Auto Financial Corp.	2,429	51,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Symetra Financial Corp.	3,744	$70,986
Torchmark Corp.	823	64,317
Travelers Cos., Inc. (The)	8,525	771,854
United Fire Group, Inc.	1,068	30,609
Universal Insurance Holdings, Inc.	4	58
Unum Group	4,544	159,404
W.R. Berkley Corp.	872	37,836

Total Insurance		10,188,134

Internet & Catalog Retail - 0.0%
Expedia, Inc.	1,322	92,090
HSN, Inc.	1,125	70,087
Nutrisystem, Inc.	2	33

Total Internet & Catalog Retail		162,210

Internet Software & Services - 0.1%
IAC/InterActiveCorp	1,617	111,072
j2 Global, Inc.	1,205	60,262
United Online, Inc.	2,229	30,671

Total Internet Software & Services		202,005

IT Services - 2.2%
Automatic Data Processing, Inc.	12,465	1,007,297
Booz Allen Hamilton Holding Corp.	3,574	68,442
Broadridge Financial Solutions, Inc.	2,974	117,532
Computer Sciences Corp.	2,444	136,571
DST Systems, Inc.	767	69,598
Fidelity National Information Services, Inc.	5,326	285,900
International Business Machines Corp.	24,206	4,540,319
Jack Henry & Associates, Inc.	1,395	82,598
Leidos Holdings, Inc.	2,743	127,522
Lender Processing Services, Inc.	1,183	44,221
MasterCard, Inc. Class A	379	316,639
Paychex, Inc.	12,325	561,157
Total System Services, Inc.	2,797	93,084
Visa, Inc. Class A	4,090	910,761
Western Union Co. (The)	16,944	292,284

Total IT Services		8,653,925

Leisure Equipment & Products - 0.3%
Brunswick Corp.	1,020	46,981
Hasbro, Inc.	4,317	237,478
Mattel, Inc.	11,328	538,986
Polaris Industries, Inc.	949	138,212
Sturm Ruger & Co., Inc.(a)	797	58,253

Total Leisure Equipment & Products		1,019,910

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	3,017	172,542
PerkinElmer, Inc.	1,156	47,662
Techne Corp.	686	64,944
Thermo Fisher Scientific, Inc.	2,226	247,865

Total Life Sciences Tools & Services		533,013

Machinery - 1.7%
AGCO Corp.	738	43,682
Albany International Corp. Class A	3	108
Barnes Group, Inc.	1,508	57,771
Briggs & Stratton Corp.	1,945	42,323
Caterpillar, Inc.	18,141	1,647,384
CLARCOR, Inc.	816	52,510
Crane Co.	1,130	75,992
Cummins, Inc.	3,623	510,734
Deere & Co.	9,069	828,272
Donaldson Co., Inc.	1,835	79,749
Douglas Dynamics, Inc.	2	34
Dover Corp.	2,988	288,461
Flowserve Corp.	1,229	96,882
Graco, Inc.	1,082	84,526
Harsco Corp.	2,801	78,512
IDEX Corp.	1,200	88,620
Illinois Tool Works, Inc.	9,698	815,408
ITT Corp.	1,227	53,276
Joy Global, Inc.	1,501	87,794
Kennametal, Inc.	1,308	68,108
Lincoln Electric Holdings, Inc.	1,253	89,389
Mueller Industries, Inc.	570	35,916
Nordson Corp.	674	50,078
Oshkosh Corp.	1,196	60,254
PACCAR, Inc.	5,123	303,128
Pall Corp.	1,419	121,112
Parker Hannifin Corp.	2,320	298,445
Snap-on, Inc.	961	105,249
SPX Corp.	619	61,658
Stanley Black & Decker, Inc.	4,037	325,745
Timken Co. (The)	1,776	97,804
Toro Co. (The)	711	45,220
Trinity Industries, Inc.	1,069	58,282
Woodward, Inc.	8	365
Xylem, Inc.	2,418	83,663

Total Machinery		6,736,454

Marine - 0.0%
International Shipholding Corp.	7	206
Matson, Inc.	1,847	48,225

Total Marine		48,431

Media - 2.3%
Cablevision Systems Corp. Class A	7,909	141,808
CBS Corp. Class A	851	54,158
CBS Corp. Class B	4,584	292,184
Cinemark Holdings, Inc.	3,288	109,589
Comcast Corp. Class A	34,324	1,783,647
Comcast Corp. Special Class A	8,445	421,237
Gannett Co., Inc.	7,196	212,858
Interpublic Group of Cos., Inc. (The)	9,067	160,486
John Wiley & Sons, Inc. Class A	1,441	79,543
Meredith Corp.	1,422	73,660
National CineMedia, Inc.	4,427	88,363
Omnicom Group, Inc.	6,055	450,310
Regal Entertainment Group Class A	5,676	110,398
Scripps Networks Interactive, Inc. Class A	830	71,720
Sinclair Broadcast Group, Inc. Class A	1,549	55,346
Time Warner Cable, Inc.	5,727	776,008
Time Warner, Inc.	16,177	1,127,860
Twenty-First Century Fox, Inc. Class A	11,672	410,621
Twenty-First Century Fox, Inc. Class B	6,548	226,561
Valassis Communications, Inc.	1,804	61,787
Viacom, Inc. Class A	1,058	92,861
Viacom, Inc. Class B	6,134	535,743
Walt Disney Co. (The)	19,721	1,506,684
World Wrestling Entertainment, Inc. Class A	8	133

Total Media		8,843,565

Metals & Mining - 1.0%
Alcoa, Inc.	14,444	153,540
Allegheny Technologies, Inc.	2,601	92,674
AMCOL International Corp.	1,540	52,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Carpenter Technology Corp.	743	$46,215
Cliffs Natural Resources, Inc.(a)	4,230	110,868
Commercial Metals Co.	3,719	75,607
Compass Minerals International, Inc.	1,030	82,452
Freeport-McMoRan Copper & Gold, Inc.	38,634	1,458,047
Globe Specialty Metals, Inc.	7	126
Gold Resource Corp.	7,341	33,255
Hecla Mining Co.	4,692	14,451
Kaiser Aluminum Corp.	568	39,896
Newmont Mining Corp.	17,449	401,851
Nucor Corp.	9,402	501,879
Reliance Steel & Aluminum Co.	1,403	106,403
Royal Gold, Inc.	1,157	53,303
Southern Copper Corp.	15,800	453,618
Steel Dynamics, Inc.	5,783	113,000
United States Steel Corp.(a)	1,386	40,887
US Silica Holdings, Inc.(a)	1,157	39,465
Walter Energy, Inc.(a)	968	16,098
Worthington Industries, Inc.	1,297	54,578

Total Metals & Mining		3,940,542

Multiline Retail - 0.6%
Family Dollar Stores, Inc.	1,945	126,367
Kohl’s Corp.	5,813	329,888
Macy’s, Inc.	7,781	415,505
Nordstrom, Inc.	4,030	249,054
Target Corp.	17,818	1,127,345

Total Multiline Retail		2,248,159

Multi-Utilities - 2.0%
Alliant Energy Corp.	4,106	211,870
Ameren Corp.	11,032	398,917
Avista Corp.	3,569	100,610
Black Hills Corp.	1,691	88,794
CenterPoint Energy, Inc.	15,943	369,559
CMS Energy Corp.	10,134	271,287
Consolidated Edison, Inc.	13,131	725,882
Dominion Resources, Inc.	21,011	1,359,202
DTE Energy Co.	7,090	470,705
Integrys Energy Group, Inc.	3,893	211,818
MDU Resources Group, Inc.	5,015	153,208
NiSource, Inc.	9,708	319,199
NorthWestern Corp.	1,785	77,326
PG&E Corp.	20,329	818,852
Public Service Enterprise Group, Inc.	22,926	734,549
SCANA Corp.	6,351	298,052
Sempra Energy	7,184	644,836
TECO Energy, Inc.(a)	11,359	195,829
Vectren Corp.	3,519	124,924
Wisconsin Energy Corp.	8,230	340,228

Total Multi-Utilities		7,915,647

Office Electronics - 0.1%
Xerox Corp.	25,716	312,964

Oil, Gas & Consumable Fuels - 9.3%
Anadarko Petroleum Corp.	4,764	377,881
Apache Corp.	3,892	334,478
Arch Coal, Inc.(a)	9,416	41,901
Cabot Oil & Gas Corp.	1,046	40,543
Chesapeake Energy Corp.	9,297	252,321
Chevron Corp.	66,253	8,275,662
Cimarex Energy Co.	641	67,247
ConocoPhillips	51,049	3,606,612
CONSOL Energy, Inc.	3,407	129,602
Crosstex Energy, Inc.	1,270	45,923
CVR Energy, Inc.	6,630	287,941
Delek US Holdings, Inc.	1,134	39,021
Devon Energy Corp.	6,301	389,843
Energen Corp.	749	52,992
EOG Resources, Inc.	1,362	228,598
EQT Corp.	2	180
EXCO Resources, Inc.(a)	9,740	51,719
Exxon Mobil Corp.	115,982	11,737,378
Hess Corp.	4,360	361,880
HollyFrontier Corp.	5,189	257,841
Kinder Morgan, Inc.	51,587	1,857,132
Marathon Oil Corp.	15,758	556,257
Marathon Petroleum Corp.	6,135	562,764
Murphy Oil Corp.	3,952	256,406
Noble Energy, Inc.	3,117	212,299
Occidental Petroleum Corp.	23,368	2,222,297
PBF Energy, Inc. Class A	2,036	64,053
Peabody Energy Corp.	5,263	102,787
Phillips 66	13,325	1,027,757
Pioneer Natural Resources Co.	106	19,511
Range Resources Corp.	448	37,771
SemGroup Corp. Class A	768	50,097
Spectra Energy Corp.	25,364	903,466
Targa Resources Corp.	1,172	103,335
Tesoro Corp.	2,486	145,431
Valero Energy Corp.	10,710	539,784
W&T Offshore, Inc.	2,905	46,480
Western Refining, Inc.(a)	1,997	84,693
Williams Cos., Inc. (The)	28,331	1,092,727

Total Oil, Gas & Consumable Fuels		36,464,610

Paper & Forest Products - 0.2%
International Paper Co.	13,024	638,567
PH Glatfelter Co.	1,398	38,641
Schweitzer-Mauduit International, Inc.	1,122	57,749

Total Paper & Forest Products		734,957

Personal Products - 0.1%
Avon Products, Inc.	6,611	113,841
Estee Lauder Cos., Inc. (The) Class A	2,745	206,753
Nu Skin Enterprises, Inc. Class A	616	85,144

Total Personal Products		405,738

Pharmaceuticals - 7.0%
AbbVie, Inc.	48,907	2,582,779
Allergan, Inc.	729	80,977
Bristol-Myers Squibb Co.	46,064	2,448,302
Eli Lilly & Co.	45,710	2,331,210
Johnson & Johnson	84,371	7,727,540
Merck & Co., Inc.	107,659	5,388,333
Pfizer, Inc.	216,638	6,635,622
Questcor Pharmaceuticals, Inc.(a)	1,365	74,324
Zoetis, Inc.	4,262	139,325

Total Pharmaceuticals		27,408,412

Professional Services - 0.1%
Corporate Executive Board Co. (The)	685	53,040
Dun & Bradstreet Corp. (The)	623	76,473
Equifax, Inc.	1,884	130,166
Insperity, Inc.	3	108
Manpowergroup, Inc.	1,022	87,749
Robert Half International, Inc.	2,450	102,876
Towers Watson & Co. Class A	358	45,684

Total Professional Services		496,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust	2,653	$65,874
Agree Realty Corp.	2,140	62,103
Alexander’s, Inc.	197	65,010
Alexandria Real Estate Equities, Inc.	3,202	203,711
American Assets Trust, Inc.	1,832	57,580
American Campus Communities, Inc.	4,520	145,589
American Homes 4 Rent Class A	2,952	47,822
American Realty Capital Properties, Inc.	13,127	168,813
American Tower Corp.	5,769	460,482
Apartment Investment & Management Co. Class A	5,428	140,640
Ashford Hospitality Trust, Inc.	8,095	67,027
Associated Estates Realty Corp.	4,431	71,118
AvalonBay Communities, Inc.	4,875	576,371
Aviv REIT, Inc.	3,484	82,571
BioMed Realty Trust, Inc.	9,434	170,944
Boston Properties, Inc.	3,795	380,904
Brandywine Realty Trust	7,950	112,016
BRE Properties, Inc.	2,332	127,584
Camden Property Trust	3,624	206,133
Campus Crest Communities, Inc.	7,977	75,064
CBL & Associates Properties, Inc.	9,000	161,640
Cedar Realty Trust, Inc.	7	44
Chambers Street Properties	16,032	122,645
Chesapeake Lodging Trust	3,218	81,383
Cole Real Estate Investment, Inc.	25,074	352,039
CommonWealth REIT	5,188	120,932
Corporate Office Properties Trust	4,797	113,641
Corrections Corp. of America	6,659	213,554
Cousins Properties, Inc.	4,921	50,686
CubeSmart	5,011	79,875
DCT Industrial Trust, Inc.	14,694	104,768
DDR Corp.	12,782	196,459
DiamondRock Hospitality Co.	6,742	77,870
Digital Realty Trust, Inc.(a)	8,693	427,000
Douglas Emmett, Inc.	4,613	107,437
Duke Realty Corp.	15,055	226,427
DuPont Fabros Technology, Inc.	3,330	82,284
EastGroup Properties, Inc.	1,417	82,087
Education Realty Trust, Inc.	8,300	73,206
EPR Properties	3,152	154,952
Equity Lifestyle Properties, Inc.	2,419	87,640
Equity One, Inc.(a)	5,363	120,346
Equity Residential	11,185	580,166
Essex Property Trust, Inc.	1,182	169,629
Excel Trust, Inc.	6,275	71,472
Extra Space Storage, Inc.	4,505	189,796
Federal Realty Investment Trust	2,093	212,251
First Industrial Realty Trust, Inc.	2,903	50,657
First Potomac Realty Trust	5,954	69,245
Franklin Street Properties Corp.	7,589	90,689
General Growth Properties, Inc.	26,261	527,058
Geo Group, Inc. (The)	4,979	160,423
Getty Realty Corp.	3,575	65,673
Gladstone Commercial Corp.	3,436	61,745
Glimcher Realty Trust	8,200	76,752
Government Properties Income Trust	4,522	112,372
HCP, Inc.	26,697	969,635
Health Care REIT, Inc.	16,435	880,423
Healthcare Realty Trust, Inc.	5,634	120,061
Healthcare Trust of America, Inc. Class A	10,972	107,965
Hersha Hospitality Trust	11,870	66,116
Highwoods Properties, Inc.(a)	3,903	141,172
Home Properties, Inc.	2,845	152,549
Hospitality Properties Trust	10,228	276,463
Host Hotels & Resorts, Inc.	19,844	385,767
Hudson Pacific Properties, Inc.	2,547	55,703
Inland Real Estate Corp.	9,137	96,121
Investors Real Estate Trust	10,467	89,807
Kilroy Realty Corp.	2,335	117,170
Kimco Realty Corp.	18,186	359,174
Kite Realty Group Trust	9,343	61,384
LaSalle Hotel Properties	3,821	117,916
Lexington Realty Trust	14,822	151,333
Liberty Property Trust	7,841	265,575
LTC Properties, Inc.	2,547	90,138
Macerich Co. (The)	5,941	349,866
Mack-Cali Realty Corp.	5,163	110,901
Medical Properties Trust, Inc.	10,387	126,929
Mid-America Apartment Communities, Inc.	3,182	193,275
Monmouth Real Estate Investment Corp. Class A	7,246	65,866
National Health Investors, Inc.	1,479	82,972
National Retail Properties, Inc.(a)	6,356	192,777
Omega Healthcare Investors, Inc.(a)	8,008	238,638
One Liberty Properties, Inc.	8	161
Parkway Properties, Inc.	4,105	79,185
Pebblebrook Hotel Trust	1,593	49,001
Pennsylvania Real Estate Investment Trust	3,583	68,005
Piedmont Office Realty Trust, Inc. Class A(a)	7,886	130,277
Plum Creek Timber Co., Inc.	6,493	301,989
Post Properties, Inc.	1,728	78,157
Potlatch Corp.	1,587	66,241
Prologis, Inc.	15,514	573,242
PS Business Parks, Inc.	847	64,728
Public Storage	6,659	1,002,313
Ramco-Gershenson Properties Trust	5,137	80,856
Rayonier, Inc.	5,708	240,307
Realty Income Corp.	11,933	445,459
Regency Centers Corp.	3,616	167,421
Retail Opportunity Investments Corp.(a)	5,164	76,014
Retail Properties of America, Inc. Class A	11,345	144,308
RLJ Lodging Trust	3,892	94,653
Ryman Hospitality Properties	2,588	108,127
Sabra Health Care REIT, Inc.	2,777	72,591
Saul Centers, Inc.	1,300	62,049
Select Income REIT	3,815	102,013
Senior Housing Properties Trust	12,335	274,207
Simon Property Group, Inc.	9,930	1,510,949
SL Green Realty Corp.	2,067	190,949
Sovran Self Storage, Inc.	1,041	67,842
Spirit Realty Capital, Inc.	20,641	202,901
STAG Industrial, Inc.	4,407	89,859
Summit Hotel Properties, Inc.	7,081	63,729
Sun Communities, Inc.	2,458	104,809
Sunstone Hotel Investors, Inc.	3,720	49,848
Tanger Factory Outlet Centers, Inc.	2,566	82,163
Taubman Centers, Inc.	1,786	114,161
UDR, Inc.	9,815	229,180
Universal Health Realty Income Trust	1,738	69,624

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Urstadt Biddle Properties, Inc. Class A	3,333	$61,494
Ventas, Inc.	14,083	806,674
Vornado Realty Trust	6,073	539,222
Washington Real Estate Investment Trust(a)	4,137	96,640
Weingarten Realty Investors	5,222	143,187
Weyerhaeuser Co.	16,807	530,597
Winthrop Realty Trust	5,486	60,620
WP Carey, Inc.	3,664	224,786

Total Real Estate Investment Trusts (REITs)		24,148,433

Road & Rail - 0.9%
Con-way, Inc.	841	33,396
CSX Corp.	22,622	650,835
JB Hunt Transport Services, Inc.	877	67,792
Kansas City Southern	779	96,464
Knight Transportation, Inc.	2,474	45,373
Landstar System, Inc.	1,850	106,282
Norfolk Southern Corp.	7,363	683,507
Ryder System, Inc.	1,169	86,249
Union Pacific Corp.	9,338	1,568,784
Werner Enterprises, Inc.	6	148

Total Road & Rail		3,338,830

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	6,395	208,029
Analog Devices, Inc.	8,881	452,309
Applied Materials, Inc.	30,131	533,017
Broadcom Corp. Class A	8,371	248,200
Brooks Automation, Inc.	5,159	54,118
Intel Corp.	186,880	4,851,405
Intersil Corp. Class A	6,323	72,525
KLA-Tencor Corp.	5,004	322,558
Linear Technology Corp.	5,693	259,316
LSI Corp.	6,949	76,578
Maxim Integrated Products, Inc.	10,499	293,027
Microchip Technology, Inc.(a)	6,933	310,252
MKS Instruments, Inc.	1,360	40,718
NVIDIA Corp.	13,098	209,830
Texas Instruments, Inc.	32,102	1,409,599
Xilinx, Inc.	6,290	288,837

Total Semiconductors & Semiconductor Equipment		9,630,318

Software - 3.6%
Activision Blizzard, Inc.	8,271	147,472
American Software, Inc. Class A	3,400	33,558
Blackbaud, Inc.	972	36,596
CA, Inc.	14,456	486,444
Compuware Corp.	10,097	113,187
Factset Research Systems, Inc.(a)	596	64,714
Intuit, Inc.	3,033	231,479
Microsoft Corp.	268,238	10,040,148
Oracle Corp.	66,375	2,539,508
Solera Holdings, Inc.	884	62,552
Symantec Corp.	18,752	442,172

Total Software		14,197,830

Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	2,176	71,612
Advance Auto Parts, Inc.	9	996
American Eagle Outfitters, Inc.	7,314	105,322
Best Buy Co., Inc.	5,948	237,206
Buckle, Inc. (The)	995	52,297
Chico’s FAS, Inc.	2,077	39,131
Dick’s Sporting Goods, Inc.	932	54,149
DSW, Inc. Class A	1,108	47,345
Foot Locker, Inc.	3,262	135,177
GameStop Corp. Class A	2,782	137,041
Gap, Inc. (The)	10,264	401,117
GNC Holdings, Inc. Class A	1,198	70,023
Guess?, Inc.	2,580	80,161
Home Depot, Inc. (The)	29,308	2,413,221
L Brands, Inc.	5,756	356,009
Lowe’s Cos., Inc.	16,570	821,044
Men’s Wearhouse, Inc. (The)	1,051	53,685
Penske Automotive Group, Inc.	1,441	67,958
PetSmart, Inc.	999	72,677
Rent-A-Center, Inc.	1,598	53,277
Ross Stores, Inc.	2,306	172,789
Staples, Inc.	21,301	338,473
Tiffany & Co.	2,046	189,828
TJX Cos., Inc. (The)	7,210	459,493
Tractor Supply Co.	1,131	87,743
Williams-Sonoma, Inc.	2,192	127,750

Total Specialty Retail		6,645,524

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	592	42,500
Coach, Inc.	7,126	399,982
Columbia Sportswear Co.	697	54,889
Hanesbrands, Inc.	1,243	87,345
Jones Group, Inc. (The)	3	45
NIKE, Inc. Class B	8,122	638,714
Ralph Lauren Corp.	693	122,363
VF Corp.	8,204	511,437
Wolverine World Wide, Inc.	1,134	38,511

Total Textiles, Apparel & Luxury Goods		1,895,786

Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	9	124
Berkshire Hills Bancorp, Inc.	6	164
Brookline Bancorp, Inc.	6,846	65,516
Capitol Federal Financial, Inc.	5,258	63,674
Dime Community Bancshares, Inc.	3,581	60,591
Hudson City Bancorp, Inc.	9,680	91,282
New York Community Bancorp, Inc.	28,260	476,181
Northwest Bancshares, Inc.	5,847	86,419
OceanFirst Financial Corp.	9	154
Oritani Financial Corp.	4,365	70,058
People’s United Financial, Inc.	13,979	211,363
Provident Financial Services, Inc.	2,793	53,961
TrustCo Bank Corp.	8,533	61,267
Washington Federal, Inc.	2,081	48,467

Total Thrifts & Mortgage Finance		1,289,221

Tobacco - 3.3%
Altria Group, Inc.	105,625	4,054,944
Lorillard, Inc.	16,905	856,745
Philip Morris International, Inc.	73,823	6,432,198
Reynolds American, Inc.	29,024	1,450,910
Universal Corp.	1,275	69,615
Vector Group Ltd.	8,896	145,628

Total Tobacco		13,010,040

Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	1,087	53,361
Fastenal Co.	6,433	305,632
GATX Corp.	1,278	66,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund (DTD)

December 31, 2013

Investments	Shares	Value
Kaman Corp.	1,231	$48,908
MSC Industrial Direct Co. Class A	815	65,909
TAL International Group, Inc.*	1,982	113,668
W.W. Grainger, Inc.	1,048	267,680
Watsco, Inc.	689	66,185

Total Trading Companies & Distributors		988,016

Water Utilities - 0.1%
American States Water Co.	2,358	67,745
American Water Works Co., Inc.	4,626	195,495
Aqua America, Inc.	4,834	114,034
California Water Service Group	3,098	71,471
Connecticut Water Service, Inc.	6	213
Middlesex Water Co.	1,770	37,064
SJW Corp.	1,863	55,499

Total Water Utilities		541,521

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	6,840	502,261
NTELOS Holdings Corp.	3,045	61,600
Telephone & Data Systems, Inc.	2,292	59,088

Total Wireless Telecommunication Services		622,949

TOTAL COMMON STOCKS (Cost: $296,683,643)		391,062,206

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree Total Earnings Fund(a)(b) (Cost: $782,830)	12,075	806,803

RIGHTS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
EXCO Resources, Inc.,expiring 2/09/14*(a) (Cost: $0)	9,740	1,559

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Dreyfus Institutional Preferred Money Market Fund,0.05%(c) (Cost: $4,502,224)(d)	4,502,224	4,502,224

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $301,968,697)(e)		396,372,792
Liabilities in Excess of Other Assets - (1.0)%		(3,771,053)

NET ASSETS - 100.0%		$392,601,739

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $4,382,203 and the total market value of the collateral held by the Fund was $4,502,224.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund (DHS)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 101.4%
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.2%
American Science & Engineering, Inc.	752	$54,076
Lockheed Martin Corp.	44,566	6,625,182
Raytheon Co.	29,983	2,719,458

Total Aerospace & Defense		9,398,716

Beverages - 2.7%
Coca-Cola Co. (The)	463,600	19,151,316
Dr. Pepper Snapple Group, Inc.	22,875	1,114,470

Total Beverages		20,265,786

Biotechnology - 0.0%
PDL BioPharma, Inc.(a)	37,840	319,370

Capital Markets - 0.2%
Arlington Asset Investment Corp. Class A	8,703	229,672
BGC Partners, Inc. Class A	56,075	339,814
Calamos Asset Management, Inc. Class A	3,138	37,154
Federated Investors, Inc. Class B(a)	14,136	407,117
GFI Group, Inc.	24,561	96,034
Greenhill & Co., Inc.	3,545	205,397
Manning & Napier, Inc.	1,659	29,281
Westwood Holdings Group, Inc.	1,315	81,412

Total Capital Markets		1,425,881

Chemicals - 1.8%
Dow Chemical Co. (The)	134,052	5,951,909
E.I. du Pont de Nemours & Co.	100,679	6,541,115
FutureFuel Corp.	4,704	74,323
Innophos Holdings, Inc.	2,480	120,528
Kronos Worldwide, Inc.(a)	16,130	307,276
Olin Corp.(a)	8,386	241,936
Scotts Miracle-Gro Co. (The) Class A	6,001	373,382

Total Chemicals		13,610,469

Commercial Banks - 4.4%
Arrow Financial Corp.(a)	2,215	58,830
Bank of Hawaii Corp.	5,211	308,179
BankUnited, Inc.	9,874	325,052
BB&T Corp.	67,107	2,504,433
Bridge Bancorp, Inc.	1,410	36,660
Chemical Financial Corp.	3,204	101,471
City Holding Co.	1,940	89,880
CNB Financial Corp.	1,679	31,901
Community Bank System, Inc.	4,440	176,179
Community Trust Bancorp, Inc.	1,769	79,888
Cullen/Frost Bankers, Inc.	6,331	471,216
CVB Financial Corp.	9,501	162,182
Financial Institutions, Inc.	1,868	46,158
First Busey Corp.	11,138	64,600
First Community Bancshares, Inc.	1,832	30,594
First Financial Bancorp	7,917	137,993
First Financial Corp.	1,601	58,533
First Niagara Financial Group, Inc.	39,895	423,685
FirstMerit Corp.	18,045	401,140
Flushing Financial Corp.	2,900	60,030
FNB Corp.	23,244	293,339
Fulton Financial Corp.	17,921	234,407
Hancock Holding Co.	7,404	271,579
National Penn Bancshares, Inc.	19,801	224,345
NBT Bancorp, Inc.	5,369	139,057
Pacific Continental Corp.	3,506	55,886
PacWest Bancorp	4,029	170,104
Park National Corp.	2,687	228,583
Penns Woods Bancorp, Inc.	599	30,549
Republic Bancorp, Inc. Class A	2,306	56,589
S&T Bancorp, Inc.	2,957	74,842
S.Y. Bancorp, Inc.	1,390	44,369
Sandy Spring Bancorp, Inc.	2,152	60,665
Southside Bancshares, Inc.(a)	2,138	58,453
Tompkins Financial Corp.	1,815	93,273
TowneBank	2,740	42,169
Trustmark Corp.	8,652	232,220
Umpqua Holdings Corp.	12,025	230,158
United Bankshares, Inc.(a)	7,748	243,675
Univest Corp. of Pennsylvania	2,412	49,880
Valley National Bancorp(a)	49,038	496,265
Washington Banking Co.	2,649	46,967
Washington Trust Bancorp, Inc.	1,863	69,341
Wells Fargo & Co.	527,737	23,959,260
WesBanco, Inc.	2,871	91,872
West Bancorp., Inc.	1,507	23,841
Westamerica Bancorp.(a)	2,782	157,072

Total Commercial Banks		33,247,364

Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	16,694	296,318
Ennis, Inc.	4,943	87,491
Iron Mountain, Inc.	26,400	801,240
KAR Auction Services, Inc.	17,064	504,241
Knoll, Inc.	6,016	110,153
McGrath Rentcorp	2,411	95,958
Pitney Bowes, Inc.	26,987	628,797
Quad Graphics, Inc.(a)	5,955	162,155
R.R. Donnelley & Sons Co.	39,753	806,191
Republic Services, Inc.	42,637	1,415,548
Waste Management, Inc.	58,888	2,642,305
West Corp.	9,839	252,961

Total Commercial Services & Supplies		7,803,358

Communications Equipment - 1.9%
Cisco Systems, Inc.	651,289	14,621,438
Comtech Telecommunications Corp.	2,199	69,313

Total Communications Equipment		14,690,751

Computers & Peripherals - 0.1%
Diebold, Inc.	8,477	279,826
Lexmark International, Inc. Class A	8,679	308,278

Total Computers & Peripherals		588,104

Containers & Packaging - 0.2%
Greif, Inc. Class A	2,800	146,720
MeadWestvaco Corp.	18,324	676,705
Sonoco Products Co.	11,715	488,750

Total Containers & Packaging		1,312,175

Diversified Consumer Services - 0.2%
H&R Block, Inc.	29,611	859,903
Hillenbrand, Inc.	6,516	191,701
Universal Technical Institute, Inc.	3,886	54,054

Total Diversified Consumer Services		1,105,658

Diversified Financial Services - 2.9%
JPMorgan Chase & Co.	374,468	21,898,889

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2013

Investments	Shares	Value
Diversified Telecommunication Services - 9.0%
AT&T, Inc.	1,036,968	$36,459,795
CenturyLink, Inc.	150,758	4,801,642
Consolidated Communications Holdings, Inc.	12,323	241,901
Frontier Communications Corp.(a)	319,606	1,486,168
Lumos Networks Corp.	2,172	45,612
Verizon Communications, Inc.	469,537	23,073,048
Windstream Holdings, Inc.(a)	272,190	2,172,076

Total Diversified Telecommunication Services		68,280,242

Electric Utilities - 6.3%
ALLETE, Inc.	5,901	294,342
American Electric Power Co., Inc.	78,659	3,676,522
Cleco Corp.	7,074	329,790
Duke Energy Corp.	118,470	8,175,615
Edison International	35,828	1,658,836
El Paso Electric Co.	4,185	146,935
Empire District Electric Co. (The)	7,332	166,363
Entergy Corp.	35,662	2,256,335
Exelon Corp.	143,215	3,922,659
FirstEnergy Corp.	107,955	3,560,356
Great Plains Energy, Inc.	21,875	530,250
Hawaiian Electric Industries, Inc.	17,963	468,116
IDACORP, Inc.	6,104	316,431
MGE Energy, Inc.	2,254	130,507
NextEra Energy, Inc.	51,124	4,377,237
Northeast Utilities	41,338	1,752,318
Otter Tail Corp.	5,599	163,883
Pepco Holdings, Inc.	54,418	1,041,016
Pinnacle West Capital Corp.	17,492	925,677
PNM Resources, Inc.	7,400	178,488
Portland General Electric Co.	10,619	320,694
PPL Corp.	116,779	3,513,880
Southern Co. (The)	163,216	6,709,810
UIL Holdings Corp.	9,670	374,712
Unitil Corp.	2,397	73,084
UNS Energy Corp.	4,641	277,764
Westar Energy, Inc.	20,457	658,102
Xcel Energy, Inc.	73,666	2,058,228

Total Electric Utilities		48,057,950

Electrical Equipment - 0.6%
Emerson Electric Co.	68,076	4,777,574
LSI Industries, Inc.	2,206	19,126

Total Electrical Equipment		4,796,700

Electronic Equipment, Instruments & Components - 0.0%
Daktronics, Inc.	3,423	53,673
Electro Rent Corp.	4,705	87,136
Electro Scientific Industries, Inc.	3,230	33,786

Total Electronic Equipment, Instruments & Components		174,595

Energy Equipment & Services - 0.2%
Diamond Offshore Drilling, Inc.	32,195	1,832,539

Food & Staples Retailing - 0.3%
Sysco Corp.	67,749	2,445,739
Village Super Market, Inc. Class A	970	30,080

Total Food & Staples Retailing		2,475,819

Food Products - 1.9%
B&G Foods, Inc.	7,612	258,123
Campbell Soup Co.	33,866	1,465,720
ConAgra Foods, Inc.	49,846	1,679,810
General Mills, Inc.	72,915	3,639,188
Kellogg Co.	41,311	2,522,863
Kraft Foods Group, Inc.	88,025	4,746,308

Total Food Products		14,312,012

Gas Utilities - 0.5%
AGL Resources, Inc.	18,178	858,547
Atmos Energy Corp.	11,361	516,017
Chesapeake Utilities Corp.	849	50,957
Laclede Group, Inc. (The)	4,151	189,036
New Jersey Resources Corp.	5,864	271,151
Northwest Natural Gas Co.	4,674	200,141
Piedmont Natural Gas Co., Inc.	10,756	356,669
Questar Corp.	20,925	481,066
South Jersey Industries, Inc.	3,906	218,580
UGI Corp.	12,167	504,444
WGL Holdings, Inc.	8,572	343,394

Total Gas Utilities		3,990,002

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	59,360	4,128,488
Meridian Bioscience, Inc.	4,727	125,407

Total Health Care Equipment & Supplies		4,253,895

Health Care Providers & Services - 0.1%
Kindred Healthcare, Inc.	4,562	90,054
Landauer, Inc.	1,729	90,963
Select Medical Holdings Corp.	18,101	210,152

Total Health Care Providers & Services		391,169

Health Care Technology - 0.0%
Computer Programs & Systems, Inc.	1,559	96,362
Quality Systems, Inc.	7,603	160,119

Total Health Care Technology		256,481

Hotels, Restaurants & Leisure - 1.9%
Cracker Barrel Old Country Store, Inc.	2,469	271,763
Darden Restaurants, Inc.	20,418	1,110,127
DineEquity, Inc.	2,283	190,745
Einstein Noah Restaurant Group, Inc.	2,027	29,391
McDonald’s Corp.	125,885	12,214,622
Six Flags Entertainment Corp.	19,007	699,838
Speedway Motorsports, Inc.	5,423	107,646

Total Hotels, Restaurants & Leisure		14,624,132

Household Durables - 0.1%
Leggett & Platt, Inc.	20,998	649,678
M.D.C. Holdings, Inc.	5,469	176,321

Total Household Durables		825,999

Household Products - 4.0%
Clorox Co. (The)	14,800	1,372,848
Kimberly-Clark Corp.	44,390	4,636,980
Orchids Paper Products Co.	1,217	39,966
Procter & Gamble Co. (The)	297,806	24,244,386

Total Household Products		30,294,180

Industrial Conglomerates - 3.9%
General Electric Co.	1,052,304	29,496,081

Insurance - 0.6%
American National Insurance Co.	2,801	320,826
Arthur J. Gallagher & Co.	15,230	714,744
Baldwin & Lyons, Inc. Class B	2,215	60,514
Cincinnati Financial Corp.	20,266	1,061,330
Donegal Group, Inc. Class A	2,783	44,250
EMC Insurance Group, Inc.	1,382	42,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2013

Investments	Shares	Value
Erie Indemnity Co. Class A	5,782	$422,780
Horace Mann Educators Corp.	3,477	109,664
Mercury General Corp.	10,424	518,177
Old Republic International Corp.	43,699	754,682
Safety Insurance Group, Inc.	2,630	148,069
Universal Insurance Holdings, Inc.	3,042	44,048

Total Insurance		4,241,401

Internet & Catalog Retail - 0.0%
Nutrisystem, Inc.	4,599	75,608
PetMed Express, Inc.	4,145	68,931

Total Internet & Catalog Retail		144,539

Internet Software & Services - 0.0%
EarthLink, Inc.*	13,470	68,293
United Online, Inc.	2,298	31,620

Total Internet Software & Services		99,913

IT Services - 0.5%
Leidos Holdings, Inc.	9,423	438,075
ManTech International Corp. Class A	3,001	89,820
Paychex, Inc.	44,637	2,032,323
Western Union Co. (The)	61,627	1,063,066

Total IT Services		3,623,284

Leisure Equipment & Products - 0.4%
Hasbro, Inc.	15,035	827,075
Mattel, Inc.	40,590	1,931,272
Sturm Ruger & Co., Inc.(a)	2,071	151,369

Total Leisure Equipment & Products		2,909,716

Machinery - 0.8%
Caterpillar, Inc.	64,991	5,901,833
Douglas Dynamics, Inc.	4,140	69,635
Harsco Corp.	9,313	261,044

Total Machinery		6,232,512

Media - 0.4%
Cablevision Systems Corp. Class A	29,198	523,520
Cinemark Holdings, Inc.	12,044	401,426
Gannett Co., Inc.	25,591	756,982
Harte-Hanks, Inc.	10,503	82,133
Meredith Corp.(a)	4,563	236,363
National CineMedia, Inc.	10,451	208,602
Regal Entertainment Group Class A	21,937	426,675
Valassis Communications, Inc.	4,639	158,886
World Wrestling Entertainment, Inc. Class A	3,809	63,153

Total Media		2,857,740

Metals & Mining - 1.2%
Compass Minerals International, Inc.	3,232	258,722
Freeport-McMoRan Copper & Gold, Inc.	138,406	5,223,442
Gold Resource Corp.	14,500	65,685
Newmont Mining Corp.	62,114	1,430,485
Nucor Corp.	34,245	1,827,998

Total Metals & Mining		8,806,332

Multi-Utilities - 3.7%
Alliant Energy Corp.	15,192	783,907
Ameren Corp.	40,874	1,478,004
Avista Corp.	9,914	279,476
Black Hills Corp.	4,977	261,342
CenterPoint Energy, Inc.	58,348	1,352,507
CMS Energy Corp.	38,240	1,023,685
Consolidated Edison, Inc.	48,745	2,694,624
Dominion Resources, Inc.	75,824	4,905,054
DTE Energy Co.	26,301	1,746,123
Integrys Energy Group, Inc.	14,955	813,701
NiSource, Inc.	37,521	1,233,690
NorthWestern Corp.	5,092	220,585
PG&E Corp.	74,753	3,011,051
Public Service Enterprise Group, Inc.	84,942	2,721,542
SCANA Corp.	22,587	1,060,008
Sempra Energy	26,269	2,357,905
TECO Energy, Inc.(a)	42,021	724,442
Vectren Corp.	12,722	451,631
Wisconsin Energy Corp.	30,288	1,252,106

Total Multi-Utilities		28,371,383

Oil, Gas & Consumable Fuels - 7.7%
Arch Coal, Inc.(a)	20,542	91,412
Chevron Corp.	237,314	29,642,892
Comstock Resources, Inc.	4,744	86,768
ConocoPhillips	182,511	12,894,402
CVR Energy, Inc.	24,160	1,049,269
Evolution Petroleum Corp.	3,206	39,562
EXCO Resources, Inc.(a)	30,092	159,789
Kinder Morgan, Inc.	185,679	6,684,444
PBF Energy, Inc. Class A	5,188	163,214
Spectra Energy Corp.	91,825	3,270,807
Targa Resources Corp.	4,434	390,946
Williams Cos., Inc. (The)	102,239	3,943,358

Total Oil, Gas & Consumable Fuels		58,416,863

Paper & Forest Products - 0.3%
International Paper Co.	47,088	2,308,725

Pharmaceuticals - 12.8%
AbbVie, Inc.	175,796	9,283,787
Bristol-Myers Squibb Co.	164,391	8,737,382
Eli Lilly & Co.	163,985	8,363,235
Johnson & Johnson	301,610	27,624,460
Merck & Co., Inc.	385,540	19,296,277
Pfizer, Inc.	774,810	23,732,430

Total Pharmaceuticals		97,037,571

Professional Services - 0.0%
Acacia Research Corp.	6,199	90,133
CDI Corp.	1,948	36,096
Heidrick & Struggles International, Inc.	2,440	49,142

Total Professional Services		175,371

Real Estate Investment Trusts (REITs) - 9.9%
Acadia Realty Trust	6,674	165,715
Agree Realty Corp.	3,069	89,062
Alexander’s, Inc.	784	258,720
Alexandria Real Estate Equities, Inc.	11,049	702,937
American Campus Communities, Inc.	15,998	515,296
American Realty Capital Properties, Inc.	48,534	624,147
AmREIT, Inc.	3,200	53,760
Apartment Investment & Management Co. Class A	20,350	527,268
Ashford Hospitality Trust, Inc.	16,962	140,445
Associated Estates Realty Corp.	9,370	150,389
AvalonBay Communities, Inc.	17,398	2,056,966
Aviv REIT, Inc.	7,547	178,864
BioMed Realty Trust, Inc.	35,460	642,535
Brandywine Realty Trust	25,539	359,845
BRE Properties, Inc.	7,497	410,161
Camden Property Trust	13,696	779,028

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund (DHS)

December 31, 2013

Investments	Shares	Value
Campus Crest Communities, Inc.	16,304	$153,421
CBL & Associates Properties, Inc.	31,853	572,080
Cedar Realty Trust, Inc.	11,974	74,957
Chambers Street Properties	52,545	401,969
Chatham Lodging Trust	3,690	75,461
Chesapeake Lodging Trust	7,187	181,759
Cole Real Estate Investment, Inc.	90,945	1,276,868
CommonWealth REIT	19,036	443,729
CoreSite Realty Corp.	3,308	106,485
Corporate Office Properties Trust	15,466	366,390
Corrections Corp. of America	25,525	818,587
CyrusOne, Inc.	2,168	48,411
DCT Industrial Trust, Inc.	49,690	354,290
DDR Corp.	48,021	738,083
DiamondRock Hospitality Co.	22,032	254,470
Digital Realty Trust, Inc.(a)	32,411	1,592,028
Douglas Emmett, Inc.	18,291	425,997
Duke Realty Corp.	56,526	850,151
DuPont Fabros Technology, Inc.	9,939	245,593
EastGroup Properties, Inc.	4,951	286,811
Education Realty Trust, Inc.	20,970	184,955
EPR Properties	12,645	621,628
Equity One, Inc.(a)	17,911	401,923
Equity Residential	41,273	2,140,831
Essex Property Trust, Inc.	4,410	632,879
Excel Trust, Inc.	9,392	106,975
Extra Space Storage, Inc.	16,923	712,966
Federal Realty Investment Trust	7,028	712,709
First Potomac Realty Trust	14,304	166,356
Franklin Street Properties Corp.	23,126	276,356
Geo Group, Inc. (The)	16,935	545,646
Getty Realty Corp.	4,838	88,874
Gladstone Commercial Corp.	4,064	73,030
Glimcher Realty Trust	21,493	201,174
Government Properties Income Trust	16,738	415,939
HCP, Inc.	97,663	3,547,120
Health Care REIT, Inc.	60,032	3,215,914
Healthcare Realty Trust, Inc.	19,647	418,678
Healthcare Trust of America, Inc. Class A	35,562	349,930
Hersha Hospitality Trust	32,761	182,479
Highwoods Properties, Inc.(a)	16,830	608,741
Home Properties, Inc.	10,888	583,815
Hospitality Properties Trust	39,050	1,055,522
Inland Real Estate Corp.	25,671	270,059
Investors Real Estate Trust	22,932	196,757
Kimco Realty Corp.	67,544	1,333,994
Kite Realty Group Trust	17,562	115,382
LaSalle Hotel Properties	13,554	418,276
Lexington Realty Trust	52,947	540,589
Liberty Property Trust	29,825	1,010,173
LTC Properties, Inc.	6,937	245,500
Macerich Co. (The)	22,953	1,351,702
Mack-Cali Realty Corp.	18,408	395,404
Medical Properties Trust, Inc.	40,056	489,484
Mid-America Apartment Communities, Inc.	12,740	773,828
Monmouth Real Estate Investment Corp. Class A	10,469	95,163
National Health Investors, Inc.	5,293	296,937
National Retail Properties, Inc.(a)	23,493	712,543
Omega Healthcare Investors, Inc.(a)	29,058	865,928
One Liberty Properties, Inc.	3,843	77,360
Parkway Properties, Inc.	10,316	198,996
Pennsylvania Real Estate Investment Trust	10,404	197,468
Piedmont Office Realty Trust, Inc. Class A(a)	32,812	542,054
Plum Creek Timber Co., Inc.	25,944	1,206,655
Post Properties, Inc.	5,304	239,900
Potlatch Corp.	4,069	169,840
Prologis, Inc.	56,342	2,081,837
Public Storage	23,775	3,578,613
Ramco-Gershenson Properties Trust	11,785	185,496
Rayonier, Inc.	21,313	897,277
Realty Income Corp.	41,771	1,559,311
Regency Centers Corp.	13,716	635,051
Retail Opportunity Investments Corp.(a)	10,731	157,960
Retail Properties of America, Inc. Class A	43,674	555,533
RLJ Lodging Trust	15,442	375,549
Ryman Hospitality Properties, Inc.	8,077	337,457
Sabra Health Care REIT, Inc.	7,423	194,037
Saul Centers, Inc.	2,853	136,174
Select Income REIT	12,364	330,613
Senior Housing Properties Trust	48,235	1,072,264
Simon Property Group, Inc.	36,055	5,486,129
Sovran Self Storage, Inc.	3,511	228,812
Spirit Realty Capital, Inc.	75,732	744,446
STAG Industrial, Inc.	9,731	198,415
Summit Hotel Properties, Inc.	15,755	141,795
Sun Communities, Inc.	7,834	334,042
Taubman Centers, Inc.	6,645	424,748
Terreno Realty Corp.	2,516	44,533
UDR, Inc.	37,543	876,629
Universal Health Realty Income Trust	2,711	108,603
Urstadt Biddle Properties, Inc. Class A	5,556	102,508
Ventas, Inc.	50,763	2,907,705
Vornado Realty Trust	22,868	2,030,450
Washington Real Estate Investment Trust(a)	12,906	301,484
Weingarten Realty Investors	21,887	600,142
Weyerhaeuser Co.	61,400	1,938,398
Whitestone REIT	6,890	92,119
Winthrop Realty Trust	9,716	107,362
WP Carey, Inc.	14,054	862,213

Total Real Estate Investment Trusts (REITs)		75,538,815

Road & Rail - 0.0%
Landstar System, Inc.	5,479	314,769

Semiconductors & Semiconductor Equipment - 3.4%
Brooks Automation, Inc.	7,804	81,864
Intel Corp.	665,913	17,287,102
Intersil Corp. Class A	20,423	234,252
KLA-Tencor Corp.	18,044	1,163,116
Maxim Integrated Products, Inc.	38,943	1,086,899
Microchip Technology, Inc.(a)	25,083	1,122,464
Texas Instruments, Inc.	114,347	5,020,977

Total Semiconductors & Semiconductor Equipment		25,996,674

Software - 5.0%
American Software, Inc. Class A	3,310	32,670
CA, Inc.	52,689	1,772,985
Compuware Corp.	32,897	368,775
Microsoft Corp.	958,783	35,887,247

Total Software		38,061,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund (DHS)

December 31, 2013

Investments	Shares	Value
Specialty Retail - 0.2%
American Eagle Outfitters, Inc.	22,773	$327,931
Staples, Inc.	76,683	1,218,493

Total Specialty Retail		1,546,424

Thrifts & Mortgage Finance - 0.5%
Banc of California, Inc.	2,126	28,510
Berkshire Hills Bancorp, Inc.	2,287	62,366
Brookline Bancorp, Inc.	11,001	105,280
Dime Community Bancshares, Inc.	4,672	79,050
New York Community Bancorp, Inc.	101,468	1,709,736
Northwest Bancshares, Inc.	12,594	186,139
OceanFirst Financial Corp.	2,474	42,380
Oritani Financial Corp.	7,771	124,725
People’s United Financial, Inc.	53,279	805,578
Provident Financial Services, Inc.	7,244	139,954
Rockville Financial, Inc.	2,462	34,985
TrustCo Bank Corp.	13,258	95,192
United Financial Bancorp, Inc.	1,546	29,204

Total Thrifts & Mortgage Finance		3,443,099

Tobacco - 6.1%
Altria Group, Inc.	377,641	14,497,638
Lorillard, Inc.	61,242	3,103,744
Philip Morris International, Inc.	264,366	23,034,210
Reynolds American, Inc.	104,890	5,243,451
Universal Corp.	3,373	184,166
Vector Group Ltd.(a)	32,889	538,393

Total Tobacco		46,601,602

Trading Companies & Distributors - 0.1%
Houston Wire & Cable Co.	2,080	27,830
TAL International Group, Inc.*(a)	6,584	377,592

Total Trading Companies & Distributors		405,422

Water Utilities - 0.0%
American States Water Co.	3,687	105,927
California Water Service Group	5,194	119,826
Connecticut Water Service, Inc.	1,068	37,925
Middlesex Water Co.	2,749	57,564

Total Water Utilities		321,242

Wireless Telecommunication Services - 0.0%
NTELOS Holdings Corp.	6,917	139,931
USA Mobility, Inc.	3,891	55,563

Total Wireless Telecommunication Services		195,494

TOTAL COMMON STOCKS (Cost: $669,479,937)		757,378,885

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree Total Dividend Fund(a)(b) (Cost: $1,486,687)	22,879	1,536,782

RIGHTS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
EXCO Resources, Inc., expiring 2/09/14*(a) (Cost: $0)	30,092	4,815

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $12,032,348)(d)	12,032,348	12,032,348

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $682,998,972)(e)		$770,952,830
Liabilities in Excess of Other Assets - (1.4)%		(10,539,603)

NET ASSETS - 100.0%		$760,413,227

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $11,685,598 and the total market value of the collateral held by the Fund was $12,032,348.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 99.8%
COMMON STOCKS - 99.8%

Aerospace & Defense - 2.9%
Boeing Co. (The)	61,563	$8,402,734
General Dynamics Corp.	47,784	4,565,761
Honeywell International, Inc.	90,517	8,270,538
Lockheed Martin Corp.	67,347	10,011,805
Northrop Grumman Corp.	27,783	3,184,210
Precision Castparts Corp.	411	110,682
Raytheon Co.	45,110	4,091,477
United Technologies Corp.	111,603	12,700,421

Total Aerospace & Defense		51,337,628

Air Freight & Logistics - 0.6%
FedEx Corp.	7,751	1,114,361
United Parcel Service, Inc. Class B	97,724	10,268,838

Total Air Freight & Logistics		11,383,199

Airlines - 0.1%
Delta Air Lines, Inc.	41,532	1,140,884
Southwest Airlines Co.	32,757	617,142

Total Airlines		1,758,026

Auto Components - 0.2%
BorgWarner, Inc.	11,168	624,403
Johnson Controls, Inc.	58,174	2,984,326

Total Auto Components		3,608,729

Automobiles - 0.5%
Ford Motor Co.	552,186	8,520,230
Harley-Davidson, Inc.	14,826	1,026,552

Total Automobiles		9,546,782

Beverages - 2.9%
Beam, Inc.	12,271	835,164
Coca-Cola Co. (The)	695,817	28,744,200
Coca-Cola Enterprises, Inc.	27,799	1,226,770
PepsiCo, Inc.	241,375	20,019,643

Total Beverages		50,825,777

Biotechnology - 0.5%
Amgen, Inc.	70,795	8,081,957

Capital Markets - 1.8%
Ameriprise Financial, Inc.	20,720	2,383,836
Bank of New York Mellon Corp. (The)	114,915	4,015,130
BlackRock, Inc.	20,602	6,519,915
Charles Schwab Corp. (The)	69,083	1,796,158
Franklin Resources, Inc.	25,480	1,470,960
Goldman Sachs Group, Inc. (The)	32,348	5,734,006
Morgan Stanley	70,666	2,216,086
Northern Trust Corp.	28,229	1,747,093
State Street Corp.	36,491	2,678,075
T. Rowe Price Group, Inc.	27,039	2,265,057
TD Ameritrade Holding Corp.	49,844	1,527,220

Total Capital Markets		32,353,536

Chemicals - 2.4%
Air Products & Chemicals, Inc.	31,423	3,512,463
CF Industries Holdings, Inc.	5,579	1,300,130
Dow Chemical Co. (The)	202,532	8,992,421
E.I. du Pont de Nemours & Co.	152,198	9,888,304
Eastman Chemical Co.	13,908	1,122,376
Ecolab, Inc.	15,103	1,574,790
FMC Corp.	5,546	418,501
Monsanto Co.	44,900	5,233,095
Mosaic Co. (The)	37,190	1,757,971
PPG Industries, Inc.	10,664	2,022,534
Praxair, Inc.	31,701	4,122,081
Sherwin-Williams Co. (The)	6,332	1,161,922
Sigma-Aldrich Corp.	6,931	651,583

Total Chemicals		41,758,171

Commercial Banks - 3.5%
BB&T Corp.	100,219	3,740,173
CIT Group, Inc.	8,646	450,716
Fifth Third Bancorp	117,111	2,462,844
KeyCorp	81,514	1,093,918
M&T Bank Corp.	18,071	2,103,826
PNC Financial Services Group, Inc.	70,017	5,431,919
Regions Financial Corp.	95,537	944,861
SunTrust Banks, Inc.	33,385	1,228,902
U.S. Bancorp	236,214	9,543,046
Wells Fargo & Co.	790,976	35,910,310

Total Commercial Banks		62,910,515

Commercial Services & Supplies - 0.3%
Republic Services, Inc.	63,912	2,121,878
Waste Management, Inc.	88,272	3,960,765

Total Commercial Services & Supplies		6,082,643

Communications Equipment - 2.1%
Cisco Systems, Inc.	973,360	21,851,932
Motorola Solutions, Inc.	27,681	1,868,468
QUALCOMM, Inc.	181,186	13,453,061

Total Communications Equipment		37,173,461

Computers & Peripherals - 4.4%
Apple, Inc.	112,116	62,909,409
EMC Corp.	191,174	4,808,026
Hewlett-Packard Co.	232,987	6,518,976
NetApp, Inc.	27,945	1,149,657
SanDisk Corp.	16,210	1,143,453
Western Digital Corp.	19,839	1,664,492

Total Computers & Peripherals		78,194,013

Construction & Engineering - 0.0%
Fluor Corp.	7,652	614,379

Consumer Finance - 0.8%
American Express Co.	65,151	5,911,150
Capital One Financial Corp.	51,951	3,979,966
Discover Financial Services	39,147	2,190,275
SLM Corp.	57,234	1,504,110

Total Consumer Finance		13,585,501

Distributors - 0.1%
Genuine Parts Co.	22,982	1,911,873

Diversified Financial Services - 2.4%
Bank of America Corp.	154,785	2,410,002
Citigroup, Inc.	13,254	690,666
CME Group, Inc.	40,800	3,201,168
JPMorgan Chase & Co.	562,678	32,905,409
Leucadia National Corp.	17,904	507,399
McGraw Hill Financial, Inc.	23,185	1,813,067
Moody’s Corp.	16,104	1,263,681

Total Diversified Financial Services		42,791,392

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	1,559,788	54,842,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2013

Investments	Shares	Value
CenturyLink, Inc.	226,490	$7,213,706
Verizon Communications, Inc.	705,970	34,691,366

Total Diversified Telecommunication Services		96,747,218

Electric Utilities - 3.5%
American Electric Power Co., Inc.	117,980	5,514,385
Duke Energy Corp.	178,085	12,289,646
Edison International	53,682	2,485,476
Entergy Corp.	53,530	3,386,843
Exelon Corp.	217,252	5,950,532
FirstEnergy Corp.	160,999	5,309,747
NextEra Energy, Inc.	76,614	6,559,691
Northeast Utilities	62,061	2,630,766
PPL Corp.	175,402	5,277,846
Southern Co. (The)	245,070	10,074,828
Xcel Energy, Inc.	110,455	3,086,113

Total Electric Utilities		62,565,873

Electrical Equipment - 0.6%
AMETEK, Inc.	6,519	343,356
Emerson Electric Co.	102,460	7,190,643
Rockwell Automation, Inc.	16,340	1,930,734
Roper Industries, Inc.	2,562	355,298

Total Electrical Equipment		9,820,031

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	8,112	723,428
Corning, Inc.	188,852	3,365,343

Total Electronic Equipment, Instruments & Components		4,088,771

Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	28,093	1,552,419
Halliburton Co.	57,304	2,908,178
National Oilwell Varco, Inc.	31,799	2,528,975

Total Energy Equipment & Services		6,989,572

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	25,762	3,065,936
CVS Caremark Corp.	86,748	6,208,554
Kroger Co. (The)	48,767	1,927,759
Sysco Corp.	101,531	3,665,269
Walgreen Co.	118,145	6,786,249
Wal-Mart Stores, Inc.	440,460	34,659,797
Whole Foods Market, Inc.	16,714	966,571

Total Food & Staples Retailing		57,280,135

Food Products - 2.0%
Archer-Daniels-Midland Co.	66,015	2,865,051
Campbell Soup Co.	50,924	2,203,991
ConAgra Foods, Inc.	74,730	2,518,401
General Mills, Inc.	109,314	5,455,862
Hershey Co. (The)	19,068	1,853,982
Hormel Foods Corp.	22,792	1,029,515
J.M. Smucker Co. (The)	13,571	1,406,227
Kellogg Co.	61,992	3,785,851
Kraft Foods Group, Inc.	129,080	6,959,993
Mead Johnson Nutrition Co.	18,895	1,582,645
Mondelez International, Inc. Class A	160,651	5,670,980

Total Food Products		35,332,498

Gas Utilities - 0.1%
ONEOK, Inc.	29,821	1,854,270

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	202,925	7,778,115
Baxter International, Inc.	88,919	6,184,316
Becton Dickinson and Co.	20,141	2,225,379
C.R. Bard, Inc.	2,797	374,630
Medtronic, Inc.	109,709	6,296,200
St. Jude Medical, Inc.	27,604	1,710,068
Stryker Corp.	30,314	2,277,794
Zimmer Holdings, Inc.	8,351	778,230

Total Health Care Equipment & Supplies		27,624,732

Health Care Providers & Services - 0.9%
Aetna, Inc.	24,781	1,699,729
AmerisourceBergen Corp.	17,763	1,248,916
Cardinal Health, Inc.	35,281	2,357,124
Cigna Corp.	783	68,497
Humana, Inc.	9,514	982,035
McKesson Corp.	7,823	1,262,632
UnitedHealth Group, Inc.	87,747	6,607,349
WellPoint, Inc.	28,166	2,602,257

Total Health Care Providers & Services		16,828,539

Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.	83,154	6,558,356
Marriott International, Inc. Class A	23,965	1,182,912
McDonald’s Corp.	189,303	18,368,070
Starbucks Corp.	56,904	4,460,705
Starwood Hotels & Resorts Worldwide, Inc.	18,819	1,495,170
Wynn Resorts Ltd.	12,142	2,358,098
Yum! Brands, Inc.	51,025	3,858,000

Total Hotels, Restaurants & Leisure		38,281,311

Household Durables - 0.1%
Whirlpool Corp.	7,156	1,122,490

Household Products - 3.0%
Clorox Co. (The)	22,162	2,055,747
Colgate-Palmolive Co.	110,314	7,193,576
Kimberly-Clark Corp.	66,758	6,973,541
Procter & Gamble Co. (The)	448,278	36,494,312

Total Household Products		52,717,176

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	58,811	853,348

Industrial Conglomerates - 3.1%
3M Co.	71,624	10,045,266
Danaher Corp.	5,185	400,282
General Electric Co.	1,587,746	44,504,520

Total Industrial Conglomerates		54,950,068

Insurance - 2.2%
Aflac, Inc.	58,577	3,912,943
Allstate Corp. (The)	48,818	2,662,534
American International Group, Inc.	64,267	3,280,830
Chubb Corp. (The)	26,994	2,608,430
CNA Financial Corp.	29,185	1,251,745
Hartford Financial Services Group, Inc.	42,521	1,540,536
Lincoln National Corp.	17,943	926,218
Loews Corp.	12,292	592,966
Marsh & McLennan Cos., Inc.	64,674	3,127,635
MetLife, Inc.	133,837	7,216,491
Principal Financial Group, Inc.	35,987	1,774,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2013

Investments	Shares	Value
Progressive Corp. (The)	36,976	$1,008,335
Prudential Financial, Inc.	61,201	5,643,956
Travelers Cos., Inc. (The)	46,694	4,227,675

Total Insurance		39,774,813

IT Services - 2.3%
Automatic Data Processing, Inc.	66,242	5,353,016
Fidelity National Information Services, Inc.	27,972	1,501,537
International Business Machines Corp.	129,478	24,286,189
MasterCard, Inc. Class A	1,944	1,624,134
Paychex, Inc.	66,830	3,042,770
Visa, Inc. Class A	21,690	4,829,929

Total IT Services		40,637,575

Leisure Equipment & Products - 0.2%
Mattel, Inc.	59,927	2,851,327

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	15,547	889,133
Thermo Fisher Scientific, Inc.	11,683	1,300,902

Total Life Sciences Tools & Services		2,190,035

Machinery - 1.5%
Caterpillar, Inc.	97,159	8,823,009
Cummins, Inc.	19,389	2,733,267
Deere & Co.	49,105	4,484,760
Dover Corp.	15,804	1,525,718
Flowserve Corp.	5,725	451,302
Illinois Tool Works, Inc.	52,044	4,375,860
PACCAR, Inc.	27,835	1,646,997
Parker Hannifin Corp.	12,463	1,603,240
Stanley Black & Decker, Inc.	21,795	1,758,639

Total Machinery		27,402,792

Media - 2.3%
CBS Corp. Class B	25,822	1,645,894
Comcast Corp. Class A	187,047	9,719,897
Comcast Corp. Special Class A	42,970	2,143,344
Omnicom Group, Inc.	32,905	2,447,145
Time Warner Cable, Inc.	30,919	4,189,524
Time Warner, Inc.	87,436	6,096,038
Twenty-First Century Fox, Inc. Class A	62,292	2,191,433
Twenty-First Century Fox, Inc. Class B	34,351	1,188,545
Viacom, Inc. Class B	34,893	3,047,555
Walt Disney Co. (The)	106,428	8,131,099

Total Media		40,800,474

Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc.	207,348	7,825,314
Newmont Mining Corp.	95,766	2,205,491
Nucor Corp.	51,225	2,734,391
Southern Copper Corp.	87,333	2,507,330

Total Metals & Mining		15,272,526

Multiline Retail - 0.6%
Kohl’s Corp.	31,437	1,784,050
Macy’s, Inc.	40,818	2,179,681
Nordstrom, Inc.	21,398	1,322,396
Target Corp.	95,891	6,067,024

Total Multiline Retail		11,353,151

Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	87,380	2,025,469
Consolidated Edison, Inc.	73,154	4,043,953
Dominion Resources, Inc.	113,963	7,372,266
DTE Energy Co.	39,407	2,616,231
NiSource, Inc.	54,347	1,786,929
PG&E Corp.	112,271	4,522,276
Public Service Enterprise Group, Inc.	127,470	4,084,139
Sempra Energy	39,353	3,532,325

Total Multi-Utilities		29,983,588

Office Electronics - 0.1%
Xerox Corp.	138,340	1,683,598

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	25,299	2,006,717
Apache Corp.	20,871	1,793,654
Cabot Oil & Gas Corp.	5,179	200,738
Chesapeake Energy Corp.	49,843	1,352,739
Chevron Corp.	356,248	44,498,938
ConocoPhillips	275,065	19,433,342
Devon Energy Corp.	33,915	2,098,321
EOG Resources, Inc.	7,182	1,205,427
EQT Corp.	1,542	138,441
Exxon Mobil Corp.	623,576	63,105,891
Hess Corp.	23,262	1,930,746
Kinder Morgan, Inc.	277,493	9,989,748
Marathon Oil Corp.	85,828	3,029,728
Marathon Petroleum Corp.	32,860	3,014,248
Murphy Oil Corp.	21,250	1,378,700
Noble Energy, Inc.	16,880	1,149,697
Occidental Petroleum Corp.	125,919	11,974,897
Phillips 66	71,064	5,481,166
Pioneer Natural Resources Co.	351	64,609
Range Resources Corp.	2,208	186,156
Spectra Energy Corp.	137,585	4,900,778
Valero Energy Corp.	57,041	2,874,866
Williams Cos., Inc. (The)	153,452	5,918,643

Total Oil, Gas & Consumable Fuels		187,728,190

Paper & Forest Products - 0.2%
International Paper Co.	69,892	3,426,805

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	14,473	1,090,106

Pharmaceuticals - 8.3%
AbbVie, Inc.	261,144	13,791,015
Allergan, Inc.	3,799	421,993
Bristol-Myers Squibb Co.	250,455	13,311,683
Eli Lilly & Co.	246,487	12,570,837
Johnson & Johnson	454,883	41,662,734
Merck & Co., Inc.	581,053	29,081,703
Pfizer, Inc.	1,169,894	35,833,853
Zoetis, Inc. Class A	22,159	724,378

Total Pharmaceuticals		147,398,196

Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	31,688	2,529,336
AvalonBay Communities, Inc.	25,855	3,056,837
Boston Properties, Inc.	21,694	2,177,427
Equity Residential	61,353	3,182,380
General Growth Properties, Inc.	139,851	2,806,810
HCP, Inc.	145,585	5,287,647
Health Care REIT, Inc.	90,575	4,852,103
Host Hotels & Resorts, Inc.	108,059	2,100,667
Prologis, Inc.	84,519	3,122,977
Public Storage	35,500	5,343,460
Simon Property Group, Inc.	53,940	8,207,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund (DLN)

December 31, 2013

Investments	Shares	Value
Ventas, Inc.	76,506	$4,382,264
Vornado Realty Trust	34,246	3,040,702
Weyerhaeuser Co.	91,502	2,888,718

Total Real Estate Investment Trusts (REITs)		52,978,838

Road & Rail - 0.9%
CSX Corp.	123,650	3,557,411
Kansas City Southern	4,481	554,882
Norfolk Southern Corp.	40,349	3,745,598
Union Pacific Corp.	50,323	8,454,264

Total Road & Rail		16,312,155

Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	33,714	1,096,716
Analog Devices, Inc.	47,764	2,432,621
Applied Materials, Inc.	160,570	2,840,483
Broadcom Corp. Class A	43,706	1,295,883
Intel Corp.	1,006,411	26,126,430
KLA-Tencor Corp.	27,044	1,743,256
Texas Instruments, Inc.	171,509	7,530,960
Xilinx, Inc.	32,687	1,500,987

Total Semiconductors & Semiconductor Equipment		44,567,336

Software - 4.2%
Activision Blizzard, Inc.	44,844	799,568
CA, Inc.	78,988	2,657,946
Intuit, Inc.	16,618	1,268,286
Microsoft Corp.	1,442,899	54,007,710
Oracle Corp.	351,643	13,453,861
Symantec Corp.	98,706	2,327,487

Total Software		74,514,858

Specialty Retail - 1.6%
Best Buy Co., Inc.	30,348	1,210,278
Gap, Inc. (The)	54,247	2,119,973
Home Depot, Inc. (The)	157,160	12,940,554
L Brands, Inc.	31,428	1,943,822
Lowe’s Cos., Inc.	88,907	4,405,342
Ross Stores, Inc.	11,370	851,954
Staples, Inc.	114,793	1,824,061
Tiffany & Co.	10,432	967,881
TJX Cos., Inc. (The)	37,530	2,391,787
Tractor Supply Co.	5,327	413,269

Total Specialty Retail		29,068,921

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	38,082	2,137,543
NIKE, Inc. Class B	43,543	3,424,221
PVH Corp.	477	64,881
Ralph Lauren Corp.	3,211	566,966
VF Corp.	43,884	2,735,729

Total Textiles, Apparel & Luxury Goods		8,929,340

Tobacco - 3.9%
Altria Group, Inc.	569,117	21,848,402
Lorillard, Inc.	91,961	4,660,583
Philip Morris International, Inc.	396,318	34,531,187
Reynolds American, Inc.	157,609	7,878,874

Total Tobacco		68,919,046

Trading Companies & Distributors - 0.2%
Fastenal Co.	34,681	1,647,694
W.W. Grainger, Inc.	5,768	1,473,262

Total Trading Companies & Distributors		3,120,956

Wireless Telecommunication Services - 0.1%
Crown Castle International Corp.*	35,521	2,608,307

TOTAL COMMON STOCKS (Cost: $1,478,596,722)		1,773,586,547

EXCHANGE-TRADED FUND - 0.0%
WisdomTree Total Dividend Fund(a)(b) (Cost: $739,080)	11,313	759,894

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $136,500)(d)	136,500	136,500

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $1,479,472,302)(e)		1,774,482,941

Other Assets in Excess of Liabilities - 0.2%		3,008,445

NET ASSETS - 100.0%		$1,777,491,386

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $133,760 and the total market value of the collateral held by the Fund was $136,500.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 102.2%
COMMON STOCKS - 99.6%

Aerospace & Defense - 3.2%
General Dynamics Corp.	108,313	$10,349,307
Lockheed Martin Corp.	106,256	15,796,017
Raytheon Co.	115,018	10,432,133

Total Aerospace & Defense		36,577,457

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	94,741	9,955,384

Beverages - 1.1%
Dr. Pepper Snapple Group, Inc.	257,139	12,527,812

Chemicals - 5.2%
Air Products & Chemicals, Inc.	96,768	10,816,727
CF Industries Holdings, Inc.	31,606	7,365,462
Dow Chemical Co. (The)	291,229	12,930,568
E.I. du Pont de Nemours & Co.	185,994	12,084,030
Mosaic Co. (The)	182,960	8,648,519
Praxair, Inc.	59,503	7,737,175

Total Chemicals		59,582,481

Commercial Services & Supplies - 2.2%
Republic Services, Inc.	356,200	11,825,840
Waste Management, Inc.	294,121	13,197,209

Total Commercial Services & Supplies		25,023,049

Communications Equipment - 1.2%
Cisco Systems, Inc.	602,700	13,530,615

Distributors - 0.9%
Genuine Parts Co.	126,508	10,524,201

Diversified Consumer Services - 1.0%
H&R Block, Inc.	399,538	11,602,583

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	591,857	20,809,692
CenturyLink, Inc.	846,690	26,967,077
Verizon Communications, Inc.	345,886	16,996,838

Total Diversified Telecommunication Services		64,773,607

Electric Utilities - 10.4%
Duke Energy Corp.	248,731	17,164,926
Entergy Corp.	334,404	21,157,741
Exelon Corp.	630,948	17,281,666
FirstEnergy Corp.	761,735	25,122,020
PPL Corp.	638,357	19,208,162
Southern Co. (The)	464,486	19,095,020

Total Electric Utilities		119,029,535

Electrical Equipment - 0.9%
Emerson Electric Co.	149,602	10,499,068

Energy Equipment & Services - 2.9%
Diamond Offshore Drilling, Inc.(a)	408,393	23,245,730
Helmerich & Payne, Inc.	125,024	10,512,018

Total Energy Equipment & Services		33,757,748

Food & Staples Retailing - 1.2%
Sysco Corp.	365,769	13,204,261

Food Products - 2.5%
ConAgra Foods, Inc.	378,375	12,751,237
Kraft Foods Group, Inc.	295,205	15,917,454

Total Food Products		28,668,691

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	241,297	9,248,914
Baxter International, Inc.	171,493	11,927,338
ResMed, Inc.(a)	167,363	7,879,450

Total Health Care Equipment & Supplies		29,055,702

Health Care Providers & Services - 0.7%
Quest Diagnostics, Inc.	141,312	7,565,844

Hotels, Restaurants & Leisure - 3.5%
Darden Restaurants, Inc.	313,846	17,063,807
McDonald’s Corp.	137,660	13,357,150
Wynn Resorts Ltd.	50,592	9,825,472

Total Hotels, Restaurants & Leisure		40,246,429

Household Products - 2.1%
Clorox Co. (The)	129,602	12,021,882
Kimberly-Clark Corp.	111,522	11,649,588

Total Household Products		23,671,470

Industrial Conglomerates - 1.0%
General Electric Co.	407,944	11,434,670

IT Services - 2.2%
Paychex, Inc.	297,502	13,545,266
Western Union Co. (The)	669,163	11,543,062

Total IT Services		25,088,328

Leisure Equipment & Products - 1.1%
Mattel, Inc.	274,981	13,083,596

Machinery - 1.9%
Caterpillar, Inc.	129,250	11,737,193
Deere & Co.	109,555	10,005,658

Total Machinery		21,742,851

Metals & Mining - 3.2%
Freeport-McMoRan Copper & Gold, Inc.	388,773	14,672,293
Newmont Mining Corp.	489,872	11,281,752
Nucor Corp.	212,854	11,362,147

Total Metals & Mining		37,316,192

Multiline Retail - 1.8%
Kohl’s Corp.(a)	188,978	10,724,502
Target Corp.	161,490	10,217,472

Total Multiline Retail		20,941,974

Multi-Utilities - 6.0%
Ameren Corp.	482,002	17,429,192
Consolidated Edison, Inc.	306,673	16,952,883
PG&E Corp.	430,809	17,352,987
Public Service Enterprise Group, Inc.	526,755	16,877,230

Total Multi-Utilities		68,612,292

Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	109,401	13,665,279
ConocoPhillips	214,197	15,133,018
Exxon Mobil Corp.	108,024	10,932,029
HollyFrontier Corp.	212,525	10,560,367
Kinder Morgan, Inc.	542,220	19,519,920
Occidental Petroleum Corp.	112,554	10,703,885
Spectra Energy Corp.	422,736	15,057,857
Williams Cos., Inc. (The)	453,239	17,481,428

Total Oil, Gas & Consumable Fuels		113,053,783

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund (DTN)

December 31, 2013

Investments	Shares	Value
Paper & Forest Products - 1.1%
International Paper Co.	249,448	$12,230,435

Pharmaceuticals - 6.7%
AbbVie, Inc.	243,819	12,876,081
Bristol-Myers Squibb Co.	200,490	10,656,044
Eli Lilly & Co.	302,325	15,418,575
Johnson & Johnson	120,521	11,038,518
Merck & Co., Inc.	292,453	14,637,273
Pfizer, Inc.	386,778	11,847,010

Total Pharmaceuticals		76,473,501

Semiconductors & Semiconductor Equipment - 5.7%
Intel Corp.	582,138	15,112,303
KLA-Tencor Corp.	181,993	11,731,269
Maxim Integrated Products, Inc.	495,585	13,831,777
Microchip Technology, Inc.(a)	304,651	13,633,132
Texas Instruments, Inc.	259,768	11,406,413

Total Semiconductors & Semiconductor Equipment		65,714,894

Software - 2.1%
CA, Inc.	372,787	12,544,283
Microsoft Corp.	319,717	11,967,007

Total Software		24,511,290

Specialty Retail - 1.1%
Staples, Inc.	774,544	12,307,504

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	179,647	10,083,586

Tobacco - 6.4%
Altria Group, Inc.	530,454	20,364,129
Lorillard, Inc.	333,428	16,898,131
Philip Morris International, Inc.	192,796	16,798,316
Reynolds American, Inc.	392,090	19,600,579

Total Tobacco		73,661,155

Wireless Telecommunication Services - 0.6%
Crown Castle International Corp.*	101,305	7,438,826

TOTAL COMMON STOCKS (Cost: $1,016,101,966)		1,143,490,814

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree LargeCap Dividend Fund(a)(b)	19,434	1,294,305
WisdomTree MidCap Dividend Fund(a)(b)	17,325	1,292,618

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,510,250)		2,586,923

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $27,493,642)(d)	27,493,642	27,493,642

TOTAL INVESTMENTS IN SECURITIES - 102.2% (Cost: $1,046,105,858)(e)		1,173,571,379
Liabilities in Excess of Other Assets - (2.2)%		(25,114,365)

NET ASSETS - 100.0%		$1,148,457,014

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $33,519,958 and the total market value of the collateral held by the Fund was $34,286,430. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $6,792,788.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 107.8%
COMMON STOCKS - 99.7%

Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	7,063	$859,426
Exelis, Inc.	103,982	1,981,897
Huntington Ingalls Industries, Inc.	11,523	1,037,185
L-3 Communications Holdings, Inc.	46,262	4,943,557
Rockwell Collins, Inc.	55,496	4,102,264
Textron, Inc.	17,095	628,412
Triumph Group, Inc.	2,769	210,638

Total Aerospace & Defense		13,763,379

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	92,833	5,415,877
Expeditors International of Washington, Inc.	70,804	3,133,077

Total Air Freight & Logistics		8,548,954

Airlines - 0.2%
Alaska Air Group, Inc.	19,546	1,434,090

Auto Components - 0.8%
Allison Transmission Holdings, Inc.	80,057	2,210,374
Dana Holding Corp.	38,684	758,980
Gentex Corp.	60,745	2,003,977
Goodyear Tire & Rubber Co. (The)	54,369	1,296,701
Lear Corp.	16,994	1,376,004

Total Auto Components		7,646,036

Automobiles - 0.1%
Thor Industries, Inc.	22,631	1,249,910

Beverages - 1.9%
Brown-Forman Corp. Class A	22,135	1,632,899
Brown-Forman Corp. Class B	43,835	3,312,611
Dr. Pepper Snapple Group, Inc.	156,368	7,618,249
Molson Coors Brewing Co. Class B	91,749	5,151,706

Total Beverages		17,715,465

Building Products - 0.7%
A.O. Smith Corp.	17,357	936,237
Fortune Brands Home & Security, Inc.	37,922	1,733,035
Lennox International, Inc.	13,887	1,181,228
Masco Corp.	122,125	2,780,786

Total Building Products		6,631,286

Capital Markets - 1.0%
Eaton Vance Corp.	38,319	1,639,670
Federated Investors, Inc. Class B(a)	57,696	1,661,645
Financial Engines, Inc.	2,210	153,551
Legg Mason, Inc.(a)	22,780	990,474
LPL Financial Holdings, Inc.	26,467	1,244,743
Raymond James Financial, Inc.	24,300	1,268,217
SEI Investments Co.	30,748	1,067,878
Waddell & Reed Financial, Inc. Class A	23,072	1,502,449

Total Capital Markets		9,528,627

Chemicals - 4.3%
Airgas, Inc.	32,334	3,616,558
Albemarle Corp.	30,545	1,936,248
Ashland, Inc.	27,584	2,676,751
Axiall Corp.	23,471	1,113,464
Cabot Corp.	25,525	1,311,985
Celanese Corp. Series A	51,505	2,848,742
Cytec Industries, Inc.	4,964	462,446
H.B. Fuller Co.	10,130	527,165
Huntsman Corp.	126,530	3,112,638
International Flavors & Fragrances, Inc.	37,062	3,186,591
NewMarket Corp.	4,420	1,476,943
PolyOne Corp.	16,943	598,935
Rockwood Holdings, Inc.	46,981	3,378,874
RPM International, Inc.	78,503	3,258,660
Scotts Miracle-Gro Co. (The) Class A	44,011	2,738,364
Sensient Technologies Corp.	23,304	1,130,710
Valhi, Inc.(a)	112,647	1,980,334
Valspar Corp.	28,314	2,018,505
Westlake Chemical Corp.	12,817	1,564,571

Total Chemicals		38,938,484

Commercial Banks - 2.8%
Associated Banc-Corp.	51,640	898,536
Bank of Hawaii Corp.	20,890	1,235,435
BankUnited, Inc.	39,507	1,300,570
BOK Financial Corp.	26,113	1,731,814
CapitalSource, Inc.	8,166	117,346
City National Corp.	10,651	843,772
Comerica, Inc.	40,880	1,943,435
Commerce Bancshares, Inc.	27,948	1,255,145
Cullen/Frost Bankers, Inc.	25,332	1,885,461
East West Bancorp, Inc.	37,526	1,312,284
First Horizon National Corp.	62,033	722,685
First Niagara Financial Group, Inc.	159,736	1,696,396
First Republic Bank	18,621	974,809
FirstMerit Corp.	72,761	1,617,477
Hancock Holding Co.	33,400	1,225,112
Huntington Bancshares, Inc.	264,820	2,555,513
Investors Bancorp, Inc.	14,060	359,655
Prosperity Bancshares, Inc.	15,362	973,797
Synovus Financial Corp.	170,343	613,235
TCF Financial Corp.	31,375	509,844
UMB Financial Corp.	9,405	604,553
Webster Financial Corp.	27,363	853,178
Zions Bancorp.	15,342	459,646

Total Commercial Banks		25,689,698

Commercial Services & Supplies - 2.8%
ADT Corp. (The)	64,907	2,626,786
Cintas Corp.	40,654	2,422,572
Iron Mountain, Inc.	174,738	5,303,298
KAR Auction Services, Inc.	121,484	3,589,852
Pitney Bowes, Inc.	172,972	4,030,248
R.R. Donnelley & Sons Co.	253,208	5,135,058
Rollins, Inc.	43,971	1,331,882
Waste Connections, Inc.	32,774	1,429,930

Total Commercial Services & Supplies		25,869,626

Communications Equipment - 0.5%
Harris Corp.	66,279	4,626,937

Construction & Engineering - 0.4%
EMCOR Group, Inc.	9,997	424,273
KBR, Inc.	39,637	1,264,024
URS Corp.	30,241	1,602,470

Total Construction & Engineering		3,290,767

Construction Materials - 0.3%
Eagle Materials, Inc.	6,618	512,432
Martin Marietta Materials, Inc.	19,122	1,911,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2013

Investments	Shares	Value
Vulcan Materials Co.	2,431	$144,450

Total Construction Materials		2,567,935

Containers & Packaging - 3.0%
Aptargroup, Inc.	25,098	1,701,895
Avery Dennison Corp.	56,170	2,819,172
Ball Corp.	36,661	1,893,907
Bemis Co., Inc.	66,617	2,728,632
MeadWestvaco Corp.	120,803	4,461,255
Packaging Corp. of America	62,188	3,935,257
Rock-Tenn Co. Class A	24,316	2,553,423
Sealed Air Corp.	79,141	2,694,751
Silgan Holdings, Inc.	18,511	888,898
Sonoco Products Co.	76,247	3,181,025

Total Containers & Packaging		26,858,215

Distributors - 0.1%
Pool Corp.	15,095	877,623

Diversified Consumer Services - 1.0%
Graham Holdings Co. Class B	2,443	1,620,491
H&R Block, Inc.	192,993	5,604,517
Service Corp. International	84,616	1,534,088
Sotheby’s	13,360	710,752

Total Diversified Consumer Services		9,469,848

Diversified Financial Services - 0.3%
CBOE Holdings, Inc.	18,903	982,200
ING US, Inc.	4,330	152,200
MarketAxess Holdings, Inc.	4,546	303,991
NASDAQ OMX Group, Inc. (The)	33,942	1,350,891

Total Diversified Financial Services		2,789,282

Diversified Telecommunication Services - 2.7%
Frontier Communications Corp.(a)	2,113,498	9,827,766
Windstream Holdings, Inc.(a)	1,805,774	14,410,076

Total Diversified Telecommunication Services		24,237,842

Electric Utilities - 3.8%
Cleco Corp.	46,798	2,181,723
Great Plains Energy, Inc.	144,484	3,502,292
Hawaiian Electric Industries, Inc.	119,147	3,104,971
IDACORP, Inc.	40,032	2,075,259
ITC Holdings Corp.	23,270	2,229,731
OGE Energy Corp.	121,890	4,132,071
Pepco Holdings, Inc.	355,108	6,793,216
Pinnacle West Capital Corp.	115,427	6,108,397
Westar Energy, Inc.	135,282	4,352,022

Total Electric Utilities		34,479,682

Electrical Equipment - 0.7%
Acuity Brands, Inc.	5,251	574,039
Babcock & Wilcox Co. (The)	32,626	1,115,483
Belden, Inc.	2,986	210,364
EnerSys	8,552	599,410
Hubbell, Inc. Class B	24,470	2,664,783
Regal-Beloit Corp.	12,355	910,811

Total Electrical Equipment		6,074,890

Electronic Equipment, Instruments & Components - 1.0%
Avnet, Inc.	48,397	2,134,792
CDW Corp.	32,681	763,428
Cognex Corp.	13,281	507,068
FEI Co.	5,571	497,825
FLIR Systems, Inc.	43,819	1,318,952
Jabil Circuit, Inc.	103,523	1,805,441
National Instruments Corp.	56,792	1,818,480

Total Electronic Equipment, Instruments & Components		8,845,986

Energy Equipment & Services - 2.8%
Bristow Group, Inc.	12,086	907,175
CARBO Ceramics, Inc.	5,985	697,432
Diamond Offshore Drilling, Inc.	215,454	12,263,642
Helmerich & Payne, Inc.	64,622	5,433,418
Oceaneering International, Inc.	30,457	2,402,448
Patterson-UTI Energy, Inc.	28,541	722,658
RPC, Inc.(a)	124,350	2,219,647
Tidewater, Inc.	22,043	1,306,489

Total Energy Equipment & Services		25,952,909

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	9,622	675,946
PriceSmart, Inc.	3,918	452,686
Safeway, Inc.	147,092	4,790,786

Total Food & Staples Retailing		5,919,418

Food Products - 1.7%
Flowers Foods, Inc.	105,395	2,262,831
Hillshire Brands Co.	65,504	2,190,454
Ingredion, Inc.	43,317	2,965,482
McCormick & Co., Inc.	59,126	4,074,964
Pinnacle Foods, Inc.	78,305	2,150,255
Tyson Foods, Inc. Class A	41,749	1,396,921

Total Food Products		15,040,907

Gas Utilities - 2.3%
AGL Resources, Inc.	119,674	5,652,203
Atmos Energy Corp.	74,676	3,391,784
National Fuel Gas Co.	44,300	3,163,020
Piedmont Natural Gas Co., Inc.	71,541	2,372,299
Questar Corp.	138,519	3,184,552
UGI Corp.	80,015	3,317,422

Total Gas Utilities		21,081,280

Health Care Equipment & Supplies - 0.9%
Cooper Cos., Inc. (The)	655	81,115
DENTSPLY International, Inc.	18,315	887,911
ResMed, Inc.(a)	77,128	3,631,186
STERIS Corp.	26,363	1,266,742
Teleflex, Inc.	14,755	1,384,904
West Pharmaceutical Services, Inc.	14,361	704,551

Total Health Care Equipment & Supplies		7,956,409

Health Care Providers & Services - 1.0%
HealthSouth Corp.	45,049	1,501,033
Omnicare, Inc.	24,609	1,485,399
Patterson Cos., Inc.	41,453	1,707,864
Quest Diagnostics, Inc.	80,662	4,318,643
Universal Health Services, Inc. Class B	5,710	463,995

Total Health Care Providers & Services		9,476,934

Hotels, Restaurants & Leisure - 3.7%
Brinker International, Inc.	34,851	1,614,995
Burger King Worldwide, Inc.	113,274	2,589,444
Cheesecake Factory, Inc. (The)	15,059	726,898
Choice Hotels International, Inc.	22,056	1,083,170
Cracker Barrel Old Country Store, Inc.	16,139	1,776,420
Darden Restaurants, Inc.	134,887	7,333,806
Domino’s Pizza, Inc.	15,869	1,105,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2013

Investments	Shares	Value
Dunkin’ Brands Group, Inc.	42,986	$2,071,925
International Game Technology	149,512	2,715,138
SeaWorld Entertainment, Inc.	62,280	1,791,795
Six Flags Entertainment Corp.	124,902	4,598,892
Vail Resorts, Inc.	9,868	742,370
Wendy’s Co. (The)	230,609	2,010,911
Wyndham Worldwide Corp.	52,028	3,833,943

Total Hotels, Restaurants & Leisure		33,994,983

Household Durables - 2.0%
D.R. Horton, Inc.	60,486	1,350,048
Harman International Industries, Inc.	23,870	1,953,760
Leggett & Platt, Inc.	138,914	4,297,999
Lennar Corp. Class A	17,189	679,997
Newell Rubbermaid, Inc.	134,612	4,362,775
PulteGroup, Inc.	103,179	2,101,756
Tupperware Brands Corp.	33,662	3,182,069

Total Household Durables		17,928,404

Household Products - 0.9%
Church & Dwight Co., Inc.	57,874	3,835,889
Energizer Holdings, Inc.	28,752	3,112,116
Spectrum Brands Holdings, Inc.	18,682	1,318,015

Total Household Products		8,266,020

Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	137,141	3,938,689

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	17,941	1,424,515
Seaboard Corp.	32	89,439

Total Industrial Conglomerates		1,513,954

Insurance - 3.7%
American Financial Group, Inc.	21,311	1,230,071
American National Insurance Co.	11,336	1,298,425
AmTrust Financial Services, Inc.	21,984	718,657
Arthur J. Gallagher & Co.	60,906	2,858,319
Assurant, Inc.	17,380	1,153,511
Brown & Brown, Inc.	29,430	923,808
Cincinnati Financial Corp.	81,145	4,249,564
CNO Financial Group, Inc.	23,542	416,458
Erie Indemnity Co. Class A	23,145	1,692,362
Fidelity National Financial, Inc. Class A(a)	86,863	2,818,704
First American Financial Corp.	27,780	783,396
Hanover Insurance Group, Inc. (The)	15,112	902,338
HCC Insurance Holdings, Inc.	29,594	1,365,467
Mercury General Corp.	41,684	2,072,112
Old Republic International Corp.	175,898	3,037,758
ProAssurance Corp.	19,289	935,131
Protective Life Corp.	19,258	975,610
Reinsurance Group of America, Inc.	16,988	1,315,041
StanCorp Financial Group, Inc.	11,445	758,231
Torchmark Corp.	12,242	956,712
Unum Group	67,490	2,367,549
W.R. Berkley Corp.	19,182	832,307

Total Insurance		33,661,531

Internet & Catalog Retail - 0.3%
Expedia, Inc.	26,079	1,816,663
HSN, Inc.	21,509	1,340,011

Total Internet & Catalog Retail		3,156,674

Internet Software & Services - 0.2%
IAC/InterActiveCorp	30,829	2,117,644

IT Services - 2.4%
Broadridge Financial Solutions, Inc.	63,940	2,526,909
Computer Sciences Corp.	54,848	3,064,906
DST Systems, Inc.	13,941	1,265,007
Global Payments, Inc.	2,356	153,117
Jack Henry & Associates, Inc.	29,042	1,719,577
Leidos Holdings, Inc.(a)	61,467	2,857,601
Lender Processing Services, Inc.	23,378	873,870
MAXIMUS, Inc.	7,057	310,437
Total System Services, Inc.	58,279	1,939,525
Western Union Co. (The)	404,713	6,981,299

Total IT Services		21,692,248

Leisure Equipment & Products - 1.0%
Brunswick Corp.	19,717	908,165
Hasbro, Inc.	98,654	5,426,957
Polaris Industries, Inc.	20,738	3,020,282

Total Leisure Equipment & Products		9,355,404

Life Sciences Tools & Services - 0.2%
PerkinElmer, Inc.	19,463	802,459
Techne Corp.	12,316	1,165,956

Total Life Sciences Tools & Services		1,968,415

Machinery - 3.6%
Actuant Corp. Class A	2,444	89,548
AGCO Corp.	17,035	1,008,302
CLARCOR, Inc.	13,490	868,082
Crane Co.	26,087	1,754,351
Donaldson Co., Inc.	44,207	1,921,236
Graco, Inc.	19,949	1,558,416
IDEX Corp.	25,818	1,906,659
ITT Corp.	21,251	922,719
Joy Global, Inc.(a)	34,344	2,008,781
Kennametal, Inc.	27,748	1,444,838
Lincoln Electric Holdings, Inc.	25,918	1,848,990
Manitowoc Co., Inc. (The)	11,931	278,231
Nordson Corp.	15,822	1,175,575
Oshkosh Corp.	25,766	1,298,091
Pall Corp.	36,137	3,084,293
Snap-on, Inc.	23,626	2,587,520
SPX Corp.	11,884	1,183,765
Timken Co. (The)	42,813	2,357,712
Toro Co. (The)	12,900	820,440
Trinity Industries, Inc.	21,392	1,166,292
Valmont Industries, Inc.	4,597	685,505
Wabtec Corp.	5,175	384,347
Woodward, Inc.	12,241	558,312
Xylem, Inc.	61,808	2,138,557

Total Machinery		33,050,562

Media - 2.5%
Cablevision Systems Corp. Class A	193,577	3,470,835
Cinemark Holdings, Inc.	87,777	2,925,607
Gannett Co., Inc.	166,669	4,930,069
Interpublic Group of Cos., Inc. (The)	192,809	3,412,719
John Wiley & Sons, Inc. Class A	23,249	1,283,345
Morningstar, Inc.	7,289	569,198
Regal Entertainment Group Class A	143,356	2,788,274
Scripps Networks Interactive, Inc. Class A	20,059	1,733,298
Viacom, Inc. Class A	18,313	1,607,332

Total Media		22,720,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2013

Investments	Shares	Value
Metals & Mining - 1.9%
Alcoa, Inc.	322,987	$3,433,352
Allegheny Technologies, Inc.	58,979	2,101,422
Carpenter Technology Corp.	15,662	974,176
Cliffs Natural Resources, Inc.(a)	97,476	2,554,846
Reliance Steel & Aluminum Co.	34,571	2,621,865
Royal Gold, Inc.	28,695	1,321,978
Steel Dynamics, Inc.	133,009	2,598,996
United States Steel Corp.(a)	26,364	777,738
Worthington Industries, Inc.	24,751	1,041,522

Total Metals & Mining		17,425,895

Multiline Retail - 0.4%
Dillard’s, Inc. Class A	2,639	256,537
Family Dollar Stores, Inc.	46,323	3,009,605

Total Multiline Retail		3,266,142

Multi-Utilities - 5.9%
Alliant Energy Corp.	100,098	5,165,057
Ameren Corp.	269,006	9,727,257
CMS Energy Corp.	252,728	6,765,529
Integrys Energy Group, Inc.	98,999	5,386,536
MDU Resources Group, Inc.	112,582	3,439,380
SCANA Corp.	149,341	7,008,573
TECO Energy, Inc.(a)	278,251	4,797,047
Vectren Corp.	83,840	2,976,320
Wisconsin Energy Corp.	206,304	8,528,607

Total Multi-Utilities		53,794,306

Oil, Gas & Consumable Fuels - 3.3%
Cimarex Energy Co.	12,187	1,278,538
CONSOL Energy, Inc.	75,973	2,890,013
CVR Energy, Inc.	158,608	6,888,345
Energen Corp.	15,518	1,097,898
HollyFrontier Corp.	122,310	6,077,584
Peabody Energy Corp.	122,599	2,394,358
QEP Resources, Inc.	11,838	362,835
SemGroup Corp. Class A	14,878	970,492
SM Energy Co.	2,088	173,534
Targa Resources Corp.	28,915	2,549,436
Tesoro Corp.	57,428	3,359,538
Western Refining, Inc.(a)	44,077	1,869,306
World Fuel Services Corp.	6,321	272,814

Total Oil, Gas & Consumable Fuels		30,184,691

Personal Products - 0.5%
Avon Products, Inc.	152,078	2,618,783
Nu Skin Enterprises, Inc. Class A	13,317	1,840,676

Total Personal Products		4,459,459

Pharmaceuticals - 0.2%
Questcor Pharmaceuticals, Inc.(a)	32,787	1,785,252

Professional Services - 1.0%
Dun & Bradstreet Corp. (The)	13,075	1,604,956
Equifax, Inc.	39,752	2,746,466
Manpowergroup, Inc.	21,785	1,870,460
Robert Half International, Inc.	54,395	2,284,046
Towers Watson & Co. Class A	6,381	814,279

Total Professional Services		9,320,207

Real Estate Investment Trusts (REITs) - 15.5%
Alexandria Real Estate Equities, Inc.	45,882	2,919,013
American Campus Communities, Inc.	69,566	2,240,721
American Homes 4 Rent Class A	33,993	550,686
Apartment Investment & Management Co. Class A	81,781	2,118,946
BioMed Realty Trust, Inc.	147,331	2,669,638
BRE Properties, Inc.	33,068	1,809,150
Camden Property Trust	56,220	3,197,794
CBL & Associates Properties, Inc.	131,201	2,356,370
Cole Real Estate Investment, Inc.	367,165	5,154,997
CommonWealth REIT	76,642	1,786,525
Corrections Corp. of America	102,611	3,290,735
DDR Corp.	193,402	2,972,589
Digital Realty Trust, Inc.(a)	130,869	6,428,285
Douglas Emmett, Inc.	73,414	1,709,812
Duke Realty Corp.	227,533	3,422,096
EPR Properties	47,910	2,355,256
Equity Lifestyle Properties, Inc.	34,776	1,259,934
Equity One, Inc.(a)	71,877	1,612,920
Essex Property Trust, Inc.	18,949	2,719,371
Extra Space Storage, Inc.	68,122	2,869,980
Federal Realty Investment Trust	30,030	3,045,342
Highwoods Properties, Inc.(a)	63,601	2,300,448
Home Properties, Inc.	44,968	2,411,184
Hospitality Properties Trust	158,136	4,274,416
Kilroy Realty Corp.	33,887	1,700,450
Kimco Realty Corp.	273,542	5,402,455
LaSalle Hotel Properties	55,779	1,721,340
Lexington Realty Trust	218,713	2,233,060
Liberty Property Trust	122,503	4,149,177
Macerich Co. (The)	88,907	5,235,733
Mid-America Apartment Communities, Inc.	51,950	3,155,443
National Retail Properties, Inc.(a)	95,362	2,892,329
Omega Healthcare Investors, Inc.(a)	116,496	3,471,581
Piedmont Office Realty Trust, Inc. Class A(a)	117,647	1,943,528
Plum Creek Timber Co., Inc.	102,349	4,760,252
Rayonier, Inc.	88,062	3,707,410
Realty Income Corp.	171,578	6,405,007
Regency Centers Corp.(a)	55,211	2,556,269
Retail Properties of America, Inc. Class A	181,774	2,312,165
RLJ Lodging Trust	62,228	1,513,385
Senior Housing Properties Trust	195,539	4,346,832
SL Green Realty Corp.	31,199	2,882,164
Spirit Realty Capital, Inc.	303,472	2,983,130
Tanger Factory Outlet Centers, Inc.	39,852	1,276,061
Taubman Centers, Inc.	29,319	1,874,070
UDR, Inc.	151,991	3,548,990
Weingarten Realty Investors	79,717	2,185,840
WP Carey, Inc.	56,881	3,489,649

Total Real Estate Investment Trusts (REITs)		141,222,528

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	2,965	303,587

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	22,875	1,768,237
Landstar System, Inc.	40,397	2,320,808
Ryder System, Inc.	25,127	1,853,870

Total Road & Rail		5,942,915

Semiconductors & Semiconductor Equipment - 3.0%
Linear Technology Corp.	133,359	6,074,502
LSI Corp.	148,636	1,637,969
Maxim Integrated Products, Inc.	255,715	7,137,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund (DON)

December 31, 2013

Investments	Shares	Value
Microchip Technology, Inc.(a)	164,633	$7,367,327
NVIDIA Corp.	319,686	5,121,370

Total Semiconductors & Semiconductor Equipment		27,338,173

Software - 0.4%
FactSet Research Systems, Inc.(a)	13,574	1,473,865
Mentor Graphics Corp.	21,560	518,949
Solera Holdings, Inc.	17,004	1,203,203

Total Software		3,196,017

Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	47,876	1,575,599
Advance Auto Parts, Inc.	4,080	451,574
American Eagle Outfitters, Inc.	168,366	2,424,470
Buckle, Inc. (The)(a)	18,810	988,654
Chico’s FAS, Inc.	47,539	895,635
CST Brands, Inc.	13,446	493,737
Dick’s Sporting Goods, Inc.	22,118	1,285,056
DSW, Inc. Class A	21,269	908,824
Foot Locker, Inc.	73,947	3,064,364
GameStop Corp. Class A	64,893	3,196,629
GNC Holdings, Inc. Class A	24,228	1,416,127
Guess?, Inc.	54,111	1,681,229
Penske Automotive Group, Inc.	33,065	1,559,345
PetSmart, Inc.	27,863	2,027,033
Williams-Sonoma, Inc.	49,830	2,904,092

Total Specialty Retail		24,872,368

Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	12,324	884,740
Hanesbrands, Inc.	28,526	2,004,522
Wolverine World Wide, Inc.	18,335	622,657

Total Textiles, Apparel & Luxury Goods		3,511,919

Thrifts & Mortgage Finance - 1.3%
Hudson City Bancorp, Inc.	141,955	1,338,636
New York Community Bancorp, Inc.(a)	407,086	6,859,399
People’s United Financial, Inc.	213,331	3,225,565

Total Thrifts & Mortgage Finance		11,423,600

Trading Companies & Distributors - 0.3%
Air Lease Corp.	9,684	300,979
MSC Industrial Direct Co. Class A	20,000	1,617,400
Watsco, Inc.	13,145	1,262,709

Total Trading Companies & Distributors		3,181,088

Water Utilities - 0.8%
American Water Works Co., Inc.	118,265	4,997,879
Aqua America, Inc.	112,737	2,659,466

Total Water Utilities		7,657,345

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	52,597	1,355,951

TOTAL COMMON STOCKS (Cost: $783,111,549)		910,169,067

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree LargeCap Dividend Fund(a)(b) (Cost: $1,241,655)	19,689	1,311,287

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.0%
Dreyfus Institutional Preferred Money Market Fund 0.05%(c) (Cost: $72,977,018)(d)	72,977,018	72,977,018

TOTAL INVESTMENTS IN SECURITIES - 107.8% (Cost: $857,330,222)(e)		984,457,372
Liabilities in Excess of Other Assets - (7.8)%		(71,168,508)

NET ASSETS - 100.0%		$913,288,864

(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $72,074,151 and the total market value of the collateral held by the Fund was $74,204,331. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,227,313.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 105.6%
COMMON STOCKS - 99.7%

Aerospace & Defense - 0.6%
AAR Corp.	38,111	$1,067,489
American Science & Engineering, Inc.	21,751	1,564,114
Cubic Corp.	12,355	650,614
Curtiss-Wright Corp.	31,593	1,966,032
HEICO Corp.	4,959	287,374
HEICO Corp. Class A	10,215	430,256
National Presto Industries, Inc.*(a)	8,318	669,599

Total Aerospace & Defense		6,635,478

Air Freight & Logistics - 0.1%
Forward Air Corp.	27,539	1,209,238

Airlines - 0.1%
SkyWest, Inc.	54,627	810,118

Auto Components - 0.4%
Cooper Tire & Rubber Co.	118,646	2,852,250
Spartan Motors, Inc.	49,827	333,841
Standard Motor Products, Inc.	27,523	1,012,846
Strattec Security Corp.	3,388	151,342
Superior Industries International, Inc.	12,979	267,757

Total Auto Components		4,618,036

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	9,686	708,918

Biotechnology - 0.8%
PDL BioPharma, Inc.(a)	970,617	8,192,007

Building Products - 0.6%
AAON, Inc.	23,824	761,177
Apogee Enterprises, Inc.	28,247	1,014,350
Griffon Corp.	53,343	704,661
Insteel Industries, Inc.	10,880	247,302
Quanex Building Products Corp.	31,719	631,842
Simpson Manufacturing Co., Inc.	64,937	2,385,136
Universal Forest Products, Inc.	16,209	845,137

Total Building Products		6,589,605

Capital Markets - 1.5%
Arlington Asset Investment Corp. Class A	73,769	1,946,764
Artisan Partners Asset Management, Inc. Class A	18,085	1,178,961
BGC Partners, Inc. Class A	503,017	3,048,283
Calamos Asset Management, Inc. Class A	33,380	395,219
Cohen & Steers, Inc.(a)	31,406	1,258,124
CorEnergy Infrastructure Trust, Inc.	58,834	418,898
Evercore Partners, Inc. Class A	18,397	1,099,773
FXCM, Inc. Class A	24,255	432,709
GAMCO Investors, Inc. Class A	1,206	104,886
GFI Group, Inc.	223,610	874,315
Greenhill & Co., Inc.	29,522	1,710,505
Janus Capital Group, Inc.	156,763	1,939,158
JMP Group, Inc.	19,900	147,260
Manning & Napier, Inc.	18,258	322,254
Oppenheimer Holdings, Inc. Class A	9,664	239,474
Pzena Investment Management, Inc. Class A	4,722	55,531
Westwood Holdings Group, Inc.	9,284	574,773

Total Capital Markets		15,746,887

Chemicals - 3.2%
A. Schulman, Inc.	66,278	2,336,962
American Vanguard Corp.	23,140	562,071
Balchem Corp.	11,031	647,520
Chase Corp.	12,576	443,933
FutureFuel Corp.	120,167	1,898,638
Hawkins, Inc.	20,182	750,569
Innophos Holdings, Inc.	71,120	3,456,432
Innospec, Inc.	50,136	2,317,286
KMG Chemicals, Inc.	8,143	137,535
Koppers Holdings, Inc.	42,869	1,961,257
Kronos Worldwide, Inc.(a)	417,551	7,954,346
Minerals Technologies, Inc.	11,270	676,989
Olin Corp.(a)	214,023	6,174,564
Quaker Chemical Corp.	16,855	1,299,015
Stepan Co.	22,394	1,469,718
Tredegar Corp.	34,414	991,467
Zep, Inc.	23,965	435,204

Total Chemicals		33,513,506

Commercial Banks - 7.1%
1st Source Corp.	17,062	544,960
1st United Bancorp, Inc.	5,823	44,313
Access National Corp.	9,750	145,762
American National Bankshares, Inc.	10,550	276,937
Arrow Financial Corp.(a)	15,885	421,906
BancFirst Corp.	11,536	646,708
BancorpSouth, Inc.	25,599	650,727
Bank of Kentucky Financial Corp. (The)	4,962	183,098
Bank of the Ozarks, Inc.	18,905	1,069,834
Banner Corp.	8,866	397,374
Bar Harbor Bankshares	3,959	158,320
BBCN Bancorp, Inc.	48,369	802,442
Boston Private Financial Holdings, Inc.	62,797	792,498
Bridge Bancorp, Inc.	14,056	365,456
Bryn Mawr Bank Corp.	13,500	407,430
C&F Financial Corp.	3,025	138,152
Camden National Corp.	6,713	283,423
Cardinal Financial Corp.	14,376	258,768
Cathay General Bancorp	4,995	133,516
Center Bancorp, Inc.	8,990	168,652
Centerstate Banks, Inc.	4,296	43,604
Central Pacific Financial Corp.	22,942	460,675
Century Bancorp, Inc. Class A	1,562	51,936
Chemical Financial Corp.	28,295	896,103
Chemung Financial Corp.	4,839	165,349
City Holding Co.	17,492	810,404
CNB Financial Corp.	16,739	318,041
CoBiz Financial, Inc.	12,519	149,727
Columbia Banking System, Inc.	28,048	771,600
Community Bank System, Inc.	39,229	1,556,607
Community Trust Bancorp, Inc.	15,528	701,244
CVB Financial Corp.	85,114	1,452,896
Enterprise Bancorp, Inc.	7,456	157,844
Enterprise Financial Services Corp.	6,889	140,673
Fidelity Southern Corp.	5,033	83,598
Financial Institutions, Inc.	15,390	380,287
First Bancorp	12,269	203,911
First Bancorp, Inc.	15,792	275,097
First Busey Corp.	83,597	484,863
First Business Financial Services, Inc.	1,938	72,927
First Citizens BancShares, Inc. Class A	1,580	351,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
First Commonwealth Financial Corp.	86,973	$767,102
First Community Bancshares, Inc.	18,269	305,092
First Connecticut Bancorp, Inc.	4,634	74,700
First Financial Bancorp	69,780	1,216,265
First Financial Bankshares, Inc.(a)	17,436	1,156,356
First Financial Corp.	11,977	437,879
First Financial Holdings, Inc.	9,406	625,593
First Interstate Bancsystem, Inc.	13,099	371,619
First Merchants Corp.	8,898	202,518
First Midwest Bancorp, Inc.	22,930	401,963
Firstbank Corp.	3,452	66,762
Flushing Financial Corp.	25,446	526,732
FNB Corp.	206,970	2,611,961
Fulton Financial Corp.	156,626	2,048,668
German American Bancorp, Inc.	9,570	272,745
Glacier Bancorp, Inc.	51,865	1,545,058
Great Southern Bancorp, Inc.	11,435	347,738
Guaranty Bancorp	5,012	70,419
Hanmi Financial Corp.	13,499	295,493
Heartland Financial USA, Inc.	8,487	244,341
Heritage Commerce Corp.	12,944	106,659
Heritage Financial Corp.	9,837	168,311
Home Bancshares, Inc.	17,602	657,435
Home Federal Bancorp, Inc.	8,841	131,731
Horizon Bancorp	5,002	126,701
Hudson Valley Holding Corp.	8,609	175,193
Iberiabank Corp.	21,941	1,378,992
Independent Bank Corp.	18,419	721,841
Independent Bank Group, Inc.	2,138	106,173
International Bancshares Corp.	39,244	1,035,649
Lakeland Bancorp, Inc.	29,141	360,474
Lakeland Financial Corp.	11,367	443,313
MainSource Financial Group, Inc.	12,853	231,740
MB Financial, Inc.	28,905	927,561
Mercantile Bank Corp.	5,617	121,215
Merchants Bancshares, Inc.	7,393	247,666
MetroCorp Bancshares, Inc.	3,431	51,705
MidSouth Bancorp, Inc.	7,009	125,181
MidWestOne Financial Group, Inc.	4,369	118,837
National Bank Holdings Corp. Class A	13,739	294,015
National Penn Bancshares, Inc.	175,174	1,984,721
NBT Bancorp, Inc.	48,429	1,254,311
Northrim BanCorp, Inc.	4,943	129,704
Old National Bancorp	88,296	1,357,110
Pacific Continental Corp.	33,307	530,914
PacWest Bancorp(a)	35,662	1,505,650
Park National Corp.(a)	23,680	2,014,458
Park Sterling Corp.	17,272	123,322
Peapack-Gladstone Financial Corp.	4,232	80,831
Penns Woods Bancorp, Inc.	5,567	283,917
Peoples Bancorp, Inc.	8,990	202,365
Pinnacle Financial Partners, Inc.	11,862	385,871
PrivateBancorp, Inc.	3,683	106,549
Renasant Corp.	24,106	758,375
Republic Bancorp, Inc. Class A	17,457	428,395
S&T Bancorp, Inc.	25,948	656,744
S.Y. Bancorp, Inc.	11,933	380,901
Sandy Spring Bancorp, Inc.	21,174	596,895
Sierra Bancorp	8,970	144,327
Simmons First National Corp. Class A	13,036	484,287
Southern National Bancorp of Virginia, Inc.(a)	10,700	107,107
Southside Bancshares, Inc.	18,684	510,821
StellarOne Corp.	12,827	308,746
Sterling Bancorp	52,279	698,970
Susquehanna Bancshares, Inc.	159,053	2,042,241
Tompkins Financial Corp.	15,805	812,219
Tower Financial Corp.	2,016	50,239
TowneBank	27,298	420,116
Trico Bancshares	8,572	243,188
Trustmark Corp.	76,635	2,056,883
Umpqua Holdings Corp.	119,852	2,293,967
Union First Market Bankshares Corp.	19,318	479,280
United Bankshares, Inc.(a)	68,474	2,153,507
Univest Corp. of Pennsylvania	21,351	441,539
Valley National Bancorp(a)	441,422	4,467,191
ViewPoint Financial Group	24,149	662,890
Washington Banking Co.	17,382	308,183
Washington Trust Bancorp, Inc.	16,125	600,173
WesBanco, Inc.	25,877	828,064
West Bancorp., Inc.	15,243	241,144
Westamerica Bancorp.	24,661	1,392,360
Wilshire Bancorp, Inc.	26,538	290,060
Wintrust Financial Corp.	5,966	275,152

Total Commercial Banks		73,632,500

Commercial Services & Supplies - 6.8%
ABM Industries, Inc.	117,135	3,348,890
Brink’s Co. (The)	55,449	1,893,029
CECO Environmental Corp.	33,176	536,456
Courier Corp.	53,348	965,065
Covanta Holding Corp.	482,397	8,562,547
Deluxe Corp.	98,477	5,139,515
Ennis, Inc.	103,631	1,834,269
G&K Services, Inc. Class A	33,644	2,093,666
Healthcare Services Group, Inc.	164,808	4,675,603
Herman Miller, Inc.	97,505	2,878,348
HNI Corp.	111,606	4,333,661
Interface, Inc.	36,970	811,861
Intersections, Inc.	204,572	1,593,616
Kimball International, Inc. Class B	39,369	591,716
Knoll, Inc.	131,454	2,406,923
McGrath Rentcorp	61,144	2,433,531
Mine Safety Appliances Co.	86,395	4,424,288
Mobile Mini, Inc.*	79,368	3,268,374
Multi-Color Corp.	8,711	328,753
Quad Graphics, Inc.(a)	152,333	4,148,028
Schawk, Inc.	54,658	812,764
Steelcase, Inc. Class A	218,500	3,465,410
U.S. Ecology, Inc.	35,487	1,319,761
UniFirst Corp.	2,150	230,050
United Stationers, Inc.	49,085	2,252,511
Viad Corp.	27,960	776,729
West Corp.	232,831	5,986,085

Total Commercial Services & Supplies		71,111,449

Communications Equipment - 0.8%
ADTRAN, Inc.	77,329	2,088,656
Bel Fuse, Inc. Class B	12,537	267,164
Black Box Corp.	20,095	598,831
Comtech Telecommunications Corp.	55,699	1,755,632
InterDigital, Inc.	49,245	1,452,235
PC-Tel, Inc.	25,943	248,274
Plantronics, Inc.	38,175	1,773,229
TESSCO Technologies, Inc.	14,602	588,753

Total Communications Equipment		8,772,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Computers & Peripherals - 1.5%
Diebold, Inc.	219,490	$7,245,365
Lexmark International, Inc. Class A	219,216	7,786,552
TransAct Technologies, Inc.	17,685	221,593

Total Computers & Peripherals		15,253,510

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	42,559	825,219
Granite Construction, Inc.	59,533	2,082,464
Primoris Services Corp.	24,323	757,175

Total Construction & Engineering		3,664,858

Consumer Finance - 0.1%
Asta Funding, Inc.*	6,248	52,608
Cash America International, Inc.	4,026	154,196
Nelnet, Inc. Class A	12,508	527,087

Total Consumer Finance		733,891

Containers & Packaging - 0.5%
Greif, Inc. Class A	80,644	4,225,746
Myers Industries, Inc.	58,942	1,244,855

Total Containers & Packaging		5,470,601

Distributors - 0.2%
Core-Mark Holding Co., Inc.	13,367	1,014,956
Weyco Group, Inc.	25,674	755,586

Total Distributors		1,770,542

Diversified Consumer Services - 1.2%
Carriage Services, Inc.	9,936	194,050
Collectors Universe, Inc.(a)	64,146	1,100,104
DeVry, Inc.	60,483	2,147,146
Hillenbrand, Inc.	167,166	4,918,024
Lincoln Educational Services Corp.	141,124	702,797
Mac-Gray Corp.	24,273	515,316
Matthews International Corp. Class A	25,677	1,094,097
Regis Corp.	92,539	1,342,741
Universal Technical Institute, Inc.	66,661	927,254

Total Diversified Consumer Services		12,941,529

Diversified Financial Services - 0.1%
Gain Capital Holdings, Inc.	41,767	313,670
Interactive Brokers Group, Inc. Class A	28,741	699,556
Marlin Business Services Corp.	8,456	213,091
MicroFinancial, Inc.	17,028	145,589
Resource America, Inc. Class A	13,946	130,534

Total Diversified Financial Services		1,502,440

Diversified Telecommunication Services - 1.3%
Atlantic Tele-Network, Inc.	30,165	1,706,434
Cogent Communications Group, Inc.	69,202	2,796,453
Consolidated Communications Holdings, Inc.(a)	315,974	6,202,570
HickoryTech Corp.	59,730	766,336
Inteliquent, Inc.	68,661	784,109
Lumos Networks Corp.	54,890	1,152,690

Total Diversified Telecommunication Services		13,408,592

Electric Utilities - 5.5%
ALLETE, Inc.	151,008	7,532,279
El Paso Electric Co.	120,121	4,217,448
Empire District Electric Co. (The)	186,999	4,243,007
MGE Energy, Inc.	64,694	3,745,783
NRG Yield, Inc. Class A*	49,032	1,961,770
Otter Tail Corp.	142,684	4,176,361
PNM Resources, Inc.	212,894	5,135,003
Portland General Electric Co.	273,441	8,257,918
UIL Holdings Corp.	250,378	9,702,148
Unitil Corp.	60,745	1,852,115
UNS Energy Corp.	117,975	7,060,804

Total Electric Utilities		57,884,636

Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	7,160	89,142
AZZ, Inc.	28,820	1,408,145
Brady Corp. Class A	123,220	3,811,195
Coleman Cable, Inc.	14,433	378,433
Encore Wire Corp.	3,257	176,530
Franklin Electric Co., Inc.	32,682	1,458,925
General Cable Corp.	119,140	3,503,908
Global Power Equipment Group, Inc.	31,840	623,109
LSI Industries, Inc.	63,653	551,872
Powell Industries, Inc.	16,873	1,130,322
Preformed Line Products Co.	5,852	428,132

Total Electrical Equipment		13,559,713

Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.	419,623	5,845,348
Badger Meter, Inc.	18,121	987,595
CTS Corp.	29,295	583,263
Daktronics, Inc.	98,200	1,539,776
Electro Rent Corp.	100,733	1,865,575
Electro Scientific Industries, Inc.	92,711	969,757
Littelfuse, Inc.	21,212	1,971,231
Mesa Laboratories, Inc.	2,747	215,859
Methode Electronics, Inc.	32,038	1,095,379
MTS Systems Corp.	26,889	1,915,841
Park Electrochemical Corp.	29,398	844,311
Richardson Electronics Ltd.	22,472	255,282

Total Electronic Equipment, Instruments & Components		18,089,217

Energy Equipment & Services - 0.3%
Bolt Technology Corp.	14,053	309,306
Gulf Island Fabrication, Inc.	23,813	552,938
Gulfmark Offshore, Inc. Class A	56,892	2,681,320

Total Energy Equipment & Services		3,543,564

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	13,414	1,196,126
Arden Group, Inc. Class A	2,350	297,299
Ingles Markets, Inc. Class A	32,760	887,796
Spartan Stores, Inc.	33,511	813,647
Village Super Market, Inc. Class A	27,826	862,884
Weis Markets, Inc.	60,608	3,185,556

Total Food & Staples Retailing		7,243,308

Food Products - 2.4%
Alico, Inc.	8,785	341,473
B&G Foods, Inc.	196,687	6,669,656
Calavo Growers, Inc.	33,887	1,025,421
Cal-Maine Foods, Inc.	10,363	624,164
Dean Foods Co.*	151,431	2,603,099
Griffin Land & Nurseries, Inc.	3,344	111,623
J&J Snack Foods Corp.	13,283	1,176,741
Lancaster Colony Corp.	48,692	4,292,200
Lifeway Foods, Inc.(a)	8,437	134,823
Limoneira Co.	7,147	190,039
Sanderson Farms, Inc.	25,155	1,819,461

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Snyder’s-Lance, Inc.	152,979	$4,393,557
Tootsie Roll Industries, Inc.(a)	35,669	1,160,669

Total Food Products		24,542,926

Gas Utilities - 3.8%
Chesapeake Utilities Corp.	24,436	1,466,649
Delta Natural Gas Co., Inc.	22,738	508,876
Gas Natural, Inc.	67,693	543,575
Laclede Group, Inc. (The)	117,939	5,370,942
New Jersey Resources Corp.	149,879	6,930,405
Northwest Natural Gas Co.	112,307	4,808,986
South Jersey Industries, Inc.	99,714	5,579,995
Southwest Gas Corp.	110,544	6,180,515
WGL Holdings, Inc.	218,249	8,743,055

Total Gas Utilities		40,132,998

Health Care Equipment & Supplies - 1.1%
Analogic Corp.	5,370	475,567
Atrion Corp.	1,832	542,730
Cantel Medical Corp.	10,565	358,259
CONMED Corp.	52,274	2,221,645
CryoLife, Inc.	28,237	313,148
Hill-Rom Holdings, Inc.	78,180	3,231,961
Invacare Corp.	7,020	162,934
LeMaitre Vascular, Inc.	22,243	178,167
Meridian Bioscience, Inc.	119,995	3,183,468
Utah Medical Products, Inc.	6,787	387,945

Total Health Care Equipment & Supplies		11,055,824

Health Care Providers & Services - 2.0%
Chemed Corp.(a)	18,111	1,387,665
Ensign Group, Inc. (The)	12,701	562,273
Kindred Healthcare, Inc.	130,350	2,573,109
Landauer, Inc.	38,721	2,037,112
National Healthcare Corp.	33,291	1,794,718
Owens & Minor, Inc.	164,240	6,004,615
Select Medical Holdings Corp.	523,831	6,081,678
U.S. Physical Therapy, Inc.	13,328	469,945

Total Health Care Providers & Services		20,911,115

Health Care Technology - 0.6%
Computer Programs & Systems, Inc.	35,308	2,182,388
Quality Systems, Inc.	194,401	4,094,085

Total Health Care Technology		6,276,473

Hotels, Restaurants & Leisure - 2.4%
Bob Evans Farms, Inc.	64,625	3,269,379
CEC Entertainment, Inc.	41,718	1,847,273
Churchill Downs, Inc.	16,664	1,493,927
DineEquity, Inc.	66,082	5,521,151
Einstein Noah Restaurant Group, Inc.	58,136	842,972
Frisch’s Restaurants, Inc.	14,727	377,453
International Speedway Corp. Class A	16,155	573,341
Interval Leisure Group, Inc.	79,708	2,462,977
Marcus Corp.	42,893	576,482
Papa John’s International, Inc.	47,288	2,146,875
Ruth’s Hospitality Group, Inc.	39,089	555,455
Speedway Motorsports, Inc.	94,951	1,884,777
Texas Roadhouse, Inc.	118,528	3,295,078

Total Hotels, Restaurants & Leisure		24,847,140

Household Durables - 1.1%
Bassett Furniture Industries, Inc.	15,344	234,456
Blyth, Inc.(a)	28,743	312,724
CSS Industries, Inc.	19,134	548,763
Ethan Allen Interiors, Inc.	37,944	1,154,257
Flexsteel Industries, Inc.	15,159	465,836
Hooker Furniture Corp.	23,591	393,498
KB Home(a)	46,523	850,440
La-Z-Boy, Inc.	27,900	864,900
Lennar Corp. Class B	15,102	509,239
Lifetime Brands, Inc.	10,162	159,848
M.D.C. Holdings, Inc.*	156,865	5,057,328
NACCO Industries, Inc. Class A	9,899	615,619
Ryland Group, Inc. (The)	13,180	572,144

Total Household Durables		11,739,052

Household Products - 0.3%
Oil-Dri Corp. of America	10,180	385,211
Orchids Paper Products Co.	34,914	1,146,576
WD-40 Co.	25,103	1,874,692

Total Household Products		3,406,479

Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	25,964	706,481

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	40,560	1,668,638

Insurance - 1.4%
American Equity Investment Life Holding Co.	15,459	407,808
AMERISAFE, Inc.	4,762	201,147
Baldwin & Lyons, Inc. Class B	15,679	428,350
Crawford & Co. Class A	27,954	214,966
Crawford & Co. Class B	12,586	116,295
Donegal Group, Inc. Class A	22,265	354,014
Eastern Insurance Holdings, Inc.	3,678	90,074
EMC Insurance Group, Inc.	11,811	361,653
Employers Holdings, Inc.	8,309	262,980
FBL Financial Group, Inc. Class A	11,124	498,244
HCI Group, Inc.(a)	8,822	471,977
Horace Mann Educators Corp.	35,108	1,107,306
Independence Holding Co.	3,113	41,994
Infinity Property & Casualty Corp.	6,872	493,066
Investors Title Co.	311	25,185
Kemper Corp.	45,131	1,844,955
Meadowbrook Insurance Group, Inc.	20,293	141,239
National Interstate Corp.	11,627	267,421
National Western Life Insurance Co. Class A	269	60,135
Primerica, Inc.	19,803	849,747
RLI Corp.	10,422	1,014,894
Safety Insurance Group, Inc.	22,987	1,294,168
Selective Insurance Group, Inc.	36,724	993,751
State Auto Financial Corp.	27,750	589,410
Stewart Information Services Corp.	2,625	84,709
Symetra Financial Corp.	76,433	1,449,170
United Fire Group, Inc.	22,386	641,583
Universal Insurance Holdings, Inc.	32,299	467,690

Total Insurance		14,773,931

Internet & Catalog Retail - 0.3%
Nutrisystem, Inc.	117,127	1,925,568
PetMed Express, Inc.(a)	83,807	1,393,710

Total Internet & Catalog Retail		3,319,278

Internet Software & Services - 0.8%
Earthlink, Inc.*	386,222	1,958,146
j2 Global, Inc.	98,088	4,905,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Marchex, Inc. Class B*	48,950	$423,418
United Online, Inc.	57,866	796,236

Total Internet Software & Services		8,083,181

IT Services - 1.6%
Booz Allen Hamilton Holding Corp.	313,403	6,001,667
Cass Information Systems, Inc.	14,074	947,884
Computer Task Group, Inc.	19,684	372,028
Convergys Corp.	113,277	2,384,481
CSG Systems International, Inc.	66,218	1,946,809
Forrester Research, Inc.	29,733	1,137,584
Hackett Group, Inc. (The)	47,629	295,776
Heartland Payment Systems, Inc.	21,660	1,079,534
ManTech International Corp. Class A	68,112	2,038,592

Total IT Services		16,204,355

Leisure Equipment & Products - 0.6%
Arctic Cat, Inc.	9,469	539,544
Callaway Golf Co.	37,491	316,049
Escalade, Inc.	39,714	467,434
Johnson Outdoors, Inc. Class A	9,298	250,581
Marine Products Corp.	47,043	472,782
Sturm Ruger & Co., Inc.(a)	59,464	4,346,224

Total Leisure Equipment & Products		6,392,614

Machinery - 3.4%
Alamo Group, Inc.	5,942	360,620
Albany International Corp. Class A	46,902	1,685,189
Altra Industrial Motion Corp.	31,852	1,089,975
American Railcar Industries, Inc.(a)	45,394	2,076,776
Ampco-Pittsburgh Corp.	38,015	739,392
Astec Industries, Inc.	23,749	917,424
Barnes Group, Inc.	61,820	2,368,324
Briggs & Stratton Corp.	103,668	2,255,816
CIRCOR International, Inc.	3,312	267,543
Douglas Dynamics, Inc.	105,348	1,771,953
Dynamic Materials Corp.	9,809	213,248
ESCO Technologies, Inc.	24,100	825,666
FreightCar America, Inc.	10,526	280,202
Global Brass & Copper Holdings, Inc.	18,437	305,132
Gorman-Rupp Co. (The)	30,350	1,014,600
Graham Corp.	3,342	121,281
Hardinge, Inc.	7,992	115,644
Harsco Corp.	238,088	6,673,607
Hurco Cos., Inc.	4,931	123,324
Hyster-Yale Materials Handling, Inc.	13,353	1,243,965
John Bean Technologies Corp.	35,605	1,044,295
Kadant, Inc.	13,492	546,696
L.B. Foster Co. Class A	2,130	100,728
Lindsay Corp.(a)	7,909	654,470
Miller Industries, Inc.	32,590	607,152
Mueller Industries, Inc.	22,539	1,420,182
Mueller Water Products, Inc. Class A	121,657	1,139,926
NN, Inc.	19,990	403,598
Standex International Corp.	8,097	509,139
Sun Hydraulics Corp.	23,390	955,014
Tennant Co.	19,997	1,355,996
Titan International, Inc.	7,143	128,431
Twin Disc, Inc.	15,173	392,829
Watts Water Technologies, Inc. Class A	24,230	1,499,110

Total Machinery		35,207,247

Marine - 0.3%
International Shipholding Corp.	27,125	800,188
Matson, Inc.	105,895	2,764,918

Total Marine		3,565,106

Media - 3.0%
A.H. Belo Corp. Class A	78,874	589,189
Harte-Hanks, Inc.	269,788	2,109,742
Meredith Corp.(a)	117,056	6,063,501
National CineMedia, Inc.	267,635	5,341,995
New York Times Co. (The) Class A	158,004	2,507,523
Nexstar Broadcasting Group, Inc. Class A	28,357	1,580,336
Salem Communications Corp. Class A	41,513	361,163
Scholastic Corp.	60,716	2,064,951
Sinclair Broadcast Group, Inc. Class A	126,832	4,531,707
Valassis Communications, Inc.	134,405	4,603,371
World Wrestling Entertainment, Inc. Class A	97,653	1,619,087

Total Media		31,372,565

Metals & Mining - 2.9%
AMCOL International Corp.	78,582	2,670,216
Commercial Metals Co.	277,910	5,649,910
Compass Minerals International, Inc.	93,431	7,479,152
Globe Specialty Metals, Inc.	113,803	2,049,592
Gold Resource Corp.	387,814	1,756,798
Haynes International, Inc.	19,945	1,101,762
Hecla Mining Co.	131,667	405,534
Kaiser Aluminum Corp.	31,555	2,216,423
Materion Corp.	23,327	719,638
Noranda Aluminum Holding Corp.	111,127	365,608
Olympic Steel, Inc.	3,438	99,633
Schnitzer Steel Industries, Inc. Class A	64,041	2,092,220
Synalloy Corp.	14,054	215,869
US Silica Holdings, Inc.(a)	80,212	2,736,031
Walter Energy, Inc.(a)	16,215	269,656

Total Metals & Mining		29,828,042

Multiline Retail - 0.1%
Bon-Ton Stores, Inc. (The)(a)	19,313	314,416
Fred’s, Inc. Class A	49,537	917,425

Total Multiline Retail		1,231,841

Multi-Utilities - 1.9%
Avista Corp.	253,268	7,139,625
Black Hills Corp.	126,691	6,652,544
NorthWestern Corp.	130,921	5,671,498

Total Multi-Utilities		19,463,667

Oil, Gas & Consumable Fuels - 2.7%
Adams Resources & Energy, Inc.	5,849	400,657
Alon USA Energy, Inc.	104,166	1,722,906
Arch Coal, Inc.(a)	588,494	2,618,798
Comstock Resources, Inc.	135,537	2,478,972
Crosstex Energy, Inc.	72,621	2,625,975
Delek US Holdings, Inc.	109,084	3,753,580
Evolution Petroleum Corp.	91,588	1,130,196
EXCO Resources, Inc.(a)	871,951	4,630,060
Green Plains Renewable Energy, Inc.	27,253	528,436
Panhandle Oil and Gas, Inc. Class A	7,110	237,545
PBF Energy, Inc. Class A(a)	150,314	4,728,878
W&T Offshore, Inc.	194,127	3,106,032

Total Oil, Gas & Consumable Fuels		27,962,035

Paper & Forest Products - 0.8%
Deltic Timber Corp.	7,435	505,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Neenah Paper, Inc.	29,498	$1,261,629
PH Glatfelter Co.	60,790	1,680,236
Schweitzer-Mauduit International, Inc.	87,161	4,486,177
Wausau Paper Corp.	46,024	583,584

Total Paper & Forest Products		8,516,760

Personal Products - 0.3%
Coty, Inc. Class A(a)	103,962	1,585,420
Inter Parfums, Inc.	40,895	1,464,450

Total Personal Products		3,049,870

Professional Services - 1.2%
Acacia Research Corp.(a)	177,126	2,575,412
Barrett Business Services, Inc.	5,881	545,404
CDI Corp.	55,885	1,035,549
Corporate Executive Board Co. (The)	39,115	3,028,674
Exponent, Inc.	9,857	763,326
Heidrick & Struggles International, Inc.	48,098	968,694
Insperity, Inc.	50,166	1,812,498
Kelly Services, Inc. Class A	28,165	702,435
Resources Connection, Inc.	79,698	1,142,072
VSE Corp.	4,140	198,762

Total Professional Services		12,772,826

Real Estate Investment Trusts (REITs) - 13.0%
Acadia Realty Trust	66,505	1,651,319
Agree Realty Corp.	25,483	739,517
Alexander’s, Inc.	5,767	1,903,110
American Assets Trust, Inc.	37,172	1,168,316
American Realty Capital Properties, Inc.	444,995	5,722,636
AmREIT, Inc.	31,754	533,467
Ashford Hospitality Trust, Inc.	156,498	1,295,803
Associated Estates Realty Corp.	91,658	1,471,111
Aviv REIT, Inc.	74,888	1,774,845
Brandywine Realty Trust	227,947	3,211,773
Campus Crest Communities, Inc.	153,949	1,448,660
Cedar Realty Trust, Inc.	82,963	519,348
Chambers Street Properties	518,858	3,969,264
Chatham Lodging Trust	36,744	751,415
Chesapeake Lodging Trust	70,185	1,774,979
Coresite Realty Corp.	25,623	824,804
Corporate Office Properties Trust	137,880	3,266,377
Cousins Properties, Inc.	110,543	1,138,593
CubeSmart	128,938	2,055,272
CyrusOne, Inc.	21,514	480,408
DCT Industrial Trust, Inc.	413,920	2,951,250
DiamondRock Hospitality Co.	195,903	2,262,680
DuPont Fabros Technology, Inc.	90,007	2,224,073
EastGroup Properties, Inc.	38,302	2,218,835
Education Realty Trust, Inc.	191,810	1,691,764
Excel Trust, Inc.	96,126	1,094,875
FelCor Lodging Trust, Inc.*	44,535	363,406
First Industrial Realty Trust, Inc.	72,204	1,259,960
First Potomac Realty Trust	103,009	1,197,995
Franklin Street Properties Corp.	208,871	2,496,008
Geo Group, Inc. (The)	162,335	5,230,434
Getty Realty Corp.	48,150	884,515
Gladstone Commercial Corp.	40,462	727,102
Glimcher Realty Trust	207,229	1,939,663
Government Properties Income Trust	127,209	3,161,144
Healthcare Realty Trust, Inc.	179,162	3,817,942
Healthcare Trust of America, Inc. Class A	348,876	3,432,940
Hersha Hospitality Trust	290,663	1,618,993
Hudson Pacific Properties, Inc.	44,385	970,700
Inland Real Estate Corp.	184,846	1,944,580
Investors Real Estate Trust	204,289	1,752,800
Kite Realty Group Trust	159,318	1,046,719
LTC Properties, Inc.	64,605	2,286,371
Mack-Cali Realty Corp.	165,104	3,546,434
Medical Properties Trust, Inc.	360,876	4,409,905
Monmouth Real Estate Investment Corp. Class A	96,435	876,594
National Health Investors, Inc.	46,871	2,629,463
One Liberty Properties, Inc.	34,031	685,044
Parkway Properties, Inc.	97,350	1,877,882
Pebblebrook Hotel Trust	45,207	1,390,567
Pennsylvania Real Estate Investment Trust	94,818	1,799,646
Physicians Realty Trust*	23,388	297,963
Post Properties, Inc.	52,626	2,380,274
Potlatch Corp.	40,649	1,696,689
Preferred Apartment Communities, Inc. Class A(a)	39,816	320,121
PS Business Parks, Inc.	21,116	1,613,685
Ramco-Gershenson Properties Trust	107,299	1,688,886
Retail Opportunity Investments Corp.(a)	97,584	1,436,436
Rouse Properties, Inc.	40,208	892,216
Ryman Hospitality Properties(a)	81,155	3,390,656
Sabra Health Care REIT, Inc.	65,868	1,721,790
Saul Centers, Inc.	20,325	970,112
Select Income REIT	113,240	3,028,038
Silver Bay Realty Trust Corp.(a)	3,251	51,983
Sovran Self Storage, Inc.	34,841	2,270,588
STAG Industrial, Inc.	88,736	1,809,327
Summit Hotel Properties, Inc.	147,574	1,328,166
Sun Communities, Inc.	72,082	3,073,576
Sunstone Hotel Investors, Inc.	91,690	1,228,646
Terreno Realty Corp.	25,030	443,031
UMH Properties, Inc.	52,406	493,665
Universal Health Realty Income Trust	25,797	1,033,428
Urstadt Biddle Properties, Inc. Class A	41,676	768,922
Washington Real Estate Investment Trust(a)	113,576	2,653,135
Whitestone REIT	63,159	844,436
Winthrop Realty Trust	68,839	760,671

Total Real Estate Investment Trusts (REITs)		135,687,741

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	6,288	262,398
Consolidated-Tomoka Land Co.	291	10,560
Gladstone Land Corp.(a)	19,273	312,223
Kennedy-Wilson Holdings, Inc.	35,527	790,476

Total Real Estate Management & Development		1,375,657

Road & Rail - 0.8%
Arkansas Best Corp.	9,491	319,657
Celadon Group, Inc.	9,252	180,229
Con-way, Inc.	56,337	2,237,142
Heartland Express, Inc.	36,223	710,695
Knight Transportation, Inc.	102,262	1,875,485
Marten Transport Ltd.	16,722	337,617
Universal Truckload Services, Inc.	28,390	866,179
Werner Enterprises, Inc.	56,946	1,408,275

Total Road & Rail		7,935,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.6%
Brooks Automation, Inc.	199,460	$2,092,336
Cohu, Inc.	58,028	609,294
Intersil Corp. Class A	523,468	6,004,178
IXYS Corp.	29,288	379,865
Micrel, Inc.	112,754	1,112,882
MKS Instruments, Inc.	110,946	3,321,723
Power Integrations, Inc.	16,961	946,763
Tessera Technologies, Inc.	107,580	2,120,402

Total Semiconductors & Semiconductor Equipment		16,587,443

Software - 1.8%
American Software, Inc. Class A	95,478	942,368
Blackbaud, Inc.	60,616	2,282,192
Compuware Corp.	939,786	10,535,001
Digimarc Corp.	15,817	304,635
Ebix, Inc.(a)	77,844	1,145,864
EPIQ Systems, Inc.	77,812	1,261,333
Fair Isaac Corp.	4,644	291,829
Monotype Imaging Holdings, Inc.	30,170	961,216
Pegasystems, Inc.	9,181	451,522
QAD, Inc. Class A	21,696	383,151

Total Software		18,559,111

Specialty Retail - 2.4%
Aaron’s, Inc.	21,249	624,721
bebe Stores, Inc.	150,141	798,750
Big 5 Sporting Goods Corp.	47,313	937,744
Brown Shoe Co., Inc.	43,029	1,210,836
Cato Corp. (The) Class A	19,255	612,309
Destination Maternity Corp.	32,654	975,701
Finish Line, Inc. (The) Class A	50,943	1,435,064
Group 1 Automotive, Inc.	23,009	1,634,099
Haverty Furniture Cos., Inc.	20,616	645,281
Lithia Motors, Inc. Class A	16,902	1,173,337
Men’s Wearhouse, Inc. (The)	64,515	3,295,426
Monro Muffler Brake, Inc.	25,227	1,421,794
Pier 1 Imports, Inc.	96,171	2,219,627
Rent-A-Center, Inc.	129,508	4,317,797
Shoe Carnival, Inc.	17,212	499,320
Sonic Automotive, Inc. Class A	16,524	404,508
Stage Stores, Inc.	71,376	1,585,975
Stein Mart, Inc.	63,309	851,506
Winmark Corp.	1,213	112,348

Total Specialty Retail		24,756,143

Textiles, Apparel & Luxury Goods - 0.8%
Cherokee, Inc.	23,450	323,610
Columbia Sportswear Co.	45,895	3,614,231
Culp, Inc.	8,553	174,909
Jones Group, Inc. (The)	107,070	1,601,767
Movado Group, Inc.	13,298	585,245
Oxford Industries, Inc.	14,741	1,189,156
R.G. Barry Corp.	20,552	396,654
Rocky Brands, Inc.	20,256	295,130
Superior Uniform Group, Inc.	20,746	321,148

Total Textiles, Apparel & Luxury Goods		8,501,850

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	39,999	553,186
Banc of California, Inc.	21,159	283,742
Bank Mutual Corp.	26,124	183,129
BankFinancial Corp.	4,597	42,109
Berkshire Hills Bancorp, Inc.	22,175	604,712
Brookline Bancorp, Inc.(a)	86,577	828,542
Cape Bancorp, Inc.	9,726	98,816
Capitol Federal Financial, Inc.	120,223	1,455,901
Clifton Savings Bancorp, Inc.	16,873	215,974
Dime Community Bancshares, Inc.	42,434	717,983
ESB Financial Corp.	15,123	214,747
ESSA Bancorp, Inc.	7,418	85,752
EverBank Financial Corp.	27,134	497,638
Federal Agricultural Mortgage Corp. Class C	4,446	152,276
First Defiance Financial Corp.	5,100	132,447
First Financial Northwest, Inc.	8,366	86,755
Fox Chase Bancorp, Inc.	7,388	128,403
Heritage Financial Group, Inc.*	2,749	52,918
Hingham Institution for savings	964	75,664
Meta Financial Group, Inc.	2,721	109,738
Northfield Bancorp, Inc.	35,774	472,217
Northwest Bancshares, Inc.	112,426	1,661,656
OceanFirst Financial Corp.	15,717	269,232
Oritani Financial Corp.	67,429	1,082,236
Provident Financial Holdings, Inc.	9,059	135,885
Provident Financial Services, Inc.	63,971	1,235,920
Pulaski Financial Corp.	13,135	147,900
Radian Group, Inc.	4,224	59,643
Rockville Financial, Inc.(a)	25,619	364,046
SI Financial Group, Inc.	3,057	36,837
Simplicity Bancorp, Inc.	5,600	90,496
Teche Holding Co.	2,112	105,347
Territorial Bancorp, Inc.	8,223	190,774
TrustCo Bank Corp.	117,758	845,502
United Financial Bancorp, Inc.	15,401	290,925
Washington Federal, Inc.	59,313	1,381,400
Westfield Financial, Inc.	23,686	176,698
WSFS Financial Corp.	1,940	150,408

Total Thrifts & Mortgage Finance		15,217,554

Tobacco - 1.8%
Universal Corp.	86,606	4,728,688
Vector Group Ltd.(a)	845,050	13,833,468

Total Tobacco		18,562,156

Trading Companies & Distributors - 2.1%
Aceto Corp.	29,671	742,072
Applied Industrial Technologies, Inc.	78,966	3,876,441
GATX Corp.	109,609	5,718,301
Houston Wire & Cable Co.	59,672	798,411
Kaman Corp.	43,497	1,728,136
TAL International Group, Inc.*(a)	167,093	9,582,784

Total Trading Companies & Distributors		22,446,145

Water Utilities - 1.1%
American States Water Co.	105,869	3,041,616
Artesian Resources Corp. Class A	27,582	633,007
California Water Service Group	132,310	3,052,392
Connecticut Water Service, Inc.	30,650	1,088,381
Middlesex Water Co.	57,580	1,205,725
SJW Corp.	49,167	1,464,685
York Water Co.	33,030	691,318

Total Water Utilities		11,177,124

Wireless Telecommunication Services - 0.5%
NTELOS Holdings Corp.	177,364	3,588,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund (DES)

December 31, 2013

Investments	Shares	Value
Shenandoah Telecommunications Co.	35,437	$909,668
USA Mobility, Inc.	77,645	1,108,770

Total Wireless Telecommunication Services		5,606,512

TOTAL COMMON STOCKS (Cost: $898,490,928)		1,040,050,076

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $870,817)	14,523	1,083,561

RIGHTS - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
EXCO Resources, Inc., expiring 2/09/14*(a) (Cost: $0)	861,902	137,904

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $60,560,040)(d)	60,560,040	60,560,040

TOTAL INVESTMENTS IN SECURITIES - 105.6% (Cost: $959,921,785)(e)		1,101,831,581
Liabilities in Excess of Other Assets - (5.6)%		(58,187,310)

NET ASSETS - 100.0%		$1,043,644,271

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $59,046,212 and the total market value of the collateral held by the Fund was $60,560,040.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 100.1%
COMMON STOCKS - 99.9%

Aerospace & Defense - 6.2%
Boeing Co. (The)	7,167	$978,224
Honeywell International, Inc.	10,634	971,628
Huntington Ingalls Industries, Inc.	303	27,273
Lockheed Martin Corp.	7,914	1,176,495
Northrop Grumman Corp.	3,216	368,586
Precision Castparts Corp.	54	14,542
Raytheon Co.	5,277	478,624
Rockwell Collins, Inc.	1,538	113,689
United Technologies Corp.	13,130	1,494,194

Total Aerospace & Defense		5,623,255

Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	2,522	147,134
Expeditors International of Washington, Inc.	1,950	86,288
FedEx Corp.	907	130,399
United Parcel Service, Inc. Class B	11,481	1,206,423

Total Air Freight & Logistics		1,570,244

Airlines - 0.0%
Alaska Air Group, Inc.	515	37,786

Auto Components - 0.6%
BorgWarner, Inc.	1,340	74,919
Gentex Corp.	1,620	53,444
Johnson Controls, Inc.	6,757	346,634
Lear Corp.	452	36,599

Total Auto Components		511,596

Automobiles - 0.2%
Harley-Davidson, Inc.	1,828	126,571
Thor Industries, Inc.	597	32,972

Total Automobiles		159,543

Beverages - 5.1%
Beam, Inc.	1,084	73,777
Brown-Forman Corp. Class B	875	66,124
Coca-Cola Co. (The)	62,239	2,571,093
Coca-Cola Enterprises, Inc.	2,515	110,987
PepsiCo, Inc.	21,539	1,786,444

Total Beverages		4,608,425

Biotechnology - 1.1%
Amgen, Inc.	8,374	955,976

Building Products - 0.0%
Lennox International, Inc.	387	32,918

Capital Markets - 1.5%
Ameriprise Financial, Inc.	2,390	274,970
Charles Schwab Corp. (The)	8,023	208,598
Eaton Vance Corp.	1,649	70,561
Financial Engines, Inc.	84	5,836
Franklin Resources, Inc.	2,999	173,132
LPL Financial Holdings, Inc.	1,116	52,486
Raymond James Financial, Inc.	1,053	54,956
SEI Investments Co.	1,336	46,399
T. Rowe Price Group, Inc.	3,187	266,975
TD Ameritrade Holding Corp.	5,850	179,244
Waddell & Reed Financial, Inc. Class A	991	64,534

Total Capital Markets		1,397,691

Chemicals - 3.3%
Air Products & Chemicals, Inc.	3,697	413,251
Airgas, Inc.	872	97,533
Albemarle Corp.	842	53,374
Cabot Corp.	736	37,830
CF Industries Holdings, Inc.	664	154,739
Cytec Industries, Inc.	113	10,527
Eastman Chemical Co.	1,681	135,657
Ecolab, Inc.	1,773	184,871
FMC Corp.	691	52,143
H.B. Fuller Co.	230	11,969
Monsanto Co.	5,294	617,016
Mosaic Co. (The)	4,404	208,177
PolyOne Corp.	476	16,827
PPG Industries, Inc.	1,234	234,040
Praxair, Inc.	3,714	482,931
Scotts Miracle-Gro Co. (The) Class A	1,186	73,793
Sherwin-Williams Co. (The)	765	140,377
Sigma-Aldrich Corp.	786	73,892

Total Chemicals		2,998,947

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,113	66,324

Communications Equipment - 2.9%
Cisco Systems, Inc.	72,921	1,637,076
QUALCOMM, Inc.	13,555	1,006,459

Total Communications Equipment		2,643,535

Computers & Peripherals - 4.3%
Apple, Inc.	5,962	3,345,338
EMC Corp.	14,517	365,103
NetApp, Inc.	2,112	86,888
SanDisk Corp.	1,225	86,411

Total Computers & Peripherals		3,883,740

Construction & Engineering - 0.1%
Fluor Corp.	928	74,509
KBR, Inc.	1,065	33,963

Total Construction & Engineering		108,472

Consumer Finance - 1.1%
American Express Co.	7,635	692,724
Discover Financial Services	4,674	261,510

Total Consumer Finance		954,234

Containers & Packaging - 0.1%
Aptargroup, Inc.	663	44,958
Ball Corp.	999	51,608
Silgan Holdings, Inc.	520	24,971

Total Containers & Packaging		121,537

Distributors - 0.3%
Genuine Parts Co.	2,705	225,029
Pool Corp.	426	24,768

Total Distributors		249,797

Diversified Consumer Services - 0.2%
H&R Block, Inc.	5,214	151,415
Sotheby’s	382	20,322

Total Diversified Consumer Services		171,737

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	825	42,867
CME Group, Inc.	4,722	370,488
MarketAxess Holdings, Inc.	174	11,636
McGraw Hill Financial, Inc.	2,696	210,827

Total Diversified Financial Services		635,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2013

Investments	Shares	Value
Electrical Equipment - 1.5%
Acuity Brands, Inc.	153	$16,726
AMETEK, Inc.	790	41,609
Babcock & Wilcox Co. (The)	888	30,361
Emerson Electric Co.	12,046	845,388
EnerSys	194	13,598
Hubbell, Inc. Class B	659	71,765
Regal-Beloit Corp.	325	23,959
Rockwell Automation, Inc.	1,894	223,795
Roper Industries, Inc.	333	46,180

Total Electrical Equipment		1,313,381

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	627	55,916
Avnet, Inc.	803	35,420
Belden, Inc.	62	4,368
Corning, Inc.	14,062	250,585
FEI Co.	89	7,953
FLIR Systems, Inc.	715	21,521
Jabil Circuit, Inc.	1,675	29,212

Total Electronic Equipment, Instruments & Components		404,975

Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	3,302	182,469
Bristow Group, Inc.	346	25,971
CARBO Ceramics, Inc.(a)	165	19,227
Diamond Offshore Drilling, Inc.	5,783	329,168
Halliburton Co.	6,792	344,694
National Oilwell Varco, Inc.	3,788	301,260
RPC, Inc.(a)	3,417	60,993
Tidewater, Inc.	581	34,436

Total Energy Equipment & Services		1,298,218

Food & Staples Retailing - 5.6%
Costco Wholesale Corp.	2,279	271,224
CVS Caremark Corp.	7,696	550,803
PriceSmart, Inc.	87	10,052
Safeway, Inc.	2,918	95,039
Sysco Corp.	9,057	326,957
Walgreen Co.	10,468	601,282
Wal-Mart Stores, Inc.	39,404	3,100,701
Whole Foods Market, Inc.	1,565	90,504

Total Food & Staples Retailing		5,046,562

Food Products - 1.6%
Campbell Soup Co.	4,519	195,582
Flowers Foods, Inc.	2,105	45,194
General Mills, Inc.	9,701	484,177
Hershey Co. (The)	1,643	159,749
Hillshire Brands Co.	1,301	43,505
Hormel Foods Corp.	2,016	91,063
Ingredion, Inc.	852	58,328
Kellogg Co.	5,521	337,168

Total Food Products		1,414,766

Gas Utilities - 0.1%
National Fuel Gas Co.	1,173	83,752

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	23,836	913,634
Baxter International, Inc.	10,522	731,805
Becton, Dickinson and Co.	2,359	260,646
C.R. Bard, Inc.	343	45,941
DENTSPLY International, Inc.	506	24,531
Medtronic, Inc.	12,879	739,126
ResMed, Inc.(a)	2,102	98,962
St. Jude Medical, Inc.	3,215	199,169
STERIS Corp.	721	34,644
Stryker Corp.	3,622	272,157
West Pharmaceutical Services, Inc.	408	20,017

Total Health Care Equipment & Supplies		3,340,632

Health Care Providers & Services - 1.7%
Aetna, Inc.	2,920	200,283
AmerisourceBergen Corp.	2,077	146,034
Cigna Corp.	74	6,473
Humana, Inc.	1,114	114,987
McKesson Corp.	913	147,358
Quest Diagnostics, Inc.	2,198	117,681
UnitedHealth Group, Inc.	10,376	781,313
Universal Health Services, Inc. Class B	166	13,489

Total Health Care Providers & Services		1,527,618

Hotels, Restaurants & Leisure - 4.8%
Brinker International, Inc.	955	44,255
Cheesecake Factory, Inc. (The)	406	19,598
Cracker Barrel Old Country Store, Inc.	428	47,110
Darden Restaurants, Inc.	3,644	198,124
Dunkin’ Brands Group, Inc.	1,128	54,369
International Game Technology	3,953	71,786
Las Vegas Sands Corp.	9,756	769,456
McDonald’s Corp.	22,394	2,172,890
Starbucks Corp.	6,699	525,135
Yum! Brands, Inc.	6,034	456,231

Total Hotels, Restaurants & Leisure		4,358,954

Household Durables - 0.4%
Harman International Industries, Inc.	650	53,202
Leggett & Platt, Inc.	3,640	112,622
Tupperware Brands Corp.	902	85,266
Whirlpool Corp.	850	133,331

Total Household Durables		384,421

Household Products - 5.1%
Church & Dwight Co., Inc.	1,185	78,542
Colgate-Palmolive Co.	9,850	642,318
Kimberly-Clark Corp.	5,915	617,881
Procter & Gamble Co. (The)	39,976	3,254,446

Total Household Products		4,593,187

Industrial Conglomerates - 1.4%
3M Co.	8,387	1,176,277
Carlisle Cos., Inc.	495	39,303
Danaher Corp.	637	49,176

Total Industrial Conglomerates		1,264,756

Insurance - 1.0%
Aflac, Inc.	6,864	458,515
AmTrust Financial Services, Inc.	955	31,219
Marsh & McLennan Cos., Inc.	7,603	367,681

Total Insurance		857,415

Internet & Catalog Retail - 0.1%
Expedia, Inc.	715	49,807
HSN, Inc.	565	35,199

Total Internet & Catalog Retail		85,006

Internet Software & Services - 0.0%
IAC/InterActiveCorp	546	37,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2013

Investments	Shares	Value
IT Services - 3.5%
Automatic Data Processing, Inc.	4,896	$395,646
Broadridge Financial Solutions, Inc.	1,096	43,314
DST Systems, Inc.	260	23,592
Global Payments, Inc.	56	3,639
International Business Machines Corp.	9,696	1,818,679
Jack Henry & Associates, Inc.	479	28,362
MasterCard, Inc. Class A	145	121,142
MAXIMUS, Inc.	137	6,027
Paychex, Inc.	4,959	225,783
Total System Services, Inc.	991	32,980
Visa, Inc. Class A	1,603	356,956
Western Union Co. (The)	6,827	117,766

Total IT Services		3,173,886

Leisure Equipment & Products - 0.7%
Brunswick Corp.	459	21,141
Hasbro, Inc.	2,638	145,116
Mattel, Inc.	7,184	341,815
Polaris Industries, Inc.	556	80,976

Total Leisure Equipment & Products		589,048

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	1,807	103,342
Techne Corp.	358	33,892

Total Life Sciences Tools & Services		137,234

Machinery - 2.3%
AGCO Corp.	445	26,340
CLARCOR, Inc.	383	24,646
Cummins, Inc.	2,303	324,654
Donaldson Co., Inc.	1,192	51,804
Dover Corp.	1,853	178,889
Flowserve Corp.	697	54,945
Graco, Inc.	561	43,825
IDEX Corp.	717	52,950
Illinois Tool Works, Inc.	6,116	514,233
Joy Global, Inc.(a)	922	53,928
Kennametal, Inc.	771	40,146
Lincoln Electric Holdings, Inc.	716	51,079
Nordson Corp.	425	31,578
Oshkosh Corp.	677	34,107
PACCAR, Inc.	3,268	193,368
Pall Corp.	1,006	85,862
Parker Hannifin Corp.	1,446	186,013
Snap-on, Inc.	663	72,612
Toro Co. (The)	372	23,659
Valmont Industries, Inc.	131	19,535
Wabtec Corp.	130	9,655
Woodward, Inc.	344	15,690

Total Machinery		2,089,518

Media - 3.7%
Comcast Corp. Class A	22,073	1,147,023
Comcast Corp. Special Class A	5,053	252,044
John Wiley & Sons, Inc. Class A	609	33,617
Morningstar, Inc.	169	13,197
Scripps Networks Interactive, Inc. Class A	568	49,081
Time Warner Cable, Inc.	3,631	492,001
Twenty-First Century Fox, Inc. Class A	7,355	258,749
Twenty-First Century Fox, Inc. Class B	4,060	140,476
Walt Disney Co. (The)	12,453	951,409

Total Media		3,337,597

Metals & Mining - 1.4%
Freeport-McMoRan Copper & Gold, Inc.	24,635	929,725
Southern Copper Corp.	9,871	283,396
Steel Dynamics, Inc.	3,501	68,410

Total Metals & Mining		1,281,531

Multiline Retail - 1.3%
Family Dollar Stores, Inc.	1,270	82,512
Macy’s, Inc.	4,761	254,237
Nordstrom, Inc.	2,582	159,568
Target Corp.	11,354	718,367

Total Multiline Retail		1,214,684

Oil, Gas & Consumable Fuels - 7.4%
Apache Corp.	2,454	210,897
Cabot Oil & Gas Corp.	657	25,465
Cimarex Energy Co.	319	33,466
EQT Corp.	153	13,736
Exxon Mobil Corp.	52,473	5,310,268
HollyFrontier Corp.	3,298	163,878
Marathon Oil Corp.	10,202	360,131
Marathon Petroleum Corp.	3,826	350,959
Murphy Oil Corp.	2,437	158,113
Pioneer Natural Resources Co.	43	7,915
QEP Resources, Inc.	325	9,961
SM Energy Co.	65	5,402
Western Refining, Inc.(a)	1,149	48,729

Total Oil, Gas & Consumable Fuels		6,698,920

Personal Products - 0.2%
Avon Products, Inc.	2,948	50,765
Estee Lauder Cos., Inc. (The) Class A	1,281	96,485
Nu Skin Enterprises, Inc. Class A	265	36,628

Total Personal Products		183,878

Pharmaceuticals - 1.8%
Allergan, Inc.	402	44,654
Bristol-Myers Squibb Co.	29,220	1,553,043
Questcor Pharmaceuticals, Inc.	866	47,154

Total Pharmaceuticals		1,644,851

Professional Services - 0.2%
Equifax, Inc.	1,089	75,239
Robert Half International, Inc.	1,500	62,985
Towers Watson & Co. Class A	139	17,738

Total Professional Services		155,962

Real Estate Investment Trusts (REITs) - 0.2%
Corrections Corp. of America	4,556	146,111

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	130	13,311

Road & Rail - 2.2%
CSX Corp.	14,501	417,194
J.B. Hunt Transport Services, Inc.	640	49,472
Kansas City Southern	534	66,125
Landstar System, Inc.	1,110	63,770
Norfolk Southern Corp.	4,717	437,879
Union Pacific Corp.	5,924	995,232

Total Road & Rail		2,029,672

Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	2,515	81,813
Analog Devices, Inc.	3,510	178,764
Broadcom Corp. Class A	3,303	97,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend Growth Fund (DGRW)

December 31, 2013

Investments	Shares	Value
Intel Corp.	74,543	$1,935,136
KLA-Tencor Corp.	1,993	128,469
Linear Technology Corp.	2,238	101,941
LSI Corp.	2,459	27,098
Maxim Integrated Products, Inc.	4,312	120,348
Microchip Technology, Inc.	2,741	122,660
NVIDIA Corp.	5,488	87,918
Texas Instruments, Inc.	12,812	562,575
Xilinx, Inc.	2,508	115,167

Total Semiconductors & Semiconductor Equipment		3,559,823

Software - 5.1%
Activision Blizzard, Inc.	3,227	57,537
FactSet Research Systems, Inc.	234	25,408
Intuit, Inc.	1,170	89,294
Microsoft Corp.	89,839	3,362,674
Oracle Corp.	26,570	1,016,568
Solera Holdings, Inc.	271	19,176

Total Software		4,570,657

Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A	1,256	41,335
Advance Auto Parts, Inc.	125	13,835
Buckle, Inc. (The)	536	28,172
Chico’s FAS, Inc.	1,279	24,096
Dick’s Sporting Goods, Inc.	620	36,022
DSW, Inc. Class A	520	22,220
GameStop Corp. Class A	1,694	83,447
Gap, Inc. (The)	6,436	251,519
GNC Holdings, Inc. Class A	687	40,155
Home Depot, Inc. (The)	18,589	1,530,618
Lowe’s Cos., Inc.	10,438	517,203
Penske Automotive Group, Inc.	920	43,387
PetSmart, Inc.	780	56,745
Ross Stores, Inc.	1,339	100,331
TJX Cos., Inc. (The)	4,421	281,750
Tractor Supply Co.	668	51,824
Williams-Sonoma, Inc.	1,373	80,018

Total Specialty Retail		3,202,677

Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	4,559	255,897
Hanesbrands, Inc.	755	53,054
NIKE, Inc. Class B	5,069	398,626
PVH Corp.	65	8,841
Ralph Lauren Corp.	412	72,747
VF Corp.	5,146	320,802
Wolverine World Wide, Inc.	538	18,270

Total Textiles, Apparel & Luxury Goods		1,128,237

Tobacco - 2.2%
Altria Group, Inc.	50,800	1,950,212

Trading Companies & Distributors - 0.5%
Fastenal Co.	4,089	194,268
MSC Industrial Direct Co., Inc. Class A	538	43,508
W.W. Grainger, Inc.	678	173,175
Watsco, Inc.	335	32,180

Total Trading Companies & Distributors		443,131

TOTAL COMMON STOCKS (Cost: $84,569,985)		90,293,663

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $216,582)(c)	216,582	216,582

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $84,786,567)(d)		90,510,245
Liabilities in Excess of Other Assets - (0.1)%		(65,028)

NET ASSETS - 100.0%		$90,445,217

(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $211,997 and the total market value of the collateral held by the Fund was $216,582.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 99.9%
COMMON STOCKS - 99.9%

Aerospace & Defense - 1.7%
AAR Corp.	2,169	$60,754
American Science & Engineering, Inc.	1,241	89,240
Cubic Corp.	715	37,652
Curtiss-Wright Corp.	1,779	110,707
HEICO Corp.	284	16,458
HEICO Corp. Class A	587	24,724
National Presto Industries, Inc.*	481	38,721

Total Aerospace & Defense		378,256

Air Freight & Logistics - 0.3%
Forward Air Corp.	1,590	69,817

Auto Components - 0.9%
Cooper Tire & Rubber Co.	5,709	137,244
Standard Motor Products, Inc.	1,733	63,774
Strattec Security Corp.	219	9,783

Total Auto Components		210,801

Building Products - 1.3%
AAON, Inc.	1,355	43,292
Apogee Enterprises, Inc.	1,619	58,138
Insteel Industries, Inc.	607	13,797
Simpson Manufacturing Co., Inc.	3,750	137,738
Universal Forest Products, Inc.	930	48,490

Total Building Products		301,455

Capital Markets - 3.6%
Calamos Asset Management, Inc. Class A	5,707	67,571
Cohen & Steers, Inc.	5,585	223,735
FXCM, Inc. Class A	3,979	70,985
GAMCO Investors, Inc. Class A	126	10,958
Janus Capital Group, Inc.	27,886	344,950
Pzena Investment Management, Inc. Class A	864	10,161
Westwood Holdings Group, Inc.	1,573	97,384

Total Capital Markets		825,744

Chemicals - 6.3%
A. Schulman, Inc.	4,169	146,999
American Vanguard Corp.	1,479	35,925
Balchem Corp.	699	41,031
Chase Corp.	779	27,499
FutureFuel Corp.	7,580	119,764
Hawkins, Inc.	841	31,277
Innophos Holdings, Inc.	4,509	219,137
Innospec, Inc.	2,596	119,987
KMG Chemicals, Inc.	516	8,715
Koppers Holdings, Inc.	1,355	61,991
Minerals Technologies, Inc.	718	43,130
Olin Corp.	13,447	387,946
Quaker Chemical Corp.	1,057	81,463
Stepan Co.	1,420	93,195
Zep, Inc.	1,511	27,440

Total Chemicals		1,445,499

Commercial Banks - 4.3%
Access National Corp.	1,776	26,551
BancFirst Corp.	2,098	117,614
Bank of the Ozarks, Inc.	3,448	195,122
Cardinal Financial Corp.	2,649	47,682
Center Bancorp, Inc.	1,550	29,078
Community Bank System, Inc.	3,771	149,633
Heartland Financial USA, Inc.	1,548	44,567
Old National Bancorp	15,983	245,659
Pinnacle Financial Partners, Inc.	2,169	70,558
Washington Banking Co.	3,130	55,495

Total Commercial Banks		981,959

Commercial Services & Supplies - 10.6%
ABM Industries, Inc.	6,680	190,981
CECO Environmental Corp.	1,865	30,157
Deluxe Corp.	5,634	294,038
Ennis, Inc.	5,967	105,616
G&K Services, Inc. Class A	1,930	120,104
Healthcare Services Group, Inc.	9,496	269,402
Herman Miller, Inc.	5,631	166,227
Interface, Inc.	2,138	46,950
Kimball International, Inc. Class B	2,249	33,802
Knoll, Inc.	7,578	138,753
McGrath Rentcorp	3,507	139,579
Mine Safety Appliances Co.	4,979	254,975
Mobile Mini, Inc.*	4,526	186,381
Steelcase, Inc. Class A	12,570	199,360
U.S. Ecology, Inc.	1,526	56,752
UniFirst Corp.	126	13,482
United Stationers, Inc.	2,785	127,804
Viad Corp.	1,605	44,587

Total Commercial Services & Supplies		2,418,950

Communications Equipment - 1.6%
ADTRAN, Inc.	4,845	130,863
InterDigital, Inc.	3,108	91,655
Plantronics, Inc.	2,395	111,248
TESSCO Technologies, Inc.	902	36,369

Total Communications Equipment		370,135

Computers & Peripherals - 0.1%
TransAct Technologies, Inc.	1,103	13,821

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	2,418	46,885
Primoris Services Corp.	1,382	43,022

Total Construction & Engineering		89,907

Consumer Finance - 0.1%
Cash America International, Inc.	655	25,087

Containers & Packaging - 1.2%
Greif, Inc. Class A	5,051	264,672

Distributors - 0.3%
Core-Mark Holding Co., Inc.	834	63,326

Diversified Consumer Services - 2.1%
Carriage Services, Inc.	650	12,695
DeVry Education Group, Inc.	3,768	133,764
Hillenbrand, Inc.	7,632	224,533
Mac-Gray Corp.	1,483	31,484
Matthews International Corp. Class A	1,616	68,858

Total Diversified Consumer Services		471,334

Diversified Financial Services - 0.2%
Marlin Business Services Corp.	1,316	33,163
MicroFinancial, Inc.	2,778	23,752

Total Diversified Financial Services		56,915

Diversified Telecommunication Services - 0.2%
HickoryTech Corp.	3,729	47,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2013

Investments	Shares	Value
Electrical Equipment - 1.4%
Allied Motion Technologies, Inc.	379	$4,719
AZZ, Inc.	1,644	80,326
Coleman Cable, Inc.	826	21,658
Encore Wire Corp.	192	10,406
Franklin Electric Co., Inc.	1,872	83,566
Global Power Equipment Group, Inc.	1,820	35,617
Powell Industries, Inc.	981	65,717
Preformed Line Products Co.	331	24,216

Total Electrical Equipment		326,225

Electronic Equipment, Instruments & Components - 4.3%
AVX Corp.	22,035	306,948
Badger Meter, Inc.	1,153	62,838
CTS Corp.	1,822	36,276
Daktronics, Inc.	6,199	97,200
Electro Rent Corp.	6,344	117,491
Littelfuse, Inc.	1,327	123,318
Mesa Laboratories, Inc.	165	12,966
Methode Electronics, Inc.	1,896	64,824
MTS Systems Corp.	1,691	120,484
Park Electrochemical Corp.	1,845	52,988

Total Electronic Equipment, Instruments & Components		995,333

Energy Equipment & Services - 0.7%
GulfMark Offshore, Inc. Class A	3,622	170,705

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	832	74,189
Arden Group, Inc. Class A	146	18,470
Harris Teeter Supermarkets, Inc.	2,110	104,129
Ingles Markets, Inc. Class A	1,126	30,515

Total Food & Staples Retailing		227,303

Food Products - 1.6%
Alico, Inc.	558	21,690
Calavo Growers, Inc.	2,174	65,785
Cal-Maine Foods, Inc.	654	39,391
J&J Snack Foods Corp.	831	73,618
Lancaster Colony Corp.	1,694	149,326
Lifeway Foods, Inc.	520	8,310
Limoneira Co.	538	14,305

Total Food Products		372,425

Health Care Equipment & Supplies - 3.0%
Analogic Corp.	345	30,553
Atrion Corp.	112	33,180
Cantel Medical Corp.	667	22,618
CONMED Corp.	3,284	139,570
CryoLife, Inc.	1,766	19,585
Hill-Rom Holdings, Inc.	4,864	201,078
LeMaitre Vascular, Inc.	1,391	11,142
Meridian Bioscience, Inc.	7,552	200,355
Utah Medical Products, Inc.	428	24,464

Total Health Care Equipment & Supplies		682,545

Health Care Providers & Services - 0.7%
Chemed Corp.	1,142	87,500
Ensign Group, Inc. (The)	801	35,461
U.S. Physical Therapy, Inc.	870	30,676

Total Health Care Providers & Services		153,637

Health Care Technology - 1.7%
Computer Programs & Systems, Inc.	2,238	138,331
Quality Systems, Inc.	12,286	258,743

Total Health Care Technology		397,074

Hotels, Restaurants & Leisure - 4.5%
Bob Evans Farms, Inc.	3,412	172,613
CEC Entertainment, Inc.	2,636	116,722
Churchill Downs, Inc.	1,056	94,670
Einstein Noah Restaurant Group, Inc.	3,681	53,374
Frisch’s Restaurants, Inc.	942	24,143
International Speedway Corp. Class A	1,026	36,413
Interval Leisure Group, Inc.	5,002	154,562
Papa John’s International, Inc.	3,012	136,745
Ruth’s Hospitality Group, Inc.	2,474	35,156
Texas Roadhouse, Inc.	7,421	206,304

Total Hotels, Restaurants & Leisure		1,030,702

Household Durables - 1.9%
Bassett Furniture Industries, Inc.	987	15,081
Ethan Allen Interiors, Inc.	2,402	73,069
Hooker Furniture Corp.	1,492	24,886
La-Z-Boy, Inc.	1,705	52,855
Lifetime Brands, Inc.	730	11,483
M.D.C. Holdings, Inc.*	5,669	182,769
NACCO Industries, Inc. Class A	617	38,371
Ryland Group, Inc. (The)	822	35,683

Total Household Durables		434,197

Household Products - 0.8%
Orchids Paper Products Co.	2,205	72,412
WD-40 Co.	1,567	117,024

Total Household Products		189,436

Industrial Conglomerates - 0.4%
Raven Industries, Inc.	2,302	94,704

Insurance - 3.5%
AMERISAFE, Inc.	876	37,002
Crawford & Co. Class A	4,766	36,651
Employers Holdings, Inc.	1,487	47,064
HCI Group, Inc.	1,580	84,530
Infinity Property & Casualty Corp.	1,168	83,804
National Interstate Corp.	2,126	48,898
Primerica, Inc.	3,417	146,623
RLI Corp.	1,298	126,399
Selective Insurance Group, Inc.	6,638	179,624

Total Insurance		790,595

Internet & Catalog Retail - 0.4%
PetMed Express, Inc.	5,279	87,790

Internet Software & Services - 1.3%
j2 Global, Inc.	6,132	306,661

IT Services - 2.4%
Computer Task Group, Inc.	1,242	23,474
Convergys Corp.	5,338	112,365
CSG Systems International, Inc.	4,196	123,362
Forrester Research, Inc.	1,832	70,092
Hackett Group, Inc. (The)	3,002	18,643
Heartland Payment Systems, Inc.	1,350	67,284
ManTech International Corp. Class A	4,253	127,292

Total IT Services		542,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2013

Investments	Shares	Value
Leisure Equipment & Products - 1.1%
Arctic Cat, Inc.	601	$34,245
Johnson Outdoors, Inc. Class A	580	15,631
Marine Products Corp.	2,991	30,059
Sturm Ruger & Co., Inc.	2,366	172,931

Total Leisure Equipment & Products		252,866

Machinery - 3.9%
Alamo Group, Inc.	347	21,059
Albany International Corp. Class A	2,669	95,897
Altra Industrial Motion Corp.	1,849	63,273
Astec Industries, Inc.	967	37,355
Barnes Group, Inc.	3,476	133,166
CIRCOR International, Inc.	191	15,429
Dynamic Materials Corp.	579	12,587
ESCO Technologies, Inc.	1,398	47,895
Gorman-Rupp Co. (The)	1,748	58,436
Graham Corp.	198	7,185
John Bean Technologies Corp.	2,030	59,540
Kadant, Inc.	785	31,808
L.B. Foster Co. Class A	160	7,566
Lindsay Corp.	453	37,486
NN, Inc.	998	20,150
Standex International Corp.	475	29,868
Sun Hydraulics Corp.	1,338	54,631
Tennant Co.	1,142	77,439
Titan International, Inc.	349	6,275
Watts Water Technologies, Inc. Class A	1,387	85,814

Total Machinery		902,859

Marine - 0.2%
International Shipholding Corp.	1,533	45,224

Media - 2.2%
Meredith Corp.	4,179	216,472
Valassis Communications, Inc.	8,435	288,899

Total Media		505,371

Metals & Mining - 3.1%
Compass Minerals International, Inc.	3,197	255,920
Haynes International, Inc.	1,255	69,326
Kaiser Aluminum Corp.	1,996	140,199
Materion Corp.	1,487	45,874
Olympic Steel, Inc.	191	5,535
Synalloy Corp.	888	13,640
US Silica Holdings, Inc.	5,106	174,166

Total Metals & Mining		704,660

Multiline Retail - 0.3%
Fred’s, Inc. Class A	3,106	57,523

Oil, Gas & Consumable Fuels - 2.1%
Adams Resources & Energy, Inc.	365	25,002
Delek US Holdings, Inc.	6,895	237,257
Panhandle Oil and Gas, Inc. Class A	483	16,137
W&T Offshore, Inc.	12,122	193,952

Total Oil, Gas & Consumable Fuels		472,348

Paper & Forest Products - 1.1%
Deltic Timber Corp.	473	32,136
Neenah Paper, Inc.	1,811	77,456
PH Glatfelter Co.	3,811	105,336
Wausau Paper Corp.	2,891	36,658

Total Paper & Forest Products		251,586

Personal Products - 0.4%
Inter Parfums, Inc.	2,570	92,032

Professional Services - 1.8%
Barrett Business Services, Inc.	336	31,161
Corporate Executive Board Co. (The)	2,245	173,830
Exponent, Inc.	567	43,909
Insperity, Inc.	2,871	103,729
Kelly Services, Inc. Class A	1,614	40,253
VSE Corp.	227	10,898

Total Professional Services		403,780

Real Estate Investment Trusts (REITs) - 4.3%
Geo Group, Inc. (The)	8,557	275,706
Getty Realty Corp.	8,800	161,656
National Health Investors, Inc.	6,789	380,863
Potlatch Corp.	3,912	163,287

Total Real Estate Investment Trusts (REITs)		981,512

Road & Rail - 1.9%
Celadon Group, Inc.	542	10,558
Con-way, Inc.	3,199	127,032
Heartland Express, Inc.	2,046	40,143
Knight Transportation, Inc.	5,848	107,252
Marten Transport Ltd.	972	19,625
Universal Truckload Services, Inc.	1,651	50,372
Werner Enterprises, Inc.	3,198	79,087

Total Road & Rail		434,069

Semiconductors & Semiconductor Equipment - 0.7%
IXYS Corp.	1,826	23,683
Micrel, Inc.	7,145	70,521
Power Integrations, Inc.	1,067	59,560

Total Semiconductors & Semiconductor Equipment		153,764

Software - 1.6%
Blackbaud, Inc.	3,794	142,844
Ebix, Inc.	4,927	72,525
EPIQ Systems, Inc.	4,874	79,008
Fair Isaac Corp.	289	18,161
Monotype Imaging Holdings, Inc.	1,907	60,757

Total Software		373,295

Specialty Retail - 4.0%
Aaron’s, Inc.	1,340	39,396
Big 5 Sporting Goods Corp.	2,997	59,401
Cato Corp. (The) Class A	1,086	34,535
Destination Maternity Corp.	2,046	61,134
Finish Line, Inc. (The) Class A	3,192	89,919
Group 1 Automotive, Inc.	1,439	102,198
Haverty Furniture Cos., Inc.	1,301	40,721
Lithia Motors, Inc. Class A	1,054	73,169
Monro Muffler Brake, Inc.	1,583	89,218
Pier 1 Imports, Inc.	6,125	141,365
Sonic Automotive, Inc. Class A	1,030	25,214
Stage Stores, Inc.	4,516	100,345
Stein Mart, Inc.	4,002	53,827
Winmark Corp.	74	6,854

Total Specialty Retail		917,296

Textiles, Apparel & Luxury Goods - 1.8%
Cherokee, Inc.	1,452	20,038
Columbia Sportswear Co.	2,874	226,328
Culp, Inc.	592	12,106
Movado Group, Inc.	847	37,276

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Growth Fund (DGRS)

December 31, 2013

Investments	Shares	Value
Oxford Industries, Inc.	927	$74,781
R.G. Barry Corp.	1,304	25,167
Superior Uniform Group, Inc.	1,326	20,527

Total Textiles, Apparel & Luxury Goods		416,223

Thrifts & Mortgage Finance - 1.5%
EverBank Financial Corp.	4,929	90,398
OceanFirst Financial Corp.	2,849	48,803
Oritani Financial Corp.	12,292	197,287

Total Thrifts & Mortgage Finance		336,488

Trading Companies & Distributors - 2.8%
Aceto Corp.	1,662	41,566
Applied Industrial Technologies, Inc.	4,536	222,672
GATX Corp.	4,547	237,217
Houston Wire & Cable Co.	3,449	46,148
Kaman Corp.	2,515	99,921

Total Trading Companies & Distributors		647,524

Wireless Telecommunication Services - 0.3%
USA Mobility, Inc.	4,839	69,101

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $21,902,072)(a)		22,854,886
Other Assets in Excess of Liabilities - 0.1%		30,202

NET ASSETS - 100.0%		$22,885,088

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 11.5%
Adelaide Brighton Ltd.	94,727	$311,023
AGL Energy Ltd.	25,870	347,863
ALS Ltd./Queensland(a)	44,085	347,472
Amalgamated Holdings Ltd.	53,270	390,319
Amcor Ltd.	49,136	463,773
AMP Ltd.	161,057	632,553
Arrium Ltd.	154,176	241,384
Aurizon Holdings Ltd.	56,975	248,747
Australia & New Zealand Banking Group Ltd.	193,445	5,577,901
Bank of Queensland Ltd.	34,390	374,127
Bendigo and Adelaide Bank Ltd.	43,068	452,736
BHP Billiton Ltd.	155,787	5,294,848
Boral Ltd.(a)	40,612	173,311
Bradken Ltd.(a)	19,023	102,624
Brambles Ltd.	28,184	230,715
Brickworks Ltd.	34,070	435,874
Caltex Australia Ltd.	18,996	340,745
Coca-Cola Amatil Ltd.	45,088	485,266
Cochlear Ltd.	2,925	154,185
Commonwealth Bank of Australia	111,039	7,728,730
Computershare Ltd.	28,841	293,633
Crown Resorts Ltd.	14,199	214,048
CSL Ltd.	7,888	486,650
CSR Ltd.	114,800	272,170
David Jones Ltd.(a)	65,990	178,295
Envestra Ltd.	345,891	352,774
Federation Centres Ltd.	172,792	361,737
Flight Centre Travel Group Ltd.(a)	7,885	335,433
GUD Holdings Ltd.(a)	40,133	206,813
GWA Group Ltd.	108,598	295,358
Harvey Norman Holdings Ltd.(a)	93,769	265,094
Iluka Resources Ltd.	30,906	238,620
Incitec Pivot Ltd.	62,528	149,921
Insurance Australia Group Ltd.	110,741	576,613
IOOF Holdings Ltd.	37,347	299,376
Iress Ltd.	32,331	273,051
JB Hi-Fi Ltd.(a)	19,814	381,122
Leighton Holdings Ltd.(a)	14,331	206,550
Lend Lease Group	47,543	473,832
Macquarie Group Ltd.*	15,388	756,765
Metcash Ltd.(a)	78,288	221,327
Mineral Resources Ltd.	48,672	516,872
Monadelphous Group Ltd.(a)	9,978	166,039
Myer Holdings Ltd.(a)	79,721	196,136
National Australia Bank Ltd.	187,468	5,841,624
Navitas Ltd.	53,807	309,530
New Hope Corp., Ltd.	85,976	256,138
Orica Ltd.	17,769	379,303
Origin Energy Ltd.	48,824	614,583
Orora Ltd.*	47,712	49,515
OZ Minerals Ltd.(a)	24,510	69,073
Perpetual Ltd.	7,436	321,055
Platinum Asset Management Ltd.	70,428	434,128
QBE Insurance Group Ltd.	40,193	413,884
Ramsay Health Care Ltd.	9,985	386,445
Rio Tinto Ltd.	15,836	965,952
Santos Ltd.	30,621	400,790
Seven West Media Ltd.	159,909	336,197
Sonic Healthcare Ltd.	22,208	329,418
Suncorp Group Ltd.	70,583	827,226
Sydney Airport	158,017	537,205
TABCORP Holdings Ltd.	91,114	295,900
Tatts Group Ltd.	145,281	402,924
Telstra Corp., Ltd.	1,002,897	4,710,517
Toll Holdings Ltd.	54,820	278,574
UGL Ltd.(a)	15,309	100,119
Wesfarmers Ltd.	76,974	3,032,804
Westpac Banking Corp.	237,191	6,871,128
Woodside Petroleum Ltd.	43,126	1,500,865
Woolworths Ltd.	75,553	2,288,039
WorleyParsons Ltd.	9,745	144,725
Wotif.com Holdings Ltd.(a)	26,295	65,164

Total Australia		64,215,250

Austria - 0.5%
Andritz AG	4,716	296,262
Oesterreichische Post AG	6,357	304,660
OMV AG	11,520	552,256
Raiffeisen Bank International AG(a)	12,153	429,038
Strabag SE(a)	6,958	204,411
Telekom Austria AG	39,440	299,122
Verbund AG	14,973	320,106
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,529	275,987
Voestalpine AG	2,238	107,719

Total Austria		2,789,561

Belgium - 1.5%
Ageas	7,971	339,944
Anheuser-Busch InBev N.V.	35,885	3,820,331
Belgacom S.A.(a)	46,832	1,387,763
Colruyt S.A.	5,204	290,993
Delhaize Group S.A.	2,118	126,079
Elia System Operator S.A./N.V.	6,797	315,632
EVS Broadcast Equipment S.A.	2,393	154,946
Mobistar S.A.(a)	8,401	159,751
NV Bekaert S.A.	8,062	285,724
Solvay S.A.	2,235	354,167
Tessenderlo Chemie N.V.(a)	4,136	108,228
UCB S.A.	6,948	518,336
Umicore S.A.	6,990	327,050

Total Belgium		8,188,944

Denmark - 0.9%
Carlsberg A/S Class B	1,575	174,544
Chr Hansen Holding A/S	7,614	302,923
Coloplast A/S Class B	5,654	374,907
D/S Norden	4,999	263,149
FLSmidth & Co. A/S(a)	2,097	114,686
H. Lundbeck A/S(a)	8,842	223,741
Novo Nordisk A/S Class B	11,545	2,119,601
Novozymes A/S Class B	5,765	243,736
Pandora A/S	3,142	170,619
TDC A/S	48,915	475,227
Tryg A/S	4,576	443,308

Total Denmark		4,906,441

Finland - 1.2%
Elisa Oyj(a)	12,216	324,204
Fortum Oyj	55,499	1,271,776
Kone Oyj Class B(a)	12,658	572,100
Konecranes Oyj(a)	6,432	229,197
Metso Oyj(a)	7,022	300,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
Neste Oil Oyj(a)	18,382	$363,985
Nokian Renkaat Oyj	3,768	181,049
Orion Oyj Class B(a)	11,533	324,512
Pohjola Bank PLC Class A	19,432	391,470
Sampo Class A	20,423	1,005,227
Sanoma Oyj(a)	32,884	289,320
Stora Enso Oyj Class R	42,046	422,652
UPM-Kymmene Oyj	39,920	675,495
Wartsila Oyj Abp	4,119	203,023
YIT Oyj(a)	7,750	108,500

Total Finland		6,662,658

France - 11.2%
Accor S.A.	8,602	406,562
Aeroports de Paris	3,128	355,594
Air Liquide S.A.	7,520	1,065,232
Alstom S.A.	8,847	322,749
Arkema S.A.	1,883	220,003
AXA S.A.	97,657	2,719,587
BNP Paribas S.A.	38,649	3,016,973
Bourbon S.A.(a)	4,269	117,649
Bouygues S.A.	18,703	706,663
Bureau Veritas S.A.	9,180	268,740
Cap Gemini S.A.	5,195	351,695
Carrefour S.A.	28,862	1,145,785
Casino Guichard Perrachon S.A.(a)	4,377	505,241
Christian Dior S.A.	1,541	291,652
Cie Generale des Etablissements Michelin	5,181	551,500
Cie Generale d’Optique Essilor International S.A.	1,781	189,655
CNP Assurances	32,761	672,631
Compagnie de Saint-Gobain	19,533	1,075,947
Danone	15,921	1,147,814
Edenred	7,617	255,364
EDF S.A.	115,764	4,097,193
Eiffage S.A.	3,071	177,096
Euler Hermes S.A.	1,855	255,865
Eutelsat Communications S.A.	6,729	210,155
GDF Suez	206,402	4,862,015
Hermes International	557	202,241
Imerys S.A.	3,052	265,830
Kering	2,017	427,043
Klepierre	10,402	482,822
Lafarge S.A.	2,360	177,134
Lagardere SCA	7,585	282,406
Legrand S.A.	1,551	85,616
L’Oreal S.A.	10,255	1,804,512
LVMH Moet Hennessy Louis Vuitton S.A.	11,723	2,141,981
Metropole Television S.A.	22,480	515,755
Natixis	116,642	686,946
Neopost S.A.(a)	3,006	232,041
Nexity S.A.	4,668	176,308
Orange S.A.	248,248	3,078,659
Pernod-Ricard S.A.	5,167	589,596
Publicis Groupe S.A.	5,377	492,788
Rallye S.A.	7,348	308,565
Renault S.A.	9,189	740,093
Rexel S.A.	9,477	249,097
Safran S.A.	7,909	550,468
Sanofi	41,145	4,372,375
Schneider Electric S.A.	18,012	1,573,564
SCOR SE	12,797	468,437
Societe BIC S.A.	3,097	380,064
Societe Generale S.A.	10,851	631,279
Societe Television Francaise 1	29,719	573,727
Sodexo	4,105	416,543
Suez Environnement Co.	32,352	580,647
Technip S.A.	2,639	254,040
Thales S.A.	7,798	502,878
Total S.A.	128,886	7,908,457
Unibail-Rodamco SE	3,590	921,349
Valeo S.A.	5,732	635,269
Vallourec S.A.	6,269	342,079
Veolia Environnement S.A.	28,752	469,681
Vinci S.A.	25,593	1,682,887
Vivendi S.A.	91,491	2,414,870

Total France		62,607,407

Germany - 8.6%
Adidas AG	3,762	480,232
Allianz SE	15,700	2,819,967
Axel Springer AG	717	46,139
BASF SE	28,176	3,008,557
Bayer AG	17,151	2,409,406
Bayerische Motoren Werke AG	21,057	2,472,699
Beiersdorf AG	4,378	444,245
Bilfinger SE	3,866	434,323
Brenntag AG	1,454	269,977
Celesio AG(a)	7,831	248,187
Continental AG	4,534	995,871
Daimler AG	44,230	3,833,548
Deutsche Bank AG	16,788	802,137
Deutsche Boerse AG	7,165	594,355
Deutsche Post AG	37,204	1,358,529
Deutsche Telekom AG	315,472	5,403,377
E.ON SE	151,411	2,798,862
Fielmann AG	3,606	422,504
Fraport AG Frankfurt Airport Services Worldwide	3,150	236,082
Freenet AG*	17,370	521,304
Fresenius Medical Care AG & Co. KGaA	4,328	308,506
Fresenius SE & Co. KGaA	2,317	356,306
GEA Group AG	5,974	284,823
Hannover Rueckversicherung AG	5,169	444,309
Henkel AG & Co. KGaA	4,727	492,686
Hugo Boss AG	3,509	500,446
Infineon Technologies AG	19,072	203,935
K+S AG(a)	8,042	247,948
Kabel Deutschland Holding AG	3,584	465,312
Linde AG	3,350	701,883
MAN SE	3,130	384,934
Merck KGaA	3,702	664,427
MLP AG(a)	48,625	349,152
Muenchener Rueckversicherungs AG	7,574	1,671,420
Rheinmetall AG	3,921	242,295
RWE AG	44,148	1,618,481
SAP AG	14,843	1,274,420
Siemens AG	29,211	3,996,550
SMA Solar Technology AG	5,489	173,659
Suedzucker AG(a)	11,555	312,394
Symrise AG	5,383	248,486
Talanx AG	11,599	393,977
Telefonica Deutschland Holding AG	79,733	659,208
United Internet AG Registered Shares	228	9,714
Volkswagen AG	6,428	1,744,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
Wacker Chemie AG	3,338	$369,715
Wincor Nixdorf AG	2,110	146,449

Total Germany		47,865,770

Hong Kong - 5.5%
AIA Group Ltd.	128,365	643,998
Bank of East Asia Ltd.	70,580	299,023
BOC Hong Kong Holdings Ltd.	484,294	1,552,114
Cheung Kong Holdings Ltd.	62,000	978,726
China Merchants Holdings International Co., Ltd.	113,431	414,006
China Mobile Ltd.	872,981	9,052,094
China Overseas Land & Investment Ltd.	197,175	554,366
China Resources Enterprise Ltd.	37,812	125,573
China Resources Power Holdings Co., Ltd.	92,000	218,083
China Unicom Hong Kong Ltd.	389,588	582,843
Citic Pacific Ltd.(a)	181,000	276,854
CLP Holdings Ltd.	87,500	691,762
CNOOC Ltd.	1,554,700	2,891,346
Fosun International Ltd.	255,000	253,232
Hang Lung Group Ltd.	24,000	121,180
Hang Lung Properties Ltd.	101,000	319,136
Hang Seng Bank Ltd.	86,500	1,402,296
Henderson Land Development Co., Ltd.	49,500	282,492
HKT Trust and HKT Ltd.	414,049	409,043
Hong Kong & China Gas Co., Ltd.	183,482	420,740
Hong Kong Exchanges and Clearing Ltd.	16,200	270,148
Hutchison Whampoa Ltd.	105,000	1,427,309
Hysan Development Co., Ltd.	100,000	430,759
Lenovo Group Ltd.	231,003	280,943
MTR Corp., Ltd.	170,000	643,495
New World Development Co., Ltd.	230,000	290,401
PCCW Ltd.	440,854	197,293
Power Assets Holdings Ltd.	80,500	640,055
Shanghai Industrial Holdings Ltd.	46,000	168,190
Shenzhen Investment Ltd.	476,000	179,258
Shougang Fushan Resources Group Ltd.	724,698	254,223
Sino Land Co., Ltd.	228,400	312,241
Sino-Ocean Land Holdings Ltd.(a)	279,000	183,151
Sinotruk Hong Kong Ltd.	153,000	85,836
SJM Holdings Ltd.	203,802	683,392
Sun Art Retail Group Ltd.	172,500	243,386
Sun Hung Kai Properties Ltd.	96,000	1,217,682
Swire Properties Ltd.	139,800	353,388
Television Broadcasts Ltd.	45,400	303,594
Wharf Holdings Ltd.	87,000	665,368
Wheelock & Co., Ltd.	85,000	390,811

Total Hong Kong		30,709,830

Ireland - 0.3%
CRH PLC	32,510	819,787
DCC PLC	6,988	343,628
Dragon Oil PLC	19,023	179,007
Kerry Group PLC Class A	4,034	280,712

Total Ireland		1,623,134

Israel - 0.6%
Bezeq Israeli Telecommunication Corp., Ltd.	452,568	767,319
Clal Insurance Enterprise Holdings Ltd.	22,013	428,210
Delek Automotive Systems Ltd.	22,177	239,915
Gazit-Globe Ltd.	19,371	260,457
Israel Chemicals Ltd.	89,554	746,412
Teva Pharmaceutical Industries Ltd.	27,686	1,107,121

Total Israel		3,549,434

Italy - 3.5%
A2A SpA	215,945	253,076
ACEA SpA	22,536	256,968
Assicurazioni Generali SpA	18,964	446,848
Atlantia SpA(a)	36,727	825,416
Banca Generali SpA	17,282	536,047
Enel Green Power SpA	79,708	201,105
Enel SpA	498,248	2,179,143
Eni SpA	217,367	5,238,618
ERG SpA	38,536	517,466
Gtech SpA	14,985	457,572
Hera SpA	105,615	240,128
Intesa Sanpaolo SpA	526,376	1,301,223
Iren SpA	196,124	300,787
Luxottica Group SpA	3,407	182,858
MARR SpA	14,890	247,853
Mediolanum SpA	52,355	454,498
Parmalat SpA	87,994	300,218
Pirelli & C SpA(a)	20,818	360,872
Saipem SpA	29,115	624,252
Snam SpA	227,436	1,274,265
Societa Iniziative Autostradali e Servizi SpA	43,539	432,861
Telecom Italia SpA	245,158	243,565
Telecom Italia SpA RSP	609,581	477,944
Terna Rete Elettrica Nazionale SpA	119,336	597,242
Tod’s SpA(a)	1,676	280,366
UniCredit SpA	118,777	880,538
Unione di Banche Italiane SCPA	29,803	202,707

Total Italy		19,314,436

Japan - 11.3%
Aeon Co., Ltd.	22,800	309,119
Airport Facilities Co., Ltd.	8,800	72,758
Aisin Seiki Co., Ltd.	9,300	377,822
Ajinomoto Co., Inc.	18,000	260,654
ANA Holdings, Inc.(a)	189,000	377,622
Aozora Bank Ltd.	138,000	391,266
Asahi Glass Co., Ltd.(a)	49,000	304,895
Asahi Group Holdings Ltd.	11,200	315,844
Asahi Kasei Corp.	38,000	297,912
Astellas Pharma, Inc.	12,400	734,998
Azbil Corp.	4,900	114,266
Bank of Yokohama Ltd. (The)	88,000	490,633
Bridgestone Corp.	12,000	454,403
Brother Industries Ltd.	13,300	181,838
Canon, Inc.(a)	53,400	1,691,851
Central Japan Railway Co.	3,200	376,918
Chiba Bank Ltd. (The)	56,000	377,756
Chugai Pharmaceutical Co., Ltd.	8,800	194,663
Chugoku Electric Power Co., Inc. (The)	19,000	295,742
Coca-Cola West Co., Ltd.	17,800	377,152
Dai Nippon Printing Co., Ltd.	6,000	63,708
Daihatsu Motor Co., Ltd.	14,100	239,058
Dai-ichi Life Insurance Co., Ltd. (The)	22,833	381,691
Daiichi Sankyo Co., Ltd.	22,400	409,830
Daikin Industries Ltd.	4,900	305,361
Dainippon Sumitomo Pharma Co., Ltd.	19,400	303,630
Daito Trust Construction Co., Ltd.	3,800	355,397
Daiwa House Industry Co., Ltd.	15,000	290,424
Daiwa Securities Group, Inc.	23,000	229,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
Denso Corp.	11,100	$586,128
East Japan Railway Co.	4,800	382,703
Eisai Co., Ltd.	5,200	201,608
Electric Power Development Co., Ltd.	3,800	110,813
FANUC Corp.	3,300	604,396
Fast Retailing Co., Ltd.	1,200	495,505
Fuji Heavy Industries Ltd.	4,000	114,742
FUJIFILM Holdings Corp.	10,100	286,457
Higashi-Nippon Bank Ltd. (The)(a)	186,000	435,336
Hino Motors Ltd.	26,000	408,658
Hitachi Chemical Co., Ltd.	10,300	164,341
Hitachi Ltd.	54,000	408,962
Hokuriku Electric Power Co.	13,400	181,930
Honda Motor Co., Ltd.	38,500	1,586,081
Hoya Corp.	28,600	795,102
Ibiden Co., Ltd.	4,100	76,691
Idemitsu Kosan Co., Ltd.	11,200	254,998
Inpex Corp.	35,187	451,283
Isuzu Motors Ltd.	29,000	180,448
ITOCHU Corp.	53,100	656,267
Japan Airlines Co., Ltd.	8,400	414,785
Japan Tobacco, Inc.	35,744	1,163,070
JFE Holdings, Inc.	14,500	345,169
JGC Corp.	6,000	235,479
JSR Corp.	10,500	203,397
JX Holdings, Inc.	104,279	536,748
Kajima Corp.	49,000	184,149
Kao Corp.	4,700	148,014
Kawasaki Heavy Industries Ltd.	50,000	209,790
KDDI Corp.	15,802	972,731
Keikyu Corp.	19,000	156,729
Kikkoman Corp.	12,000	226,745
Kintetsu Corp.	98,000	344,056
Kirin Holdings Co., Ltd.(a)	13,000	187,137
Kokuyo Co., Ltd.	5,000	36,678
Komatsu Ltd.	21,600	439,172
Konami Corp.	7,000	161,772
Konica Minolta Holdings, Inc.	17,500	174,659
Kubota Corp.	8,000	132,363
Kuraray Co., Ltd.	14,300	170,476
Kyocera Corp.	6,700	334,665
Kyowa Hakko Kirin Co., Ltd.(a)	22,000	242,596
Lawson, Inc.	100	7,488
LIXIL Group Corp.	10,800	296,241
Makita Corp.	6,000	315,113
Marubeni Corp.	42,000	302,098
Marui Group Co., Ltd.	19,200	195,096
Medipal Holdings Corp.	17,000	224,499
Mie Bank Ltd. (The)	159,000	343,399
Mitsubishi Chemical Holdings Corp.	24,400	112,824
Mitsubishi Corp.	42,700	819,427
Mitsubishi Electric Corp.	29,000	364,207
Mitsubishi Estate Co., Ltd.	14,000	418,914
Mitsubishi Heavy Industries Ltd.	52,000	322,078
Mitsubishi Tanabe Pharma Corp.	15,200	212,009
Mitsubishi UFJ Financial Group, Inc.	305,600	2,017,853
Mitsui & Co., Ltd.	53,100	740,131
Mitsui Chemicals, Inc.	40,000	96,665
Mitsui Fudosan Co., Ltd.	4,000	144,046
Mizuho Financial Group, Inc.	753,400	1,634,320
Morinaga & Co., Ltd.	193,000	396,632
MS&AD Insurance Group Holdings	15,030	403,546
Murata Manufacturing Co., Ltd.	1,700	151,068
NEC Fielding Ltd.	26,200	291,402
Nidec Corp.(a)	2,000	195,994
Nikon Corp.	8,000	152,914
Nippon Electric Glass Co., Ltd.	10,000	52,519
Nippon Express Co., Ltd.	39,000	188,868
Nippon Steel & Sumitomo Metal Corp.	128,000	428,676
Nippon Telegraph & Telephone Corp.	40,800	2,197,117
Nippon Yusen K.K.	49,000	156,643
Nissan Chemical Industries Ltd.	15,300	242,954
Nissan Motor Co., Ltd.	114,700	964,700
Nisshin Seifun Group, Inc.	550	5,688
Nissin Foods Holdings Co., Ltd.	4,900	206,993
Nitto Denko Corp.	5,200	219,419
NKSJ Holdings, Inc.	18,000	500,756
Nomura Holdings, Inc.	31,000	238,609
Nomura Research Institute Ltd.	300	9,462
NSK Ltd.	14,000	174,226
NTT DoCoMo, Inc.	162,155	2,661,314
Odakyu Electric Railway Co., Ltd.	28,000	253,347
OJI Holdings Ltd.	44,000	225,641
Oracle Corp.	2,800	102,431
Oriental Land Co., Ltd.	1,900	274,231
Osaka Gas Co., Ltd.	49,000	192,541
Park24 Co., Ltd.	12,300	232,062
Resona Holdings, Inc.	88,000	448,770
Ricoh Co., Ltd.	29,000	308,472
Rohm Co., Ltd.	4,000	194,853
Ryosan Co., Ltd.	4,900	104,336
SAIBUGAS Co., Ltd.(a)	49,000	115,152
Sankyo Co., Ltd.	4,400	203,035
Secom Co., Ltd.	1,600	96,513
Sega Sammy Holdings, Inc.	11,300	287,808
Sekisui House Ltd.	23,600	330,070
Seven & I Holdings Co., Ltd.	12,900	513,030
Shin-Etsu Chemical Co., Ltd.	5,100	297,931
Shionogi & Co., Ltd.	4,100	88,940
Shiseido Co., Ltd.	10,500	168,931
Shizuoka Bank Ltd. (The)	35,000	373,626
Showa Shell Sekiyu K.K.	26,900	273,338
SMC Corp.	1,000	252,129
SoftBank Corp.	9,600	840,303
Sony Corp.(a)	18,100	314,453
Sony Financial Holdings, Inc.	11,778	214,482
Sumitomo Bakelite Co., Ltd.	48,000	172,627
Sumitomo Corp.	40,600	510,276
Sumitomo Electric Industries Ltd.	19,000	317,073
Sumitomo Metal Mining Co., Ltd.	17,000	222,720
Sumitomo Mitsui Financial Group, Inc.	37,900	1,954,408
Sumitomo Mitsui Trust Holdings, Inc.	45,070	237,560
Sumitomo Realty & Development Co., Ltd.	5,000	248,799
T&D Holdings, Inc.	22,400	313,074
Taisei Corp.	54,000	245,583
Takeda Pharmaceutical Co., Ltd.	28,900	1,326,697
TDK Corp.(a)	3,200	153,447
Tokio Marine Holdings, Inc.	9,100	304,329
Tokyo Electron Ltd.	4,700	257,571
Tokyo Gas Co., Ltd.	49,000	241,492
TOKYU Corp.	6,000	38,875
TonenGeneral Sekiyu K.K.	6,000	55,088
Toppan Printing Co., Ltd.	36,000	288,055
TORAY INDUSTRIES, Inc.	33,000	228,571
Toshiba Corp.	44,000	185,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
Toyota Motor Corp.	52,000	$3,176,252
Toyota Tsusho Corp.	13,600	336,814
Trend Micro, Inc.	9,800	343,124
USS Co., Ltd.	24,060	330,552
West Japan Railway Co.	2,720	118,008
Yahoo! Japan Corp.	14,810	82,430
Yakult Honsha Co., Ltd.	4,000	202,084
Yamato Holdings Co., Ltd.	19,300	390,389

Total Japan		63,373,075

Netherlands - 2.0%
Aegon N.V.	70,353	665,222
Akzo Nobel N.V.	6,785	526,745
ASML Holding N.V.	985	92,349
CNH Industrial N.V.*	30,970	353,563
Delta Lloyd N.V.	19,887	494,355
European Aeronautic Defence and Space Co. N.V.	9,536	733,351
Fugro N.V.(a)	3,105	185,325
Heineken Holding N.V.	6,740	427,080
Heineken N.V.	10,068	680,896
Kas Bank N.V.	33,216	446,257
Koninklijke Ahold N.V.	24,229	435,692
Koninklijke Boskalis Westminster N.V.	5,322	281,641
Koninklijke DSM N.V.	5,620	442,651
Koninklijke Philips N.V.	25,711	943,991
Randstad Holding N.V.	7,257	471,490
Reed Elsevier N.V.	33,545	711,839
STMicroelectronics N.V.	23,468	186,750
Unilever N.V.	49,741	2,006,526
Wolters Kluwer N.V.	15,094	431,471
Ziggo N.V.	9,911	453,408

Total Netherlands		10,970,602

New Zealand - 0.3%
Auckland International Airport Ltd.	91,363	265,443
Fisher & Paykel Healthcare Corp., Ltd.	93,746	297,057
Fletcher Building Ltd.	19,969	139,866
Sky Network Television Ltd.	86,120	413,945
Telecom Corp. of New Zealand Ltd.	174,260	330,594
Vector Ltd.	175,940	372,155

Total New Zealand		1,819,060

Norway - 1.7%
Aker ASA Class A	8,845	323,659
Aker Solutions ASA	17,983	321,313
Atea ASA	31,860	313,776
DNB ASA	30,281	541,548
Fred Olsen Energy ASA	3,898	158,635
Gjensidige Forsikring ASA	37,361	712,506
Norsk Hydro ASA	80,852	360,758
Orkla ASA	56,029	437,013
SpareBank 1 SMN	45,122	409,061
Statoil ASA	152,174	3,687,182
Telenor ASA	68,801	1,639,834
Yara International ASA	18,358	789,773

Total Norway		9,695,058

Portugal - 0.4%
EDP-Energias de Portugal S.A.	219,718	808,370
Galp Energia, SGPS, S.A.	10,197	167,417
Jeronimo Martins, SGPS, S.A.	13,109	256,773
Mota-Engil, SGPS, S.A.(a)	2,392	14,249
Portugal Telecom, SGPS, S.A.	82,421	358,888
Sonae	308,372	445,742
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	5,850	43,529

Total Portugal		2,094,968

Singapore - 2.0%
Ascendas Hospitality Trust	572,000	326,184
Cityspring Infrastructure Trust	727,960	270,982
ComfortDelGro Corp., Ltd.	289,000	460,074
DBS Group Holdings Ltd.	63,000	853,239
Global Premium Hotels Ltd.	1,983,000	416,201
Hutchison Port Holdings Trust Class U	599,036	404,349
Jardine Cycle & Carriage Ltd.	11,000	313,203
Keppel Corp., Ltd.	37,100	328,805
Keppel Land Ltd.	115,000	304,214
K-Green Trust	59,414	49,174
M1 Ltd.	164,000	424,743
Oversea-Chinese Banking Corp., Ltd.	128,000	1,034,057
Saizen REIT	468,930	343,545
SATS Ltd.	43,000	110,003
SembCorp Industries Ltd.	49,000	213,060
SembCorp Marine Ltd.	6,000	21,147
Singapore Airlines Ltd.	11,000	90,694
Singapore Exchange Ltd.	48,000	276,002
Singapore Post Ltd.	385,000	404,027
Singapore Press Holdings Ltd.	29,000	94,630
Singapore Technologies Engineering Ltd.	53,000	166,228
Singapore Telecommunications Ltd.	621,000	1,800,143
StarHub Ltd.	109,000	370,355
Tiong Seng Holdings Ltd.(a)	1,487,000	241,434
United Overseas Bank Ltd.	48,000	807,477
Venture Corp., Ltd.	28,000	170,315
Wilmar International Ltd.	135,000	365,674
Yangzijiang Shipbuilding Holdings Ltd.	469,000	440,175

Total Singapore		11,100,134

Spain - 5.0%
Abertis Infraestructuras, S.A.	33,954	755,608
Acerinox S.A.	16,760	213,554
ACS Actividades de Construccion y Servicios, S.A.	17,327	597,371
Amadeus IT Holding S.A. Class A	11,655	499,546
Atresmedia Corp de Medios de Comunicaion S.A.*	3,337	55,271
Banco Bilbao Vizcaya Argentaria S.A.	309,139	3,811,650
Banco de Sabadell S.A.	83,755	218,818
Banco Santander S.A.	1,143,691	10,253,121
Bolsas y Mercados Espanoles S.A.	10,710	408,202
CaixaBank(a)	377,602	1,970,959
Duro Felguera S.A.(a)	22,604	152,621
Enagas S.A.	6,892	180,392
Ferrovial S.A.	71,657	1,388,774
Gas Natural SDG S.A.	51,715	1,332,218
Iberdrola S.A.	237,638	1,517,745
Inditex S.A.	10,653	1,758,580
Indra Sistemas S.A.	13,377	224,051
Mapfre S.A.(a)	121,061	519,298
Obrascon Huarte Lain S.A.(a)	10,198	413,771
Red Electrica Corp. S.A.	4,895	327,135
Repsol S.A.	37,919	957,229
Tecnicas Reunidas S.A.(a)	3,313	180,255
Zardoya Otis S.A.	26,947	488,281

Total Spain		28,224,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
Sweden - 3.8%
Alfa Laval AB	14,573	$374,388
Assa Abloy AB Class B	809	42,802
Atlas Copco AB Class A(a)	13,980	388,104
Atlas Copco AB Class B	17,328	440,309
Axfood AB	8,953	449,839
Axis Communications AB(a)	5,201	181,232
BillerudKorsnas AB(a)	26,078	329,903
Boliden AB	27,066	414,886
Electrolux AB Series B	13,983	366,851
Fabege AB	22,034	263,478
Getinge AB Class B	12,176	417,077
Hennes & Mauritz AB Class B	70,119	3,233,776
Hexagon AB Class B	13,471	426,409
Husqvarna AB Class B	28,446	171,493
Investment AB Latour Class B	18,155	486,199
NCC AB Class B	9,567	312,664
Nordea Bank AB	145,845	1,967,656
Peab AB	63,941	391,754
Ratos AB Class B(a)	17,091	154,741
Sandvik AB	35,713	504,339
Scania AB Class B	11,936	233,977
Securitas AB Class B	26,210	278,930
Skandinaviska Enskilda Banken AB Class A	69,589	918,810
Skanska AB Class B	26,066	533,284
SKF AB Class B	13,799	362,453
SSAB AB Class B	13,945	90,106
Svenska Cellulosa AB Class B	8,678	267,531
Svenska Handelsbanken AB Class A	17,250	848,722
Swedbank AB Class A	44,429	1,252,086
Swedish Match AB	8,039	258,721
Tele2 AB Class B	47,826	542,479
Telefonaktiebolaget LM Ericsson Class B	107,168	1,309,857
TeliaSonera AB	229,490	1,913,429
Trelleborg AB Class B	24,684	491,558
Volvo AB Class A	40,618	534,397
Volvo AB Class B	10,719	140,943

Total Sweden		21,295,183

Switzerland - 7.0%
ABB Ltd.*	63,953	1,688,443
Actelion Ltd.*	6,486	549,525
Adecco S.A.*	6,903	547,986
Baloise Holding AG	1,183	151,109
Cie Financiere Richemont S.A.	4,366	435,937
Clariant AG*	26,221	480,873
Geberit AG	1,563	475,394
Givaudan S.A.*	312	446,942
Helvetia Holding AG	932	468,960
Holcim Ltd.*	5,299	397,715
Julius Baer Group Ltd.*	9,856	474,764
Kuehne + Nagel International AG	3,121	410,940
Logitech International S.A.(a)	41,928	577,521
Nestle S.A.	98,356	7,221,731
Novartis AG	83,456	6,681,360
Partners Group Holding AG	187	50,022
PSP Swiss Property AG*	4,341	368,523
Roche Holding AG	5,581	1,552,526
Roche Holding AG - Genusschein	19,401	5,436,250
Schindler Holding AG Participating Shares	2,711	400,241
Sulzer AG	1,361	220,215
Swatch Group AG (The)	3,946	445,470
Swiss Life Holding AG*	2,305	479,998
Swiss Re AG*	35,147	3,242,606
Swisscom AG	2,277	1,205,644
Swisslog Holding AG*	337,197	432,231
Syngenta AG	2,272	907,420
UBS AG*	29,784	566,644
Zurich Insurance Group AG*	8,923	2,593,575

Total Switzerland		38,910,565

United Kingdom - 20.8%
Abbey Protection PLC	189,852	356,892
Aberdeen Asset Management PLC	35,380	292,990
Admiral Group PLC	4,478	97,159
AMEC PLC	20,500	369,410
Amlin PLC	65,661	499,058
Anglo American PLC	50,049	1,094,196
Antofagasta PLC	22,628	308,815
ARM Holdings PLC	27,078	492,879
Ashmore Group PLC	43,364	288,220
Associated British Foods PLC	12,484	505,543
AstraZeneca PLC	68,824	4,074,561
Aviva PLC	152,006	1,132,164
Babcock International Group PLC	29,974	672,682
BAE Systems PLC	138,863	1,000,464
Balfour Beatty PLC	112,159	532,955
Barclays PLC	330,199	1,487,272
Berendsen PLC	28,109	435,992
BG Group PLC	58,066	1,247,828
BHP Billiton PLC	92,066	2,849,930
BP PLC	973,409	7,868,379
British American Tobacco PLC	78,378	4,203,360
British Land Co. PLC	11,988	124,889
British Sky Broadcasting Group PLC	69,589	972,767
BT Group PLC	244,008	1,533,299
Burberry Group PLC	14,217	356,971
Cable & Wireless Communications PLC	55,191	51,418
Capita PLC	22,443	385,837
Carillion PLC	37,316	204,264
Carnival PLC	4,917	203,676
Centrica PLC	198,629	1,143,860
Close Brothers Group PLC	26,547	603,247
Compass Group PLC	29,208	468,277
Croda International PLC	8,447	343,743
Daily Mail & General Trust PLC Class A	25,163	400,300
Darty PLC	107,581	209,808
De La Rue PLC	26,390	380,700
Diageo PLC	61,625	2,041,327
Direct Line Insurance Group PLC	117,410	485,373
Drax Group PLC	45,561	604,060
easyjet PLC	20,015	509,181
Electrocomponents PLC	39,412	182,186
Fidessa Group PLC	11,840	441,813
Fresnillo PLC	31,835	393,077
G4S PLC	57,849	251,507
GKN PLC	61,240	378,633
GlaxoSmithKline PLC	224,146	5,982,558
Halfords Group PLC	49,561	366,101
Hammerson PLC	35,510	295,243
Hays PLC	255,114	548,447
HSBC Holdings PLC	824,181	9,042,084
ICAP PLC	36,078	269,850
IG Group Holdings PLC	28,596	291,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Fund (DWM)

December 31, 2013

Investments	Shares	Value
IMI PLC	4,022	$101,587
Imperial Tobacco Group PLC	46,933	1,817,391
Inchcape PLC	32,138	327,089
Inmarsat PLC	17,952	224,781
Intercontinental Hotels Group PLC	2,704	90,152
Intertek Group PLC	4,584	239,004
Investec PLC	28,215	204,495
ITV PLC	182,224	585,508
J. Sainsbury PLC	95,474	577,170
John Wood Group PLC	25,300	287,455
Johnson Matthey PLC	6,707	364,358
Kingfisher PLC	76,216	485,617
Ladbrokes PLC	74,845	221,768
Legal & General Group PLC	197,019	726,698
London Stock Exchange Group PLC	18,281	524,716
Man Group PLC	299,067	421,030
Marks & Spencer Group PLC	77,011	551,779
Marston’s PLC	10,607	25,227
Meggitt PLC	34,669	302,893
Melrose Industries PLC	99,068	501,596
Mondi PLC	19,148	331,727
Moneysupermarket.com Group PLC	105,479	315,507
N. Brown Group PLC	31,934	281,643
National Grid PLC	181,102	2,363,606
Next PLC	2,094	189,016
Old Mutual PLC	176,651	553,265
Pearson PLC	30,962	687,675
Premier Farnell PLC	33,396	122,848
Prudential PLC	65,078	1,444,324
Reckitt Benckiser Group PLC	26,011	2,064,857
Reed Elsevier PLC	20,323	302,603
Rexam PLC	31,251	274,584
Rio Tinto PLC	52,250	2,950,547
Royal Dutch Shell PLC Class A	197,079	7,060,289
Royal Dutch Shell PLC Class B	113,455	4,284,341
RSA Insurance Group PLC	155,153	234,872
SABMiller PLC	28,828	1,480,614
Sage Group PLC (The)	56,945	380,750
Segro PLC	85,989	475,680
Severn Trent PLC	13,631	384,926
Smith & Nephew PLC	18,410	262,532
Smiths Group PLC	16,473	403,794
SSE PLC	48,968	1,111,114
Standard Chartered PLC	85,028	1,915,254
Standard Life PLC	86,429	514,760
TalkTalk Telecom Group PLC	111,606	565,633
Tate & Lyle PLC	4,334	58,072
Tesco PLC	341,263	1,889,801
TUI Travel PLC	2,826	19,335
Tullow Oil PLC	8,502	120,396
Unilever PLC	34,228	1,407,048
United Utilities Group PLC	40,648	452,075
Vedanta Resources PLC	14,530	224,650
Vodafone Group PLC	2,806,649	11,016,967
Weir Group PLC (The)	9,721	343,260
WH Smith PLC	21,766	360,860
Whitbread PLC	7,336	455,756
William Hill PLC	53,749	357,778
WM Morrison Supermarkets PLC	92,237	398,723

Total United Kingdom		115,918,791

TOTAL COMMON STOCKS (Cost: $456,988,851)		555,834,751

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International Dividend ex-Financials Fund(b) (Cost: $371,175)	8,205	390,722

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A. expiring 2/9/2014* (Cost: $24,551)	37,551	25,665

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $13,122,135)(d)	13,122,135	13,122,135

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $470,506,712)(e)		569,373,273
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(11,505,389)

NET ASSETS - 100.0%		$557,867,884

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $12,737,203 and the total market value of the collateral held by the Fund was $13,497,991. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $375,856.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 15.9%
Adelaide Brighton Ltd.	39,382	$129,305
AGL Energy Ltd.	24,603	330,826
ALS Ltd./Queensland(a)	12,508	98,586
Amcor Ltd.	44,869	423,498
AMP Ltd.	119,544	469,510
Arrium Ltd.	102,185	159,985
Ausdrill Ltd.(a)	88,755	81,787
Australia & New Zealand Banking Group Ltd.	136,542	3,937,128
Bank of Queensland Ltd.	12,356	134,420
Bendigo and Adelaide Bank Ltd.	19,756	207,678
BHP Billiton Ltd.	130,804	4,445,732
Bradken Ltd.(a)	32,982	177,929
Brickworks Ltd.(a)	15,880	203,161
Cabcharge Australia Ltd.(a)	49,319	176,052
Coca-Cola Amatil Ltd.	36,273	390,393
Cochlear Ltd.	1,791	94,409
Commonwealth Bank of Australia	79,329	5,521,595
Crown Resorts Ltd.	23,137	348,787
David Jones Ltd.(a)	79,743	215,453
DuluxGroup Ltd.	25,450	122,041
Envestra Ltd.	134,266	136,938
Fairfax Media Ltd.(a)	244,462	139,973
Federation Centres	43,822	91,740
Flight Centre Travel Group Ltd.(a)	4,798	204,110
GrainCorp Ltd. Class A	8,396	63,848
Grange Resources Ltd.	399,025	91,032
GUD Holdings Ltd.(a)	24,596	126,748
GWA Group Ltd.	65,871	179,152
Harvey Norman Holdings Ltd.(a)	65,841	186,139
Iluka Resources Ltd.	14,745	113,844
Incitec Pivot Ltd.	50,983	122,240
Insurance Australia Group Ltd.	79,458	413,727
IOOF Holdings Ltd.	19,251	154,317
Iress Ltd.	21,598	182,406
JB Hi-Fi Ltd.(a)	6,586	126,681
Leighton Holdings Ltd.(a)	16,245	234,136
Lend Lease Group	17,787	177,272
Macquarie Group Ltd.*	10,699	526,165
Metcash Ltd.(a)	56,245	159,010
Monadelphous Group Ltd.(a)	6,358	105,800
Mount Gibson Iron Ltd.	231,748	210,443
Myer Holdings Ltd.(a)	52,548	129,283
National Australia Bank Ltd.	131,889	4,109,747
New Hope Corp., Ltd.	27,739	82,640
Northern Star Resources Ltd.	48,826	34,290
NRW Holdings Ltd.(a)	109,778	134,552
Orica Ltd.	15,495	330,761
Origin Energy Ltd.	48,212	606,879
Orora Ltd.*	44,497	46,179
OZ Minerals Ltd.(a)	44,159	124,446
Platinum Asset Management Ltd.	28,201	173,835
Primary Health Care Ltd.	22,367	99,053
QBE Insurance Group Ltd.	28,293	291,345
Resolute Mining Ltd.*	136,325	67,689
Rio Tinto Ltd.	13,106	799,429
SAI Global Ltd.	35,605	123,593
Seven West Media Ltd.	63,694	133,912
Sonic Healthcare Ltd.	14,645	217,234
Suncorp Group Ltd.	45,947	538,495
Super Retail Group Ltd.	10,254	121,919
Sydney Airport	117,005	397,778
TABCORP Holdings Ltd.	81,702	265,334
Tatts Group Ltd.	126,241	350,118
Telstra Corp., Ltd.	854,066	4,011,472
Toll Holdings Ltd.	38,240	194,321
UGL Ltd.(a)	25,311	165,531
Wesfarmers Ltd.	59,391	2,340,027
Westpac Banking Corp.	166,847	4,833,350
Woodside Petroleum Ltd.	34,610	1,204,493
Woolworths Ltd.	58,451	1,770,124
WorleyParsons Ltd.	10,355	153,784
Wotif.com Holdings Ltd.(a)	36,777	91,140

Total Australia		45,356,749

Austria - 0.4%
EVN AG(a)	14,067	223,590
Oesterreichische Post AG	3,053	146,315
OMV AG	9,150	438,641
Raiffeisen Bank International AG(a)	5,334	188,307
Verbund AG(a)	8,613	184,136

Total Austria		1,180,989

Belgium - 0.6%
Ageas	6,301	268,722
Belgacom S.A.(a)	28,158	834,401
Cofinimmo	1,891	233,862
EVS Broadcast Equipment S.A.	1,362	88,189
Mobistar S.A.	6,489	123,393
Tessenderlo Chemie N.V.	5,434	142,193

Total Belgium		1,690,760

Denmark - 0.3%
TDC A/S	78,496	762,618
Tryg A/S	2,511	243,257

Total Denmark		1,005,875

Finland - 1.8%
Elisa Oyj	11,924	316,455
Fortum Oyj	45,177	1,035,245
Kemira Oyj(a)	11,456	191,955
Kesko Oyj Class B	5,254	194,025
Metso Oyj	8,413	359,605
Neste Oil Oyj(a)	6,787	134,390
Nokian Renkaat Oyj	3,632	174,515
Orion Oyj Class B	3,993	112,354
Pohjola Bank PLC Class A	8,888	179,054
Rautaruukki Oyj(a)	19,904	184,856
Sampo Class A	16,656	819,814
Sanoma Oyj(a)	12,148	106,881
Stora Enso Oyj Class R	23,824	239,482
Tikkurila Oyj	7,470	204,836
UPM-Kymmene Oyj	31,546	533,797
Uponor Oyj	10,888	213,344

Total Finland		5,000,608

France - 12.7%
AXA S.A.	66,583	1,854,227
BNP Paribas S.A.	26,835	2,094,763
Bourbon S.A.(a)	3,591	98,964
Bouygues S.A.	18,375	694,270
Carrefour S.A.	25,738	1,021,766
Casino Guichard Perrachon S.A.	3,521	406,432
Cie Generale des Etablissements Michelin	5,626	598,869
CNP Assurances	28,072	576,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2013

Investments	Shares	Value
Compagnie de Saint-Gobain	17,435	$960,381
EDF S.A.	97,219	3,440,836
Eiffage S.A.	2,243	129,347
Euler Hermes S.A.	1,975	272,417
Eutelsat Communications S.A.	5,945	185,670
GDF Suez	174,917	4,120,353
Klepierre	7,819	362,928
Lagardere SCA	5,400	201,054
Metropole Television S.A.	13,474	309,132
Neopost S.A.	1,555	120,035
Nexity S.A.	3,172	119,805
Orange S.A.	208,545	2,586,280
Rallye S.A.	4,825	202,616
Rexel S.A.	10,368	272,517
Sanofi	34,216	3,636,048
SCOR SE	3,328	121,822
Societe Television Francaise 1	10,619	205,001
Suez Environnement Co.	30,678	550,602
Total S.A.	108,336	6,647,507
Unibail-Rodamco SE	2,396	614,917
Veolia Environnement S.A.	31,687	517,626
Vinci S.A.	20,609	1,355,160
Vivendi S.A.	65,967	1,741,174

Total France		36,018,878

Germany - 8.9%
Allianz SE	11,224	2,016,007
Axel Springer AG	3,986	256,500
BASF SE	25,117	2,681,926
Comdirect Bank AG	16,671	190,689
Daimler AG	38,280	3,317,843
Deutsche Boerse AG	5,850	485,272
Deutsche Post AG	36,158	1,320,333
Deutsche Telekom AG	262,353	4,493,559
Drillisch AG	5,931	171,625
E.ON SE	124,791	2,306,786
Freenet AG	9,432	283,071
Hannover Rueckversicherung AG	5,258	451,959
Hugo Boss AG	1,666	237,601
K+S AG(a)	5,168	159,338
Muenchener Rueckversicherungs AG	5,810	1,282,143
RWE AG	33,622	1,232,594
Siemens AG	25,896	3,543,003
Talanx AG	9,477	321,900
Telefonica Deutschland Holding AG	64,318	531,762

Total Germany		25,283,911

Hong Kong - 5.2%
BOC Hong Kong Holdings Ltd.	364,100	1,166,904
China Mobile Ltd.	709,000	7,351,746
China Power International Development Ltd.(a)	272,000	96,820
Citic Pacific Ltd.(a)	144,000	220,260
CLP Holdings Ltd.	71,000	561,316
CNOOC Ltd.	1,187,000	2,207,518
Far East Horizon Ltd.	146,000	124,840
Hang Seng Bank Ltd.	62,318	1,010,269
HKT Trust and HKT Ltd.	246,552	243,571
Hopewell Holdings Ltd.	38,000	128,648
New World Development Co., Ltd.	147,000	185,604
PCCW Ltd.	285,928	127,960
Power Assets Holdings Ltd.	68,518	544,786
Shanghai Industrial Holdings Ltd.	34,000	124,314
Shenzhen Investment Ltd.	370,000	139,339
Shougang Fushan Resources Group Ltd.	538,952	189,063
Sino Land Co., Ltd.	140,000	191,391
Sino-Ocean Land Holdings Ltd.	179,000	117,506
Television Broadcasts Ltd.	21,000	140,429

Total Hong Kong		14,872,284

Ireland - 0.2%
CRH PLC	25,976	655,023

Israel - 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	363,264	615,905
Israel Chemicals Ltd.	83,569	696,529

Total Israel		1,312,434

Italy - 3.8%
ACEA SpA	16,955	193,330
Atlantia SpA(a)	31,500	707,942
Banca Generali SpA	4,400	136,478
Enel SpA	423,033	1,850,182
Eni SpA	182,997	4,410,289
ERG SpA	18,482	248,178
GTECH SpA	3,807	116,248
Hera SpA	67,109	152,580
MARR SpA	10,770	179,273
Mediolanum SpA	14,699	127,603
Pirelli & C SpA(a)	13,505	234,104
Recordati SpA	9,007	129,821
Snam SpA	179,746	1,007,071
Societa Iniziative Autostradali e Servizi SpA	38,544	383,201
Telecom Italia SpA RSP	311,139	243,950
Terna Rete Elettrica Nazionale SpA	95,208	476,489
Unipol Gruppo Finanziario SpA(a)	28,123	168,339

Total Italy		10,765,078

Japan - 3.6%
Aozora Bank Ltd.	59,000	167,280
Asahi Glass Co., Ltd.(a)	30,000	186,671
Asahi Holdings, Inc.	3,100	52,736
Canon, Inc.(a)	39,600	1,254,631
Chugoku Electric Power Co., Inc. (The)	9,500	147,871
Dai Nippon Printing Co., Ltd.	19,000	201,741
Daiichi Sankyo Co., Ltd.	22,800	417,149
Daito Trust Construction Co., Ltd.	1,600	149,641
Eisai Co., Ltd.	9,200	356,691
Hokuriku Electric Power Co.	7,300	99,111
ITOCHU Corp.	44,000	543,799
Japan Airlines Co., Ltd.	4,800	237,020
Mitsui & Co., Ltd.	50,600	705,285
Nippon Telegraph & Telephone Corp.	32,100	1,728,614
NTT DoCoMo, Inc.	135,600	2,225,489
Shiseido Co., Ltd.	9,500	152,843
Sumitomo Corp.	39,200	492,681
Takeda Pharmaceutical Co., Ltd.	24,900	1,143,071
TonenGeneral Sekiyu K.K.	14,000	128,538

Total Japan		10,390,862

Netherlands - 1.5%
Aegon N.V.	39,738	375,742
Corbion N.V.	7,002	148,585
Delta Lloyd N.V.	8,710	216,515
Fugro N.V.(a)	2,532	151,125
Koninklijke Ahold N.V.	31,941	574,371
Koninklijke Boskalis Westminster N.V.	2,511	132,882

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2013

Investments	Shares	Value
Koninklijke Philips N.V.	26,548	$974,722
Randstad Holding NV	5,148	334,467
Reed Elsevier NV	25,473	540,548
STMicroelectronics N.V.	29,181	232,212
Wolters Kluwer NV	9,889	282,683
Ziggo NV	6,920	316,576

Total Netherlands		4,280,428

New Zealand - 0.5%
Auckland International Airport Ltd.	64,198	186,519
Chorus Ltd.(a)	47,879	56,746
Fisher & Paykel Healthcare Corp., Ltd.	37,609	119,173
Fletcher Building Ltd.	26,834	187,950
Sky Network Television Ltd.	39,800	191,303
SKYCITY Entertainment Group Ltd.	35,060	107,633
Telecom Corp. of New Zealand Ltd.	136,257	258,497
Vector Ltd.	91,814	194,209

Total New Zealand		1,302,030

Norway - 2.4%
Aker ASA Class A	5,219	190,975
Aker Solutions ASA	10,473	187,127
Austevoll Seafood ASA	28,581	167,241
Fred Olsen Energy ASA	4,307	175,280
Gjensidige Forsikring ASA	26,970	514,341
Orkla ASA	44,633	348,127
Statoil ASA	131,414	3,184,166
Telenor ASA	63,180	1,505,860
TGS Nopec Geophysical Co. ASA	2,959	78,428
Yara International ASA	10,243	440,661

Total Norway		6,792,206

Portugal - 0.6%
EDP-Energias de Portugal S.A.	217,471	800,103
Portucel S.A.	53,864	215,986
Portugal Telecom, SGPS, S.A.	73,095	318,279
Sonae	98,946	143,023
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.(a)	19,802	147,345

Total Portugal		1,624,736

Singapore - 1.7%
Hutchison Port Holdings Trust Class U	523,323	353,243
Keppel Corp., Ltd.	71,000	629,249
Keppel Land Ltd.	40,000	105,813
M1 Ltd.	40,000	103,596
SATS Ltd.	73,000	186,750
SIA Engineering Co., Ltd.	48,000	192,365
Singapore Exchange Ltd.	33,000	189,751
Singapore Post Ltd.	208,000	218,280
Singapore Press Holdings Ltd.	82,000	267,575
Singapore Technologies Engineering Ltd.	123,000	385,775
Singapore Telecommunications Ltd.	555,000	1,608,823
SMRT Corp., Ltd.	136,000	124,949
StarHub Ltd.	80,000	271,820
Venture Corp. Ltd.	20,000	121,654
Yangzijiang Shipbuilding Holdings Ltd.	149,000	139,842

Total Singapore		4,899,485

Spain - 6.1%
Abertis Infraestructuras, S.A.	34,308	763,486
ACS Actividades de Construccion y Servicios, S.A.	14,027	483,599
Banco Bilbao Vizcaya Argentaria S.A.	207,508	2,558,551
Banco Santander S.A.	771,758	6,918,764
Bolsas y Mercados Espanoles S.A.	6,110	232,877
CaixaBank(a)	263,353	1,374,616
Caja de Ahorros del Mediterraneo*(a)	6,353	11,730
Duro Felguera S.A.(a)	25,098	169,460
Enagas S.A.	10,351	270,929
Ferrovial S.A.	52,971	1,026,624
Gas Natural SDG S.A.	39,503	1,017,628
Iberdrola S.A.	180,938	1,155,614
Indra Sistemas S.A.	8,730	146,219
Mapfre S.A.	87,974	377,369
Red Electrica Corp. S.A.	6,297	420,832
Tecnicas Reunidas S.A.(a)	2,059	112,027
Zardoya Otis S.A.	13,788	249,839

Total Spain		17,290,164

Sweden - 4.0%
Atlas Copco AB Class B	6,104	155,104
Axfood AB	3,700	185,905
Bilia AB Class A	8,095	206,705
BillerudKorsnas AB(a)	11,709	148,126
Boliden AB	12,843	196,866
Castellum AB	12,789	199,324
Electrolux AB Series B	10,264	269,281
Fabege AB	17,977	214,965
Hennes & Mauritz AB Class B	52,171	2,406,043
Intrum Justitia AB	5,460	153,022
Loomis AB Class B	5,426	128,836
Nordea Bank AB	99,515	1,342,599
Peab AB	34,104	208,949
Ratos AB Class B(a)	18,477	167,290
Sandvik AB	29,317	414,015
Scania AB Class B	11,794	231,194
Securitas AB Class B	14,434	153,608
Skanska AB Class B	16,432	336,182
Swedbank AB Class A	39,074	1,101,173
Tele2 AB Class B	35,768	405,708
Telefonaktiebolaget LM Ericsson Class B	77,079	942,095
TeliaSonera AB	213,472	1,779,875

Total Sweden		11,346,865

Switzerland - 4.2%
Allreal Holding AG*	698	96,928
Baloise Holding AG	2,387	304,900
Clariant AG*	6,649	121,938
Logitech International S.A.(a)	18,565	255,716
Mobilezone Holding AG	15,811	167,115
Novartis AG	71,414	5,717,296
Panalpina Welttransport Holding AG	958	161,040
Swiss Re AG*	24,894	2,296,680
Swisscom AG	2,143	1,134,692
Zurich Insurance Group AG*	6,350	1,845,702

Total Switzerland		12,102,007

United Kingdom - 24.7%
Admiral Group PLC	7,918	171,796
African Barrick Gold PLC	49,375	151,942
AMEC PLC	8,433	151,963
Amlin PLC	16,654	126,579
Anglo American PLC	44,711	977,494
Ashmore Group PLC	17,651	117,318
AstraZeneca PLC	60,221	3,565,241
Aviva PLC	111,006	826,789
BAE Systems PLC	151,402	1,090,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund (DTH)

December 31, 2013

Investments	Shares	Value
Balfour Beatty PLC	28,443	$135,155
BBA Aviation PLC	23,067	122,484
Berendsen PLC	10,351	160,552
BHP Billiton PLC	71,294	2,206,926
BP PLC	823,173	6,653,973
British American Tobacco PLC	63,772	3,420,050
British Land Co. PLC	20,845	217,159
British Sky Broadcasting Group PLC	44,558	622,865
Britvic PLC	16,793	192,608
Cable & Wireless Communications PLC	168,172	156,676
Carillion PLC	40,271	220,439
Centrica PLC	196,163	1,129,659
Drax Group PLC	13,273	175,977
Electrocomponents PLC	36,529	168,859
Fresnillo PLC	13,355	164,899
G4S PLC	35,438	154,072
GlaxoSmithKline PLC	189,534	5,058,748
Greene King PLC	11,181	163,056
Halfords Group PLC	22,265	164,469
HSBC Holdings PLC	580,711	6,370,976
ICAP PLC	40,983	306,537
IG Group Holdings PLC	16,127	164,536
Imperial Tobacco Group PLC	35,889	1,389,733
Inmarsat PLC	15,607	195,419
Interserve PLC	24,499	252,791
Investec PLC	33,281	241,212
J. Sainsbury PLC	74,811	452,256
Kier Group PLC	6,577	199,889
Ladbrokes PLC	41,086	121,739
Laird PLC	33,871	155,506
Legal & General Group PLC	199,583	736,155
Man Group PLC	215,506	303,392
Marks & Spencer Group PLC	60,325	432,225
Marston’s PLC	43,626	103,759
Micro Focus International PLC	13,410	170,575
N. Brown Group PLC	13,830	121,974
National Grid PLC	168,146	2,194,514
Old Mutual PLC	142,020	444,802
Pearson PLC	21,608	479,920
Pennon Group PLC	9,772	106,577
Premier Farnell PLC	51,446	189,246
Reed Elsevier PLC	40,296	599,994
Rio Tinto PLC	43,652	2,465,020
Royal Dutch Shell PLC Class B	150,189	5,671,508
RSA Insurance Group PLC	180,103	272,642
Sage Group PLC (The)	48,594	324,913
Segro PLC	35,262	195,065
Severn Trent PLC	9,561	269,993
SSE PLC	41,327	937,735
Standard Chartered PLC	60,438	1,361,365
Standard Life PLC	70,380	419,174
TalkTalk Telecom Group PLC	30,010	152,094
Tate & Lyle PLC	8,009	107,313
Tesco PLC	286,520	1,586,653
TUI Travel PLC	33,440	228,795
Tullett Prebon PLC	35,024	218,402
Unilever PLC	37,045	1,522,849
United Utilities Group PLC	23,134	257,290
Vedanta Resources PLC	7,332	113,361
Vodafone Group PLC	2,354,494	9,242,118
WM Morrison Supermarkets PLC	82,801	357,933
WS Atkins PLC	10,122	237,721

Total United Kingdom		70,144,222

TOTAL COMMON STOCKS (Cost: $236,477,411)		283,315,594

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $160,689)	3,378	175,723

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $6,856,789)(d)	6,856,789	6,856,789

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $243,494,889)(e)		290,348,106
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(5,923,955)

NET ASSETS - 100.0%		$284,424,151

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $6,497,564 and the total market value of the collateral held by the Fund was $6,856,789.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 8.5%
Adelaide Brighton Ltd.	7,814	$25,656
AGL Energy Ltd.	6,110	82,159
ALS Ltd./Queensland(a)	4,407	34,735
Amcor Ltd.	12,011	113,367
AMP Ltd.	19,660	77,215
Australia & New Zealand Banking Group Ltd.	36,756	1,059,843
BHP Billiton Ltd.	30,252	1,028,197
Brambles Ltd.	14,826	121,366
Coca-Cola Amatil Ltd.	9,842	105,926
Commonwealth Bank of Australia	21,200	1,475,599
Crown Resorts Ltd.	10,442	157,412
Iluka Resources Ltd.	5,066	39,114
Leighton Holdings Ltd.(a)	3,889	56,051
Macquarie Group Ltd.*	3,858	189,732
National Australia Bank Ltd.	34,303	1,068,904
New Hope Corp., Ltd.	11,949	35,598
Origin Energy Ltd.	7,392	93,048
Orora Ltd.*	12,011	12,465
QBE Insurance Group Ltd.	4,546	46,812
Rio Tinto Ltd.	3,910	238,499
Santos Ltd.	6,919	90,561
Seven West Media Ltd.	18,001	37,846
Sonic Healthcare Ltd.	5,831	86,493
Suncorp Group Ltd.	14,370	168,415
Sydney Airport	4,088	13,898
Tatts Group Ltd.	37,352	103,593
Telstra Corp., Ltd.	227,575	1,068,899
Wesfarmers Ltd.	15,815	623,117
Westpac Banking Corp.	43,466	1,259,156
Woodside Petroleum Ltd.	6,814	237,140
Woolworths Ltd.	14,319	433,635
WorleyParsons Ltd.	3,702	54,979

Total Australia		10,239,430

Austria - 0.5%
EVN AG(a)	4,342	69,015
Lenzing AG(a)	480	27,538
Oesterreichische Post AG	2,494	119,525
OMV AG	3,163	151,631
Raiffeisen Bank International AG(a)	2,100	74,136
Verbund AG	3,748	80,128
Voestalpine AG	1,231	59,250

Total Austria		581,223

Belgium - 0.2%
Belgacom S.A.	2,509	74,349
Elia System Operator S.A.	2,924	135,781

Total Belgium		210,130

Brazil - 2.2%
Banco do Brasil S.A.	29,200	301,994
Banco Santander Brasil S.A.	18,700	110,809
BM&F Bovespa S.A.	11,100	52,036
Centrais Eletricas Brasileiras S.A.	20,300	50,508
Cia Energetica de Minas Gerais	14,728	88,367
Cia Siderurgica Nacional S.A.	25,800	157,255
Cia. Hering	3,160	40,048
CPFL Energia S.A.	16,700	135,129
EDP - Energias do Brasil S.A.	19,200	92,368
Itau Unibanco Holding S.A.	13,700	171,014
Multiplus S.A.	2,900	36,778
Natura Cosmeticos S.A.	3,800	66,634
Porto Seguro S.A.	3,500	44,135
Souza Cruz S.A.	11,300	115,479
Telefonica Brasil S.A.	6,000	101,727
Tim Participacoes S.A.	27,300	142,676
Tractebel Energia S.A.	10,000	152,337
Transmissora Alianca de Energia Eletrica S.A.	6,700	51,686
Vale S.A.	46,500	703,832

Total Brazil		2,614,812

Canada - 5.4%
ARC Resources Ltd.(a)	1,817	50,568
Bank of Montreal	5,066	337,622
Bank of Nova Scotia	8,226	514,309
Barrick Gold Corp.	9,400	165,528
Baytex Energy Corp.(a)	2,712	106,285
BCE, Inc.	6,749	292,192
Bell Aliant, Inc.(a)	4,752	119,549
Canadian Imperial Bank of Commerce	2,821	240,867
CI Financial Corp.	3,976	132,284
Crescent Point Energy Corp.(a)	5,476	212,598
Emera, Inc.	1,839	52,911
Encana Corp.	2,824	50,978
First Capital Realty, Inc.(a)	3,874	64,573
Fortis, Inc.	3,000	85,976
Great-West Lifeco, Inc.(a)	7,168	220,943
Husky Energy, Inc.	6,543	207,529
IGM Financial, Inc.	3,581	189,043
Manitoba Telecom Services, Inc.	1,304	36,438
Manulife Financial Corp.(a)	16,063	316,876
National Bank of Canada	1,084	90,179
Pembina Pipeline Corp.(a)	3,634	127,985
Pengrowth Energy Corp.(a)	20,076	124,141
Penn West Petroleum Ltd.(a)	6,985	58,312
Power Corp. of Canada(a)	2,113	63,539
Power Financial Corp.(a)	6,399	216,813
Rogers Communications, Inc. Class B	4,794	216,892
Royal Bank of Canada(a)	11,112	746,831
Shaw Communications, Inc. Class B	4,291	104,398
Sun Life Financial, Inc.	5,467	193,056
Teck Resources Ltd. Class B	5,400	140,527
Thomson Reuters Corp.	8,470	320,226
Toronto-Dominion Bank (The)	4,500	423,995
TransCanada Corp.	5,572	254,555

Total Canada		6,478,518

Chile - 0.4%
Banco de Chile	1,045,602	151,831
Banco Santander Chile	2,194,756	127,228
Corpbanca	5,677,234	78,333
ENTEL Chile S.A.	5,162	70,051

Total Chile		427,443

China - 3.2%
Agricultural Bank of China Ltd. Class H	303,000	148,887
Bank of China Ltd. Class H	627,366	288,853
China BlueChemical Ltd. Class H	74,000	46,287
China CITIC Bank Corp., Ltd. Class H	80,000	43,437
China Coal Energy Co., Ltd. Class H(a)	137,000	77,036
China Communications Construction Co., Ltd. Class H	103,000	83,024
China Construction Bank Corp. Class H	2,293,405	1,730,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
China Merchants Bank Co., Ltd. Class H	49,960	$106,444
China Petroleum & Chemical Corp. Class H	284,000	231,852
China Shenhua Energy Co., Ltd. Class H	45,500	143,476
Guangzhou R&F Properties Co., Ltd. Class H	44,000	64,351
Industrial & Commercial Bank of China, Ltd. Class H	877,215	592,824
Jiangxi Copper Co., Ltd. Class H	39,000	70,417
PetroChina Co., Ltd. Class H	130,000	142,512
Yanzhou Coal Mining Co., Ltd. Class H(a)	130,000	118,704
Zhaojin Mining Industry Co., Ltd. Class H	50,500	28,852

Total China		3,917,270

Czech Republic - 0.3%
CEZ AS	4,219	109,804
Komercni Banka AS	989	220,108

Total Czech Republic		329,912

Denmark - 0.2%
TDC A/S	19,697	191,364

Finland - 0.8%
Elisa Oyj(a)	5,338	141,667
Fortum Oyj	8,999	206,215
Kesko Oyj Class B	1,730	63,887
Nokian Renkaat Oyj	989	47,520
Sampo Class A	7,072	348,086
Stora Enso Oyj Class R	7,838	78,789
UPM-Kymmene Oyj	5,242	88,701
YIT Oyj(a)	3,031	42,434

Total Finland		1,017,299

France - 7.3%
AXA S.A.	23,291	648,616
BNP Paribas S.A.	6,406	500,058
Carrefour S.A.	6,374	253,040
Casino Guichard Perrachon S.A.	1,612	186,075
Cie Generale des Etablissements Michelin	1,964	209,061
CNP Assurances	8,478	174,066
Compagnie de Saint-Gobain	5,556	306,044
EDF S.A.	18,776	664,532
Eiffage S.A.	571	32,928
Euler Hermes S.A.	905	124,829
Eutelsat Communications S.A.	1,900	59,339
GDF Suez	35,855	844,602
Imerys S.A.	600	52,260
Klepierre	3,989	185,154
Neopost S.A.	576	44,463
Orange S.A.	41,408	513,523
Rexel S.A.	2,062	54,198
Sanofi	9,797	1,041,102
Schneider Electric S.A.	4,425	386,577
Societe Television Francaise 1	2,298	44,363
Total S.A.	25,394	1,558,178
Unibail-Rodamco SE	621	159,375
Vinci S.A.	5,951	391,313
Vivendi S.A.	13,916	367,308

Total France		8,801,004

Germany - 5.5%
Allianz SE	3,453	620,213
BASF SE	7,344	784,172
Bayerische Motoren Werke AG	4,528	531,718
Bilfinger SE	909	102,121
Daimler AG	8,999	779,971
Deutsche Boerse AG	1,860	154,292
Deutsche Post AG	12,057	440,269
Deutsche Telekom AG	57,823	990,387
E.ON SE	22,380	413,699
K+S AG	2,398	73,934
Muenchener Rueckversicherungs AG	1,887	416,421
RWE AG	4,629	169,701
Siemens AG	7,283	996,435
Telefonica Deutschland Holding AG	16,066	132,829

Total Germany		6,606,162

Hong Kong - 3.2%
BOC Hong Kong Holdings Ltd.	110,501	354,145
China Mobile Ltd.	169,032	1,752,723
Citic Pacific Ltd.(a)	83,000	126,955
CLP Holdings Ltd.	22,500	177,882
CNOOC Ltd.	272,000	505,851
Far East Horizon Ltd.	62,000	53,014
Hang Seng Bank Ltd.	14,800	239,930
Hopewell Holdings Ltd.	23,500	79,558
Power Assets Holdings Ltd.	19,500	155,044
Shanghai Industrial Holdings Ltd.	21,000	76,782
Shougang Fushan Resources Group Ltd.(a)	70,000	24,556
Sino Land Co., Ltd.	58,000	79,291
Sun Hung Kai Properties Ltd.	18,000	228,315

Total Hong Kong		3,854,046

Indonesia - 0.3%
PT Indo Tambangraya Megah Tbk	18,500	43,324
PT Perusahaan Gas Negara Persero Tbk	199,000	73,174
PT Semen Indonesia Persero Tbk	26,000	30,230
PT Tambang Batubara Bukit Asam Persero Tbk	49,500	41,487
PT Telekomunikasi Indonesia Persero Tbk	786,935	139,023
PT United Tractors Tbk	47,500	74,158

Total Indonesia		401,396

Ireland - 0.1%
CRH PLC	5,448	137,379
Dragon Oil PLC	5,055	47,568

Total Ireland		184,947

Israel - 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	62,404	105,804
Israel Chemicals Ltd.	11,694	97,467

Total Israel		203,271

Italy - 2.3%
Atlantia SpA(a)	7,696	172,963
Enel SpA	96,064	420,147
ENI SpA	42,624	1,027,253
Hera SpA	30,060	68,345
Intesa Sanpaolo SpA	46,442	114,806
Mediolanum SpA	9,478	82,279
Pirelli & C SpA(a)	4,360	75,579
Saipem SpA	5,426	116,338
Snam SpA	59,223	331,811
Societa Iniziative Autostradali e Servizi SpA	8,105	80,579
Telecom Italia SpA	52,993	52,649
Terna Rete Elettrica Nazionale SpA	38,348	191,921

Total Italy		2,734,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
Japan - 2.5%
Aozora Bank Ltd.	11,000	$31,188
Asahi Glass Co., Ltd.(a)	9,000	56,001
Canon, Inc.	8,100	256,629
Chugoku Electric Power Co., Inc. (The)	2,900	45,140
Dai Nippon Printing Co., Ltd.	5,000	53,090
Daito Trust Construction Co., Ltd.	500	46,763
Eisai Co., Ltd.	1,900	73,664
Hokuriku Electric Power Co.	1,400	19,008
Hoya Corp.	3,300	91,742
ITOCHU Corp.	14,700	181,678
Japan Airlines Co., Ltd.	900	44,441
JX Holdings, Inc.	27,600	142,064
Marubeni Corp.	12,000	86,314
Mitsubishi Corp.	10,000	191,903
Mitsui & Co., Ltd.	6,600	91,994
Mizuho Financial Group, Inc.	134,300	291,331
Nippon Telegraph & Telephone Corp.	8,700	468,503
NTT DoCoMo, Inc.	29,000	475,953
Shiseido Co., Ltd.	3,100	49,875
Sumitomo Corp.	9,300	116,886
Takeda Pharmaceutical Co., Ltd.	4,200	192,807
TonenGeneral Sekiyu K.K.	5,000	45,906

Total Japan		3,052,880

Malaysia - 1.0%
Axiata Group Bhd	36,100	76,047
British American Tobacco Malaysia Bhd	6,100	119,411
DiGi.Com Bhd	95,500	144,613
Kuala Lumpur Kepong Bhd	6,200	47,132
Malayan Banking Bhd	118,700	360,213
Maxis Bhd	111,200	246,809
Petronas Chemicals Group Bhd	37,700	79,647
Sime Darby Bhd	20,400	59,291
Telekom Malaysia Bhd	29,000	49,138

Total Malaysia		1,182,301

Mexico - 0.0%
Alpek S.A. de C.V.	23,600	53,499

Netherlands - 1.3%
Aegon N.V.	10,585	100,086
Akzo Nobel N.V.	402	31,209
Delta Lloyd N.V.	5,253	130,580
Fugro N.V.(a)	1,068	63,744
Koninklijke Ahold N.V.	3,290	59,162
Koninklijke DSM N.V.	402	31,663
Koninklijke Philips N.V.	8,432	309,585
Randstad Holding N.V.	2,269	147,418
Reed Elsevier N.V.	10,066	213,605
STMicroelectronics N.V.	17,135	136,354
Unilever N.V.	6,825	275,317
Ziggo N.V.	1,645	75,255

Total Netherlands		1,573,978

New Zealand - 0.2%
Auckland International Airport Ltd.	19,766	57,428
Fletcher Building Ltd.	9,016	63,149
Telecom Corp. of New Zealand Ltd.	44,425	84,280
Vector Ltd.	9,640	20,391

Total New Zealand		225,248

Norway - 1.2%
Aker Solutions ASA	3,915	69,952
Gjensidige Forsikring ASA	9,069	172,953
Statoil ASA	27,443	664,945
Telenor ASA	16,726	398,655
Yara International ASA	3,464	149,024

Total Norway		1,455,529

Philippines - 0.2%
Aboitiz Power Corp.	67,500	51,710
Philippine Long Distance Telephone Co.	2,380	142,963

Total Philippines		194,673

Poland - 0.9%
Bank Pekao S.A.	1,100	65,436
Jastrzebska Spolka Weglowa S.A.	2,265	39,881
KGHM Polska Miedz S.A.	6,936	271,238
PGE S.A.	42,735	230,568
Powszechna Kasa Oszczednosci Bank Polski S.A.	8,379	109,463
Powszechny Zaklad Ubezpieczen S.A.	1,064	158,307
Synthos S.A.	40,946	74,226
Tauron Polska Energia S.A.	56,779	82,230
Telekomunikacja Polska S.A.	21,729	70,571

Total Poland		1,101,920

Portugal - 0.3%
EDP-Energias de Portugal S.A.	65,179	239,802
Portucel S.A.	13,199	52,926
Portugal Telecom, SGPS, S.A.	9,797	42,659

Total Portugal		335,387

Russia - 3.3%
Gazprom Neft JSC ADR	15,047	340,062
Gazprom OAO ADR	109,539	937,245
Lukoil OAO ADR	8,228	513,839
MegaFon OAO GDR	6,577	220,330
MMC Norilsk Nickel OJSC ADR	29,133	484,190
Mobile Telesystems OJSC ADR	10,261	221,945
Phosagro OAO Reg S GDR	4,506	44,091
Rosneft Oil Co. Reg S GDR	117,748	896,651
Tatneft ADR	3,760	143,707
Uralkali OJSC Reg S GDR	4,893	130,154

Total Russia		3,932,214

Singapore - 1.4%
DBS Group Holdings Ltd.	14,000	189,609
Hutchison Port Holdings Trust Class U	134,827	91,008
Jardine Cycle & Carriage Ltd.	2,000	56,946
Keppel Corp., Ltd.	15,800	140,030
Keppel Land Ltd.	25,000	66,134
Oversea-Chinese Banking Corp., Ltd.	4,000	32,314
SIA Engineering Co., Ltd.	20,000	80,152
Singapore Press Holdings Ltd.	40,000	130,525
Singapore Technologies Engineering Ltd.	44,000	138,001
Singapore Telecommunications Ltd.	158,000	458,007
StarHub Ltd.	31,000	105,330
United Overseas Bank Ltd.	3,000	50,467
Yangzijiang Shipbuilding Holdings Ltd.	122,000	114,502

Total Singapore		1,653,025

South Africa - 1.4%
Exxaro Resources Ltd.(a)	5,366	75,036
FirstRand Ltd.(a)	34,130	116,952
Foschini Group Ltd. (The)(a)	4,981	45,536
Imperial Holdings Ltd.	1,823	35,265
Kumba Iron Ore Ltd.(a)	2,998	126,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
MTN Group Ltd.	15,838	$328,169
Nedbank Group Ltd.(a)	5,541	111,098
RMB Holdings Ltd.	11,487	53,027
Sanlam Ltd.	24,582	124,955
Sasol Ltd.	4,972	244,238
Spar Group Ltd. (The)	4,407	55,347
Truworths International Ltd.(a)	6,119	44,845
Vodacom Group Ltd.(a)	21,640	274,794

Total South Africa		1,636,195

South Korea - 0.4%
Hanwha Life Insurance Co., Ltd.	6,650	47,826
Industrial Bank of Korea*	6,350	73,106
KT Corp.*	4,820	144,095
KT&G Corp.*	1,009	71,228
SK Telecom Co., Ltd.	962	209,656

Total South Korea		545,911

Spain - 3.7%
Abertis Infraestructuras, S.A.	10,088	224,497
ACS Actividades de Construccion y Servicios, S.A.	2,847	98,154
Banco Bilbao Vizcaya Argentaria S.A.	28,102	346,495
Banco de Sabadell S.A.(a)	39,785	103,942
Banco Santander S.A.	199,561	1,789,052
CaixaBank(a)	75,216	392,603
Ebro Foods S.A.(a)	1,820	42,721
Enagas S.A.	2,176	56,955
Ferrovial S.A.	8,432	163,419
Gas Natural SDG S.A.	9,305	239,704
Iberdrola S.A.	55,307	353,235
Indra Sistemas S.A.	2,611	43,732
Mapfre S.A.	38,398	164,710
Red Electrica Corp. S.A.	1,695	113,278
Repsol S.A.	10,676	269,505
Tecnicas Reunidas S.A.(a)	512	27,857
Zardoya Otis S.A.	3,272	59,289

Total Spain		4,489,148

Sweden - 2.5%
Electrolux AB Series B	4,901	128,580
Hennes & Mauritz AB Class B	13,570	625,827
Nordea Bank AB	31,701	427,691
Sandvik AB	9,337	131,857
Skandinaviska Enskilda Banken AB Class A	19,543	258,034
Skanska AB Class B	8,120	166,127
SKF AB Class B	2,270	59,625
Svenska Handelsbanken AB Class A	5,221	256,880
Swedbank AB Class A	9,684	272,912
Swedish Match AB	1,361	43,801
Telefonaktiebolaget LM Ericsson Class B	24,286	296,835
TeliaSonera AB	46,563	388,230

Total Sweden		3,056,399

Switzerland - 4.8%
ABB Ltd.*	10,621	280,408
Adecco S.A.*	1,168	92,720
Clariant AG*	3,470	63,637
Kuehne + Nagel International AG	1,032	135,883
Nestle S.A.	17,900	1,314,297
Novartis AG	17,735	1,419,837
Roche Holding AG - Genusschein	4,688	1,313,600
Swiss Re AG*	5,171	477,068
Swisscom AG	613	324,576
Zurich Insurance Group AG*	1,371	398,497

Total Switzerland		5,820,523

Taiwan - 1.5%
Asia Cement Corp.	92,700	120,060
Chunghwa Telecom Co., Ltd.	95,800	299,260
Compal Electronics, Inc.	66,000	50,602
Far Eastern New Century Corp.	101,880	117,593
Far EasTone Telecommunications Co., Ltd.	21,000	46,152
Formosa Chemicals & Fibre Corp.	20,000	56,369
Formosa Plastics Corp.	29,000	78,330
HTC Corp.	29,000	137,199
Mega Financial Holding Co., Ltd.	106,611	89,786
Nan Ya Plastics Corp.	66,630	154,036
Pou Chen Corp.	46,000	68,760
Quanta Computer, Inc.	62,000	144,580
Siliconware Precision Industries Co.	46,000	54,947
Synnex Technology International Corp.	63,000	99,985
Taiwan Cement Corp.	71,000	110,180
Taiwan Mobile Co., Ltd.	33,800	109,213
United Microelectronics Corp.	253,000	104,838

Total Taiwan		1,841,890

Thailand - 1.0%
Advanced Info Service PCL	29,500	179,101
Bangkok Bank PCL NVDR	1,600	8,667
Banpu PCL NVDR	111,600	102,736
BEC World PCL NVDR	8,260	12,694
Charoen Pokphand Foods PCL NVDR	97,900	95,338
Electricity Generating PCL NVDR	3,364	12,541
Krung Thai Bank PCL NVDR	40,600	20,386
PTT Exploration & Production PCL NVDR	32,300	163,663
PTT Global Chemical PCL NVDR	56,632	136,151
PTT PCL NVDR	24,100	209,757
Ratchaburi Electricity Generating Holding PCL NVDR	16,602	24,756
Shin Corp. PCL NVDR	20,606	42,485
Thai Oil PCL NVDR	30,400	52,039
Thai Union Frozen Products PCL NVDR	44,371	96,884

Total Thailand		1,157,198

Turkey - 0.3%
Arcelik A.S.	5,921	33,484
Ford Otomotiv Sanayi A.S.	8,338	88,095
Tupras Turkiye Petrol Rafinerileri A.S.	5,004	99,917
Turk Telekomunikasyon A.S.	61,527	170,678

Total Turkey		392,174

United Kingdom - 14.4%
Anglo American PLC	13,554	296,324
AstraZeneca PLC	10,580	626,364
Aviva PLC	27,824	207,237
BAE Systems PLC	37,624	271,069
BHP Billiton PLC	16,946	524,568
BP PLC	186,642	1,508,688
British American Tobacco PLC	15,754	844,877
British Land Co. PLC	12,283	127,962
British Sky Broadcasting Group PLC	13,526	189,076
BT Group PLC	60,067	377,450
Carnival PLC	1,289	53,394
Centrica PLC	52,967	305,025
Drax Group PLC	4,429	58,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
GlaxoSmithKline PLC	46,531	$1,241,933
HSBC Holdings PLC	134,859	1,479,537
ICAP PLC	11,240	84,071
IG Group Holdings PLC	10,853	110,728
Imperial Tobacco Group PLC	8,616	333,638
Inmarsat PLC	8,716	109,135
J. Sainsbury PLC	20,151	121,819
Legal & General Group PLC	85,805	316,489
Man Group PLC	34,807	49,002
Marks & Spencer Group PLC	22,664	162,386
National Grid PLC	39,308	513,018
Old Mutual PLC	44,236	138,546
Pearson PLC	7,484	166,222
Pennon Group PLC	7,697	83,947
Prudential PLC	20,203	448,380
Reckitt Benckiser Group PLC	6,016	477,574
Reed Elsevier PLC	16,305	242,776
Rexam PLC	14,154	124,363
Rio Tinto PLC	10,036	566,731
Royal Dutch Shell PLC Class B	27,707	1,046,285
Segro PLC	20,564	113,757
Severn Trent PLC	3,461	97,735
SSE PLC	9,265	210,229
Standard Chartered PLC	15,435	347,673
Standard Life PLC	37,324	222,297
Tesco PLC	51,491	285,140
TUI Travel PLC	26,563	181,743
Unilever PLC	10,298	423,331
United Utilities Group PLC	10,796	120,070
Vedanta Resources PLC	3,104	47,991
Vodafone Group PLC	530,359	2,081,823
WM Morrison Supermarkets PLC	20,553	88,847

Total United Kingdom		17,427,971

United States - 16.5%
Abbott Laboratories	5,207	199,584
AGL Resources, Inc.	1,928	91,060
Altria Group, Inc.	18,344	704,226
Ameren Corp.	3,020	109,203
American Electric Power Co., Inc.	5,484	256,322
AT&T, Inc.	53,757	1,890,096
Bristol-Myers Squibb Co.	11,402	606,016
CA, Inc.	1,491	50,172
Cablevision Systems Corp. Class A	3,449	61,841
CenterPoint Energy, Inc.	2,601	60,291
CenturyLink, Inc.	9,565	304,645
Cincinnati Financial Corp.	2,119	110,972
Cliffs Natural Resources, Inc.(a)	4,769	124,996
ConocoPhillips	12,577	888,565
Consolidated Edison, Inc.	2,683	148,316
Diamond Offshore Drilling, Inc.	1,626	92,552
Diebold, Inc.	944	31,162
Dominion Resources, Inc.	4,119	266,458
Dow Chemical Co. (The)	7,764	344,722
DTE Energy Co.	1,549	102,838
Duke Energy Corp.	5,748	396,670
Eli Lilly & Co.	9,161	467,211
Entergy Corp.	2,267	143,433
Exelon Corp.	7,940	217,477
First Niagara Financial Group, Inc.	5,160	54,799
FirstEnergy Corp.	5,679	187,293
Freeport-McMoRan Copper & Gold, Inc.	8,583	323,922
Frontier Communications Corp.(a)	10,344	48,100
Great Plains Energy, Inc.	3,351	81,228
Hancock Holding Co.	2,661	97,606
Hawaiian Electric Industries, Inc.	2,553	66,531
HCP, Inc.	4,832	175,498
Health Care REIT, Inc.	2,940	157,496
Hospitality Properties Trust	3,941	106,525
Integrys Energy Group, Inc.	1,631	88,743
Intel Corp.	32,070	832,537
Kimberly-Clark Corp.	546	57,035
Kimco Realty Corp.	5,664	111,864
Kinder Morgan, Inc.	5,760	207,360
Leggett & Platt, Inc.	3,545	109,682
Liberty Property Trust	2,952	99,984
Lockheed Martin Corp.	3,085	458,616
Lorillard, Inc.	3,784	191,773
Macerich Co. (The)	1,817	107,003
Merck & Co., Inc.	21,415	1,071,821
New York Community Bancorp, Inc.	6,878	115,894
Newmont Mining Corp.	5,759	132,630
NextEra Energy, Inc.	1,388	118,841
Northeast Utilities	1,178	49,935
Nucor Corp.	3,344	178,503
Old Republic International Corp.	4,019	69,408
Paychex, Inc.	5,156	234,753
Pepco Holdings, Inc.	3,369	64,449
Pfizer, Inc.	50,595	1,549,725
PG&E Corp.	3,423	137,878
Philip Morris International, Inc.	10,526	917,130
Piedmont Natural Gas Co., Inc.	1,375	45,595
Pinnacle West Capital Corp.	1,354	71,654
Plum Creek Timber Co., Inc.	2,952	137,298
PPL Corp.	5,602	168,564
Prudential Financial, Inc.	2,153	198,550
Public Service Enterprise Group, Inc.	4,330	138,733
R.R. Donnelley & Sons Co.	3,344	67,816
Reynolds American, Inc.	6,629	331,384
Safeway, Inc.	1,180	38,433
SCANA Corp.	2,176	102,120
Senior Housing Properties Trust	4,860	108,038
Southern Co. (The)	6,913	284,193
Southern Copper Corp.	5,137	147,483
Spectra Energy Corp.	5,886	209,659
Sysco Corp.	4,722	170,464
TECO Energy, Inc.(a)	6,343	109,353
Verizon Communications, Inc.	23,841	1,171,547
Vornado Realty Trust	1,282	113,829
Waste Management, Inc.	3,933	176,474
Williams Cos., Inc. (The)	3,368	129,904
Windstream Holdings, Inc.(a)	11,011	87,868
Xcel Energy, Inc.	2,944	82,255

Total United States		19,964,604

TOTAL COMMON STOCKS
(Cost: $97,229,694)		119,885,564

EXCHANGE TRADED FUNDS - 0.2%

United States - 0.2%
WisdomTree DEFA Equity Income Fund(b)	4,271	202,488
WisdomTree Equity Income Fund(b)	1,209	66,640

TOTAL EXCHANGE TRADED FUNDS
(Cost: $259,092)		269,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Equity Income Fund (DEW)

December 31, 2013

Investments	Shares	Value
RIGHT - 0.0%

Spain - 0.0%
Repsol S.A., expiring 2/9/2014* (Cost: $6,980)	10,676	$7,297

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%

United States - 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $2,987,971)(d)	2,987,971	2,987,971

TOTAL INVESTMENTS IN SECURITIES - 102.1% (Cost: $100,483,737)(e)		123,149,960
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.1)%		(2,547,267)

NET ASSETS - 100.0%		$120,602,693

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $3,518,700 and the total market value of the collateral held by the Fund was $3,748,288. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $760,317.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.9%

Austria - 1.9%
ams AG	32,787	$3,981,555
CAT Oil AG	82,329	2,291,593
RHI AG	68,152	2,118,140
Schoeller-Bleckmann Oilfield Equipment AG	11,586	1,286,134
Wienerberger AG(a)	106,750	1,695,283
Zumtobel AG	73,991	1,157,199

Total Austria		12,529,904

Belgium - 1.3%
Arseus N.V.	94,639	3,604,471
Barco N.V.	27,358	2,137,473
EVS Broadcast Equipment S.A.	36,558	2,367,125

Total Belgium		8,109,069

Denmark - 2.5%
Aktieselskabet Schouw & Co.	53,473	2,197,548
D/S Norden A/S	57,805	3,042,874
NKT Holding A/S	62,950	3,111,398
Rockwool International A/S Class B	10,310	1,828,115
Royal UNIBREW A/S	42,487	5,775,740

Total Denmark		15,955,675

Finland - 3.0%
Citycon Oyj	792,766	2,796,522
Metsa Board Oyj Class B	370,365	1,607,584
Oriola-KD Oyj Class B	268,278	942,668
PKC Group Oyj	41,812	1,393,703
Raisio PLC Class V	251,346	1,513,515
Rautaruukki Oyj(a)	621,434	5,771,493
Stockmann Oyj Abp Class B(a)	135,548	2,062,032
Tikkurila Oyj	112,873	3,095,113

Total Finland		19,182,630

France - 3.0%
Akka Technologies(a)	21,321	686,593
Alten Ltd.	114,222	5,193,941
Assystem	46,308	1,283,859
Groupe Steria SCA	57,811	1,136,757
IPSOS	98,819	4,237,535
Medica S.A.	77,220	2,019,572
Mersen	37,744	1,310,115
Nexans S.A.	35,668	1,809,901
Saft Groupe S.A.	39,541	1,362,138

Total France		19,040,411

Germany - 10.1%
Aurelius AG	134,294	5,458,985
Bauer AG	32,791	849,692
BayWa AG	41,631	2,166,118
Bechtle AG	38,063	2,594,384
Bertrandt AG	17,946	2,744,884
DMG MORI SEIKI AG	98,175	3,131,737
Drillisch AG	543,542	15,728,442
Grammer AG	25,608	1,222,855
Jenoptik AG	108,296	1,842,946
Leoni AG	127,341	9,533,256
LPKF Laser & Electronics AG	47,462	1,215,136
NORMA Group	53,981	2,684,114
Pfeiffer Vacuum Technology AG	30,595	4,170,727
PNE Wind AG(a)	204,124	786,438
PSI AG fuer Produkte und Systeme der Informationstechnologie(a)	36,904	689,043
QSC AG	418,727	2,478,149
SMA Solar Technology AG(a)	84,572	2,675,665
TAG Immobilien AG(a)	412,199	4,986,947

Total Germany		64,959,518

Ireland - 2.3%
FBD Holdings PLC	72,669	1,740,833
Grafton Group PLC	217,182	2,327,307
Greencore Group PLC	1,382,463	5,106,037
IFG Group PLC(a)	411,524	997,457
Total Produce PLC	1,205,389	1,361,992
UDG Healthcare PLC	641,551	3,442,721

Total Ireland		14,976,347

Italy - 12.4%
Amplifon SpA	278,233	1,548,133
Ansaldo STS SpA	307,956	3,331,130
Astaldi SpA(a)	232,440	2,451,824
ASTM SpA	116,176	1,840,974
Banca Popolare di Sondrio SCARL	285,188	1,645,778
Brembo SpA	197,434	5,326,819
Brunello Cucinelli SpA(a)	31,906	1,135,612
Danieli & C Officine Meccaniche SpA	55,557	1,910,041
Danieli & C Officine Meccaniche SpA RSP	87,221	1,953,025
ERG SpA	465,417	6,249,674
Esprinet SpA	90,457	669,345
Geox SpA(a)	801,339	2,915,100
Indesit Co. SpA	281,884	3,728,850
Interpump Group SpA	202,095	2,428,317
Intesa Sanpaolo SpA RSP	5,206,562	10,496,117
Iren SpA	1,905,324	2,922,115
Italcementi SpA(a)	277,754	2,380,587
Piaggio & C. SpA	1,010,128	3,357,276
Reply SpA	19,073	1,495,425
Salini Impregilo SpA	912,070	6,140,658
Trevi Finanziaria Industriale SpA(a)	119,467	1,035,457
Unipol Gruppo Finanziario SpA	2,410,557	14,429,142

Total Italy		79,391,399

Netherlands - 4.1%
BE Semiconductor Industries N.V.	167,292	1,893,721
BinckBank N.V.	508,429	5,400,144
Brunel International N.V.	52,163	3,197,851
Corbion N.V.(a)	302,983	6,429,427
Koninklijke BAM Groep N.V.(a)	461,149	2,403,870
Koninklijke Ten Cate N.V.	73,849	2,330,309
Unit 4 N.V.	53,668	2,836,421
USG People N.V.	133,426	1,781,180

Total Netherlands		26,272,923

Norway - 6.9%
Atea ASA	928,230	9,141,769
Austevoll Seafood ASA	757,361	4,431,676
Borregaard ASA	424,994	2,115,566
Cermaq ASA(a)	81,214	1,445,744
Ekornes ASA(a)	216,997	2,941,890
Kvaerner ASA(a)	3,034,054	5,751,192
Leroey Seafood Group ASA	238,076	6,945,854
Sparebank 1 Nord-Norge	241,891	1,415,418
SpareBank 1 SMN	428,288	3,882,713
Tomra Systems ASA	252,578	2,352,235
Veidekke ASA	512,435	4,121,880

Total Norway		44,545,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2013

Investments	Shares	Value
Portugal - 0.2%
Altri, SGPS, S.A.	357,752	$1,104,240

Spain - 3.6%
Abengoa S.A.(a)	722,402	2,408,949
Abengoa S.A. Class B	1,181,319	3,542,088
Atresmedia Corp de Medios de Comunicaion S.A.*	337,408	5,588,473
Caja de Ahorros del Mediterraneo*(a)	7,768	14,343
Duro Felguera S.A.	843,499	5,695,265
Ence Energia y Celulosa S.A.	595,426	2,235,773
Faes Farma S.A.	424,348	1,543,688
Melia Hotels International S.A.(a)	157,409	2,024,777
Pescanova S.A.†	3,781	0

Total Spain		23,053,356

Sweden - 14.9%
AF AB Class B	106,101	3,716,988
B&B Tools AB Class B	86,626	1,588,175
Bilia AB Class A	153,105	3,909,510
BioGaia AB Class B	80,562	3,179,782
Byggmax Group AB	359,552	2,709,544
Clas Ohlson AB Class B(a)	343,555	6,459,108
Concentric AB	140,656	1,593,237
Duni AB	307,471	3,985,451
Gunnebo AB	238,732	1,486,825
Holmen AB Class B	331,175	12,060,821
Indutrade AB	96,777	4,045,811
Intrum Justitia AB	217,257	6,088,852
Kungsleden AB	387,360	2,605,479
Loomis AB Class B	195,361	4,638,706
Mekonomen AB(a)	133,448	4,114,020
New Wave Group AB Class B	260,045	1,332,090
Nobia AB	219,221	1,860,235
Nolato AB Class B	147,204	3,357,735
Peab AB	1,057,754	6,480,650
Skandinaviska Enskilda Banken AB Class C	159,133	1,979,685
SkiStar AB(a)	153,814	1,897,948
SSAB AB Class A(a)	805,843	6,185,666
Svenska Handelsbanken AB Class B	65,251	3,063,117
Transmode Holding AB	78,511	1,399,668
Wihlborgs Fastigheter AB	353,452	6,342,500

Total Sweden		96,081,603

Switzerland - 8.6%
Ascom Holding AG*	116,019	1,956,805
Basilea Pharmaceutica AG*	68,819	8,155,982
Bellevue Group AG	125,007	1,897,559
Implenia AG*(a)	38,029	2,781,567
Kardex AG*	23,586	1,039,603
Kudelski S.A.	96,379	1,473,834
Logitech International S.A.(a)	1,656,902	22,822,342
Nobel Biocare Holding AG*	215,902	3,374,417
Swissquote Group Holding S.A.	39,098	1,721,130
Tecan Group AG	20,753	2,461,845
Temenos Group AG*	89,466	2,535,046
Valiant Holding AG	40,724	3,656,391
Zehnder Group AG	27,380	1,262,248

Total Switzerland		55,138,769

United Kingdom - 25.1%
A.G. BARR PLC	115,014	1,078,184
Abbey Protection PLC	533,506	1,002,907
Abcam PLC	141,586	1,151,403
African Barrick Gold PLC	1,487,747	4,578,259
Alent PLC	179,056	1,052,793
Bank of Georgia Holdings PLC	60,731	2,409,026
Betfair Group PLC	64,533	1,154,333
Big Yellow Group PLC	153,514	1,215,350
Bodycote PLC	144,613	1,604,751
Bovis Homes Group PLC	73,339	963,238
Brewin Dolphin Holdings PLC	420,979	2,126,600
Cable & Wireless Communications PLC	6,781,610	6,318,019
Carillion PLC	837,186	4,582,675
Central Asia Metals PLC(a)	215,668	503,652
Chemring Group PLC	218,588	810,961
Chesnara PLC	404,038	2,153,111
Cineworld Group PLC	297,672	1,873,472
Computacenter PLC	232,359	2,455,307
Cranswick PLC	62,092	1,219,680
CSR PLC	113,094	1,183,811
Dairy Crest Group PLC	270,949	2,423,298
Darty PLC	668,368	1,303,473
De La Rue PLC	153,795	2,218,636
Dechra Pharmaceuticals PLC	83,840	975,491
Development Securities PLC	218,775	966,558
Devro PLC	213,376	1,017,803
Diploma PLC	138,225	1,545,311
Domino Printing Sciences PLC	159,427	2,019,989
E2V Technologies PLC	396,228	984,378
Elementis PLC	422,340	1,880,956
EMIS Group PLC	57,569	620,004
F&C Asset Management PLC	979,819	1,492,998
Fenner PLC	197,863	1,589,395
Ferrexpo PLC	635,346	2,009,876
Fidessa Group PLC	35,656	1,330,514
Galliford Try PLC	101,616	1,967,443
Genus PLC	33,693	723,778
Go-Ahead Group PLC	84,807	2,469,313
Greggs PLC	230,352	1,642,445
Halfords Group PLC	564,481	4,169,748
Hansteen Holdings PLC	1,223,067	2,191,811
Helical Bar PLC	196,205	1,061,009
Hill & Smith Holdings PLC	153,725	1,312,498
Homeserve PLC	392,106	1,787,867
Huntsworth PLC	663,096	757,794
Interserve PLC	183,711	1,895,609
ITE Group PLC	204,647	1,040,904
JD Wetherspoon PLC	129,367	1,631,620
John Menzies PLC	104,519	1,225,615
Kcom Group PLC	1,244,740	2,025,521
Keller Group PLC	53,983	1,027,313
Kier Group PLC	76,321	2,319,561
Laird PLC	610,834	2,804,413
Marshalls PLC	476,585	1,391,218
Marston’s PLC	1,050,409	2,498,265
Micro Focus International PLC	208,435	2,651,291
Mitie Group PLC	465,289	2,449,847
Moneysupermarket.com Group PLC	737,242	2,205,228
Morgan Advanced Materials PLC	322,528	1,699,248
National Express Group PLC	715,609	3,261,744
Novae Group PLC	181,486	1,884,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

December 31, 2013

Investments	Shares	Value
Numis Corp. PLC	319,199	$1,399,662
Pace PLC	167,234	881,354
PayPoint PLC	50,064	838,305
Photo-Me International PLC	570,734	1,245,403
Polar Capital Holdings PLC	142,770	1,159,258
Premier Farnell PLC	821,544	3,022,073
Rank Group PLC	450,555	1,007,412
Restaurant Group PLC	220,158	2,158,648
RPC Group PLC	266,313	2,602,376
Savills PLC	128,877	1,378,902
Schroders PLC Non-Voting Shares	50,421	1,683,556
SDL PLC	83,051	494,847
Senior PLC	252,391	1,284,165
Shanks Group PLC	691,897	1,243,360
SIG PLC	359,530	1,260,017
Smiths News PLC	482,551	1,886,170
Spirent Communications PLC	487,373	837,885
Spirit Pub Co. PLC	864,555	1,098,997
ST Modwen Properties PLC	158,064	961,567
Sthree PLC	186,580	1,116,345
Synthomer PLC	407,926	1,719,471
Ted Baker PLC	40,441	1,533,850
Telecom Plus PLC	73,266	2,147,837
TT electronics PLC	263,153	858,618
Tullett Prebon PLC	565,785	3,528,109
Vesuvius PLC	379,796	3,208,087
Vitec Group PLC (The)	97,325	1,030,032
WH Smith PLC	211,127	3,500,285
Workspace Group PLC	192,913	1,687,023
WS Atkins PLC	111,699	2,623,319

Total United Kingdom		161,308,922

TOTAL COMMON STOCKS (Cost: $575,181,790)		641,650,703

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(a)(b) (Cost: $284,085)	5,154	304,756

RIGHTS - 0.0%

Spain - 0.0%
Faes Farma S.A. expiring 2/10/2014* (Cost: $22,346)	405,478	23,467

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.3%

United States - 3.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $21,049,474)(d)	21,049,474	21,049,474

TOTAL INVESTMENTS IN SECURITIES - 103.2% (Cost: $596,537,695)(e)		663,028,400
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (3.2)%		(20,602,579)

NET ASSETS - 100.0%		$642,425,821

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $19,982,112 and the total market value of the collateral held by the Fund was $21,049,474.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.2%
Japan - 99.2%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	115,700	$4,656,401
Yusen Logistics Co., Ltd.	406,600	5,141,253

Total Air Freight & Logistics		9,797,654

Airlines - 0.9%
Japan Airlines Co., Ltd.	2,348,900	115,986,785

Auto Components - 6.0%
Aisan Industry Co., Ltd.	394,100	3,790,829
Aisin Seiki Co., Ltd.	2,092,108	84,994,065
Akebono Brake Industry Co., Ltd.(a)	834,048	3,713,757
Bridgestone Corp.	2,626,385	99,453,045
Calsonic Kansei Corp.	1,900,000	9,815,898
Daido Metal Co., Ltd.	357,000	3,573,227
Denso Corp.	4,505,279	237,898,277
Eagle Industry Co., Ltd.	223,000	3,710,832
Exedy Corp.	384,715	11,255,398
FCC Co., Ltd.(a)	288,772	5,758,680
Keihin Corp.	436,934	6,776,104
Kinugawa Rubber Industrial Co., Ltd.	688,930	3,421,545
Koito Manufacturing Co., Ltd.	608,501	11,619,443
KYB Co., Ltd.	1,541,000	8,107,826
Musashi Seimitsu Industry Co., Ltd.	169,700	3,671,546
NGK Spark Plug Co., Ltd.	853,000	20,208,078
NHK Spring Co., Ltd.	1,382,500	15,600,067
Nifco, Inc.(a)	390,045	10,338,855
Nissin Kogyo Co., Ltd.	415,946	8,817,161
NOK Corp.	653,200	10,689,349
Pacific Industrial Co., Ltd.	409,300	2,850,555
Press Kogyo Co., Ltd.(a)	815,000	3,380,810
Riken Corp.	643,000	2,801,903
Sanden Corp.(a)	4,008,000	19,028,514
Showa Corp.	584,400	9,418,901
Stanley Electric Co., Ltd.	955,607	21,893,361
Sumitomo Rubber Industries Ltd.	1,716,991	24,405,923
Takata Corp.	376,800	10,808,734
Tokai Rika Co., Ltd.	497,314	9,898,491
Tokai Rubber Industries Ltd.	533,300	5,216,045
Toyo Tire & Rubber Co., Ltd.	1,245,678	7,099,197
Toyoda Gosei Co., Ltd.	797,734	18,572,428
Toyota Boshoku Corp.	799,536	9,988,019
TPR Co., Ltd.	286,900	4,872,428
TS Tech Co., Ltd.	326,532	11,013,329
Unipres Corp.	311,200	5,838,794
Yokohama Rubber Co., Ltd. (The)	2,583,917	25,395,426

Total Auto Components		755,696,840

Automobiles - 13.3%
Daihatsu Motor Co., Ltd.	4,494,969	76,209,836
Fuji Heavy Industries Ltd.	1,717,867	49,278,046
Honda Motor Co., Ltd.	13,095,777	539,505,394
Isuzu Motors Ltd.	6,684,770	41,594,972
Nissan Motor Co., Ltd.	36,791,300	309,438,268
Suzuki Motor Corp.	1,589,736	42,774,116
Toyota Motor Corp.	9,794,017	598,235,946
Yamaha Motor Co., Ltd.	968,900	14,537,418

Total Automobiles		1,671,573,996

Beverages - 0.6%
Kirin Holdings Co., Ltd.(a)	5,617,745	80,868,162

Building Products - 1.3%
Asahi Glass Co., Ltd.(a)	14,949,406	93,020,423
Central Glass Co., Ltd.	1,360,000	4,528,804
Daikin Industries Ltd.	875,249	54,544,322
Okabe Co., Ltd.	428,300	5,052,966
Sanwa Holdings Corp.	1,599,831	10,852,761

Total Building Products		167,999,276

Capital Markets - 0.9%
GCA Savvian Corp.	161,600	1,559,035
Monex Group, Inc.	1,411,441	6,324,996
Nomura Holdings, Inc.	14,538,356	111,902,669

Total Capital Markets		119,786,700

Chemicals - 7.3%
ADEKA Corp.	779,300	8,585,980
Asahi Kasei Corp.	10,230,522	80,205,034
Chugoku Marine Paints Ltd.	350,000	1,858,142
Daicel Corp.	1,894,542	15,429,598
Denki Kagaku Kogyo K.K.	5,289,076	21,839,674
DIC Corp.	8,676,857	26,417,337
Fujimi, Inc.	447,100	5,797,986
Gun Ei Chemical Industry Co., Ltd.(a)	486,000	2,205,623
Hitachi Chemical Co., Ltd.	1,668,115	26,615,564
JSP Corp.	278,319	4,242,111
JSR Corp.	1,531,961	29,675,777
Kaneka Corp.	3,719,160	24,415,778
Kansai Paint Co., Ltd.	906,000	13,404,025
Kumiai Chemical Industry Co., Ltd.	381,000	2,591,837
Kuraray Co., Ltd.	3,895,037	46,434,341
Kureha Corp.	1,945,000	9,955,854
Lintec Corp.	458,847	8,504,200
Mitsubishi Chemical Holdings Corp.	13,057,163	60,375,636
Mitsubishi Gas Chemical Co., Inc.	3,203,564	23,591,252
Mitsui Chemicals, Inc.	8,267,188	19,978,743
Nihon Nohyaku Co., Ltd.	256,000	3,660,796
Nihon Parkerizing Co., Ltd.	198,000	4,135,008
Nippon Paint Co., Ltd.	1,049,000	17,455,887
Nippon Shokubai Co., Ltd.	942,000	10,414,386
Nippon Soda Co., Ltd.	821,000	5,233,528
Nippon Synthetic Chemical Industry Co., Ltd. (The)	448,000	4,019,447
Nissan Chemical Industries Ltd.	1,228,553	19,508,634
Nitto Denko Corp.	1,042,514	43,989,816
Sakata INX Corp.	328,000	3,123,809
Sanyo Chemical Industries Ltd.	1,017,000	6,976,424
Shikoku Chemicals Corp.	253,000	1,918,472
Shin-Etsu Chemical Co., Ltd.	2,348,589	137,199,338
Shin-Etsu Polymer Co., Ltd.	484,334	1,746,469
Showa Denko K.K.(a)	10,922,312	15,483,797
Sumitomo Bakelite Co., Ltd.	2,005,000	7,210,789
Taiyo Holdings Co., Ltd.(a)	414,033	13,038,859
Taiyo Nippon Sanso Corp.	3,088,953	21,983,130
Teijin Ltd.	5,665,095	12,612,456
Tokai Carbon Co., Ltd.	3,049,000	10,646,335
Toray Industries, Inc.	8,986,514	62,244,253
Tosoh Corp.	4,123,614	19,185,074
Toyo Ink SC Holdings Co., Ltd.	3,322,322	16,405,358
Toyobo Co., Ltd.	8,086,513	14,925,870
Ube Industries Ltd.	11,523,923	24,669,451
Zeon Corp.	1,200,000	11,245,897

Total Chemicals		921,157,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2013

Investments	Shares	Value
Commercial Banks - 5.0%
Mitsubishi UFJ Financial Group, Inc.	95,113,678	$628,028,091

Commercial Services & Supplies - 0.1%
Sato Holdings Corp.(a)	313,167	7,106,259

Communications Equipment - 0.0%
Hitachi Kokusai Electric, Inc.	419,000	5,900,005

Computers & Peripherals - 0.4%
Eizo Corp.	270,900	6,922,957
Roland DG Corp.	97,800	3,345,141
Seiko Epson Corp.(a)	1,147,354	30,838,448
Wacom Co., Ltd.(a)	920,400	6,462,634

Total Computers & Peripherals		47,569,180

Construction & Engineering - 0.7%
Chiyoda Corp.	1,833,769	26,624,152
JGC Corp.	1,179,018	46,272,292
Penta-Ocean Construction Co., Ltd.(a)	1,495,043	5,248,759
Sumitomo Densetsu Co., Ltd.(a)	164,960	2,379,329
Taikisha Ltd.	312,800	6,955,079
Toyo Engineering Corp.	615,000	2,504,353

Total Construction & Engineering		89,983,964

Consumer Finance - 0.2%
Hitachi Capital Corp.	786,558	22,937,066

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	137,491	4,264,504

Electrical Equipment - 2.8%
Daihen Corp.	822,000	3,816,526
Denyo Co., Ltd.	158,800	2,254,218
Fuji Electric Co., Ltd.	4,700,869	22,004,924
Fujikura Ltd.	2,275,577	10,673,702
Furukawa Electric Co., Ltd.	4,377,000	10,994,034
GS Yuasa Corp.	1,898,920	10,930,466
IDEC Corp.	426,861	3,764,808
Mitsubishi Electric Corp.	9,020,114	113,282,436
Nidec Corp.(a)	763,572	74,827,949
Nippon Carbon Co., Ltd.(a)	530,624	999,606
Nissin Electric Co., Ltd.	562,000	3,438,143
Sanyo Denki Co., Ltd.	428,000	2,667,238
Sumitomo Electric Industries Ltd.	4,990,683	83,284,886
Tatsuta Electric Wire and Cable Co., Ltd.(a)	370,336	2,237,414
Ushio, Inc.	974,009	12,936,745

Total Electrical Equipment		358,113,095

Electronic Equipment, Instruments & Components - 7.0%
Amano Corp.	842,133	7,731,871
Anritsu Corp.	1,001,652	11,026,225
Citizen Holdings Co., Ltd.	1,882,185	15,866,190
Enplas Corp.	54,264	3,727,568
FUJIFILM Holdings Corp.	3,295,695	93,472,877
Hakuto Co., Ltd.(a)	367,919	3,675,515
Hamamatsu Photonics K.K.	423,985	16,962,627
Hitachi High-Technologies Corp.	484,119	12,164,581
Hitachi Ltd.	25,615,028	193,992,315
Horiba Ltd.	270,700	9,246,116
Hoya Corp.	4,848,757	134,799,181
Ibiden Co., Ltd.	1,831,001	34,249,065
Japan Aviation Electronics Industry Ltd.	376,000	4,836,611
Keyence Corp.	26,110	11,178,821
KOA Corp.	252,546	2,592,618
Kyocera Corp.	1,658,218	82,828,072
Macnica, Inc.	120,600	3,224,261
Murata Manufacturing Co., Ltd.	1,031,056	91,623,263
Nichicon Corp.	500,700	4,849,556
Nippon Electric Glass Co., Ltd.	5,020,301	26,366,073
Ohara, Inc.	193,500	1,185,614
Optex Co., Ltd.	157,300	2,560,680
Ryosan Co., Ltd.	435,145	9,265,539
Sanshin Electronics Co., Ltd.	470,354	3,257,863
Shimadzu Corp.	1,298,000	11,299,843
SIIX Corp.	316,700	3,847,827
Star Micronics Co., Ltd.(a)	819,100	9,554,413
Taiyo Yuden Co., Ltd.(a)	154,800	2,019,227
TDK Corp.(a)	906,868	43,486,178
Topcon Corp.	333,600	5,065,654
UKC Holdings Corp.	145,500	2,397,660
Yaskawa Electric Corp.	798,000	12,626,174
Yokogawa Electric Corp.	945,438	14,527,210

Total Electronic Equipment, Instruments & Components		885,507,288

Energy Equipment & Services - 0.0%
Modec, Inc.	133,600	3,838,752
Toyo Kanestu K.K.	349,775	981,720

Total Energy Equipment & Services		4,820,472

Food & Staples Retailing - 1.8%
Seven & I Holdings Co., Ltd.	5,607,224	222,997,919

Food Products - 0.9%
Ajinomoto Co., Inc.	3,364,513	48,720,696
Fuji Oil Co., Ltd.	480,622	7,165,546
Kikkoman Corp.	743,000	14,039,275
Nisshin Oillio Group Ltd. (The)(a)	1,115,000	3,628,086
Sakata Seed Corp.	338,900	4,301,342
Toyo Suisan Kaisha Ltd.	592,000	17,798,582
Yakult Honsha Co., Ltd.	345,487	17,454,317

Total Food Products		113,107,844

Health Care Equipment & Supplies - 0.4%
Mani, Inc.	79,700	2,718,467
Nikkiso Co., Ltd.	309,000	3,892,450
Nipro Corp.(a)	767,833	6,947,426
Sysmex Corp.	175,630	10,376,883
Terumo Corp.	587,028	28,316,750

Total Health Care Equipment & Supplies		52,251,976

Household Durables - 1.3%
Casio Computer Co., Ltd.(a)	2,497,357	30,579,882
Foster Electric Co., Ltd.	56,100	1,034,945
Fujitsu General Ltd.	473,000	5,049,294
JVCKENWOOD Corp.	1,212,013	2,398,541
Rinnai Corp.	175,100	13,644,156
Sekisui Chemical Co., Ltd.	3,637,000	44,638,504
Sony Corp.(a)	3,640,921	63,254,096

Total Household Durables		160,599,418

Household Products - 0.3%
Pigeon Corp.	189,200	9,180,534
Unicharm Corp.	428,387	24,454,802

Total Household Products		33,635,336

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2013

Investments	Shares	Value
Industrial Conglomerates - 0.8%
Nisshinbo Holdings, Inc.	1,063,000	$10,224,946
Toshiba Corp.	21,441,618	90,168,833

Total Industrial Conglomerates		100,393,779

Insurance - 1.0%
MS&AD Insurance Group Holdings	4,702,200	126,250,972

Leisure Equipment & Products - 0.5%
Dunlop Sports Co., Ltd.	284,609	3,411,896
Mizuno Corp.(a)	842,000	4,277,893
Nikon Corp.	1,585,046	30,296,917
Tamron Co., Ltd.(a)	295,900	7,184,594
Tomy Co., Ltd.	511,400	2,281,971
Yamaha Corp.	661,607	10,505,895

Total Leisure Equipment & Products		57,959,166

Machinery - 8.8%
Aida Engineering Ltd.	425,600	4,612,135
Amada Co., Ltd.	2,636,893	23,256,742
Anest Iwata Corp.	93,000	578,678
Asahi Diamond Industrial Co., Ltd.	479,600	4,932,664
CKD Corp.	388,400	4,216,397
Daifuku Co., Ltd.	586,500	7,499,700
Ebara Corp.	1,792,158	11,526,557
FANUC Corp.	1,043,089	191,041,941
Fujitec Co., Ltd.	571,000	7,426,450
Furukawa Co., Ltd.	1,706,000	3,376,129
Hino Motors Ltd.	3,211,610	50,478,852
Hitachi Construction Machinery Co., Ltd.	1,402,200	29,950,421
Hitachi Koki Co., Ltd.	1,288,311	9,450,433
Hitachi Zosen Corp.	984,781	7,542,445
Hoshizaki Electric Co., Ltd.	308,269	10,969,279
IHI Corp.	8,765,882	37,864,140
Japan Steel Works Ltd. (The)	2,723,313	15,235,317
JTEKT Corp.	1,684,978	28,696,167
Kawasaki Heavy Industries Ltd.	9,205,510	38,624,518
Kitz Corp.	1,148,900	5,771,554
Komatsu Ltd.	6,336,706	128,838,216
Kubota Corp.	4,820,820	79,762,200
Makino Milling Machine Co., Ltd.	583,000	5,025,432
Makita Corp.	585,769	30,763,949
Minebea Co., Ltd.	2,771,701	20,279,131
Mitsubishi Heavy Industries Ltd.	15,402,198	95,398,229
Mitsui Engineering & Shipbuilding Co., Ltd.	6,153,315	12,704,147
Nabtesco Corp.	815,900	18,824,580
NGK Insulators Ltd.	2,001,939	38,055,983
Nippon Thompson Co., Ltd.	534,000	2,962,009
Nitta Corp.	168,500	3,712,916
Noritake Co., Ltd.	3,287,600	8,070,033
NSK Ltd.	2,466,366	30,693,180
Obara Group, Inc.	82,600	2,585,548
Oiles Corp.	294,000	5,944,056
OKUMA Corp.	944,000	10,409,552
OSG Corp.	465,024	7,901,935
Ryobi Ltd.	823,000	3,312,202
Sintokogio, Ltd.	431,000	3,235,422
SMC Corp.	187,020	47,153,133
Sodick Co., Ltd.	354,184	1,573,702
Sumitomo Heavy Industries Ltd.	3,854,186	17,748,214
Tadano Ltd.	476,000	6,385,614
THK Co., Ltd.	449,879	11,231,459
Torishima Pump Manufacturing Co., Ltd.	283,456	2,837,122
Toshiba Machine Co., Ltd.	1,096,000	6,340,022
Tsubakimoto Chain Co.	723,000	5,516,826
Tsugami Corp.(a)	479,290	2,872,867
Union Tool Co.	67,540	1,550,583

Total Machinery		1,104,738,781

Marine - 0.4%
Kawasaki Kisen Kaisha, Ltd.	5,094,000	12,891,908
Nippon Yusen K.K.	10,499,763	33,565,676

Total Marine		46,457,584

Metals & Mining - 1.8%
Hitachi Metals Ltd.	1,572,018	22,225,572
JFE Holdings, Inc.	1,773,062	42,207,327
Mitsubishi Materials Corp.	5,654,000	20,872,004
Mitsui Mining & Smelting Co., Ltd.	2,713,000	8,337,367
Nippon Steel Sumitomo Metal Corp.	12,429,261	41,625,992
OSAKA Titanium Technologies Co.(a)	70,700	1,232,987
Sumitomo Metal Mining Co., Ltd.	5,590,000	73,235,622
Topy Industries Ltd.	1,633,000	3,029,685
Yamato Kogyo Co., Ltd.	296,296	9,472,000
Yodogawa Steel Works Ltd.	1,188,000	5,120,251

Total Metals & Mining		227,358,807

Office Electronics - 5.6%
Brother Industries Ltd.	2,209,093	30,202,813
Canon, Inc.(a)	17,884,656	566,632,458
Konica Minolta Holdings, Inc.	3,692,638	36,854,358
Ricoh Co., Ltd.	6,107,078	64,960,879
RISO KAGAKU Corp.	244,700	5,035,784
Toshiba TEC Corp.	1,252,531	8,687,456

Total Office Electronics		712,373,748

Oil, Gas & Consumable Fuels - 0.9%
Inpex Corp.	8,651,846	110,962,261

Personal Products - 1.6%
Kao Corp.	3,688,280	116,152,484
Mandom Corp.	153,900	4,875,953
Shiseido Co., Ltd.	4,816,922	77,497,884

Total Personal Products		198,526,321

Pharmaceuticals - 9.4%
Astellas Pharma, Inc.	4,082,123	241,964,001
Daiichi Sankyo Co., Ltd.	8,872,921	162,338,871
Dainippon Sumitomo Pharma Co., Ltd.(a)	1,941,311	30,383,489
Eisai Co., Ltd.	3,907,777	151,507,457
Kyowa Hakko Kirin Co., Ltd.(a)	3,875,470	42,735,072
Shionogi & Co., Ltd.	2,541,277	55,126,888
Takeda Pharmaceutical Co., Ltd.	10,854,829	498,306,930

Total Pharmaceuticals		1,182,362,708

Road & Rail - 0.3%
Nippon Express Co., Ltd.	8,386,000	40,611,522

Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp.(a)	587,500	7,305,671
Disco Corp.	89,100	5,917,111
Lasertec Corp.(a)	264,756	2,564,308
Rohm Co., Ltd.	341,883	16,654,212
Sanken Electric Co., Ltd.*	712,000	5,249,988

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

December 31, 2013

Investments	Shares	Value
Shinko Electric Industries Co., Ltd.(a)	894,210	$7,418,782
Tokyo Electron Ltd.	622,553	34,117,362
Tokyo Seimitsu Co., Ltd.	119,000	2,505,561

Total Semiconductors & Semiconductor Equipment		81,732,995

Software - 0.9%
Capcom Co., Ltd.	1,468,000	26,355,702
Konami Corp.	1,139,500	26,334,099
Square Enix Holdings Co., Ltd.(a)	1,122,600	19,652,576
Trend Micro, Inc.	1,062,008	37,183,668

Total Software		109,526,045

Specialty Retail - 1.2%
Fast Retailing Co., Ltd.	343,600	141,879,454
Sanrio Co., Ltd.(a)	363,835	15,317,729

Total Specialty Retail		157,197,183

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	1,050,092	17,933,639
Descente Ltd.	332,424	2,255,062
Japan Vilene Co., Ltd.	615,000	3,469,816
Kurabo Industries Ltd.	1,664,653	2,945,868
Seiko Holdings Corp.	735,000	3,622,378
Seiren Co., Ltd.	363,110	2,888,159

Total Textiles, Apparel & Luxury Goods		33,114,922

Tobacco - 3.4%
Japan Tobacco, Inc.	13,186,845	429,085,295

Trading Companies & Distributors - 10.4%
Daiichi Jitsugyo Co., Ltd.	290,000	1,299,558
Hanwa Co., Ltd.	3,224,000	17,269,512
Inabata & Co., Ltd.	788,886	8,646,560
ITOCHU Corp.	17,105,394	211,406,753
Kuroda Electric Co., Ltd.(a)	357,387	5,365,650
Marubeni Corp.	19,562,278	140,707,694
MISUMI Group, Inc.	383,100	12,046,482
Mitsubishi Corp.	17,235,000	330,745,397
Mitsui & Co., Ltd.	21,216,089	295,719,237
Nagase & Co., Ltd.	1,404,500	17,024,242
Nippon Steel Trading Co., Ltd.	1,958,000	7,321,193
Sojitz Corp.	7,108,358	12,647,000
Sumitomo Corp.	15,373,077	193,214,735
Toyota Tsusho Corp.	2,121,810	52,548,132

Total Trading Companies & Distributors		1,305,962,145

TOTAL COMMON STOCKS (Cost: $11,938,925,963)		12,504,303,839

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.1%

United States - 6.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $772,028,622)(c)	772,028,622	772,028,622

TOTAL INVESTMENTS IN SECURITIES - 105.3% (Cost: $12,710,954,585)(d)		13,276,332,461
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (5.3)%		(665,854,626)

NET ASSETS - 100.0%		$12,610,477,835

*	Non-income producing security.
(a)	Security or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $734,034,618 and the total market value of the collateral held by the Fund was $772,028,622.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 1.5%
Ansell Ltd.	2,117	$39,149
CSL Ltd.	6,034	372,268
Orica Ltd.	13,767	293,875
REA Group Ltd.	1,760	59,456
Seek Ltd.	7,328	87,916
TPG Telecom Ltd.	14,854	70,698

Total Australia		923,362

Austria - 0.8%
Andritz AG	2,003	125,830
OMV AG	7,179	344,153

Total Austria		469,983

Brazil - 4.9%
Ambev S.A.	147,000	1,079,173
CCR S.A.	43,716	329,271
Cia de Saneamento Basico do Estado de Sao Paulo	5,100	57,199
Cia Hering	5,308	67,271
Cielo S.A.	18,520	515,349
Duratex S.A.	9,900	55,181
EcoRodovias Infraestrutura e Logistica S.A.	6,600	41,403
Estacio Participacoes S.A.	600	5,191
Localiza Rent a Car S.A.	1,428	20,144
Lojas Americanas S.A.	1,500	8,691
Lojas Renner S.A.	2,700	69,810
M Dias Branco S.A.	912	38,656
Marisa Lojas S.A.	1,600	12,614
Mills Estruturas e Servicos de Engenharia S.A.	600	8,393
Raia Drogasil S.A.	565	3,540
Souza Cruz S.A.	31,600	322,931
Ultrapar Participacoes S.A.	9,000	213,437
WEG S.A.	9,400	124,151

Total Brazil		2,972,405

Canada - 3.1%
Agrium, Inc.	1,905	174,220
Alimentation Couche-Tard, Inc. Class B	351	26,389
Canadian National Railway Co.	9,800	558,577
Canadian Pacific Railway Ltd.	1,400	211,680
Eldorado Gold Corp.	8,900	50,510
Ensign Energy Services, Inc.(a)	2,600	40,939
Gildan Activewear, Inc.	600	31,968
MacDonald Dettwiler & Associates Ltd.	700	54,221
Potash Corp. of Saskatchewan, Inc.	12,600	415,296
Ritchie Bros. Auctioneers, Inc.	1,700	38,976
Saputo, Inc.	1,600	72,870
ShawCor Ltd.	600	23,989
Silver Wheaton Corp.	4,500	90,847
Tim Hortons, Inc.	1,800	105,018

Total Canada		1,895,500

Chile - 0.3%
CFR Pharmaceuticals S.A.	78,995	17,740
S.A.C.I. Falabella	18,263	163,809

Total Chile		181,549

China - 2.2%
Air China Ltd. Class H	34,000	25,389
Anhui Conch Cement Co., Ltd. Class H	17,500	64,888
China International Marine Containers Group Co., Ltd. Class H	24,300	51,710
Far East Horizon Ltd.	117,000	100,043
Great Wall Motor Co., Ltd. Class H	15,000	82,799
PetroChina Co., Ltd. Class H	636,000	697,211
Ping An Insurance Group Co. of China Ltd. Class H	23,500	210,489
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	28,000	37,773
Tsingtao Brewery Co., Ltd. Class H	2,000	16,908
Wumart Stores, Inc. Class H	7,250	11,781
Zhuzhou CSR Times Electric Co., Ltd. Class H	17,000	61,170

Total China		1,360,161

Denmark - 2.8%
Coloplast A/S Class B	2,015	133,611
GN Store Nord A/S	633	15,573
Novo Nordisk A/S Class B	7,815	1,434,793
Novozymes A/S Class B	2,444	103,329

Total Denmark		1,687,306

Finland - 1.3%
Kone Oyj Class B	9,528	430,634
Nokian Renkaat Oyj	4,090	196,521
Wartsila Oyj Abp	3,857	190,109

Total Finland		817,264

France - 1.4%
Bureau Veritas S.A.	6,369	186,449
Hermes International	703	255,252
Iliad S.A.	77	15,799
JC Decaux S.A.	3,254	134,381
SEB S.A.	694	62,829
Technip S.A.	1,482	142,662
Vallourec S.A.	1,339	73,065

Total France		870,437

Germany - 5.1%
CTS Eventim AG	585	29,673
Fielmann AG	747	87,524
Hugo Boss AG	1,764	251,578
Infineon Technologies AG	11,732	125,449
MTU Aero Engines AG	530	52,137
SAP AG	12,829	1,101,498
Symrise AG	1,923	88,768
United Internet AG Registered Shares	2,301	98,037
Volkswagen AG	4,516	1,225,273
Wacker Chemie AG	366	40,538
Wirecard AG	1,004	39,726

Total Germany		3,140,201

Hong Kong - 4.8%
China Everbright International Ltd.	28,000	37,484
China Overseas Grand Oceans Group Ltd.	18,000	17,155
China Overseas Land & Investment Ltd.	110,000	309,270
China Resources Enterprise Ltd.	12,000	39,852
Franshion Properties China Ltd.(a)	182,000	63,376
Hang Seng Bank Ltd.	60,900	987,281
Hong Kong & China Gas Co., Ltd.	125,535	287,862
Hongkong & Shanghai Hotels (The)	12,500	16,959
Hysan Development Co., Ltd.	22,000	94,767
Lenovo Group Ltd.	154,000	187,293
SJM Holdings Ltd.	113,536	380,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2013

Investments	Shares	Value
Techtronic Industries Co., Ltd.	12,000	$34,048
Wharf Holdings Ltd.	53,000	405,339
Yuexiu Property Co., Ltd.	310,000	76,363

Total Hong Kong		2,937,760

India - 0.7%
Infosys Ltd. ADR	6,092	344,807
Tata Motors Ltd. ADR	1,800	55,440

Total India		400,247

Indonesia - 4.6%
PT AKR Corporindo Tbk	34,000	12,223
PT Alam Sutera Realty Tbk	109,500	3,869
PT Astra International Tbk	912,296	509,746
PT Bank Central Asia Tbk	195,500	154,215
PT Bank Mandiri Persero Tbk	350,001	225,761
PT Bank Rakyat Indonesia Persero Tbk	481,989	287,134
PT Bumi Serpong Damai	68,500	7,261
PT Charoen Pokphand Indonesia Tbk	65,953	18,290
PT Ciputra Development Tbk	63,500	3,913
PT Global Mediacom Tbk	68,500	10,694
PT Gudang Garam Tbk	19,000	65,571
PT Indocement Tunggal Prakarsa Tbk	58,500	96,138
PT Indofood CBP Sukses Makmur Tbk	44,500	37,297
PT Japfa Comfeed Indonesia Tbk	42,500	4,261
PT Jasa Marga Persero Tbk	80,501	31,255
PT Kalbe Farma Tbk	537,000	55,156
PT Lippo Karawaci Tbk	85,500	6,393
PT Mayora Indah Tbk	2,230	4,764
PT Media Nusantara Citra Tbk	110,500	23,834
PT Perusahaan Gas Negara Persero Tbk	660,500	242,871
PT Semen Indonesia Persero Tbk	178,000	206,960
PT Summarecon Agung Tbk	99,000	6,345
PT Surya Citra Media Tbk	196,000	42,276
PT Telekomunikasi Indonesia Persero Tbk	2,464,500	435,388
PT Unilever Indonesia Tbk	79,000	168,776
PT United Tractors Tbk	97,400	152,062

Total Indonesia		2,812,453

Ireland - 0.1%
Dragon Oil PLC	8,357	78,640

Italy - 0.3%
DiaSorin SpA	594	27,903
Salvatore Ferragamo Italia SpA	1,522	57,988
Tod’s SpA(a)	490	81,969

Total Italy		167,860

Japan - 4.1%
Dena Co., Ltd.(a)	2,400	50,510
Fast Retailing Co., Ltd.	600	247,752
Fuji Heavy Industries Ltd.	4,000	114,742
Idemitsu Kosan Co., Ltd.	2,400	54,643
Japan Tobacco, Inc.	18,600	605,223
JGC Corp.	3,000	117,739
Kakaku.com, Inc.	1,500	26,359
KDDI Corp.	11,700	720,223
Komatsu Ltd.	12,300	250,084
Nippon Shokubai Co., Ltd.	4,000	44,222
Nitto Denko Corp.	1,800	75,953
Otsuka Corp.	500	63,793
Sanrio Co., Ltd.(a)	600	25,261
SCSK Corp.(a)	1,800	47,216
Sysmex Corp.	500	29,542
Unicharm Corp.	500	28,543
Wacom Co., Ltd.(a)	1,500	10,532

Total Japan		2,512,337

Malaysia - 0.4%
AirAsia Bhd	35,800	24,045
Bumi Armada Bhd	19,600	24,115
Dialog Group Bhd	17,300	18,908
Kuala Lumpur Kepong Bhd	16,100	122,391
Nestle (Malaysia) Bhd	3,900	80,965

Total Malaysia		270,424

Mexico - 2.7%
Arca Continental S.A.B de C.V.	12,500	77,927
Controladora Comercial Mexicana S.A.B de C.V.(a)	1,700	7,256
El Puerto de Liverpool S.A.B de C.V.	4,400	50,080
Fomento Economico Mexicano S.A.B de C.V.	26,900	259,611
Grupo Bimbo S.A.B de C.V. Series A	10,640	32,658
Grupo Mexico S.A.B. de C.V. Series B	177,774	586,782
Kimberly-Clark de Mexico S.A.B de C.V. Class A	47,200	133,630
Wal-Mart de Mexico S.A.B de C.V. Series V	187,800	491,254

Total Mexico		1,639,198

Netherlands - 2.8%
Arcadis N.V.	1,174	41,446
ASML Holding N.V.	2,747	257,547
Gemalto N.V.(a)	395	43,549
Heineken Holding N.V.	2,746	174,000
Koninklijke Vopak N.V.	1,669	97,787
Unilever N.V.	27,546	1,111,191

Total Netherlands		1,725,520

Norway - 0.3%
Aker Solutions ASA	8,685	155,180

Philippines - 0.6%
Ayala Land, Inc.	86,900	48,460
International Container Terminal Services, Inc.	19,610	45,068
Jollibee Foods Corp.	6,690	26,092
Petron Corp.	30,600	9,625
Semirara Mining Corp.	12,000	77,869
SM Prime Holdings, Inc.	217,500	71,940
Universal Robina Corp.	22,120	56,368

Total Philippines		335,422

Portugal - 0.5%
Galp Energia, SGPS, S.A.	10,753	176,546
Jeronimo Martins, SGPS, S.A.	5,059	99,093

Total Portugal		275,639

Russia - 6.2%
Magnit OJSC Reg S GDR	1,832	121,278
MegaFon OAO GDR	27,742	929,357
MMC Norilsk Nickel OJSC ADR	105,805	1,758,479
NovaTek OAO Reg S GDR	4,061	555,951
Uralkali OJSC Reg S GDR	16,535	439,831

Total Russia		3,804,896

Singapore - 0.9%
Keppel Land Ltd.	43,000	113,750
M1 Ltd.	35,000	90,646
SembCorp Marine Ltd.	50,000	176,224
Singapore Exchange Ltd.	29,000	166,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2013

Investments	Shares	Value
Super Group Ltd.	5,000	$15,048

Total Singapore		562,419

South Africa - 3.8%
Bidvest Group Ltd.	6,606	169,254
Capitec Bank Holdings Ltd.(a)	2,088	41,520
Foschini Group Ltd. (The)(a)	8,135	74,369
Imperial Holdings Ltd.	5,311	102,739
Life Healthcare Group Holdings Ltd.	25,637	102,462
Massmart Holdings Ltd.(a)	2,211	27,443
Mr. Price Group Ltd.	5,390	84,264
MTN Group Ltd.	62,169	1,288,165
Shoprite Holdings Ltd.	4,934	77,257
Spar Group Ltd. (The)	3,046	38,255
Tiger Brands Ltd.	2,696	68,709
Truworths International Ltd.	13,612	99,759
Woolworths Holdings Ltd.	18,082	128,877

Total South Africa		2,303,073

South Korea - 0.4%
Coway Co., Ltd.	1,135	71,411
Kangwon Land, Inc.*	3,550	104,110
KEPCO Plant Service & Engineering Co., Ltd.*	814	42,268

Total South Korea		217,789

Spain - 2.6%
Distribuidora Internacional de Alimentacion S.A.	5,337	47,802
Inditex S.A.	8,802	1,453,020
Prosegur Cia de Seguridad S.A.(a)	10,719	73,556
Viscofan S.A.	627	35,725

Total Spain		1,610,103

Sweden - 6.9%
Atlas Copco AB Class A(a)	18,455	512,336
Atlas Copco AB Class B	10,678	271,331
Boliden AB	7,481	114,674
Elekta AB Class B	3,095	47,394
Hennes & Mauritz AB Class B	47,957	2,211,700
Scania AB Class B	9,623	188,636
SKF AB Class B	9,484	249,113
Volvo AB Class A(a)	14,964	196,876
Volvo AB Class B	32,419	426,273

Total Sweden		4,218,333

Switzerland - 10.1%
Aryzta AG*	343	26,380
Cie Financiere Richemont S.A.	2,483	247,923
Geberit AG	394	119,837
Partners Group Holding AG	353	94,427
Roche Holding AG	3,635	1,011,187
Roche Holding AG - Genusschein	12,476	3,495,833
Schindler Holding AG	927	137,171
Schindler Holding AG Participating Shares	434	64,074
Sonova Holding AG*	657	88,649
Swatch Group AG (The)	257	170,351
Syngenta AG	1,718	686,157

Total Switzerland		6,141,989

Taiwan - 3.3%
Largan Precision Co., Ltd.	2,000	81,534
President Chain Store Corp.	13,000	90,074
Taiwan Semiconductor Manufacturing Co., Ltd.	521,000	1,844,263

Total Taiwan		2,015,871

Thailand - 3.0%
Advanced Info Service PCL NVDR	102,245	620,751
Central Pattana PCL NVDR	90,450	112,856
CP ALL PCL	183,756	234,868
Home Product Center PCL NVDR	243,077	69,165
Indorama Ventures PCL	192,025	116,875
Jasmine International PCL NVDR	215,646	43,969
Minor International PCL NVDR	185,127	116,620
Robinson Department Store PCL NVDR	72,617	106,075
Shin Corp. PCL NVDR	43,553	89,796
Siam Cement PCL NVDR	7,000	85,210
Thai Union Frozen Products PCL NVDR	101,930	222,565

Total Thailand		1,818,750

Turkey - 0.9%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	5,557	60,135
Aselsan Elektronik Sanayi ve Ticaret A.S.	6,239	25,090
BIM Birlesik Magazalar A.S.	3,875	78,275
Coca-Cola Icecek A.S.	722	17,390
Ford Otomotiv Sanayi A.S.	15,865	167,622
Koza Altin Isletmeleri A.S.	3,518	36,351
TAV Havalimanlari Holding A.S.	9,457	68,006
Turk Hava Yollari	16,948	50,801
Ulker Biskuvi Sanayi A.S.	6,019	42,583

Total Turkey		546,253

United Kingdom - 15.2%
Admiral Group PLC	6,368	138,166
AMEC PLC	8,397	151,314
ARM Holdings PLC	6,137	111,707
Aveva Group PLC	1,082	38,780
Berkeley Group Holdings PLC	630	27,714
BG Group PLC	35,899	771,463
British American Tobacco PLC	41,139	2,206,257
Burberry Group PLC	6,122	153,716
Capita PLC	12,483	214,606
Compass Group PLC	35,395	567,470
Croda International PLC*	2,915	118,623
Diageo PLC	32,205	1,066,790
Dunelm Group PLC	2,127	31,705
Fresnillo PLC	20,179	249,157
Hargreaves Lansdown PLC	6,083	136,415
Hikma Pharmaceuticals PLC	1,487	29,579
InterContinental Hotels Group PLC	4,598	153,299
Intertek Group PLC	1,780	92,807
ITV PLC	58,315	187,373
John Wood Group PLC	3,713	42,187
Next PLC	2,486	224,400
Reckitt Benckiser Group PLC	11,293	896,484
Rotork PLC	996	47,344
Smiths Group PLC	8,860	217,181
Spirax-Sarco Engineering PLC	1,093	54,127
TalkTalk Telecom Group PLC	29,251	148,248
Taylor Wimpey PLC	13,717	25,331
Unilever PLC	21,335	877,041
Victrex PLC	1,854	56,408
Weir Group PLC (The)	2,686	94,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Dividend Growth Fund (DNL)

December 31, 2013

Investments	Shares	Value
Whitbread PLC	2,433	$151,152

Total United Kingdom		9,281,690

TOTAL COMMON STOCKS (Cost: $54,727,300)		60,150,014

EXCHANGE TRADED FUNDS & NOTES - 1.1%

United States - 1.1%
iPath MSCI India Index ETN*(a)	11,107	632,654
WisdomTree DEFA Fund(b)	132	7,177
WisdomTree Emerging Markets Equity Income Fund(b)	93	4,746

TOTAL EXCHANGE TRADED FUNDS & NOTES (Cost: $595,654)		644,577

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $1,038,624)(d)	1,038,624	1,038,624

TOTAL INVESTMENTS IN SECURITIES - 101.4% (Cost: $56,361,578)(e)		61,833,215
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.4)%		(861,022)

NET ASSETS - 100.0%		$60,972,193

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $1,481,219 and the total market value of the collateral held by the Fund was $1,549,716. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $511,092.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.9%
Japan - 99.9%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.(a)	11,683	$470,188
Shibusawa Warehouse Co., Ltd. (The)	34,000	134,570
Yusen Logistics Co., Ltd.	29,000	366,691

Total Air Freight & Logistics		971,449

Auto Components - 5.5%
Aisan Industry Co., Ltd.	30,500	293,378
Akebono Brake Industry Co., Ltd.(a)	96,432	429,382
Calsonic Kansei Corp.	116,000	599,286
Daido Metal Co., Ltd.	28,000	280,253
Eagle Industry Co., Ltd.	17,000	282,889
EXEDY Corp.	34,125	998,377
FCC Co., Ltd.(a)	29,468	587,650
Keihin Corp.	44,621	691,996
Kinugawa Rubber Industrial Co., Ltd.	25,145	124,882
KYB Co., Ltd.	115,400	607,166
Musashi Seimitsu Industry Co., Ltd.	18,905	409,019
Nifco, Inc.	42,086	1,115,566
Nissan Shatai Co., Ltd.	18,837	274,028
Nissin Kogyo Co., Ltd.	44,400	941,185
Pacific Industrial Co., Ltd.	35,800	249,328
Press Kogyo Co., Ltd.(a)	83,000	344,303
Riken Corp.	114,687	499,754
Sanden Corp.(a)	136,963	650,250
Sanoh Industrial Co., Ltd.	34,697	241,976
Showa Corp.	52,100	839,707
Taiho Kogyo Co., Ltd.	20,500	239,318
Takata Corp.	37,700	1,081,447
Tokai Rika Co., Ltd.	49,058	976,446
Tokai Rubber Industries Ltd.	66,600	651,394
Topre Corp.	36,600	542,532
Toyo Tire & Rubber Co., Ltd.	123,682	704,871
TPR Co., Ltd.	19,500	331,169
Unipres Corp.	23,603	442,844

Total Auto Components		15,430,396

Beverages - 0.3%
Sapporo Holdings Ltd.	204,992	862,057

Building Products - 2.6%
Aica Kogyo Co., Ltd.	40,815	807,330
Bunka Shutter Co., Ltd.	37,000	225,298
Central Glass Co., Ltd.	187,933	625,818
Nichias Corp.	105,827	724,946
Nichiha Corp.	23,028	316,154
Nitto Boseki Co., Ltd.	116,996	617,790
Noritz Corp.	28,900	618,942
Okabe Co., Ltd.	30,400	358,651
Sankyo Tateyama, Inc.	9,000	178,793
Sanwa Holdings Corp.	140,966	956,270
Sekisui Jushi Corp.	29,000	412,492
Takara Standard Co., Ltd.	104,063	785,138
Takasago Thermal Engineering Co., Ltd.	92,872	785,531

Total Building Products		7,413,153

Capital Markets - 1.8%
GCA Savvian Corp.	22,100	213,210
Ichiyoshi Securities Co., Ltd.(a)	43,388	725,301
kabu.com Securities Co., Ltd.	51,200	297,150
Marusan Securities Co., Ltd.	53,900	502,051
Mito Securities Co., Ltd.	78,000	381,447
Monex Group, Inc.	120,900	541,781
Tokai Tokyo Financial Holdings, Inc.	232,316	2,245,688
Toyo Securities Co., Ltd.	87,198	316,088

Total Capital Markets		5,222,716

Chemicals - 7.0%
Achilles Corp.	145,000	204,177
ADEKA Corp.	78,025	859,645
Asahi Organic Chemicals Industry Co., Ltd.	36,124	75,269
Chugoku Marine Paints Ltd.	65,000	345,084
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	67,714	309,240
Denki Kagaku Kogyo K.K.	450,000	1,858,142
Earth Chemical Co., Ltd.	20,500	721,659
Fujimi, Inc.	34,200	443,505
Fujimori Kogyo Co., Ltd.	8,900	221,600
Gun Ei Chemical Industry Co., Ltd.(a)	32,000	145,226
JSP Corp.	21,826	332,670
Koatsu Gas Kogyo Co., Ltd.	39,000	226,716
Konishi Co., Ltd.(a)	9,900	185,840
Kumiai Chemical Industry Co., Ltd.	25,000	170,068
Kureha Corp.	189,648	970,750
Lintec Corp.	47,865	887,123
Nihon Nohyaku Co., Ltd.	25,388	363,048
Nihon Parkerizing Co., Ltd.	25,000	522,097
Nippon Soda Co., Ltd.	98,091	625,289
Nippon Synthetic Chemical Industry Co., Ltd. (The)(a)	60,860	546,035
Nippon Valqua Industries Ltd.	74,688	201,101
NOF Corp.	120,000	854,003
Okamoto Industries, Inc.	8,436	26,326
Riken Technos Corp.	35,000	196,803
Sakata INX Corp.	53,000	504,762
Sanyo Chemical Industries Ltd.	93,176	639,169
Shikoku Chemicals Corp.(a)	26,000	197,155
Shin-Etsu Polymer Co., Ltd.	8,185	29,514
Sumitomo Bakelite Co., Ltd.	166,092	597,334
Sumitomo Seika Chemicals Co., Ltd.	72,000	590,495
Taiyo Holdings Co., Ltd.(a)	26,491	834,263
Takasago International Corp.	36,787	207,201
Takiron Co., Ltd.(a)	77,000	317,949
Toagosei Co., Ltd.	219,000	937,634
Tokai Carbon Co., Ltd.	192,974	673,816
Tokuyama Corp.(a)	135,012	512,533
Toyo Ink SC Holdings Co., Ltd.	245,512	1,212,318
Toyobo Co., Ltd.	650,531	1,200,733

Total Chemicals		19,746,292

Commercial Banks - 9.4%
77 Bank Ltd. (The)	225,000	1,089,625
Akita Bank Ltd. (The)	33,466	90,745
Aomori Bank Ltd. (The)	9,622	24,992
Awa Bank Ltd. (The)	143,378	718,902
Bank of Iwate Ltd. (The)(a)	14,900	748,509
Bank of Nagoya Ltd. (The)	141,691	479,920
Bank of Okinawa Ltd. (The)	13,900	552,138
Bank of Saga Ltd. (The)	11,448	24,616
Bank of the Ryukyus Ltd.(a)	43,108	564,356
Chukyo Bank Ltd. (The)	254,000	439,827
Daisan Bank Ltd. (The)	15,083	25,544
Daishi Bank Ltd. (The)	317,552	1,096,726
Ehime Bank Ltd. (The)(a)	227,144	477,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
Eighteenth Bank Ltd. (The)	132,046	$300,262
FIDEA Holdings Co., Ltd.	16,827	32,019
Fukui Bank Ltd. (The)	29,671	68,881
Higashi-Nippon Bank Ltd. (The)(a)	319,000	746,625
Higo Bank Ltd. (The)	157,000	861,890
Hokkoku Bank Ltd. (The)(a)	247,621	888,189
Hokuetsu Bank Ltd. (The)	328,003	664,713
Hyakugo Bank Ltd. (The)	223,000	893,231
Hyakujushi Bank Ltd. (The)	294,000	1,023,776
Juroku Bank Ltd. (The)	341,000	1,252,329
Kagoshima Bank Ltd. (The)	72,719	462,169
Keiyo Bank Ltd. (The)	155,684	749,499
Kiyo Bank Ltd. (The)*	69,959	933,852
Michinoku Bank Ltd. (The)(a)	24,780	48,567
Mie Bank Ltd. (The)	11,389	24,597
Miyazaki Bank Ltd. (The)	197,000	551,049
Musashino Bank Ltd. (The)	18,905	634,034
Nanto Bank Ltd. (The)	190,000	710,432
Nishi-Nippon City Bank Ltd. (The)	579,000	1,558,984
North Pacific Bank Ltd.	67,615	275,336
Ogaki Kyoritsu Bank Ltd. (The)	364,423	1,002,029
Oita Bank Ltd. (The)	177,000	656,772
San-In Godo Bank Ltd. (The)	108,000	774,768
Senshu Ikeda Holdings, Inc.	277,140	1,292,028
Shiga Bank Ltd. (The)	136,923	719,105
Shikoku Bank Ltd. (The)	59,669	133,979
Tochigi Bank Ltd. (The)	20,843	80,711
Toho Bank Ltd. (The)	228,000	711,517
Tokyo Tomin Bank Ltd. (The)	6,543	67,917
TOMONY Holdings, Inc.	142,777	577,330
Towa Bank Ltd. (The)	352,000	314,809
Yachiyo Bank Ltd. (The)	11,800	307,728
Yamagata Bank Ltd. (The)*	112,000	461,405
Yamanashi Chuo Bank Ltd. (The)	138,066	601,629

Total Commercial Banks		26,715,667

Commercial Services & Supplies - 2.1%
Aeon Delight Co., Ltd.	44,900	861,646
Daiseki Co., Ltd.	6,807	133,284
Itoki Corp.	33,500	190,918
KOKUYO Co., Ltd.	100,003	733,574
Kyodo Printing Co., Ltd.	84,049	231,903
Matsuda Sangyo Co., Ltd.	21,600	289,562
Moshi Moshi Hotline, Inc.	100,100	1,073,333
NAC Co., Ltd.	10,800	170,881
Okamura Corp.	74,676	635,178
Sato Holdings Corp.(a)	21,938	497,808
Toppan Forms Co., Ltd.	99,700	915,375
Uchida Yoko Co., Ltd.	70,000	189,810

Total Commercial Services & Supplies		5,923,272

Communications Equipment - 0.3%
Denki Kogyo Co., Ltd.	34,000	235,821
Hitachi Kokusai Electric, Inc.	48,948	689,245

Total Communications Equipment		925,066

Computers & Peripherals - 0.4%
Eizo Corp.(a)	21,408	547,090
Melco Holdings, Inc.(a)	25,662	331,564
Roland DG Corp.	8,200	280,472

Total Computers & Peripherals		1,159,126

Construction & Engineering - 4.0%
Asunaro Aoki Construction Co., Ltd.	43,000	244,241
COMSYS Holdings Corp.	71,313	1,120,870
Kandenko Co., Ltd.	183,138	1,033,260
Kitano Construction Corp.	104,651	242,946
Kyowa Exeo Corp.	74,566	986,126
Kyudenko Corp.	18,890	128,324
Maeda Corp.	92,087	609,795
Maeda Road Construction Co., Ltd.	40,694	668,651
Nippo Corp.	35,358	587,702
Nippon Densetsu Kogyo Co., Ltd.	26,000	354,236
Nippon Koei Co., Ltd.	67,000	282,394
Nippon Road Co., Ltd. (The)(a)	40,291	227,321
Nishimatsu Construction Co., Ltd.	201,037	638,850
Okumura Corp.	139,853	646,673
Penta-Ocean Construction Co., Ltd.(a)	51,593	181,131
Sumitomo Densetsu Co., Ltd.	12,500	180,296
Taihei Dengyo Kaisha Ltd.	32,000	200,029
Taihei Kogyo Co., Ltd.	23,296	96,859
Taikisha Ltd.	23,365	519,519
Toda Corp.	120,549	418,633
Toenec Corp.	76,000	455,544
Tokyo Energy & Systems Inc.	37,000	191,856
Toshiba Plant Systems & Services Corp.	33,000	492,622
Totetsu Kogyo Co., Ltd.	14,979	281,894
Toyo Engineering Corp.	76,554	311,737
Yurtec Corp.	96,000	310,547

Total Construction & Engineering		11,412,056

Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	226,404	870,246

Consumer Finance - 0.1%
Pocket Card Co., Ltd.	35,300	288,835

Containers & Packaging - 1.1%
Fuji Seal International, Inc.	19,805	614,284
Hokkan Holdings Ltd.	68,000	219,970
Nihon Yamamura Glass Co., Ltd.	127,000	224,747
Pack Corp. (The)	21,200	376,580
Rengo Co., Ltd.	218,000	1,312,916
Tomoku Co., Ltd.	73,000	251,425

Total Containers & Packaging		2,999,922

Distributors - 0.9%
Arata Corp.	59,303	181,681
Chori Co., Ltd.	23,900	268,777
Doshisha Co., Ltd.	31,700	446,976
Happinet Corp.	18,900	167,053
Paltac Corp.	66,457	861,181
Sankyo Seiko Co., Ltd.	80,974	273,496
Yondoshi Holdings, Inc.	14,100	213,569

Total Distributors		2,412,733

Diversified Consumer Services - 0.3%
Meiko Network Japan Co., Ltd.	22,586	241,751
Riso Kyoiku Co., Ltd.(a)	45,140	222,898
Studio Alice Co., Ltd.	18,460	243,253

Total Diversified Consumer Services		707,902

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	10,000	336,806

Electrical Equipment - 2.3%
Daihen Corp.	77,000	357,509
Denyo Co., Ltd.	13,600	193,057
Fujikura Ltd.	149,715	702,245
Furukawa Electric Co., Ltd.	262,000	658,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
GS Yuasa Corp.	184,000	$1,059,131
IDEC Corp.(a)	41,136	362,809
Kyosan Electric Manufacturing Co., Ltd.	75,000	247,610
Nippon Carbon Co., Ltd.(a)	126,000	237,363
Nippon Signal Co., Ltd. (The)	35,400	299,421
Nissin Electric Co., Ltd.	59,765	365,624
Nitto Kogyo Corp.	29,200	495,071
Sanyo Denki Co., Ltd.	32,000	199,420
Takaoka Toko Holdings Co., Ltd.(a)	14,730	274,685
Tatsuta Electric Wire and Cable Co., Ltd.(a)	26,120	157,806
Ushio, Inc.	76,875	1,021,050

Total Electrical Equipment		6,630,886

Electronic Equipment, Instruments & Components - 5.1%
Ai Holdings Corp.	45,000	560,868
Amano Corp.	67,835	622,813
Azbil Corp.	70,854	1,652,283
Canon Electronics, Inc.	46,700	861,088
Citizen Holdings Co., Ltd.	159,100	1,341,160
Daiwabo Holdings Co., Ltd.	131,396	257,529
Elematec Corp.	17,700	275,844
Enplas Corp.	5,341	366,890
Fuji Electronics Co., Ltd.	23,600	313,005
Hakuto Co., Ltd.(a)	24,934	249,091
HORIBA Ltd.	21,400	730,945
ITC Networks Corp.	55,300	439,327
Japan Aviation Electronics Industry Ltd.	27,000	347,310
Kaga Electronics Co., Ltd.	36,800	416,300
Kanematsu Electronics Ltd.	37,587	474,911
KOA Corp.	14,747	151,392
Macnica, Inc.(a)	11,600	310,128
Nichicon Corp.	30,082	291,361
Nidec Copal Electronics Corp.	65,500	383,883
Nohmi Bosai Ltd.	58,265	577,079
Ohara Inc.	19,800	121,319
OPTEX Co., Ltd.	11,300	183,952
Panasonic Industrial Devices SUNX Co., Ltd.	42,528	198,670
Ryoden Trading Co., Ltd.	68,723	468,811
Ryosan Co., Ltd.	36,800	783,582
Sanshin Electronics Co., Ltd.	37,000	256,277
SIIX Corp.(a)	22,600	274,584
Star Micronics Co., Ltd.	48,034	560,294
Taiyo Yuden Co., Ltd.	25,000	326,102
Tomen Electronics Corp.(a)	11,019	121,402
Topcon Corp.	20,900	317,363
UKC Holdings Corp.(a)	11,600	191,154

Total Electronic Equipment, Instruments & Components		14,426,717

Energy Equipment & Services - 0.4%
Modec, Inc.	18,504	531,678
Shinko Plantech Co., Ltd.	63,308	492,104
Toyo Kanetsu K.K.	64,558	181,196

Total Energy Equipment & Services		1,204,978

Food & Staples Retailing - 3.7%
Ain Pharmaciez, Inc.	8,108	398,824
Arcs Co., Ltd.	40,194	770,571
Belc Co., Ltd.	18,100	316,864
Cawachi Ltd.	18,700	352,098
Create SD Holdings Co., Ltd.	11,300	391,342
Heiwado Co., Ltd.	33,763	483,453
Izumiya Co., Ltd.	17,970	79,331
Kasumi Co., Ltd.	56,179	347,427
Kato Sangyo Co., Ltd.	31,016	566,583
Maruetsu, Inc. (The)	97,000	320,242
Matsumotokiyoshi Holdings Co., Ltd.	34,000	1,188,811
Mitsubishi Shokuhin Co., Ltd.	32,500	790,662
S Foods, Inc.	38,500	391,941
San-A Co., Ltd.	14,200	388,556
Tsuruha Holdings, Inc.	9,281	853,882
UNY Group Holdings Co., Ltd.	263,400	1,613,906
Valor Co., Ltd.	30,691	406,177
Welcia Holdings Co., Ltd.	7,600	397,698
Yokohama Reito Co., Ltd.	47,828	363,130

Total Food & Staples Retailing		10,421,498

Food Products - 4.2%
Ariake Japan Co., Ltd.	25,728	633,745
Ezaki Glico Co., Ltd.	59,726	676,219
Fuji Oil Co., Ltd.	52,300	779,736
Fujicco Co., Ltd.	34,000	385,595
Hokuto Corp.(a)	40,591	762,734
Itoham Foods, Inc.	103,000	448,827
J-Oil Mills, Inc.(a)	146,981	395,753
Kagome Co., Ltd.(a)	44,900	735,197
Kyokuyo Co., Ltd.	84,000	212,588
Marudai Food Co., Ltd.	170,000	498,169
Maruha Nichiro Holdings, Inc.	262,321	456,731
Mitsui Sugar Co., Ltd.	68,492	263,268
Morinaga & Co., Ltd.	304,439	625,649
Morinaga Milk Industry Co., Ltd.	239,411	710,682
Nichirei Corp.	211,096	1,076,518
Nippon Beet Sugar Manufacturing Co., Ltd.	190,000	336,235
Nippon Flour Mills Co., Ltd.	153,766	757,821
Nisshin Oillio Group Ltd. (The)(a)	183,477	597,014
Rock Field Co., Ltd.	12,100	216,662
Sakata Seed Corp.	29,800	378,224
Showa Sangyo Co., Ltd.	173,000	526,711
Starzen Co., Ltd.	107,000	277,922
Yonekyu Corp.	7,420	58,595

Total Food Products		11,810,595

Gas Utilities - 0.5%
Hokkaido Gas Co., Ltd.(a)	99,000	256,201
Saibu Gas Co., Ltd.	353,362	830,412
Shizuoka Gas Co., Ltd.	43,892	261,418

Total Gas Utilities		1,348,031

Health Care Equipment & Supplies - 1.1%
EIKEN CHEMICAL Co., Ltd.(a)	12,835	242,400
Hogy Medical Co., Ltd.	10,000	527,092
Mani, Inc.	7,800	266,048
Nagaileben Co., Ltd.	25,726	388,197
Nihon Kohden Corp.	21,783	760,607
Nikkiso Co., Ltd.	25,000	314,923
Paramount Bed Holdings Co., Ltd.	13,896	466,043

Total Health Care Equipment & Supplies		2,965,310

Health Care Providers & Services - 0.7%
BML, Inc.	11,500	389,515
Nichii Gakkan Co.	51,200	410,652
Ship Healthcare Holdings, Inc.	12,197	474,047
Toho Holdings Co., Ltd.	25,400	407,686

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
Vital KSK Holdings, Inc.	41,084	$284,955

Total Health Care Providers & Services		1,966,855

Hotels, Restaurants & Leisure - 2.8%
Aeon Fantasy Co., Ltd.	10,200	156,244
Doutor Nichires Holdings Co., Ltd.	36,853	615,356
Fuji Kyuko Co., Ltd.(a)	27,157	223,240
Ichibanya Co., Ltd.	8,938	328,250
Kyoritsu Maintenance Co., Ltd.	14,825	533,167
MOS Food Services, Inc.	14,900	282,959
Plenus Co., Ltd.	45,068	1,008,515
Resorttrust, Inc.	63,508	1,159,525
Round One Corp.	101,337	814,707
Saizeriya Co., Ltd.	28,500	349,251
St. Marc Holdings Co., Ltd.	8,759	419,179
Tokyo Dome Corp.	42,000	277,722
Tokyotokeiba Co., Ltd.(a)	113,424	458,639
Toridoll.corp.	20,575	184,599
WATAMI Co., Ltd.(a)	24,229	318,581
Zensho Holdings Co., Ltd.(a)	63,519	682,298

Total Hotels, Restaurants & Leisure		7,812,232

Household Durables - 2.2%
Cleanup Corp.	34,800	315,205
Corona Corp.	29,186	314,894
Foster Electric Co., Ltd.	11,000	202,930
France Bed Holdings Co., Ltd.	186,000	361,011
Fujitsu General Ltd.	37,000	394,976
Iida Group Holdings Co., Ltd.*	93,970	1,879,311
JVCKENWOOD Corp.	113,700	225,009
Misawa Homes Co., Ltd.	14,600	224,615
PanaHome Corp.	133,177	981,991
Pressance Corp.	7,100	208,396
Sanyo Housing Nagoya Co., Ltd.	20,800	231,342
Takamatsu Construction Group Co., Ltd.	22,200	399,412
TOA Corp.(a)	21,852	214,975
Token Corp.	7,600	365,159

Total Household Durables		6,319,226

Household Products - 0.7%
Lion Corp.	188,013	1,050,032
Pigeon Corp.	20,694	1,004,133

Total Household Products		2,054,165

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	115,000	1,106,180

Internet & Catalog Retail - 0.9%
ASKUL Corp.	29,865	876,586
Belluna Co., Ltd.	74,884	362,646
Senshukai Co., Ltd.	35,576	298,201
Start Today Co., Ltd.	40,401	1,003,635

Total Internet & Catalog Retail		2,541,068

Internet Software & Services - 0.6%
GMO Internet, Inc.	56,372	740,149
Gurunavi, Inc.	20,900	621,402
Internet Initiative Japan, Inc.	7,100	190,495

Total Internet Software & Services		1,552,046

IT Services -1.9%
Ines Corp.(a)	24,910	163,531
Information Services International-Dentsu Ltd.	23,600	256,871
IT Holdings Corp.	47,600	751,329
NEC Fielding Ltd.	67,816	754,264
NEC Networks & System Integration Corp.	35,379	855,990
NET One Systems Co., Ltd.(a)	125,758	825,584
Nihon Unisys, Ltd.	47,500	417,130
NS Solutions Corp.	43,990	973,928
TKC Corp.	28,500	484,829

Total IT Services		5,483,456

Leisure Equipment & Products - 1.0%
Daikoku Denki Co., Ltd.	22,100	452,913
Dunlop Sports Co., Ltd.	40,620	486,953
Mars Engineering Corp.	25,800	477,191
Mizuno Corp.(a)	100,616	511,193
Tamron Co., Ltd.(a)	23,966	581,906
TOMY Co., Ltd.	85,477	381,416

Total Leisure Equipment & Products		2,891,572

Life Sciences Tools & Services - 0.1%
CMIC Holdings Co., Ltd.(a)	12,139	157,187

Machinery - 7.1%
Aida Engineering Ltd.	66,300	718,479
Anest Iwata Corp.	37,000	230,227
Asahi Diamond Industrial Co., Ltd.	53,600	551,274
Bando Chemical Industries Ltd.	73,787	290,641
Chugai Ro Co., Ltd.(a)	79,000	195,424
CKD Corp.	30,341	329,376
Daifuku Co., Ltd.	61,204	782,629
Daiwa Industries Ltd.	24,000	162,580
Fujitec Co., Ltd.	60,561	787,659
Furukawa Co., Ltd.	146,000	288,930
Hitachi Koki Co., Ltd.	125,527	920,806
Hitachi Zosen Corp.	68,660	525,867
Iseki & Co., Ltd.	74,000	221,074
Kitz Corp.	45,689	229,521
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,568	304,284
Makino Milling Machine Co., Ltd.	44,578	384,260
Meidensha Corp.	109,000	406,527
Minebea Co., Ltd.	239,000	1,748,642
Mitsuboshi Belting Co., Ltd.	31,092	178,083
Mitsui Engineering & Shipbuilding Co., Ltd.	366,404	756,478
Miura Co., Ltd.	24,524	612,954
Morita Holdings Corp.	34,395	289,284
Nachi-Fujikoshi Corp.	110,000	620,617
Nippon Sharyo Ltd.	73,438	364,727
Nippon Thompson Co., Ltd.	63,051	349,733
Nitta Corp.	15,000	330,527
Noritake Co., Ltd.	119,389	293,063
Obara Group, Inc.	9,679	302,972
Oiles Corp.(a)	22,993	464,870
OKUMA Corp.	70,852	781,290
Organo Corp.	4,465	20,051
OSG Corp.	46,800	795,250
Ryobi Ltd.	134,000	539,289
Shinmaywa Industries Ltd.	59,685	518,457
Sintokogio, Ltd.	30,500	228,957
Sodick Co., Ltd.	45,700	203,053
Tadano Ltd.	30,000	402,455
Teikoku Sen-I Co., Ltd.	26,000	301,051
Tocalo Co., Ltd.	15,400	240,000
Torishima Pump Manufacturing Co., Ltd.(a)	23,500	235,212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
Toshiba Machine Co., Ltd.	90,806	$525,285
Tsubakimoto Chain Co.	91,228	696,112
Tsugami Corp.(a)	64,000	383,616
Tsukishima Kikai Co., Ltd.	19,000	195,956
Union Tool Co.	14,800	339,778

Total Machinery		20,047,320

Marine - 0.4%
Japan Transcity Corp.	75,000	241,901
Kawasaki Kisen Kaisha Ltd.	346,000	875,658

Total Marine		1,117,559

Media - 1.7%
Asatsu-DK, Inc.	13,439	315,182
Avex Group Holdings, Inc.	30,199	649,348
CyberAgent, Inc.	35,200	1,433,386
Gakken Holdings Co., Ltd.	37,789	110,737
Kadokawa Corp.(a)	13,300	451,748
Toei Co., Ltd.	65,313	369,737
TV Asahi Corp.	44,700	991,774
TV TOKYO Holdings Corp.	18,200	290,217
Zenrin Co., Ltd.(a)	24,187	235,875

Total Media		4,848,004

Metals & Mining - 2.6%
Aichi Steel Corp.	147,480	610,378
Asahi Holdings, Inc.	46,600	792,739
Furukawa-Sky Aluminum Corp.	367,632	1,392,108
Kurimoto Ltd.	72,000	170,572
Kyoei Steel Ltd.	21,214	400,242
Mitsui Mining & Smelting Co., Ltd.	258,000	792,864
Neturen Co., Ltd.	32,900	270,763
Nippon Coke & Engineering Co., Ltd.	118,173	151,785
Nippon Denko Co., Ltd.	27,641	83,366
Nisshin Steel Holdings Co., Ltd.	29,661	355,294
Nittetsu Mining Co., Ltd.	72,000	355,530
OSAKA Titanium Technologies Co.(a)	14,700	256,364
Toho Zinc Co., Ltd.	97,967	328,095
Topy Industries Ltd.	188,000	348,794
Toyo Kohan Co., Ltd.	87,905	411,486
Yodogawa Steel Works Ltd.	122,035	525,968

Total Metals & Mining		7,246,348

Multiline Retail - 1.0%
Fuji Co., Ltd.	17,500	298,868
H2O Retailing Corp.	99,000	792,151
Izumi Co., Ltd.	39,600	1,243,328
Parco Co., Ltd.	63,427	598,032

Total Multiline Retail		2,932,379

Office Electronics - 0.5%
Riso Kagaku Corp.	19,520	401,710
Toshiba TEC Corp.	143,655	996,380

Total Office Electronics		1,398,090

Oil, Gas & Consumable Fuels - 0.6%
Itochu Enex Co., Ltd.	142,281	783,794
Nippon Gas Co., Ltd.	21,600	229,759
San-Ai Oil Co., Ltd.	33,916	159,730
Sinanen Co., Ltd.	130,771	511,364

Total Oil, Gas & Consumable Fuels		1,684,647

Paper & Forest Products - 0.6%
Daiken Corp.	99,560	267,123
Daio Paper Corp.	29,478	295,327
Hokuetsu Kishu Paper Co., Ltd.	188,632	888,377
Tokushu Tokai Paper Co., Ltd.	142,000	290,471

Total Paper & Forest Products		1,741,298

Personal Products - 1.4%
Fancl Corp.	68,107	736,765
Kose Corp.	33,904	1,077,393
Mandom Corp.	17,453	552,956
Noevir Holdings Co., Ltd.	33,100	600,244
Pola Orbis Holdings, Inc.	27,459	981,005

Total Personal Products		3,948,363

Pharmaceuticals - 2.4%
Fuji Pharma Co., Ltd.	9,300	165,463
Fuso Pharmaceutical Industries Ltd.	6,911	22,488
Kaken Pharmaceutical Co., Ltd.	98,261	1,477,117
KYORIN Holdings, Inc.	53,085	1,137,915
Mochida Pharmaceutical Co., Ltd.	17,611	1,047,227
Nichi-Iko Pharmaceutical Co., Ltd.(a)	21,200	327,364
Nippon Shinyaku Co., Ltd.	28,000	545,854
Sawai Pharmaceutical Co., Ltd.	16,224	1,049,647
Towa Pharmaceutical Co., Ltd.	10,900	457,861
ZERIA Pharmaceutical Co., Ltd.	28,600	697,959

Total Pharmaceuticals		6,928,895

Professional Services - 0.7%
Meitec Corp.	46,000	1,246,449
Nihon M&A Center, Inc.	3,272	220,717
Nomura Co., Ltd.	29,000	241,701
Temp Holdings Co., Ltd.	13,800	367,239

Total Professional Services		2,076,106

Real Estate Management & Development - 0.9%
Airport Facilities Co., Ltd.	58,719	485,484
Daikyo, Inc.	173,000	470,748
Heiwa Real Estate Co., Ltd.	22,568	392,076
Jowa Holdings Co., Ltd.(a)	18,000	560,012
Relo Holdings, Inc.*	11,740	602,051
Tokyu Fudosan Holdings Corp.	16,000	150,707

Total Real Estate Management & Development		2,661,078

Road & Rail - 2.5%
Fukuyama Transporting Co., Ltd.(a)	155,059	852,710
Hitachi Transport System Ltd.	53,500	799,153
Ichinen Holdings Co., Ltd.	25,000	192,189
Maruzen Showa Unyu Co., Ltd.	84,000	290,909
Nippon Konpo Unyu Soko Co., Ltd.	55,060	990,614
Nishi-Nippon Railroad Co., Ltd.	218,000	806,831
Sankyu, Inc.	186,532	727,635
Seino Holdings Corp.	88,560	929,372
Senko Co., Ltd.(a)	119,156	617,859
Sotetsu Holdings, Inc.	240,000	822,035

Total Road & Rail		7,029,307

Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp.	22,400	380,420
Lasertec Corp.(a)	14,800	143,346
MegaChips Corp.	20,800	318,219
Mimasu Semiconductor Industry Co., Ltd.	12,127	103,611
Miraial Co., Ltd.	12,500	187,194
Sanken Electric Co., Ltd.*	41,000	302,317
Shinko Electric Industries Co., Ltd.(a)	86,453	717,254
Tokyo Seimitsu Co., Ltd.	9,800	206,340

Total Semiconductors & Semiconductor Equipment		2,358,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

December 31, 2013

Investments	Shares	Value
Software - 1.3%
Capcom Co., Ltd.	58,213	$1,045,126
DTS Corp.(a)	20,491	359,501
Fuji Soft, Inc.	6,156	141,446
Square Enix Holdings Co., Ltd.	93,400	1,635,089
SRA Holdings, Inc.	26,400	325,275
Systena Corp.	41,000	291,004

Total Software		3,797,441

Specialty Retail - 4.4%
Adastria Holdings Co., Ltd.	20,339	736,310
Alpen Co., Ltd.	30,421	547,031
AOKI Holdings, Inc.	47,954	832,197
Arcland Sakamoto Co., Ltd.	15,072	262,278
Chiyoda Co., Ltd.	34,691	668,702
DCM Holdings Co., Ltd.	124,545	865,019
EDION Corp.(a)	97,039	567,803
Gulliver International Co., Ltd.	74,760	417,526
Honeys Co., Ltd.(a)	26,690	260,031
Joshin Denki Co., Ltd.	40,000	307,502
Keiyo Co., Ltd.(a)	58,720	262,021
Kohnan Shoji Co., Ltd.(a)	37,300	385,048
Komeri Co., Ltd.	28,437	727,801
Konaka Co., Ltd.	29,200	260,315
K’s Holdings Corp.	37,374	1,080,985
Pal Co., Ltd.	13,200	322,763
Right On Co., Ltd.(a)	30,700	217,314
Shimachu Co., Ltd.	43,164	1,022,170
T-Gaia Corp.(a)	97,100	1,096,596
United Arrows Ltd.	20,929	784,551
Xebio Co., Ltd.	29,889	574,433
Yellow Hat Ltd.	13,600	242,615

Total Specialty Retail		12,441,011

Textiles, Apparel & Luxury Goods - 2.0%
Descente Ltd.	41,776	283,395
Fujibo Holdings, Inc.	99,000	213,815
Gunze Ltd.	54,834	137,730
Japan Vilene Co., Ltd.	68,000	383,654
Japan Wool Textile Co., Ltd. (The)	70,025	509,006
Komatsu Seiren Co., Ltd.	32,004	170,517
Kurabo Industries Ltd.	152,766	270,344
Onward Holdings Co., Ltd.	175,433	1,330,290
Sanyo Shokai Ltd.	132,260	358,633
Seiko Holdings Corp.	37,000	182,351
Seiren Co., Ltd.	46,711	371,537
Wacoal Holdings Corp.	139,000	1,416,384

Total Textiles, Apparel & Luxury Goods		5,627,656

Trading Companies & Distributors - 3.3%
Daiichi Jitsugyo Co., Ltd.	44,000	197,174
Hanwa Co., Ltd.	220,114	1,179,051
Inaba Denki Sangyo Co., Ltd.	31,294	976,588
Inabata & Co., Ltd.	66,341	727,128
Iwatani Corp.	175,166	889,954
Japan Pulp & Paper Co., Ltd.	141,578	444,515
Kamei Corp.	29,200	230,033
Kanamoto Co., Ltd.	10,228	260,116
Kuroda Electric Co., Ltd.(a)	25,565	383,822
Mitani Corp.	14,700	304,755
Mitsui Matsushima Co., Ltd.	91,193	142,293
Nagase & Co., Ltd.	90,204	1,093,382
Nippon Steel Trading Co., Ltd.*	133,000	497,303
Onoken Co., Ltd.	15,000	189,382
Shinsho Corp.	110,000	249,084
Trusco Nakayama Corp.	21,100	497,061
Yamazen Corp.	78,406	481,156
Yuasa Trading Co., Ltd.	250,000	511,393

Total Trading Companies & Distributors		9,254,190

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	19,500	441,187
Mitsui-Soko Co., Ltd.	77,090	357,927
Nissin Corp.	92,000	259,093
Sumitomo Warehouse Co., Ltd. (The)	114,538	661,477

Total Transportation Infrastructure		1,719,684

TOTAL COMMON STOCKS (Cost: $258,630,758)		282,947,773

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%

United States - 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $18,458,830)(c)	18,458,830	18,458,830

TOTAL INVESTMENTS IN SECURITIES - 106.4% (Cost: $277,089,588)(d)		301,406,603
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.4)%		(18,193,225)

NET ASSETS - 100.0%		$283,213,378

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $17,545,678 and the total market value of the collateral held by the Fund was $18,458,830.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 97.5%

Australia - 22.9%
AGL Energy Ltd.	621	$8,350
Amcor Ltd.	20,753	195,878
AMP Ltd.	8,510	33,423
Aurizon Holdings Ltd.	11,200	48,898
Australia & New Zealand Banking Group Ltd.	36,028	1,038,851
BHP Billiton Ltd.	69,104	2,348,689
Brambles Ltd.	27,596	225,902
Caltex Australia Ltd.	4,080	73,186
Coca-Cola Amatil Ltd.	9,711	104,516
Commonwealth Bank of Australia	22,672	1,578,056
Computershare Ltd.	8,150	82,976
Crown Resorts Ltd.	13,482	203,239
CSL Ltd.	3,635	224,262
Insurance Australia Group Ltd.	23,621	122,991
Leighton Holdings Ltd.(a)	8,501	122,523
Macquarie Group Ltd.*	3,050	149,996
National Australia Bank Ltd.	31,616	985,175
Origin Energy Ltd.	20,179	254,008
Orora Ltd.*	21,793	22,617
QBE Insurance Group Ltd.	416	4,284
Ramsay Health Care Ltd.	193	7,470
Rio Tinto Ltd.	9,272	565,566
Santos Ltd.	16,688	218,425
Sonic Healthcare Ltd.	6,874	101,964
Suncorp Group Ltd.	17,215	201,758
Sydney Airport	49,825	169,389
Telstra Corp., Ltd.	439,285	2,063,282
Wesfarmers Ltd.	33,237	1,309,550
Westpac Banking Corp.	47,292	1,369,990
Woodside Petroleum Ltd.	15,560	541,517
Woolworths Ltd.	25,803	781,415

Total Australia		15,158,146

China - 11.5%
Agricultural Bank of China Ltd. Class H	265,000	130,214
Bank of China Ltd. Class H	863,100	397,391
Bank of Communications Co., Ltd. Class H	192,480	135,788
China CITIC Bank Corp., Ltd. Class H	112,500	61,083
China Construction Bank Corp. Class H	3,506,100	2,645,260
China Life Insurance Co., Ltd. Class H	32,745	102,411
China Longyuan Power Group Corp. Class H	82,800	106,680
China Merchants Bank Co., Ltd. Class H	89,029	189,684
China Minsheng Banking Corp., Ltd. Class H	59,467	66,034
China National Building Material Co., Ltd. Class H	107,100	115,198
China Pacific Insurance (Group) Co., Ltd. Class H	20,671	81,044
China Petroleum & Chemical Corp. Class H	1,045,020	853,133
China Shenhua Energy Co., Ltd. Class H	81,400	256,680
China Telecom Corp., Ltd. Class H	865,800	437,715
Dongfeng Motor Group Co., Ltd. Class H	124,000	194,146
Great Wall Motor Co., Ltd. Class H	9,000	49,679
Guangzhou R&F Properties Co., Ltd. Class H	59,900	87,605
Industrial & Commercial Bank of China, Ltd. Class H	1,104,900	746,694
PetroChina Co., Ltd. Class H	654,000	716,943
PICC Property & Casualty Co., Ltd. Class H	122,966	182,377
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	32,000	43,169
Sinopharm Group Co., Ltd. Class H	13,500	38,739

Total China		7,637,667

Hong Kong - 20.7%
AIA Group Ltd.	41,925	210,335
Bank of East Asia Ltd.	16,177	68,536
Beijing Enterprises Holdings Ltd.	12,000	119,013
BOC Hong Kong Holdings Ltd.	145,514	466,358
Cathay Pacific Airways Ltd.	50,000	105,755
Cheung Kong Holdings Ltd.	19,277	304,305
China Merchants Holdings International Co., Ltd.	40,592	148,155
China Mobile Ltd.	519,030	5,381,914
China Overseas Land & Investment Ltd.	41,065	115,456
China Resources Power Holdings Co., Ltd.	60,218	142,745
China Unicom Hong Kong Ltd.	225,948	338,030
CLP Holdings Ltd.	63,366	500,962
CNOOC Ltd.	979,262	1,821,178
Fosun International Ltd.	161,500	160,380
Guangdong Investment Ltd.	136,000	132,952
Hang Lung Group Ltd.	11,000	55,541
Hang Lung Properties Ltd.	18,000	56,876
Hang Seng Bank Ltd.	12,903	209,177
Henderson Land Development Co., Ltd.	21,700	123,840
HKT Trust and HKT Ltd.	190,883	188,575
Hong Kong & China Gas Co., Ltd.	99,360	227,841
Hutchison Whampoa Ltd.	70,027	951,907
Hysan Development Co., Ltd.	11,000	47,384
Lenovo Group Ltd.	78,000	94,862
MTR Corp., Ltd.	98,265	371,959
New World Development Co., Ltd.	9,557	12,067
Power Assets Holdings Ltd.	45,079	358,423
Sino Land Co., Ltd.	88,924	121,566
SJM Holdings Ltd.	100,365	336,546
Sun Art Retail Group Ltd.	101,500	143,209
Sun Hung Kai Properties Ltd.	10,534	133,615
Swire Properties Ltd.	25,800	65,217
Techtronic Industries Co., Ltd.	7,500	21,280
Wharf Holdings Ltd.	18,350	140,339
Wheelock & Co., Ltd.	9,000	41,380

Total Hong Kong		13,717,678

India - 0.3%
Infosys Ltd. ADR	3,299	186,723

Indonesia - 3.1%
PT Astra International Tbk	736,461	411,498
PT Bank Central Asia Tbk	164,500	129,762
PT Bank Danamon Indonesia TbK	47,119	14,616
PT Bank Mandiri Persero Tbk	213,300	137,585
PT Bank Rakyat Indonesia Persero Tbk	185,000	110,209
PT Charoen Pokphand Indonesia Tbk	55,953	15,517
PT Gudang Garam Tbk	13,800	47,625
PT Indocement Tunggal Prakarsa Tbk	45,500	74,774
PT Indofood CBP Sukses Makmur Tbk	37,500	31,430
PT Indofood Sukses Makmur Tbk	139,500	75,653
PT Kalbe Farma Tbk	320,000	32,868
PT Perusahaan Gas Negara Persero Tbk	575,400	211,579
PT Semen Indonesia Persero Tbk	139,300	161,963
PT Telekomunikasi Indonesia Persero Tbk	2,081,000	367,638
PT Unilever Indonesia Tbk	106,500	227,527

Total Indonesia		2,050,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2013

Investments	Shares	Value
Malaysia - 7.0%
AMMB Holdings Bhd	42,300	$93,498
Astro Malaysia Holdings Bhd	6,700	6,136
Axiata Group Bhd	139,400	293,653
British American Tobacco Malaysia Bhd	8,200	160,520
CIMB Group Holdings Bhd	37,300	86,773
DiGi.Com Bhd	184,200	278,929
Felda Global Ventures Holdings Bhd	66,900	91,705
Genting Bhd	20,800	65,153
Genting Malaysia Bhd	103,600	138,534
IOI Corp. Bhd	125,600	180,606
IOI Properties Group Sdn Bhd*	43,966	33,691
Kuala Lumpur Kepong Bhd	6,000	45,611
Malayan Banking Bhd	166,300	504,663
Maxis Bhd	256,500	569,304
Nestle (Malaysia) Bhd	4,100	85,117
Petronas Chemicals Group Bhd	187,800	396,757
Petronas Dagangan Bhd	25,800	247,642
Petronas Gas Bhd	27,400	203,106
PPB Group Bhd	19,800	97,564
Public Bank Bhd	36,900	218,550
Sime Darby Bhd	100,400	291,805
Telekom Malaysia Bhd	62,700	106,239
Tenaga Nasional Bhd	94,100	326,930
YTL Corp. Bhd	197,100	97,482

Total Malaysia		4,619,968

Philippines - 1.7%
Aboitiz Equity Ventures, Inc.	107,460	132,078
Aboitiz Power Corp.	162,200	124,256
Alliance Global Group, Inc.	98,300	57,143
Globe Telecom, Inc.	3,375	124,712
JG Summit Holdings, Inc.	27,789	24,137
Manila Electric Co.	23,840	134,824
Philippine Long Distance Telephone Co.	5,925	355,907
SM Investments Corp.	7,366	118,002
Universal Robina Corp.	21,680	55,247

Total Philippines		1,126,306

Singapore - 6.3%
City Developments Ltd.	5,000	38,017
DBS Group Holdings Ltd.	27,017	365,904
Global Logistic Properties Ltd.	7,000	16,022
Hutchison Port Holdings Trust Class U	460,995	311,172
Jardine Cycle & Carriage Ltd.	6,676	190,086
Keppel Corp., Ltd.	53,235	471,804
Oversea-Chinese Banking Corp., Ltd.	30,517	246,534
SembCorp Industries Ltd.	52,116	226,609
SembCorp Marine Ltd.	50,757	178,892
Singapore Airlines Ltd.	557	4,592
Singapore Exchange Ltd.	1,869	10,747
Singapore Press Holdings Ltd.(a)	54,000	176,208
Singapore Technologies Engineering Ltd.	74,625	234,053
Singapore Telecommunications Ltd.	454,577	1,317,719
StarHub Ltd.	58,000	197,069
United Overseas Bank Ltd.	10,574	177,880

Total Singapore		4,163,308

South Korea - 6.8%
E-Mart Co., Ltd.*	430	108,585
Hana Financial Group, Inc.	1,710	71,132
Hanwha Life Insurance Co., Ltd.	14,780	106,297
Hyundai Glovis Co., Ltd.*	418	91,494
Hyundai Mobis*	599	166,586
Hyundai Motor Co.*	1,495	335,024
Hyundai Steel Co.*	2,359	192,904
Industrial Bank of Korea*	220	2,533
Kangwon Land, Inc.*	4,760	139,595
KB Financial Group, Inc.*	102	4,083
Kia Motors Corp.*	3,678	195,514
Korea Zinc Co., Ltd.*	445	134,088
KT Corp. ADR*	15,635	232,492
KT Corp.*	1,000	29,895
KT&G Corp.*	2,770	195,542
LG Chem Ltd.*	411	116,638
LG Corp.*	939	56,944
LG Electronics, Inc.*	658	42,460
LG Household & Health Care Ltd.*	60	31,155
Lotte Shopping Co., Ltd.*	43	16,461
NAVER Corp.*	32	21,953
POSCO	861	266,373
Samsung Electro-Mechanics Co., Ltd.*	635	43,924
Samsung Electronics Co., Ltd.	465	604,520
Samsung Fire & Marine Insurance Co., Ltd.	329	80,742
Samsung Heavy Industries Co., Ltd.*	3,780	136,286
Samsung Life Insurance Co., Ltd.	1,327	130,770
Samsung SDI Co., Ltd.*	16	2,456
Shinhan Financial Group Co., Ltd.*	94	4,213
SK Holdings Co., Ltd.*	708	128,136
SK Innovation Co., Ltd.*	716	96,000
SK Telecom Co., Ltd. ADR(a)	17,033	419,352
SK Telecom Co., Ltd.	590	128,583
S-Oil Corp.	1,410	98,868
Woori Finance Holdings Co., Ltd.*	7,600	95,779

Total South Korea		4,527,377

Taiwan - 12.1%
Advanced Semiconductor Engineering, Inc.	69,175	64,293
Asustek Computer, Inc.	18,740	168,514
Cathay Financial Holding Co., Ltd.	19,919	32,248
Cheng Shin Rubber Industry Co., Ltd.	49,948	130,721
China Steel Corp.	158,469	143,562
Chunghwa Telecom Co., Ltd.	246,000	768,453
CTBC Financial Holding Co., Ltd.	72,250	49,333
Delta Electronics, Inc.	57,000	325,130
Far Eastern New Century Corp.	101,707	117,393
Far EasTone Telecommunications Co., Ltd.	65,000	142,852
First Financial Holding Co., Ltd.	54,705	34,049
Formosa Chemicals & Fibre Corp.	149,830	422,290
Formosa Petrochemical Corp.	114,000	312,889
Formosa Plastics Corp.	168,840	456,041
Fubon Financial Holding Co., Ltd.	92,803	135,763
Hon Hai Precision Industry Co., Ltd.	147,865	397,403
HTC Corp.	75,450	356,953
Hua Nan Financial Holdings Co., Ltd.	26,834	15,666
MediaTek, Inc.	20,000	297,616
Mega Financial Holding Co., Ltd.	53,516	45,070
Nan Ya Plastics Corp.	205,230	474,453
President Chain Store Corp.	22,000	152,432
Quanta Computer, Inc.	150,000	349,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

December 31, 2013

Investments	Shares	Value
Taiwan Cement Corp.	169,000	$262,259
Taiwan Mobile Co., Ltd.	90,100	291,128
Taiwan Semiconductor Manufacturing Co., Ltd.	485,000	1,716,829
Uni-President Enterprises Corp.	80,773	145,537
United Microelectronics Corp.	409,000	169,482
Yuanta Financial Holding Co., Ltd.	70,000	41,807

Total Taiwan		8,019,957

Thailand - 5.1%
Advanced Info Service PCL	78,700	477,804
Airports of Thailand PCL NVDR	11,981	57,790
Bangkok Bank PCL NVDR	21,000	113,755
Central Pattana PCL NVDR	23,878	29,793
Charoen Pokphand Foods PCL	330,800	322,143
CP ALL PCL	93,100	118,996
PTT Exploration & Production PCL	122,013	618,234
PTT Global Chemical PCL	186,594	448,598
PTT PCL	56,000	487,401
Shin Corp. PCL NVDR	73,085	150,685
Siam Cement PCL NVDR	24,971	303,969
Siam Commercial Bank PCL	27,000	117,909
Total Access Communication PCL NVDR	59,983	177,065

Total Thailand		3,424,142

TOTAL COMMON STOCKS
(Cost: $58,095,740)		64,631,516

EXCHANGE-TRADED NOTES - 2.3%

United States - 2.3%
iPath MSCI India Index ETN*
(Cost: $1,442,000)	27,153	1,546,635

RIGHTS - 0.0%

Malaysia - 0.0%
IOI Corp. Bhd, expiring 2/28/14*
(Cost: $5,034)	21,983	5,033

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b)
(Cost: $256,283)(c)	256,283	256,283

TOTAL INVESTMENTS IN SECURITIES - 100.2%
(Cost: $59,799,057)(d)		66,439,467
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(151,455)

NET ASSETS - 100.0%		$66,288,012

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $244,323 and the total market value of the collateral held by the Fund was $256,283.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.9%
Australia - 99.9%

Air Freight & Logistics - 2.5%
Toll Holdings Ltd.	268,539	$1,364,610

Beverages - 2.3%
Coca-Cola Amatil Ltd.	84,839	913,091
Treasury Wine Estates Ltd.	81,039	349,457

Total Beverages		1,262,548

Biotechnology - 0.6%
CSL Ltd.	5,258	324,393

Capital Markets - 2.0%
Macquarie Group Ltd.*	22,396	1,101,410

Chemicals - 5.1%
DuluxGroup Ltd.	212,751	1,020,210
Incitec Pivot Ltd.	375,057	899,260
Orica Ltd.	43,547	929,569

Total Chemicals		2,849,039

Commercial Banks - 12.0%
Australia & New Zealand Banking Group Ltd.	55,029	1,586,737
Commonwealth Bank of Australia	22,704	1,580,283
National Australia Bank Ltd.	57,802	1,801,148
Westpac Banking Corp.	58,197	1,685,895

Total Commercial Banks		6,654,063

Commercial Services & Supplies - 5.2%
Brambles Ltd.	64,887	531,168
Downer EDI Ltd.	178,977	778,192
Mineral Resources Ltd.	150,061	1,593,572

Total Commercial Services & Supplies		2,902,932

Construction & Engineering - 1.5%
Leighton Holdings Ltd.(a)	59,315	854,896

Construction Materials - 3.0%
Adelaide Brighton Ltd.	363,480	1,193,437
Boral Ltd.	110,972	473,571

Total Construction Materials		1,667,008

Containers & Packaging - 1.3%
Amcor Ltd.	71,394	673,856
Orora Ltd.*	71,394	74,092

Total Containers & Packaging		747,948

Diversified Consumer Services - 1.5%
Navitas Ltd.(a)	146,045	840,138

Diversified Telecommunication Services - 4.0%
Telstra Corp., Ltd.	331,206	1,555,645
TPG Telecom Ltd.	137,551	654,679

Total Diversified Telecommunication Services		2,210,324

Energy Equipment & Services - 1.5%
WorleyParsons Ltd.	54,740	812,954

Food & Staples Retailing - 8.3%
Metcash Ltd.(a)	495,297	1,400,251
Wesfarmers Ltd.	56,967	2,244,521
Woolworths Ltd.	31,760	961,816

Total Food & Staples Retailing		4,606,588

Food Products - 0.7%
GrainCorp Ltd. Class A	54,886	417,382

Gas Utilities - 1.0%
Envestra Ltd.	524,262	534,695

Health Care Equipment & Supplies - 2.0%
Ansell Ltd.	21,493	397,457
Cochlear Ltd.	13,677	720,952

Total Health Care Equipment & Supplies		1,118,409

Health Care Providers & Services - 3.7%
Primary Health Care Ltd.	131,062	580,410
Ramsay Health Care Ltd.	13,551	524,458
Sonic Healthcare Ltd.	63,766	945,860

Total Health Care Providers & Services		2,050,728

Hotels, Restaurants & Leisure - 9.8%
Aristocrat Leisure Ltd.	91,396	383,489
Crown Ltd.	50,707	764,400
Echo Entertainment Group Ltd.	119,661	263,355
Flight Centre Ltd.(a)	19,762	840,687
TABCORP Holdings Ltd.	538,944	1,750,263
Tatts Group Ltd.	520,960	1,444,838

Total Hotels, Restaurants & Leisure		5,447,032

Insurance - 6.3%
AMP Ltd.	238,840	938,047
Insurance Australia Group Ltd.	207,571	1,080,793
QBE Insurance Group Ltd.	47,258	486,635
Suncorp Group Ltd.	84,495	990,274

Total Insurance		3,495,749

Internet Software & Services - 1.3%
carsales.com Ltd.	80,817	736,767

IT Services - 1.0%
Computershare Ltd.	52,080	530,232

Media - 3.3%
REA Group Ltd.	11,356	383,628
Seven West Media Ltd.	684,044	1,438,152

Total Media		1,821,780

Metals & Mining - 4.3%
BHP Billiton Ltd.	27,240	925,826
Iluka Resources Ltd.	78,525	606,278
Rio Tinto Ltd.	13,964	851,765

Total Metals & Mining		2,383,869

Multiline Retail - 1.8%
Harvey Norman Holdings Ltd.(a)	355,904	1,006,174

Multi-Utilities - 1.9%
AGL Energy Ltd.	78,447	1,054,844

Oil, Gas & Consumable Fuels - 6.1%
Beach Energy Ltd.	408,904	523,131
Caltex Australia Ltd.	21,594	387,347
Origin Energy Ltd.	74,446	937,105
Santos Ltd.	45,412	594,385
Woodside Petroleum Ltd.	27,511	957,434

Total Oil, Gas & Consumable Fuels		3,399,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

December 31, 2013

Investments	Shares	Value
Professional Services - 2.6%
ALS Ltd./Queensland(a)	108,350	$854,000
Seek Ltd.	51,759	620,966

Total Professional Services		1,474,966

Road & Rail - 0.8%
Aurizon Holdings Ltd.	106,762	466,111

Transportation Infrastructure - 2.5%
Qube Holdings Ltd.	204,772	379,222
Sydney Airport Ltd.	300,940	1,023,096

Total Transportation Infrastructure		1,402,318

TOTAL COMMON STOCKS (Cost: $50,262,254)		55,539,309

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.5%

United States - 8.5%
Dreyfus Institutional Preferred Money Market Fund 0.05%(b) (Cost: $4,743,433)(c)	4,743,433	4,743,433

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $55,005,687)(d)		60,282,742
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (8.4)%		(4,654,129)

NET ASSETS - 100.0%		$55,628,613

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $4,502,380 and the total market value of the collateral held by the Fund was $4,743,433.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 11.6%
Amcor Ltd.	56,215	$530,588
AMP Ltd.	87,864	345,087
Australia & New Zealand Banking Group Ltd.	132,050	3,807,604
BHP Billiton Ltd.	97,794	3,323,797
Brambles Ltd.	30,990	253,686
Commonwealth Bank of Australia	77,825	5,416,911
Macquarie Group Ltd.*	11,606	570,770
National Australia Bank Ltd.	133,155	4,149,196
Origin Energy Ltd.	18,122	228,115
Orora Ltd.*	55,723	57,829
Rio Tinto Ltd.	16,016	976,931
Santos Ltd.	30,803	403,172
Suncorp Group Ltd.	54,775	641,958
Sydney Airport	12,190	41,442
Telstra Corp., Ltd.	749,699	3,521,269
Wesfarmers Ltd.	61,931	2,440,104
Westpac Banking Corp.	175,571	5,086,073
Woodside Petroleum Ltd.	24,315	846,208
Woolworths Ltd.	46,653	1,412,834

Total Australia		34,053,574

Austria - 0.2%
Erste Group Bank AG	8,041	280,659
OMV AG	5,249	251,631

Total Austria		532,290

Belgium - 0.9%
Anheuser-Busch InBev N.V.	21,127	2,249,188
Solvay S.A.	2,712	429,755

Total Belgium		2,678,943

Denmark - 0.4%
Novo Nordisk A/S Class B	6,237	1,145,080

Finland - 0.8%
Fortum Oyj	47,791	1,095,145
Kone Oyj Class B(a)	20,465	924,951
Sampo Class A	6,221	306,200

Total Finland		2,326,296

France - 12.6%
Air Liquide S.A.	6,675	945,535
Alstom S.A.	7,275	265,401
AXA S.A.	76,447	2,128,924
BNP Paribas S.A.	24,393	1,904,138
Carrefour S.A.	31,071	1,233,479
Casino Guichard Perrachon S.A.	5,163	595,969
Christian Dior S.A.	1,471	278,403
Cie Generale des Etablissements Michelin	2,760	293,793
Compagnie de Saint-Gobain	15,129	833,359
Danone	13,981	1,007,951
EDF S.A.	85,680	3,032,441
GDF Suez	143,351	3,376,783
Hermes International	1,132	411,017
Kering	2,543	538,409
L’Oreal S.A.	7,124	1,253,569
LVMH Moet Hennessy Louis Vuitton S.A.	7,392	1,350,637
Natixis	56,058	330,146
Orange S.A.	161,587	2,003,928
Pernod-Ricard S.A.	5,475	624,741
Renault S.A.	3,338	268,846
Safran S.A.	8,979	624,940
Sanofi	35,651	3,788,541
Schneider Electric S.A.	11,818	1,032,444
Societe Generale S.A.	6,663	387,634
Total S.A.	96,308	5,909,468
Unibail-Rodamco SE	1,089	279,484
Vinci S.A.	17,425	1,145,794
Vivendi S.A.	50,072	1,321,632

Total France		37,167,406

Germany - 10.0%
Adidas AG	6,345	809,960
Allianz SE	12,771	2,293,872
BASF SE	22,922	2,447,549
Bayer AG	15,521	2,180,420
Bayerische Motoren Werke AG	15,692	1,842,694
Continental AG	1,909	419,303
Daimler AG	32,509	2,817,653
Deutsche Bank AG	10,517	502,507
Deutsche Boerse AG	6,909	573,119
Deutsche Post AG	49,527	1,808,511
Deutsche Telekom AG	197,976	3,390,916
E.ON SE	82,241	1,520,241
Fresenius Medical Care AG & Co. KGaA	1,058	75,416
Linde AG	4,188	877,458
Muenchener Rueckversicherungs AG	7,748	1,709,818
RWE AG	11,873	435,268
SAP AG	17,811	1,529,253
Siemens AG	22,515	3,080,426
Volkswagen AG	4,453	1,208,180

Total Germany		29,522,564

Hong Kong - 5.9%
BOC Hong Kong Holdings Ltd.	381,973	1,224,186
Cheung Kong Holdings Ltd.	79,000	1,247,087
China Mobile Ltd.	587,986	6,096,930
China Overseas Land & Investment Ltd.	86,000	241,793
China Resources Power Holdings Co., Ltd.	26,000	61,632
China Unicom Hong Kong Ltd.	213,522	319,440
CLP Holdings Ltd.	99,500	786,632
CNOOC Ltd.	1,204,529	2,240,117
Hang Seng Bank Ltd.	63,695	1,032,592
Hong Kong Exchanges and Clearing Ltd.	33,500	558,639
Hutchison Whampoa Ltd.	101,000	1,372,936
Power Assets Holdings Ltd.	60,500	481,035
Sun Hung Kai Properties Ltd.	81,442	1,033,025
Wharf Holdings Ltd.	84,000	642,425

Total Hong Kong		17,338,469

Ireland - 0.2%
CRH PLC	23,504	592,688

Israel - 0.5%
Israel Chemicals Ltd.	61,462	512,272
Teva Pharmaceutical Industries Ltd.	20,599	823,723

Total Israel		1,335,995

Italy - 3.1%
Assicurazioni Generali SpA	22,864	538,743
Enel SpA	498,040	2,178,234
ENI SpA	159,167	3,835,978
Intesa Sanpaolo SpA	236,609	584,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2013

Investments	Shares	Value
Luxottica Group SpA	4,844	$259,983
Saipem SpA	13,919	298,436
Snam SpA	160,071	896,837
UniCredit SpA	48,019	355,982

Total Italy		8,949,100

Japan - 8.8%
Astellas Pharma, Inc.	15,000	889,111
Canon, Inc.(a)	34,500	1,093,050
Dai-ichi Life Insurance Co., Ltd. (The)	13,600	227,346
Denso Corp.	13,600	718,139
East Japan Railway Co.	7,200	574,055
FANUC Corp.	2,500	457,875
Fast Retailing Co., Ltd.	600	247,752
Hitachi Ltd.	79,000	598,297
Honda Motor Co., Ltd.	31,700	1,305,942
INPEX Corp.	25,337	324,954
Isuzu Motors Ltd.	28,000	174,226
ITOCHU Corp.	54,900	678,513
Japan Tobacco, Inc.	23,509	764,957
JFE Holdings, Inc.	12,000	285,657
JX Holdings, Inc.	53,000	272,803
Kao Corp.	14,200	447,191
KDDI Corp.	12,340	759,619
Kirin Holdings Co., Ltd.(a)	20,000	287,903
Komatsu Ltd.	9,200	187,055
Kyocera Corp.	6,800	339,660
Marubeni Corp.	30,000	215,784
Mitsubishi Corp.	27,000	518,139
Mitsubishi Electric Corp.	21,000	263,736
Mitsubishi Heavy Industries Ltd.	54,000	334,466
Mitsubishi UFJ Financial Group, Inc.	164,400	1,085,520
Mitsui & Co., Ltd.	23,800	331,735
Mizuho Financial Group, Inc.	278,998	605,219
MS&AD Insurance Group Holdings	9,300	249,699
Nippon Telegraph & Telephone Corp.	31,094	1,674,440
Nissan Motor Co., Ltd.	91,300	767,891
Nomura Holdings, Inc.	33,300	256,312
NTT DoCoMo, Inc.	104,600	1,716,712
Shin-Etsu Chemical Co., Ltd.	7,600	443,975
Softbank Corp.	6,000	525,189
Sony Corp.(a)	12,000	208,477
Sumitomo Corp.	44,600	560,550
Sumitomo Mitsui Financial Group, Inc.	26,200	1,351,068
Sumitomo Mitsui Trust Holdings, Inc.	68,000	358,423
Takeda Pharmaceutical Co., Ltd.	24,400	1,120,118
Tokio Marine Holdings, Inc.	10,800	361,182
Toshiba Corp.	64,000	269,140
Toyota Motor Corp.	34,400	2,101,213

Total Japan		25,953,093

Netherlands - 2.1%
Aegon N.V.	36,800	347,962
Akzo Nobel N.V.	1,346	104,495
CNH Industrial N.V.*	22,374	255,429
European Aeronautic Defence and Space Co. N.V.	12,685	975,519
Heineken N.V.	13,030	881,216
Koninklijke Ahold N.V.	45,696	821,716
Koninklijke Philips N.V.	33,116	1,215,869
Unilever N.V.	37,964	1,531,448

Total Netherlands		6,133,654

Norway - 1.7%
DNB ASA	45,757	818,322
Statoil ASA	107,473	2,604,075
Telenor ASA	60,758	1,448,133
Yara International ASA	2,831	121,791

Total Norway		4,992,321

Portugal - 0.3%
EDP-Energias de Portugal S.A.	169,352	623,067
Galp Energia, SGPS, S.A.	15,545	255,222

Total Portugal		878,289

Singapore - 1.5%
DBS Group Holdings Ltd.	45,000	609,457
Jardine Cycle & Carriage Ltd.	8,000	227,784
Keppel Corp., Ltd.	25,000	221,567
Oversea-Chinese Banking Corp., Ltd.	94,000	759,385
Singapore Telecommunications Ltd.	693,500	2,010,304
United Overseas Bank Ltd.	28,000	471,028

Total Singapore		4,299,525

Spain - 5.3%
Abertis Infraestructuras, S.A.	14,604	324,996
Amadeus IT Holding S.A. Class A	2,367	101,452
Banco Bilbao Vizcaya Argentaria S.A.	122,626	1,511,965
Banco Santander S.A.	728,821	6,533,836
CaixaBank(a)	264,174	1,378,902
Ferrovial S.A.	27,877	540,280
Gas Natural SDG S.A.	43,596	1,123,066
Iberdrola S.A.	207,954	1,328,160
Inditex S.A.	9,001	1,485,870
Repsol S.A.	54,031	1,363,961

Total Spain		15,692,488

Sweden - 3.4%
Atlas Copco AB Class A(a)	25,408	705,360
Hennes & Mauritz AB Class B	44,065	2,032,207
Nordea Bank AB	98,266	1,325,748
Sandvik AB	56,565	798,811
Svenska Handelsbanken AB Class A	18,915	930,642
Swedbank AB Class A	35,468	999,550
Telefonaktiebolaget LM Ericsson Class B	80,571	984,776
TeliaSonera AB	174,246	1,452,819
Volvo AB Class B	53,988	709,882

Total Sweden		9,939,795

Switzerland - 7.9%
ABB Ltd.*	30,610	808,144
Cie Financiere Richemont S.A.	2,824	281,971
Kuehne + Nagel International AG	680	89,535
Nestle S.A.	74,771	5,490,017
Novartis AG	69,782	5,586,640
Roche Holding AG - Genusschein	17,612	4,934,964
Swiss Re AG*	20,025	1,847,474
Swisscom AG	2,167	1,147,400
Syngenta AG	2,310	922,598
Transocean Ltd.*	5,209	254,432
UBS AG*	14,349	272,992
Zurich Insurance Group AG*	5,418	1,574,805

Total Switzerland		23,210,972

United Kingdom - 22.5%
Anglo American PLC	38,187	834,863

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

December 31, 2013

Investments	Shares	Value
Associated British Foods PLC	23,600	$955,689
AstraZeneca PLC	47,727	2,825,563
Aviva PLC	148,406	1,105,350
BAE Systems PLC	148,069	1,066,790
Barclays PLC	248,084	1,117,412
BG Group PLC	30,329	651,765
BHP Billiton PLC	67,049	2,075,521
BP PLC	642,447	5,193,106
British American Tobacco PLC	48,612	2,607,029
British Sky Broadcasting Group PLC	56,474	789,435
BT Group PLC	236,325	1,485,021
Centrica PLC	162,729	937,120
Compass Group PLC	71,992	1,154,211
Diageo PLC	36,463	1,207,836
Fresnillo PLC	11,124	137,352
GlaxoSmithKline PLC	160,422	4,281,735
HSBC Holdings PLC	530,949	5,825,038
Imperial Tobacco Group PLC	29,133	1,128,120
Legal & General Group PLC	275,448	1,015,981
Marks & Spencer Group PLC	13,370	95,795
National Grid PLC	125,536	1,638,401
Old Mutual PLC	179,675	562,736
Pearson PLC	33,902	752,974
Prudential PLC	53,120	1,178,931
Reckitt Benckiser Group PLC	19,467	1,545,369
Rio Tinto PLC	37,914	2,140,996
Royal Dutch Shell PLC Class A	138,938	4,977,407
Royal Dutch Shell PLC Class B	81,455	3,075,942
SABMiller PLC	19,847	1,019,347
SSE PLC	49,274	1,118,057
Standard Chartered PLC	63,188	1,423,309
Tesco PLC	213,624	1,182,979
Tullow Oil PLC	15,924	225,499
Unilever PLC	34,762	1,429,000
Vodafone Group PLC	1,895,456	7,440,252

Total United Kingdom		66,201,931

TOTAL COMMON STOCKS (Cost: $239,693,246)		292,944,473

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(b) (Cost: $57,237)	1,083	64,038

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 2/09/2014* (Cost: $35,325)	54,031	36,928

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $3,276,496)(d)	3,276,496	3,276,496

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $243,062,304)(e)		296,321,935
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.8)%		(2,360,419)

NET ASSETS - 100.0%		$293,961,516

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $3,778,341 and the total market value of the collateral held by the Fund was $3,973,956. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $697,460.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 9.9%
Amcor Ltd.	303,025	$2,860,118
BHP Billiton Ltd.	115,672	3,931,430
Origin Energy Ltd.	318,183	4,005,199
Orora Ltd.*	310,302	322,029
Rio Tinto Ltd.	59,474	3,627,748
Telstra Corp., Ltd.	1,434,596	6,738,169
Wesfarmers Ltd.	125,155	4,931,153
Woodside Petroleum Ltd.	119,186	4,147,896
Woolworths Ltd.	133,894	4,054,831

Total Australia		34,618,573

Austria - 0.7%
OMV AG	50,222	2,407,586

Finland - 1.7%
Fortum Oyj	259,590	5,948,583

France - 16.7%
Carrefour S.A.	123,190	4,890,486
Casino Guichard Perrachon S.A.	27,875	3,217,634
Cie Generale des Etablissements	28,144	2,995,833
Compagnie de Saint-Gobain	64,278	3,540,659
EDF S.A.	219,821	7,780,044
GDF Suez	336,884	7,935,655
Orange S.A.	737,854	9,150,530
Sanofi	22,727	2,415,141
Total S.A.	87,284	5,355,754
Vinci S.A.	63,386	4,167,994
Vivendi S.A.	248,915	6,570,018

Total France		58,019,748

Germany - 10.8%
Bayerische Motoren Werke AG	26,791	3,146,036
Daimler AG	53,567	4,642,814
Deutsche Post AG	99,557	3,635,390
Deutsche Telekom AG	506,175	8,669,721
E.ON SE	362,011	6,691,843
RWE AG	163,850	6,006,798
SAP AG	15,746	1,351,952
Siemens AG	25,404	3,475,689

Total Germany		37,620,243

Hong Kong - 1.7%
China Mobile Ltd.	312,500	3,240,368
CNOOC Ltd.	1,459,000	2,713,368

Total Hong Kong		5,953,736

Ireland - 1.0%
CRH PLC	138,420	3,490,465

Israel - 1.8%
Israel Chemicals Ltd.	471,427	3,929,237
Teva Pharmaceutical Industries Ltd.	57,793	2,311,054

Total Israel		6,240,291

Italy - 5.4%
Enel SpA	1,144,498	5,005,590
ENI SpA	215,260	5,187,838
Saipem SpA	128,690	2,759,229
Snam SpA	1,058,989	5,933,243

Total Italy		18,885,900

Japan - 6.1%
Astellas Pharma, Inc.	36,300	2,151,648
Canon, Inc.	81,800	2,591,637
Daiichi Sankyo Co., Ltd.	160,600	2,938,336
Eisai Co., Ltd.	72,000	2,791,494
Hitachi Ltd.	160,000	1,211,741
Kyocera Corp.	18,300	914,086
Murata Manufacturing Co., Ltd.	12,600	1,119,680
Sumitomo Corp.	208,600	2,621,765
Takeda Pharmaceutical Co., Ltd.	65,700	3,016,055
Toshiba Corp.	256,000	1,076,562
Yahoo! Japan Corp.	143,900	800,928

Total Japan		21,233,932

Netherlands - 1.8%
Koninklijke Ahold N.V.	163,401	2,938,316
Reed Elsevier N.V.	159,483	3,384,297

Total Netherlands		6,322,613

Norway - 3.4%
Statoil ASA	168,950	4,093,665
Telenor ASA	174,121	4,150,077
Yara International ASA	84,138	3,619,674

Total Norway		11,863,416

Portugal - 1.7%
EDP-Energias de Portugal S.A.	1,613,744	5,937,166

Singapore - 2.4%
Jardine Cycle & Carriage Ltd.	72,000	2,050,055
Keppel Corp., Ltd.	372,000	3,296,911
Singapore Telecommunications Ltd.	1,052,000	3,049,517

Total Singapore		8,396,483

Spain - 4.4%
Abertis Infraestructuras, S.A.	200,125	4,453,559
Amadeus IT Holding S.A. Class A	45,749	1,960,853
Ferrovial S.A.	457,720	8,871,007

Total Spain		15,285,419

Sweden - 4.4%
Hennes & Mauritz AB Class B	89,613	4,132,808
Sandvik AB	206,434	2,915,262
Telefonaktiebolaget LM Ericsson Class B	220,086	2,689,993
TeliaSonera AB	688,973	5,744,481

Total Sweden		15,482,544

Switzerland - 3.7%
Nestle S.A.	36,130	2,652,824
Novartis AG	34,006	2,722,469
Roche Holding AG	9,216	2,563,713
Swisscom AG	9,155	4,847,461

Total Switzerland		12,786,467

United Kingdom - 21.9%
Anglo American PLC	137,985	3,016,695
AstraZeneca PLC	87,183	5,161,462
BAE Systems PLC	645,239	4,648,742
BHP Billiton PLC	114,686	3,550,138
BP PLC	566,396	4,578,362
British American Tobacco PLC	57,174	3,066,204
British Sky Broadcasting Group PLC	236,445	3,305,203
Fresnillo PLC	170,461	2,104,739
GlaxoSmithKline PLC	139,956	3,735,489
Imperial Tobacco Group PLC	100,991	3,910,684
Marks & Spencer Group PLC	432,596	3,099,521
National Grid PLC	368,349	4,807,412
Pearson PLC	163,514	3,631,694

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

December 31, 2013

Investments	Shares	Value
Reed Elsevier PLC	218,740	$3,256,968
Rio Tinto PLC	70,772	3,996,481
Royal Dutch Shell PLC Class A	25,503	913,636
Royal Dutch Shell PLC Class B	91,492	3,454,964
SSE PLC	179,111	4,064,138
Tesco PLC	642,651	3,558,788
Unilever PLC	59,019	2,426,159
Vodafone Group PLC	1,532,119	6,014,042

Total United Kingdom		76,301,521

TOTAL COMMON STOCKS (Cost: $289,384,282)		346,794,686

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(a) (Cost: $540,617)	11,093	577,058

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $289,924,899)(b)		347,371,744
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.4%		1,259,514

NET ASSETS - 100.0%		$348,631,258

*	Non-income producing security.
(a)	Affiliated company (See Note 4).
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 9.0%
AGL Energy Ltd.	41,939	$563,936
ALS Ltd./Queensland(a)	25,706	202,611
Ansell Ltd.	8,420	155,706
Aurizon Holdings Ltd.	64,814	282,971
Bank of Queensland Ltd.	40,504	440,640
Bendigo and Adelaide Bank Ltd.	55,694	585,463
Boral Ltd.	56,794	242,367
Caltex Australia Ltd.	14,341	257,245
Coca-Cola Amatil Ltd.	59,179	636,922
Cochlear Ltd.	3,894	205,263
Computershare Ltd.	27,286	277,802
Crown Resorts Ltd.	50,761	765,214
Federation Centres Ltd.	83,631	175,080
Flight Centre Travel Group Ltd.(a)	7,739	329,222
GrainCorp Ltd. Class A	9,619	73,148
Harvey Norman Holdings Ltd.(a)	89,493	253,005
Iluka Resources Ltd.	31,583	243,847
Incitec Pivot Ltd.	117,501	281,728
Insurance Australia Group Ltd.	147,848	769,824
Leighton Holdings Ltd.(a)	23,549	339,407
Lend Lease Group	32,657	325,473
Metcash Ltd.(a)	108,754	307,458
New Hope Corp., Ltd.	39,199	116,781
Orica Ltd.	23,687	505,631
Platinum Asset Management Ltd.	52,587	324,153
Primary Health Care Ltd.	19,375	85,802
Ramsay Health Care Ltd.	11,427	442,254
REA Group Ltd.	5,558	187,760
Seek Ltd.	16,031	192,328
Sonic Healthcare Ltd.	25,008	370,951
Sydney Airport	138,286	470,127
TABCORP Holdings Ltd.	113,512	368,639
Tatts Group Ltd.	171,254	474,958
Toll Holdings Ltd.	62,036	315,243
TPG Telecom Ltd.	18,502	88,061
Treasury Wine Estates Ltd.	19,983	86,171
Wesfarmers Ltd.	11,193	441,008
WorleyParsons Ltd.	18,784	278,965

Total Australia		12,463,164

Austria - 1.6%
Andritz AG	4,016	252,288
EVN AG(a)	6,382	101,440
Oesterreichische Post AG	3,525	168,936
Raiffeisen Bank International AG(a)	11,380	401,749
Strabag SE	4,678	137,430
Telekom Austria AG	16,916	128,295
Verbund AG	14,351	306,808
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,445	321,710
Voestalpine AG	8,147	392,129

Total Austria		2,210,785

Belgium - 2.8%
Ageas	15,921	678,992
Belgacom S.A.(a)	52,712	1,562,004
Colruyt S.A.	4,407	246,427
Delhaize Group S.A.	5,634	335,378
D’ieteren S.A./N.V.	2,138	106,647
Elia System Operator S.A/N.V.	2,378	110,427
Telenet Group Holding N.V.	2,926	174,883
UCB S.A.	5,459	407,253
Umicore S.A.	4,383	205,073

Total Belgium		3,827,084

Denmark - 1.8%
Carlsberg A/S Class B	1,655	183,410
Chr Hansen Holding A/S	2,888	114,899
DSV A/S	1,510	49,589
FLSmidth & Co. A/S(a)	2,184	119,444
GN Store Nord A/S	1,927	47,409
H. Lundbeck A/S	5,832	147,575
Novozymes A/S Class B	4,728	199,893
Pandora A/S	5,377	291,985
TDC A/S	105,799	1,027,877
Tryg A/S	3,361	325,602

Total Denmark		2,507,683

Finland - 3.1%
Elisa Oyj(a)	16,729	443,976
Kemira Oyj(a)	6,446	108,008
Konecranes Oyj(a)	2,247	80,069
Metso Oyj(a)	11,849	506,474
Neste Oil Oyj(a)	15,658	310,046
Nokian Renkaat Oyj	6,785	326,013
Orion Oyj Class B(a)	9,664	271,923
Outotec Oyj(a)	5,557	58,272
Pohjola Bank PLC Class A	19,997	402,852
Stora Enso Oyj Class R	48,025	482,754
UPM-Kymmene Oyj	48,498	820,645
Wartsila Oyj Abp	7,591	374,155
YIT Oyj	7,371	103,194

Total Finland		4,288,381

France - 8.9%
Accor S.A.	6,762	319,597
Aeroports de Paris	2,790	317,170
Arkema S.A.	1,343	156,911
AtoS	501	45,418
bioMerieux	383	40,252
Bouygues S.A.	30,779	1,162,934
Cap Gemini S.A.	5,787	391,772
CNP Assurances	63,423	1,302,166
Edenred	7,419	248,726
Eiffage S.A.	5,286	304,829
Euler Hermes S.A.	4,445	613,111
Eutelsat Communications S.A.	11,227	350,633
Groupe Eurotunnel S.A.	7,855	82,694
Havas S.A.	13,360	110,162
Imerys S.A.	3,250	283,076
Ingenico	523	42,000
Ipsen S.A.	3,452	163,463
JC Decaux S.A.	6,838	282,390
Klepierre	11,796	547,526
Lagardere SCA	10,674	397,416
Neopost S.A.	4,355	336,174
Remy Cointreau S.A.	1,379	115,893
Rexel S.A.	12,728	334,548
SCOR SE	13,641	499,332
SEB S.A.	1,642	148,652
Societe BIC S.A.	2,784	341,653
Societe Television Francaise 1	13,715	264,769
Suez Environnement Co.	40,995	735,770
Thales S.A.	7,377	475,728
Valeo S.A.	3,846	426,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
Vallourec S.A.	4,088	$223,069
Veolia Environnement S.A.	48,442	791,329
Vicat S.A.	1,370	101,941
Zodiac Aerospace	2,071	367,418

Total France		12,324,768

Germany - 5.1%
Aurubis AG	1,544	94,251
Axel Springer SE	6,058	389,834
Bilfinger SE	2,491	279,849
Brenntag AG	1,016	188,650
Carl Zeiss Meditec AG	1,853	61,829
Celesio AG(a)	3,014	95,522
Deutsche Wohnen AG	2,009	38,853
Fielmann AG	2,153	252,261
Fraport AG Frankfurt Airport Services Worldwide	3,388	253,919
Freenet AG*	13,998	420,104
GEA Group AG	6,801	324,252
Hannover Rueckversicherung AG	7,201	618,973
Hochtief AG	1,199	102,533
Hugo Boss AG	2,990	426,427
Infineon Technologies AG	25,327	270,819
K+S AG(a)	10,383	320,125
Kabel Deutschland Holding AG	1,650	214,220
Lanxess AG	1,503	100,394
MTU Aero Engines AG	1,067	104,963
Rhoen Klinikum AG	4,012	117,505
Salzgitter AG	1,710	73,045
Software AG	2,671	93,485
Stada Arzneimittel AG	293	14,504
Suedzucker AG	5,768	155,940
Symrise AG	6,161	284,400
Talanx AG	10,792	366,566
Telefonica Deutschland Holding AG	109,466	905,032
United Internet AG Registered Shares	7,909	336,972
Wacker Chemie AG	1,649	182,642

Total Germany		7,087,869

Hong Kong - 4.5%
Bank of East Asia Ltd.	90,322	382,664
Beijing Enterprises Holdings Ltd.	21,200	210,257
Cathay Pacific Airways Ltd.	37,774	79,896
China Agri-Industries Holdings Ltd.	102,000	50,910
China Everbright International Ltd.	44,000	58,903
China Everbright Ltd.	34,739	54,928
China Merchants Holdings International Co., Ltd.	124,200	453,311
China Overseas Grand Oceans Group Ltd.	31,000	29,546
China Resources Enterprise Ltd.	58,600	194,609
Citic Pacific Ltd.(a)	247,773	378,989
Far East Horizon Ltd.	191,924	164,108
Fosun International Ltd.	322,400	320,165
Franshion Properties China Ltd.(a)	333,242	116,041
Guangdong Investment Ltd.	282,208	275,884
Hang Lung Group Ltd.	39,000	196,918
HKT Trust and HKT Ltd.	446,355	440,958
Hong Kong Aircraft Engineering Co., Ltd.	7,547	100,254
Hopewell Holdings Ltd.	67,162	227,374
Hysan Development Co., Ltd.	41,000	176,611
Lenovo Group Ltd.	262,453	319,192
New World Development Co., Ltd.	294,482	371,817
PCCW Ltd.	495,543	221,768
Shanghai Industrial Holdings Ltd.	60,500	221,206
Sino Land Co., Ltd.	321,046	438,896
Sino-Ocean Land Holdings Ltd.	398,464	261,574
Techtronic Industries Co., Ltd.	24,500	69,515
Television Broadcasts Ltd.	27,824	186,061
Yuexiu Property Co., Ltd.	671,100	165,314

Total Hong Kong		6,167,669

Ireland - 0.5%
DCC PLC	3,663	180,124
Dragon Oil PLC	21,147	198,994
Glanbia PLC	1,945	30,178
Kerry Group PLC Class A	2,490	173,270
Paddy Power PLC	979	83,639
Smurfit Kappa Group PLC	2,899	71,345

Total Ireland		737,550

Israel - 0.8%
Azrieli Group	2,146	71,348
Bezeq The Israeli Telecommunication Corp., Ltd.	545,573	925,006
Gazit-Globe Ltd.	5,102	68,600
Osem Investments Ltd.	1,924	47,005

Total Israel		1,111,959

Italy - 4.9%
A2A SpA	53,130	62,266
Atlantia SpA(a)	54,287	1,220,065
Autogrill SpA*	16,754	141,749
Azimut Holding SpA	4,771	130,366
Banca Generali SpA	4,920	152,607
Davide Campari-Milano SpA	11,227	94,059
De’Longhi SpA	8,013	131,063
DiaSorin SpA	2,090	98,176
Enel Green Power SpA	143,844	362,922
GTECH SpA	10,369	316,621
Hera SpA	72,504	164,846
Mediolanum SpA	42,293	367,149
Parmalat SpA	75,494	257,571
Pirelli & C SpA(a)	20,582	356,781
Prysmian SpA	5,264	135,713
Recordati SpA	6,033	86,956
Salvatore Ferragamo Italia SpA	2,981	113,577
Societa Iniziative Autostradali e Servizi SpA	48,540	482,580
Telecom Italia SpA	580,679	576,906
Telecom Italia SpA RSP	536,379	420,550
Terna Rete Elettrica Nazionale SpA	159,185	796,675
Tod’s SpA(a)	1,099	183,844
Unione di Banche Italiane SCPA	5,342	36,334

Total Italy		6,689,376

Japan - 17.3%
ABC-Mart, Inc.	1,678	73,359
Aeon Co., Ltd.	11,099	150,479
Air Water, Inc.	7,000	94,838
Aisin Seiki Co., Ltd.	4,324	175,667
Ajinomoto Co., Inc.	4,319	62,542
Alfresa Holdings Corp.	1,000	49,665
Amada Co., Ltd.	13,000	114,657
ANA Holdings, Inc.	61,000	121,878
Aozora Bank Ltd.	116,000	328,890
Asahi Glass Co., Ltd.(a)	63,141	392,885
Asahi Kasei Corp.	49,000	384,149

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
Asics Corp.	2,830	$48,331
Bank of Kyoto Ltd. (The)	13,000	108,596
Bank of Yokohama Ltd. (The)	37,000	206,289
Brother Industries Ltd.	8,300	113,478
Chiba Bank Ltd. (The)	30,000	202,369
Chugai Pharmaceutical Co., Ltd.	8,509	188,225
Chugoku Bank Ltd. (The)	6,100	77,538
Chugoku Electric Power Co., Inc. (The)	14,200	221,028
Dai Nippon Printing Co., Ltd.	42,958	456,126
Daihatsu Motor Co., Ltd.	17,400	295,008
Dainippon Sumitomo Pharma Co., Ltd.	10,590	165,744
Daito Trust Construction Co., Ltd.	4,220	394,678
Dena Co., Ltd.(a)	3,900	82,078
DIC Corp.	45,000	137,006
Dowa Holdings Co., Ltd.	10,000	97,807
Electric Power Development Co., Ltd.	5,800	169,136
FamilyMart Co., Ltd.	3,800	173,722
Fuji Electric Co., Ltd.	22,876	107,083
FUJIFILM Holdings Corp.	9,092	257,868
Fukuoka Financial Group, Inc.	45,000	197,374
Gree, Inc.(a)	6,605	65,293
Gunma Bank Ltd. (The)	14,000	78,188
Hachijuni Bank Ltd. (The)	11,000	64,155
Hamamatsu Photonics K.K.	2,300	92,018
Hankyu Hanshin Holdings, Inc.	27,000	145,911
Hikari Tsushin, Inc.	1,000	75,448
Hino Motors Ltd.	6,000	94,306
Hiroshima Bank Ltd. (The)	26,075	107,917
Hisamitsu Pharmaceutical Co., Inc.	3,000	151,277
Hitachi Capital Corp.	4,955	144,494
Hitachi Chemical Co., Ltd.	7,400	118,071
Hitachi Construction Machinery Co., Ltd.	5,700	121,750
Hitachi High-Technologies Corp.	3,200	80,407
Hokuhoku Financial Group, Inc.	52,000	103,896
Hokuriku Electric Power Co.	7,200	97,754
Hoya Corp.	16,144	448,816
Ibiden Co., Ltd.	5,100	95,396
Idemitsu Kosan Co., Ltd.	5,600	127,499
IHI Corp.	37,553	162,210
Isetan Mitsukoshi Holdings Ltd.	5,834	82,982
Itochu Techno-Solutions Corp.	2,300	93,330
Iyo Bank Ltd. (The)	12,300	120,654
J Front Retailing Co., Ltd.	8,000	60,587
Japan Airlines Co., Ltd.	7,389	364,863
JGC Corp.	4,000	156,986
Joyo Bank Ltd. (The)	40,000	204,367
JSR Corp.	8,300	160,780
Kajima Corp.	31,953	120,084
Kakaku.Com, Inc.	1,000	17,573
Kansai Paint Co., Ltd.	9,000	133,153
Kawasaki Heavy Industries Ltd.	37,565	157,615
Keikyu Corp.	13,000	107,236
Keio Corp.	16,000	106,712
Kintetsu Corp.	47,000	165,006
Koito Manufacturing Co., Ltd.	4,000	76,381
Konami Corp.	5,300	122,484
Konica Minolta Holdings, Inc.	18,000	179,649
Kuraray Co., Ltd.	14,300	170,476
Kurita Water Industries Ltd.	4,200	87,193
Kyowa Hakko Kirin Co., Ltd.	13,000	143,352
Lawson, Inc.	4,600	344,437
LIXIL Group Corp.	8,900	244,124
Makita Corp.	2,929	153,828
Marui Group Co., Ltd.	8,881	90,242
MEIJI Holdings Co., Ltd.	2,200	141,497
Miraca Holdings, Inc.	1,000	47,191
Mitsubishi Chemical Holdings Corp.	58,500	270,501
Mitsubishi Gas Chemical Co., Inc.	16,000	117,825
Mitsubishi Tanabe Pharma Corp.	16,900	235,720
Mitsui Chemicals, Inc.	51,000	123,248
Nabtesco Corp.	2,100	48,452
Namco Bandai Holdings, Inc.	10,700	237,608
NEC Corp.	34,608	78,037
NGK Insulators Ltd.	10,000	190,096
NGK Spark Plug Co., Ltd.	5,000	118,453
Nidec Corp.	1,622	158,952
Nikon Corp.	3,934	75,195
Nippon Electric Glass Co., Ltd.	24,000	126,045
Nippon Express Co., Ltd.	34,000	164,654
Nippon Meat Packers, Inc.	5,000	85,914
Nisshin Seifun Group, Inc.	6,800	70,326
Nissin Foods Holdings Co., Ltd.	3,900	164,750
Nitori Holdings Co., Ltd.	500	47,429
Nitto Denko Corp.	4,405	185,873
NKSJ Holdings, Inc.	14,711	409,257
Nomura Real Estate Holdings, Inc.	4,468	100,663
Nomura Research Institute Ltd.	6,890	217,310
NSK Ltd.	8,000	99,558
Obayashi Corp.	27,000	153,875
Odakyu Electric Railway Co., Ltd.	13,000	117,625
OJI Paper Co., Ltd.	46,862	240,318
Oracle Corp.	3,068	112,235
Osaka Gas Co., Ltd.	55,000	216,117
OTSUKA Corp.	800	102,069
Park24 Co., Ltd.	3,100	58,487
Ricoh Co., Ltd.	27,260	289,964
Rohm Co., Ltd.	2,059	100,300
Sankyo Co., Ltd.	5,100	235,336
Sanrio Co., Ltd.(a)	800	33,681
Sega Sammy Holdings, Inc.	6,673	169,960
Seiko Epson Corp.	5,964	160,300
Sekisui Chemical Co., Ltd.	11,000	135,008
Sekisui House Ltd.	19,352	270,657
Shimadzu Corp.	10,000	87,056
Shimamura Co., Ltd.	1,100	103,192
Shimizu Corp.	28,000	141,459
Shinsei Bank Ltd.	25,806	63,100
Shionogi & Co., Ltd.	12,000	260,311
Shiseido Co., Ltd.	17,500	281,552
Shizuoka Bank Ltd. (The)	10,000	106,750
Showa Denko K.K.	32,000	45,364
Showa Shell Sekiyu K.K.	16,909	171,817
Sojitz Corp.	44,470	79,120
Sony Financial Holdings, Inc.	8,809	160,415
Sumitomo Electric Industries Ltd.	11,812	197,120
Sumitomo Heavy Industries Ltd.	17,500	80,586
Sumitomo Metal Mining Co., Ltd.	24,000	314,428
Sumitomo Rubber Industries Ltd.	6,300	89,550
Suruga Bank Ltd.	2,000	35,888
Suzuken Co., Ltd.	2,300	74,511
Sysmex Corp.	900	53,175
T&D Holdings, Inc.	18,651	260,676
Taiheiyo Cement Corp.	14,000	53,813
Taisei Corp.	31,876	144,967
Takashimaya Co., Ltd.	6,415	63,903
TDK Corp.(a)	3,400	163,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
Teijin Ltd.	36,000	$80,148
Terumo Corp.	3,300	159,184
Tobu Railway Co., Ltd.	26,000	126,160
Toho Co., Ltd.	4,400	96,829
Toho Gas Co., Ltd.	11,000	53,585
Tokyo Electron Ltd.	2,794	153,118
Tokyu Corp.	24,000	155,502
Tokyu Fudosan Holdings Corp.*	6,467	60,914
TonenGeneral Sekiyu K.K.	34,104	313,119
Toppan Printing Co., Ltd.	16,000	128,024
Toray Industries, Inc.	21,290	147,463
Toyo Seikan Group Holdings Ltd.	5,300	113,912
Toyo Suisan Kaisha Ltd.	4,000	120,261
Toyoda Gosei Co., Ltd.	4,100	95,454
Toyota Boshoku Corp.	7,000	87,446
Toyota Tsusho Corp.	9,200	227,845
Trend Micro, Inc.*	5,430	190,118
USS Co., Ltd.	13,900	190,967
West Japan Railway Co.	6,376	276,624
Yamada Denki Co., Ltd.	21,170	69,288
Yamaguchi Financial Group, Inc.	7,000	64,868
Yamaha Motor Co., Ltd.	4,760	71,419
Yamato Holdings Co., Ltd.	9,900	200,251
Yaskawa Electric Corp.	4,218	66,738

Total Japan		23,878,906

Netherlands - 2.7%
Aalberts Industries N.V.	3,280	104,743
Delta Lloyd N.V.	21,062	523,564
Fugro N.V.(a)	4,051	241,788
Gemalto N.V.(a)	789	86,987
Koninklijke Boskalis Westminster N.V.	5,341	282,647
Koninklijke Vopak N.V.	3,422	200,496
Nutreco N.V.	2,793	138,973
Randstad Holding N.V.	10,120	657,500
STMicroelectronics N.V.	56,303	448,040
Wolters Kluwer N.V.	19,887	568,481
Ziggo N.V.	11,325	518,095

Total Netherlands		3,771,314

New Zealand - 1.1%
Auckland International Airport Ltd.	88,714	257,747
Contact Energy Ltd.	20,100	84,867
Fletcher Building Ltd.	63,397	444,043
Telecom Corp. of New Zealand Ltd.	243,984	462,869
Vector Ltd.	93,936	198,697

Total New Zealand		1,448,223

Norway - 2.3%
Aker ASA Class A	6,090	222,847
Aker Solutions ASA	15,923	284,506
Fred Olsen Energy ASA	6,688	272,179
Gjensidige Forsikring ASA	44,427	847,261
Kongsberg Gruppen AS	3,996	83,979
Marine Harvest ASA(a)	65,896	80,213
Norsk Hydro ASA	88,019	392,737
Orkla ASA	65,106	507,812
Petroleum Geo-Services ASA	4,615	54,351
Schibsted ASA	2,740	181,196
SpareBank 1 SR Bank ASA	5,493	54,551
TGS Nopec Geophysical Co. ASA	5,511	146,067

Total Norway		3,127,699

Portugal - 0.6%
Portucel S.A.	48,395	194,056
Portugal Telecom, SGPS, S.A.	148,942	648,541

Total Portugal		842,597

Singapore - 4.0%
City Developments Ltd.	22,000	167,274
ComfortDelGro Corp., Ltd.	119,000	189,442
First Resources Ltd.	38,000	63,805
Global Logistic Properties Ltd.	34,745	79,529
Hutchison Port Holdings Trust Class U	845,585	570,770
Keppel Land Ltd.	120,000	317,440
M1 Ltd.	63,000	163,163
Olam International Ltd.(a)	100,000	121,575
SATS Ltd.	93,000	237,914
SembCorp Industries Ltd.	79,000	343,505
SembCorp Marine Ltd.	140,751	496,073
SIA Engineering Co., Ltd.	84,536	338,787
Singapore Airlines Ltd.	13,961	115,107
Singapore Exchange Ltd.	85,000	488,753
Singapore Press Holdings Ltd.	139,148	454,055
Singapore Technologies Engineering Ltd.	183,000	573,958
StarHub Ltd.	129,594	440,328
United Industrial Corp., Ltd.	27,000	63,512
Yangzijiang Shipbuilding Holdings Ltd.	235,000	220,557

Total Singapore		5,445,547

Spain - 3.9%
Acerinox S.A.	15,024	191,434
ACS Actividades de Construccion y Servicios, S.A.	25,251	870,561
Banco de Sabadell S.A.	141,323	369,219
Bankinter S.A.	16,254	111,695
Bolsas y Mercados Espanoles S.A.	5,916	225,483
Ebro Foods S.A.(a)	10,646	249,898
EDP Renovaveis S.A.	7,470	39,742
Enagas S.A.	20,367	533,089
Indra Sistemas S.A.	8,239	137,995
Mapfre S.A.(a)	192,331	825,015
Obrascon Huarte Lain S.A.(a)	5,597	227,091
Prosegur Cia de Seguridad S.A.	17,163	117,776
Red Electrica Corp. S.A.	9,737	650,729
Tecnicas Reunidas S.A.(a)	3,460	188,253
Viscofan S.A.	2,550	145,294
Zardoya Otis S.A.	23,310	422,378

Total Spain		5,305,652

Sweden - 4.7%
Alfa Laval AB	12,659	325,216
Atlas Copco AB Class B	19,832	503,937
Axfood AB	3,360	168,821
Boliden AB	16,245	249,014
Castellum AB	11,313	176,320
Electrolux AB Series B	16,051	421,106
Elekta AB Class B	5,917	90,608
Getinge AB Class B	6,515	223,165
Hexagon AB Class B	5,153	163,112
Husqvarna AB Class B	27,117	163,481
Investment AB Latour Class B	10,051	269,170
Lundbergforetagen AB Class B	5,579	236,881
Meda AB Class A	10,617	134,890
Modern Times Group AB Class B	2,837	147,182
Saab AB Class B	5,307	142,537

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
Scania AB Class B	18,675	$366,080
Securitas AB Class B	23,580	250,941
Skanska AB Class B	22,876	468,020
SKF AB Class B	16,137	423,864
Swedish Match AB	10,084	324,536
Tele2 AB Class B	55,601	630,669
Trelleborg AB Class B	8,029	159,890
Volvo AB Class A	29,920	393,647

Total Sweden		6,433,087

Switzerland - 3.6%
Actelion Ltd.*	2,579	218,505
Adecco S.A.*	6,976	553,782
Allreal Holding AG*	1,146	159,140
Aryzta AG*	811	62,374
Baloise Holding AG	3,679	469,933
Clariant AG*	13,614	249,670
DKSH Holding AG	663	51,662
Ems-Chemie Holding AG	614	218,854
Flughafen Zuerich AG	81	47,497
Galenica AG	163	164,585
GAM Holding AG*	4,830	94,227
Geberit AG	436	132,612
Julius Baer Group Ltd.*	3,012	145,088
Lonza Group AG*	1,737	165,233
OC Oerlikon Corp. AG*	3,570	53,589
Panalpina Welttransport Holding AG	1,465	246,267
Partners Group Holding AG	1,683	450,200
PSP Swiss Property AG*	4,502	382,190
Schindler Holding AG	1,709	252,886
Schindler Holding AG Participating Shares	1,719	253,786
Sonova Holding AG*	1,179	159,083
Straumann Holding AG	635	119,096
Sulzer AG	1,405	227,334
Swiss Life Holding AG*	564	117,449

Total Switzerland		4,995,042

United Kingdom - 16.2%
Aberdeen Asset Management PLC	80,478	666,458
Admiral Group PLC	20,788	451,034
Aggreko PLC	3,861	109,287
AMEC PLC	14,790	266,516
Amlin PLC	35,270	268,071
Ashmore Group PLC	44,213	293,863
Ashtead Group PLC	6,131	77,174
Babcock International Group PLC	7,354	165,040
Balfour Beatty PLC	51,518	244,802
Booker Group PLC	39,424	106,106
British Land Co. PLC	48,958	510,035
Bunzl PLC	9,815	235,713
Burberry Group PLC	8,646	217,090
Capita PLC	25,635	440,713
Carnival PLC	8,698	360,295
Close Brothers Group PLC	3,900	88,623
Cobham PLC	50,584	229,975
Croda International PLC	4,164	169,450
Daily Mail & General Trust PLC Class A	24,454	389,021
Derwent London PLC	1,022	42,233
Direct Line Insurance Group PLC	49,561	204,885
Drax Group PLC	36,822	488,196
DS Smith PLC	25,746	141,571
easyjet PLC	11,433	290,855
Essentra PLC	3,409	48,500
G4S PLC	70,580	306,857
GKN PLC	61,752	381,799
Halma PLC	11,918	119,126
Hammerson PLC	25,703	213,704
Hargreaves Lansdown PLC	20,861	467,821
Hikma Pharmaceuticals PLC	2,622	52,156
ICAP PLC	53,371	399,195
IG Group Holdings PLC	32,715	333,775
IMI PLC	13,594	343,354
Inchcape PLC	22,239	226,341
Inmarsat PLC	33,179	415,442
InterContinental Hotels Group PLC	7,446	248,252
Intertek Group PLC	1,964	102,400
Invensys PLC	14,434	121,564
Investec PLC	46,754	338,861
ITV PLC	115,099	369,827
J. Sainsbury PLC	115,728	699,611
Jardine Lloyd Thompson Group PLC	11,092	187,018
John Wood Group PLC	4,394	49,924
Johnson Matthey PLC	6,215	337,630
Jupiter Fund Management PLC	8,813	56,197
Ladbrokes PLC	53,329	158,015
London Stock Exchange Group PLC	12,601	361,684
Man Group PLC	417,512	587,778
Meggitt PLC	23,360	204,090
Melrose Industries PLC	39,287	198,916
Millennium & Copthorne Hotels PLC	15,801	157,022
Mondi PLC	17,247	298,793
Next PLC	6,543	590,608
Pennon Group PLC	18,923	206,382
PZ Cussons PLC	11,028	68,768
Rentokil Initial PLC	49,186	94,336
Rexam PLC	37,040	325,448
Rightmove PLC	3,613	163,962
Rotork PLC	1,906	90,600
RSA Insurance Group PLC	355,042	537,467
Sage Group PLC (The)	60,764	406,285
Schroders PLC	6,844	294,493
Segro PLC	58,087	321,330
Serco Group PLC	7,305	60,398
Severn Trent PLC	12,869	363,408
Smith & Nephew PLC	25,297	360,743
Smiths Group PLC	11,403	279,516
Spectris PLC	2,844	120,633
Spirax-Sarco Engineering PLC	989	48,977
Stagecoach Group PLC	29,772	186,588
TalkTalk Telecom Group PLC	46,702	236,691
Tate & Lyle PLC	26,135	350,184
Taylor Wimpey PLC	26,664	49,241
Travis Perkins PLC	5,985	185,565
TUI Travel PLC	70,231	480,518
United Utilities Group PLC	43,508	483,883
Vedanta Resources PLC	15,353	237,374
Victrex PLC	1,559	47,433
Weir Group PLC (The)	5,994	211,655
Whitbread PLC	5,948	369,525
William Hill PLC	46,044	306,490
WM Morrison Supermarkets PLC	134,210	580,164

Total United Kingdom		22,301,323

TOTAL COMMON STOCKS (Cost: $107,411,331)		136,965,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

December 31, 2013

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
WisdomTree Australia Dividend Fund(b)	3,332	$195,155
WisdomTree Japan Hedged Equity Fund(b)	3,816	194,006

TOTAL EXCHANGE-TRADED FUNDS (Cost: $371,244)		389,161

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $7,161,898)(d)	7,161,898	7,161,898

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $114,944,473)(e)		144,516,737
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.9)%		(6,782,725)

NET ASSETS - 100.0%		$137,734,012

RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $6,802,487 and the total market value of the collateral held by the Fund was $7,161,898.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 15.7%
Acrux Ltd.(a)	92,163	$211,081
Adelaide Brighton Ltd.	1,089,248	3,576,398
Alliance Aviation Services Ltd.(a)	75,607	97,404
Amcom Telecommunications Ltd.	271,627	529,764
AP Eagers Ltd.	53,750	238,514
ARB Corp., Ltd.(a)	55,784	584,413
Arrium Ltd.	2,186,828	3,423,779
Atlas Iron Ltd.	917,865	944,343
Ausdrill Ltd.(a)	1,186,467	1,093,316
Ausenco Ltd.(a)	303,156	170,868
Austbrokers Holdings Ltd.	56,880	610,652
Austin Engineering Ltd.(a)	109,464	362,348
Australian Pharmaceutical Industries Ltd.	1,616,894	867,932
Automotive Holdings Group Ltd.	535,684	1,811,563
BC Iron Ltd.	248,101	1,151,990
Beach Energy Ltd.	753,863	964,454
Bradken Ltd.(a)	484,048	2,611,312
Breville Group Ltd.(a)	145,687	1,163,926
Brickworks Ltd.	110,654	1,415,651
BT Investment Management Ltd.(a)	473,603	2,436,325
Cabcharge Australia Ltd.(a)	352,648	1,258,831
Cardno Ltd.(a)	275,618	1,701,413
Carindale Property Trust	124,753	619,437
carsales.com Ltd.	233,678	2,130,321
Cash Converters International Ltd.(a)	464,277	402,904
Cedar Woods Properties Ltd.	311,137	2,126,660
Codan Ltd.	458,334	459,254
Collins Foods Ltd.	252,916	414,076
Corporate Travel Management Ltd.(a)	76,938	382,021
Crowe Horwath Australasia Ltd.	923,963	285,185
CSG Ltd.*(a)	719,672	592,346
CSR Ltd.	276,578	655,717
Data#3 Ltd.(a)	401,811	337,911
David Jones Ltd.(a)	1,303,550	3,521,986
Decmil Group Ltd.	387,102	858,875
Domino’s Pizza Enterprises Ltd.	59,317	858,108
Downer EDI Ltd.	337,888	1,469,136
DuluxGroup Ltd.	476,438	2,284,674
DWS Ltd.(a)	331,584	364,881
Envestra Ltd.	2,545,279	2,595,932
ERM Power Ltd.	237,316	509,555
Ethane Pipeline Income Fund	240,520	378,719
Fairfax Media Ltd.(a)	3,255,932	1,864,268
Fantastic Holdings Ltd.	280,013	513,553
Finbar Group Ltd.(a)	651,355	929,462
Forge Group Ltd.(a)	116,314	181,065
G8 Education Ltd.	352,777	997,333
Grange Resources Ltd.	3,742,787	853,863
Growthpoint Properties Australia Ltd.(a)	413,820	914,453
GUD Holdings Ltd.(a)	241,694	1,245,493
GWA Group Ltd.(a)	621,248	1,689,630
iiNET Ltd.	160,539	935,006
Imdex Ltd.(a)	758,698	420,837
Invocare Ltd.	113,553	1,121,555
IOOF Holdings Ltd.	493,199	3,953,513
Iress Ltd.	200,952	1,697,139
JB Hi-Fi Ltd.(a)	141,677	2,725,152
Lycopodium Ltd.	77,580	290,121
M2 Telecommunications Group Ltd.(a)	171,411	961,522
MACA Ltd.	248,179	583,947
Magellan Financial Group Ltd.	45,860	441,878
MaxiTRANS Industries Ltd.(a)	372,537	396,615
Melbourne IT Ltd.	218,505	346,009
Mermaid Marine Australia Ltd.(a)	197,764	601,560
Mineral Resources Ltd.	302,874	3,216,368
Monadelphous Group Ltd.(a)	228,020	3,794,363
Mortgage Choice Ltd.(a)	260,993	670,137
Mount Gibson Iron Ltd.	3,428,777	3,113,567
Myer Holdings Ltd.(a)	1,690,375	4,158,807
MyState Ltd.	210,671	917,882
Navitas Ltd.	452,603	2,603,643
NIB Holdings Ltd.(a)	702,906	1,716,773
Northern Star Resources Ltd.(a)	685,542	481,456
NRW Holdings Ltd.(a)	1,677,186	2,055,677
Nufarm Ltd.	119,664	469,982
OrotonGroup Ltd.	109,462	431,872
OZ Minerals Ltd.(a)	565,545	1,593,789
Pacific Brands Ltd.	2,352,278	1,346,857
PanAust Ltd.	469,303	757,850
Perpetual Ltd.	33,410	1,442,503
Prime Media Group Ltd.(a)	715,698	672,314
Programmed Maintenance Services Ltd.	224,831	704,007
Qube Holdings Ltd.	812,275	1,504,272
RCR Tomlinson Ltd.	142,718	467,318
Reckon Ltd.	177,069	343,760
Resolute Mining Ltd.*	1,314,753	652,815
Retail Food Group Ltd.(a)	206,921	851,560
Ruralco Holdings Ltd.	57,852	168,211
SAI Global Ltd.	261,372	907,285
Sedgman Ltd.(a)	1,206,361	733,904
Seven West Media Ltd.	2,024,794	4,256,981
Sigma Pharmaceuticals Ltd.	2,446,080	1,422,450
Silver Chef Ltd.(a)	46,846	219,193
Skilled Group Ltd.	456,548	1,388,732
Slater & Gordon Ltd.	142,591	617,434
SMS Management & Technology Ltd.(a)	170,823	609,779
STW Communications Group Ltd.	972,004	1,300,057
Super Retail Group Ltd.	203,577	2,420,509
Tassal Group Ltd.	156,379	461,685
Treasury Group Ltd.(a)	50,946	406,107
UGL Ltd.(a)	489,249	3,199,634
UXC Ltd.(a)	479,443	428,933
Village Roadshow Ltd.	206,539	1,396,937
Webjet Ltd.(a)	86,308	244,773
Wotif.com Holdings Ltd.(a)	368,558	913,353

Total Australia		127,201,478

Austria - 0.9%
AMAG Austria Metall AG(a)	21,318	636,853
Austria Technologie & Systemtechnik AG(a)	36,957	364,164
Austriamicrosystems AG	8,142	988,740
CAT Oil AG	26,577	739,760
Lenzing AG(a)	21,596	1,238,982
Palfinger AG	13,188	524,274
POLYTEC Holding AG(a)	46,741	437,322
RHI AG(a)	26,774	832,126
S IMMO AG*	79,452	579,154
Wienerberger AG(a)	35,686	566,725
Zumtobel AG(a)	24,802	387,896

Total Austria		7,295,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
Belgium - 1.9%
Arseus N.V.	23,364	$889,854
Barco N.V.	6,492	507,218
Cofinimmo	32,142	3,975,032
EVS Broadcast Equipment S.A.	16,813	1,088,639
Exmar N.V.(a)	77,410	1,184,004
Melexis N.V.	31,547	1,007,639
Mobistar S.A.	154,481	2,937,565
NV Bekaert S.A.	49,281	1,746,561
Recticel S.A.	50,264	389,941
Tessenderlo Chemie N.V.	48,661	1,273,325

Total Belgium		14,999,778

Denmark - 0.5%
Aktieselskabet Schouw & Co.	17,237	708,378
D/S Norden	19,973	1,051,385
NKT Holding A/S	19,922	984,675
Royal Unibrew A/S	10,575	1,437,580

Total Denmark		4,182,018

Finland - 2.8%
Cargotec Oyj Class B(a)	42,954	1,603,415
Citycon Oyj	218,026	769,098
Finnair Oyj	104,841	400,170
F-Secure Oyj	152,942	394,096
Huhtamaki Oyj	96,640	2,483,528
Kesko Oyj Class B	84,510	3,120,874
Lassila & Tikanoja Oyj	38,601	810,087
Metsa Board Oyj	179,275	778,150
PKC Group Oyj	19,947	664,885
Raisio PLC Class V	112,153	675,345
Ramirent Oyj	114,766	1,446,997
Rautaruukki Oyj(a)	150,477	1,397,537
Sanoma Oyj(a)	384,630	3,384,055
Stockmann Oyj Abp Class B	51,145	778,046
Tieto Oyj	90,332	2,046,335
Tikkurila Oyj	44,207	1,212,209
Uponor Oyj	50,261	984,836

Total Finland		22,949,663

France - 2.5%
Akka Technologies(a)	8,660	278,875
Albioma	33,153	769,761
Altamir	182,078	2,589,229
Alten Ltd.	28,500	1,295,962
April	23,614	477,020
Bourbon S.A.(a)	69,599	1,918,078
Etablissements Maurel et Prom	94,751	1,586,982
IPSOS	41,879	1,795,847
Nexans S.A.	12,746	646,770
Nexity S.A.	71,030	2,682,775
Rallye S.A.	73,778	3,098,160
Rubis	33,975	2,155,167
Saft Groupe S.A.	25,813	889,225

Total France		20,183,851

Germany - 3.7%
Aurelius AG	51,900	2,109,710
Bauer AG	264	6,841
BayWa AG(a)	12,275	638,685
Bechtle AG	14,419	982,803
Bertrandt AG	5,739	877,794
CompuGroup Medical AG(a)	24,831	632,993
CropEnergies AG	56,819	468,196
CTS Eventim AG	21,127	1,071,610
Delticom AG(a)	14,557	641,882
DMG MORI SEIKI AG	28,566	911,242
Drillisch AG	129,913	3,759,285
Gerresheimer AG	10,719	750,771
Gerry Weber International AG	26,036	1,107,322
Hamburger Hafen und Logistik AG	56,399	1,381,772
Indus Holding AG	20,873	839,705
Jenoptik AG	28,818	490,415
Leoni AG	30,467	2,280,881
NORMA Group	16,827	836,694
Pfeiffer Vacuum Technology AG	9,430	1,285,503
QSC AG	120,836	715,143
Rheinmetall AG	39,183	2,421,280
Sixt SE	32,974	1,063,896
SMA Solar Technology AG(a)	20,121	636,583
TAG Immobilien AG(a)	115,751	1,400,401
Takkt AG(a)	45,546	846,634
Wacker Neuson SE	42,524	672,974
Wincor Nixdorf AG	19,736	1,369,823

Total Germany		30,200,838

Hong Kong - 3.3%
China Power International Development Ltd.(a)	5,594,000	1,991,222
China South City Holdings Ltd.	7,062,000	2,003,727
China Travel International Investment Hong Kong	4,936,000	1,037,650
Chong Hing Bank Ltd.	235,000	1,051,685
Citic Telecom International Holdings Ltd.	2,257,000	724,802
CSPC Pharmaceutical Group Ltd.(a)	1,690,000	1,333,909
Dah Chong Hong Holdings Ltd.(a)	1,430,000	1,069,676
Dah Sing Banking Group Ltd.	971,600	1,709,189
Dah Sing Financial Holdings Ltd.	238,000	1,364,385
Emperor Watch & Jewellery Ltd.	4,499,869	342,405
Goldlion Holdings Ltd.(a)	1,735,000	834,635
Guotai Junan International Holdings Ltd.	1,354,836	688,448
Kowloon Development Co., Ltd.	1,695,000	2,087,667
Liu Chong Hing Investment	394,000	753,065
Shenzhen Investment Ltd.	5,814,000	2,189,506
Shougang Fushan Resources Group Ltd.(a)	7,142,000	2,505,399
Shun Tak Holdings Ltd.	1,432,000	842,163
Singamas Container Holdings Ltd.	1,956,000	459,122
SinoMedia Holding Ltd.	407,060	290,317
Sun Hung Kai & Co., Ltd.	2,559,000	1,425,746
Vitasoy International Holdings Ltd.	501,364	772,050
Welling Holding Ltd.	2,036,000	656,457
YGM Trading Ltd.	232,000	523,618

Total Hong Kong		26,656,843

Ireland - 1.1%
Aer Lingus Group PLC	505,945	893,768
C&C Group PLC	210,520	1,232,865
FBD Holdings PLC	29,938	717,184
Grafton Group PLC	82,812	887,408
Greencore Group PLC	437,041	1,614,182
Irish Continental Group PLC	23,730	867,171
Kingspan Group PLC	48,742	873,132
Origin Enterprises PLC	74,850	721,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
UDG Healthcare PLC	149,105	$800,134

Total Ireland		8,607,821

Israel - 2.8%
Avgol Industries 1953 Ltd.	460,150	461,211
Babylon Ltd.	60,313	140,921
Clal Insurance Enterprise Holdings Ltd.	204,211	3,972,436
Delek Automotive Systems Ltd.	195,350	2,113,337
Elbit Systems Ltd.	27,291	1,648,782
Elron Electronic Industries Ltd.*	107,487	937,376
Harel Insurance Investments & Financial Services Ltd.	145,916	848,339
Ituran Location and Control Ltd.	37,149	810,300
Jerusalem Economy Ltd.	67,776	674,245
Magic Software Enterprises Ltd.	59,629	426,388
Matrix IT Ltd.	113,911	585,472
Migdal Insurance & Financial Holding Ltd.	820,006	1,447,000
Partner Communications Co., Ltd.*	163,195	1,504,535
Phoenix Holdings Ltd. (The)	396,974	1,474,213
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	13,320	728,360
Shikun & Binui Ltd.	623,603	1,527,118
Shufersal Ltd.	477,260	1,835,615
Strauss Group Ltd.	60,130	1,150,629

Total Israel		22,286,277

Italy - 4.8%
ACEA SpA	197,524	2,252,274
Ansaldo STS SpA	93,409	1,010,396
Astaldi SpA	84,271	888,908
ASTM SpA	55,746	883,374
Banca IFIS SpA	68,498	1,222,309
Brembo SpA	50,020	1,349,552
Cairo Communications SpA	195,855	1,607,125
Credito Emiliano SpA	252,091	2,019,949
Danieli & C Officine Meccaniche SpA	30,279	1,040,987
Datalogic SpA	43,459	495,842
ERG SpA	202,434	2,718,308
Geox SpA(a)	206,481	751,134
I.M.A. Industria Macchine Automatiche SpA	47,225	1,822,063
Immobiliare Grande Distribuzione	804,752	959,205
Impregilo SpA	272,300	1,833,304
Indesit Co. SpA	92,049	1,217,653
Interpump Group SpA	70,295	844,645
Intesa Sanpaolo SpA RSP	1,240,429	2,500,631
Iren SpA	483,120	740,941
Italcementi SpA(a)	72,638	622,569
MARR SpA	101,486	1,689,298
Piaggio & C. SpA	435,410	1,447,135
SAVE SpA	47,504	813,644
Societa Cattolica di Assicurazioni - Societa Cooperativa	71,113	1,920,606
Sogefi SpA	148,467	893,606
Trevi Finanziaria Industriale SpA	35,781	310,125
Unipol Gruppo Finanziario SpA	570,446	3,414,583
Vittoria Assicurazioni SpA	53,752	635,499
Zignago Vetro SpA	97,933	666,637

Total Italy		38,572,302

Japan - 23.5%
77 Bank Ltd. (The)	187,000	905,599
Adastria Holdings Co., Ltd.	14,300	517,687
ADEKA Corp.	58,800	647,832
ADVAN Co., Ltd.	24,600	284,139
Aeon Delight Co., Ltd.	30,700	589,143
Ai Holdings Corp.	30,900	385,129
Aica Kogyo Co., Ltd.	29,000	573,626
Aichi Steel Corp.	144,000	595,975
Aida Engineering Ltd.	4,500	48,766
Airport Facilities Co., Ltd.	70,700	584,542
Akebono Brake Industry Co., Ltd.(a)	82,300	366,456
Akita Bank Ltd. (The)	188,000	509,776
Alpen Co., Ltd.	23,500	422,577
Amano Corp.	55,800	512,316
Anritsu Corp.	50,700	558,108
AOKI Holdings, Inc.	37,800	655,984
Aomori Bank Ltd. (The)(a)	215,000	558,442
Arcs Co., Ltd.	25,900	496,537
Ariake Japan Co., Ltd.	19,600	482,797
Asahi Diamond Industrial Co., Ltd.	44,300	455,623
Asahi Holdings, Inc.	29,100	495,036
Asahi Organic Chemicals Industry Co., Ltd.	193,000	402,141
ASKUL Corp.(a)	22,200	651,606
Avex Group Holdings, Inc.	20,400	438,647
Awa Bank Ltd. (The)	54,000	270,758
Axell Corp.	23,100	392,308
Azbil Corp.	49,000	1,142,657
Bank of Iwate Ltd. (The)(a)	14,000	703,297
Bank of Nagoya Ltd. (The)	140,000	474,192
Bank of Okinawa Ltd. (The)	8,300	329,694
Bank of Saga Ltd. (The)	232,000	498,854
Bank of the Ryukyus Ltd.(a)	41,800	547,232
Calsonic Kansei Corp.	146,000	754,274
Canon Electronics, Inc.	31,300	577,131
Canon Marketing Japan, Inc.	66,000	921,193
Capcom Co., Ltd.	41,800	750,455
Central Glass Co., Ltd.	163,000	542,791
Chiyoda Co., Ltd.	24,600	474,189
Citizen Holdings Co., Ltd.	109,000	918,834
Coca-Cola West Co., Ltd.	57,200	1,211,973
COMSYS Holdings Corp.	49,400	776,450
CONEXIO Corp.	50,400	400,400
CyberAgent, Inc.	24,915	1,014,568
Daifuku Co., Ltd.	43,500	556,244
Daiichi Jitsugyo Co., Ltd.	4,000	17,925
Daiken Corp.	177,000	474,897
Daikoku Denki Co., Ltd.	15,500	317,654
Daikyo, Inc.	92,000	250,340
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	76,000	347,081
Daio Paper Corp.	48,000	480,891
Daisan Bank Ltd. (The)	266,000	450,483
Daiseki Co., Ltd.	22,100	432,727
Daishi Bank Ltd. (The)	218,000	752,904
DCM Holdings Co., Ltd.	84,100	584,111
Denki Kagaku Kogyo K.K.	304,000	1,255,278
Doshisha Co., Ltd.	25,700	362,375
Doutor Nichires Holdings Co., Ltd.	33,300	556,030
Dunlop Sports Co., Ltd.	42,099	504,683
Earth Chemical Co., Ltd.	19,900	700,538
EDION Corp.(a)	103,100	603,268
Eighteenth Bank Ltd. (The)	222,000	504,809
Eizo Corp.(a)	18,000	459,997

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
Elematec Corp.	14,000	$218,182
EXEDY Corp.	24,500	716,783
Ezaki Glico Co., Ltd.	43,000	486,846
Fancl Corp.(a)	49,900	539,806
FCC Co., Ltd.(a)	22,800	454,677
France Bed Holdings Co., Ltd.	177,000	343,542
FUJI ELECTRONICS Co., Ltd.	27,800	368,709
Fuji Oil Co., Ltd.	31,100	463,667
Fujikura Ltd.	143,000	670,748
Fujimi, Inc.	27,300	354,026
Fujitec Co., Ltd.	37,000	481,224
Fujitsu General Ltd.	25,000	266,876
Fukui Bank Ltd. (The)	199,000	461,976
Fukuyama Transporting Co., Ltd.(a)	142,000	780,895
Furukawa Electric Co., Ltd.	207,000	519,937
GCA Savvian Corp.	15,000	144,712
GMO Internet, Inc.	42,500	558,013
GS Yuasa Corp.	144,000	828,885
Gulliver International Co., Ltd.	43,340	242,049
Gunze Ltd.	251,000	630,455
H2O RETAILING Corp.	54,000	432,082
Hakuto Co., Ltd.(a)	42,600	425,574
Hanwa Co., Ltd.	187,000	1,001,675
Heiwa Real Estate Co., Ltd.	21,200	368,310
Heiwado Co., Ltd.	28,800	412,388
Higashi-Nippon Bank Ltd. (The)(a)	275,000	643,642
Higo Bank Ltd. (The)	85,000	466,629
Hitachi Koki Co., Ltd.	96,400	707,144
Hitachi Kokusai Electric, Inc.	27,000	380,191
Hitachi Transport System Ltd.	39,800	594,510
Hitachi Zosen Corp.	98,100	751,349
Hogy Medical Co., Ltd.	6,600	347,881
Hokkoku Bank Ltd. (The)(a)	182,000	652,814
Hokuetsu Bank Ltd. (The)	302,000	612,017
Hokuetsu Kishu Paper Co., Ltd.	136,500	642,857
Hokuto Corp.(a)	27,600	518,624
HORIBA Ltd.	16,600	566,995
Hyakugo Bank Ltd. (The)	184,000	737,015
Hyakujushi Bank Ltd. (The)	203,000	706,893
Ichiyoshi Securities Co., Ltd.	19,997	334,282
IDEC Corp.	46,000	405,709
Iida Group Holdings Co., Ltd.*	33,524	670,448
Inaba Denki Sangyo Co., Ltd.	26,000	811,379
Inabata & Co., Ltd.	57,100	625,843
IT Holdings Corp.	30,900	487,732
Ito En Ltd.	39,100	818,792
Itochu Enex Co., Ltd.	120,200	662,155
Iwatani Corp.	153,000	777,337
Izumi Co., Ltd.	26,200	822,606
Japan Aviation Electronics Industry Ltd.	20,000	257,267
Japan Pulp & Paper Co., Ltd.	177,000	555,730
Japan Vilene Co., Ltd.	46,000	259,531
Japan Wool Textile Co., Ltd. (The)	51,000	370,715
J-Oil Mills, Inc.(a)	162,000	436,192
Jowa Holdings Co., Ltd.(a)	20,500	637,791
Juroku Bank Ltd. (The)	216,000	793,264
KAGA ELECTRONICS Co., Ltd.(a)	43,600	493,225
Kagome Co., Ltd.(a)	30,500	499,410
Kagoshima Bank Ltd. (The)(a)	80,000	508,444
Kaken Pharmaceutical Co., Ltd.	55,000	826,792
Kamigumi Co., Ltd.	68,000	623,681
Kandenko Co., Ltd.	151,000	851,939
Kaneka Corp.	203,000	1,332,667
Kanematsu Electronics Ltd.	38,378	484,905
Kato Sangyo Co., Ltd.	26,400	482,261
Kawasaki Kisen Kaisha Ltd.	245,000	620,047
Keihin Corp.	31,600	490,062
Keiyo Bank Ltd. (The)	187,000	900,262
Kitz Corp.	72,200	362,700
Kiyo Bank Ltd. (The)*	46,863	625,553
KOA Corp.	30,300	311,057
KOBAYASHI Pharmaceutical Co., Ltd.	17,700	988,526
Kohnan Shoji Co., Ltd.(a)	32,600	336,530
KOKUYO Co., Ltd.	83,100	609,582
Komeri Co., Ltd.	21,100	540,022
Konaka Co., Ltd.	24,500	218,415
Kose Corp.	24,000	762,666
K’s Holdings Corp.	24,900	720,194
Kurabo Industries Ltd.	273,000	483,117
Kureha Corp.	176,000	900,890
KYB Co., Ltd.	70,000	368,298
Kyodo Printing Co., Ltd.	71,000	195,899
KYORIN Holdings, Inc.	39,600	848,854
Kyoto Kimono Yuzen Co., Ltd.	33,300	343,756
Kyowa Exeo Corp.	56,100	741,915
Lintec Corp.	32,800	607,910
Lion Corp.	148,000	826,564
Maeda Corp.	2,000	13,244
Maeda Road Construction Co., Ltd.	27,000	443,642
Makino Milling Machine Co., Ltd.	33,000	284,458
Mandom Corp.	16,500	522,763
Mars Engineering Corp.	22,100	408,757
Maruha Nichiro Holdings, Inc.	232,000	403,939
Marusan Securities Co., Ltd.	47,900	446,164
Matsumotokiyoshi Holdings Co., Ltd.	24,800	867,133
Meitec Corp.	32,500	880,643
Mie Bank Ltd. (The)	235,000	507,540
Mimasu Semiconductor Industry Co., Ltd.	40,500	346,025
Minebea Co., Ltd.	181,000	1,324,285
Mito Securities Co., Ltd.	51,000	249,408
Mitsubishi Shokuhin Co., Ltd.	24,000	583,873
Mitsuboshi Belting Ltd.	62,000	355,112
Mitsui Engineering & Shipbuilding Co., Ltd.	374,000	772,161
Mitsui Mining & Smelting Co., Ltd.	210,000	645,355
MITSUI-SOKO Co., Ltd.	48,000	222,863
Miura Co., Ltd.	21,200	529,874
Miyazaki Bank Ltd. (The)	155,000	433,566
Mizuno Corp.(a)	60,000	304,838
Mochida Pharmaceutical Co., Ltd.	8,800	523,286
Modec, Inc.	8,400	241,359
Monex Group, Inc.	98,291	440,465
Morinaga & Co., Ltd.	263,000	540,488
Morinaga Milk Industry Co., Ltd.	194,000	575,881
Moshi Moshi Hotline, Inc.	68,800	737,716
Musashi Seimitsu Industry Co., Ltd.	17,500	378,621
Musashino Bank Ltd. (The)	20,400	684,173
Nachi-Fujikoshi Corp.	55,000	310,309
Nagaileben Co., Ltd.	26,400	398,367
Nagase & Co., Ltd.	60,800	736,970
Nanto Bank Ltd. (The)(a)	150,000	560,868
NEC Fielding Ltd.	55,600	618,395
NEC Networks & System Integration Corp.	26,300	636,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
NET One Systems Co., Ltd.(a)	85,146	$558,972
NICHIAS Corp.	55,000	376,766
Nichicon Corp.	30,000	290,567
Nichii Gakkan Co.	44,000	352,904
Nichi-Iko Pharmaceutical Co., Ltd.(a)	19,700	304,202
Nichirei Corp.	167,000	851,644
NIDEC COPAL ELECTRONICS Corp.	66,600	390,330
Nifco, Inc.	27,500	728,938
Nihon Kohden Corp.	18,200	635,498
Nihon Parkerizing Co., Ltd.	19,000	396,794
Nihon Unisys Ltd.	43,600	382,882
Nikkiso Co., Ltd.	1,000	12,597
Nippo Corp.	21,000	349,051
Nippon Beet Sugar Manufacturing Co., Ltd.	249,000	440,645
Nippon Coke & Engineering Co., Ltd.	586,900	753,832
Nippon Flour Mills Co., Ltd.	148,000	729,404
Nippon Kayaku Co., Ltd.	58,000	824,433
Nippon Konpo Unyu Soko Co., Ltd.	42,200	759,243
Nippon Shinyaku Co., Ltd.	20,000	389,896
Nippon Shokubai Co., Ltd.	59,000	652,281
Nippon Steel & Sumikin Bussan Corp.	10,000	37,391
Nippon Synthetic Chemical Industry Co., Ltd. (The)	29,000	260,187
Nippon Valqua Industries Ltd.	222,000	597,745
Nishimatsu Construction Co., Ltd.	159,000	505,266
Nishi-Nippon City Bank Ltd. (The)	407,000	1,095,866
Nishi-Nippon Railroad Co., Ltd.	163,000	603,273
Nissan Chemical Industries Ltd.	75,900	1,205,243
Nisshin Oillio Group Ltd. (The)(a)	166,000	540,146
Nisshinbo Holdings, Inc.	66,000	634,851
Nissin Electric Co., Ltd.	34,000	208,002
Nissin Kogyo Co., Ltd.	30,800	652,894
Nitto Boseki Co., Ltd.	92,000	485,800
Nitto Kogyo Corp.	23,100	391,648
Noevir Holdings Co., Ltd.	26,700	484,184
NOF Corp.	81,000	576,452
NORITAKE Co., Ltd.	180,000	441,844
Noritz Corp.	24,000	514,000
NS Solutions Corp.	30,400	673,049
Ogaki Kyoritsu Bank Ltd. (The)	233,000	640,664
Oita Bank Ltd. (The)	151,000	560,297
Okamura Corp.	45,000	382,760
Okinawa Electric Power Co., Inc. (The)	6,400	215,556
OKUMA Corp.	72,000	793,949
OKUMURA Corp.	155,000	716,712
Onward Holdings Co., Ltd.	138,000	1,046,439
OSG Corp.	39,800	676,303
PACK Corp. (The)	28,200	500,922
PAL Co., Ltd.	13,800	337,434
Paltac Corp.	40,403	523,561
PanaHome Corp.	83,000	612,007
Paramount Bed Holdings Co., Ltd.	11,427	383,237
Parco Co., Ltd.	48,300	455,405
Pigeon Corp.	15,700	761,810
Plenus Co., Ltd.	43,500	973,427
Pola Orbis Holdings, Inc.	18,819	672,331
Press Kogyo Co., Ltd.(a)	104,000	431,416
Relo Holdings, Inc.	9,273	475,538
Rengo Co., Ltd.	173,000	1,041,901
Resorttrust, Inc.	47,600	869,078
RIKEN Corp.	79,000	344,246
Riso Kagaku Corp.	15,928	327,789
Riso Kyoiku Co., Ltd.(a)	46,857	231,376
Round One Corp.	80,900	650,402
Ryobi Ltd.	82,000	330,013
Ryoden Trading Co., Ltd.	52,000	354,731
Ryohin Keikaku Co., Ltd.(a)	6,600	713,972
Ryosan Co., Ltd.(a)	28,200	600,462
SAIBUGAS Co., Ltd.(a)	254,078	597,091
San-Ai Oil Co., Ltd.	80,000	376,766
Sanden Corp.(a)	84,000	398,801
San-In Godo Bank Ltd. (The)	59,000	423,253
Sankyo Seiko Co., Ltd.	101,600	343,162
Sankyu, Inc.	194,000	756,767
Sanwa Holdings Corp.	85,000	576,614
Sanyo Chemical Industries Ltd.	60,000	411,588
Sanyo Shokai Ltd.	158,000	428,429
Sapporo Holdings Ltd.	206,000	866,296
Sato Holdings Corp.(a)	21,600	490,138
Sawai Pharmaceutical Co., Ltd.	9,000	582,275
Seino Holdings Corp.	52,000	545,702
Senko Co., Ltd.(a)	69,000	357,785
Senshu Ikeda Holdings, Inc.	176,354	822,163
Senshukai Co., Ltd.	45,900	384,738
Shiga Bank Ltd. (The)	76,000	399,144
Shikoku Bank Ltd. (The)	179,000	401,922
Shimachu Co., Ltd.	29,500	698,592
Shinko Electric Industries Co., Ltd.(a)	51,900	430,587
Shinko Plantech Co., Ltd.	53,100	412,756
SHIP HEALTHCARE HOLDINGS, Inc.	9,800	380,886
Showa Corp.	40,800	657,582
Sinanen Co., Ltd.	160,000	625,660
Sotetsu Holdings, Inc.	196,000	671,329
Square Enix Holdings Co., Ltd.	67,700	1,185,177
SRA Holdings, Inc.	44,600	549,517
St. Marc Holdings Co., Ltd.	8,200	392,427
Star Micronics Co., Ltd.(a)	40,300	470,080
Start Today Co., Ltd.	24,528	609,320
Starzen Co., Ltd.	167,000	433,766
Studio Alice Co., Ltd.	300	3,953
Sugi Holdings Co., Ltd.	14,800	601,969
Sumitomo Bakelite Co., Ltd.	182,000	654,545
Sumitomo Osaka Cement Co., Ltd.	183,000	703,411
Sumitomo Warehouse Co., Ltd. (The)	77,000	444,689
Systena Corp.	46,700	331,461
Tadano Ltd.	23,000	308,549
Taikisha Ltd.	20,000	444,698
Taiyo Holdings Co., Ltd.(a)	20,900	658,189
Taiyo Yuden Co., Ltd.(a)	20,700	270,013
Takara Standard Co., Ltd.	59,000	445,145
Takasago Thermal Engineering Co., Ltd.(a)	78,200	661,432
Takata Corp.	27,500	788,854
Tamron Co., Ltd.(a)	21,000	509,890
T-Gaia Corp.	70,000	790,543
TKC Corp.(a)	26,000	442,301
TOA Corp.(a)	32,000	314,809
TOAGOSEI Co., Ltd.	183,000	783,502
Toda Corp.	163,000	566,053
Toho Bank Ltd. (The)	186,000	580,448
Toho Holdings Co., Ltd.	20,700	332,248
Tokai Carbon Co., Ltd.	174,000	607,564
Tokai Rika Co., Ltd.	33,700	670,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
Tokai Rubber Industries Ltd.	52,100	$509,574
Tokai Tokyo Financial Holdings, Inc.	156,201	1,509,921
Token Corp.	6,020	289,244
Tokuyama Corp.	64,000	242,957
TOKYO DOME Corp.	34,000	224,823
TOKYOTOKEIBA Co., Ltd.(a)	55,000	222,397
TOMONY Holdings, Inc.(a)	124,590	503,789
TOMY Co., Ltd.	77,400	345,375
Toppan Forms Co., Ltd.(a)	75,000	688,597
Topy Industries Ltd.	191,000	354,360
Toshiba Machine Co., Ltd.	6,000	34,708
Toshiba Plant Systems & Services Corp.	20,000	298,559
Toshiba TEC Corp.	86,000	596,489
TOSOH Corp.	235,000	1,093,335
Toyo Ink SC Holdings Co., Ltd.	194,000	957,956
Toyo Kohan Co., Ltd.	78,000	365,121
Toyo Securities Co., Ltd.	64,000	231,997
Toyo Tire & Rubber Co., Ltd.	71,000	404,633
Toyobo Co., Ltd.	464,000	856,439
Tsubakimoto Chain Co.	5,000	38,152
Tsumura & Co.	31,500	835,564
Tsuruha Holdings, Inc.	6,000	552,019
TV Asahi Corp.	32,800	727,745
UACJ Corp.	322,540	1,221,359
Ube Industries, Ltd.	699,000	1,496,361
Unipres Corp.	19,300	362,110
United Arrows Ltd.	15,000	562,295
UNY Group Holdings Co., Ltd.	177,100	1,085,128
USHIO, Inc.	48,600	645,503
Valor Co., Ltd.	23,300	308,361
Wacoal Holdings Corp.	77,000	784,615
Wacom Co., Ltd.(a)	41,900	294,203
Xebio Co., Ltd.	21,700	417,050
Yachiyo Bank Ltd. (The)	8,300	216,453
Yamazen Corp.(a)	68,800	422,206
Yodogawa Steel Works Ltd.	114,000	491,337
Yokohama Reito Co., Ltd.	52,400	397,842
Yuasa Trading Co., Ltd.	258,000	527,758
ZENRIN Co., Ltd.	32,700	318,895
Zensho Holdings Co., Ltd.(a)	49,800	534,934
ZERIA Pharmaceutical Co., Ltd.	25,300	617,425

Total Japan		189,409,737

Netherlands - 1.4%
Amsterdam Commodities N.V.	33,767	770,059
Arcadis N.V.(a)	37,586	1,326,901
BE Semiconductor Industries N.V.	71,791	812,664
BinckBank N.V.	121,331	1,288,685
Brunel International N.V.	16,051	984,006
Corbion N.V.	71,254	1,512,040
Koninklijke BAM Groep N.V.(a)	145,890	760,493
Koninklijke Ten Cate N.V.	18,740	591,342
TKH Group N.V.	31,882	1,115,867
Unit 4 N.V.	24,273	1,282,858
USG People N.V.	49,206	656,879

Total Netherlands		11,101,794

New Zealand - 2.7%
Air New Zealand Ltd.(a)	1,297,938	1,751,959
Chorus Ltd.(a)	1,331,649	1,578,260
EBOS Group Ltd.(a)	69,176	552,272
Fisher & Paykel Healthcare Corp., Ltd.	636,292	2,016,246
Freightways Ltd.	201,644	783,346
Infratil Ltd.	835,727	1,561,408
Kathmandu Holdings Ltd.(a)	269,759	779,308
Mainfreight Ltd.(a)	67,672	666,698
Nuplex Industries Ltd.(a)	339,468	949,957
NZX Ltd.	405,140	413,479
PGG Wrightson Ltd.	2,191,604	721,520
Port of Tauranga Ltd.	81,171	915,267
Restaurant Brands New Zealand Ltd.	223,967	517,984
Sky Network Television Ltd.	557,846	2,681,349
SKYCITY Entertainment Group Ltd.	813,423	2,497,190
TOWER Ltd.(a)	326,804	470,708
Trade Me Ltd.	418,747	1,399,278
Warehouse Group Ltd. (The)	393,618	1,211,638

Total New Zealand		21,467,867

Norway - 1.5%
Atea ASA	220,444	2,171,066
Austevoll Seafood ASA	174,098	1,018,729
Borregaard ASA	102,027	507,877
Cermaq ASA(a)	20,993	373,710
Ekornes ASA	28,859	391,250
Kvaerner ASA(a)	704,815	1,336,010
Leroey Seafood Group ASA	57,565	1,679,456
SpareBank 1 SMN	101,537	920,500
Tomra Systems ASA	71,964	670,194
Veidekke ASA	154,151	1,239,946
Wilh. Wilhelmsen ASA Class B	192,706	1,802,594

Total Norway		12,111,332

Portugal - 1.1%
Mota-Engil, SGPS, S.A.	224,439	1,336,955
Semapa - Sociedade de Investimento e Gestao, SGPS, S.A.	67,626	758,807
Sonae	1,860,826	2,689,766
Sonaecom, SGPS, S.A.	667,943	2,364,487
ZON OPTIMUS, SGPS, S.A.(a)	238,049	1,771,305

Total Portugal		8,921,320

Singapore - 3.9%
Ascendas Hospitality Trust	1,848,000	1,053,825
Baker Technology Ltd.	2,434,082	520,515
Boustead Singapore Ltd.	555,000	742,872
Chip Eng Seng Corp., Ltd.	970,000	553,144
Cityspring Infrastructure Trust	3,784,655	1,408,829
Cosco Corp. Singapore Ltd.(a)	1,754,000	1,048,844
CSE Global Ltd.	768,000	465,326
Dyna-Mac Holdings Ltd.	2,135,561	676,560
Far East Hospitality Trust	1,623,000	1,079,772
Fragrance Group Ltd.	3,102,459	589,728
Goodpack Ltd.	344,000	531,285
GuocoLand Ltd.	539,000	964,787
Ho Bee Land Ltd.	564,000	946,998
Hotel Properties Ltd.	302,000	743,878
Hyflux Ltd.	570,000	528,196
K1 Ventures Ltd.	7,798,000	1,191,996
K-Green Trust(a)	1,308,594	1,083,067
Low Keng Huat (Singapore) Ltd.	1,319,897	716,085
OSIM International Ltd.(a)	835,000	1,521,068
Oxley Holdings Ltd.	1,605,000	724,576
Pan-United Corp., Ltd.	724,000	550,483
Petra Foods Ltd.	211,000	538,112
QAF Ltd.	749,725	489,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
Raffles Medical Group Ltd.	230,000	$566,529
Rickmers Maritime	2,045,000	461,607
Saizen REIT	914,400	669,903
Sinarmas Land Ltd.	508,000	193,125
Singapore Post Ltd.	2,240,000	2,350,705
SMRT Corp., Ltd.	1,583,000	1,454,364
Stamford Land Corp., Ltd.	1,858,000	853,509
Super Group Ltd.	237,000	713,290
UMS Holdings Ltd.	1,167,549	545,584
United Engineers Ltd.	490,000	696,618
Venture Corp., Ltd.	459,000	2,791,953
Wee Hur Holdings Ltd.	1,791,000	489,383
Wing Tai Holdings Ltd.	786,000	1,223,262

Total Singapore		31,679,658

Spain - 1.0%
Abengoa S.A. Class B	504,795	1,513,586
Almirall S.A.	67,946	1,108,534
Atresmedia Corp de Medios de Comunicaion S.A.*	115,074	1,905,965
Caja de Ahorros del Mediterraneo*(a)	46,484	85,831
Cie Automotive S.A.	65,496	722,001
Duro Felguera S.A.(a)	274,037	1,850,285
Ence Energia y Celulosa S.A.	206,561	775,619
Faes Farma S.A.	114,513	416,574
Pescanova, S.A.*†	7,082	0

Total Spain		8,378,395

Sweden - 5.2%
AarhusKarlshamn AB	15,375	986,283
AF AB Class B	27,801	973,940
Atrium Ljungberg AB Class B	118,825	1,628,095
Axis Communications AB(a)	47,957	1,671,095
B&B Tools AB Class B	29,831	546,912
Bilia AB Class A	38,696	988,096
BillerudKorsnas AB(a)	164,338	2,078,981
BioGaia AB Class B	18,730	739,273
Byggmax Group AB	90,737	683,784
Clas Ohlson AB Class B(a)	78,934	1,484,022
Concentric AB	40,090	454,107
Duni AB	76,331	989,405
Fabege AB	199,850	2,389,761
Gunnebo AB	80,929	504,026
Hexpol AB	13,101	983,197
Holmen AB Class B	70,825	2,579,324
Indutrade AB	27,446	1,147,394
Intrum Justitia AB	63,114	1,768,835
JM AB	90,570	2,559,470
Kungsleden AB	108,606	730,511
Loomis AB Class B	55,523	1,318,354
Mekonomen AB	29,721	916,258
NCC AB Class B	103,978	3,398,154
New Wave Group AB Class B	65,842	337,278
Nibe Industrier AB Class B	43,530	982,756
Nobia AB	56,097	476,020
Nolato AB Class B	38,539	879,078
Peab AB	291,238	1,784,358
Ratos AB Class B(a)	354,075	3,205,783
SSAB AB Class A	182,817	1,403,307
Wihlborgs Fastigheter AB	95,016	1,705,009

Total Sweden		42,292,866

Switzerland - 2.7%
Ascom Holding AG*	36,618	617,608
Basilea Pharmaceutica AG*	16,996	2,014,256
EFG International AG*(a)	33,951	486,732
Georg Fischer AG*	3,044	2,147,760
Implenia AG*	12,827	938,209
Kudelski S.A.	25,870	395,606
Logitech International S.A.(a)	556,703	7,668,085
Mobilezone Holding AG	76,917	812,976
Nobel Biocare Holding AG*	53,506	836,266
Swissquote Group Holding S.A.	11,661	513,328
Tecan Group AG	5,057	599,891
Temenos Group AG*	23,286	659,816
Valiant Holding AG	8,665	777,984
Vontobel Holding AG	64,275	2,670,446
Zehnder Group AG	12,392	571,285

Total Switzerland		21,710,248

United Kingdom - 16.8%
A.G. BARR PLC	64,420	603,897
Abcam PLC	88,551	720,113
African Barrick Gold PLC(a)	919,500	2,829,587
Alent PLC	108,911	640,362
Bank of Georgia Holdings PLC	35,273	1,399,180
BBA Aviation PLC	372,067	1,975,651
Berendsen PLC	133,850	2,076,117
Betfair Group PLC	38,136	682,157
Bodycote PLC	103,838	1,152,277
Bovis Homes Group PLC	44,504	584,518
Brammer PLC	92,068	686,194
Brewin Dolphin Holdings PLC	238,664	1,205,625
Britvic PLC	223,452	2,562,888
Cable & Wireless Communications PLC	4,575,680	4,262,886
Carillion PLC	687,265	3,762,022
Carphone Warehouse Group PLC	257,035	1,153,685
Chemring Group PLC	166,365	617,214
Chesnara PLC	234,879	1,251,666
Chime Communications PLC	88,259	492,623
Cineworld Group PLC	166,141	1,045,649
Computacenter PLC	128,597	1,358,867
Costain Group PLC(a)	99,103	454,666
Cranswick PLC	36,723	721,354
CSR PLC	70,166	734,462
Dairy Crest Group PLC	158,692	1,419,301
Darty PLC	445,504	868,837
De La Rue PLC	100,964	1,456,499
Debenhams PLC	1,238,037	1,496,863
Dechra Pharmaceuticals PLC	44,101	513,122
Development Securities PLC	142,423	629,231
Devro PLC	123,677	589,939
Diploma PLC	80,836	903,721
Domino Printing Sciences PLC	91,042	1,153,530
Domino’s Pizza Group PLC	91,798	779,967
E2V Technologies PLC	229,861	571,061
Electrocomponents PLC	539,119	2,492,126
Elementis PLC	252,131	1,122,904
EMIS Group PLC	33,932	365,439
Euromoney Institutional Investor PLC	72,223	1,614,860
F&C Asset Management PLC	517,886	789,128
Fenner PLC	149,728	1,202,736
Ferrexpo PLC	415,427	1,314,176
Fidessa Group PLC	20,792	775,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

December 31, 2013

Investments	Shares	Value
Galliford Try PLC	69,858	$1,352,559
Genus PLC	19,994	429,502
Go-Ahead Group PLC	58,839	1,713,207
Greggs PLC	138,302	986,114
Halfords Group PLC	366,085	2,704,222
Hansteen Holdings PLC	653,000	1,170,216
Hays PLC	1,098,333	2,361,208
Helical Bar PLC	120,613	652,233
Hill & Smith Holdings PLC	99,591	850,304
Hilton Food Group Ltd.	81,401	574,672
Home Retail Group PLC	496,523	1,578,120
Homeserve PLC	299,632	1,366,218
Hunting PLC	91,284	1,179,274
Huntsworth PLC	478,567	546,912
Interserve PLC	128,298	1,323,834
ITE Group PLC	145,354	739,320
James Fisher & Sons PLC	28,099	581,737
James Halstead PLC	111,134	577,046
JD Wetherspoon PLC	67,482	851,106
John Menzies PLC	61,438	720,437
Kcom Group PLC	725,474	1,180,538
Keller Group PLC	39,708	755,655
Kier Group PLC	66,630	2,025,030
Laird PLC	388,753	1,784,812
Lookers PLC	266,884	534,852
Low & Bonar PLC	8,929	10,611
Marshalls PLC	267,914	782,078
Marston’s PLC	671,150	1,596,245
Michael Page International PLC	195,583	1,580,798
Micro Focus International PLC	137,424	1,748,032
Mitie Group PLC	314,369	1,655,220
Moneysupermarket.com Group PLC	536,005	1,603,290
Morgan Advanced Materials PLC	247,211	1,302,438
Morgan Sindall Group PLC	57,497	718,982
N. Brown Group PLC	212,347	1,872,800
National Express Group PLC	527,130	2,402,657
NCC Group PLC	187,322	573,966
NMC Health PLC	64,189	465,757
Novae Group PLC	88,335	917,331
Pace PLC	106,539	561,480
Photo-Me International PLC	361,214	788,208
Polar Capital Holdings PLC(a)	74,712	606,643
Premier Farnell PLC	508,374	1,870,068
QinetiQ Group PLC	247,003	887,744
Rank Group PLC	275,997	617,112
Renishaw PLC	44,486	1,433,074
Restaurant Group PLC	127,226	1,247,450
Ricardo PLC	63,360	702,573
RPC Group PLC	157,811	1,542,108
RPS Group PLC	163,229	907,558
Savills PLC	78,200	836,691
Senior PLC	178,068	906,009
Shanks Group PLC	472,459	849,023
SIG PLC	336,498	1,179,298
Smiths News PLC	312,694	1,222,242
Spirent Communications PLC	280,984	483,064
Spirit Pub Co. PLC	574,977	730,894
ST Modwen Properties PLC	100,683	612,495
St. Ives PLC	166,831	477,332
Sthree PLC	139,735	836,062
Synergy Health PLC	28,071	559,306
Synthomer PLC	256,194	1,079,897
Ted Baker PLC	23,055	874,432
Telecom Plus PLC	47,480	1,391,905
TT electronics PLC	166,574	543,499
Tullett Prebon PLC	338,995	2,113,897
Ultra Electronics Holdings PLC	36,800	1,175,115
Unite Group PLC	85,459	569,846
UTV Media PLC(a)	281,848	1,003,642
Vesuvius PLC	297,726	2,514,853
Vitec Group PLC (The)	54,814	580,120
WH Smith PLC	127,635	2,116,067
Workspace Group PLC	115,382	1,009,015
WS Atkins PLC	77,765	1,826,358

Total United Kingdom		135,457,372

TOTAL COMMON STOCKS (Cost: $647,471,197)		805,667,454

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(a)(b)	111	6,423
WisdomTree Japan SmallCap Dividend Fund(b)	103	5,261

TOTAL EXCHANGE-TRADED FUNDS (Cost: $9,477)		11,684

RIGHTS - 0.0%

Australia - 0.0%
Corporate Travel Management Ltd., expiring 2/16/14*	1	1

Spain - 0.0%
Faes Farma S.A., expiring 2/10/14*	111,803	6,470

TOTAL RIGHTS (Cost: $6,162)		6,471

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.9%

United States - 9.9%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $80,388,965)(d)	80,388,965	80,388,965

TOTAL INVESTMENTS IN SECURITIES - 109.7%
(Cost: $727,875,801)(e)		886,074,574
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (9.7)%		(78,587,532)

NET ASSETS - 100.0%		$807,487,042

REIT	-	Real Estate Investment Trust
RSP	-	Risparmio Italian Savings Shares

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $75,707,651 and the total market value of the collateral held by the Fund was $80,388,965.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 12.5%
AES Tiete S.A.	480,997	$3,629,012
Autometal S.A.	373,444	2,754,234
Banco do Brasil S.A.	9,491,140	98,159,930
Banco Santander Brasil S.A.	7,722,000	45,757,575
BM&F Bovespa S.A.	3,846,417	18,031,736
Brasil Brokers Participacoes S.A.	890,876	2,209,018
Brasil Insurance Participacoes e Administracao S.A.	409,103	3,164,620
Centrais Eletricas Brasileiras S.A.	5,350,800	13,313,212
Cia Energetica de Minas Gerais	1,377,181	8,289,062
Cia Siderurgica Nacional S.A.	6,558,500	39,975,090
Cia. Hering	472,832	5,992,445
CPFL Energia S.A.	2,969,580	24,028,518
EDP - Energias do Brasil S.A.	733,281	3,527,706
Eternit S.A.	129,995	481,575
Grendene S.A.	718,355	5,508,124
Helbor Empreendimentos S.A.	881,000	2,912,705
Light S.A.	1,408,139	13,202,515
Mahle-Metal Leve S.A. Industria E Comercio	419,700	4,874,337
Multiplus S.A.	495,200	6,280,125
Natura Cosmeticos S.A.	969,621	17,002,531
Oi S.A.	2,867,500	4,387,697
Porto Seguro S.A.	745,600	9,401,971
Rodobens Negocios Imobiliarios S.A.	283,200	1,572,500
Santos Brasil Participacoes S.A.	518,326	4,161,108
Tim Participacoes S.A.	4,911,800	25,670,232
Tractebel Energia S.A.	2,372,200	36,137,276
Transmissora Alianca de Energia Eletrica S.A.	1,323,600	10,210,669
UNICASA Industria de Moveis S.A.	572,000	1,386,814
Vale S.A.	10,794,700	163,390,373

Total Brazil		575,412,710

Chile - 1.7%
Aguas Andinas S.A. Class A	16,440,257	10,618,507
Banco de Chile	199,209,134	28,926,933
Banco Santander Chile	384,203,646	22,272,039
Empresas Iansa S.A.	39,016,370	1,300,917
ENTEL Chile S.A.	275,999	3,745,434
Grupo Security S.A.	2,387,674	804,298
Inversiones Aguas Metropolitanas S.A.	4,533,916	7,698,899
Inversiones La Construccion S.A.	206,655	2,910,357

Total Chile		78,277,384

China - 17.2%
Agricultural Bank of China Ltd. Class H	71,989,000	35,373,605
Anhui Expressway Co., Ltd Class H	2,174,318	1,205,812
Bank of China Ltd. Class H	207,319,639	95,454,601
Beijing Capital Land Ltd. Class H	5,966,000	2,031,306
China BlueChemical Ltd. Class H	10,780,000	6,742,931
China CITIC Bank Corp., Ltd. Class H(a)	25,948,485	14,089,069
China Coal Energy Co., Ltd. Class H(a)	11,779,000	6,623,433
China Communications Construction Co., Ltd. Class H	24,864,000	20,041,915
China Construction Bank Corp. Class H	282,636,500	213,241,789
China Merchants Bank Co., Ltd. Class H(a)	10,682,432	22,759,797
China Minsheng Banking Corp., Ltd. Class H(a)	11,250,874	12,493,313
China Petroleum & Chemical Corp. Class H	73,911,200	60,339,564
China Shenhua Energy Co., Ltd. Class H	8,393,000	26,465,755
Chongqing Machinery & Electric Co., Ltd. Class H	18,370,000	2,345,484
Chongqing Rural Commercial Bank Class H	22,404,885	10,864,726
Dalian Port PDA Co., Ltd. Class H	5,496,000	1,403,460
Datang International Power Generation Co., Ltd. Class H	6,736,350	3,110,254
Guangzhou Automobile Group Co., Ltd. Class H	3,896,000	4,260,916
Guangzhou R&F Properties Co., Ltd. Class H	9,553,158	13,971,667
Hainan Meilan International Airport Co., Ltd. Class H	560,000	554,674
Industrial & Commercial Bank of China Class H	229,977,275	155,419,110
Jiangsu Expressway Co., Ltd. Class H	1,212,906	1,490,762
Jiangxi Copper Co., Ltd. Class H(a)	3,725,000	6,725,778
PetroChina Co., Ltd. Class H	44,384,000	48,655,683
Shenzhen Expressway Co., Ltd. Class H	3,796,000	1,708,598
Sichuan Expressway Co., Ltd. Class H	6,002,000	1,772,637
Zhaojin Mining Industry Co., Ltd. Class H(a)	6,965,000	3,979,358
Zhejiang Expressway Co., Ltd. Class H	14,960,398	14,142,798
Zijin Mining Group Co., Ltd. Class H(a)	27,448,000	5,876,341

Total China		793,145,136

Czech Republic - 2.1%
CEZ AS	2,066,819	53,791,304
Komercni Banka AS	109,529	24,376,352
Telefonica Czech Republic AS	1,112,494	16,521,093

Total Czech Republic		94,688,749

Hong Kong - 0.0%
Baoye Group Co., Ltd. Class H	616,000	408,350

Hungary - 0.1%
Magyar Telekom Telecommunications PLC(a)	4,191,892	6,105,300

Indonesia - 1.7%
PT Aneka Tambang Persero Tbk	13,455,597	1,205,144
PT Astra Agro Lestari Tbk	1,661,286	3,426,317
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	17,977,500	1,314,706
PT Bank Pembangunan Daerah Jawa Timur Tbk	18,648,000	574,610
PT Berau Coal Energy Tbk*	44,806,500	684,799
PT Harum Energy Tbk	12,978,000	2,932,580
PT Hexindo Adiperkasa Tbk	2,610,500	691,772
PT Indika Energy Tbk	14,314,519	693,966
PT Indo Tambangraya Megah Tbk	7,027,000	16,455,998
PT Matahari Putra Prima Tbk	14,769,500	2,354,382
PT Perusahaan Gas Negara Persero Tbk	49,770,108	18,300,841

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2013

Investments	Shares	Value
PT Semen Indonesia Persero Tbk	10,987,000	$12,774,532
PT Tambang Batubara Bukit Asam Tbk	7,445,000	6,239,852
PT United Tractors Tbk	6,994,000	10,919,146

Total Indonesia		78,568,645

Malaysia - 4.5%
Axis Real Estate Investment Trust*	361,700	323,548
Batu Kawan Bhd	134,514	804,907
Boustead Holdings Bhd	1,417,131	2,431,469
British American Tobacco Malaysia Bhd	679,897	13,309,417
Carlsberg Brewery Malaysia Bhd	1,324,613	4,925,595
DiGi.Com Bhd	14,550,047	22,032,738
Gas Malaysia Bhd	424,200	501,192
Guinness Anchor Bhd	63,526	310,309
HAP Seng Consolidated Bhd	13,277,200	12,200,999
JCY International Bhd*	14,294,700	2,771,221
Lafarge Malayan Cement Bhd	2,763,227	7,229,692
Malayan Banking Bhd	23,237,025	70,516,266
Maxis Bhd	21,375,562	47,443,241
Media Prima Bhd	7,771,131	6,215,956
OSK Holdings Bhd	1,212,300	610,684
Padini Holdings Bhd	711,500	393,166
Parkson Holdings Bhd	2,617,200	2,197,313
POS Malaysia Bhd	288,200	482,166
Star Publications Malaysia Bhd	1,945,000	1,324,179
Telekom Malaysia Bhd	6,918,100	11,722,013
United Plantations Bhd	67,811	538,265

Total Malaysia		208,284,336

Philippines - 1.2%
Aboitiz Power Corp.	14,061,406	10,771,989
Globe Telecom, Inc.	368,718	13,624,684
Philippine Long Distance Telephone Co.	470,244	28,246,955
Semirara Mining Corp.	593,118	3,848,769

Total Philippines		56,492,397

Poland - 6.0%
Asseco Poland S.A.(a)	211,112	3,216,232
Bank Pekao S.A.	541,492	32,211,905
Jastrzebska Spolka Weglowa S.A.(a)	434,990	7,659,122
KGHM Polska Miedz S.A.(a)	1,889,589	73,894,017
PGE S.A.	9,110,831	49,155,522
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	1,791,715	23,406,984
Powszechny Zaklad Ubezpieczen S.A.	190,388	28,326,797
Synthos S.A.(a)	5,203,669	9,433,154
Tauron Polska Energia S.A.	3,529,190	5,111,124
Telekomunikacja Polska S.A.(a)	11,662,104	37,875,895
TVN S.A.	386,635	1,883,555
Warsaw Stock Exchange	319,512	4,394,356

Total Poland		276,568,663

Russia - 20.0%
Gazprom OAO ADR	31,510,126	269,423,946
Lukoil OAO ADR	1,987,017	124,187,543
MegaFon OAO GDR(a)	1,899,813	63,643,736
MMC Norilsk Nickel OJSC ADR	7,134,299	118,572,049
Mobile Telesystems OJSC ADR	2,464,907	53,315,939
Phosagro OAO Reg S GDR	1,238,422	12,117,959
Rosneft Oil Co. Reg S GDR	28,605,166	217,828,339
Tatneft ADR	812,205	31,042,475
Uralkali OJSC Reg S GDR(a)	1,135,787	30,211,934

Total Russia		920,343,920

South Africa - 9.3%
Acucap Properties Ltd.	442,319	1,841,702
African Bank Investments Ltd.(a)	4,194,189	4,825,395
Barclays Africa Group Ltd.(a)	1,056,030	13,334,285
Cashbuild Ltd.(a)	72,992	1,080,201
Coronation Fund Managers Ltd.	626,353	4,781,782
DRDGOLD Ltd.(a)	829,332	296,141
FirstRand Ltd.(a)	9,095,042	31,165,634
Foschini Group Ltd. (The)(a)	617,923	5,648,992
JD Group Ltd.(a)	1,664,528	4,610,379
Kumba Iron Ore Ltd.(a)	919,965	38,950,565
Lewis Group Ltd.(a)	621,160	4,204,821
Liberty Holdings Ltd.	453,482	5,264,916
MMI Holdings Ltd.	4,057,277	9,800,607
MTN Group Ltd.	4,211,489	87,263,620
Nampak Ltd.(a)	1,440,154	5,637,552
Nedbank Group Ltd.(a)	970,739	19,463,439
PPC Ltd.(a)	1,876,701	5,626,295
Rebosis Property Fund Ltd.	790,182	903,065
Resilient Property Income Fund Ltd.	459,490	2,434,820
Reunert Ltd.(a)	791,780	5,178,368
SA Corporate Real Estate Fund Nominees Pty Ltd.	4,567,900	1,740,152
Sasol Ltd.	1,253,721	61,586,295
Spar Group Ltd. (The)	404,062	5,074,621
Standard Bank Group Ltd.(a)	2,812,257	34,749,951
Truworths International Ltd.(a)	943,079	6,911,636
Vodacom Group Ltd.(a)	5,136,051	65,219,695

Total South Africa		427,594,929

South Korea - 2.1%
Daishin Securities Co., Ltd.	175,330	1,304,155
Dongkuk Steel Mill Co., Ltd.*(a)	533,530	6,647,955
Hanmi Semiconductor Co., Ltd.	51,350	544,957
Hite Jinro Co., Ltd.*	55,296	1,155,329
Hyundai Marine & Fire Insurance Co., Ltd.	120,890	3,722,864
KT Corp. ADR(a)	996,624	14,819,799
KT Corp.*	211,690	6,328,535
KT&G Corp.	276,098	19,490,502
Meritz Fire & Marine Insurance Co., Ltd.	135,000	1,937,983
Meritz Securities Co., Ltd.	328,560	544,824
Moorim P&P Co., Ltd.*	85,280	460,602
OCI Materials Co., Ltd.*	89,323	2,517,989
SK Telecom Co., Ltd. ADR(a)	362,455	8,923,642
SK Telecom Co., Ltd.	134,307	29,270,488

Total South Korea		97,669,624

Taiwan - 13.6%
Ability Enterprise Co., Ltd.	1,363,000	859,778
Accton Technology Corp.	1,946,000	1,028,386
Alpha Networks, Inc.	2,787,000	2,019,870
Altek Corp.	742,000	521,580
AmTRAN Technology Co., Ltd.	4,984,896	3,378,627
Asia Cement Corp.	10,067,979	13,039,542
Asustek Computer, Inc.	1,607,000	14,450,518
AV Tech Corp.	160,000	452,027
Cheng Uei Precision Industry Co., Ltd.	1,184,000	2,375,667
Chia Chang Co., Ltd.	438,000	575,359
Chicony Electronics Co., Ltd.	2,834,987	7,124,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2013

Investments	Shares	Value
Chimei Materials Technology Corp.	2,517,511	$3,078,943
China Petrochemical Development Corp.	16,719,000	7,629,252
China Steel Chemical Corp.	1,393,000	7,665,274
China Steel Corp.	18,590,407	16,841,679
China Synthetic Rubber Corp.	3,201,043	3,018,079
Chin-Poon Industrial Co., Ltd.	1,869,000	3,122,996
Chung Hsin Electric & Machinery Manufacturing Corp.	794,000	602,090
Chunghwa Telecom Co., Ltd.	21,418,113	66,905,777
Cleanaway Co., Ltd.	304,736	1,988,731
Compal Electronics, Inc.	14,626,000	11,213,586
Compeq Manufacturing Co., Ltd.	2,546,000	1,490,687
Coxon Precise Industrial Co., Ltd.	276,000	435,251
CSBC Corp.	1,134,000	730,545
CTCI Corp.	1,100,000	1,782,677
Cyberlink Corp.	1,302,158	3,713,773
CyberTAN Technology, Inc.	1,055,000	1,169,921
D-Link Corp.	4,730,000	2,864,647
E-LIFE MALL Co., Ltd.	645,542	1,360,244
Elite Material Co., Ltd.	126,838	106,395
Eternal Chemical Co., Ltd.	4,973,000	4,838,928
Everlight Electronics Co., Ltd.	610,000	1,402,017
Far Eastern New Century Corp.	14,635,414	16,892,588
Farglory Land Development Co., Ltd.	3,659,161	6,200,199
Feng Hsin Iron & Steel Co.	3,589,922	6,588,781
Flytech Technology Co., Ltd.	169,855	666,802
Forhouse Corp.	1,719,000	651,759
Formosa Chemicals & Fibre Corp.	13,234,127	37,299,870
Formosa Plastics Corp.	14,172,046	38,279,051
Formosa Taffeta Co., Ltd.	2,564,000	3,101,387
Formosan Rubber Group, Inc.	2,754,000	2,591,967
Getac Technology Corp.	1,363,000	706,573
Gigabyte Technology Co., Ltd.	3,791,518	4,579,819
Grand Pacific Petrochemical Corp.	3,874,000	3,009,147
Great China Metal Industry	1,146,627	1,408,108
Great Wall Enterprise Co., Ltd.	1,687,000	1,494,348
Hannstar Board Corp.	3,187,000	1,203,005
Holtek Semiconductor, Inc.	395,000	629,540
Holy Stone Enterprise Co., Ltd.	347,200	440,356
HTC Corp.	6,230,000	29,474,055
Huaku Development Co., Ltd.	1,666,573	4,708,355
Huang Hsiang Construction Co.	457,000	818,823
Hung Poo Real Estate Development Corp.	842,000	850,377
ITEQ Corp.	3,303,100	3,452,332
Jentech Precision Industrial Co., Ltd.	470,000	1,272,636
Kee Tai Properties Co., Ltd.	5,331,000	3,568,489
LCY Chemical Corp.	3,169,000	4,120,279
Lealea Enterprise Co., Ltd.	1,317,000	490,503
Lingsen Precision Industries Ltd.	1,373,000	744,005
Lite-On Technology Corp.	6,666,349	10,691,747
Lotes Co., Ltd.	457,000	1,002,829
Lumax International Corp., Ltd.	232,000	558,136
Makalot Industrial Co., Ltd.	874,000	4,721,392
Mega Financial Holding Co., Ltd.	16,784,071	14,135,259
Nan Ya Plastics Corp.	14,537,616	33,608,192
Opto Technology Corp.	891,000	379,677
Oriental Union Chemical Corp.	3,985,000	4,312,119
Pou Chen Corp.	6,795,112	10,157,271
Powertech Technology, Inc.	1,251,703	1,913,033
Quanta Computer, Inc.	12,525,990	29,209,868
Radiant Opto-Electronics Corp.	1,560,170	5,705,992
Radium Life Tech Co., Ltd.	3,742,294	3,007,296
Rechi Precision Co., Ltd.	476,780	511,119
Senao International Co., Ltd.	625,000	1,950,274
Sercomm Corp.	734,000	1,258,490
Shih Wei Navigation Co., Ltd.	2,870,000	2,031,875
Sigurd Microelectronics Corp.	3,732,627	3,563,113
Siliconware Precision Industries Co.	7,157,000	8,548,969
Silitech Technology Corp.	1,070,230	1,274,789
Sincere Navigation Corp.	896,000	853,806
Sonix Technology Co., Ltd.	757,000	1,079,487
Syncmold Enterprise Corp.	1,518,324	2,537,035
Synnex Technology International Corp.	7,703,000	12,225,138
TA Chen Stainless Pipe Co., Ltd*	1,190,000	562,988
Taiflex Scientific Co., Ltd.	509,254	1,025,223
Taiwan Cement Corp.	10,112,485	15,692,869
Taiwan Cogeneration Corp.	942,000	549,962
Taiwan Hon Chuan Enterprise Co., Ltd.	2,037,723	4,293,758
Taiwan Mobile Co., Ltd.	8,480,253	27,401,089
Taiwan Secom Co., Ltd.	455,930	1,144,280
Topco Scientific Co., Ltd.	284,550	568,078
Transcend Information, Inc.	1,152,000	3,312,577
TSRC Corp.	3,806,208	5,619,244
Tung Ho Steel Enterprise Corp.	3,638,387	3,198,475
U-Ming Marine Transport Corp.	1,007,048	1,807,743
Unitech Printed Circuit Board Corp.*	3,587,000	1,438,242
United Integrated Services Co., Ltd.	1,260,000	1,560,018
United Microelectronics Corp.	31,349,598	12,990,673
USI Corp.	6,565,000	4,559,716
Visual Photonics Epitaxy Co., Ltd.	457,000	466,147
Wah Lee Industrial Corp.	340,000	540,171
Wistron Corp.	9,087,890	7,638,420
WPG Holdings Co., Ltd.	5,981,000	6,883,363
WT Microelectronics Co., Ltd.	501,037	592,600
YFY, Inc.	5,253,000	2,626,192
Young Optics, Inc.	248,000	507,591
YungShin Global Holding Corp.	345,000	633,197
Zinwell Corp.	273,000	316,936

Total Taiwan		624,197,142

Thailand - 5.1%
Advanced Info Service PCL	6,425,161	39,008,509
Bangchak Petroleum PCL	5,211,521	4,440,736
Banpu PCL NVDR	12,371,380	11,388,747
BTS Group Holdings PCL NVDR	33,453,643	8,857,173
Charoen Pokphand Foods PCL NVDR	17,256,110	16,804,489
Delta Electronics Thailand PCL NVDR	3,823,483	6,225,086
Dynasty Ceramic PCL NVDR	997,361	1,479,651
Electricity Generating PCL	1,078,500	4,020,580
Kiatnakin Bank PCL	2,563,324	2,905,777
Land and Houses PCL NVDR	23,008,118	6,266,666
MCOT PCL NVDR	962,716	849,628
PTT Global Chemical PCL NVDR	11,146,705	26,798,226
PTT PCL NVDR	5,518,994	48,035,066
Ratchaburi Electricity Generating Holding PCL	3,332,796	4,969,781
Sansiri PCL NVDR	12,598,039	686,260
Shin Corp. PCL NVDR	6,482,721	13,365,927
Thai Oil PCL NVDR	5,322,477	9,111,057
Thai Tap Water Supply PCL NVDR	7,055,833	2,147,241
Thai Vegetable Oil PCL NVDR	3,847,270	2,165,992
Tisco Financial Group PCL	3,279,389	3,842,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund (DEM)

December 31, 2013

Investments	Shares	Value
Total Access Communication PCL NVDR	6,233,488	$18,400,741

Total Thailand		231,769,587

Turkey - 2.6%
Adana Cimento Sanayii TAS Class A	262,364	440,835
Akcansa Cimento A.S.	308,782	1,695,894
Aksa Akrilik Kimya Sanayii	389,495	1,453,921
Aksigorta A.S.	325,194	404,127
Arcelik A.S.(a)	1,437,057	8,126,713
Borusan Yatirim ve Pazarlama A.S.	58,966	343,065
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	625,186	1,420,018
Celebi Hava Servisi A.S.	116,563	626,624
Cimsa Cimento Sanayi VE Tica	547,040	2,902,609
Dogus Otomotiv Servis VE Ticaret A.S.(a)	908,649	2,833,581
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.(a)	904,379	888,173
Ford Otomotiv Sanayi A.S.	1,290,361	13,633,323
Netas Telekomunikasyon A.S.(a)	525,460	1,315,790
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	59,731	22,797
Tekfen Holding A.S.(a)	1,130,948	2,637,212
Tofas Turk Otomobil Fabrikasi A.S.	1,704,409	10,630,245
Tupras Turkiye Petrol Rafinerileri A.S.(a)	1,014,590	20,258,744
Turk Telekomunikasyon A.S.(a)	16,546,530	45,900,544
Turk Traktor ve Ziraat Makineleri A.S.	122,707	3,512,441

Total Turkey		119,046,656

TOTAL COMMON STOCKS (Cost: $4,533,785,600)		4,588,573,528

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Cia Energetica de Minas Gerais (Cost: $3,021,410)	431,693	2,563,535

WARRANTS - 0.0%

Thailand - 0.0%
BTS Group Holdings PCL expiring 11/1/2018* (Cost: $0)	12,024,714	340,322

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $295,235,325)(c)	295,235,325	295,235,325

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $4,832,042,335)(d)		4,886,712,710
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.2)%		(283,633,327)

NET ASSETS - 100.0%		$4,603,079,383

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $278,982,497 and the total market value of the collateral held by the Fund was $295,235,325.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.0%

Brazil - 8.0%
Abril Educacao S.A.	25,260	$357,607
AES Tiete S.A.	1,547,200	11,673,269
Aliansce Shopping Centers S.A.	162,803	1,262,814
Arezzo & Co.	85,633	1,079,827
Autometal S.A.	411,309	3,033,496
Brasil Brokers Participacoes S.A.	882,905	2,189,253
Brasil Insurance Participacoes e Administracao S.A.	485,398	3,754,801
Cia de Locacao das Americas	119,700	355,155
Cia Paranaense de Energia	231,800	2,191,010
Diagnosticos da America S.A.	372,312	2,297,706
Direcional Engenharia S.A.	417,569	2,123,907
Equatorial Energia S.A.	405,123	3,975,245
Estacio Participacoes S.A.	116,724	1,009,786
Eternit S.A.	556,996	2,063,429
Even Construtora e Incorporadora S.A.	663,960	2,293,642
Fleury S.A.	334,000	2,604,896
Grendene S.A.	1,538,060	11,793,369
Helbor Empreendimentos S.A.	1,095,460	3,621,739
Iochpe-Maxion S.A.	129,725	1,437,876
JHSF Participacoes S.A.	1,670,170	3,015,757
Light S.A.	1,900,200	17,816,011
Lojas Americanas S.A.	221,009	1,280,573
LPS Brasil Consultoria de Imoveis S.A.	321,634	1,968,589
Magnesita Refratarios S.A.	451,200	1,128,359
Mahle-Metal Leve S.A. Industria e Comercio	555,600	6,452,661
Marisa Lojas S.A.	406,232	3,202,677
Mills Estruturas e Servicos de Engenharia S.A.	62,670	876,596
MRV Engenharia e Participacoes S.A.	1,673,333	5,979,102
Oi S.A.	6,314,700	9,662,421
Rodobens Negocios Imobiliarios S.A.	225,600	1,252,669
Santos Brasil Participacoes S.A.	600,480	4,820,638
Sao Carlos Empreendimentos e Participacoes S.A.	147,300	2,310,723
Sao Martinho S.A.	181,945	2,213,340
SLC Agricola S.A.	118,934	1,028,400
Sonae Sierra Brasil S.A.	255,773	1,976,366
Sul America S.A.	863,831	5,415,306
Technos S.A.	143,123	982,767
Tegma Gestao Logistica	254,800	1,944,008
TPI - Triunfo Participacoes e Investimentos S.A.	381,344	1,535,559
UNICASA Industria de Moveis S.A.	547,900	1,328,383
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	248,995	3,398,385

Total Brazil		138,708,117

Chile - 3.5%
Besalco S.A.	1,040,408	1,116,164
CFR Pharmaceuticals S.A.	19,715,236	4,427,439
E-CL S.A.	3,670,145	4,742,865
Empresas Hites S.A.	1,054,852	743,144
Forus S.A.	583,483	2,951,894
Gasco S.A.	267,663	2,776,217
Grupo Security S.A.	5,609,237	1,889,495
Inversiones Aguas Metropolitanas S.A.	6,378,637	10,831,362
Inversiones La Construccion S.A.	498,490	7,020,318
Masisa S.A.	28,565,300	1,870,104
Parque Arauco S.A.	2,768,528	5,086,410
Ripley Corp. S.A.	4,377,721	3,165,839
Sigdo Koppers S.A.	3,364,620	5,090,633
Sociedad Matriz S.A.AM S.A.	19,493,015	1,763,256
Sonda S.A.	1,393,217	3,340,857
Vina Concha y Toro S.A.	2,252,846	4,229,365

Total Chile		61,045,362

China - 6.2%
Anhui Expressway Co., Ltd. Class H	1,394,549	773,376
BBMG Corp. Class H	348,169	303,097
Beijing Capital Land Ltd. Class H(a)	19,778,421	6,734,165
China Datang Corp. Renewable Power Co., Ltd. Class H	13,830,403	2,925,276
China Railway Construction Corp., Ltd. Class H	2,132,098	2,122,818
China Railway Group Ltd. Class H	6,767,801	3,491,369
China Southern Airlines Co., Ltd. Class H	4,812,000	1,874,221
China Suntien Green Energy Corp., Ltd. Class H	7,303,039	2,740,847
Chongqing Machinery & Electric Co., Ltd. Class H	2,390,855	305,265
CSR Corp., Ltd. Class H	4,322,139	3,545,227
Dalian Port PDA Co., Ltd. Class H	6,810,507	1,739,133
Datang International Power Generation Co., Ltd. Class H	14,157,049	6,536,480
Dongfang Electric Corp., Ltd. Class H(a)	437,728	767,770
Guangshen Railway Co., Ltd. Class H	4,500,665	2,083,816
Guangzhou Automobile Group Co., Ltd. Class H	8,126,000	8,887,117
Hainan Meilan International Airport Co., Ltd. Class H	837,289	829,325
Harbin Electric Co., Ltd. Class H	3,104,071	2,009,665
Jiangsu Expressway Co., Ltd. Class H	6,823,933	8,387,178
Shanghai Electric Group Co., Ltd. Class H(a)	6,672,000	2,426,573
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H(a)	17,717,587	6,032,491
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,101,100	2,695,325
Shenzhen Expressway Co., Ltd. Class H	6,209,697	2,795,014
Sichuan Expressway Co., Ltd. Class H	234,768	69,337
Sinotrans Ltd. Class H	7,235,000	2,733,974
Tong Ren Tang Technologies Co., Ltd. Class H	740,944	2,365,096
Travelsky Technology Ltd. Class H	5,645,788	5,570,244
Weichai Power Co., Ltd. Class H	287,769	1,159,798
Weiqiao Textile Co., Ltd. Class H	2,409,000	1,478,877
Yanzhou Coal Mining Co., Ltd. Class H(a)	13,064,000	11,928,824
Zijin Mining Group Co., Ltd. Class H(a)	37,608,000	8,051,495
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H(a)	5,407,400	5,049,115

Total China		108,412,308

Hong Kong - 0.1%
Avichina Industry & Technology Co., Ltd. Class H	1,889,271	1,098,902
Baoye Group Co., Ltd. Class H	914,000	605,895

Total Hong Kong		1,704,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
Hungary - 0.9%
Magyar Telekom Telecommunications PLC(a)	10,963,939	$15,968,478

Indonesia - 3.1%
PT AKR Corporindo Tbk	11,649,645	4,187,937
PT Alam Sutera Realty Tbk	13,457,377	475,487
PT Aneka Tambang Persero Tbk	32,243,474	2,887,871
PT Bank Bukopin Tbk	29,153,018	1,485,199
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	64,468,612	4,714,631
PT Bank Pembangunan Daerah Jawa Timur Tbk	90,592,500	2,791,470
PT Bank Tabungan Negara Persero Tbk	33,293,516	2,380,062
PT Berau Coal Energy Tbk*	85,588,393	1,308,089
PT Bhakti Investama Tbk	32,798,198	916,301
PT Bumi Resources Tbk*	41,053,000	1,011,989
PT Ciputra Development Tbk	22,078,245	1,360,615
PT Harum Energy Tbk	17,516,963	3,958,229
PT Hexindo Adiperkasa Tbk	2,584,000	684,749
PT Holcim Indonesia Tbk	16,008,216	2,992,497
PT Indika Energy Tbk	26,112,686	1,265,940
PT Japfa Comfeed Indonesia Tbk	11,604,991	1,163,360
PT Krakatau Steel Persero Tbk*	31,459,799	1,279,589
PT Matahari Putra Prima Tbk	31,497,000	5,020,886
PT Pembangunan Perumahan Persero Tbk	12,004,870	1,144,260
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	23,117,752	3,666,168
PT Ramayana Lestari Sentosa Tbk	26,386,828	2,298,278
PT Salim Ivomas Pratama Tbk	30,474,000	1,953,141
PT Sampoerna Agro	5,114,000	840,427
PT Summarecon Agung Tbk	30,161,472	1,933,110
PT Timah Persero Tbk	15,393,000	2,023,730
PT Wijaya Karya Persero Tbk	5,124,752	665,333

Total Indonesia		54,409,348

Malaysia - 9.7%
Aeon Co. M Bhd	828,013	3,539,057
Affin Holdings Bhd	6,573,895	8,329,008
Alliance Financial Group Bhd	6,794,447	9,873,781
Axis Real Estate Investment Trust	293,598	262,629
Benalec Holdings Bhd	831,800	215,854
Berjaya Corp. Bhd	3,901,432	702,746
Berjaya Sports Toto Bhd	6,588,737	8,146,660
BIMB Holdings Bhd	4,596,228	6,370,592
Boustead Holdings Bhd	4,629,319	7,942,840
Carlsberg Brewery Malaysia Bhd	1,479,413	5,501,221
Dialog Group Bhd	5,834,676	6,377,085
DRB-Hicom Bhd	6,481,761	5,580,390
Dutch Lady Milk Industries Bhd	27,000	388,576
Eastern & Oriental Bhd	6,154,897	3,551,444
Fraser & Neave Holdings Bhd	306,900	1,733,369
Gas Malaysia Bhd	1,022,800	1,208,437
Genting Plantations Bhd	457,600	1,542,331
Guinness Anchor Bhd	340,853	1,664,982
HAP Seng Consolidated Bhd	12,826,792	11,787,099
Hartalega Holdings Bhd	1,707,372	3,768,676
IGB Real Estate Investment Trust	6,414,400	2,330,373
JCY International Bhd*	21,012,891	4,073,633
KPJ Healthcare Bhd	2,601,135	3,081,180
Kulim Malaysia Bhd*	2,718,731	2,855,269
Lafarge Malayan Cement Bhd	3,988,100	10,434,443
Mah Sing Group Bhd	6,941,156	4,789,196
Malaysia Airports Holdings Bhd	4,129,161	11,345,581
Malaysia Marine And Heavy Engineering Holdings Bhd	4,505,100	4,813,876
Malaysian Bulk Carriers Bhd	870,700	470,505
Malaysian Resources Corp. Bhd	5,524,543	2,175,747
MBM Resources Bhd	298,400	292,433
Media Prima Bhd	5,810,136	4,647,399
Mudajaya Group Bhd	1,808,465	1,601,145
Oriental Holdings Bhd	192,741	499,579
OSK Holdings Bhd	7,331,656	3,693,248
Padini Holdings Bhd	1,529,896	845,401
Parkson Holdings Bhd	4,927,773	4,137,193
Pavilion Real Estate Investment Trust	4,800,100	1,875,783
Star Publications Malaysia Bhd	4,499,500	3,063,314
Sunway Bhd	1,067,500	886,460
Sunway Real Estate Investment Trust	5,380,028	2,036,707
Supermax Corp. Bhd	1,781,067	1,506,199
Tan Chong Motor Holdings Bhd	172,800	326,555
Top Glove Corp. Bhd	1,559,290	2,680,141
United Plantations Bhd	144,368	1,145,953
UOA Development Bhd	3,049,480	1,806,134
WCT Holdings Bhd	4,824,126	3,019,221

Total Malaysia		168,919,445

Mexico - 1.0%
Alsea S.A.B de C.V.	936,600	2,916,964
Banregio Grupo Financiero S.A.B De C.V.(a)	637,823	3,779,071
Corp. Inmobiliaria Vesta S.A.B de C.V.	837,300	1,453,767
Grupo Aeroportuario del Centro Norte S.A.B de C.V.*(a)	679,800	2,270,819
Grupo Herdez S.A.B de C.V.	949,137	3,367,633
Qualitas Controladora S.A.B de C.V.(a)	895,500	2,161,975
TV Azteca S.A.B de C.V.	2,532,210	1,353,384

Total Mexico		17,303,613

Philippines - 2.0%
Atlas Consolidated Mining & Development	1,664,500	545,301
Cebu Air, Inc.	253,960	268,079
First Philippine Holdings Corp.	921,336	1,114,758
Lopez Holdings Corp.	15,584,412	1,404,555
Manila Water Co., Inc.	4,638,745	2,299,384
Megaworld Corp.	42,076,046	3,071,625
Nickel Asia Corp.	3,941,283	1,349,800
Philex Mining Corp.*	3,210,500	572,910
Philweb Corp.	1,894,000	383,217
Rizal Commercial Banking Corp.	1,234,944	1,182,563
Robinsons Land Corp.	8,103,060	3,644,163
Security Bank Corp.	1,202,664	3,132,495
Semirara Mining Corp.	1,524,996	9,895,766
Union Bank of Philippines	1,721,227	4,886,489
Vista Land & Lifescapes, Inc.	10,303,400	1,207,180

Total Philippines		34,958,285

Poland - 4.0%
Asseco Poland S.A.	432,744	6,592,733
Enea S.A.	1,486,867	6,701,483
Eurocash S.A.(a)	153,400	2,424,447
Getin Holding S.A.	2,648,985	3,309,640
Grupa Azoty S.A.(a)	132,507	2,744,598
Lubelski Wegiel Bogdanka S.A.(a)	117,763	4,909,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
Synthos S.A.(a)	11,561,302	$20,958,201
Tauron Polska Energia S.A.	9,193,323	13,314,163
TVN S.A.	1,132,847	5,518,849
Warsaw Stock Exchange	255,107	3,508,572

Total Poland		69,982,323

Russia - 0.3%
LSR Group O.J.S.C. GDR(a)	1,386,276	5,802,951

South Africa - 9.7%
Acucap Properties Ltd.	125,557	522,787
Adcock Ingram Holdings Ltd.(a)	349,491	2,365,811
Advtech Ltd.	1,714,056	1,075,197
Aeci Ltd.(a)	247,068	2,948,657
African Bank Investments Ltd.(a)	8,870,431	10,205,389
African Oxygen Ltd.(a)	1,224,269	2,571,564
AVI Ltd.	1,494,228	8,186,065
Barloworld Ltd.	393,621	3,758,543
Blue Label Telecoms Ltd.	1,542,022	1,251,432
Capitec Bank Holdings Ltd.(a)	260,147	5,173,010
Cashbuild Ltd.(a)	165,876	2,454,783
City Lodge Hotels Ltd.	75,473	1,005,946
Clicks Group Ltd.	354,998	2,128,209
Coronation Fund Managers Ltd.	1,931,990	14,749,437
DRDGOLD Ltd.(a)	1,218,245	435,015
Grindrod Ltd.(a)	222,225	594,722
Hosken Consolidated Investments Ltd.(a)	238,874	3,192,969
Investec Ltd.	991,752	7,054,352
Invicta Holdings Ltd.	37,749	446,447
JD Group Ltd.(a)	886,781	2,456,190
JSE Ltd.	253,710	2,173,567
Lewis Group Ltd.(a)	803,917	5,441,959
Metair Investments Ltd.	118,652	448,496
Mondi Ltd.	498,947	8,560,523
Mpact Ltd.	712,864	1,830,867
Nampak Ltd.(a)	2,378,828	9,312,037
Oceana Group Ltd.(a)	160,256	1,254,660
Omnia Holdings Ltd.	123,104	2,373,634
Pick n Pay Stores Ltd.(a)	854,193	4,240,891
Pick’n Pay Holdings Ltd.	1,320,692	2,837,147
Pioneer Foods Ltd.(a)	481,049	4,216,283
PPC Ltd.(a)	2,296,775	6,885,665
PSG Group Ltd.(a)	356,457	2,916,660
Raubex Group Ltd.	296,754	616,245
Rebosis Property Fund Ltd.	1,113,821	1,272,938
Resilient Property Income Fund Ltd.	937,428	4,967,395
Reunert Ltd.(a)	840,799	5,498,960
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	3,527,802	1,343,925
Santam Ltd.(a)	313,657	5,578,520
Spar Group Ltd. (The)	755,005	9,482,120
Sun International Ltd.(a)	413,097	3,758,744
Tongaat Hulett Ltd.(a)	410,110	4,452,036
Trencor Ltd.	615,111	4,052,289
Wilson Bayly Holmes-Ovcon Ltd.	196,394	2,737,656

Total South Africa		168,829,742

South Korea - 10.2%
BS Financial Group, Inc.*	587,542	8,907,634
Bukwang Pharmaceutical Co., Ltd.*	46,494	632,197
CJ CGV Co., Ltd.*	38,767	1,597,920
Daeduck Electronics Co.*(a)	105,413	832,037
Daeduck GDS Co., Ltd.*	45,198	751,623
Daewoong Pharmaceutical Co., Ltd.*	54,583	3,941,085
Daishin Securities Co., Ltd.	287,954	2,141,886
Daum Communications Corp.*	15,911	1,266,427
DGB Financial Group, Inc.*	352,135	5,505,498
Dongkuk Steel Mill Co., Ltd.*(a)	16,296	203,053
Dongsuh Co., Inc.	81,692	1,304,316
Dongyang Mechatronics Corp.*	206,855	2,205,068
Doosan Corp.	55,777	7,372,807
Eugene Corp.*(a)	255,725	686,957
Grand Korea Leisure Co., Ltd.	110,510	4,230,449
Green Cross Corp.*(a)	12,725	1,501,173
GS Engineering & Construction Corp.*	52,110	1,505,998
GS Home Shopping, Inc.*	1,782	518,550
Hana Tour Service, Inc.(a)	28,381	1,739,945
Handsome Co., Ltd.*(a)	92,062	2,752,221
Hankook Tire Co., Ltd.*	33,880	707,873
Hansol Paper Co., Ltd.*	126,836	1,358,077
Hanwha Chemical Corp.*	203,830	4,162,161
Hanwha Corp.*	147,403	5,475,148
Hite Jinro Co., Ltd.*	304,987	6,372,259
Hitejinro Holdings Co., Ltd.*	49,290	541,777
Hotel Shilla Co., Ltd.*(a)	53,473	3,369,455
Huchems Fine Chemical Corp.*	145,431	3,307,286
Huvis Corp.*	74,190	738,139
Hyosung Corp.*	52,625	3,505,508
Hyundai Development Co.*(a)	179,799	3,952,562
Hyundai Securities Co.(a)	541,340	3,000,748
iMarketKorea, Inc.*	45,179	1,102,344
ISU Chemical Co., Ltd.*(a)	84,125	1,020,325
JB Financial Group Co., Ltd.*(a)	519,177	3,128,787
KEPCO Plant Service & Engineering Co., Ltd.*	132,446	6,877,378
Kolon Corp.*	14,217	228,340
Kolon Industries, Inc.*	60,005	3,110,128
Korea Aerospace Industries Ltd.*	71,127	1,954,501
Korea Investment Holdings Co., Ltd.	116,634	4,509,089
Korean Reinsurance Co.	295,841	3,209,721
LG Fashion Corp.*	71,718	2,290,137
LG International Corp.*(a)	56,967	1,551,903
LIG Insurance Co., Ltd.(a)	188,001	5,869,743
LS Corp.*	43,019	3,297,709
LS Industrial Systems Co., Ltd.*	28,690	1,786,074
Mando Corp.*	22,099	2,617,497
Meritz Fire & Marine Insurance Co., Ltd.(a)	484,660	6,957,501
Meritz Securities Co., Ltd.(a)	771,350	1,279,066
Mirae Asset Securities Co., Ltd.	64,669	2,353,048
Moorim P&P Co., Ltd.*	452,448	2,443,695
Nexen Tire Corp.*(a)	23,950	330,196
Nongshim Co., Ltd.*	2,013	478,763
OCI Materials Co., Ltd.*(a)	44,904	1,265,830
Partron Co., Ltd.(a)	91,496	1,235,437
Poongsan Corp.*	64,087	1,736,759
S&T Dynamics Co., Ltd.*(a)	120,503	1,455,833
S&T Motiv Co., Ltd.*	14,660	379,228
S1 Corp.*	81,473	5,774,559
Samsung Fine Chemicals Co., Ltd.*(a)	45,354	1,914,550
SFA Engineering Corp.*(a)	40,530	1,578,418
Shinsegae Co., Ltd.*	6,757	1,616,660
Silicon Works Co., Ltd.*(a)	37,616	855,436
Simm Tech Co., Ltd.*(a)	61,245	377,214
SK Chemicals Co., Ltd.*(a)	38,387	2,007,829
SK Networks Co., Ltd.*	12,883	92,287

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
SKC Co., Ltd.*(a)	64,943	$1,879,953
Soulbrain Co., Ltd.*(a)	9,003	380,475
Sungwoo Hitech Co., Ltd.*	136,312	1,989,108
Taeyoung Engineering & Construction Co., Ltd.*	66,435	350,006
Tong Yang Life Insurance	397,080	4,270,487
Woori Investment & Securities Co., Ltd.	502,307	4,564,480
Youngone Corp.*(a)	52,159	2,100,495

Total South Korea		178,308,826

Taiwan - 27.8%
Ability Enterprise Co., Ltd.	3,247,650	2,048,612
AcBel Polytech, Inc.	2,297,303	2,362,553
Accton Technology Corp.	2,735,633	1,445,677
Advancetek Enterprise Co., Ltd.	1,406,630	1,729,763
Advantech Co., Ltd.	1,861,610	12,898,568
ALI Corp.	1,360,980	1,420,185
Alpha Networks, Inc.	3,066,788	2,222,646
Altek Corp.	1,909,742	1,342,429
Ambassador Hotel (The)	688,000	686,765
AmTRAN Technology Co., Ltd.	5,288,950	3,584,706
Apex Biotechnology Corp.	652,791	1,489,415
AV Tech Corp.	717,036	2,025,750
BES Engineering Corp.	3,980,026	1,200,545
Capital Securities Corp.	13,066,723	4,844,642
Career Technology (MFG.) Co., Ltd.	451,000	428,248
Cathay No. 1 Real Estate Investment Trust	1,166,000	786,371
Cheng Loong Corp.	2,748,000	1,323,126
Cheng Uei Precision Industry Co., Ltd.	1,496,820	3,003,333
Chicony Electronics Co., Ltd.	3,069,423	7,713,852
Chimei Materials Technology Corp.	1,512,000	1,849,192
China Petrochemical Development Corp.	20,305,675	9,265,931
China Steel Chemical Corp.	1,260,726	6,937,409
China Synthetic Rubber Corp.	2,649,257	2,497,832
Chin-Poon Industrial Co., Ltd.	1,189,650	1,987,839
Chroma ATE, Inc.	1,212,132	2,541,925
Chung Hsin Electric & Machinery Manufacturing Corp.	2,975,882	2,256,612
Cleanaway Co., Ltd.	429,161	2,800,739
Clevo Co.	404,000	872,971
Compeq Manufacturing Co., Ltd.	3,147,000	1,842,574
Coxon Precise Industrial Co., Ltd.	287,000	452,598
CSBC Corp.	4,442,830	2,862,158
CTCI Corp.	1,884,190	3,053,547
Cyberlink Corp.	723,011	2,062,038
CyberTAN Technology, Inc.	1,530,000	1,696,663
Darfon Electronics Corp.	844,908	635,024
Depo Auto Parts Industries Co., Ltd.	732,646	2,888,450
D-Link Corp.	5,221,161	3,162,110
Eclat Textile Co., Ltd.	268,045	3,021,897
Elan Microelectronics Corp.	1,431,156	2,249,724
E-Life Mall Corp.	292,440	616,211
Elite Material Co., Ltd.	1,125,163	943,818
Epistar Corp.*	1,144,245	2,203,757
Eternal Chemical Co., Ltd.	3,689,066	3,589,609
Evergreen International Storage & Transport Corp.	3,556,361	2,482,001
Everlight Chemical Industrial Corp.	1,366,695	1,118,907
Everlight Electronics Co., Ltd.	1,609,165	3,698,485
Far Eastern Department Stores Co., Ltd.	4,228,903	4,185,839
Far Eastern International Bank	11,321,833	4,729,539
Farglory Land Development Co., Ltd.	6,063,640	10,274,425
Feng Hsin Iron & Steel Co.	2,568,950	4,714,935
Flexium Interconnect, Inc.	184,224	593,404
Flytech Technology Co., Ltd.	28,564	112,134
Forhouse Corp.	1,918,000	727,210
Formosa International Hotels Corp.	132,485	1,511,396
Formosa Taffeta Co., Ltd.	3,091,000	3,738,841
Formosan Rubber Group, Inc.	5,511,122	5,186,873
G Tech Optoelectronics Corp.	622,000	783,670
Genius Electronic Optical Co., Ltd.	49,000	148,627
Getac Technology Corp.	1,880,292	974,735
Giant Manufacturing Co., Ltd.	807,464	5,554,050
Gigabyte Technology Co., Ltd.	3,814,979	4,608,158
Global Mixed Mode Technology, Inc.	293,685	822,813
Global Unichip Corp.*	336,528	835,575
Goldsun Development & Construction Co., Ltd.	1,490,621	620,186
Grand Pacific Petrochemical	3,155,135	2,450,765
Grape King Industrial Co.	751,988	3,784,730
Great China Metal Industry	1,122,694	1,378,717
Great Wall Enterprise Co., Ltd.	2,365,420	2,095,294
Hannstar Board Corp.	2,341,000	883,663
Hey Song Corp.	1,056,221	1,240,382
Hiwin Technologies Corp.	418,130	3,528,434
Holiday Entertainment Co., Ltd.	656,196	839,964
Holtek Semiconductor, Inc.	1,828,773	2,914,648
Holy Stone Enterprise Co., Ltd.	604,309	766,450
Huaku Development Co., Ltd.	2,272,296	6,419,626
Huang Hsiang Construction Co.	1,051,448	1,883,917
Hung Poo Real Estate Development Corp.	1,734,122	1,751,374
ICP Electronics, Inc.	1,648,623	2,295,632
Inventec Corp.	9,216,992	8,148,967
ITEQ Corp.	1,579,657	1,651,025
Jentech Precision Industrial Co., Ltd.	478,283	1,295,064
KEE TAI Properties Co., Ltd.	3,721,999	2,491,448
Kenda Rubber Industrial Co., Ltd.	1,334,516	2,968,726
Kerry Tj Logistics Co., Ltd.	292,860	455,943
Kindom Construction Co., Ltd.	2,030,187	2,322,861
King Slide Works Co., Ltd.	272,004	3,066,531
King Yuan Electronics Co., Ltd.	7,609,960	5,221,658
Kinik Co.	439,495	1,083,862
Kinsus Interconnect Technology Corp.	1,117,368	3,707,876
LCY Chemical Corp.	4,252,612	5,529,173
Lealea Enterprise Co., Ltd.	3,942,958	1,468,513
Lingsen Precision Industries Ltd.	2,393,412	1,296,948
Lotes Co., Ltd.	347,233	761,959
Lumax International Corp., Ltd.	409,773	985,815
Makalot Industrial Co., Ltd.	1,060,615	5,729,495
Mercuries & Associates Ltd.	681,362	482,384
Merida Industry Co., Ltd.	1,013,041	7,358,981
Merry Electronics Co., Ltd.	964,759	5,632,495
Micro-Star International Co., Ltd.	3,433,877	2,788,257
Mitac Holdings Corp.*	1,921,458	1,856,761
Namchow Chemical Industrial Co., Ltd.	706,086	1,077,958
Nan Kang Rubber Tire Co., Ltd.*	880,954	1,092,196
Nuvoton Technology Corp.	100,632	87,114
Opto Technology Corp.	2,651,518	1,129,877
Oriental Union Chemical Corp.	5,202,767	5,629,850
Phihong Technology Co., Ltd.	4,161,064	2,638,754
Powertech Technology, Inc.	3,013,240	4,605,267
Prince Housing & Development Corp.	5,285,938	3,112,662

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
Radiant Opto-Electronics Corp.	2,171,252	$7,940,895
Radium Life Tech Co., Ltd.	1,648,953	1,325,094
Realtek Semiconductor Corp.	1,250,770	3,357,377
Rechi Precision Co., Ltd.	391,391	419,580
Richtek Technology Corp.	72,910	340,044
Ruentex Development Co., Ltd.	2,158,537	4,186,201
Ruentex Industries Ltd.	441,162	1,132,380
Sampo Corp.	1,517,000	603,166
Senao International Co., Ltd.	679,599	2,120,647
Sercomm Corp.	851,488	1,459,930
Shih Wei Navigation Co., Ltd.	996,309	705,357
Shin Zu Shing Co., Ltd.	446,580	1,114,820
Shinkong Synthetic Fibers Corp.	6,355,761	2,228,520
Sigurd Microelectronics Corp.	3,664,830	3,498,395
Silitech Technology Corp.	1,101,692	1,312,264
Sincere Navigation Corp.	4,506,546	4,294,325
Sonix Technology Co., Ltd.	425,205	606,345
Standard Foods Corp.	935,133	2,918,025
Syncmold Enterprise Corp.	441,220	737,254
Synnex Technology International Corp.	11,772,000	18,682,893
TA Chen Stainless Pipe Co., Ltd.*	1,913,100	905,085
Taiflex Scientific Co., Ltd.	722,974	1,455,481
Tainan Spinning Co., Ltd.	5,391,581	3,808,035
Taiwan Cogeneration Corp.	4,660,970	2,721,186
Taiwan Glass Industrial Corp.	3,499,698	3,892,663
Taiwan Hon Chuan Enterprise Co., Ltd.	1,095,606	2,308,590
Taiwan PCB Techvest Co., Ltd.	411,302	491,296
Taiwan Prosperity Chemical Corp.	3,306,102	3,117,133
Taiwan Secom Co., Ltd.	1,268,931	3,184,728
Taiwan Surface Mounting Technology Co., Ltd.	421,025	635,701
Teco Electric and Machinery Co., Ltd.	6,694,683	7,671,026
Test Research, Inc.	1,034,115	1,443,427
Test-Rite International Co.	1,938,888	1,444,237
Ton Yi Industrial Corp.	7,620,538	7,824,197
Tong Hsing Electronic Industries Ltd.	379,918	1,759,145
Tong Yang Industry Co., Ltd.	1,409,685	2,109,549
Topco Scientific Co., Ltd.	680,314	1,358,186
Transcend Information, Inc.	1,040,479	2,991,899
Tripod Technology Corp.	2,121,928	3,801,935
Tsann Kuen Enterprise Co., Ltd.	971,546	1,341,424
TSRC Corp.	4,532,773	6,691,899
Tung Ho Steel Enterprise Corp.	6,254,153	5,497,972
TXC Corp.	1,539,549	1,864,805
U-Ming Marine Transport Corp.	4,474,420	8,031,992
Unimicron Technology Corp.	8,647,141	6,557,129
Unitech Printed Circuit Board Corp.*	2,851,000	1,143,136
United Integrated Services Co., Ltd.	2,920,461	3,615,851
USI Corp.	3,946,678	2,741,162
Visual Photonics Epitaxy Co., Ltd.	305,000	311,104
Wah Lee Industrial Corp.	1,229,325	1,953,077
Wei Chuan Food Corp.	1,249,396	2,196,667
Wistron Corp.	13,265,200	11,149,471
Wistron NeWeb Corp.	1,950,343	5,065,061
Wowprime Corp.	81,392	1,351,822
WPG Holdings Co., Ltd.	8,972,759	10,326,493
WT Microelectronics Co., Ltd.	2,382,825	2,818,279
Yem Chio Co., Ltd.	1,522,049	1,136,296
YFY, Inc.	2,604,000	1,301,847
Young Optics, Inc.	88,759	181,667
YungShin Global Holding Corp.	439,000	805,721
Yungtay Engineering Co., Ltd.	1,167,790	3,350,145
Zinwell Corp.	2,714,186	3,151,000

Total Taiwan		484,672,664

Thailand - 7.9%
AEON Thana Sinsap (Thailand) PCL NVDR	130,115	372,210
Amata Corp. PCL	2,242,475	941,758
AP Thailand PCL	6,913,860	925,776
Bangchak Petroleum PCL	6,745,739	5,748,043
Bangkok Chain Hospital PCL NVDR	1,443,465	265,763
Bangkok Expressway PCL	5,147,605	5,247,863
Bangkok Life Assurance PCL NVDR	1,152,706	2,385,393
Bangkokland PCL NVDR	17,515,968	820,894
Bumrungrad Hospital PCL	1,707,865	4,560,717
Cal-Comp Electronics (Thailand) PCL NVDR	15,805,237	1,423,722
CH. Karnchang PCL NVDR	4,481,720	2,114,019
Delta Electronics Thailand PCL	6,307,051	10,268,631
Dynasty Ceramic PCL	1,487,521	2,206,837
Eastern Water Resources Development And Management PCL NVDR	2,772,078	1,029,195
Electricity Generating PCL	1,962,891	7,317,533
Esso Thailand PCL	5,158,972	941,991
Hana Microelectronics PCL	2,575,847	1,979,310
Hemaraj Land and Development PCL NVDR	11,809,323	1,056,586
Hemaraj Land and Development PCL	3,854,800	344,891
Jasmine International PCL	9,830,696	2,004,433
Khon Kaen Sugar Industry PCL NVDR	8,208,257	2,997,538
Kiatnakin Bank PCL	1,444,806	1,637,828
Kiatnakin Bank PCL NVDR	3,752,823	4,254,189
L.P.N Development PCL	2,970,802	1,401,322
L.P.N Development PCL NVDR	2,616,418	1,234,159
LH Financial Group PCL NVDR	36,795,698	1,377,319
Major Cineplex Group PCL	4,294,869	2,287,286
MBK PCL NVDR	395,228	1,683,868
MCOT PCL	3,595,274	3,172,944
Oishi Group PCL NVDR	165,454	435,538
Precious Shipping PCL NVDR	690,049	447,293
Pruksa Real Estate PCL	6,063,941	3,358,604
Quality Houses PCL NVDR	29,494,652	2,369,625
Ratchaburi Electricity Generating Holding PCL	3,940,190	5,875,512
Ratchaburi Electricity Generating Holding PCL NVDR	694,036	1,034,929
Robinson Department Store PCL	916,233	1,338,380
Rojana Industrial Park PCL NVDR	3,474,232	729,525
Samart Corp. PCL	4,428,200	1,994,442
Samart Telcoms PCL NDVR	4,214,424	1,654,476
Sansiri PCL	65,658,818	3,576,667
SNC Former PCL NVDR	1,232,945	589,082
Somboon Advance Technology PCL NVDR	832,936	365,011
Sri Trang Agro-Industry PCL NVDR	5,926,160	2,344,494
Sriracha Construction PCL NVDR	707,618	694,482
Srithai Superware PCL NVDR	636,988	317,912
Supalai PCL	7,959,327	3,536,402
Thai Airways International PCL NVDR	3,265,700	1,371,475
Thai Stanley Electric PCL NVDR	49,770	315,038
Thai Tap Water Supply PCL	21,055,424	6,407,615
Thai Union Frozen Products PCL NVDR	3,936,605	8,595,600
Thai Vegetable Oil PCL	7,604,048	4,281,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

December 31, 2013

Investments	Shares	Value
Thanachart Capital PCL	5,282,866	$5,184,797
Thitikorn PCL NVDR	637,229	174,530
Ticon Industrial Connection PCL NVDR	4,077,115	1,960,390
Tisco Financial Group PCL	1,902,075	2,228,542
Tisco Financial Group PCL NVDR	2,947,357	3,453,233
TPI Polene PCL	1,513,199	497,339
TPI Polene PCL NVDR	710,098	233,386

Total Thailand		137,367,374

Turkey - 4.6%
Akcansa Cimento A.S.(a)	417,365	2,292,254
Aksa Akrilik Kimya Sanayii	1,288,712	4,810,552
Aksigorta A.S.	386,756	480,632
Anadolu Cam Sanayii A.S.(a)	147,381	131,706
Anadolu Hayat Emeklilik A.S.(a)	620,184	1,518,347
Aselsan Elektronik Sanayi ve Ticaret A.S.(a)	726,360	2,920,992
Aslan Cimento A.S.	34,553	445,482
Borusan Mannesmann(a)	475,327	1,050,874
Borusan Yatirim ve Pazarlama A.S.	47,503	276,373
Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	944,748	2,145,855
Celebi Hava Servisi A.S.	29,068	156,265
Cimsa Cimento Sanayi ve Tica	1,155,350	6,130,319
Dogus Otomotiv Servis ve Ticaret A.S.	1,446,418	4,510,589
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.(a)	1,460,348	1,434,179
Konya Cimento Sanayii A.S.(a)	19,403	2,239,676
Netas Telekomunikasyon A.S.	647,374	1,621,071
Otokar Otomotiv ve Savunma Sanayi A.S.(a)	86,482	2,213,875
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	2,444,139	2,115,941
Sinpas Gayrimenkul Yatirim Ortakligi A.S.(a)	6,250,301	2,385,500
Soda Sanayii A.S.(a)	1,245,852	1,507,664
TAV Havalimanlari Holding A.S.(a)	754,247	5,423,838
Tekfen Holding A.S.(a)	1,463,782	3,413,334
Torunlar Gayrimenkul Yatirim Ortakligi A.S.(a)	2,129,737	2,735,897
Trakya Cam Sanayi A.S.(a)	2,043,401	2,415,750
Turk Traktor ve Ziraat Makineleri A.S.	395,124	11,310,275
Turkiye Sise ve Cam Fabrikalari A.S.(a)	2,449,276	3,100,782
Ulker Biskuvi Sanayi A.S.	1,572,704	11,126,414

Total Turkey		79,914,436

TOTAL COMMON STOCKS (Cost: $1,619,855,506)		1,726,308,069

EXCHANGE-TRADED FUNDS & NOTES - 0.9%

United States - 0.9%
iPath MSCI India Index ETN*(a)	264,729	15,078,964
WisdomTree Emerging Markets Equity Income Fund(b)	235	11,992

TOTAL EXCHANGE TRADED FUNDS & NOTES (Cost: $14,289,884)		15,090,956

RIGHTS - 0.0%

Indonesia - 0.0%
PT Bank Bukopin Tbk, expiring 2/07/14*	9,715,418	798
Malaysia - 0.0%
KPJ Healthcare Bhd, expiring 2/13/14*	115,606	72,706
South Korea - 0.0%
JB Financial Group Co Ltd, expiring 2/08/14*	175,274	105,130

TOTAL RIGHTS (Cost: $0)		178,634

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.8%

United States - 4.8%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $84,691,925)(d)	84,691,925	84,691,925

TOTAL INVESTMENTS IN SECURITIES - 104.7% (Cost: $1,718,837,315)(e)		1,826,269,584
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (4.7)%		(82,390,811)

NET ASSETS - 100.0%		$1,743,878,773

ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $79,623,264 and the total market value of the collateral held by the Fund was $84,691,925.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 100.0%

Bahrain - 1.9%
Ahli United Bank BSC	600,000	$433,427
Al-Salam Bank	158,750	59,213

Total Bahrain		492,640

Egypt - 9.8%
Canal Shipping Agencies Co.	24,312	40,377
Commercial International Bank Egypt SAE	73,089	342,696
Eastern Tobacco	7,376	123,136
Juhayna Food Industries	22,669	51,187
Orascom Telecom Media And Technology Holding SAE	6,608,479	732,315
Sidi Kerir Petrochemcials Co.	149,608	370,115
Telecom Egypt Co.	400,979	847,137

Total Egypt		2,506,963

Jordan - 2.1%
Arab Bank PLC	44,340	490,578
Jordan Phosphate Mines	5,929	59,902

Total Jordan		550,480

Kuwait - 16.0%
Agility Public Warehousing Co. KSC	102,463	250,352
Ahli United Bank	61,565	156,965
Alimtiaz Investment Co. KSCC	200	47
Aviation Lease And Finance Co. KSCC	30,525	30,806
Burgan Bank SAK	56,842	110,705
Commercial Real Estate Co. KSCC	240,000	78,187
Ikarus Petroleum Industries KSCC	180,000	104,533
KGL Logistics Co. KSCC	30,000	28,152
Kuwait Finance House	87,173	246,949
Kuwait Financial Center	60,000	32,294
Kuwait Food Co. (Americana)	25,000	223,088
Kuwait International Bank	60,000	62,677
Kuwait Projects Co. Holdings KSC	113,078	248,259
Mabanee Co. SAKC	23,839	94,546
Mobile Telecommunications Co. KSC	646,177	1,578,831
National Bank of Kuwait	272,179	857,788

Total Kuwait		4,104,179

Morocco - 8.6%
Attijariwafa Bank	10,813	404,059
Banque Marocaine du Commerce Exterieur	4,745	118,885
Douja Promotion Groupe Addoha S.A.	17,298	118,469
Maroc Telecom S.A.	132,282	1,555,858

Total Morocco		2,197,271

Oman - 4.1%
Ahli Bank SAOG	88,928	42,963
Al Anwar Ceramic Tile Co.	27,997	42,323
Bank Sohar	72,558	39,012
BankMuscat SAOG	176,622	291,769
National Bank of Oman SAOG	179,850	150,420
Oman Telecommunications Co. SAOG	122,553	479,071

Total Oman		1,045,558

Qatar - 32.0%
Al Khaliji	27,506	150,994
Barwa Real Estate Co.	32,152	263,114
Commercial Bank of Qatar QSC (The)	29,564	574,799
Doha Bank QSC	34,814	556,412
Gulf International Services OSC	7,083	118,650
Industries Qatar QSC	41,354	1,918,080
Masraf Al Rayan	36,158	310,791
Mazaya Qatar Real Estate Development QSC	7,142	21,927
National Leasing	4,254	35,221
Ooredoo QSC	19,316	727,764
Qatar Electricity & Water Co.	6,605	329,933
Qatar Fuel Co.	2,820	220,009
Qatar Gas Transport Co. Nakilat	45,188	251,286
Qatar Insurance Co.	5,283	96,477
Qatar International Islamic Bank	12,739	215,844
Qatar Islamic Bank	18,309	346,923
Qatar National Bank SAQ	38,689	1,827,408
Qatari Investors’ Group	8,375	100,505
United Development Co.	20,256	125,769
Widam Food Co.	1,492	21,183

Total Qatar		8,213,089

United Arab Emirates - 25.5%
Abu Dhabi Commercial Bank PJSC	570,400	1,009,420
Aldar Properties PJSC	365,216	274,434
Aramex PJSC	110,765	91,676
DP World Ltd.	21,140	374,389
Dubai Investments PJSC	243,084	164,791
Dubai Islamic Bank PJSC	349,137	509,495
Emaar Properties PJSC	220,227	458,082
Emirates NBD PJSC	529,794	915,925
First Gulf Bank PJSC	312,039	1,597,151
Gulf Cement Co. PSC	80,000	30,028
National Bank of Abu Dhabi PJSC	232,254	878,936
National Central Cooling Co. PJSC	8,737	5,709
RAK Properties PJSC	124,737	33,281
Union National Bank PJSC	120,702	192,900

Total United Arab Emirates		6,536,217

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $20,180,514)(a)		25,646,397
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.0%		3,913

NET ASSETS - 100.0%		$25,650,310

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 0.8%
Andritz AG	18,486	$1,161,304
Lenzing AG(a)	55	3,156
RHI AG	19,912	618,858
Vienna Insurance Group AG Wiener Versicherung Gruppe	76,078	3,797,526

Total Austria		5,580,844

Belgium - 7.4%
Anheuser-Busch InBev N.V.	362,704	38,613,605
Delhaize Group S.A.	32,942	1,960,952
NV Bekaert S.A.(a)	22,905	811,773
Solvay S.A.	30,059	4,763,275
UCB S.A.	39,263	2,929,106

Total Belgium		49,078,711

Finland - 3.2%
Amer Sports Oyj	45,466	947,266
Cargotec Oyj Class B(a)	24,602	918,360
Huhtamaki Oyj	43,313	1,113,090
Kemira Oyj(a)	96,889	1,623,459
Kone Oyj Class B(a)	165,466	7,478,524
Konecranes Oyj	26,486	943,796
Metso Oyj(a)	102,339	4,374,378
Outotec Oyj(a)	20,167	211,475
Wartsila Oyj Abp	64,501	3,179,206

Total Finland		20,789,554

France - 23.3%
Alstom S.A.	63,955	2,333,156
Arkema S.A.	14,007	1,636,527
Bourbon S.A.(a)	28,845	794,939
Casino Guichard Perrachon S.A.	45,215	5,219,205
Christian Dior S.A.	28,839	5,458,108
Cie Generale des Etablissements Michelin	59,338	6,316,328
Cie Generale d’Optique Essilor International S.A.	18,755	1,997,181
Dassault Systemes S.A.	9,501	1,181,282
Edenred	72,506	2,430,801
Eramet(a)	32	3,099
Etablissements Maurel et Prom	42,119	705,450
Havas S.A.	83,391	687,613
Hermes International	9,266	3,364,389
Ingenico	5,441	436,950
IPSOS	11,092	475,645
Kering	28,213	5,973,311
Lafarge S.A.	32,970	2,474,626
Legrand S.A.	71,150	3,927,527
L’Oreal S.A.	100,702	17,719,942
LVMH Moet Hennessy Louis Vuitton S.A.	106,510	19,461,092
Neopost S.A.(a)	25,627	1,978,218
Nexans S.A.	8,601	436,440
Pernod-Ricard S.A.	43,989	5,019,497
Publicis Groupe S.A.	30,562	2,800,929
Rallye S.A.	30,987	1,301,237
Remy Cointreau S.A.	3,811	320,281
Rubis	13,520	857,626
Safran S.A.	89,337	6,217,876
Sanofi	252,238	26,804,693
Schneider Electric S.A.	171,545	14,986,514
SEB S.A.	9,645	873,174
Societe BIC S.A.	11,174	1,371,275
Sodexo	30,840	3,129,403
Technip S.A.	19,009	1,829,874
Teleperformance	10,650	650,036
Vallourec S.A.(a)	19,865	1,083,970
Zodiac Aerospace	5,865	1,040,516

Total France		153,298,730

Germany - 25.9%
Adidas AG	23,907	3,051,806
Bayer AG	144,601	20,313,831
Bayerische Motoren Werke AG	165,891	19,480,390
Brenntag AG	7,104	1,319,061
Daimler AG	367,134	31,820,614
Duerr AG	3,792	338,644
E.ON SE	1,312,065	24,253,774
Fresenius Medical Care AG & Co. KGaA	33,912	2,417,292
Fresenius SE & Co. KGaA	15,419	2,371,121
GEA Group AG	29,839	1,422,636
HeidelbergCement AG(a)	202	15,351
Henkel AG & Co. KGaA	28,241	2,943,506
Hochtief AG	12,367	1,057,571
Infineon Technologies AG	155,637	1,664,209
K+S AG(a)	71,592	2,207,297
Krones AG	2,108	181,342
Lanxess AG	10,386	693,744
Linde AG	28,699	6,012,935
MAN SE	14,203	1,746,713
Merck KGaA	22,806	4,093,174
MTU Aero Engines AG	5,889	579,312
NORMA Group	4,216	209,633
SAP AG	137,307	11,789,184
Siemens AG	216,268	29,589,054
Software AG	12,316	431,059
Symrise AG	7,317	337,762
Wacker Chemie AG	5,452	603,861

Total Germany		170,944,876

Ireland - 1.3%
CRH PLC	332,044	8,372,979
Glanbia PLC	22,066	342,370

Total Ireland		8,715,349

Italy - 2.4%
Luxottica Group SpA	84,421	4,530,971
Parmalat SpA	387,133	1,320,822
Pirelli & C SpA(a)	196,032	3,398,137
Saipem SpA	246,556	5,286,381
Impregilo SpA	54,788	368,869
Salvatore Ferragamo Italia SpA	32,281	1,229,916

Total Italy		16,135,096

Netherlands - 18.1%
Aegon N.V.	1,065,959	10,079,164
Akzo Nobel N.V.	80,616	6,258,516
Arcadis N.V.	23,960	845,861
ASM International N.V.	11,616	383,350
ASML Holding N.V.	41,432	3,884,486
Brunel International N.V.	7,121	436,553
CNH Industrial N.V.*	385,411	4,399,972
Corbion N.V.	25,893	549,460
European Aeronautic Defence and Space Co. N.V.	131,477	10,111,023
Fugro N.V.(a)	40,547	2,420,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

December 31, 2013

Investments	Shares	Value
Gemalto N.V.(a)	3,316	$365,588
Heineken Holding N.V.	58,322	3,695,574
Heineken N.V.	104,775	7,085,908
Koninklijke Ahold N.V.	432,727	7,781,401
Koninklijke BAM Groep N.V.	101,106	527,044
Koninklijke Boskalis Westminster N.V.	54,743	2,897,008
Koninklijke DSM N.V.	57,811	4,553,402
Koninklijke Philips N.V.	373,811	13,724,645
Reed Elsevier N.V.	293,564	6,229,552
STMicroelectronics N.V.	430,851	3,428,565
Unilever N.V.	631,750	25,484,461
Wolters Kluwer N.V.	141,056	4,032,165

Total Netherlands		119,173,782

Portugal - 1.2%
Jeronimo Martins, SGPS, S.A.	141,093	2,763,667
Portugal Telecom, SGPS, S.A.	1,111,402	4,839,400

Total Portugal		7,603,067

Spain - 16.4%
Abengoa S.A. Class B(a)	240,727	721,800
Acerinox S.A.	61,302	781,104
ACS Actividades de Construccion y Servicios, S.A.	226,606	7,812,536
Banco Bilbao Vizcaya Argentaria S.A.	4,224,813	52,091,488
Banco Santander S.A.	3,574,770	32,047,597
Duro Felguera S.A.	190,849	1,288,603
Mapfre S.A.(a)	2,137,353	9,168,297
Obrascon Huarte Lain S.A.(a)	34,175	1,386,607
Prosegur Cia de Seguridad S.A.(a)	213,625	1,465,935
Tecnicas Reunidas S.A.(a)	25,341	1,378,762

Total Spain		108,142,729

TOTAL COMMON STOCKS (Cost: $585,942,319)		659,462,738

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.3%

United States - 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $15,289,929)(c)	15,289,929	15,289,929

TOTAL INVESTMENTS IN SECURITIES - 102.3% (Cost: $601,232,248)(d)		674,752,667
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.3)%		(15,426,900)

NET ASSETS - 100.0%		$659,325,767

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $14,553,921 and the total market value of the collateral held by the Fund was $15,289,929.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 11.5%
AGL Energy Ltd.	1,812	$24,365
Amcor Ltd.	2,794	26,371
AMP Ltd.	7,240	28,435
Australia & New Zealand Banking Group Ltd.	8,349	240,740
BHP Billiton Ltd.	9,342	317,513
Coca-Cola Amatil Ltd.	2,575	27,714
Commonwealth Bank of Australia	4,822	335,629
CSL Ltd.	474	29,243
Insurance Australia Group Ltd.	5,076	26,430
Macquarie Group Ltd.*	640	31,475
National Australia Bank Ltd.	8,056	251,030
Origin Energy Ltd.	3,355	42,232
Orora Ltd.*	2,994	3,107
QBE Insurance Group Ltd.	1,752	18,041
Rio Tinto Ltd.	1,016	61,973
Suncorp Group Ltd.	2,753	32,265
Sydney Airport	865	2,941
Telstra Corp., Ltd.	60,525	284,281
Wesfarmers Ltd.	4,059	159,926
Westpac Banking Corp.	10,303	298,465
Woodside Petroleum Ltd.	2,520	87,701
Woolworths Ltd.	3,933	119,107

Total Australia		2,448,984

Brazil - 11.7%
Ambev S.A.	44,796	328,862
Banco Bradesco S.A.	6,339	85,846
Banco do Brasil S.A.	25,300	261,659
Banco Santander Brasil S.A.	20,200	119,697
BM&F Bovespa S.A.	9,800	45,942
CCR S.A.	9,700	73,061
Cia Energetica de Minas Gerais	8,501	51,166
Cia Siderurgica Nacional S.A.	20,700	126,170
Cielo S.A.	4,032	112,197
CPFL Energia S.A.	8,600	69,587
Itau Unibanco Holding S.A.	9,962	124,353
Natura Cosmeticos S.A.	2,700	47,345
Petroleo Brasileiro S.A.	20,200	136,907
Souza Cruz S.A.	9,600	98,106
Telefonica Brasil S.A.	2,700	45,777
Tim Participacoes S.A.	14,200	74,213
Tractebel Energia S.A.	7,200	109,682
Transmissora Alianca de Energia Eletrica S.A.	3,600	27,772
Ultrapar Participacoes S.A.	2,000	47,430
Vale S.A.	34,500	522,198

Total Brazil		2,507,970

Canada - 11.8%
Bank of Montreal	2,200	146,618
Bank of Nova Scotia	3,500	218,828
Barrick Gold Corp.	4,618	81,320
BCE, Inc.	4,200	181,835
Canadian Imperial Bank of Commerce	1,392	118,854
Cenovus Energy, Inc.	2,422	69,298
Crescent Point Energy Corp.(a)	2,800	108,706
Enbridge, Inc.(a)	2,200	96,096
Great-West Lifeco, Inc.(a)	3,000	92,471
Husky Energy, Inc.	4,300	136,386
Manulife Financial Corp.(a)	4,274	84,314
Potash Corp. of Saskatchewan, Inc.	1,900	62,624
Power Financial Corp.(a)	2,300	77,929
Rogers Communications, Inc. Class B	2,000	90,485
Royal Bank of Canada(a)	4,200	282,280
Sun Life Financial, Inc.	2,100	74,157
Suncor Energy, Inc.	2,998	105,078
Thomson Reuters Corp.	3,400	128,544
Toronto-Dominion Bank (The)	2,474	233,103
TransCanada Corp.	2,800	127,917

Total Canada		2,516,843

Chile - 10.2%
AES Gener S.A.	138,054	76,414
Aguas Andinas S.A. Class A	232,410	150,110
Antarchile S.A.	4,626	62,490
Banco de Chile	2,155,129	312,944
Banco de Credito e Inversiones	1,521	84,414
Banco Santander Chile	3,836,347	222,391
CAP S.A.	2,985	56,799
Cencosud S.A.	16,517	59,486
Cia Cervecerias Unidas S.A.	5,744	68,814
Corpbanca	5,936,170	81,905
Empresa Nacional de Electricidad S.A.	110,392	164,347
Empresas COPEC S.A.	9,503	127,316
Enersis S.A.	815,136	244,487
ENTEL Chile S.A.	7,419	100,679
Inversiones Aguas Metropolitanas S.A.	42,722	72,545
Inversiones La Construccion S.A.	3,190	44,925
Quinenco S.A.	35,344	89,125
SACI Falabella	18,301	164,150

Total Chile		2,183,341

New Zealand - 13.7%
Air New Zealand Ltd.(a)	92,451	124,791
Auckland International Airport Ltd.	123,878	359,911
Chorus Ltd.(a)	89,128	105,634
Contact Energy Ltd.	38,100	160,868
Ebos Group Ltd.	2,709	21,627
Fisher & Paykel Healthcare Corp., Ltd.	45,144	143,050
Fletcher Building Ltd.	56,602	396,449
Freightways Ltd.	13,746	53,400
Infratil Ltd.	61,779	115,423
Kathmandu Holdings Ltd.	18,952	54,751
Mainfreight Ltd.	5,666	55,821
Michael Hill International Ltd.	20,210	23,121
Nuplex Industries Ltd.(a)	24,531	68,647
PGG Wrightson Ltd.	128,116	42,178
Ryman Healthcare Ltd.	13,214	85,375
Sky Network Television Ltd.	38,854	186,756
SKYCITY Entertainment Group Ltd.	49,005	150,444
Telecom Corp. of New Zealand Ltd.	349,972	663,942
Tower Ltd.	13,341	19,216
Trade Me Ltd.	30,020	100,314

Total New Zealand		2,931,718

Norway - 13.8%
Aker ASA Class A	1,187	43,435
Aker Solutions ASA	3,878	69,291
Atea ASA	2,842	27,990
DNB ASA	7,785	139,228
Fred Olsen Energy ASA	1,624	66,091
Gjensidige Forsikring ASA	8,119	154,836
Kongsberg Gruppen ASA	1,216	25,555
Leroey Seafood Group ASA	735	21,444

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Commodity Country Equity Fund (CCXE)

December 31, 2013

Investments	Shares	Value
Marine Harvest ASA(a)	19,153	$23,314
Norsk Hydro ASA	18,466	82,394
Orkla ASA	15,709	122,526
Petroleum Geo-Services ASA	1,363	16,052
Schibsted ASA	454	30,023
SpareBank 1 SR Bank ASA	1,612	16,009
Statoil ASA	51,690	1,252,451
Telenor ASA	24,041	573,004
TGS Nopec Geophysical Co. ASA	1,334	35,357
Veidekke ASA	2,125	17,093
Wilh. Wilhelmsen ASA Class B	2,777	25,976
Yara International ASA	4,529	194,841

Total Norway		2,936,910

Russia - 14.2%
Gazprom Neft JSC ADR	5,025	113,565
Gazprom OAO ADR	80,292	686,911
Lukoil OAO ADR	5,061	316,110
Magnit OJSC GDR	490	32,438
MegaFon OAO GDR	4,862	162,877
MMC Norilsk Nickel OJSC ADR	18,224	302,883
Mobile Telesystems OJSC ADR	6,300	136,269
NovaTek OAO Reg S GDR	697	95,419
Novolipetsk Steel OJSC Reg S GDR	1,077	18,191
Phosagro OAO Reg S GDR	2,927	28,641
Rosneft Oil Co. Reg S GDR	73,244	557,753
Rostelecom OJSC ADR	1,546	31,863
RusHydro Management Co. JSC ADR	7,033	12,139
Sberbank of Russia ADR	12,912	162,429
Severstal OAO Reg S GDR(a)	3,237	31,982
Sistema JSFC Reg S GDR	1,923	61,767
Surgutneftegas OJSC ADR	9,152	79,073
Tatneft ADR	2,045	78,160
Uralkali OJSC Reg S GDR	2,791	74,241
VTB Bank OJSC Reg S GDR(a)	13,307	39,854

Total Russia		3,022,565

South Africa - 12.7%
Barclays Africa Group Ltd.	7,308	92,277
Bidvest Group Ltd.	2,994	76,710
Exxaro Resources Ltd.(a)	3,672	51,347
FirstRand Ltd.	49,396	169,263
Imperial Holdings Ltd.	2,326	44,995
Kumba Iron Ore Ltd.(a)	6,354	269,023
Liberty Holdings Ltd.	2,633	30,569
MMI Holdings Ltd.(a)	18,286	44,171
MTN Group Ltd.	26,208	543,039
Nedbank Group Ltd.	4,643	93,093
RMB Holdings Ltd.	12,138	56,033
Sanlam Ltd.	17,128	87,065
Sasol Ltd.	7,740	380,211
Shoprite Holdings Ltd.	2,955	46,270
Standard Bank Group Ltd.	14,239	175,946
Tiger Brands Ltd.	1,748	44,549
Truworths International Ltd.	6,127	44,904
Vodacom Group Ltd.(a)	31,532	400,406
Woolworths Holdings Ltd.	7,770	55,379

Total South Africa		2,705,250

TOTAL COMMON STOCKS (Cost: $20,931,301)		21,253,581

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Cia Energetica de Minas Gerais (Cost: $19,695)	2,861	16,990

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Global Natural Resources Fund(b) (Cost: $1,171)	56	1,205

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.1%

United States - 7.1%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $1,527,170) (d)	1,527,170	1,527,170

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $22,479,337)(e)		22,798,946
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (6.8)%		(1,460,570)

NET ASSETS - 100.0%		$21,338,376

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $1,626,388 and the total market value of the collateral held by the Fund was $1,710,776. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $183,606.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.1%

Australia - 5.0%
BHP Billiton Ltd.	11,778	$400,308
Rio Tinto Ltd.	6,034	368,057
Woodside Petroleum Ltd.	12,065	419,884

Total Australia		1,188,249

Brazil - 2.7%
Petroleo Brasileiro S.A.	15,200	103,019
Vale S.A.	36,100	546,416

Total Brazil		649,435

Canada - 10.5%
Agrium, Inc.	1,400	128,036
Cameco Corp.	6,320	131,099
Canadian Natural Resources Ltd.	3,900	131,921
Crescent Point Energy Corp.(a)	14,708	571,016
Encana Corp.(a)	17,313	312,530
First Quantum Minerals Ltd.	4,046	72,885
Husky Energy, Inc.	11,000	348,894
Imperial Oil Ltd.	2,286	101,208
Potash Corp. of Saskatchewan, Inc.	3,623	119,414
Silver Wheaton Corp.	6,192	125,006
Suncor Energy, Inc.	4,709	165,048
Teck Resources Ltd. Class B	10,943	284,776

Total Canada		2,491,833

China - 1.5%
China Shenhua Energy Co., Ltd. Class H	114,500	361,054

France - 2.8%
Technip S.A.	1,334	128,415
Total S.A.	8,883	545,062

Total France		673,477

Germany - 1.1%
K+S AG(a)	8,206	253,004

Hong Kong - 1.2%
CNOOC Ltd.	147,618	274,532

Indonesia - 0.1%
PT Charoen Pokphand Indonesia Tbk	121,000	33,556

Israel - 1.7%
Israel Chemicals Ltd.	47,918	399,386

Italy - 3.4%
ENI SpA	21,698	522,929
Saipem SpA	13,328	285,764

Total Italy		808,693

Japan - 1.4%
Inpex Corp.	10,800	138,513
Sumitomo Metal Mining Co., Ltd.	15,000	196,518

Total Japan		335,031

Malaysia - 2.4%
Felda Global Ventures Holdings Bhd	67,000	91,843
IOI Corp. Bhd	135,400	194,698
IOI Properties Group Sdn Bhd*	45,133	34,585
Kuala Lumpur Kepong Bhd	33,700	256,184

Total Malaysia		577,310

Mexico - 1.5%
Grupo Mexico S.A.B. de C.V. Series B	73,407	242,296
Industrias Penoles S.A.B de C.V.	4,485	111,012

Total Mexico		353,308

Netherlands - 1.5%
Fugro N.V.	5,778	344,865

Norway - 3.4%
Statoil ASA	17,464	423,153
Yara International ASA	8,640	371,699

Total Norway		794,852

Poland - 5.4%
KGHM Polska Miedz S.A.	32,607	1,275,125

Russia - 12.4%
Gazprom OAO ADR	54,918	469,622
Lukoil OAO ADR	6,220	388,439
MMC Norilsk Nickel OJSC ADR	44,927	746,687
NovaTek OAO Reg S GDR	1,276	174,684
Novolipetsk Steel OJSC Reg S GDR(a)	7,748	130,864
Phosagro OAO GDR	33,056	323,453
Rosneft Oil Co. Reg S GDR	63,507	483,606
Uralkali OJSC Reg S GDR	8,395	223,307

Total Russia		2,940,662

Singapore - 0.5%
Wilmar International Ltd.	45,000	121,891

South Africa - 5.0%
Assore Ltd.	3,573	116,195
Exxaro Resources Ltd.(a)	16,327	228,309
Impala Platinum Holdings Ltd.	6,864	80,608
Kumba Iron Ore Ltd.(a)	9,766	413,485
Sasol Ltd.	6,777	332,905

Total South Africa		1,171,502

South Korea - 0.6%
Korea Zinc Co., Ltd.*	462	139,211

Spain - 1.0%
Repsol S.A.	9,712	245,170

Switzerland - 1.2%
Syngenta AG	484	193,306
Transocean Ltd.*	1,727	84,355

Total Switzerland		277,661

Thailand - 2.2%
PTT Exploration & Production PCL	54,041	273,823
PTT PCL NVDR	27,900	242,830

Total Thailand		516,653

United Kingdom - 13.5%
Anglo American PLC	14,149	309,332
Antofagasta PLC	8,002	109,207
BG Group PLC	6,053	130,078
BHP Billiton PLC	11,748	363,663
BP PLC	58,090	469,560
Fresnillo PLC	17,042	210,423
Rio Tinto PLC	7,156	404,098
Royal Dutch Shell PLC Class A	12,093	433,228
Royal Dutch Shell PLC Class B	11,011	415,803
Tullow Oil PLC	6,017	85,206
Vedanta Resources PLC	17,841	275,841

Total United Kingdom		3,206,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Natural Resources Fund (GNAT)

December 31, 2013

Investments	Shares	Value
United States - 17.1%
Anadarko Petroleum Corp.	364	$28,872
Apache Corp.	785	67,463
Archer-Daniels-Midland Co.	5,167	224,248
Baker Hughes, Inc.	2,152	118,920
Cabot Oil & Gas Corp.	224	8,682
CF Industries Holdings, Inc.	353	82,263
Chesapeake Energy Corp.	5,774	156,706
Chevron Corp.	1,893	236,455
ConocoPhillips	5,322	375,999
Consol Energy, Inc.	3,510	133,520
Devon Energy Corp.	1,994	123,369
Diamond Offshore Drilling, Inc.	5,684	323,533
EOG Resources, Inc.	310	52,030
Exxon Mobil Corp.	2,227	225,372
Freeport-McMoRan Copper & Gold, Inc.	9,604	362,455
Halliburton Co.	1,824	92,568
Helmerich & Payne, Inc.	844	70,964
Ingredion, Inc.	1,797	123,023
Marathon Oil Corp.	4,122	145,507
Monsanto Co.	1,013	118,065
Mosaic Co. (The)	2,157	101,961
National Oilwell Varco, Inc.	981	78,019
Noble Energy, Inc.	1,054	71,788
Occidental Petroleum Corp.	2,147	204,180
Oceaneering International, Inc.	1,070	84,402
Peabody Energy Corp.	7,867	153,643
Pioneer Natural Resources Co.	20	3,681
Southern Copper Corp.	10,012	287,445

Total United States		4,055,133

TOTAL COMMON STOCKS (Cost: $25,920,545)		23,488,032

EXCHANGE-TRADED FUNDS & NOTES - 0.6%

United States - 0.6%
iPath MSCI India Index ETN*	2,173	123,774
WisdomTree Global Equity Income Fund(b)	426	20,380

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $133,385)		144,154

RIGHTS - 0.1%

Malaysia - 0.0%
IOI Corp. Bhd, expiring 2/28/14*	22,566	5,167

Spain - 0.1%
Repsol S.A., expiring 2/09/14*	9,712	6,638

TOTAL RIGHTS (Cost: $11,516)		11,805

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%

United States - 6.4%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $1,530,541)(d)	1,530,541	1,530,541

TOTAL INVESTMENTS IN SECURITIES - 106.2% (Cost: $27,595,987)(e)		25,174,532
Liabilities in Excess of Cash and Other Assets - (6.2)%		(1,472,580)

NET ASSETS - 100.0%		$23,701,952

ADR	- American Depositary Receipt
ETN	- Exchange Traded Note
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $1,457,071 and the total market value of the collateral held by the Fund was $1,530,541.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 98.5%

Australia - 2.5%
AGL Energy Ltd.	33,436	$449,600
Envestra Ltd.	270,954	276,346

Total Australia		725,946

Austria - 1.0%
Verbund AG	13,193	282,052

Brazil - 11.8%
Centrais Eletricas Brasileiras S.A.	245,800	611,570
Cia de Saneamento Basico do Estado de Sao Paulo	6,200	69,536
Cia de Saneamento de Minas Gerais-COPASA	12,100	190,789
CPFL Energia S.A.	41,000	331,754
EDP - Energias do Brasil S.A.	79,700	383,425
Equatorial Energia S.A.	6,700	65,743
Light S.A.	102,400	960,088
Tractebel Energia S.A.	30,500	464,626
Transmissora Alianca de Energia Eletrica S.A.	47,900	369,516

Total Brazil		3,447,047

Canada - 8.6%
Algonquin Power & Utilities Corp.	36,600	252,841
Atco Ltd. Class I	2,506	110,052
Canadian Utilities Ltd. Class A	4,986	167,389
Capital Power Corp.	16,651	333,803
Emera, Inc.	8,636	248,473
Fortis, Inc.	8,697	249,246
Northland Power, Inc.(a)	19,564	285,036
Superior Plus Corp.	29,400	341,732
TransAlta Corp.	43,092	546,711

Total Canada		2,535,283

Chile - 5.9%
AES Gener S.A.	274,772	152,088
Aguas Andinas S.A. Class A	564,350	364,505
Cia General de Electricidad S.A.	25,178	136,084
Colbun S.A.	83,093	18,965
E.CL S.A.	124,122	160,401
Empresa Nacional de Electricidad S.A.	91,681	136,491
Enersis S.A.	540,975	162,256
Gasco S.A.	18,639	193,325
Inversiones Aguas Metropolitanas S.A.	234,028	397,396

Total Chile		1,721,511

China - 0.8%
China Datang Corp. Renewable Power Co., Ltd. Class H	461,000	97,507
China Longyuan Power Group Corp. Class H	72,100	92,894
Huaneng Power International, Inc. Class H	60,640	54,823

Total China		245,224

Czech Republic - 1.8%
CEZ AS	20,091	522,891

Finland - 2.0%
Fortum Oyj	25,880	593,048

France - 11.1%
EDF S.A.	21,967	777,470
GDF Suez	33,351	785,618
Rubis	4,780	303,214
Suez Environnement Co.	36,801	660,496
Veolia Environnement S.A.	44,411	725,480

Total France		3,252,278

Germany - 4.3%
E.ON SE	36,089	667,112
RWE AG	16,375	600,313

Total Germany		1,267,425

Hong Kong - 4.8%
China Power International Development Ltd.(a)	823,000	292,953
China Resources Power Holdings Co., Ltd.	80,100	189,874
CLP Holdings Ltd.	36,322	287,156
Guangdong Investment Ltd.	264,600	258,671
Hong Kong & China Gas Co., Ltd.	52,280	119,883
Power Assets Holdings Ltd.	30,886	245,574

Total Hong Kong		1,394,111

Indonesia - 0.6%
PT Perusahaan Gas Negara Persero Tbk	508,500	186,979

Italy - 7.1%
A2A SpA	172,584	202,259
Edison SpA	18,860	25,403
Enel Green Power SpA	53,263	134,384
Enel SpA	113,462	496,239
Iren SpA	92,789	142,307
Snam SpA	106,395	596,104
Terna Rete Elettrica Nazionale SpA	98,734	494,135

Total Italy		2,090,831

Japan - 3.5%
Chugoku Electric Power Co., Inc. (The)	17,500	272,394
Electric Power Development Co., Ltd.	4,742	138,283
Hokuriku Electric Power Co.	17,300	234,880
Osaka Gas Co., Ltd.	37,000	145,388
Toho Gas Co., Ltd.	24,000	116,912
Tokyo Gas Co., Ltd.	25,000	123,210

Total Japan		1,031,067

Malaysia - 2.3%
Petronas Gas Bhd	26,300	194,952
Tenaga Nasional Bhd	84,000	291,839
YTL Corp. Bhd	398,060	196,873

Total Malaysia		683,664

New Zealand - 0.8%
Contact Energy Ltd.	56,598	238,971

Philippines - 2.2%
Aboitiz Power Corp.	445,500	341,283
Energy Development Corp.	720,600	86,538
Manila Electric Co.	25,760	145,683
Manila Water Co., Inc.	138,600	68,703

Total Philippines		642,207

Poland - 4.3%
Enea S.A.	40,461	182,363
PGE S.A.	134,255	724,344
Tauron Polska Energia S.A.	255,264	369,684

Total Poland		1,276,391

Portugal - 2.0%
EDP-Energias de Portugal S.A.	161,468	594,061

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

December 31, 2013

Investments	Shares	Value
Russia - 0.6%
Federal Hydrogenerating Co. JSC ADR	106,875	$184,466

South Korea - 1.0%
Korea Gas Corp.*	4,710	297,234

Spain - 6.1%
EDP Renovaveis S.A.	14,203	75,564
Enagas S.A.	15,770	412,766
Gas Natural SDG S.A.	18,545	477,733
Iberdrola S.A.	52,932	338,066
Red Electrica Corp. S.A.	7,091	473,896

Total Spain		1,778,025

Thailand - 3.6%
Electricity Generating PCL	59,546	221,984
Glow Energy PCL	102,000	218,837
Ratchaburi Electricity Generating Holding PCL	143,000	213,238
Ratchaburi Electricity Generating Holding PCL NVDR	30,452	45,409
Thai Tap Water Supply PCL	1,144,020	348,150

Total Thailand		1,047,618

United Kingdom - 9.8%
Centrica PLC	62,088	357,551
Drax Group PLC	40,725	539,943
National Grid PLC	36,969	482,491
Pennon Group PLC	32,858	358,362
Severn Trent PLC	11,628	328,364
SSE PLC	18,034	409,203
United Utilities Group PLC	34,603	384,845

Total United Kingdom		2,860,759

TOTAL COMMON STOCKS (Cost: $29,320,028)		28,899,089

EXCHANGE-TRADED FUNDS & NOTES - 1.1%

United States - 1.1%
iPath MSCI India Index ETN*	5,114	291,293
WisdomTree Global ex-U.S. Real Estate Fund(b)	627	17,255

TOTAL EXCHANGE-TRADED FUNDS & NOTES (Cost: $283,293)		308,548

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $942,082)(d)	942,082	942,082

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $30,545,403)(e)		30,149,719
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (2.8)%		(816,991)

NET ASSETS - 100.0%		$29,332,728

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $889,064 and the total market value of the collateral held by the Fund was $942,082.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 15.5%
Abacus Property Group	114,185	$237,001
Australand Property Group	190,292	655,442
BWP Trust	109,155	213,865
CFS Retail Property Trust	897,974	1,562,559
Charter Hall Group	61,381	200,438
Charter Hall Retail REIT	79,917	256,677
Commonwealth Property Office Fund	709,962	790,783
Cromwell Property Group	349,142	304,551
Dexus Property Group	1,238,105	1,113,208
Federation Centres Ltd.	317,088	663,817
Goodman Group	282,736	1,196,452
GPT Group	448,870	1,365,377
Investa Office Fund	148,144	414,841
Lend Lease Group	126,333	1,259,085
Mirvac Group(a)	685,445	1,030,232
Stockland	698,199	2,254,963
Westfield Group	473,285	4,272,351
Westfield Retail Trust	896,883	2,383,116

Total Australia		20,174,758

Belgium - 1.0%
Befimmo SCA Sicafi(a)	7,088	492,740
Cofinimmo	6,201	766,884

Total Belgium		1,259,624

Brazil - 1.2%
Aliansce Shopping Centers S.A.	13,400	103,940
BR Malls Participacoes S.A.	49,700	359,176
BR Properties S.A.	39,643	312,540
Iguatemi Empresa de Shopping Centers S.A.	11,400	107,754
JHSF Participacoes S.A.	71,400	128,924
LPS Brasil Consultoria de Imoveis S.A.	11,200	68,551
Multiplan Empreendimentos Imobiliarios S.A.	17,100	361,678
Sao Carlos Empreendimentos e Participacoes S.A.	7,500	117,654

Total Brazil		1,560,217

Canada - 9.8%
Allied Properties Real Estate Investment Trust	10,438	321,834
Artis Real Estate Investment Trust	34,660	484,751
Boardwalk Real Estate Investment Trust	7,339	413,402
Brookfield Asset Management, Inc. Class A	47,830	1,855,579
Brookfield Canada Office Properties	16,800	420,593
Brookfield Office Properties, Inc.	80,449	1,548,407
Calloway Real Estate Investment Trust	28,949	685,512
Canadian Apartment Properties REIT	19,736	394,720
Canadian Real Estate Investment Trust	14,024	572,443
Chartwell Retirement Residences	42,093	395,773
Cominar Real Estate Investment Trust	35,432	614,933
Dundee Real Estate Investment Trust	28,605	775,902
First Capital Realty, Inc.(a)	38,903	648,444
Granite Real Estate Investment Trust	8,551	311,136
H&R Real Estate Investment Trust	58,318	1,174,593
Morguard Real Estate Investment Trust	15,900	246,169
Northern Property Real Estate Investment Trust	8,300	216,777
RioCan Real Estate Investment Trust	70,970	1,654,519

Total Canada		12,735,487

Chile - 0.1%
Parque Arauco S.A.	93,155	171,147

China - 1.1%
Guangzhou R&F Properties Co., Ltd. Class H	946,800	1,384,712

Finland - 0.3%
Sponda Oyj	68,759	324,033

France - 9.6%
Fonciere des Regions	19,092	1,650,815
Gecina S.A.	14,220	1,881,654
ICADE	14,209	1,324,930
Klepierre	44,939	2,085,899
Mercialys S.A.	26,349	553,691
Unibail-Rodamco SE	19,441	4,989,399

Total France		12,486,388

Germany - 0.8%
Deutsche Euroshop AG	10,813	474,185
Deutsche Wohnen AG	16,529	319,663
Deutsche Wohnen AG*	12,895	239,788

Total Germany		1,033,636

Hong Kong - 25.2%
Champion Real Estate Investment Trust(a)	1,534,000	678,590
Cheung Kong Holdings Ltd.	306,238	4,834,246
China Overseas Grand Oceans Group Ltd.(a)	94,300	89,876
China Overseas Land & Investment Ltd.	676,049	1,900,741
China South City Holdings Ltd.	1,056,000	299,623
Franshion Properties China Ltd.(a)	1,034,000	360,058
Hang Lung Group Ltd.	112,649	568,784
Hang Lung Properties Ltd.	539,283	1,704,006
Henderson Land Development Co., Ltd.	251,852	1,437,298
Hui Xian Real Estate Investment Trust	1,285,634	819,017
Hysan Development Co., Ltd.	145,115	625,096
Kowloon Development Co., Ltd.	307,398	378,611
Link REIT (The)	389,946	1,890,952
New World Development Co., Ltd.	985,682	1,244,537
Regal Real Estate Investment Trust	508,000	146,102
Shenzhen Investment Ltd.(a)	934,000	351,737
Sino Land Co., Ltd.	1,061,735	1,451,477
Sino-Ocean Land Holdings Ltd.	1,308,200	858,776
Sun Hung Kai Properties Ltd.	381,871	4,843,722
Swire Pacific Ltd. Class A	141,459	1,658,375
Swire Pacific Ltd. Class B	558,298	1,260,063
Swire Properties Ltd.	589,200	1,489,385
Wharf Holdings Ltd.	315,872	2,415,761
Wheelock & Co., Ltd.	162,231	745,902
Yuexiu Property Co., Ltd.	1,948,000	479,856
Yuexiu Real Estate Investment Trust	439,000	214,015

Total Hong Kong		32,746,606

Indonesia - 0.1%
PT Bumi Serpong Damai	361,224	38,289
PT Ciputra Development Tbk	678,817	41,834
PT Lippo Karawaci Tbk	558,000	41,724
PT Summarecon Agung Tbk	739,000	47,364

Total Indonesia		169,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2013

Investments	Shares	Value
Israel - 0.7%
Azrieli Group	13,363	$444,278
Gazit-Globe Ltd.	31,995	430,195

Total Israel		874,473

Italy - 0.2%
Beni Stabili SpA(a)	298,924	201,832

Japan - 4.5%
Aeon Mall Co., Ltd.	10,230	287,224
Daito Trust Construction Co., Ltd.	14,000	1,309,357
Daiwa House Industry Co., Ltd.	59,000	1,142,334
Mitsubishi Estate Co., Ltd.	28,589	855,453
Mitsui Fudosan Co., Ltd.	28,308	1,019,417
Nomura Real Estate Holdings, Inc.	14,765	332,653
Sumitomo Real Estate Sales Co., Ltd.	5,160	158,082
Sumitomo Realty & Development Co., Ltd.	10,279	511,481
Tokyo Tatemono Co., Ltd.	12,000	133,352
Tokyu Fudosan Holdings Corp.*	16,568	156,057

Total Japan		5,905,410

Malaysia - 1.5%
CapitaMalls Malaysia Trust REIT	379,136	162,049
IGB Corp. Bhd	248,100	206,024
KLCC Property Holdings Bhd	189,947	339,243
Mah Sing Group Bhd	157,680	108,795
Pavilion Real Estate Investment Trust	603,100	235,679
SP Setia Bhd	439,300	403,692
Sunway Bhd	103,500	85,947
Sunway Real Estate Investment Trust	628,496	237,928
UOA Development Bhd	202,100	119,699

Total Malaysia		1,899,056

Mexico - 0.3%
Fibra Uno Administracion S.A. de CV	131,800	420,845

Netherlands - 2.1%
Corio N.V.	38,564	1,731,011
Eurocommercial Properties N.V.	14,277	607,108
Wereldhave N.V.	4,429	348,905

Total Netherlands		2,687,024

New Zealand - 0.1%
Goodman Property Trust	188,454	152,780

Philippines - 0.9%
Ayala Land, Inc.	675,100	376,471
Robinsons Land Corp.	460,500	207,099
SM Prime Holdings, Inc.	1,664,875	550,676

Total Philippines		1,134,246

Russia - 0.2%
LSR Group OJSC GDR	71,472	299,182

Singapore - 10.3%
Ascendas Real Estate Investment Trust	553,901	965,137
Ascott Residence Trust	246,000	234,777
CapitaCommercial Trust(a)	780,635	896,500
CapitaLand Ltd.	456,589	1,095,727
CapitaMall Trust	827,786	1,248,956
CapitaMalls Asia Ltd.	375,000	582,132
CDL Hospitality Trusts	328,432	426,603
City Developments Ltd.	48,103	365,744
Far East Hospitality Trust	175,000	116,426
Fortune Real Estate Investment Trust	520,000	418,481
Fragrance Group Ltd.	419,840	79,805
Frasers Centrepoint Trust	265,000	369,397
Global Logistic Properties Ltd.	180,000	412,007
GuocoLand Ltd.	183,000	327,562
Keppel Land Ltd.	279,168	738,493
Keppel REIT	722,000	677,626
Mapletree Commercial Trust	589,460	555,566
Mapletree Industrial Trust	547,569	578,968
Mapletree Logistics Trust	874,187	730,451
Parkway Life Real Estate Investment Trust	79,000	147,038
Singapore Land Ltd.	67,000	445,747
Starhill Global REIT	324,000	201,441
Suntec Real Estate Investment Trust	730,828	891,395
UOL Group Ltd.	107,000	524,576
Wheelock Properties Singapore Ltd.	237,000	318,165
Wing Tai Holdings Ltd.	79,000	122,949

Total Singapore		13,471,669

South Africa - 2.6%
Capital Property Fund	436,848	444,199
Growthpoint Properties Ltd.	493,475	1,143,962
Hyprop Investments Ltd.	58,405	426,589
Redefine Properties Ltd.	1,028,223	956,190
Resilient Property Income Fund Ltd.	84,787	449,283

Total South Africa		3,420,223

Sweden - 1.4%
Atrium Ljungberg AB Class B	11,489	157,418
Castellum AB	41,106	640,661
Fabege AB	41,625	497,743
Hufvudstaden AB Class A	36,362	487,744

Total Sweden		1,783,566

Switzerland - 1.4%
Allreal Holding AG*	2,455	340,915
PSP Swiss Property AG*	6,714	569,975
Swiss Prime Site AG*	12,468	968,027

Total Switzerland		1,878,917

Taiwan - 1.1%
Cathay Real Estate Development Co., Ltd.	282,000	177,885
Farglory Land Development Co., Ltd.	390,291	661,322
Highwealth Construction Corp.	201,800	426,574
Ruentex Development Co., Ltd.	116,782	226,483

Total Taiwan		1,492,264

Thailand - 1.1%
Bangkokland PCL NVDR	1,225,853	57,450
Central Pattana PCL NVDR	228,574	285,196
Hemaraj Land and Development PCL NVDR	1,760,100	157,477
Land and Houses PCL NVDR	1,158,159	315,445
LPN Development PCL NVDR	271,100	127,877
Pruksa Real Estate PCL NVDR	239,293	132,536
Quality Houses PCL NVDR	1,688,106	135,624
Sansiri PCL NVDR	2,105,451	114,691
Supalai PCL NVDR	350,321	155,651

Total Thailand		1,481,947

Turkey - 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	300,953	294,159
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	46,947	60,309

Total Turkey		354,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

December 31, 2013

Investments	Shares	Value
United Kingdom - 6.2%
British Land Co. PLC	185,498	$1,932,482
Derwent London PLC	9,486	391,994
Great Portland Estates PLC	33,210	329,474
Hammerson PLC	125,077	1,039,936
Intu Properties PLC	208,348	1,069,391
Land Securities Group PLC	121,481	1,938,589
Londonmetric Property PLC	147,083	336,907
Segro PLC	192,980	1,067,541

Total United Kingdom		8,106,314

TOTAL COMMON STOCKS (Cost: $120,648,180)		129,610,035

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.5%

United States - 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $1,986,982)(c)	1,986,982	1,986,982

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $122,635,162)(d)		131,597,017
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (1.1)%		(1,415,947)

NET ASSETS - 100.0%		$130,181,070

GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $1,825,816 and the total market value of the collateral held by the Fund was $1,986,982.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 100.6%
COMMON STOCKS - 99.9%

Aerospace & Defense - 2.8%
AAR Corp.	222	$6,218
Alliant Techsystems, Inc.	221	26,891
B/E Aerospace, Inc.*	190	16,536
Boeing Co. (The)	2,172	296,456
Cubic Corp.	116	6,109
Curtiss-Wright Corp.	145	9,023
Esterline Technologies Corp.*	112	11,420
Exelis, Inc.	1,188	22,643
GenCorp, Inc.*	446	8,037
General Dynamics Corp.	1,139	108,831
HEICO Corp.	77	4,462
Hexcel Corp.*	195	8,715
Honeywell International, Inc.	2,250	205,583
Huntington Ingalls Industries, Inc.	143	12,871
L-3 Communications Holdings, Inc.	460	49,156
Lockheed Martin Corp.	1,484	220,611
Moog, Inc. Class A*	151	10,259
National Presto Industries, Inc.*	39	3,140
Northrop Grumman Corp.	992	113,693
Orbital Sciences Corp.*	187	4,357
Precision Castparts Corp.	341	91,831
Raytheon Co.	1,463	132,694
Rockwell Collins, Inc.	478	35,334
Teledyne Technologies, Inc.*	112	10,288
Textron, Inc.	675	24,813
TransDigm Group, Inc.	73	11,755
Triumph Group, Inc.	247	18,789
United Technologies Corp.	2,681	305,098

Total Aerospace & Defense		1,775,613

Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc.*	138	5,679
C.H. Robinson Worldwide, Inc.	360	21,002
Expeditors International of Washington, Inc.	386	17,080
FedEx Corp.	680	97,764
Forward Air Corp.	91	3,996
HUB Group, Inc. Class A*	115	4,586
Park-Ohio Holdings Corp.*	135	7,074
United Parcel Service, Inc. Class B	2,046	214,994

Total Air Freight & Logistics		372,175

Airlines - 0.4%
Alaska Air Group, Inc.	334	24,505
Allegiant Travel Co.	72	7,592
American Airlines Group, Inc.*(a)	1,320	33,330
Delta Air Lines, Inc.	4,314	118,506
Hawaiian Holdings, Inc.*	538	5,181
JetBlue Airways Corp.*	883	7,550
SkyWest, Inc.	282	4,182
Southwest Airlines Co.	1,798	33,874
Spirit Airlines, Inc.*	197	8,946

Total Airlines		243,666

Auto Components - 0.5%
Allison Transmission Holdings, Inc.	239	6,599
American Axle & Manufacturing Holdings, Inc.*	768	15,706
BorgWarner, Inc.	674	37,683
Cooper Tire & Rubber Co.	656	15,770
Dana Holding Corp.	107	2,099
Dorman Products, Inc.*	116	6,504
Gentex Corp.	336	11,085
Goodyear Tire & Rubber Co. (The)	950	22,657
Johnson Controls, Inc.	1,404	72,025
Lear Corp.	725	58,703
Standard Motor Products, Inc.	152	5,594
Superior Industries International, Inc.	139	2,868
Tenneco, Inc.*	223	12,615
TRW Automotive Holdings Corp.*	774	57,578
Visteon Corp.*	80	6,551

Total Auto Components		334,037

Automobiles - 0.6%
Ford Motor Co.	20,404	314,834
Harley-Davidson, Inc.	583	40,367
Thor Industries, Inc.	174	9,610
Winnebago Industries, Inc.*	169	4,639

Total Automobiles		369,450

Beverages - 1.9%
Beam, Inc.	287	19,533
Boston Beer Co., Inc. (The) Class A*	20	4,836
Brown-Forman Corp. Class B	465	35,140
Coca-Cola Bottling Co. Consolidated	55	4,025
Coca-Cola Co. (The)	11,871	490,391
Coca-Cola Enterprises, Inc.	1,000	44,130
Constellation Brands, Inc. Class A*	1,571	110,567
Dr. Pepper Snapple Group, Inc.	730	35,566
Molson Coors Brewing Co. Class B	690	38,744
Monster Beverage Corp.*	282	19,111
National Beverage Corp.*	178	3,588
PepsiCo, Inc.	4,769	395,541

Total Beverages		1,201,172

Biotechnology - 1.3%
Acorda Therapeutics, Inc.*	150	4,380
Alexion Pharmaceuticals, Inc.*	125	16,633
Amgen, Inc.	2,495	284,829
Biogen Idec, Inc.*	374	104,627
Celgene Corp.*	576	97,321
Cubist Pharmaceuticals, Inc.*	104	7,162
Emergent Biosolutions, Inc.*	119	2,736
Gilead Sciences, Inc.*	2,551	191,708
Myriad Genetics, Inc.*(a)	364	7,637
PDL BioPharma, Inc.(a)	1,580	13,335
Regeneron Pharmaceuticals, Inc.*	143	39,359
United Therapeutics Corp.*	217	24,538

Total Biotechnology		794,265

Building Products - 0.1%
A.O. Smith Corp.	156	8,414
American Woodmark Corp.*	75	2,965
Armstrong World Industries, Inc.*	129	7,432
Lennox International, Inc.	115	9,782
Masco Corp.	327	7,446
Owens Corning*	165	6,719
Simpson Manufacturing Co., Inc.	114	4,187

Total Building Products		46,945

Capital Markets - 2.7%
Affiliated Managers Group, Inc.*	74	16,049
American Capital Ltd.*	2,290	35,816
Ameriprise Financial, Inc.	619	71,216
Arlington Asset Investment Corp. Class A	627	16,546

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Bank of New York Mellon Corp. (The)	3,813	$133,226
BlackRock, Inc.	568	179,755
Calamos Asset Management, Inc. Class A	167	1,977
Charles Schwab Corp. (The)	2,098	54,548
Cohen & Steers, Inc.(a)	82	3,285
Eaton Vance Corp.	359	15,362
Federated Investors, Inc. Class B(a)	397	11,434
Financial Engines, Inc.	98	6,809
Franklin Resources, Inc.	2,223	128,334
FXCM, Inc. Class A	152	2,712
GAMCO Investors, Inc. Class A	109	9,480
Goldman Sachs Group, Inc. (The)	2,599	460,699
Greenhill & Co., Inc.	60	3,476
HFF, Inc. Class A*	178	4,779
INTL FCStone, Inc.*	151	2,799
Investment Technology Group, Inc.*	90	1,850
Janus Capital Group, Inc.	784	9,698
Legg Mason, Inc.	336	14,609
LPL Financial Holdings, Inc.	233	10,958
Morgan Stanley	5,711	179,097
Northern Trust Corp.	653	40,414
Raymond James Financial, Inc.	383	19,989
SEI Investments Co.	443	15,385
State Street Corp.	1,745	128,066
Stifel Financial Corp.*	153	7,332
T. Rowe Price Group, Inc.	646	54,115
TD Ameritrade Holding Corp.	1,287	39,434
Virtus Investment Partners, Inc.*	54	10,803
Waddell & Reed Financial, Inc. Class A	234	15,238
Walter Investment Management Corp.*	228	8,062

Total Capital Markets		1,713,352

Chemicals - 2.3%
A. Schulman, Inc.	98	3,456
Air Products & Chemicals, Inc.	544	60,808
Airgas, Inc.	175	19,574
Albemarle Corp.	281	17,813
Ashland, Inc.	453	43,959
Axiall Corp.	183	8,682
Balchem Corp.	71	4,168
Cabot Corp.	185	9,509
Calgon Carbon Corp.*	267	5,492
Celanese Corp. Series A	652	36,062
CF Industries Holdings, Inc.	445	103,703
Cytec Industries, Inc.	95	8,850
Dow Chemical Co. (The)	3,836	170,318
E.I. du Pont de Nemours & Co.	2,690	174,769
Eastman Chemical Co.	650	52,455
Ecolab, Inc.	419	43,689
Flotek Industries, Inc.*	362	7,265
FMC Corp.	314	23,694
H.B. Fuller Co.	141	7,338
Huntsman Corp.	523	12,866
Innophos Holdings, Inc.	51	2,479
Innospec, Inc.	140	6,471
International Flavors & Fragrances, Inc.	197	16,938
Intrepid Potash, Inc.*(a)	154	2,439
Koppers Holdings, Inc.	154	7,046
Landec Corp.*	139	1,685
LSB Industries, Inc.*	102	4,184
Minerals Technologies, Inc.	106	6,367
Monsanto Co.	1,225	142,774
Mosaic Co. (The)	1,816	85,842
NewMarket Corp.	43	14,368
Olin Corp.(a)	352	10,155
Omnova Solutions, Inc.*	399	3,635
PolyOne Corp.	240	8,484
PPG Industries, Inc.	341	64,674
Praxair, Inc.	774	100,643
Quaker Chemical Corp.	55	4,239
Rockwood Holdings, Inc.	196	14,096
RPM International, Inc.	406	16,853
Scotts Miracle-Gro Co. (The) Class A	148	9,209
Sensient Technologies Corp.	156	7,569
Sherwin-Williams Co. (The)	200	36,700
Sigma-Aldrich Corp.	300	28,203
Stepan Co.	114	7,482
Valspar Corp.	239	17,038
W.R. Grace & Co.*	235	23,235
Westlake Chemical Corp.	212	25,879
Zoltek Cos., Inc.*	252	4,221

Total Chemicals		1,487,378

Commercial Banks - 4.7%
1st Source Corp.	118	3,769
Associated Banc-Corp.	570	9,918
BancFirst Corp.	59	3,308
BancorpSouth, Inc.	265	6,736
Bank of Hawaii Corp.	175	10,350
Bank of the Ozarks, Inc.	178	10,073
Banner Corp.	89	3,989
BB&T Corp.	2,821	105,280
BBCN Bancorp, Inc.	273	4,529
BOK Financial Corp.	290	19,233
Boston Private Financial Holdings, Inc.	331	4,177
Camden National Corp.	89	3,758
CapitalSource, Inc.	1,085	15,591
Cardinal Financial Corp.	415	7,470
Cathay General Bancorp	228	6,094
Central Pacific Financial Corp.	303	6,084
Chemical Financial Corp.	111	3,515
CIT Group, Inc.	664	34,614
City Holding Co.	88	4,077
City National Corp.	181	14,339
CoBiz Financial, Inc.	391	4,676
Columbia Banking System, Inc.	148	4,072
Comerica, Inc.	773	36,748
Commerce Bancshares, Inc.	342	15,359
Community Bank System, Inc.	131	5,198
Community Trust Bancorp, Inc.	89	4,019
Cullen/Frost Bankers, Inc.	222	16,524
Customers Bancorp, Inc.*	194	3,969
CVB Financial Corp.	341	5,821
East West Bancorp, Inc.	578	20,213
Fifth Third Bancorp	4,653	97,853
First Citizens BancShares, Inc. Class A	34	7,569
First Commonwealth Financial Corp.	419	3,696
First Financial Bancorp	196	3,416
First Financial Bankshares, Inc.(a)	101	6,698
First Financial Holdings, Inc.	93	6,185
First Interstate BancSystem, Inc.	184	5,220
First Midwest Bancorp, Inc.	169	2,963
First Niagara Financial Group, Inc.	952	10,110
First Republic Bank	513	26,856

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
FirstMerit Corp.	432	$9,603
FNB Corp.	297	3,748
Fulton Financial Corp.	876	11,458
Glacier Bancorp, Inc.	203	6,047
Great Southern Bancorp, Inc.	104	3,163
Hancock Holding Co.	170	6,236
Hanmi Financial Corp.	315	6,895
Home BancShares, Inc.	190	7,097
Huntington Bancshares, Inc.	4,234	40,858
Iberiabank Corp.	95	5,971
Independent Bank Corp.	79	3,096
International Bancshares Corp.	362	9,553
Investors Bancorp, Inc.	240	6,139
KeyCorp	4,152	55,720
Lakeland Financial Corp.	113	4,407
M&T Bank Corp.	523	60,888
MB Financial, Inc.	226	7,252
National Penn Bancshares, Inc.	356	4,034
NBT Bancorp, Inc.	126	3,263
OFG Bancorp(a)	300	5,202
Old National Bancorp	246	3,781
PacWest Bancorp	109	4,602
Park National Corp.(a)	57	4,849
Pinnacle Financial Partners, Inc.	136	4,424
PNC Financial Services Group, Inc.	2,646	205,277
Popular, Inc.*	806	23,156
PrivateBancorp, Inc.	183	5,294
Prosperity Bancshares, Inc.	219	13,882
Regions Financial Corp.	6,601	65,284
Republic Bancorp, Inc. Class A	228	5,595
S&T Bancorp, Inc.	97	2,455
Seacoast Banking Corp. of Florida*	170	2,074
Signature Bank*	136	14,609
Simmons First National Corp. Class A	98	3,641
Southside Bancshares, Inc.	146	3,992
Sterling Bancorp	355	4,746
SunTrust Banks, Inc.	2,199	80,945
Susquehanna Bancshares, Inc.	449	5,765
SVB Financial Group*	170	17,826
Synovus Financial Corp.	5,321	19,156
Taylor Capital Group, Inc.*	261	6,937
Texas Capital Bancshares, Inc.*	95	5,909
Tompkins Financial Corp.	79	4,060
Trustmark Corp.	204	5,475
U.S. Bancorp	8,069	325,988
UMB Financial Corp.	179	11,506
Umpqua Holdings Corp.	248	4,747
Union First Market Bankshares Corp.	346	8,584
United Bankshares, Inc.(a)	132	4,151
United Community Banks, Inc.*	606	10,757
Valley National Bancorp	525	5,313
Webster Financial Corp.	404	12,597
Wells Fargo & Co.	26,850	1,218,990
WesBanco, Inc.	118	3,776
Westamerica Bancorp.	75	4,235
Western Alliance Bancorp*	233	5,559
Wilshire Bancorp, Inc.	719	7,859
Wintrust Financial Corp.	115	5,304
Zions Bancorp.	534	15,999

Total Commercial Banks		2,983,798

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	172	4,917
ACCO Brands Corp.*	916	6,156
ADT Corp. (The)	380	15,379
Avery Dennison Corp.	250	12,547
Brink’s Co. (The)	207	7,067
Cintas Corp.	332	19,784
Clean Harbors, Inc.*	115	6,895
Consolidated Graphics, Inc.*	59	3,979
Copart, Inc.*	338	12,388
Corrections Corp. of America	411	13,181
Covanta Holding Corp.	290	5,147
Deluxe Corp.	294	15,344
Ennis, Inc.	232	4,106
Geo Group, Inc. (The)	131	4,221
Herman Miller, Inc.	176	5,196
HNI Corp.	117	4,543
Iron Mountain, Inc.	237	7,193
KAR Auction Services, Inc.	169	4,994
Knoll, Inc.	232	4,248
McGrath Rentcorp	62	2,468
Mine Safety Appliances Co.	126	6,452
Mobile Mini, Inc.*	111	4,571
Pitney Bowes, Inc.	1,036	24,139
Portfolio Recovery Associates, Inc.*	156	8,243
Republic Services, Inc.	822	27,290
Rollins, Inc.	214	6,482
Steelcase, Inc. Class A	277	4,393
Stericycle, Inc.*	128	14,870
SYKES Enterprises, Inc.*	202	4,406
Tetra Tech, Inc.*	152	4,253
UniFirst Corp.	101	10,807
United Stationers, Inc.	187	8,581
Waste Connections, Inc.	249	10,864
Waste Management, Inc.	1,168	52,408

Total Commercial Services & Supplies		347,512

Communications Equipment - 1.9%
ADTRAN, Inc.	271	7,320
Anaren, Inc.*	141	3,947
Black Box Corp.	93	2,771
Brocade Communications Systems, Inc.*	1,286	11,407
Cisco Systems, Inc.	27,380	614,681
Comtech Telecommunications Corp.	89	2,805
EchoStar Corp. Class A*	223	11,088
F5 Networks, Inc.*	163	14,810
Finisar Corp.*	115	2,751
Harris Corp.	431	30,088
Ixia*	156	2,076
Juniper Networks, Inc.*	890	20,087
Loral Space & Communications, Inc.*	72	5,831
Motorola Solutions, Inc.	757	51,097
NETGEAR, Inc.*	96	3,162
Plantronics, Inc.	139	6,457
QUALCOMM, Inc.	5,326	395,455
Ubiquiti Networks, Inc.*	231	10,617

Total Communications Equipment		1,196,450

Computers & Peripherals - 4.6%
3D Systems Corp.*(a)	23	2,138
Apple, Inc.	3,921	2,200,112
Electronics For Imaging, Inc.*	136	5,267
EMC Corp.	6,629	166,719
Hewlett-Packard Co.	11,483	321,294
Lexmark International, Inc. Class A	356	12,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
NCR Corp.*	647	$22,037
NetApp, Inc.	745	30,649
QLogic Corp.*	432	5,111
SanDisk Corp.	740	52,200
Synaptics, Inc.*(a)	130	6,735
Western Digital Corp.	1,152	96,653

Total Computers & Peripherals		2,921,560

Construction & Engineering - 0.3%
AECOM Technology Corp.*	490	14,421
Aegion Corp.*	268	5,866
Comfort Systems USA, Inc.	139	2,695
EMCOR Group, Inc.	195	8,276
Fluor Corp.	542	43,517
Jacobs Engineering Group, Inc.*	424	26,708
KBR, Inc.	639	20,378
MasTec, Inc.*	326	10,667
Pike Corp.*	319	3,372
Primoris Services Corp.	174	5,417
Quanta Services, Inc.*	624	19,693
Tutor Perini Corp.*	207	5,444
URS Corp.	375	19,871

Total Construction & Engineering		186,325

Construction Materials - 0.0%
Eagle Materials, Inc.	60	4,646
Martin Marietta Materials, Inc.	44	4,397

Total Construction Materials		9,043

Consumer Finance - 1.4%
American Express Co.	3,287	298,229
Capital One Financial Corp.	3,274	250,821
Cash America International, Inc.	213	8,158
Credit Acceptance Corp.*	113	14,689
Discover Financial Services	2,642	147,820
Encore Capital Group, Inc.*(a)	127	6,383
EZCORP, Inc. Class A*	535	6,254
First Cash Financial Services, Inc.*	81	5,009
Green Dot Corp. Class A*	266	6,690
Nelnet, Inc. Class A	428	18,036
Regional Management Corp.*	133	4,513
SLM Corp.	3,231	84,911
World Acceptance Corp.*	78	6,827

Total Consumer Finance		858,340

Containers & Packaging - 0.3%
Aptargroup, Inc.	169	11,460
Ball Corp.	491	25,365
Bemis Co., Inc.	245	10,035
Crown Holdings, Inc.*	553	24,647
Graphic Packaging Holding Co.*	1,627	15,619
Greif, Inc. Class A	207	10,847
Owens-Illinois, Inc.*	415	14,849
Packaging Corp. of America	233	14,744
Rock-Tenn Co. Class A	351	36,859
Silgan Holdings, Inc.	205	9,844
Sonoco Products Co.	299	12,474

Total Containers & Packaging		186,743

Distributors - 0.1%
Core-Mark Holding Co., Inc.	59	4,480
Genuine Parts Co.	439	36,520
LKQ Corp.*	490	16,121
Pool Corp.	122	7,093
VOXX International Corp.*	263	4,392

Total Distributors		68,606

Diversified Consumer Services - 0.2%
Apollo Education Group, Inc. Class A*	687	18,769
Bridgepoint Education, Inc.*	543	9,617
Capella Education Co.	75	4,983
DeVry Education Group, Inc.	330	11,715
Graham Holdings Co. Class B*	23	15,256
Grand Canyon Education, Inc.*	203	8,851
H&R Block, Inc.	952	27,646
Hillenbrand, Inc.	260	7,649
Mac-Gray Corp.	154	3,269
Matthews International Corp. Class A	92	3,920
Outerwall, Inc.*(a)	150	10,090
Service Corp. International	308	5,584
Sotheby’s	178	9,470
Strayer Education, Inc.*(a)	118	4,067
Weight Watchers International, Inc.(a)	407	13,403

Total Diversified Consumer Services		154,289

Diversified Financial Services - 4.7%
Bank of America Corp.	36,673	570,999
CBOE Holdings, Inc.	199	10,340
Citigroup, Inc.	13,457	701,244
CME Group, Inc.	728	57,119
Interactive Brokers Group, Inc. Class A	219	5,331
IntercontinentalExchange Group, Inc.	181	40,711
JPMorgan Chase & Co.	23,696	1,385,742
Leucadia National Corp.	1,091	30,919
MarketAxess Holdings, Inc.	82	5,483
Moody’s Corp.	647	50,770
MSCI, Inc. Class A*	307	13,422
NASDAQ OMX Group, Inc. (The)	584	23,243
PHH Corp.*	243	5,917

Total Diversified Financial Services		2,901,240

Diversified Telecommunication Services - 1.8%
8x8, Inc.*	458	4,653
AT&T, Inc.	20,362	715,928
Atlantic Tele-Network, Inc.	73	4,130
CenturyLink, Inc.	1,710	54,463
Frontier Communications Corp.(a)	1,286	5,980
Iridium Communications, Inc.*(a)	743	4,651
tw telecom, Inc.*	253	7,709
Verizon Communications, Inc.	7,357	361,523
Windstream Holdings, Inc.(a)	820	6,544

Total Diversified Telecommunication Services		1,165,581

Electric Utilities - 1.5%
ALLETE, Inc.	130	6,484
American Electric Power Co., Inc.	1,406	65,716
Cleco Corp.	253	11,795
Duke Energy Corp.	1,936	133,603
Edison International	1,269	58,755
El Paso Electric Co.	153	5,372
Empire District Electric Co. (The)	591	13,410
Entergy Corp.	743	47,010
Exelon Corp.	3,961	108,492
FirstEnergy Corp.	1,299	42,841
Great Plains Energy, Inc.	570	13,817
Hawaiian Electric Industries, Inc.	242	6,306
IDACORP, Inc.	151	7,828

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
ITC Holdings Corp.	109	$10,444
MGE Energy, Inc.	95	5,500
NextEra Energy, Inc.	1,137	97,350
Northeast Utilities	1,190	50,444
Pepco Holdings, Inc.	605	11,574
Pinnacle West Capital Corp.	409	21,644
PNM Resources, Inc.	257	6,199
Portland General Electric Co.	259	7,822
PPL Corp.	3,362	101,163
Southern Co. (The)	2,394	98,417
UIL Holdings Corp.	97	3,759
UNS Energy Corp.	166	9,935
Westar Energy, Inc.	505	16,246

Total Electric Utilities		961,926

Electrical Equipment - 0.6%
Acuity Brands, Inc.	99	10,823
AMETEK, Inc.	514	27,072
AZZ, Inc.	74	3,616
Babcock & Wilcox Co. (The)	379	12,958
Belden, Inc.	127	8,947
Emerson Electric Co.	2,118	148,641
EnerSys	198	13,878
Franklin Electric Co., Inc.	120	5,357
Generac Holdings, Inc.	294	16,652
Global Power Equipment Group, Inc.	114	2,231
GrafTech International Ltd.*	674	7,569
Hubbell, Inc. Class B	184	20,038
II-VI, Inc.*	328	5,773
Polypore International, Inc.*(a)	78	3,034
Powell Industries, Inc.	62	4,153
Regal-Beloit Corp.	156	11,500
Rockwell Automation, Inc.	371	43,837
Roper Industries, Inc.	216	29,955

Total Electrical Equipment		376,034

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	420	37,456
Anixter International, Inc.	129	11,589
Arrow Electronics, Inc.*	573	31,085
Audience, Inc.*	170	1,979
Avnet, Inc.	693	30,568
Benchmark Electronics, Inc.*	305	7,039
Cognex Corp.*	166	6,338
Coherent, Inc.*	72	5,356
Corning, Inc.	6,463	115,171
Dolby Laboratories, Inc. Class A*(a)	470	18,123
FEI Co.	100	8,936
FLIR Systems, Inc.	437	13,154
Ingram Micro, Inc. Class A*	861	20,199
Insight Enterprises, Inc.*	390	8,857
InvenSense, Inc.*(a)	225	4,676
IPG Photonics Corp.*(a)	115	8,925
Itron, Inc.*	91	3,770
Jabil Circuit, Inc.	1,260	21,974
Littelfuse, Inc.	101	9,386
MTS Systems Corp.	111	7,909
National Instruments Corp.	207	6,628
OSI Systems, Inc.*	43	2,284
PC Connection, Inc.	305	7,579
Plexus Corp.*	232	10,043
Rofin-Sinar Technologies, Inc.*	152	4,107
Rogers Corp.*	75	4,613
Sanmina Corp.*	567	9,469
Scansource, Inc.*	168	7,128
SYNNEX Corp.*	189	12,739
Tech Data Corp.*	209	10,784
Trimble Navigation Ltd.*	298	10,341
Vishay Intertechnology, Inc.*	874	11,589

Total Electronic Equipment, Instruments & Components		469,794

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.*	312	16,658
Baker Hughes, Inc.	1,186	65,538
Bristow Group, Inc.	138	10,358
C&J Energy Services, Inc.*(a)	435	10,049
Cameron International Corp.*	634	37,742
CARBO Ceramics, Inc.(a)	51	5,943
Diamond Offshore Drilling, Inc.	555	31,591
Dresser-Rand Group, Inc.*	143	8,527
Dril-Quip, Inc.*	69	7,585
Era Group, Inc.*	33	1,018
FMC Technologies, Inc.*	464	24,225
Forum Energy Technologies, Inc.*	219	6,189
Gulfmark Offshore, Inc. Class A	79	3,723
Halliburton Co.	3,042	154,382
Helmerich & Payne, Inc.	443	37,247
Hornbeck Offshore Services, Inc.*	70	3,446
Key Energy Services, Inc.*	835	6,597
National Oilwell Varco, Inc.	1,701	135,281
Newpark Resources*	366	4,498
Oceaneering International, Inc.	230	18,142
Oil States International, Inc.*	248	25,227
Patterson-UTI Energy, Inc.	635	16,078
RPC, Inc.(a)	981	17,511
Superior Energy Services, Inc.*	690	18,361
Tidewater, Inc.	97	5,749
Unit Corp.*	148	7,640

Total Energy Equipment & Services		679,305

Entertainment - 0.0%
Carmike Cinemas, Inc.*	118	3,285

Food & Staples Retailing - 2.8%
Andersons, Inc. (The)	91	8,114
Casey’s General Stores, Inc.	102	7,165
Costco Wholesale Corp.	958	114,012
CVS Caremark Corp.	3,717	266,026
Fresh Market, Inc. (The)*	50	2,025
Harris Teeter Supermarkets, Inc.	146	7,205
Ingles Markets, Inc. Class A	166	4,499
Kroger Co. (The)	1,883	74,435
PriceSmart, Inc.	70	8,088
Rite Aid Corp.*	1,751	8,860
Roundy’s, Inc.	527	5,196
Safeway, Inc.	597	19,444
Spartan Stores, Inc.	71	1,724
Susser Holdings Corp.*	74	4,846
Sysco Corp.	1,766	63,753
United Natural Foods, Inc.*	131	9,876
Walgreen Co.	2,504	143,830
Wal-Mart Stores, Inc.	12,833	1,009,829
Weis Markets, Inc.	74	3,889
Whole Foods Market, Inc.	500	28,915

Total Food & Staples Retailing		1,791,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,872	$81,245
B&G Foods, Inc.	100	3,391
Cal-Maine Foods, Inc.	110	6,625
Campbell Soup Co.	1,016	43,973
ConAgra Foods, Inc.	1,354	45,630
Darling International, Inc.*	444	9,271
Dean Foods Co.*	469	8,062
Flowers Foods, Inc.	462	9,919
General Mills, Inc.	1,918	95,727
Green Mountain Coffee Roasters, Inc.*(a)	354	26,755
Hain Celestial Group, Inc. (The)*	64	5,810
Hershey Co. (The)	438	42,587
Hillshire Brands Co.	202	6,755
Hormel Foods Corp.	736	33,245
Ingredion, Inc.	337	23,071
J&J Snack Foods Corp.	41	3,632
J.M. Smucker Co. (The)	291	30,153
Kellogg Co.	1,001	61,131
Kraft Foods Group, Inc.	1,835	98,943
Lancaster Colony Corp.	99	8,727
McCormick & Co., Inc.	308	21,227
Mead Johnson Nutrition Co.	421	35,263
Mondelez International, Inc. Class A	4,581	161,709
Pilgrim’s Pride Corp.*	1,033	16,786
Seneca Foods Corp. Class A*	83	2,647
Snyder’s-Lance, Inc.	132	3,791
Tootsie Roll Industries, Inc.	106	3,449
TreeHouse Foods, Inc.*	81	5,583
Tyson Foods, Inc. Class A	1,415	47,346
WhiteWave Foods Co. Class A*	176	4,038

Total Food Products		946,491

Forest Products&Paper - 0.0%
Louisiana-Pacific Corp.*	586	10,847

Gas Utilities - 0.2%
AGL Resources, Inc.	282	13,319
Atmos Energy Corp.	317	14,398
Laclede Group, Inc. (The)	74	3,370
National Fuel Gas Co.	187	13,352
New Jersey Resources Corp.	100	4,624
Northwest Natural Gas Co.	82	3,511
ONEOK, Inc.	356	22,136
Piedmont Natural Gas Co., Inc.	185	6,134
Questar Corp.	527	12,116
South Jersey Industries, Inc.	110	6,156
Southwest Gas Corp.	145	8,107
UGI Corp.	297	12,314
WGL Holdings, Inc.	157	6,289

Total Gas Utilities		125,826

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc.*	80	4,572
Baxter International, Inc.	1,915	133,188
Becton Dickinson and Co.	716	79,111
Boston Scientific Corp.*	2,105	25,302
C.R. Bard, Inc.	239	32,012
CareFusion Corp.*	628	25,007
CONMED Corp.	114	4,845
Cooper Cos., Inc. (The)	121	14,985
Cyberonics, Inc.*	83	5,437
DENTSPLY International, Inc.	304	14,738
Edwards Lifesciences Corp.*	250	16,440
Globus Medical, Inc. Class A*	196	3,955
Greatbatch, Inc.*	95	4,203
Haemonetics Corp.*	110	4,634
Hill-Rom Holdings, Inc.	172	7,111
IDEXX Laboratories, Inc.*	99	10,531
Intuitive Surgical, Inc.*	91	34,951
Masimo Corp.*	147	4,297
Medtronic, Inc.	3,749	215,155
PhotoMedex, Inc.*(a)	177	2,292
ResMed, Inc.(a)	287	13,512
Sirona Dental Systems, Inc.*	102	7,160
St. Jude Medical, Inc.	861	53,339
STERIS Corp.	189	9,081
Stryker Corp.	842	63,268
Teleflex, Inc.	101	9,480
Thoratec Corp.*	81	2,965
Varian Medical Systems, Inc.*	278	21,598
West Pharmaceutical Services, Inc.	184	9,027
Zimmer Holdings, Inc.	607	56,566

Total Health Care Equipment & Supplies		888,762

Health Care Providers & Services - 2.4%
Accretive Health, Inc.*	355	3,252
Aetna, Inc.	1,522	104,394
Air Methods Corp.*(a)	105	6,125
Amedisys, Inc.*	264	3,862
AmerisourceBergen Corp.	408	28,686
Amsurg Corp.*	127	5,832
Cardinal Health, Inc.	1,044	69,750
Centene Corp.*	56	3,301
Chemed Corp.(a)	93	7,126
Cigna Corp.	978	85,555
Community Health Systems, Inc.*	395	15,512
DaVita HealthCare Partners, Inc.*	648	41,064
Ensign Group, Inc. (The)	127	5,622
Express Scripts Holding Co.*	1,610	113,086
Five Star Quality Care, Inc.*	1,301	7,142
Hanger, Inc.*	118	4,642
HCA Holdings, Inc.*	2,145	102,338
Health Net, Inc.*	162	4,807
HealthSouth Corp.	410	13,661
Henry Schein, Inc.*	263	30,050
Humana, Inc.	808	83,402
Laboratory Corp. of America Holdings*	328	29,969
Landauer, Inc.	21	1,105
LifePoint Hospitals, Inc.*	187	9,881
Magellan Health Services, Inc.*	119	7,129
McKesson Corp.	602	97,163
Mednax, Inc.*	336	17,936
Molina Healthcare, Inc.*	87	3,023
MWI Veterinary Supply, Inc.*	35	5,971
National Healthcare Corp.	38	2,049
Omnicare, Inc.	219	13,219
Owens & Minor, Inc.	174	6,361
Patterson Cos., Inc.	394	16,233
Quest Diagnostics, Inc.	539	28,858
Select Medical Holdings Corp.	653	7,581
Team Health Holdings, Inc.*	134	6,104
Triple-S Management Corp. Class B*	208	4,044
UnitedHealth Group, Inc.	4,310	324,543

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Universal American Corp.	553	$4,037
Universal Health Services, Inc. Class B	380	30,879
VCA Antech, Inc.*	261	8,185
WellCare Health Plans, Inc.*	235	16,549
WellPoint, Inc.	1,760	162,606

Total Health Care Providers & Services		1,542,634

Health Care Technology - 0.1%
Cerner Corp.*	466	25,975
Medidata Solutions, Inc.*	118	7,147

Total Health Care Technology		33,122

Home Builders - 0.0%
M/I Homes, Inc.*	296	7,533
Ryland Group, Inc. (The)	380	16,496

Total Home Builders		24,029

Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc.*	131	10,277
Bob Evans Farms, Inc.	138	6,981
Bravo Brio Restaurant Group, Inc.*	168	2,733
Brinker International, Inc.	300	13,902
Buffalo Wild Wings, Inc.*	36	5,299
Burger King Worldwide, Inc.	246	5,624
CEC Entertainment, Inc.	118	5,225
Cheesecake Factory, Inc. (The)	98	4,731
Chipotle Mexican Grill, Inc.*	44	23,442
Choice Hotels International, Inc.	153	7,514
Churchill Downs, Inc.	45	4,034
Cracker Barrel Old Country Store, Inc.	131	14,419
Darden Restaurants, Inc.	466	25,336
DineEquity, Inc.	56	4,679
Domino’s Pizza, Inc.	140	9,751
Dunkin’ Brands Group, Inc.	134	6,459
Einstein Noah Restaurant Group, Inc.	119	1,726
Hyatt Hotels Corp. Class A*	164	8,111
International Game Technology	742	13,475
International Speedway Corp. Class A	168	5,962
Interval Leisure Group, Inc.	172	5,315
Jack In The Box, Inc.*	119	5,952
Krispy Kreme Doughnuts, Inc.*	392	7,562
Las Vegas Sands Corp.	1,564	123,353
Life Time Fitness, Inc.*	110	5,170
Marriott International, Inc. Class A	749	36,971
McDonald’s Corp.	3,247	315,056
Panera Bread Co. Class A*	56	9,895
Papa John’s International, Inc.	238	10,805
Penn National Gaming, Inc.*	357	5,116
Six Flags Entertainment Corp.	219	8,064
Sonic Corp.*	223	4,502
Speedway Motorsports, Inc.	95	1,886
Starbucks Corp.	1,179	92,422
Starwood Hotels & Resorts Worldwide, Inc.	448	35,594
Texas Roadhouse, Inc.	165	4,587
Vail Resorts, Inc.	32	2,407
Wyndham Worldwide Corp.	396	29,181
Wynn Resorts Ltd.	234	45,445
Yum! Brands, Inc.	961	72,661

Total Hotels, Restaurants & Leisure		1,001,624

Household Durables - 0.8%
D.R. Horton, Inc.*	1,798	40,131
Ethan Allen Interiors, Inc.	114	3,468
Harman International Industries, Inc.	173	14,160
iRobot Corp.*	112	3,894
Jarden Corp.*	259	15,890
KB Home(a)	148	2,705
La-Z-Boy, Inc.	184	5,704
Leggett & Platt, Inc.	347	10,736
Lennar Corp. Class A	705	27,890
M.D.C. Holdings, Inc.*	497	16,023
Meritage Homes Corp.*	142	6,815
Mohawk Industries, Inc.*	134	19,953
Newell Rubbermaid, Inc.	789	25,572
NVR, Inc.*	9	9,234
PulteGroup, Inc.	7,496	152,694
Standard Pacific Corp.*	2,196	19,874
Taylor Morrison Home Corp. Class A*	692	15,535
Tempur Sealy International, Inc.*	116	6,259
Toll Brothers, Inc.*	859	31,783
Tupperware Brands Corp.	206	19,473
Whirlpool Corp.	228	35,764
William Lyon Homes Class A*	190	4,207

Total Household Durables		487,764

Household Products - 1.5%
Central Garden and Pet Co. Class A*	311	2,099
Church & Dwight Co., Inc.	340	22,535
Clorox Co. (The)	362	33,579
Colgate-Palmolive Co.	2,172	141,636
Energizer Holdings, Inc.	212	22,947
Kimberly-Clark Corp.	1,110	115,951
Procter & Gamble Co. (The)	7,740	630,114
WD-40 Co.	50	3,734

Total Household Products		972,595

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	3,483	50,538
Calpine Corp.*	217	4,234
NRG Energy, Inc.	805	23,120

Total Independent Power Producers & Energy Traders		77,892

Industrial Conglomerates - 2.1%
3M Co.	2,032	284,988
Carlisle Cos., Inc.	208	16,515
Danaher Corp.	1,836	141,739
General Electric Co.	31,216	874,985
Raven Industries, Inc.	74	3,044
Seaboard Corp.*	6	16,770
Standex International Corp.	51	3,207

Total Industrial Conglomerates		1,341,248

Insurance - 5.2%
Aflac, Inc.	2,670	178,356
Alleghany Corp.*	54	21,598
Allstate Corp. (The)	2,366	129,042
American Equity Investment Life Holding Co.	423	11,159
American Financial Group, Inc.	346	19,971
American International Group, Inc.	6,472	330,396
American National Insurance Co.	117	13,401
AMERISAFE, Inc.	134	5,660
AmTrust Financial Services, Inc.	397	12,978
Arthur J. Gallagher & Co.	224	10,512
Assurant, Inc.	438	29,070
Berkshire Hathaway, Inc. Class B*	8,621	1,022,106
Brown & Brown, Inc.	356	11,175
Chubb Corp. (The)	1,058	102,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Cincinnati Financial Corp.	398	$20,843
CNA Financial Corp.	1,174	50,353
CNO Financial Group, Inc.	1,155	20,432
Eastern Insurance Holdings, Inc.	218	5,339
Employers Holdings, Inc.	176	5,570
FBL Financial Group, Inc. Class A	207	9,272
Fidelity National Financial, Inc. Class A	990	32,125
First American Financial Corp.	499	14,072
Genworth Financial, Inc. Class A*	2,048	31,805
Hanover Insurance Group, Inc. (The)	189	11,285
Hartford Financial Services Group, Inc.	1,318	47,751
HCC Insurance Holdings, Inc.	440	20,302
Hilltop Holdings, Inc.*	109	2,521
Horace Mann Educators Corp.	226	7,128
Infinity Property & Casualty Corp.	72	5,166
Kemper Corp.	157	6,418
Lincoln National Corp.	1,396	72,062
Loews Corp.	1,043	50,314
Markel Corp.*	23	13,348
Marsh & McLennan Cos., Inc.	1,535	74,233
MBIA, Inc.*	3,532	42,172
Mercury General Corp.	152	7,556
MetLife, Inc.	5,787	312,035
National Western Life Insurance Co. Class A	26	5,812
Navigators Group, Inc. (The)*	45	2,842
Old Republic International Corp.	194	3,350
Primerica, Inc.	328	14,074
Principal Financial Group, Inc.	1,104	54,438
ProAssurance Corp.	280	13,574
Progressive Corp. (The)	1,811	49,386
Protective Life Corp.	482	24,418
Reinsurance Group of America, Inc.	460	35,609
RLI Corp.	107	10,420
Safety Insurance Group, Inc.	89	5,011
Selective Insurance Group, Inc.	117	3,166
StanCorp Financial Group, Inc.	253	16,761
State Auto Financial Corp.	242	5,140
Stewart Information Services Corp.	181	5,841
Symetra Financial Corp.	675	12,798
Torchmark Corp.	500	39,075
Travelers Cos., Inc. (The)	1,846	167,137
United Fire Group, Inc.	136	3,898
Universal Insurance Holdings, Inc.	1,039	15,045
Unum Group	967	33,922
W.R. Berkley Corp.	523	22,693

Total Insurance		3,304,171

Internet & Catalog Retail - 0.4%
Amazon.com, Inc.*	5	1,994
Expedia, Inc.	243	16,927
HSN, Inc.	93	5,794
Liberty Interactive Corp. Class A*	1,419	41,648
Liberty Ventures*	296	36,287
Netflix, Inc.*	9	3,313
PetMed Express, Inc.	351	5,837
priceline.com, Inc.*	93	108,103
TripAdvisor, Inc.*	165	13,667

Total Internet & Catalog Retail		233,570

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	313	14,767
AOL, Inc.*	382	17,809
Blucora, Inc.*	160	4,666
Dealertrack Technologies, Inc.*	114	5,481
eBay, Inc.*	2,958	162,365
Equinix, Inc.*	18	3,194
Facebook, Inc. Class A*	1,064	58,158
Google, Inc. Class A*	638	715,013
IAC/InterActiveCorp	164	11,265
j2 Global, Inc.	214	10,702
Liquidity Services, Inc.*(a)	67	1,518
Rackspace Hosting, Inc.*	136	5,322
Stamps.com, Inc.*	94	3,957
United Online, Inc.	285	3,922
ValueClick, Inc.*	381	8,904
VeriSign, Inc.*	298	17,814
Yahoo!, Inc.*	1,816	73,439

Total Internet Software & Services		1,118,296

IT Services - 3.4%
Acxiom Corp.*	149	5,510
Alliance Data Systems Corp.*	137	36,021
Automatic Data Processing, Inc.	1,030	83,234
Booz Allen Hamilton Holding Corp.	684	13,099
Broadridge Financial Solutions, Inc.	377	14,899
CACI International, Inc. Class A*	146	10,690
Cardtronics, Inc.*	113	4,910
Cognizant Technology Solutions Corp. Class A*	662	66,849
Computer Sciences Corp.	629	35,148
Convergys Corp.	336	7,073
CoreLogic, Inc.*	246	8,740
CSG Systems International, Inc.	189	5,557
DST Systems, Inc.	188	17,059
EPAM Systems, Inc.*	140	4,892
Euronet Worldwide, Inc.*	91	4,354
Fidelity National Information Services, Inc.	705	37,844
Fiserv, Inc.*	652	38,501
FleetCor Technologies, Inc.*	150	17,575
Gartner, Inc.*	174	12,363
Global Payments, Inc.	214	13,908
Heartland Payment Systems, Inc.	112	5,582
Higher One Holdings, Inc.*	200	1,952
iGATE Corp.*	222	8,915
International Business Machines Corp.	5,221	979,303
Jack Henry & Associates, Inc.	242	14,329
Leidos Holdings, Inc.	135	6,276
Lender Processing Services, Inc.	404	15,102
ManTech International Corp. Class A	178	5,328
MasterCard, Inc. Class A	239	199,675
MAXIMUS, Inc.	142	6,247
NeuStar, Inc. Class A*	172	8,576
Paychex, Inc.	721	32,827
Sapient Corp.*	412	7,152
Syntel, Inc.*	154	14,006
TeleTech Holdings, Inc.*	328	7,852
Teradata Corp.*	472	21,471
Total System Services, Inc.	500	16,640
Unisys Corp.*	333	11,179
Vantiv, Inc. Class A*	106	3,457
Visa, Inc. Class A	1,375	306,185
Western Union Co. (The)	3,429	59,150
WEX, Inc.*	89	8,814

Total IT Services		2,178,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Leisure Equipment & Products - 0.2%
Brunswick Corp.	150	$6,909
Hasbro, Inc.	439	24,149
LeapFrog Enterprises, Inc.*(a)	647	5,137
Mattel, Inc.	1,115	53,052
Polaris Industries, Inc.	168	24,468
Smith & Wesson Holding Corp.*(a)	447	6,030
Sturm Ruger & Co., Inc.(a)	72	5,262

Total Leisure Equipment & Products		125,007

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	760	43,464
Bio-Rad Laboratories, Inc. Class A*	81	10,012
Bruker Corp.*	343	6,781
Charles River Laboratories International, Inc.*	116	6,153
Covance, Inc.*	105	9,246
Illumina, Inc.*	114	12,611
Life Technologies Corp.*	376	28,501
Mettler-Toledo International, Inc.*	60	14,555
PAREXEL International Corp.*	148	6,687
PerkinElmer, Inc.	112	4,618
Techne Corp.	92	8,710
Thermo Fisher Scientific, Inc.	725	80,729
Waters Corp.*	230	23,000

Total Life Sciences Tools & Services		255,067

Machinery - 2.2%
Actuant Corp. Class A	298	10,919
AGCO Corp.	700	41,433
American Railcar Industries, Inc.	69	3,157
Astec Industries, Inc.	100	3,863
Barnes Group, Inc.	189	7,241
Blount International, Inc.*	166	2,402
Briggs & Stratton Corp.	190	4,134
Caterpillar, Inc.	2,680	243,371
Chart Industries, Inc.*	32	3,060
CLARCOR, Inc.	131	8,430
Crane Co.	38	2,555
Cummins, Inc.	657	92,617
Deere & Co.	2,199	200,835
Donaldson Co., Inc.	380	16,515
Dover Corp.	594	57,345
EnPro Industries, Inc.*	99	5,707
ESCO Technologies, Inc.	74	2,535
Federal Signal Corp.*	139	2,036
Flow International Corp.*	650	2,626
Flowserve Corp.	372	29,325
Graco, Inc.	170	13,280
Greenbrier Cos., Inc (The)*	139	4,565
IDEX Corp.	191	14,105
Illinois Tool Works, Inc.	1,226	103,082
ITT Corp.	338	14,676
John Bean Technologies Corp.	111	3,256
Joy Global, Inc.(a)	684	40,007
Kennametal, Inc.	334	17,391
Lincoln Electric Holdings, Inc.	275	19,619
Lindsay Corp.(a)	32	2,648
Manitowoc Co., Inc. (The)	341	7,952
Middleby Corp.*	51	12,238
Mueller Industries, Inc.	126	7,939
NACCO Industries, Inc. Class A	55	3,420
Nordson Corp.	191	14,191
Oshkosh Corp.	408	20,555
PACCAR, Inc.	1,196	70,767
Pall Corp.	150	12,803
Parker Hannifin Corp.	497	63,934
RBC Bearings, Inc.*	66	4,670
Snap-On, Inc.	211	23,109
SPX Corp.	133	13,248
Stanley Black & Decker, Inc.	368	29,694
Terex Corp.	212	8,902
Timken Co. (The)	382	21,037
Titan International, Inc.	248	4,459
Toro Co. (The)	192	12,211
Trimas Corp.*	133	5,305
Trinity Industries, Inc.	278	15,157
Valmont Industries, Inc.	89	13,272
Wabash National Corp.*	371	4,582
WABCO Holdings, Inc.*	224	20,924
Wabtec Corp.	218	16,191
Watts Water Technologies, Inc. Class A	133	8,229
Woodward, Inc.	164	7,480
Xylem, Inc.	382	13,217

Total Machinery		1,408,221

Marine - 0.0%
Kirby Corp.*	170	16,872
Matson, Inc.	61	1,593

Total Marine		18,465

Media - 4.4%
AMC Networks, Inc. Class A*	175	11,919
CBS Corp. Class B	1,738	110,780
Cinemark Holdings, Inc.	326	10,866
Comcast Corp. Class A	6,825	354,661
DIRECTV Class A*	2,605	179,979
Discovery Communications, Inc. Class A*	743	67,182
DISH Network Corp. Class A*	729	42,224
Entercom Communications Corp. Class A*	518	5,444
Gannett Co., Inc.	969	28,663
Harte-Hanks, Inc.	492	3,847
Interpublic Group of Cos., Inc. (The)	1,381	24,444
John Wiley & Sons, Inc. Class A	255	14,076
Liberty Media Corp. Class A*	3,113	455,899
Madison Square Garden Co. (The) Class A*	91	5,240
McGraw Hill Financial Inc.	695	54,349
Meredith Corp.	208	10,774
Morningstar, Inc.	78	6,091
National CineMedia, Inc.	163	3,254
New York Times Co. (The) Class A	327	5,190
News Corp. Class A*	1,867	33,643
Nexstar Broadcasting Group, Inc. Class A	228	12,706
Omnicom Group, Inc.	908	67,528
Regal Entertainment Group Class A	299	5,816
Scholastic Corp.	175	5,952
Scripps Networks Interactive, Inc. Class A	452	39,057
Sinclair Broadcast Group, Inc. Class A	298	10,648
Sirius XM Holdings, Inc.*	6,529	22,786
Starz Class A*	579	16,930
Time Warner Cable, Inc.	848	114,904
Time Warner, Inc.	3,008	209,718
Twenty-First Century Fox, Inc. Class A	9,319	327,842
Valassis Communications, Inc.	214	7,330
Viacom, Inc. Class B	1,714	149,701
Walt Disney Co. (The)	5,125	391,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
World Wrestling Entertainment, Inc. Class A	242	$4,012

Total Media		2,815,005

Metals & Mining - 0.6%
Alcoa, Inc.	711	7,558
Allegheny Technologies, Inc.	136	4,846
Allied Nevada Gold Corp.*	828	2,939
AMCOL International Corp.	113	3,840
Carpenter Technology Corp.	135	8,397
Coeur Mining Corp.*	110	1,194
Commercial Metals Co.	496	10,084
Compass Minerals International, Inc.	88	7,044
Freeport-McMoRan Copper & Gold, Inc.	4,343	163,905
Gold Resource Corp.	565	2,559
Haynes International, Inc.	49	2,707
Kaiser Aluminum Corp.	63	4,425
Materion Corp.	97	2,992
Nucor Corp.	507	27,064
Reliance Steel & Aluminum Co.	316	23,965
Royal Gold, Inc.	40	1,843
Southern Copper Corp.	3,521	101,088
Steel Dynamics, Inc.	495	9,672
SunCoke Energy, Inc.*	245	5,588
US Silica Holdings, Inc.(a)	158	5,389
Worthington Industries, Inc.	295	12,414

Total Metals & Mining		409,513

Multiline Retail - 0.7%
Big Lots, Inc.*	279	9,009
Dillard’s, Inc. Class A	263	25,566
Dollar General Corp.*	1,024	61,768
Dollar Tree, Inc.*	639	36,052
Family Dollar Stores, Inc.	387	25,143
Kohl’s Corp.	957	54,310
Macy’s, Inc.	1,607	85,814
Nordstrom, Inc.	686	42,395
Target Corp.	2,003	126,730

Total Multiline Retail		466,787

Multi-Utilities - 0.9%
Alliant Energy Corp.	326	16,821
Avista Corp.	191	5,384
Black Hills Corp.	81	4,253
CenterPoint Energy, Inc.	810	18,776
CMS Energy Corp.	913	24,441
Consolidated Edison, Inc.	1,078	59,592
DTE Energy Co.	528	35,054
Integrys Energy Group, Inc.	183	9,957
MDU Resources Group, Inc.	320	9,776
NiSource, Inc.	636	20,912
NorthWestern Corp.	150	6,498
OGE Energy Corp.	600	20,340
PG&E Corp.	1,353	54,499
Public Service Enterprise Group, Inc.	2,590	82,984
SCANA Corp.	468	21,963
Sempra Energy	589	52,869
TECO Energy, Inc.(a)	720	12,413
Vectren Corp.	226	8,023
Wisconsin Energy Corp.	714	29,517
Xcel Energy, Inc.	1,945	54,343

Total Multi-Utilities		548,415

Office Electronics - 0.1%
Xerox Corp.	6,202	75,478
Zebra Technologies Corp. Class A*	164	8,869

Total Office Electronics		84,347

Oil, Gas & Consumable Fuels - 9.4%
Alon USA Energy, Inc.	175	2,894
Anadarko Petroleum Corp.	1,190	94,391
Apache Corp.	1,760	151,254
Cabot Oil & Gas Corp.	267	10,349
Carrizo Oil & Gas, Inc.*	115	5,148
Chesapeake Energy Corp.	997	27,059
Chevron Corp.	10,260	1,281,577
Cimarex Energy Co.	326	34,201
Cloud Peak Energy, Inc.*	483	8,694
Concho Resources, Inc.*	224	24,192
ConocoPhillips	6,098	430,824
Consol Energy, Inc.	368	13,999
Contango Oil & Gas Co.*	62	2,930
Continental Resources, Inc.*(a)	362	40,732
CVR Energy, Inc.	485	21,063
Delek US Holdings, Inc.	358	12,319
Denbury Resources, Inc.*	1,486	24,415
Energen Corp.	236	16,697
EOG Resources, Inc.	386	64,786
EPL Oil & Gas, Inc.*	130	3,705
EQT Corp.	214	19,213
Exxon Mobil Corp.	21,050	2,130,260
Green Plains Renewable Energy, Inc.	146	2,831
Gulfport Energy Corp.*	133	8,399
Hess Corp.	1,371	113,793
HollyFrontier Corp.	1,419	70,510
Kinder Morgan, Inc.	1,177	42,372
Laredo Petroleum Holdings, Inc.*	279	7,725
Marathon Oil Corp.	2,907	102,617
Marathon Petroleum Corp.	1,540	141,264
Murphy Oil Corp.	502	32,570
Noble Energy, Inc.	784	53,398
Northern Oil and Gas, Inc.*	237	3,572
Oasis Petroleum, Inc.*	242	11,367
Occidental Petroleum Corp.	3,006	285,871
PBF Energy, Inc. Class A	456	14,346
Phillips 66	2,958	228,150
Pioneer Natural Resources Co.	153	28,163
QEP Resources, Inc.	343	10,513
Renewable Energy Group, Inc.*	792	9,076
Resolute Energy Corp.*	225	2,032
Rex Energy Corp.*	246	4,849
Rosetta Resources, Inc.*	164	7,878
Southwestern Energy Co.*	264	10,383
Spectra Energy Corp.	1,764	62,834
Stone Energy Corp.*	396	13,698
Swift Energy Co.*(a)	238	3,213
Tesoro Corp.	442	25,857
Valero Energy Corp.	2,810	141,624
W&T Offshore, Inc.	356	5,696
Western Refining, Inc.(a)	494	20,950
Whiting Petroleum Corp.*	433	26,790
Williams Cos., Inc. (The)	1,008	38,879
World Fuel Services Corp.	227	9,797

Total Oil, Gas & Consumable Fuels		5,961,719

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Paper & Forest Products - 0.2%
Boise Cascade Co.*	110	$3,243
Clearwater Paper Corp.*	128	6,720
International Paper Co.	1,242	60,895
KapStone Paper and Packaging Corp.*	185	10,334
MeadWestvaco Corp.	192	7,091
PH Glatfelter Co.	254	7,020
Schweitzer-Mauduit International, Inc.	80	4,118

Total Paper & Forest Products		99,421

Personal Products - 0.2%
Avon Products, Inc.	653	11,245
Coty, Inc. Class A	374	5,704
Elizabeth Arden, Inc.*	59	2,092
Estee Lauder Cos., Inc. (The) Class A	754	56,791
Medifast, Inc.*	119	3,109
Nu Skin Enterprises, Inc. Class A	131	18,107
Prestige Brands Holdings, Inc.*	198	7,088
Revlon, Inc. Class A*	325	8,112
USANA Health Sciences, Inc.*(a)	74	5,593

Total Personal Products		117,841

Pharmaceuticals - 4.2%
Abbott Laboratories	4,434	169,955
AbbVie, Inc.	4,861	256,709
Akorn, Inc.*	153	3,768
Allergan, Inc.	695	77,201
Auxilium Pharmaceuticals, Inc.*	132	2,738
Bristol-Myers Squibb Co.	3,052	162,214
Eli Lilly & Co.	5,338	272,238
Hi-Tech Pharmacal Co., Inc.*	58	2,517
Impax Laboratories, Inc.*	279	7,014
Johnson & Johnson	8,858	811,304
Medicines Co. (The)*	171	6,604
Merck & Co., Inc.	5,830	291,792
Mylan, Inc.*	862	37,411
Pfizer, Inc.	17,437	534,095
Questcor Pharmaceuticals, Inc.(a)	273	14,865
Salix Pharmaceuticals Ltd.*	114	10,253
Santarus, Inc.*	150	4,794
Zoetis, Inc. Class A	821	26,838

Total Pharmaceuticals		2,692,310

Professional Services - 0.3%
CBIZ, Inc.*	442	4,031
Corporate Executive Board Co. (The)	83	6,427
Dun & Bradstreet Corp. (The)	167	20,499
Equifax, Inc.	273	18,862
FTI Consulting, Inc.*	132	5,431
IHS, Inc. Class A*	82	9,815
Insperity, Inc.	145	5,239
Kelly Services, Inc. Class A	177	4,414
Korn/Ferry International*	175	4,571
Manpowergroup, Inc.	190	16,313
Navigant Consulting, Inc.*	228	4,378
On Assignment, Inc.*	125	4,365
Robert Half International, Inc.	293	12,303
RPX Corp.*	452	7,639
Towers Watson & Co. Class A	181	23,097
Verisk Analytics, Inc. Class A*	322	21,162
WageWorks, Inc.*	50	2,972

Total Professional Services		171,518

Real Estate Investment Trusts (REITs) - 1.0%
Agree Realty Corp.	130	3,773
Alexander’s, Inc.	12	3,960
Alexandria Real Estate Equities, Inc.	72	4,581
American Campus Communities, Inc.	143	4,606
American Tower Corp.	515	41,107
Associated Estates Realty Corp.	354	5,682
AvalonBay Communities, Inc.	85	10,050
BioMed Realty Trust, Inc.	93	1,685
Boston Properties, Inc.	130	13,048
BRE Properties, Inc.	31	1,696
Camden Property Trust	134	7,622
Campus Crest Communities, Inc.	323	3,039
CBL & Associates Properties, Inc.	309	5,550
Chatham Lodging Trust	194	3,967
Cole Real Estate Investment, Inc.	507	7,118
Digital Realty Trust, Inc.(a)	269	13,213
EPR Properties	137	6,735
Equity Lifestyle Properties, Inc.	88	3,188
Essex Property Trust, Inc.	24	3,444
Extra Space Storage, Inc.	162	6,825
Federal Realty Investment Trust	74	7,504
General Growth Properties, Inc.	284	5,700
Government Properties Income Trust	119	2,957
HCP, Inc.	1,467	53,281
Health Care REIT, Inc.	139	7,446
Home Properties, Inc.	41	2,198
Hospitality Properties Trust	230	6,217
Host Hotels & Resorts, Inc.	361	7,018
Inland Real Estate Corp.	796	8,374
Investors Real Estate Trust	742	6,366
Kimco Realty Corp.	339	6,695
Liberty Property Trust	204	6,910
LTC Properties, Inc.	110	3,893
Macerich Co. (The)	227	13,368
Medical Properties Trust, Inc.	267	3,263
Mid-America Apartment Communities, Inc.	62	3,766
Monmouth Real Estate Investment Corp. Class A	890	8,090
National Health Investors, Inc.	111	6,227
National Retail Properties, Inc.(a)	146	4,428
Omega Healthcare Investors, Inc.	211	6,288
Piedmont Office Realty Trust, Inc. Class A(a)	213	3,519
Plum Creek Timber Co., Inc.	341	15,860
Post Properties, Inc.	125	5,654
Potlatch Corp.	114	4,758
PS Business Parks, Inc.	41	3,133
Public Storage	221	33,265
Ramco-Gershenson Properties Trust	207	3,258
Rayonier, Inc.	451	18,987
Realty Income Corp.	265	9,893
Retail Opportunity Investments Corp.	220	3,238
Ryman Hospitality Properties Inc.	56	2,340
Sabra Health Care REIT, Inc.	167	4,365
Select Income REIT	141	3,770
Senior Housing Properties Trust	363	8,070
Simon Property Group, Inc.	471	71,667
SL Green Realty Corp.	138	12,748
Tanger Factory Outlet Centers, Inc.	137	4,387
Taubman Centers, Inc.	91	5,817
UMH Properties, Inc.	1,056	9,948
Universal Health Realty Income Trust	80	3,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
Ventas, Inc.	490	$28,067
Vornado Realty Trust	226	20,067
Weyerhaeuser Co.	1,075	33,938
WP Carey, Inc.	71	4,356

Total Real Estate Investment Trusts (REITs)		635,188

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	779	20,488
Forestar Group, Inc.*	126	2,680
Jones Lang LaSalle, Inc.	108	11,058

Total Real Estate Management & Development		34,226

Road & Rail - 1.0%
AMERCO*	87	20,692
Avis Budget Group, Inc.*	78	3,153
Con-way, Inc.	115	4,567
CSX Corp.	3,884	111,743
Genesee & Wyoming, Inc. Class A*	51	4,899
Heartland Express, Inc.	186	3,649
Hertz Global Holdings, Inc.*	734	21,007
JB Hunt Transport Services, Inc.	284	21,953
Kansas City Southern	140	17,336
Knight Transportation, Inc.	152	2,788
Landstar System, Inc.	118	6,779
Norfolk Southern Corp.	1,246	115,666
Old Dominion Freight Line, Inc.*	220	11,664
Quality Distribution, Inc.*	438	5,620
Ryder System, Inc.	99	7,304
Saia, Inc.*	123	3,942
Swift Transportation Co.*(a)	510	11,327
Union Pacific Corp.	1,497	251,496
Werner Enterprises, Inc.	156	3,858

Total Road & Rail		629,443

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Energy Industries, Inc.*	251	5,738
Altera Corp.	875	28,464
Amkor Technology, Inc.*	1,531	9,385
Analog Devices, Inc.	675	34,378
Applied Materials, Inc.	1,315	23,262
Broadcom Corp. Class A	1,012	30,006
Brooks Automation, Inc.	513	5,381
Cabot Microelectronics Corp.*	51	2,331
Cirrus Logic, Inc.*(a)	416	8,499
Cree, Inc.*	112	7,008
Diodes, Inc.*	227	5,348
Entegris, Inc.*	655	7,598
First Solar, Inc.*	384	20,982
Hittite Microwave Corp.*	70	4,321
Integrated Device Technology, Inc.*	309	3,149
Integrated Silicon Solution, Inc.*	266	3,216
Intel Corp.	21,815	566,317
KLA-Tencor Corp.	519	33,455
Lam Research Corp.*	100	5,445
Lattice Semiconductor Corp.*	379	2,088
Linear Technology Corp.	480	21,864
LSI Corp.	1,001	11,031
Maxim Integrated Products, Inc.	620	17,304
Microchip Technology, Inc.(a)	310	13,872
Micron Technology, Inc.*	357	7,768
MKS Instruments, Inc.	281	8,413
NVIDIA Corp.	1,816	29,092
Omnivision Technologies, Inc.*	192	3,302
ON Semiconductor Corp.*	358	2,950
Semtech Corp.*	174	4,399
Silicon Laboratories, Inc.*	54	2,339
Skyworks Solutions, Inc.*	510	14,566
Teradyne, Inc.*	785	13,832
Texas Instruments, Inc.	2,282	100,203
Ultratech, Inc.*	72	2,088
Xilinx, Inc.	608	27,919

Total Semiconductors & Semiconductor Equipment		1,087,313

Software - 4.1%
ACI Worldwide, Inc.*	101	6,565
Activision Blizzard, Inc.	3,805	67,843
Adobe Systems, Inc.*	521	31,197
ANSYS, Inc.*	168	14,650
Autodesk, Inc.*	348	17,515
CA, Inc.	1,916	64,473
Cadence Design Systems, Inc.*	1,321	18,520
Citrix Systems, Inc.*	277	17,520
Compuware Corp.	384	4,305
Ebix, Inc.(a)	314	4,622
Electronic Arts, Inc.*	195	4,473
Factset Research Systems, Inc.(a)	91	9,881
Fair Isaac Corp.	127	7,981
Fortinet, Inc.*	98	1,875
Informatica Corp.*	133	5,520
Intuit, Inc.	572	43,655
Manhattan Associates, Inc.*	46	5,404
Mentor Graphics Corp.	253	6,090
MICROS Systems, Inc.*	192	11,015
Microsoft Corp.	36,075	1,350,287
MicroStrategy, Inc. Class A*	25	3,106
Oracle Corp.	18,365	702,645
Progress Software Corp.*	228	5,889
Red Hat, Inc.*	134	7,509
SolarWinds, Inc.*	157	5,939
Solera Holdings, Inc.	127	8,987
SS&C Technologies Holdings, Inc.*	127	5,621
Symantec Corp.	2,092	49,329
Synopsys, Inc.*	343	13,916
TeleNav, Inc.*	326	2,148
TIBCO Software, Inc.*	342	7,688
TiVo, Inc.*	716	9,394
Tyler Technologies, Inc.*	59	6,026
VMware, Inc. Class A*	521	46,739

Total Software		2,568,327

Specialty Retail - 2.4%
Aaron’s, Inc.	286	8,408
Abercrombie & Fitch Co. Class A	297	9,774
Advance Auto Parts, Inc.	245	27,117
American Eagle Outfitters, Inc.	737	10,613
ANN, Inc.*	154	5,630
Asbury Automotive Group, Inc.*	126	6,771
Ascena Retail Group, Inc.*	487	10,305
AutoNation, Inc.*	362	17,988
AutoZone, Inc.*	127	60,698
Bed Bath & Beyond, Inc.*	805	64,641
Best Buy Co., Inc.	751	29,950
Brown Shoe Co., Inc.	120	3,377
Buckle, Inc. (The)	204	10,722
Cabela’s, Inc.*	213	14,199

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
CarMax, Inc.*	568	$26,707
Cato Corp. (The) Class A	186	5,915
Chico’s FAS, Inc.	553	10,418
Children’s Place Retail Stores, Inc. (The)*	82	4,672
CST Brands, Inc.	163	5,985
Dick’s Sporting Goods, Inc.	299	17,372
DSW, Inc. Class A	238	10,170
Express, Inc.*	515	9,615
Finish Line, Inc. (The) Class A	211	5,944
Foot Locker, Inc.	566	23,455
Francesca’s Holdings Corp.*	241	4,437
GameStop Corp. Class A	468	23,054
Gap, Inc. (The)	1,944	75,971
Genesco, Inc.*	54	3,945
GNC Holdings, Inc. Class A	279	16,308
Group 1 Automotive, Inc.	51	3,622
Guess?, Inc.	423	13,143
hhgregg, Inc.*(a)	148	2,068
Hibbett Sports, Inc.*(a)	55	3,697
Home Depot, Inc. (The)	3,861	317,915
Jos. A. Bank Clothiers, Inc.*	99	5,418
L Brands, Inc.	783	48,429
Lithia Motors, Inc. Class A	101	7,011
Lowe’s Cos., Inc.	2,684	132,992
Lumber Liquidators Holdings, Inc.*	78	8,025
Mattress Firm Holding Corp.*	112	4,820
Men’s Wearhouse, Inc. (The)	147	7,509
Monro Muffler Brake, Inc.	56	3,156
O’Reilly Automotive, Inc.*	306	39,385
Penske Automotive Group, Inc.	386	18,204
PetSmart, Inc.	267	19,424
Pier 1 Imports, Inc.	427	9,855
Rent-A-Center, Inc.	205	6,835
Ross Stores, Inc.	621	46,532
Sally Beauty Holdings, Inc.*	493	14,903
Select Comfort Corp.*	224	4,724
Sonic Automotive, Inc. Class A	323	7,907
Stage Stores, Inc.	220	4,888
Staples, Inc.	2,536	40,297
Tiffany & Co.	329	30,525
Tilly’s, Inc. Class A*	179	2,050
TJX Cos., Inc. (The)	1,994	127,078
Tractor Supply Co.	240	18,619
Ulta Salon Cosmetics & Fragrance, Inc.*	81	7,818
Urban Outfitters, Inc.*	402	14,914
Vitamin Shoppe, Inc.*	53	2,757
Williams-Sonoma, Inc.	254	14,803

Total Specialty Retail		1,513,484

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	134	9,620
Coach, Inc.	1,031	57,870
Columbia Sportswear Co.	132	10,395
Crocs, Inc.*	515	8,199
Deckers Outdoor Corp.*	95	8,024
Fossil Group, Inc.*	166	19,910
G-III Apparel Group Ltd.*	102	7,527
Hanesbrands, Inc.	294	20,659
Iconix Brand Group, Inc.*	239	9,488
Jones Group, Inc. (The)	253	3,785
NIKE, Inc. Class B	1,902	149,573
PVH Corp.	123	16,730
R.G. Barry Corp.	213	4,111
Ralph Lauren Corp.	208	36,727
Steven Madden Ltd.*	258	9,440
Under Armour, Inc. Class A*	100	8,730
Vera Bradley, Inc.*(a)	127	3,053
VF Corp.	1,252	78,050
Wolverine World Wide, Inc.	312	10,595

Total Textiles, Apparel & Luxury Goods		472,486

Thrifts & Mortgage Finance - 0.2%
Astoria Financial Corp.	205	2,835
BankUnited, Inc.	311	10,238
Bofi Holding, Inc.*	157	12,314
Capitol Federal Financial, Inc.	184	2,228
Dime Community Bancshares, Inc.	135	2,284
EverBank Financial Corp.	314	5,759
Flushing Financial Corp.	183	3,788
HomeStreet, Inc.	135	2,700
Nationstar Mortgage Holdings, Inc.*(a)	363	13,417
New York Community Bancorp, Inc.(a)	1,800	30,330
Northwest Bancshares, Inc.	324	4,789
Ocwen Financial Corp.*	206	11,423
People’s United Financial, Inc.	818	12,368
Provident Financial Services, Inc.	185	3,574
Territorial Bancorp, Inc.	198	4,594
TFS Financial Corp.*	247	2,992
Walker & Dunlop, Inc.*	146	2,361
Washington Federal, Inc.	498	11,598

Total Thrifts & Mortgage Finance		139,592

Tobacco - 1.6%
Altria Group, Inc.	7,652	293,760
Lorillard, Inc.	1,434	72,675
Philip Morris International, Inc.	6,040	526,265
Reynolds American, Inc.	1,867	93,332
Universal Corp.	136	7,426

Total Tobacco		993,458

Trading Companies & Distributors - 0.3%
Air Lease Corp.	188	5,843
Applied Industrial Technologies, Inc.	221	10,849
Beacon Roofing Supply, Inc.*	91	3,666
CAI International, Inc.*	145	3,418
DXP Enterprises, Inc.*	54	6,221
Fastenal Co.	478	22,710
GATX Corp.	129	6,730
Kaman Corp.	95	3,774
MRC Global, Inc.*	199	6,420
MSC Industrial Direct Co., Inc. Class A	162	13,101
Rush Enterprises, Inc. Class A*	173	5,129
TAL International Group, Inc.*	206	11,814
Titan Machinery, Inc.*(a)	216	3,849
United Rentals, Inc.*	175	13,641
W.W. Grainger, Inc.	170	43,421
Watsco, Inc.	89	8,549
WESCO International, Inc.*	145	13,205

Total Trading Companies & Distributors		182,340

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	320	7,014

Water Utilities - 0.1%
American States Water Co.	192	5,516
American Water Works Co., Inc.	437	18,468
Aqua America, Inc.	281	6,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund (EXT)

December 31, 2013

Investments	Shares	Value
California Water Service Group	293	$6,759

Total Water Utilities		37,372

Wireless Telecommunication Services - 0.0%
Crown Castle International Corp.*	133	9,766
NTELOS Holdings Corp.	100	2,023
T-Mobile US, Inc.*	370	12,447
USA Mobility, Inc.	341	4,869

Total Wireless Telecommunication Services		29,105

TOTAL COMMON STOCKS (Cost: $45,242,479)		63,389,714

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $465,832)(c)	465,832	465,832

TOTAL INVESTMENTS IN SECURITIES - 100.6% (Cost: $45,708,311)(d)		63,855,546
Liabilities in Excess of Other Assets - (0.6)%		(390,029)

NET ASSETS - 100.0%		$63,465,517

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)

At December 31, 2013, the total market value of the Fund’s securities on loan was $472,868 and the total market value of the collateral held by the Fund was $485,051. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $19,219.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 100.1%
COMMON STOCKS - 99.7%

Aerospace & Defense - 2.9%
B/E Aerospace, Inc.*	366	$31,853
Boeing Co. (The)	3,519	480,308
General Dynamics Corp.	1,805	172,468
Honeywell International, Inc.	3,927	358,810
L-3 Communications Holdings, Inc.	746	79,717
Lockheed Martin Corp.	2,309	343,256
Northrop Grumman Corp.	1,611	184,637
Precision Castparts Corp.	570	153,501
Raytheon Co.	2,274	206,252
Rockwell Collins, Inc.	781	57,731
Textron, Inc.	1,328	48,817
TransDigm Group, Inc.	94	15,136
United Technologies Corp.	4,387	499,241

Total Aerospace & Defense		2,631,727

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	637	37,163
Expeditors International of Washington, Inc.	660	29,205
FedEx Corp.	1,056	151,821
United Parcel Service, Inc. Class B	3,286	345,293

Total Air Freight & Logistics		563,482

Airlines - 0.3%
Delta Air Lines, Inc.	7,199	197,757
Southwest Airlines Co.	3,210	60,476

Total Airlines		258,233

Auto Components - 0.4%
BorgWarner, Inc.	1,059	59,209
Johnson Controls, Inc.	2,387	122,453
Lear Corp.	1,388	112,386
TRW Automotive Holdings Corp.*	1,253	93,211

Total Auto Components		387,259

Automobiles - 0.6%
Ford Motor Co.	32,420	500,241
Harley-Davidson, Inc.	956	66,193

Total Automobiles		566,434

Beverages - 2.1%
Beam, Inc.	519	35,323
Brown-Forman Corp. Class B	699	52,823
Coca-Cola Co. (The)	18,987	784,353
Coca-Cola Enterprises, Inc.	1,437	63,415
Constellation Brands, Inc. Class A*	2,736	192,560
Dr. Pepper Snapple Group, Inc.	1,220	59,438
Molson Coors Brewing Co. Class B	1,050	58,958
Monster Beverage Corp.*	497	33,682
PepsiCo, Inc.	7,614	631,505

Total Beverages		1,912,057

Biotechnology - 1.3%
Alexion Pharmaceuticals, Inc.*	253	33,664
Amgen, Inc.	4,065	464,060
Biogen Idec, Inc.*	569	159,178
Celgene Corp.*	891	150,543
Gilead Sciences, Inc.*	3,946	296,542
Regeneron Pharmaceuticals, Inc.*	269	74,040

Total Biotechnology		1,178,027

Building Products - 0.0%
Fortune Brands Home & Security, Inc.	395	18,051
Masco Corp.	763	17,374

Total Building Products		35,425

Capital Markets - 2.7%
Affiliated Managers Group, Inc.*	131	28,411
Ameriprise Financial, Inc.	1,183	136,104
Bank of New York Mellon Corp. (The)	5,783	202,058
BlackRock, Inc.	848	268,367
Charles Schwab Corp. (The)	3,361	87,386
Franklin Resources, Inc.	3,525	203,498
Goldman Sachs Group, Inc. (The)	4,259	754,950
Morgan Stanley	9,660	302,938
Northern Trust Corp.	1,111	68,760
Raymond James Financial, Inc.	625	32,619
State Street Corp.	2,717	199,401
T. Rowe Price Group, Inc.	1,094	91,644
TD Ameritrade Holding Corp.	2,050	62,812

Total Capital Markets		2,438,948

Chemicals - 2.3%
Air Products & Chemicals, Inc.	877	98,031
Airgas, Inc.	309	34,562
Ashland, Inc.	858	83,260
Celanese Corp. Series A	964	53,319
CF Industries Holdings, Inc.	666	155,205
Dow Chemical Co. (The)	6,383	283,405
E.I. du Pont de Nemours & Co.	4,232	274,953
Eastman Chemical Co.	1,093	88,205
Ecolab, Inc.	775	80,809
FMC Corp.	502	37,881
International Flavors & Fragrances, Inc.	373	32,071
Monsanto Co.	2,026	236,130
Mosaic Co. (The)	2,967	140,250
PPG Industries, Inc.	562	106,589
Praxair, Inc.	1,230	159,937
Sherwin-Williams Co. (The)	383	70,280
Sigma-Aldrich Corp.	514	48,321
Valspar Corp.	353	25,165
W.R. Grace & Co.*	303	29,958
Westlake Chemical Corp.	415	50,659

Total Chemicals		2,088,990

Commercial Banks - 4.2%
BB&T Corp.	3,940	147,041
CIT Group, Inc.	1,359	70,845
Comerica, Inc.	1,196	56,858
Fifth Third Bancorp	6,983	146,852
First Republic Bank	736	38,529
Huntington Bancshares, Inc.	6,278	60,583
KeyCorp	5,747	77,125
M&T Bank Corp.	922	107,339
PNC Financial Services Group, Inc.	4,469	346,705
Regions Financial Corp.	11,182	110,590
SunTrust Banks, Inc.	3,212	118,234
U.S. Bancorp	13,026	526,250
Wells Fargo & Co.	43,377	1,969,316

Total Commercial Banks		3,776,267

Commercial Services & Supplies - 0.3%
ADT Corp. (The)	894	36,180
Cintas Corp.	558	33,251
Republic Services, Inc.	1,390	46,148
Stericycle, Inc.*	219	25,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
Waste Management, Inc.	2,046	$91,804

Total Commercial Services & Supplies		232,825

Communications Equipment - 2.1%
Cisco Systems, Inc.	44,498	998,980
F5 Networks, Inc.*	291	26,440
Harris Corp.	691	48,239
Juniper Networks, Inc.*	1,547	34,916
Motorola Solutions, Inc.	1,591	107,392
QUALCOMM, Inc.	8,728	648,054

Total Communications Equipment		1,864,021

Computers & Peripherals - 5.1%
3D Systems Corp.*	34	3,160
Apple, Inc.	6,303	3,536,676
EMC Corp.	10,713	269,432
Hewlett-Packard Co.	18,313	512,398
NetApp, Inc.	1,289	53,029
SanDisk Corp.	1,228	86,623
Western Digital Corp.	1,818	152,530

Total Computers & Peripherals		4,613,848

Construction & Engineering - 0.2%
Fluor Corp.	870	69,852
Jacobs Engineering Group, Inc.*	693	43,652
Quanta Services, Inc.*	983	31,024

Total Construction & Engineering		144,528

Consumer Finance - 1.4%
American Express Co.	5,214	473,066
Capital One Financial Corp.	5,443	416,988
Discover Financial Services	4,109	229,899
SLM Corp.	5,226	137,339

Total Consumer Finance		1,257,292

Containers & Packaging - 0.2%
Ball Corp.	706	36,472
Crown Holdings, Inc.*	805	35,879
Rock-Tenn Co. Class A	641	67,311

Total Containers & Packaging		139,662

Distributors - 0.1%
Genuine Parts Co.	758	63,058
LKQ Corp.*	894	29,413

Total Distributors		92,471

Diversified Consumer Services - 0.1%
H&R Block, Inc.	1,630	47,335

Diversified Financial Services - 5.1%
Bank of America Corp.	59,430	925,325
Citigroup, Inc.	21,689	1,130,214
CME Group, Inc.	1,083	84,972
IntercontinentalExchange Group, Inc.	241	54,206
JPMorgan Chase & Co.	38,417	2,246,626
Leucadia National Corp.	1,706	48,348
Moody’s Corp.	984	77,215
NASDAQ OMX Group, Inc. (The)	753	29,969

Total Diversified Financial Services		4,596,875

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	33,839	1,189,780
CenturyLink, Inc.	2,532	80,644
Verizon Communications, Inc.	11,736	576,707

Total Diversified Telecommunication Services		1,847,131

Electric Utilities - 1.4%
American Electric Power Co., Inc.	2,331	108,951
Duke Energy Corp.	3,168	218,624
Edison International	2,784	128,899
Entergy Corp.	1,304	82,504
Exelon Corp.	6,049	165,682
FirstEnergy Corp.	1,452	47,887
NextEra Energy, Inc.	1,901	162,763
Northeast Utilities	1,943	82,364
PPL Corp.	4,987	150,059
Southern Co. (The)	3,616	148,654

Total Electric Utilities		1,296,387

Electrical Equipment - 0.5%
AMETEK, Inc.	933	49,141
Emerson Electric Co.	3,535	248,086
Hubbell, Inc. Class B	252	27,443
Rockwell Automation, Inc.	638	75,386
Roper Industries, Inc.	334	46,319

Total Electrical Equipment		446,375

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	681	60,732
Corning, Inc.	10,174	181,301
Trimble Navigation Ltd.*	446	15,476

Total Electronic Equipment, Instruments & Components		257,509

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	1,889	104,386
Cameron International Corp.*	1,104	65,721
Diamond Offshore Drilling, Inc.	993	56,522
FMC Technologies, Inc.*	827	43,178
Halliburton Co.	4,846	245,934
Helmerich & Payne, Inc.	726	61,042
National Oilwell Varco, Inc.	2,754	219,026
Oceaneering International, Inc.	388	30,605

Total Energy Equipment & Services		826,414

Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	1,599	190,297
CVS Caremark Corp.	5,966	426,987
Kroger Co. (The)	3,446	136,220
Safeway, Inc.	906	29,509
Sysco Corp.	2,530	91,333
Walgreen Co.	4,048	232,517
Wal-Mart Stores, Inc.	20,638	1,624,004
Whole Foods Market, Inc.	854	49,387

Total Food & Staples Retailing		2,780,254

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,935	127,379
Campbell Soup Co.	1,413	61,155
ConAgra Foods, Inc.	2,169	73,095
General Mills, Inc.	3,159	157,666
Green Mountain Coffee Roasters, Inc.*(a)	575	43,459
Hershey Co. (The)	749	72,825
Hormel Foods Corp.	1,132	51,132
J.M. Smucker Co. (The)	500	51,810
Kellogg Co.	1,619	98,872
Kraft Foods Group, Inc.	3,269	176,265
McCormick & Co., Inc.	540	37,217
Mead Johnson Nutrition Co.	670	56,119
Mondelez International, Inc. Class A	7,073	249,677

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
Tyson Foods, Inc. Class A	2,353	$78,731

Total Food Products		1,335,402

Gas Utilities - 0.0%
ONEOK, Inc.	499	31,028

Health Care Equipment & Supplies - 1.4%
Baxter International, Inc.	3,221	224,021
Becton Dickinson and Co.	1,039	114,799
Boston Scientific Corp.*	3,257	39,149
C.R. Bard, Inc.	331	44,334
CareFusion Corp.*	1,030	41,015
Cooper Cos., Inc. (The)	217	26,873
DENTSPLY International, Inc.	683	33,112
Edwards Lifesciences Corp.*	499	32,814
Intuitive Surgical, Inc.*	172	66,062
Medtronic, Inc.	5,952	341,585
ResMed, Inc.(a)	652	30,696
St. Jude Medical, Inc.	1,254	77,685
Stryker Corp.	1,143	85,885
Varian Medical Systems, Inc.*	509	39,544
Zimmer Holdings, Inc.	851	79,305

Total Health Care Equipment & Supplies		1,276,879

Health Care Providers & Services - 2.4%
Aetna, Inc.	2,474	169,692
AmerisourceBergen Corp.	669	47,037
Cardinal Health, Inc.	1,702	113,711
Cigna Corp.	1,590	139,093
DaVita HealthCare Partners, Inc.*	1,213	76,868
Express Scripts Holding Co.*	2,590	181,922
HCA Holdings, Inc.*	3,175	151,479
Henry Schein, Inc.*	381	43,533
Humana, Inc.	1,325	136,766
Laboratory Corp. of America Holdings*	574	52,446
McKesson Corp.	931	150,263
Quest Diagnostics, Inc.	864	46,259
UnitedHealth Group, Inc.	6,918	520,925
Universal Health Services, Inc. Class B	569	46,237
WellPoint, Inc.	2,840	262,388

Total Health Care Providers & Services		2,138,619

Health Care Technology - 0.0%
Cerner Corp.*	685	38,182

Hotels, Restaurants & Leisure - 1.5%
Burger King Worldwide, Inc.	866	19,797
Chipotle Mexican Grill, Inc.*	60	31,967
Darden Restaurants, Inc.	698	37,950
Hyatt Hotels Corp. Class A*	338	16,717
Las Vegas Sands Corp.	2,578	203,327
Marriott International, Inc. Class A	1,255	61,947
McDonald’s Corp.	5,310	515,229
Starbucks Corp.	2,095	164,227
Starwood Hotels & Resorts Worldwide, Inc.	622	49,418
Wyndham Worldwide Corp.	577	42,519
Wynn Resorts Ltd.	325	63,118
Yum! Brands, Inc.	1,501	113,491

Total Hotels, Restaurants & Leisure		1,319,707

Household Durables - 0.6%
D.R. Horton, Inc.*	2,247	50,153
Jarden Corp.*	320	19,632
Lennar Corp. Class A	992	39,243
Mohawk Industries, Inc.*	193	28,738
Newell Rubbermaid, Inc.	1,263	40,934
PulteGroup, Inc.	12,542	255,481
Whirlpool Corp.	449	70,430

Total Household Durables		504,611

Household Products - 1.7%
Church & Dwight Co., Inc.	504	33,405
Clorox Co. (The)	578	53,615
Colgate-Palmolive Co.	3,399	221,649
Energizer Holdings, Inc.	343	37,126
Kimberly-Clark Corp.	1,729	180,611
Procter & Gamble Co. (The)	12,555	1,022,103

Total Household Products		1,548,509

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)	4,829	70,069
Calpine Corp.*	359	7,004
NRG Energy, Inc.	1,393	40,007

Total Independent Power Producers & Energy Traders		117,080

Industrial Conglomerates - 2.3%
3M Co.	3,236	453,849
Danaher Corp.	2,936	226,659
General Electric Co.	49,828	1,396,679

Total Industrial Conglomerates		2,077,187

Insurance - 5.1%
Aflac, Inc.	4,163	278,089
Alleghany Corp.*	69	27,597
Allstate Corp. (The)	3,519	191,926
American International Group, Inc.	10,668	544,601
Berkshire Hathaway, Inc. Class B*	14,049	1,665,650
Chubb Corp. (The)	1,639	158,377
Cincinnati Financial Corp.	935	48,966
CNA Financial Corp.	1,561	66,951
Fidelity National Financial, Inc. Class A	1,536	49,843
Genworth Financial, Inc. Class A*	3,434	53,330
Hartford Financial Services Group, Inc.	2,245	81,336
Lincoln National Corp.	2,238	115,526
Loews Corp.	1,486	71,685
Markel Corp.*	32	18,571
Marsh & McLennan Cos., Inc.	2,430	117,515
MetLife, Inc.	9,492	511,809
Principal Financial Group, Inc.	1,874	92,407
Progressive Corp. (The)	3,186	86,882
Torchmark Corp.	675	52,751
Travelers Cos., Inc. (The)	2,930	265,282
Unum Group	2,304	80,824

Total Insurance		4,579,918

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	27	10,767
Expedia, Inc.	396	27,585
Liberty Interactive Corp. Class A*	1,536	45,082
Netflix, Inc.*	14	5,154
priceline.com, Inc.*	146	169,711
TripAdvisor, Inc.*	276	22,861

Total Internet & Catalog Retail		281,160

Internet Software & Services - 1.9%
Akamai Technologies, Inc.*	533	25,147
eBay, Inc.*	4,740	260,179
Equinix, Inc.*	25	4,436
Facebook, Inc. Class A*	1,716	93,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
Google, Inc. Class A*	1,017	$1,139,762
LinkedIn Corp. Class A*	5	1,084
VeriSign, Inc.*	519	31,026
Yahoo!, Inc.*	2,958	119,621

Total Internet Software & Services		1,675,052

IT Services - 3.4%
Alliance Data Systems Corp.*	179	47,065
Automatic Data Processing, Inc.	1,682	135,922
Cognizant Technology Solutions Corp. Class A*	1,132	114,309
Computer Sciences Corp.	1,237	69,124
Fidelity National Information Services, Inc.	1,091	58,565
Fiserv, Inc.*	993	58,637
FleetCor Technologies, Inc.*	204	23,903
International Business Machines Corp.	8,437	1,582,528
MasterCard, Inc. Class A	365	304,943
Paychex, Inc.	1,293	58,870
Teradata Corp.*	807	36,710
Visa, Inc. Class A	2,168	482,770
Western Union Co. (The)	4,864	83,904

Total IT Services		3,057,250

Leisure Equipment & Products - 0.2%
Hasbro, Inc.	671	36,912
Mattel, Inc.	1,844	87,738
Polaris Industries, Inc.	255	37,138

Total Leisure Equipment & Products		161,788

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,205	68,914
Illumina, Inc.*	121	13,385
Life Technologies Corp.*	572	43,358
Mettler-Toledo International, Inc.*	101	24,501
Thermo Fisher Scientific, Inc.	1,171	130,391
Waters Corp.*	448	44,800

Total Life Sciences Tools & Services		325,349

Machinery - 1.7%
Caterpillar, Inc.	4,203	381,674
Cummins, Inc.	983	138,574
Deere & Co.	3,657	333,994
Donaldson Co., Inc.	611	26,554
Dover Corp.	1,012	97,698
Flowserve Corp.	624	49,190
Illinois Tool Works, Inc.	1,889	158,827
PACCAR, Inc.	1,813	107,275
Pall Corp.	85	7,255
Parker Hannifin Corp.	733	94,293
Snap-On, Inc.	301	32,966
Stanley Black & Decker, Inc.	670	54,062
Wabtec Corp.	334	24,806
Xylem, Inc.	703	24,324

Total Machinery		1,531,492

Media - 4.8%
CBS Corp. Class B	2,921	186,185
Comcast Corp. Class A	11,329	588,711
DIRECTV*	4,080	281,887
Discovery Communications, Inc. Class A*	1,117	100,999
DISH Network Corp. Class A*	1,096	63,480
Gannett Co., Inc.	1,290	38,158
Interpublic Group of Cos., Inc. (The)	1,909	33,789
Liberty Media Corp. Class A*	5,286	774,135
McGraw Hill Financial, Inc.	1,093	85,473
News Corp. Class A*	3,348	60,331
Omnicom Group, Inc.	1,350	100,400
Scripps Networks Interactive, Inc. Class A	776	67,054
Sirius XM Holdings, Inc.*	11,626	40,575
Time Warner Cable, Inc.	1,350	182,925
Time Warner, Inc.	4,959	345,741
Twenty-First Century Fox, Inc. Class A	15,065	529,987
Viacom, Inc. Class B	2,721	237,652
Walt Disney Co. (The)	8,172	624,341

Total Media		4,341,823

Metals & Mining - 0.5%
Alcoa, Inc.	1,668	17,731
Freeport-McMoRan Copper & Gold, Inc.	6,862	258,972
Nucor Corp.	857	45,747
Southern Copper Corp.	5,988	171,915

Total Metals & Mining		494,365

Multiline Retail - 0.8%
Dollar General Corp.*	1,586	95,668
Dollar Tree, Inc.*	1,059	59,749
Family Dollar Stores, Inc.	627	40,736
Kohl’s Corp.	1,522	86,373
Macy’s, Inc.	2,593	138,466
Nordstrom, Inc.	1,144	70,699
Target Corp.	3,106	196,517

Total Multiline Retail		688,208

Multi-Utilities - 0.9%
CenterPoint Energy, Inc.	1,099	25,475
CMS Energy Corp.	1,614	43,207
Consolidated Edison, Inc.	1,899	104,977
DTE Energy Co.	1,002	66,523
NiSource, Inc.	1,360	44,717
OGE Energy Corp.	885	30,001
PG&E Corp.	2,013	81,083
Public Service Enterprise Group, Inc.	4,426	141,809
SCANA Corp.	900	42,237
Sempra Energy	1,114	99,993
Wisconsin Energy Corp.	1,173	48,492
Xcel Energy, Inc.	3,191	89,156

Total Multi-Utilities		817,670

Office Electronics - 0.1%
Xerox Corp.	9,520	115,858

Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	2,057	163,161
Apache Corp.	2,888	248,195
Cabot Oil & Gas Corp.	632	24,496
Chesapeake Energy Corp.	1,811	49,151
Chevron Corp.	16,422	2,051,272
Cimarex Energy Co.	442	46,370
Concho Resources, Inc.*	213	23,004
ConocoPhillips	10,033	708,831
Consol Energy, Inc.	470	17,879
Continental Resources, Inc.*(a)	687	77,301
Denbury Resources, Inc.*	2,309	37,937
EOG Resources, Inc.	600	100,704
EQT Corp.	384	34,476
Exxon Mobil Corp.	33,966	3,437,359
Hess Corp.	2,392	198,536
HollyFrontier Corp.	2,094	104,051
Kinder Morgan, Inc.	1,519	54,684
Marathon Oil Corp.	4,691	165,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
Marathon Petroleum Corp.	2,420	$221,987
Murphy Oil Corp.	656	42,561
Noble Energy, Inc.	1,452	98,896
Occidental Petroleum Corp.	4,694	446,399
Phillips 66	4,563	351,944
Pioneer Natural Resources Co.	169	31,108
Range Resources Corp.	97	8,178
Southwestern Energy Co.*	456	17,935
Spectra Energy Corp.	2,893	103,049
Tesoro Corp.	647	37,850
Valero Energy Corp.	4,668	235,267
Whiting Petroleum Corp.*	704	43,556
Williams Cos., Inc. (The)	1,513	58,356

Total Oil, Gas & Consumable Fuels		9,240,085

Paper & Forest Products - 0.1%
International Paper Co.	2,103	103,110
MeadWestvaco Corp.	311	11,485

Total Paper & Forest Products		114,595

Personal Products - 0.2%
Avon Products, Inc.	709	12,209
Coty, Inc. Class A	984	15,006
Estee Lauder Cos., Inc. (The) Class A	1,286	96,861
Nu Skin Enterprises, Inc. Class A	195	26,953

Total Personal Products		151,029

Pharmaceuticals - 4.7%
Abbott Laboratories	7,046	270,073
AbbVie, Inc.	7,863	415,245
Allergan, Inc.	1,182	131,297
Bristol-Myers Squibb Co.	5,058	268,833
Eli Lilly & Co.	8,838	450,738
Johnson & Johnson	14,543	1,331,993
Merck & Co., Inc.	9,287	464,814
Mylan, Inc.*	1,415	61,411
Pfizer, Inc.	27,795	851,361
Zoetis, Inc.	1,191	38,934

Total Pharmaceuticals		4,284,699

Professional Services - 0.1%
Equifax, Inc.	406	28,051
IHS, Inc. Class A*	110	13,167
Manpowergroup, Inc.	250	21,465
Towers Watson & Co. Class A	229	29,223
Verisk Analytics, Inc. Class A*	513	33,714

Total Professional Services		125,620

Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	746	59,546
AvalonBay Communities, Inc.	44	5,202
Boston Properties, Inc.	218	21,881
Cole Real Estate Investment, Inc.	545	7,652
Federal Realty Investment Trust	111	11,256
General Growth Properties, Inc.	697	13,989
HCP, Inc.	2,128	77,289
Health Care REIT, Inc.	170	9,107
Host Hotels & Resorts, Inc.	700	13,608
Kimco Realty Corp.	613	12,107
Macerich Co. (The)	455	26,795
Plum Creek Timber Co., Inc.	483	22,464
Public Storage	489	73,604
Realty Income Corp.	200	7,466
Simon Property Group, Inc.	760	115,642
SL Green Realty Corp.	83	7,667
Ventas, Inc.	752	43,075
Vornado Realty Trust	250	22,197
Weyerhaeuser Co.	1,522	48,050

Total Real Estate Investment Trusts (REITs)		598,597

Real Estate Management & Development - 0.0%
CBRE Group, Inc. Class A*	1,296	34,085

Road & Rail - 1.0%
CSX Corp.	6,412	184,473
Hertz Global Holdings, Inc.*	1,235	35,346
JB Hunt Transport Services, Inc.	421	32,543
Kansas City Southern	272	33,682
Norfolk Southern Corp.	1,859	172,571
Union Pacific Corp.	2,431	408,408

Total Road & Rail		867,023

Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	1,415	46,030
Analog Devices, Inc.	1,287	65,547
Applied Materials, Inc.	2,349	41,554
Broadcom Corp. Class A	1,551	45,987
Cree, Inc.*	137	8,572
Intel Corp.	34,567	897,359
KLA-Tencor Corp.	806	51,955
Lam Research Corp.*	323	17,587
Linear Technology Corp.	894	40,722
Maxim Integrated Products, Inc.	1,371	38,265
Microchip Technology, Inc.(a)	598	26,760
Micron Technology, Inc.*	782	17,016
NVIDIA Corp.	2,935	47,019
Texas Instruments, Inc.	3,950	173,445
Xilinx, Inc.	1,195	54,874

Total Semiconductors & Semiconductor Equipment		1,572,692

Software - 4.3%
Activision Blizzard, Inc.	6,266	111,723
Adobe Systems, Inc.*	742	44,431
ANSYS, Inc.*	217	18,922
Autodesk, Inc.*	520	26,172
CA, Inc.	3,123	105,089
Citrix Systems, Inc.*	464	29,348
Electronic Arts, Inc.*	535	12,273
Intuit, Inc.	974	74,336
Microsoft Corp.	57,830	2,164,577
Oracle Corp.	29,863	1,142,558
Red Hat, Inc.*	250	14,010
Symantec Corp.	3,302	77,861
VMware, Inc. Class A*	930	83,430

Total Software		3,904,730

Specialty Retail - 2.1%
Advance Auto Parts, Inc.	367	40,620
AutoZone, Inc.*	209	99,890
Bed Bath & Beyond, Inc.*	1,288	103,426
Best Buy Co., Inc.	1,331	53,080
CarMax, Inc.*	907	42,647
Dick’s Sporting Goods, Inc.	494	28,701
Gap, Inc. (The)	3,176	124,118
Home Depot, Inc. (The)	6,292	518,083
L Brands, Inc.	1,369	84,673
Lowe’s Cos., Inc.	4,329	214,502
O’Reilly Automotive, Inc.*	486	62,553
PetSmart, Inc.	527	38,339
Ross Stores, Inc.	1,073	80,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund (EPS)

December 31, 2013

Investments	Shares	Value
Staples, Inc.	3,666	$58,253
Tiffany & Co.	502	46,576
TJX Cos., Inc. (The)	3,291	209,735
Tractor Supply Co.	416	32,273
Ulta Salon Cosmetics & Fragrance, Inc.*	174	16,795

Total Specialty Retail		1,854,664

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,709	95,926
Fossil Group, Inc.*	276	33,104
Hanesbrands, Inc.	490	34,432
NIKE, Inc. Class B	3,197	251,412
PVH Corp.	164	22,307
Ralph Lauren Corp.	363	64,095
Under Armour, Inc. Class A*	165	14,405
VF Corp.	1,916	119,443

Total Textiles, Apparel & Luxury Goods		635,124

Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	2,813	47,399
Ocwen Financial Corp.*	380	21,071

Total Thrifts & Mortgage Finance		68,470

Tobacco - 1.8%
Altria Group, Inc.	12,552	481,871
Lorillard, Inc.	2,179	110,432
Philip Morris International, Inc.	9,541	831,307
Reynolds American, Inc.	3,258	162,868

Total Tobacco		1,586,478

Trading Companies & Distributors - 0.2%
Fastenal Co.	842	40,003
United Rentals, Inc.*	338	26,347
W.W. Grainger, Inc.	285	72,795

Total Trading Companies & Distributors		139,145

Water Utilities - 0.0%
American Water Works Co., Inc.	775	32,752

Wireless Telecommunication Services - 0.0%
Crown Castle International Corp.*	148	10,867
T-Mobile US, Inc.*	134	4,508

Total Wireless Telecommunication Services		15,375

TOTAL COMMON STOCKS (Cost: $68,174,220)		89,962,076

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree Equity Income Fund(b) (Cost: $157,814)	3,317	182,833

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $178,325)(d)	178,325	178,325

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $68,510,359)(e)		90,323,234
Liabilities in Excess of Other Assets - (0.1)%		(74,278)

NET ASSETS - 100.0%		$90,248,956

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)	At December 31, 2013, the total market value of the Fund’s securities on loan was $174,036 and the total market value of the collateral held by the Fund was $178,325.
(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 103.1%
COMMON STOCKS - 99.2%

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	13,065	$1,589,749
Curtiss-Wright Corp.	9,475	589,629
Esterline Technologies Corp.*	7,794	794,676
Exelis, Inc.	71,416	1,361,189
HEICO Corp.	7,443	431,322
Hexcel Corp.*	19,009	849,512
Huntington Ingalls Industries, Inc.	10,479	943,215
Moog, Inc. Class A*	10,573	718,330
Spirit AeroSystems Holdings, Inc. Class A*	3,492	119,007
Teledyne Technologies, Inc.*	7,976	732,675
Triumph Group, Inc.	14,365	1,092,746

Total Aerospace & Defense		9,222,050

Airlines - 1.4%
Alaska Air Group, Inc.	30,850	2,263,465
Allegiant Travel Co.	3,684	388,441
American Airlines Group, Inc.*(a)	97,673	2,466,243
JetBlue Airways Corp.*	65,703	561,761
Spirit Airlines, Inc.*	15,471	702,538

Total Airlines		6,382,448

Auto Components - 1.3%
Allison Transmission Holdings, Inc.	22,590	623,710
Dana Holding Corp.	5,384	105,634
Dorman Products, Inc.*	6,501	364,511
Federal-Mogul Corp.*	1,458	28,694
Gentex Corp.	26,864	886,243
Goodyear Tire & Rubber Co. (The)	90,224	2,151,842
Tenneco, Inc.*	13,453	761,036
Visteon Corp.*	12,300	1,007,247

Total Auto Components		5,928,917

Automobiles - 0.2%
Thor Industries, Inc.	12,710	701,973

Beverages - 0.1%
Boston Beer Co., Inc. (The) Class A*	1,379	333,428

Biotechnology - 0.5%
Cubist Pharmaceuticals, Inc.*	625	43,044
Myriad Genetics, Inc.*(a)	31,546	661,835
United Therapeutics Corp.*	14,818	1,675,619

Total Biotechnology		2,380,498

Building Products - 0.6%
A.O. Smith Corp.	13,255	714,975
Armstrong World Industries, Inc.*	7,794	449,012
Lennox International, Inc.	9,224	784,593
Owens Corning*	6,470	263,458
Simpson Manufacturing Co., Inc.	6,461	237,313

Total Building Products		2,449,351

Capital Markets - 2.4%
American Capital Ltd.*	148,530	2,323,009
Artisan Partners Asset Management, Inc. Class A	3,604	234,945
Cohen & Steers, Inc.(a)	8,484	339,869
Eaton Vance Corp.	20,339	870,306
Evercore Partners, Inc. Class A	4,211	251,734
Federated Investors, Inc. Class B(a)	24,583	707,990
Financial Engines, Inc.	1,723	119,714
GAMCO Investors, Inc. Class A	5,812	505,470
Janus Capital Group, Inc.	40,233	497,682
Legg Mason, Inc.	23,029	1,001,301
LPL Financial Holdings, Inc.	17,581	826,834
SEI Investments Co.	30,598	1,062,669
Stifel Financial Corp.*	15,588	746,977
Virtus Investment Partners, Inc.*	1,310	262,065
Waddell & Reed Financial, Inc. Class A	16,158	1,052,209

Total Capital Markets		10,802,774

Chemicals - 2.1%
Albemarle Corp.	22,979	1,456,639
Axiall Corp.	13,162	624,405
Balchem Corp.	3,306	194,062
Cabot Corp.	14,092	724,329
Cytec Industries, Inc.	8,199	763,819
H.B. Fuller Co.	8,586	446,815
Huntsman Corp.	11,723	288,386
Minerals Technologies, Inc.	6,704	402,709
NewMarket Corp.	3,273	1,093,673
Olin Corp.(a)	25,836	745,369
PolyOne Corp.	9,788	346,006
Rockwood Holdings, Inc.	2,043	146,932
RPM International, Inc.	25,292	1,049,871
Scotts Miracle-Gro Co. (The) Class A	11,881	739,236
Sensient Technologies Corp.	10,781	523,094

Total Chemicals		9,545,345

Commercial Banks - 8.0%
Associated Banc-Corp.	46,065	801,531
BancorpSouth, Inc.	16,404	416,990
Bank of Hawaii Corp.	11,868	701,874
Bank of the Ozarks, Inc.	6,385	361,327
BankUnited, Inc.	28,352	933,348
BOK Financial Corp.	23,321	1,546,649
CapitalSource, Inc.	48,976	703,785
Cathay General Bancorp	18,604	497,285
City National Corp.	12,072	956,344
Commerce Bancshares, Inc.	26,476	1,189,037
Cullen/Frost Bankers, Inc.	14,270	1,062,116
CVB Financial Corp.	22,519	384,399
East West Bancorp, Inc.	36,801	1,286,931
First Citizens BancShares, Inc. Class A	3,197	711,748
First Financial Bankshares, Inc.(a)	5,232	346,986
First Horizon National Corp.	14,334	166,991
First Niagara Financial Group, Inc.	102,131	1,084,631
FirstMerit Corp.	33,374	741,904
FNB Corp.	43,369	547,317
Fulton Financial Corp.	54,404	711,604
Glacier Bancorp, Inc.	13,622	405,799
Hancock Holding Co.	21,003	770,390
Home BancShares, Inc.	8,290	309,632
Iberiabank Corp.	4,620	290,367
International Bancshares Corp.	18,422	486,157
Investors Bancorp, Inc.	19,366	495,382
MB Financial, Inc.	14,342	460,235
PacWest Bancorp	6,256	264,128
Popular, Inc.*	66,090	1,898,766
PrivateBancorp, Inc.	16,658	481,916
Prosperity Bancshares, Inc.	14,929	946,349
Signature Bank*	9,033	970,325
Susquehanna Bancshares, Inc.	63,005	808,984
SVB Financial Group*	9,140	958,420
Synovus Financial Corp.	1,038,979	3,740,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
TCF Financial Corp.	33,614	$546,228
Texas Capital Bancshares, Inc.*	9,218	573,360
Trustmark Corp.	19,718	529,231
UMB Financial Corp.	8,624	554,351
Umpqua Holdings Corp.	24,167	462,556
Valley National Bancorp	58,506	592,081
Webster Financial Corp.	26,892	838,493
Western Alliance Bancorp*	22,030	525,636
Wintrust Financial Corp.	11,920	549,750
Zions Bancorp.	61,621	1,846,165

Total Commercial Banks		35,457,822

Commercial Services & Supplies - 2.4%
Avery Dennison Corp.	20,901	1,049,021
Clean Harbors, Inc.*	10,268	615,669
Copart, Inc.*	21,875	801,719
Covanta Holding Corp.	5,691	101,015
Deluxe Corp.	16,710	872,095
Healthcare Services Group, Inc.	8,614	244,379
Herman Miller, Inc.	10,505	310,108
HNI Corp.	7,008	272,121
Iron Mountain, Inc.	10,828	328,630
KAR Auction Services, Inc.	17,121	505,925
Mine Safety Appliances Co.	6,497	332,711
Mobile Mini, Inc.*	2,563	105,544
Pitney Bowes, Inc.	64,269	1,497,468
Rollins, Inc.	17,710	536,436
Steelcase, Inc. Class A	18,586	294,774
Tetra Tech, Inc.*	7,120	199,218
UniFirst Corp.	4,917	526,119
United Stationers, Inc.	12,320	565,365
Waste Connections, Inc.	19,275	840,968
West Corp.	21,847	561,686

Total Commercial Services & Supplies		10,560,971

Communications Equipment - 0.6%
Brocade Communications Systems, Inc.*	80,656	715,419
EchoStar Corp. Class A*	2,575	128,029
Finisar Corp.*	3,971	94,986
JDS Uniphase Corp.*	24,318	315,648
Loral Space & Communications, Inc.*	3,048	246,827
Plantronics, Inc.	10,710	497,480
Ubiquiti Networks, Inc.*	11,764	540,673

Total Communications Equipment		2,539,062

Computers & Peripherals - 0.7%
Electronics For Imaging, Inc.*	10,316	399,539
Lexmark International, Inc. Class A	16,088	571,446
NCR Corp.*	56,840	1,935,970

Total Computers & Peripherals		2,906,955

Construction & Engineering - 1.1%
AECOM Technology Corp.*	38,141	1,122,490
EMCOR Group, Inc.	13,310	564,876
KBR, Inc.	35,251	1,124,154
MasTec, Inc.*	21,435	701,353
URS Corp.	25,625	1,357,869

Total Construction & Engineering		4,870,742

Construction Materials - 0.2%
Eagle Materials, Inc.	5,651	437,557
Martin Marietta Materials, Inc.	5,009	500,599

Total Construction Materials		938,156

Consumer Finance - 0.8%
Credit Acceptance Corp.*	8,466	1,100,495
First Cash Financial Services, Inc.*	6,427	397,446
Nelnet, Inc. Class A	30,639	1,291,127
Portfolio Recovery Associates, Inc.*	14,909	787,792

Total Consumer Finance		3,576,860

Containers & Packaging - 1.7%
Aptargroup, Inc.	12,114	821,450
Bemis Co., Inc.	22,917	938,680
Berry Plastics Group, Inc.*	11,485	273,228
Graphic Packaging Holding Co.*	60,039	576,375
Greif, Inc. Class A	11,905	623,822
Owens-Illinois, Inc.*	40,536	1,450,378
Packaging Corp. of America	19,989	1,264,904
Silgan Holdings, Inc.	17,654	847,745
Sonoco Products Co.	23,079	962,856

Total Containers & Packaging		7,759,438

Distributors - 0.1%
Pool Corp.	7,732	449,539

Diversified Consumer Services - 1.2%
Apollo Education Group, Inc. Class A*	40,333	1,101,898
DeVry Education Group, Inc.	18,678	663,069
Graham Holdings Co. Class B*	1,144	758,838
Grand Canyon Education, Inc.*	8,383	365,499
Hillenbrand, Inc.	10,406	306,144
Outerwall, Inc.*(a)	7,421	499,211
Service Corp. International	14,052	254,763
Sotheby’s	8,922	474,650
Weight Watchers International, Inc.(a)	31,789	1,046,812

Total Diversified Consumer Services		5,470,884

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	14,656	761,526
MarketAxess Holdings, Inc.	5,100	341,037
MSCI, Inc.*	23,873	1,043,727

Total Diversified Financial Services		2,146,290

Diversified Telecommunication Services - 0.2%
Cogent Communications Group, Inc.	537	21,700
Frontier Communications Corp.(a)	46,455	216,016
tw telecom, Inc.*	6,036	183,917
Windstream Holdings, Inc.	63,590	507,448

Total Diversified Telecommunication Services		929,081

Electric Utilities - 2.3%
ALLETE, Inc.	9,688	483,237
Cleco Corp.	15,877	740,186
Great Plains Energy, Inc.	47,283	1,146,140
Hawaiian Electric Industries, Inc.	20,652	538,191
IDACORP, Inc.	14,424	747,740
ITC Holdings Corp.	9,565	916,518
Pepco Holdings, Inc.	33,359	638,158
Pinnacle West Capital Corp.	32,513	1,720,588
PNM Resources, Inc.	19,546	471,450
Portland General Electric Co.	13,674	412,955
UIL Holdings Corp.	12,773	494,954
UNS Energy Corp.	9,391	562,051
Westar Energy, Inc.	45,278	1,456,593

Total Electric Utilities		10,328,761

Electrical Equipment - 1.1%
Acuity Brands, Inc.	5,541	605,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
Babcock & Wilcox Co. (The)	29,564	$1,010,793
Belden, Inc.	8,025	565,361
EnerSys	10,365	726,483
Franklin Electric Co., Inc.	8,242	367,923
Generac Holdings, Inc.	12,924	732,015
Polypore International, Inc.*(a)	5,262	204,692
Regal-Beloit Corp.	11,487	846,822

Total Electrical Equipment		5,059,831

Electronic Equipment, Instruments & Components - 3.5%
Anixter International, Inc.	7,772	698,237
Arrow Electronics, Inc.*	33,910	1,839,618
Avnet, Inc.	48,090	2,121,250
AVX Corp.	33,407	465,360
CDW Corp.	19,812	462,808
Cognex Corp.*	8,871	338,695
Dolby Laboratories, Inc. Class A*(a)	23,148	892,587
FEI Co.	5,971	533,569
FLIR Systems, Inc.	36,047	1,085,015
Ingram Micro, Inc. Class A*	56,024	1,314,323
IPG Photonics Corp.*(a)	9,117	707,570
Jabil Circuit, Inc.	109,107	1,902,826
Littelfuse, Inc.	4,083	379,433
National Instruments Corp.	10,621	340,084
SYNNEX Corp.*	10,733	723,404
Tech Data Corp.*	19,169	989,120
Vishay Intertechnology, Inc.*	43,209	572,951

Total Electronic Equipment, Instruments & Components		15,366,850

Energy Equipment & Services - 2.5%
Atwood Oceanics, Inc.*	30,970	1,653,488
Bristow Group, Inc.	8,567	643,039
CARBO Ceramics, Inc.	3,377	393,522
Dresser-Rand Group, Inc.*	16,499	983,835
Dril-Quip, Inc.*	6,272	689,481
Exterran Holdings, Inc.*	6,102	208,689
Forum Energy Technologies, Inc.*	19,454	549,770
Hornbeck Offshore Services, Inc.*	4,782	235,418
Oil States International, Inc.*	15,178	1,543,906
Patterson-UTI Energy, Inc.	40,921	1,036,120
RPC, Inc.(a)	49,211	878,416
Superior Energy Services, Inc.*	50,157	1,334,678
Tidewater, Inc.	13,063	774,244
Unit Corp.*	6,621	341,776

Total Energy Equipment & Services		11,266,382

Food & Staples Retailing - 0.8%
Casey’s General Stores, Inc.	8,148	572,397
Fresh Market, Inc. (The)*	7,631	309,055
Harris Teeter Supermarkets, Inc.	11,688	576,803
PriceSmart, Inc.	3,239	374,234
Rite Aid Corp.*	215,541	1,090,637
United Natural Foods, Inc.*	6,735	507,752

Total Food & Staples Retailing		3,430,878

Food Products - 2.1%
B&G Foods, Inc.	5,948	201,697
Darling International, Inc.*	26,908	561,839
Flowers Foods, Inc.	35,980	772,491
Hain Celestial Group, Inc. (The)*	6,957	631,556
Hillshire Brands Co.	19,857	664,018
Ingredion, Inc.	27,368	1,873,613
Lancaster Colony Corp.	5,594	493,111
Pilgrim’s Pride Corp.*	118,727	1,929,314
Pinnacle Foods, Inc.	12,867	353,328
Seaboard Corp.*	229	640,048
Snyders-Lance, Inc.	9,843	282,691
Tootsie Roll Industries, Inc.	7,825	254,626
TreeHouse Foods, Inc.*	6,008	414,071
WhiteWave Foods Co. Class A*(a)	21,392	490,732

Total Food Products		9,563,135

Gas Utilities - 1.9%
AGL Resources, Inc.	32,341	1,527,466
Atmos Energy Corp.	27,307	1,240,284
National Fuel Gas Co.	17,089	1,220,155
New Jersey Resources Corp.	11,354	525,009
Piedmont Natural Gas Co., Inc.	18,265	605,667
Questar Corp.	34,701	797,776
South Jersey Industries, Inc.	5,892	329,716
Southwest Gas Corp.	13,085	731,582
UGI Corp.	31,307	1,297,988
WGL Holdings, Inc.	9,883	395,913

Total Gas Utilities		8,671,556

Health Care Equipment & Supplies - 1.2%
Align Technology, Inc.*	5,385	307,753
Cyberonics, Inc.*	3,529	231,185
Globus Medical, Inc. Class A*	18,210	367,478
Haemonetics Corp.*	3,523	148,424
Hill-Rom Holdings, Inc.	12,110	500,627
IDEXX Laboratories, Inc.*	8,111	862,767
Neogen Corp.*	2,535	115,849
Sirona Dental Systems, Inc.*	9,434	662,267
STERIS Corp.	13,352	641,564
Teleflex, Inc.	6,614	620,790
Thoratec Corp.*	5,973	218,612
West Pharmaceutical Services, Inc.	10,224	501,589

Total Health Care Equipment & Supplies		5,178,905

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.*	3,255	154,059
Air Methods Corp.*(a)	5,934	346,130
Centene Corp.*	9,467	558,080
Community Health Systems, Inc.*	29,045	1,140,597
Health Net, Inc.*	23,093	685,169
HealthSouth Corp.	37,532	1,250,566
LifePoint Hospitals, Inc.*	11,282	596,141
MEDNAX, Inc.*	23,089	1,232,491
MWI Veterinary Supply, Inc.*	1,662	283,521
Omnicare, Inc.	18,944	1,143,460
Owens & Minor, Inc.	14,199	519,115
Patterson Cos., Inc.	23,035	949,042
Team Health Holdings, Inc.*	7,970	363,034
VCA Antech, Inc.*	18,579	582,637
WellCare Health Plans, Inc.*	14,405	1,014,400

Total Health Care Providers & Services		10,818,442

Health Care Technology - 0.1%
HMS Holdings Corp.*	9,920	225,482
Medidata Solutions, Inc.*	1,639	99,274

Total Health Care Technology		324,756

Hotels, Restaurants & Leisure - 2.5%
Bally Technologies, Inc.*(a)	8,747	686,202
Bloomin’ Brands, Inc.*	31,782	763,086
Brinker International, Inc.	15,725	728,697
Buffalo Wild Wings, Inc.*	2,162	318,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
Cheesecake Factory, Inc. (The)	9,852	$475,556
Choice Hotels International, Inc.	10,347	508,141
Cracker Barrel Old Country Store, Inc.	5,094	560,697
Domino’s Pizza, Inc.	8,984	625,736
Dunkin’ Brands Group, Inc.	13,231	637,734
International Game Technology	70,617	1,282,405
Jack in the Box, Inc.*	8,901	445,228
Life Time Fitness, Inc.*	11,883	558,501
Marriott Vacations Worldwide Corp.*	5,548	292,712
Panera Bread Co. Class A*	5,089	899,175
Papa John’s International, Inc.	7,269	330,013
SeaWorld Entertainment, Inc.	8,203	236,000
Six Flags Entertainment Corp.	31,784	1,170,287
Texas Roadhouse, Inc.	12,325	342,635
Vail Resorts, Inc.	2,072	155,877
Wendy’s Co. (The)	17,231	150,254

Total Hotels, Restaurants & Leisure		11,167,182

Household Durables - 2.7%
Harman International Industries, Inc.	6,940	568,039
Leggett & Platt, Inc.	37,323	1,154,774
NVR, Inc.*	1,040	1,067,050
Ryland Group, Inc. (The)	37,206	1,615,112
Standard Pacific Corp.*	201,986	1,827,973
Taylor Morrison Home Corp. Class A*	79,951	1,794,900
Tempur Sealy International, Inc.*	6,713	362,234
Toll Brothers, Inc.*	62,385	2,308,245
Tupperware Brands Corp.	12,652	1,195,994

Total Household Durables		11,894,321

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	15,087	1,197,908

Insurance - 6.2%
American Financial Group, Inc.	17,650	1,018,758
American National Insurance Co.	6,081	696,518
AmTrust Financial Services, Inc.	41,200	1,346,828
Arthur J. Gallagher & Co.	23,623	1,108,627
Assurant, Inc.	25,671	1,703,784
Brown & Brown, Inc.	30,864	968,821
CNO Financial Group, Inc.	118,978	2,104,721
First American Financial Corp.	37,588	1,059,982
Hanover Insurance Group, Inc. (The)	7,768	463,827
HCC Insurance Holdings, Inc.	35,476	1,636,863
Hilltop Holdings, Inc.*	18,158	419,995
Kemper Corp.	12,686	518,604
MBIA, Inc.*	311,565	3,720,086
Mercury General Corp.	8,678	431,383
Old Republic International Corp.	64,801	1,119,113
Primerica, Inc.	17,275	741,270
ProAssurance Corp.	24,393	1,182,573
Protective Life Corp.	31,143	1,577,704
Reinsurance Group of America, Inc.	23,067	1,785,617
RLI Corp.	4,845	471,806
StanCorp Financial Group, Inc.	14,780	979,175
Symetra Financial Corp.	44,770	848,839
W.R. Berkley Corp.	42,405	1,839,953

Total Insurance		27,744,847

Internet & Catalog Retail - 1.3%
HomeAway, Inc.*	2,590	105,879
HSN, Inc.	12,627	786,662
Liberty Ventures*	40,173	4,924,808
Shutterfly, Inc.*	1,615	82,252

Total Internet & Catalog Retail		5,899,601

Internet Software & Services - 0.7%
AOL, Inc.*	9,643	449,557
CoStar Group, Inc.*	500	92,290
Dealertrack Technologies, Inc.*	932	44,810
IAC/InterActiveCorp	20,155	1,384,447
j2 Global, Inc.	10,405	520,354
OpenTable, Inc.*	1,681	133,421
Rackspace Hosting, Inc.*	11,369	444,869
Shutterstock, Inc.*	2,576	215,431

Total Internet Software & Services		3,285,179

IT Services - 3.6%
Acxiom Corp.*	6,419	237,375
Booz Allen Hamilton Holding Corp.	64,261	1,230,598
Broadridge Financial Solutions, Inc.	27,646	1,092,570
Cardtronics, Inc.*	2,737	118,923
Convergys Corp.	24,705	520,040
CoreLogic, Inc.*	18,035	640,784
DST Systems, Inc.	10,906	989,610
Euronet Worldwide, Inc.*	5,941	284,277
EVERTEC, Inc.	5,471	134,915
Gartner, Inc.*	11,919	846,845
Global Payments, Inc.	16,765	1,089,557
iGATE Corp.*	8,694	349,151
Jack Henry & Associates, Inc.	14,150	837,821
Leidos Holdings, Inc.	42,353	1,968,991
Lender Processing Services, Inc.	17,688	661,177
MAXIMUS, Inc.	12,011	528,364
NeuStar, Inc. Class A*	14,903	743,064
Sapient Corp.*	20,774	360,637
Syntel, Inc.*	10,342	940,605
Total System Services, Inc.	33,455	1,113,382
Vantiv, Inc. Class A*	17,718	577,784
WEX, Inc.*	6,601	653,697

Total IT Services		15,920,167

Leisure Equipment & Products - 0.2%
Brunswick Corp.	17,517	806,833

Life Sciences Tools & Services - 1.0%
Bio-Rad Laboratories, Inc. Class A*	3,531	436,467
Bruker Corp.*	13,644	269,742
Charles River Laboratories International, Inc.*	9,185	487,172
Covance, Inc.*	8,333	733,804
PAREXEL International Corp.*	11,376	513,968
PerkinElmer, Inc.	11,565	476,825
Quintiles Transnational Holdings, Inc.*	18,532	858,773
Techne Corp.	5,783	547,476

Total Life Sciences Tools & Services		4,324,227

Machinery - 6.6%
Actuant Corp. Class A	17,653	646,806
AGCO Corp.	46,658	2,761,687
Barnes Group, Inc.	8,619	330,194
Chart Industries, Inc.*	3,894	372,422
CLARCOR, Inc.	9,656	621,364
Colfax Corp.*	9,885	629,576
Crane Co.	14,286	960,733
Graco, Inc.	12,412	969,625
IDEX Corp.	12,271	906,213
ITT Corp.	53,340	2,316,023

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
Joy Global, Inc.(a)	62,142	$3,634,686
Kennametal, Inc.	17,636	918,306
Lincoln Electric Holdings, Inc.	17,390	1,240,603
Manitowoc Co., Inc. (The)	32,322	753,749
Middleby Corp.*	2,876	690,154
Mueller Industries, Inc.	5,607	353,297
Nordson Corp.	14,471	1,075,195
Oshkosh Corp.	29,242	1,473,212
Proto Labs, Inc.*	2,173	154,674
SPX Corp.	5,121	510,103
Terex Corp.	12,987	545,324
Timken Co. (The)	25,941	1,428,571
Toro Co. (The)	11,160	709,776
Trinity Industries, Inc.	25,984	1,416,648
Valmont Industries, Inc.	9,110	1,358,483
WABCO Holdings, Inc.*	14,722	1,375,182
Watts Water Technologies, Inc. Class A	5,490	339,666
Woodward, Inc.	14,733	671,972

Total Machinery		29,164,244

Marine - 0.2%
Kirby Corp.*	10,958	1,087,582

Media - 1.6%
AMC Networks, Inc. Class A*	19,655	1,338,702
Cinemark Holdings, Inc.	21,799	726,561
John Wiley & Sons, Inc. Class A	12,259	676,697
Lamar Advertising Co. Class A*	2,860	149,435
Madison Square Garden Co. (The) Class A*	11,860	682,899
Meredith Corp.	11,003	569,955
Morningstar, Inc.	6,897	538,587
New York Times Co. (The) Class A	10,708	169,936
Regal Entertainment Group Class A	34,741	675,712
Sinclair Broadcast Group, Inc. Class A	15,478	553,029
Starz Class A*	36,820	1,076,617

Total Media		7,158,130

Metals & Mining - 1.2%
Allegheny Technologies, Inc.	1,158	41,260
Carpenter Technology Corp.	10,355	644,081
Commercial Metals Co.	14,784	300,559
Compass Minerals International, Inc.	5,902	472,455
Reliance Steel & Aluminum Co.	20,992	1,592,033
Royal Gold, Inc.	6,672	307,379
Steel Dynamics, Inc.	47,845	934,891
US Silica Holdings, Inc.(a)	11,214	382,510
Worthington Industries, Inc.	15,727	661,792

Total Metals & Mining		5,336,960

Multiline Retail - 0.6%
Big Lots, Inc.*	24,175	780,611
Dillard’s, Inc. Class A	17,436	1,694,953

Total Multiline Retail		2,475,564

Multi-Utilities - 1.4%
Alliant Energy Corp.	32,770	1,690,932
Black Hills Corp.	11,223	589,320
Integrys Energy Group, Inc.	23,174	1,260,897
MDU Resources Group, Inc.	17,878	546,173
NorthWestern Corp.	9,764	422,977
TECO Energy, Inc.(a)	54,046	931,753
Vectren Corp.	16,678	592,069

Total Multi-Utilities		6,034,121

Office Electronics - 0.1%
Zebra Technologies Corp. Class A*	11,008	595,313

Oil, Gas & Consumable Fuels - 2.8%
Bonanza Creek Energy, Inc.*	5,917	257,212
Carrizo Oil & Gas, Inc.*	6,344	284,021
CVR Energy, Inc.	48,453	2,104,314
Delek US Holdings, Inc.	26,773	921,259
Energen Corp.	13,197	933,688
Gulfport Energy Corp.*	11,608	733,045
Laredo Petroleum Holdings, Inc.*	10,939	302,901
Oasis Petroleum, Inc.*	21,141	992,993
QEP Resources, Inc.	27,976	857,464
Rosetta Resources, Inc.*	19,350	929,574
SemGroup Corp. Class A	4,623	301,558
SM Energy Co.	5,189	431,258
Targa Resources Corp.	2,975	262,306
Western Refining, Inc.	55,928	2,371,906
World Fuel Services Corp.	20,368	879,083

Total Oil, Gas & Consumable Fuels		12,562,582

Paper & Forest Products - 0.3%
KapStone Paper and Packaging Corp.*	7,569	422,804
Louisiana-Pacific Corp.*	49,278	912,136

Total Paper & Forest Products		1,334,940

Personal Products - 0.1%
Prestige Brands Holdings, Inc.*	10,575	378,585

Pharmaceuticals - 0.6%
Akorn, Inc.*	8,371	206,177
Medicines Co. (The)*	4,498	173,713
Questcor Pharmaceuticals, Inc.(a)	21,684	1,180,694
Salix Pharmaceuticals Ltd.*	6,148	552,951
Santarus, Inc.*	17,075	545,717

Total Pharmaceuticals		2,659,252

Professional Services - 0.8%
Advisory Board Co. (The)*	1,933	123,074
Corporate Executive Board Co. (The)	3,620	280,297
Dun & Bradstreet Corp. (The)	10,908	1,338,957
FTI Consulting, Inc.*	10,853	446,493
On Assignment, Inc.*	6,801	237,491
Robert Half International, Inc.	27,078	1,137,005
WageWorks, Inc.*	1,337	79,471

Total Professional Services		3,642,788

Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities, Inc.	6,277	399,343
American Campus Communities, Inc.	5,261	169,457
BioMed Realty Trust, Inc.	7,137	129,322
BRE Properties, Inc.	7,986	436,914
Camden Property Trust	12,042	684,949
CBL & Associates Properties, Inc.	22,401	402,322
Chambers Street Properties	29,833	228,222
Corrections Corp. of America	42,026	1,347,774
Cousins Properties, Inc.	50,066	515,680
DiamondRock Hospitality Co.	13,684	158,050
Digital Realty Trust, Inc.(a)	26,785	1,315,679
Douglas Emmett, Inc.	7,871	183,316
EastGroup Properties, Inc.	2,288	132,544
EPR Properties	10,224	502,612
Equity Lifestyle Properties, Inc.	7,561	273,935
Essex Property Trust, Inc.	4,553	653,401
Extra Space Storage, Inc.	14,045	591,716

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
Geo Group, Inc. (The)	25,378	$817,679
Healthcare Trust of America, Inc. Class A	7,380	72,619
Highwoods Properties, Inc.(a)	5,805	209,967
Home Properties, Inc.	7,558	405,260
Hospitality Properties Trust	16,797	454,023
LaSalle Hotel Properties	9,197	283,819
Liberty Property Trust	15,600	528,372
Medical Properties Trust, Inc.	35,057	428,397
Mid-America Apartment Communities, Inc.	5,179	314,572
National Health Investors, Inc.	6,449	361,789
National Retail Properties, Inc.(a)	17,507	530,987
Omega Healthcare Investors, Inc.(a)	23,349	695,800
Pebblebrook Hotel Trust	2,389	73,486
Piedmont Office Realty Trust, Inc. Class A(a)	19,386	320,257
Post Properties, Inc.	7,820	353,699
PS Business Parks, Inc.	2,051	156,737
Rayonier, Inc.	34,025	1,432,453
RLJ Lodging Trust	17,139	416,821
Ryman Hospitality Properties	5,967	249,301
Senior Housing Properties Trust	29,048	645,737
Sovran Self Storage, Inc.	4,455	290,332
Tanger Factory Outlet Centers, Inc.	14,200	454,684
Taubman Centers, Inc.	6,626	423,534
Weingarten Realty Investors	5,253	144,037
WP Carey, Inc.	7,094	435,217

Total Real Estate Investment Trusts (REITs)		18,624,815

Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,418	59,173
Jones Lang LaSalle, Inc.	9,975	1,021,340

Total Real Estate Management & Development		1,080,513

Road & Rail - 1.4%
AMERCO*	6,054	1,439,883
Avis Budget Group, Inc.*	3,576	144,542
Con-way, Inc.	10,799	428,828
Genesee & Wyoming, Inc. Class A*	10,229	982,496
Landstar System, Inc.	9,598	551,405
Old Dominion Freight Line, Inc.*	17,316	918,094
Ryder System, Inc.	10,835	799,406
Swift Transportation Co.*(a)	30,283	672,586
Werner Enterprises, Inc.	14,692	363,333

Total Road & Rail		6,300,573

Semiconductors & Semiconductor Equipment - 1.2%
First Solar, Inc.*	36,248	1,980,591
Hittite Microwave Corp.*	5,243	323,650
LSI Corp.	45,461	500,980
Microsemi Corp.*	8,034	200,448
ON Semiconductor Corp.*	3,133	25,816
Semtech Corp.*	9,371	236,899
Skyworks Solutions, Inc.*	45,284	1,293,311
Teradyne, Inc.*	38,019	669,895

Total Semiconductors & Semiconductor Equipment		5,231,590

Software - 2.4%
ACI Worldwide, Inc.*	4,432	288,080
Advent Software, Inc.	3,201	112,003
Aspen Technology, Inc.*	6,033	252,179
Cadence Design Systems, Inc.*	145,167	2,035,241
CommVault Systems, Inc.*	3,596	269,269
Compuware Corp.	14,964	167,746
FactSet Research Systems, Inc.(a)	8,115	881,127
Fair Isaac Corp.	6,940	436,110
Fortinet, Inc.*	13,149	251,540
Guidewire Software, Inc.*	1,658	81,358
Informatica Corp.*	9,101	377,692
Manhattan Associates, Inc.*	2,322	272,789
Mentor Graphics Corp.	20,943	504,098
MICROS Systems, Inc.*	13,139	753,784
Pegasystems, Inc.	3,810	187,376
PTC, Inc.*	19,036	673,684
RealPage, Inc.*	4,219	98,640
Rovi Corp.*	5,318	104,711
SolarWinds, Inc.*	11,056	418,249
Solera Holdings, Inc.	4,967	351,465
SS&C Technologies Holdings, Inc.*	11,471	507,706
Synopsys, Inc.*	25,075	1,017,293
TIBCO Software, Inc.*	16,658	374,472
Tyler Technologies, Inc.*	1,758	179,545
Ultimate Software Group, Inc.*	632	96,835
Verint Systems, Inc.*	3,412	146,511

Total Software		10,839,503

Specialty Retail - 5.2%
Aaron’s, Inc.	20,936	615,518
Abercrombie & Fitch Co. Class A	19,615	645,530
American Eagle Outfitters, Inc.	70,993	1,022,299
Ascena Retail Group, Inc.*	34,633	732,834
AutoNation, Inc.*	30,918	1,536,315
Buckle, Inc. (The)	14,516	762,961
Cabela’s, Inc.*	15,226	1,014,965
Chico’s FAS, Inc.	38,239	720,423
Conn’s, Inc.*	4,169	328,476
CST Brands, Inc.	21,378	785,000
DSW, Inc. Class A	15,977	682,697
Express, Inc.*	32,580	608,269
Five Below, Inc.*	2,525	109,080
Foot Locker, Inc.	47,006	1,947,929
GameStop Corp. Class A	35,941	1,770,454
Genesco, Inc.*	7,085	517,630
GNC Holdings, Inc. Class A	20,643	1,206,583
Guess?, Inc.	23,627	734,091
Lithia Motors, Inc. Class A	6,229	432,417
Lumber Liquidators Holdings, Inc.*	3,271	336,553
Men’s Wearhouse, Inc. (The)	11,360	580,269
Penske Automotive Group, Inc.	23,229	1,095,480
Pier 1 Imports, Inc.	27,593	636,846
Rent-A-Center, Inc.	21,673	722,578
Sally Beauty Holdings, Inc.*	39,790	1,202,852
Urban Outfitters, Inc.*	34,701	1,287,407
Williams-Sonoma, Inc.	21,155	1,232,913

Total Specialty Retail		23,268,369

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	10,544	756,954
Columbia Sportswear Co.	6,130	482,737
Deckers Outdoor Corp.*	5,664	478,381
Iconix Brand Group, Inc.*	13,801	547,900
Skechers U.S.A., Inc. Class A*	5,887	195,036
Steven Madden Ltd.*	15,954	583,757
Wolverine World Wide, Inc.	14,810	502,948

Total Textiles, Apparel & Luxury Goods		3,547,713

Thrifts & Mortgage Finance - 1.2%
Capitol Federal Financial, Inc.	24,923	301,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund (EZM)

December 31, 2013

Investments	Shares	Value
EverBank Financial Corp.	34,045	$624,385
Hudson City Bancorp, Inc.	91,246	860,450
Nationstar Mortgage Holdings, Inc.*(a)	36,180	1,337,213
People’s United Financial, Inc.	69,896	1,056,827
TFS Financial Corp.*	20,832	252,380
Washington Federal, Inc.	30,522	710,857

Total Thrifts & Mortgage Finance		5,143,930

Trading Companies & Distributors - 1.4%
Air Lease Corp.	25,110	780,419
Applied Industrial Technologies, Inc.	10,942	537,143
Beacon Roofing Supply, Inc.*	8,323	335,251
GATX Corp.	8,700	453,879
MRC Global, Inc.*	17,267	557,033
MSC Industrial Direct Co., Inc. Class A	13,073	1,057,214
TAL International Group, Inc.*(a)	11,938	684,644
Watsco, Inc.	4,957	476,169
WESCO International, Inc.*	12,470	1,135,643

Total Trading Companies & Distributors		6,017,395

Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc.*	22,393	490,855

Water Utilities - 0.2%
Aqua America, Inc.	42,066	992,337

TOTAL COMMON STOCKS (Cost: $375,135,837)		441,569,999

EXCHANGE-TRADED FUNDS - 0.7%
WisdomTree MidCap Dividend Fund(a)(b) (Cost: $2,802,916)	40,300	3,006,783

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $14,290,789)(d)	14,290,789	14,290,789

TOTAL INVESTMENTS IN SECURITIES - 103.1% (Cost: $392,229,542)(e)		458,867,571
Liabilities in Excess of Other Assets - (3.1)%		(13,948,068)

NET ASSETS - 100.0%		$444,919,503

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $14,660,736 and the total market value of the collateral held by the Fund was $15,011,462. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $720,673.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 106.5%
COMMON STOCKS - 99.8%

Aerospace & Defense - 1.7%
AAR Corp.	18,605	$521,126
American Science & Engineering, Inc.	2,956	212,566
Astronics Corp.*	6,464	329,664
CPI Aerostructures, Inc.*	3,570	53,693
Cubic Corp.	19,835	1,044,511
Ducommun, Inc.*	8,141	242,683
Engility Holdings, Inc.*	21,007	701,634
Erickson Air-Crane, Inc.*(a)	6,136	127,568
GenCorp, Inc.*(a)	109,619	1,975,334
LMI Aerospace, Inc.*	6,884	101,470
National Presto Industries, Inc.*(a)	4,825	388,413
Orbital Sciences Corp.*	35,818	834,559
Sparton Corp.*	7,604	212,532
Taser International, Inc.*	12,214	193,958

Total Aerospace & Defense		6,939,711

Air Freight & Logistics - 1.1%
Air Transport Services Group, Inc.*	54,226	438,688
Atlas Air Worldwide Holdings, Inc.*	38,165	1,570,490
Echo Global Logistics, Inc.*	9,370	201,267
Forward Air Corp.	16,311	716,216
HUB Group, Inc. Class A*	23,885	952,534
Pacer International, Inc.*	11,536	95,287
Park-Ohio Holdings Corp.*	8,504	445,610

Total Air Freight & Logistics		4,420,092

Airlines - 0.5%
Hawaiian Holdings, Inc.*(a)	48,584	467,864
Republic Airways Holdings, Inc.*	60,170	643,217
SkyWest, Inc.	55,298	820,070

Total Airlines		1,931,151

Auto Components - 2.7%
American Axle & Manufacturing Holdings, Inc.*	244,419	4,998,369
Cooper Tire & Rubber Co.	140,218	3,370,841
Cooper-Standard Holding, Inc.*(a)	9,495	466,299
Drew Industries, Inc.	10,928	559,514
Gentherm, Inc.*	12,077	323,784
Modine Manufacturing Co.*	3,376	43,280
Standard Motor Products, Inc.	17,191	632,629
Stoneridge, Inc.*	17,305	220,639
Strattec Security Corp.	2,217	99,033
Superior Industries International, Inc.	12,657	261,114

Total Auto Components		10,975,502

Automobiles - 0.1%
Winnebago Industries, Inc.*	9,184	252,101

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	5,396	394,933
Craft Brew Alliance, Inc.*	1,169	19,195

Total Beverages		414,128

Biotechnology - 1.6%
Acorda Therapeutics, Inc.*	61,883	1,806,983
BioSpecifics Technologies Corp.*	2,545	55,150
Emergent Biosolutions, Inc.*	18,092	415,935
Hyperion Therapeutics, Inc.*(a)	4,363	88,220
Insys Therapeutics, Inc.*	5,283	204,505
Ligand Pharmaceuticals, Inc. Class B*	2,545	133,867
Organovo Holdings, Inc.*(a)	22,790	252,285
PDL BioPharma, Inc.(a)	385,245	3,251,468
Repligen Corp.*	22,298	304,145

Total Biotechnology		6,512,558

Building Products - 0.7%
AAON, Inc.	15,543	496,599
American Woodmark Corp.*	6,480	256,154
Apogee Enterprises, Inc.	7,866	282,468
Gibraltar Industries, Inc.*	9,573	177,962
Griffon Corp.	8,389	110,819
Insteel Industries, Inc.	8,321	189,136
Patrick Industries, Inc.*	10,489	303,447
PGT, Inc.*	30,045	304,055
Trex Co., Inc.*	2,803	222,923
Universal Forest Products, Inc.	8,227	428,956

Total Building Products		2,772,519

Capital Markets - 1.4%
Calamos Asset Management, Inc. Class A	15,312	181,294
CorEnergy Infrastructure Trust, Inc.	4,415	31,435
Diamond Hill Investment Group, Inc.	2,173	257,153
FXCM, Inc. Class A	12,520	223,357
Greenhill & Co., Inc.	10,078	583,919
HFF, Inc. Class A*	24,098	647,031
INTL FCStone, Inc.*	16,359	303,296
Investment Technology Group, Inc.*	9,138	187,877
JMP Group, Inc.	8,607	63,692
Manning & Napier, Inc.	1,112	19,627
Oppenheimer Holdings, Inc. Class A	10,123	250,848
Piper Jaffray Cos.*	11,432	452,136
Walter Investment Management Corp.*	67,953	2,402,818
Westwood Holdings Group, Inc.	3,795	234,948

Total Capital Markets		5,839,431

Chemicals - 2.4%
A. Schulman, Inc.	13,223	466,243
American Pacific Corp.*	9,126	340,035
American Vanguard Corp.	24,233	588,619
Arabian American Development Co.*	12,463	156,411
Calgon Carbon Corp.*	28,012	576,207
Chase Corp.	3,556	125,527
Flotek Industries, Inc.*	32,043	643,103
FutureFuel Corp.	44,642	705,344
Hawkins, Inc.	5,709	212,318
Innophos Holdings, Inc.	11,674	567,356
Innospec, Inc.	17,896	827,153
Intrepid Potash, Inc.*	37,824	599,132
KMG Chemicals, Inc.	6,350	107,251
Koppers Holdings, Inc.	16,086	735,934
Landec Corp.*	14,073	170,565
LSB Industries, Inc.*	3,415	140,083
Omnova Solutions, Inc.*	17,146	156,200
Penford Corp.*	4,086	52,505
Quaker Chemical Corp.	9,142	704,574
Stepan Co.	14,976	982,875
Tredegar Corp.	17,340	499,565
Zep, Inc.	11,023	200,178
Zoltek Cos., Inc.*	7,405	124,034

Total Chemicals		9,681,212

Commercial Banks - 11.1%
1st Source Corp.	17,786	568,085
1st United Bancorp, Inc.	9,385	71,420
Access National Corp.	9,002	134,580
American National Bankshares, Inc.	7,993	209,816
Ameris Bancorp*(a)	13,035	275,169
Arrow Financial Corp.(a)	10,246	272,134

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
BancFirst Corp.	8,029	$450,106
Bancorp, Inc. (The)*	17,837	319,461
Bank of Kentucky Financial Corp. (The)	6,575	242,617
Banner Corp.	14,060	630,169
BBCN Bancorp, Inc.	65,943	1,093,994
Boston Private Financial Holdings, Inc.	37,160	468,959
Bridge Bancorp, Inc.	6,415	166,790
Bridge Capital Holdings*	8,327	171,037
Bryn Mawr Bank Corp.	10,069	303,882
C&F Financial Corp.	4,330	197,751
Camden National Corp.	6,823	288,067
Capital Bank Financial Corp. Class A*	17,391	395,645
Cardinal Financial Corp.	24,626	443,268
Center Bancorp, Inc.	7,364	138,149
Centerstate Banks, Inc.	14,604	148,231
Chemical Financial Corp.	21,841	691,704
City Holding Co.	12,697	588,252
CNB Financial Corp.	10,808	205,352
CoBiz Financial, Inc.	29,626	354,327
Columbia Banking System, Inc.	25,328	696,773
Community Bank System, Inc.	26,468	1,050,250
Community Trust Bancorp, Inc.	13,497	609,525
ConnectOne Bancorp, Inc.*	2,547	100,938
Customers Bancorp, Inc.*	19,942	408,013
Enterprise Bancorp, Inc.	6,092	128,968
Enterprise Financial Services Corp.	15,854	323,739
Farmers Capital Bank Corp.*	6,484	141,027
Fidelity Southern Corp.	19,645	326,303
Financial Institutions, Inc.	13,107	323,874
First Bancorp, Inc.	7,864	136,991
First Busey Corp.	49,625	287,825
First Commonwealth Financial Corp.	59,270	522,761
First Community Bancshares, Inc.	15,043	251,218
First Connecticut Bancorp, Inc.	4,255	68,591
First Financial Bancorp	43,884	764,898
First Financial Corp.	10,564	386,220
First Financial Holdings, Inc.	8,034	534,341
First Interstate BancSystem, Inc.	34,050	965,998
First Merchants Corp.	24,055	547,492
First Midwest Bancorp, Inc.	52,872	926,846
First NBC Bank Holding Co.*	12,658	408,853
Flushing Financial Corp.	21,397	442,918
German American Bancorp, Inc.	10,826	308,541
Great Southern Bancorp, Inc.	10,006	304,282
Hanmi Financial Corp.	25,473	557,604
Heartland Financial USA, Inc.	13,408	386,016
Heritage Financial Corp.	8,898	152,245
Home Federal Bancorp, Inc.	1,804	26,880
HomeTrust Bancshares, Inc.*	8,375	133,916
Horizon Bancorp	9,146	231,668
Hudson Valley Holding Corp.	8,210	167,074
Independent Bank Corp.	16,788	657,922
Independent Bank Group, Inc.	5,606	278,394
Intervest Bancshares Corp.*	18,173	136,479
Lakeland Bancorp, Inc.	23,534	291,116
Lakeland Financial Corp.	12,528	488,592
MainSource Financial Group, Inc.	19,460	350,864
Mercantile Bank Corp.	8,107	174,949
Merchants Bancshares, Inc.	6,098	204,283
Metro Bancorp, Inc.*	9,261	199,482
MetroCorp Bancshares, Inc.	11,045	166,448
MidSouth Bancorp, Inc.	7,497	133,896
MidWestOne Financial Group, Inc.	7,207	196,030
National Bank Holdings Corp. Class A	5,182	110,895
National Penn Bancshares, Inc.	64,924	735,589
NBT Bancorp, Inc.	27,677	716,834
NewBridge Bancorp*	19,231	144,233
Northrim BanCorp, Inc.	5,110	134,086
OFG Bancorp(a)	38,254	663,324
Old National Bancorp	83,406	1,281,950
OmniAmerican Bancorp, Inc.*	3,386	72,393
Pacific Continental Corp.	10,989	175,165
Pacific Premier Bancorp, Inc.*	6,900	108,606
Park National Corp.(a)	9,314	792,342
Park Sterling Corp.	21,309	152,146
Penns Woods Bancorp, Inc.	3,493	178,143
Peoples Bancorp, Inc.	9,308	209,523
Pinnacle Financial Partners, Inc.	21,751	707,560
Preferred Bank/Los Angeles CA*	11,110	222,756
Renasant Corp.	12,497	393,156
Republic Bancorp, Inc. Class A	10,842	266,063
S&T Bancorp, Inc.	23,804	602,479
S.Y. Bancorp, Inc.	10,761	343,491
Sandy Spring Bancorp, Inc.	20,747	584,858
Sierra Bancorp	8,617	138,648
Simmons First National Corp. Class A	9,739	361,804
Southside Bancshares, Inc.	16,560	452,750
Southwest Bancorp, Inc.*	8,480	135,002
StellarOne Corp.	13,551	326,173
Sterling Bancorp	25,240	337,459
Suffolk Bancorp*	5,655	117,624
Taylor Capital Group, Inc.*	18,601	494,415
Tompkins Financial Corp.	9,890	508,247
TowneBank	19,158	294,842
Trico Bancshares	11,815	335,192
Tristate Capital Holdings, Inc.*	8,648	102,565
Union First Market Bankshares Corp.	18,913	469,232
United Bankshares, Inc.(a)	34,781	1,093,862
United Community Banks, Inc.*	117,447	2,084,684
Univest Corp. of Pennsylvania	13,078	270,453
ViewPoint Financial Group	16,349	448,780
Virginia Commerce Bancorp, Inc.*	20,473	347,836
Washington Banking Co.	12,252	217,228
Washington Trust Bancorp, Inc.	11,547	429,779
WesBanco, Inc.	25,138	804,416
West Bancorp., Inc.	11,422	180,696
Westamerica Bancorp.	16,303	920,467
Wilshire Bancorp, Inc.	59,356	648,761

Total Commercial Banks		44,846,515

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	38,489	1,100,400
ACCO Brands Corp.*	21,630	145,354
Brink’s Co. (The)	45,293	1,546,303
CECO Environmental Corp.	7,739	125,140
Consolidated Graphics, Inc.*	6,106	411,789
Courier Corp.	8,151	147,452
EnerNOC, Inc.*	12,344	212,440
Ennis, Inc.	22,218	393,259
Fuel Tech, Inc.*	6,390	45,305
G&K Services, Inc. Class A	10,054	625,660
Heritage-Crystal Clean, Inc.*	1,307	26,780
InnerWorkings, Inc.*	98,447	766,902
Interface, Inc.	24,959	548,100
Intersections, Inc.	7,506	58,472
Kimball International, Inc. Class B	18,300	275,049
Knoll, Inc.	28,845	528,152
McGrath Rentcorp	14,376	572,165
Multi-Color Corp.	10,589	399,629
Performant Financial Corp.*	42,755	440,376
SP Plus Corp.*	584	15,207
Team, Inc.*	9,244	391,391

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
U.S. Ecology, Inc.	10,232	$380,528
Viad Corp.	2,944	81,784

Total Commercial Services & Supplies		9,237,637

Communications Equipment - 1.0%
ADTRAN, Inc.	15,487	418,304
Anaren, Inc.*	6,384	178,688
Aware, Inc.*	12,220	74,664
Bel Fuse, Inc. Class B	3,987	84,963
Black Box Corp.	13,817	411,746
CalAmp Corp.*	20,966	586,419
Clearfield, Inc.*	3,065	62,036
Comtech Telecommunications Corp.	6,619	208,631
Digi International, Inc.*	6,842	82,925
Harmonic, Inc.*	52,790	389,590
Ixia*	19,013	253,063
KVH Industries, Inc.*	6,430	83,783
NETGEAR, Inc.*	25,401	836,709
Numerex Corp. Class A*	1,465	18,972
Oplink Communications, Inc.*	6,987	129,958
Ruckus Wireless, Inc.*	2,475	35,145
TESSCO Technologies, Inc.	5,690	229,421

Total Communications Equipment		4,085,017

Computers & Peripherals - 0.7%
Datalink Corp.*	10,305	112,325
Immersion Corp.*	4,439	46,077
QLogic Corp.*	57,687	682,437
Super Micro Computer, Inc.*	20,825	357,357
Synaptics, Inc.*(a)	32,673	1,692,788

Total Computers & Peripherals		2,890,984

Construction & Engineering - 1.4%
Aegion Corp.*	27,152	594,357
Ameresco, Inc. Class A*	9,528	92,041
Argan, Inc.	14,316	394,549
Comfort Systems USA, Inc.	16,765	325,073
Dycom Industries, Inc.*	19,023	528,649
Furmanite Corp.*	17,005	180,593
MYR Group, Inc.*	18,154	455,302
Northwest Pipe Co.*	6,967	263,074
Pike Corp.*	35,105	371,060
Primoris Services Corp.	28,366	883,034
Tutor Perini Corp.*	52,568	1,382,538

Total Construction & Engineering		5,470,270

Construction Materials - 0.1%
Headwaters, Inc.*	9,977	97,675
United States Lime & Minerals, Inc.*	3,579	218,927

Total Construction Materials		316,602

Consumer Finance - 1.6%
Cash America International, Inc.	52,046	1,993,362
Encore Capital Group, Inc.*(a)	19,988	1,004,597
EZCORP, Inc. Class A*	104,900	1,226,281
Green Dot Corp. Class A*	19,701	495,480
Regional Management Corp.*	10,492	355,993
World Acceptance Corp.*(a)	15,315	1,340,522

Total Consumer Finance		6,416,235

Containers & Packaging - 0.2%
AEP Industries, Inc.*	3,905	206,301
Myers Industries, Inc.	19,657	415,156

Total Containers & Packaging		621,457

Distributors - 0.2%
Core-Mark Holding Co., Inc.	6,212	471,677
VOXX International Corp.*	18,467	308,399
Weyco Group, Inc.	6,095	179,376

Total Distributors		959,452

Diversified Consumer Services - 1.2%
American Public Education, Inc.*(a)	13,621	592,105
Bridgepoint Education, Inc.*(a)	47,311	837,878
Capella Education Co.	6,482	430,664
Carriage Services, Inc.	10,418	203,464
Collectors Universe, Inc.(a)	4,733	81,171
Corinthian Colleges, Inc.*	15,566	27,707
ITT Educational Services, Inc.*(a)	28,539	958,340
K12, Inc.*	9,841	214,042
LifeLock, Inc.*	2,545	41,763
Mac-Gray Corp.	4,545	96,490
Matthews International Corp. Class A	17,929	763,955
Strayer Education, Inc.*(a)	19,330	666,305
Universal Technical Institute, Inc.	4,761	66,225

Total Diversified Consumer Services		4,980,109

Diversified Financial Services - 0.8%
Gain Capital Holdings, Inc.	39,156	294,062
Interactive Brokers Group, Inc. Class A	22,250	541,565
Marlin Business Services Corp.	7,982	201,146
NewStar Financial, Inc.*	19,493	346,391
PHH Corp.*	78,609	1,914,129

Total Diversified Financial Services		3,297,293

Diversified Telecommunication Services - 0.8%
8x8, Inc.*	8,366	84,998
Atlantic Tele-Network, Inc.	5,574	315,321
Consolidated Communications Holdings, Inc.(a)	18,665	366,394
General Communication, Inc. Class A*	22,282	248,444
Inteliquent, Inc.	17,571	200,661
Iridium Communications, Inc.*(a)	126,997	795,001
Lumos Networks Corp.	8,496	178,416
Premiere Global Services, Inc.*	35,264	408,710
Vonage Holdings Corp.*	144,014	479,567

Total Diversified Telecommunication Services		3,077,512

Electric Utilities - 1.0%
El Paso Electric Co.	35,342	1,240,858
Empire District Electric Co. (The)	34,018	771,868
MGE Energy, Inc.	17,182	994,838
Otter Tail Corp.	24,401	714,217
Unitil Corp.	8,168	249,042

Total Electric Utilities		3,970,823

Electrical Equipment - 1.0%
AZZ, Inc.	13,894	678,861
Coleman Cable, Inc.	13,744	360,368
Encore Wire Corp.	10,193	552,461
Global Power Equipment Group, Inc.	10,106	197,775
GrafTech International Ltd.*	43,366	487,000
II-VI, Inc.*	33,992	598,259
LSI Industries, Inc.	2,975	25,793
Orion Energy Systems, Inc.*	5,219	35,489
Powell Industries, Inc.	6,389	427,999
PowerSecure International, Inc.*	5,499	94,418
Preformed Line Products Co.	4,002	292,786
Thermon Group Holdings, Inc.*	8,170	223,286

Total Electrical Equipment		3,974,495

Electronic Equipment, Instruments & Components - 3.1%
Agilysys, Inc.*	1,408	19,599
Audience, Inc.*	9,318	108,462
Badger Meter, Inc.	5,526	301,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
Benchmark Electronics, Inc.*	35,181	$811,978
Coherent, Inc.*	11,742	873,487
Daktronics, Inc.	19,254	301,903
Electro Rent Corp.	15,916	294,764
FARO Technologies, Inc.*	4,921	286,894
Insight Enterprises, Inc.*	39,064	887,143
Invensense, Inc.*(a)	41,073	853,497
Itron, Inc.*	7,478	309,814
Key Tronic Corp.*	9,587	105,649
Maxwell Technologies, Inc.*	19,495	151,476
Measurement Specialties, Inc.*	7,928	481,150
Mesa Laboratories, Inc.	1,469	115,434
Methode Electronics, Inc.	13,031	445,530
MTS Systems Corp.	10,946	779,903
OSI Systems, Inc.*	11,214	595,576
Park Electrochemical Corp.	9,817	281,944
PC Connection, Inc.	12,374	307,494
PCM, Inc.*	8,020	82,365
Plexus Corp.*	24,967	1,080,821
RF Industries Ltd.	6,662	61,224
Rofin-Sinar Technologies, Inc.*	17,872	482,901
Rogers Corp.*	7,176	441,324
Sanmina Corp.*	50,292	839,876
Scansource, Inc.*	16,629	705,569
TTM Technologies, Inc.*	21,344	183,132
Universal Display Corp.*(a)	8,076	277,491
Vishay Precision Group, Inc.*	7,444	110,841
Zygo Corp.*	4,650	68,727

Total Electronic Equipment, Instruments & Components		12,647,135

Energy Equipment & Services - 1.6%
Bolt Technology Corp.	4,562	100,410
C&J Energy Services, Inc.*(a)	51,243	1,183,713
Dawson Geophysical Co.*	4,166	140,894
Era Group, Inc.*	7,681	237,036
Geospace Technologies Corp.*	9,510	901,833
Gulf Island Fabrication, Inc.	1,381	32,067
Gulfmark Offshore, Inc. Class A	9,914	467,247
Hercules Offshore, Inc.*	135,580	885,337
Key Energy Services, Inc.*	9,328	73,691
Matrix Service Co.*	15,004	367,148
Mitcham Industries, Inc.*	6,750	119,542
Natural Gas Services Group, Inc.*	6,503	179,288
Newpark Resources*	68,054	836,384
Nuverra Environmental Solutions, Inc.*	1	17
Parker Drilling Co.*	8,657	70,381
PHI, Inc.*	10,576	458,998
RigNet, Inc.*	4,384	210,125
TETRA Technologies, Inc.*	4,052	50,083
TGC Industries, Inc.*	5,813	42,435

Total Energy Equipment & Services		6,356,629

Food & Staples Retailing - 0.7%
Andersons, Inc. (The)	10,244	913,458
Arden Group, Inc. Class A	1,235	156,240
Chefs’ Warehouse, Inc. (The)*	8,030	234,155
Ingles Markets, Inc. Class A	7,717	209,131
Natural Grocers by Vitamin Cottage, Inc.*	3,124	132,614
Roundy’s, Inc.	45,704	450,641
Spartan Stores, Inc.	13,822	335,598
Susser Holdings Corp.*	3,861	252,857
Village Super Market, Inc. Class A	9,236	286,408

Total Food & Staples Retailing		2,971,102

Food Products - 1.6%
Alico, Inc.	2,713	105,454
Annie’s, Inc.*(a)	3,772	162,347
Boulder Brands, Inc.*	7,346	116,508
Calavo Growers, Inc.	7,618	230,521
Cal-Maine Foods, Inc.	15,167	913,508
Dean Foods Co.*	93,930	1,614,657
Inventure Foods, Inc.*	6,850	90,831
J&J Snack Foods Corp.	9,400	832,746
John B. Sanfilippo & Son, Inc.	9,219	227,525
Lifeway Foods, Inc.	5,021	80,236
Limoneira Co.	2,931	77,935
Omega Protein Corp.*	20,460	251,453
Post Holdings, Inc.*	2,409	118,691
Sanderson Farms, Inc.	16,373	1,184,259
Seneca Foods Corp. Class A*	10,784	343,902

Total Food Products		6,350,573

Gas Utilities - 0.5%
Chesapeake Utilities Corp.	7,225	433,644
Laclede Group, Inc. (The)	16,132	734,651
Northwest Natural Gas Co.	17,674	756,801

Total Gas Utilities		1,925,096

Health Care Equipment & Supplies - 1.7%
Abaxis, Inc.*	6,265	250,725
ABIOMED, Inc.*	3,127	83,616
Analogic Corp.	4,480	396,749
Anika Therapeutics, Inc.*	6,995	266,929
ArthroCare Corp.*	5,433	218,624
Atrion Corp.	1,172	347,205
Cantel Medical Corp.	14,636	496,307
CONMED Corp.	12,187	517,948
CryoLife, Inc.	10,852	120,349
Exactech, Inc.*	7,365	174,992
Greatbatch, Inc.*	6,539	289,285
ICU Medical, Inc.*	7,759	494,326
Integra LifeSciences Holdings Corp.*	4,078	194,561
Masimo Corp.*	28,178	823,643
Medical Action Industries, Inc.*	4,100	35,096
Meridian Bioscience, Inc.	19,102	506,776
Merit Medical Systems, Inc.*	10,824	170,370
Natus Medical, Inc.*	10,651	239,648
NuVasive, Inc.*	3,849	124,438
PhotoMedex, Inc.*(a)	22,070	285,807
Quidel Corp.*(a)	7,375	227,814
SurModics, Inc.*	6,791	165,632
Utah Medical Products, Inc.	2,277	130,153
Vascular Solutions, Inc.*	6,875	159,156

Total Health Care Equipment & Supplies		6,720,149

Health Care Providers & Services - 3.2%
Accretive Health, Inc.*(a)	23,419	214,518
Addus HomeCare Corp.*	5,895	132,343
Almost Family, Inc.*	5,106	165,077
Amedisys, Inc.*	19,572	286,338
AMN Healthcare Services, Inc.*	29,057	427,138
Amsurg Corp.*	18,812	863,847
Bio-Reference Labs, Inc.*(a)	22,449	573,347
Chemed Corp.(a)	16,532	1,266,682
Corvel Corp.*	8,715	406,990
Ensign Group, Inc. (The)	4,210	186,377
Five Star Quality Care, Inc.*	22,989	126,210
Hanger, Inc.*	22,705	893,215
IPC The Hospitalist Co., Inc.*	8,115	481,950
Landauer, Inc.	3,650	192,026
LHC Group, Inc.*	13,331	320,477
Magellan Health Services, Inc.*	32,408	1,941,563
Molina Healthcare, Inc.*	31,109	1,081,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
National Research Corp. Class B(a)	3,114	$108,087
PharMerica Corp.*	22,881	491,941
Providence Service Corp. (The)*	8,815	226,722
Select Medical Holdings Corp.	149,954	1,740,966
Triple-S Management Corp. Class B*	32,431	630,459
U.S. Physical Therapy, Inc.	6,419	226,334
Universal American Corp.	7,317	53,414

Total Health Care Providers & Services		13,037,059

Health Care Technology - 0.4%
Computer Programs & Systems, Inc.	6,597	407,761
HealthStream, Inc.*	3,344	109,583
MedAssets, Inc.*	3,859	76,524
Omnicell, Inc.*	11,429	291,782
Quality Systems, Inc.	31,257	658,272

Total Health Care Technology		1,543,922

Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises*	12,173	468,660
Biglari Holdings, Inc.*	295	149,459
BJ’s Restaurants, Inc.*	11,744	364,769
Bob Evans Farms, Inc.	19,442	983,571
Bravo Brio Restaurant Group, Inc.*	11,033	179,507
CEC Entertainment, Inc.	13,636	603,802
Churchill Downs, Inc.	8,648	775,293
Chuy’s Holdings, Inc.*	3,826	137,812
Del Frisco’s Restaurant Group, Inc.*	8,968	211,376
DineEquity, Inc.	9,629	804,503
Einstein Noah Restaurant Group, Inc.	10,871	157,629
Fiesta Restaurant Group, Inc.*	4,558	238,110
International Speedway Corp. Class A	19,572	694,610
Interval Leisure Group, Inc.	32,110	992,199
Kona Grill, Inc.*	2,999	55,541
Krispy Kreme Doughnuts, Inc.*	15,394	296,950
Marcus Corp.	20,016	269,015
Monarch Casino & Resort, Inc.*	11,709	235,117
Multimedia Games Holding Co., Inc.*	14,710	461,306
Nathan’s Famous, Inc.*	1,382	69,667
Noodles & Co.*(a)	1,867	67,063
Penn National Gaming, Inc.*	126,142	1,807,615
Red Robin Gourmet Burgers, Inc.*	5,678	417,560
Ruth’s Hospitality Group, Inc.	19,912	282,950
Sonic Corp.*	22,662	457,546
Speedway Motorsports, Inc.	13,483	267,638
Town Sports International Holdings, Inc.	10,973	161,961

Total Hotels, Restaurants & Leisure		11,611,229

Household Durables - 3.2%
Bassett Furniture Industries, Inc.	13,057	199,511
Cavco Industries, Inc.*	1,640	112,668
CSS Industries, Inc.	8,393	240,711
Dixie Group, Inc. (The)*	2,953	38,980
Ethan Allen Interiors, Inc.	13,992	425,637
Flexsteel Industries, Inc.	6,321	194,244
Hooker Furniture Corp.	6,871	114,608
iRobot Corp.*	6,642	230,942
KB Home(a)	14,589	266,687
La-Z-Boy, Inc.	25,449	788,919
Libbey, Inc.*	14,790	310,590
Lifetime Brands, Inc.	8,063	126,831
M.D.C. Holdings, Inc.*	132,258	4,263,998
M/I Homes, Inc.*	74,999	1,908,725
Meritage Homes Corp.*	50,415	2,419,416
NACCO Industries, Inc. Class A	5,685	353,550
Skullcandy, Inc.*(a)	13,140	94,739
TRI Pointe Homes, Inc.*(a)	9,422	187,780
Universal Electronics, Inc.*	7,096	270,429
William Lyon Homes Class A*	5,248	116,191
Zagg, Inc.*	23,446	101,990

Total Household Durables		12,767,146

Household Products - 0.3%
Central Garden and Pet Co. Class A*	20,734	139,955
Oil-Dri Corp. of America	5,065	191,660
Orchids Paper Products Co.	5,166	169,651
WD-40 Co.	6,974	520,818

Total Household Products		1,022,084

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	14,125	581,103

Insurance - 3.5%
American Equity Investment Life Holding Co.	120,062	3,167,236
AMERISAFE, Inc.	11,410	481,958
Baldwin & Lyons, Inc. Class B	11,550	315,546
Citizens, Inc. Class A*	5,897	51,599
Eastern Insurance Holdings, Inc.	5,719	140,058
eHealth, Inc.*	1,975	91,818
EMC Insurance Group, Inc.	9,275	284,000
Employers Holdings, Inc.	57,285	1,813,070
HCI Group, Inc.(a)	15,749	842,571
Horace Mann Educators Corp.	39,209	1,236,652
Infinity Property & Casualty Corp.	2,874	206,210
Investors Title Co.	2,465	199,616
National Interstate Corp.	9,183	211,209
Navigators Group, Inc. (The)*	11,556	729,877
Safety Insurance Group, Inc.	11,910	670,533
Selective Insurance Group, Inc.	32,275	873,362
Stewart Information Services Corp.	44,548	1,437,564
United Fire Group, Inc.	19,867	569,388
Universal Insurance Holdings, Inc.	42,785	619,527

Total Insurance		13,941,794

Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A*	38,188	206,597
Blue Nile, Inc.*	2,860	134,677
Nutrisystem, Inc.	3,960	65,102
Overstock.com, Inc.*(a)	10,709	329,730
PetMed Express, Inc.(a)	14,388	239,273

Total Internet & Catalog Retail		975,379

Internet Software & Services - 1.3%
Blucora, Inc.*	13,953	406,869
Constant Contact, Inc.*	4,450	138,261
Dice Holdings, Inc.*	57,356	415,831
Envestnet, Inc.*	1,263	50,899
Liquidity Services, Inc.*(a)	23,957	542,866
Monster Worldwide, Inc.*	37,738	269,072
Move, Inc.*	2,476	39,591
NIC, Inc.	19,006	472,679
Perficient, Inc.*	12,006	281,181
Reis, Inc.*	5,454	104,880
Responsys, Inc.*	1,137	31,165
SPS Commerce, Inc.*	243	15,868
Stamps.com, Inc.*	10,716	451,144
Support.com, Inc.*	28,872	109,425
Travelzoo, Inc.*	10,862	231,578
United Online, Inc.	16,997	233,879
ValueClick, Inc.*	50,114	1,171,164
XO Group, Inc.*	10,636	158,051
Xoom Corp.*	1,617	44,257
Zix Corp.*	29,396	134,046

Total Internet Software & Services		5,302,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
IT Services - 2.9%
Blackhawk Network Holdings, Inc.*	21,425	$541,196
CACI International, Inc. Class A*	26,744	1,958,196
Cass Information Systems, Inc.	4,895	329,678
Computer Task Group, Inc.	10,848	205,027
CSG Systems International, Inc.	25,393	746,554
EPAM Systems, Inc.*	21,562	753,376
ExlService Holdings, Inc.*	21,162	584,495
Forrester Research, Inc.	5,082	194,437
Global Cash Access Holdings, Inc.*	30,294	302,637
Hackett Group, Inc. (The)	31,084	193,032
Heartland Payment Systems, Inc.	19,790	986,334
Higher One Holdings, Inc.*	26,165	255,370
Lionbridge Technologies, Inc.*	20,842	124,218
ManTech International Corp. Class A	35,438	1,060,659
MoneyGram International, Inc.*	29,655	616,231
PRGX Global, Inc.*	14,365	96,533
SYKES Enterprises, Inc.*	23,437	511,161
TeleTech Holdings, Inc.*	37,147	889,299
Unisys Corp.*	25,927	870,369
Virtusa Corp.*	11,366	432,931

Total IT Services		11,651,733

Leisure Equipment & Products - 1.2%
Arctic Cat, Inc.	9,671	551,054
Johnson Outdoors, Inc. Class A	7,135	192,288
LeapFrog Enterprises, Inc.*(a)	129,882	1,031,263
Nautilus, Inc.*	45,828	386,330
Smith & Wesson Holding Corp.*(a)	88,036	1,187,606
Sturm Ruger & Co., Inc.(a)	18,279	1,336,012

Total Leisure Equipment & Products		4,684,553

Life Sciences Tools & Services - 0.2%
Albany Molecular Research, Inc.*	13,211	133,167
Cambrex Corp.*	45,074	803,669
Luminex Corp.*	1,769	34,319

Total Life Sciences Tools & Services		971,155

Machinery - 4.8%
Alamo Group, Inc.	8,476	514,408
Albany International Corp. Class A	27,344	982,470
Altra Industrial Motion Corp.	11,147	381,450
American Railcar Industries, Inc.(a)	24,464	1,119,228
Ampco-Pittsburgh Corp.	4,916	95,616
Astec Industries, Inc.	12,361	477,505
Blount International, Inc.*	33,759	488,493
Briggs & Stratton Corp.	21,061	458,287
CIRCOR International, Inc.	7,626	616,028
Columbus McKinnon Corp.*	19,737	535,662
Douglas Dynamics, Inc.	1,621	27,265
Dynamic Materials Corp.	6,148	133,658
EnPro Industries, Inc.*	7,301	420,903
ESCO Technologies, Inc.	11,615	397,930
Federal Signal Corp.*	123,595	1,810,667
Flow International Corp.*	9,133	36,897
Global Brass & Copper Holdings, Inc.	3,014	49,882
Gorman-Rupp Co. (The)	12,110	404,837
Graham Corp.	4,071	147,737
Greenbrier Cos., Inc (The)*	19,587	643,237
Hardinge, Inc.	8,267	119,624
Hurco Cos., Inc.	5,051	126,326
Hyster-Yale Materials Handling, Inc.	16,421	1,529,780
John Bean Technologies Corp.	17,634	517,205
Kadant, Inc.	8,623	349,404
L.B. Foster Co. Class A	7,897	373,449
Lindsay Corp.(a)	10,890	901,148
Lydall, Inc.*	12,511	220,444
Miller Industries, Inc.	6,238	116,214
Mueller Water Products, Inc. Class A	50,504	473,222
NN, Inc.	13,822	279,066
RBC Bearings, Inc.*	9,953	704,175
Standex International Corp.	8,815	554,287
Sun Hydraulics Corp.	11,811	482,243
Tennant Co.	8,556	580,182
Titan International, Inc.	7,337	131,919
Trimas Corp.*	17,640	703,660
Twin Disc, Inc.	1,439	37,256
Wabash National Corp.*	122,416	1,511,838

Total Machinery		19,453,602

Marine - 0.2%
International Shipholding Corp.	1,239	36,550
Matson, Inc.	32,760	855,364

Total Marine		891,914

Media - 1.9%
Carmike Cinemas, Inc.*	46,726	1,300,852
Entercom Communications Corp. Class A*(a)	17,823	187,320
EW Scripps Co. Class A*	14,372	312,160
Gray Television, Inc.*	11,485	170,897
Harte-Hanks, Inc.	60,453	472,742
Journal Communications, Inc. Class A*	40,603	378,014
Lee Enterprises, Inc.*(a)	15,056	52,244
National CineMedia, Inc.	14,223	283,891
Nexstar Broadcasting Group, Inc. Class A	41,230	2,297,748
Saga Communications, Inc. Class A	2,606	131,082
Scholastic Corp.	16,596	564,430
Valassis Communications, Inc.	40,341	1,381,679
World Wrestling Entertainment, Inc. Class A	10,304	170,840

Total Media		7,703,899

Metals & Mining - 0.9%
Allied Nevada Gold Corp.*(a)	133,509	473,957
AMCOL International Corp.	9,115	309,728
Gold Resource Corp.	37,143	168,258
Haynes International, Inc.	6,513	359,778
Kaiser Aluminum Corp.	14,165	994,949
Materion Corp.	11,481	354,189
Olympic Steel, Inc.	1,916	55,526
RTI International Metals, Inc.*	12,625	431,901
SunCoke Energy, Inc.*	22,101	504,124

Total Metals & Mining		3,652,410

Multiline Retail - 0.2%
Bon-Ton Stores, Inc. (The)(a)	7,426	120,895
Fred’s, Inc. Class A	21,991	407,274
Gordmans Stores, Inc.	26,587	203,922

Total Multiline Retail		732,091

Multi-Utilities - 0.3%
Avista Corp.	48,073	1,355,178

Oil, Gas & Consumable Fuels - 3.9%
Alon USA Energy, Inc.	42,247	698,765
Approach Resources, Inc.*(a)	4,464	86,111
Cloud Peak Energy, Inc.*	48,769	877,842
Contango Oil & Gas Co.*	5,133	242,586
EPL Oil & Gas, Inc.*	49,182	1,401,687
Evolution Petroleum Corp.	6,504	80,259
Gastar Exploration, Inc.*	86,767	600,428
Green Plains Renewable Energy, Inc.	37,679	730,596
Harvest Natural Resources, Inc.*	29,680	134,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
Matador Resources Co.*	6,218	$115,903
Northern Oil and Gas, Inc.*	47,152	710,581
Panhandle Oil and Gas, Inc. Class A	3,061	102,268
PBF Energy, Inc. Class A	113,052	3,556,616
Renewable Energy Group, Inc.*	176,260	2,019,940
Resolute Energy Corp.*	3,113	28,110
REX American Resources Corp.*	1,393	62,281
Rex Energy Corp.*	7,171	141,340
Stone Energy Corp.*	61,471	2,126,282
Swift Energy Co.*(a)	32,567	439,654
Synergy Resources Corp.*	14,979	138,706
Triangle Petroleum Corp.*	1,329	11,057
W&T Offshore, Inc.	67,759	1,084,144
Warren Resources, Inc.*	121,974	382,998

Total Oil, Gas & Consumable Fuels		15,772,308

Paper & Forest Products - 1.3%
Boise Cascade Co.*	49,625	1,462,945
Clearwater Paper Corp.*	10,689	561,172
Deltic Timber Corp.	4,960	336,982
Neenah Paper, Inc.	13,310	569,269
PH Glatfelter Co.	24,468	676,296
Schweitzer-Mauduit International, Inc.	28,244	1,453,719

Total Paper & Forest Products		5,060,383

Personal Products - 1.0%
Elizabeth Arden, Inc.*	14,701	521,150
Inter Parfums, Inc.	41,297	1,478,846
Medifast, Inc.*	9,877	258,086
Nutraceutical International Corp.*	7,561	202,484
Revlon, Inc. Class A*	21,088	526,356
USANA Health Sciences, Inc.*(a)	13,117	991,383

Total Personal Products		3,978,305

Pharmaceuticals - 0.7%
Auxilium Pharmaceuticals, Inc.*	70,331	1,458,665
Hi-Tech Pharmacal Co., Inc.*	7,833	339,874
Impax Laboratories, Inc.*	8,968	225,455
Lannett Co., Inc.*	1,606	53,159
Sagent Pharmaceuticals, Inc.*	9,354	237,405
Sciclone Pharmaceuticals, Inc.*	29,512	148,740
Sucampo Pharmaceuticals, Inc. Class A*	26,216	246,430

Total Pharmaceuticals		2,709,728

Professional Services - 1.9%
Barrett Business Services, Inc.	2,604	241,495
CBIZ, Inc.*	39,244	357,905
CDI Corp.	11,143	206,480
CRA International, Inc.*	6,996	138,521
Exponent, Inc.	6,362	492,673
Franklin Covey Co.*	9,900	196,812
GP Strategies Corp.*	10,393	309,607
Heidrick & Struggles International, Inc.	2,869	57,782
Huron Consulting Group, Inc.*	12,904	809,339
ICF International, Inc.*	14,971	519,643
Insperity, Inc.	15,150	547,369
Kelly Services, Inc. Class A	27,474	685,201
Kforce, Inc.	17,182	351,544
Korn/Ferry International*	13,431	350,818
Mistras Group, Inc.*	14,178	296,037
Navigant Consulting, Inc.*	36,599	702,701
Resources Connection, Inc.	17,603	252,251
RPX Corp.*	34,093	576,172
TrueBlue, Inc.*	19,906	513,177
VSE Corp.	4,349	208,795

Total Professional Services		7,814,322

Real Estate Investment Trusts (REITs) - 2.3%
Acadia Realty Trust	16,085	399,391
Agree Realty Corp.	7,475	216,925
Alexander’s, Inc.	1,521	501,930
American Assets Trust, Inc.	5,310	166,893
AmREIT, Inc.	3,628	60,950
Armada Hoffler Properties, Inc.	9,557	88,689
Associated Estates Realty Corp.	4,649	74,617
Aviv REIT, Inc.	3,537	83,827
Campus Crest Communities, Inc.	11,436	107,613
Cedar Realty Trust, Inc.	28,453	178,116
Chatham Lodging Trust	239	4,888
Chesapeake Lodging Trust	17,326	438,175
Coresite Realty Corp.	3,638	117,107
DuPont Fabros Technology, Inc.	8,740	215,965
Education Realty Trust, Inc.	4,269	37,653
Franklin Street Properties Corp.	19,553	233,658
Getty Realty Corp.	15,198	279,187
Government Properties Income Trust	28,534	709,070
Hersha Hospitality Trust	14,402	80,219
Inland Real Estate Corp.	129,600	1,363,392
Investors Real Estate Trust	10,119	86,821
LTC Properties, Inc.	17,389	615,397
Monmouth Real Estate Investment Corp. Class A	15,871	144,267
One Liberty Properties, Inc.	6,829	137,468
Potlatch Corp.	20,553	857,882
Ramco-Gershenson Properties Trust	5,942	93,527
Retail Opportunity Investments Corp.(a)	8,158	120,086
Sabra Health Care REIT, Inc.	9,924	259,413
Saul Centers, Inc.	2,080	99,278
Select Income REIT	40,426	1,080,991
Sun Communities, Inc.	2,600	110,864
UMH Properties, Inc.	1,855	17,474
Universal Health Realty Income Trust	4,414	176,825
Urstadt Biddle Properties, Inc. Class A	4,367	80,571
Washington Real Estate Investment Trust(a)	2,459	57,442
Whitestone REIT	1,414	18,905
Winthrop Realty Trust	12,830	141,772

Total Real Estate Investment Trusts (REITs)		9,457,248

Real Estate Management & Development - 0.1%
Consolidated-Tomoka Land Co.	517	18,762
Forestar Group, Inc.*	17,233	366,546
Tejon Ranch Co.*	2,100	77,196

Total Real Estate Management & Development		462,504

Road & Rail - 0.9%
Celadon Group, Inc.	15,744	306,693
Heartland Express, Inc.	34,910	684,934
Knight Transportation, Inc.	43,600	799,624
Marten Transport Ltd.	20,436	412,603
Quality Distribution, Inc.*	15,020	192,707
Roadrunner Transportation Systems, Inc.*	24,071	648,713
Saia, Inc.*	16,257	521,037

Total Road & Rail		3,566,311

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc.*	1,991	45,514
Amkor Technology, Inc.*	242,729	1,487,929
ATMI, Inc.*	15,942	481,608
Brooks Automation, Inc.	3,982	41,771
Cabot Microelectronics Corp.*	14,960	683,672
Ceva, Inc.*	5,494	83,619
Cirrus Logic, Inc.*	95,779	1,956,765

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
Diodes, Inc.*	12,426	$292,757
DSP Group, Inc.*	1,687	16,381
Entegris, Inc.*	74,835	868,086
Exar Corp.*	9,605	113,243
GSI Technology, Inc.*	3,218	21,368
Integrated Device Technology, Inc.*	10,377	105,742
Integrated Silicon Solution, Inc.*	10,402	125,760
IXYS Corp.	4,522	58,650
Lattice Semiconductor Corp.*	21,427	118,063
MA-COM Technology Solutions Holdings, Inc.*	13,683	232,474
Micrel, Inc.	14,590	144,003
MKS Instruments, Inc.	7,932	237,484
Monolithic Power Systems, Inc.*	6,374	220,923
Omnivision Technologies, Inc.*	49,075	844,090
PDF Solutions, Inc.*	19,920	510,350
Peregrine Semiconductor Corp.*(a)	12,311	91,225
Photronics, Inc.*	24,298	219,411
PLX Technology, Inc.*	13,368	87,961
Power Integrations, Inc.	11,810	659,234
Rudolph Technologies, Inc.*	34,503	405,065
Silicon Image, Inc.*	29,453	181,136
Silicon Laboratories, Inc.*	16,313	706,516
Supertex, Inc.*	4,170	104,458
Ultra Clean Holdings*	4,297	43,099
Ultratech, Inc.*	9,354	271,266

Total Semiconductors & Semiconductor Equipment		11,459,623

Software - 1.7%
Actuate Corp.*	12,067	93,037
American Software, Inc. Class A	12,360	121,993
Blackbaud, Inc.	8,082	304,287
Digimarc Corp.	1,512	29,121
Document Security Systems, Inc.*	39,570	81,910
Ebix, Inc.(a)	55,418	815,753
Ellie Mae, Inc.*	6,788	182,394
EPIQ Systems, Inc.	12,034	195,071
ePlus, Inc.*	7,396	420,389
Interactive Intelligence Group, Inc.*	1,561	105,149
MicroStrategy, Inc. Class A*	2,002	248,729
Monotype Imaging Holdings, Inc.	13,161	419,309
Netscout Systems, Inc.*	18,336	542,562
Progress Software Corp.*	18,358	474,187
PROS Holdings, Inc.*	1,787	71,301
Qualys, Inc.*	1,366	31,568
SeaChange International, Inc.*	5,851	71,148
Synchronoss Technologies, Inc.*	6,227	193,473
Tangoe, Inc.*(a)	3,800	68,438
TeleCommunication Systems, Inc. Class A*	33,655	78,080
TeleNav, Inc.*	8,683	57,221
TiVo, Inc.*	187,340	2,457,901

Total Software		7,063,021

Specialty Retail - 4.4%
America’s Car-Mart, Inc.*	9,154	386,573
ANN, Inc.*	34,217	1,250,974
Asbury Automotive Group, Inc.*	23,235	1,248,649
Big 5 Sporting Goods Corp.	19,505	386,589
Brown Shoe Co., Inc.	21,066	592,797
Cato Corp. (The) Class A	23,329	741,862
Children’s Place Retail Stores, Inc. (The)*	12,990	740,040
Destination Maternity Corp.	10,351	309,288
Finish Line, Inc. (The) Class A	31,498	887,299
Francesca’s Holdings Corp.*	35,856	660,109
Group 1 Automotive, Inc.	17,935	1,273,744
Haverty Furniture Cos., Inc.	12,830	401,579
hhgregg, Inc.*(a)	26,613	371,784
Hibbett Sports, Inc.*(a)	14,271	959,154
Jos. A. Bank Clothiers, Inc.*	14,446	790,630
Kirkland’s, Inc.*	9,064	214,545
MarineMax, Inc.*	2,563	41,213
Mattress Firm Holding Corp.*(a)	14,315	616,118
Monro Muffler Brake, Inc.	11,216	632,134
New York & Co., Inc.*	15,476	67,630
PEP Boys-Manny Moe & Jack (The)*	6,038	73,301
Select Comfort Corp.*	39,325	829,364
Shoe Carnival, Inc.	13,019	377,681
Sonic Automotive, Inc. Class A	44,084	1,079,176
Stage Stores, Inc.	16,368	363,697
Stein Mart, Inc.	29,334	394,542
Tilly’s, Inc. Class A*	17,030	194,993
Vitamin Shoppe, Inc.*	15,893	826,595
West Marine, Inc.*	8,845	125,864
Winmark Corp.	2,432	225,252
Zale Corp.*	8,393	132,358
Zumiez, Inc.*	22,040	573,040

Total Specialty Retail		17,768,574

Textiles, Apparel & Luxury Goods - 1.5%
Charles & Colvard Ltd.*	6,412	32,381
Costa, Inc.*	3,535	76,815
Crocs, Inc.*	78,443	1,248,812
Culp, Inc.	8,308	169,899
Delta Apparel, Inc.*	4,274	72,572
G-III Apparel Group Ltd.*	11,692	862,753
Jones Group, Inc. (The)	16,760	250,730
Movado Group, Inc.	14,691	646,551
Oxford Industries, Inc.	6,654	536,778
Perry Ellis International, Inc.*	5,746	90,729
R.G. Barry Corp.	8,719	168,277
Rocky Brands, Inc.	6,737	98,158
Tumi Holdings, Inc.*	27,754	625,853
Unifi, Inc.*	11,267	306,913
Vera Bradley, Inc.*(a)	36,465	876,619

Total Textiles, Apparel & Luxury Goods		6,063,840

Thrifts & Mortgage Finance - 2.4%
Astoria Financial Corp.	57,322	792,763
Bank Mutual Corp.	20,358	142,710
Beneficial Mutual Bancorp, Inc.*	16,375	178,815
Berkshire Hills Bancorp, Inc.	18,920	515,948
Bofi Holding, Inc.*	6,795	532,932
Brookline Bancorp, Inc.	54,851	524,924
Dime Community Bancshares, Inc.	25,854	437,450
First Defiance Financial Corp.	9,820	255,025
First Financial Northwest, Inc.	22,059	228,752
Fox Chase Bancorp, Inc.	4,170	72,475
Franklin Financial Corp.*	5,672	112,192
Heritage Financial Group, Inc.*	4,535	87,299
HomeStreet, Inc.	17,852	357,040
Kearny Financial Corp.*	8,184	95,180
Meridian Interstate Bancorp, Inc.*	6,107	137,896
Meta Financial Group, Inc.	3,674	148,172
Northfield Bancorp, Inc.	16,807	221,852
Northwest Bancshares, Inc.	56,535	835,587
OceanFirst Financial Corp.	13,522	231,632
Oritani Financial Corp.	32,998	529,618
PennyMac Financial Services, Inc. Class A*	5,332	93,577
Provident Financial Holdings, Inc.	14,804	222,060
Provident Financial Services, Inc.	46,993	907,905

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund (EES)

December 31, 2013

Investments	Shares	Value
Rockville Financial, Inc.	14,838	$210,848
Territorial Bancorp, Inc.	7,977	185,066
Tree.com, Inc.*	209	6,864
TrustCo Bank Corp.	67,980	488,096
United Community Financial Corp.*	17,502	62,482
United Financial Bancorp, Inc.	6,166	116,476
Walker & Dunlop, Inc.*	32,852	531,217
Westfield Financial, Inc.	10,727	80,023
WSFS Financial Corp.	6,631	514,102

Total Thrifts & Mortgage Finance		9,856,978

Tobacco - 0.3%
Universal Corp.	20,216	1,103,794

Trading Companies & Distributors - 1.1%
Aceto Corp.	17,333	433,498
CAI International, Inc.*	32,627	769,019
DXP Enterprises, Inc.*	6,918	796,954
H&E Equipment Services, Inc.*	17,713	524,836
Houston Wire & Cable Co.	15,613	208,902
Kaman Corp.	19,569	777,476
Rush Enterprises, Inc. Class A*	21,617	640,944
Titan Machinery, Inc.*(a)	26,793	477,451

Total Trading Companies & Distributors		4,629,080

Water Utilities - 0.6%
American States Water Co.	27,087	778,209
Artesian Resources Corp. Class A	4,611	105,822
California Water Service Group	33,113	763,917
Connecticut Water Service, Inc.	7,123	252,938
Middlesex Water Co.	10,795	226,047
SJW Corp.	11,073	329,865
York Water Co.	5,691	119,113

Total Water Utilities		2,575,911

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*(a)	1,899	12,173
NTELOS Holdings Corp.	16,935	342,595
Shenandoah Telecommunications Co.	18,567	476,615
USA Mobility, Inc.	20,955	299,237

Total Wireless Telecommunication Services		1,130,620

TOTAL COMMON STOCKS (Cost: $349,774,547)		403,204,997

EXCHANGE-TRADED FUNDS - 0.2%
WisdomTree MidCap Earnings Fund(a) (b) (Cost: $587,074)	8,439	729,974

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 6.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $26,318,250)(d)	26,318,250	26,318,250

TOTAL INVESTMENTS IN SECURITIES - 106.5% (Cost: $376,679,871)(e)		430,253,221
Liabilities in Excess of Other Assets - (6.5)%		(26,077,253)

NET ASSETS - 100.0%		$404,175,968

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $25,786,134 and the total market value of the collateral held by the Fund was $26,448,614. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $130,364.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2013

Investments	Shares	Value
UNITED STATES - 100.5%
COMMON STOCKS - 99.8%

Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	380	$46,238
B/E Aerospace, Inc.*	567	49,346
DigitalGlobe, Inc.*	207	8,518
Huntington Ingalls Industries, Inc.	277	24,933
L-3 Communications Holdings, Inc.	977	104,402
Northrop Grumman Corp.	2,762	316,553
Teledyne Technologies, Inc.*	229	21,036
Triumph Group, Inc.	363	27,614

Total Aerospace & Defense		598,640

Airlines - 1.1%
Alaska Air Group, Inc.	519	38,079
Allegiant Travel Co.	84	8,857
American Airlines Group, Inc.*(a)	3,187	80,472
JetBlue Airways Corp.*	1,645	14,065
Southwest Airlines Co.	4,552	85,759
Spirit Airlines, Inc.*	361	16,393
United Continental Holdings, Inc.*	1,925	72,823

Total Airlines		316,448

Auto Components - 1.4%
Dana Holding Corp.	1,959	38,435
Lear Corp.	2,499	202,344
TRW Automotive Holdings Corp.*	2,120	157,707

Total Auto Components		398,486

Automobiles - 0.1%
Thor Industries, Inc.	383	21,153

Beverages - 0.6%
Coca-Cola Enterprises, Inc.	2,062	90,996
Constellation Brands, Inc. Class A*	1,013	71,295

Total Beverages		162,291

Biotechnology - 3.2%
Amgen, Inc.	4,404	502,761
Gilead Sciences, Inc.*	5,529	415,504

Total Biotechnology		918,265

Building Products - 0.3%
A.O. Smith Corp.	373	20,120
Fortune Brands Home & Security, Inc.	418	19,102
Lennox International, Inc.	235	19,989
Masco Corp.	617	14,049

Total Building Products		73,260

Capital Markets - 1.4%
Ameriprise Financial, Inc.	1,263	145,308
Raymond James Financial, Inc.	738	38,516
State Street Corp.	2,841	208,501

Total Capital Markets		392,325

Chemicals - 2.9%
Ashland, Inc.	282	27,365
Axiall Corp.	263	12,477
Chemtura Corp.*	778	21,722
Eastman Chemical Co.	1,049	84,654
Ecolab, Inc.	1,163	121,266
H.B. Fuller Co.	336	17,485
Huntsman Corp.	3,178	78,179
NewMarket Corp.	95	31,744
Olin Corp.(a)	702	20,253
PolyOne Corp.	357	12,620
PPG Industries, Inc.	866	164,246
Rockwood Holdings, Inc.	720	51,782
RPM International, Inc.	760	31,548
Sherwin-Williams Co. (The)	413	75,785
Valspar Corp.	521	37,142
Westlake Chemical Corp.	465	56,763

Total Chemicals		845,031

Commercial Banks - 1.5%
CapitalSource, Inc.	4,392	63,113
Popular, Inc.*	795	22,840
Regions Financial Corp.	11,426	113,003
SunTrust Banks, Inc.	5,760	212,026
TCF Financial Corp.	1,872	30,420

Total Commercial Banks		441,402

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	575	28,859
Deluxe Corp.	475	24,790
Iron Mountain, Inc.	600	18,210
KAR Auction Services, Inc.	436	12,884
Steelcase, Inc. Class A	1,054	16,717
Tetra Tech, Inc.*	404	11,304
UniFirst Corp.	113	12,091

Total Commercial Services & Supplies		124,855

Communications Equipment - 0.2%
ARRIS Group, Inc.*	403	9,819
EchoStar Corp. Class A*	602	29,932
InterDigital, Inc.	680	20,053

Total Communications Equipment		59,804

Computers & Peripherals - 0.1%
3D Systems Corp.*	144	13,382
NCR Corp.*	624	21,253

Total Computers & Peripherals		34,635

Construction & Engineering - 1.0%
AECOM Technology Corp.*	912	26,840
EMCOR Group, Inc.	377	16,000
Fluor Corp.	1,502	120,595
Jacobs Engineering Group, Inc.*	783	49,321
MasTec, Inc.*	468	15,313
Quanta Services, Inc.*	1,050	33,138
URS Corp.	724	38,365

Total Construction & Engineering		299,572

Construction Materials - 0.0%
Eagle Materials, Inc.	104	8,053

Consumer Finance - 1.2%
Discover Financial Services	4,477	250,488
Portfolio Recovery Associates, Inc.*	258	13,633
SLM Corp.	3,029	79,602

Total Consumer Finance		343,723

Containers & Packaging - 0.9%
Bemis Co., Inc.	613	25,108
Graphic Packaging Holding Co.*	2,125	20,400
MeadWestvaco Corp.	696	25,703
Owens-Illinois, Inc.*	1,806	64,619
Packaging Corp. of America	224	14,175
Rock-Tenn Co. Class A	413	43,369
Sealed Air Corp.	2,292	78,043

Total Containers & Packaging		271,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2013

Investments	Shares	Value
Distributors - 0.4%
Genuine Parts Co.	852	$70,878
LKQ Corp.*	1,160	38,164
Pool Corp.	179	10,407

Total Distributors		119,449

Diversified Consumer Services - 0.3%
Graham Holdings Co. Class B*	40	26,533
H&R Block, Inc.	1,485	43,124
Service Corp. International	1,157	20,977

Total Diversified Consumer Services		90,634

Diversified Financial Services - 7.5%
Bank of America Corp.	46,373	722,028
Citigroup, Inc.	26,714	1,392,067
NASDAQ OMX Group, Inc. (The)	1,303	51,859

Total Diversified Financial Services		2,165,954

Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	5,834	286,683

Electric Utilities - 1.2%
American Electric Power Co., Inc.	3,192	149,194
Edison International	2,738	126,769
OGE Energy Corp.	1,008	34,171
PNM Resources, Inc.	433	10,444
Portland General Electric Co.	465	14,043
UNS Energy Corp.	181	10,833

Total Electric Utilities		345,454

Electrical Equipment - 0.3%
Belden, Inc.	287	20,219
EnerSys	415	29,087
Generac Holdings, Inc.	309	17,502
General Cable Corp.	142	4,176
Regal-Beloit Corp.	275	20,273

Total Electrical Equipment		91,257

Electronic Equipment, Instruments & Components - 0.1%
Ingram Micro, Inc. Class A*	1,835	43,049

Energy Equipment & Services - 1.7%
Bristow Group, Inc.	221	16,588
Dresser-Rand Group, Inc.*	337	20,095
Halliburton Co.	7,465	378,849
Patterson-UTI Energy, Inc.	1,322	33,473
RPC, Inc.(a)	1,929	34,433

Total Energy Equipment & Services		483,438

Food & Staples Retailing - 10.4%
Costco Wholesale Corp.	1,831	217,907
CVS Caremark Corp.	7,229	517,380
Kroger Co. (The)	4,060	160,492
Safeway, Inc.	1,900	61,883
Sysco Corp.	3,155	113,895
Walgreen Co.	4,465	256,470
Wal-Mart Stores, Inc.	21,290	1,675,310

Total Food & Staples Retailing		3,003,337

Food Products - 2.3%
Archer-Daniels-Midland Co.	4,839	210,012
Campbell Soup Co.	1,838	79,549
ConAgra Foods, Inc.	1,927	64,940
Flowers Foods, Inc.	699	15,007
Hain Celestial Group, Inc. (The)*	172	15,614
Hormel Foods Corp.	1,221	55,152
Ingredion, Inc.	632	43,267
McCormick & Co., Inc.	579	39,905
Seaboard Corp.*	10	27,950
Tyson Foods, Inc. Class A	3,269	109,381

Total Food Products		660,777

Gas Utilities - 0.2%
Atmos Energy Corp.	481	21,847
UGI Corp.	696	28,856

Total Gas Utilities		50,703

Health Care Equipment & Supplies - 3.9%
Abbott Laboratories	24,051	921,875
Boston Scientific Corp.*	9,831	118,168
CareFusion Corp.*	1,195	47,585
STERIS Corp.	302	14,511
Teleflex, Inc.	192	18,021
West Pharmaceutical Services, Inc.	298	14,620

Total Health Care Equipment & Supplies		1,134,780

Health Care Providers & Services - 3.2%
Air Methods Corp.*(a)	185	10,791
AmerisourceBergen Corp.	1,307	91,895
Cigna Corp.	2,836	248,093
Community Health Systems, Inc.*	862	33,851
Davita Healthcare Partners, Inc.*	1,052	66,665
Health Management Associates, Inc. Class A*	1,568	20,541
HealthSouth Corp.	585	19,492
Henry Schein, Inc.*	446	50,960
LifePoint Hospitals, Inc.*	313	16,539
McKesson Corp.	1,463	236,128
Omnicare, Inc.	831	50,159
Team Health Holdings, Inc.*	263	11,980
Tenet Healthcare Corp.*	531	22,366
Universal Health Services, Inc. Class B	692	56,232

Total Health Care Providers & Services		935,692

Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	421	19,509
Cheesecake Factory, Inc. (The)	269	12,985
Cracker Barrel Old Country Store, Inc.	147	16,180
Penn National Gaming, Inc.*	361	5,173
Six Flags Entertainment Corp.	802	29,530
Vail Resorts, Inc.	42	3,160
Wyndham Worldwide Corp.	816	60,131

Total Hotels, Restaurants & Leisure		146,668

Household Durables - 1.8%
D.R. Horton, Inc.*	4,424	98,744
Jarden Corp.*	710	43,559
Leggett & Platt, Inc.	764	23,638
Lennar Corp. Class A	1,835	72,593
Mohawk Industries, Inc.*	239	35,587
Newell Rubbermaid, Inc.	1,964	63,653
NVR, Inc.*	18	18,468
PulteGroup, Inc.	1,382	28,151
Toll Brothers, Inc.*	1,549	57,313
Whirlpool Corp.	541	84,861

Total Household Durables		526,567

Household Products - 1.0%
Energizer Holdings, Inc.	453	49,033
Kimberly-Clark Corp.	2,125	221,977

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2013

Investments	Shares	Value
Spectrum Brands Holdings, Inc.	261	$18,414

Total Household Products		289,424

Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc.	767	22,028

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.	471	37,397

Insurance - 14.1%
Aflac, Inc.	4,737	316,432
Allstate Corp. (The)	3,881	211,670
American Financial Group, Inc.	559	32,265
American International Group, Inc.	15,980	815,779
American National Insurance Co.	178	20,388
AmTrust Financial Services, Inc.	478	15,626
Assurant, Inc.	867	57,543
Berkshire Hathaway, Inc. Class B*	11,507	1,364,270
Chubb Corp. (The)	1,439	139,051
Cincinnati Financial Corp.	737	38,597
CNO Financial Group, Inc.	3,192	56,466
Fidelity National Financial, Inc. Class A	1,415	45,917
First American Financial Corp.	961	27,100
Hanover Insurance Group, Inc. (The)	88	5,254
Hartford Financial Services Group, Inc.	4,734	171,513
HCC Insurance Holdings, Inc.	789	36,404
Lincoln National Corp.	3,408	175,921
Primerica, Inc.	450	19,310
Principal Financial Group, Inc.	1,856	91,519
Protective Life Corp.	594	30,092
Torchmark Corp.	754	58,925
Travelers Cos., Inc. (The)	2,365	214,127
Unum Group	2,805	98,399
W.R. Berkley Corp.	959	41,611

Total Insurance		4,084,179

Internet & Catalog Retail - 1.0%
Expedia, Inc.	676	47,090
HSN, Inc.	319	19,874
Liberty Interactive Corp. Class A*	7,378	216,544

Total Internet & Catalog Retail		283,508

Internet Software & Services - 0.1%
AOL, Inc.*	319	14,872
ValueClick, Inc.*	314	7,338

Total Internet Software & Services		22,210

IT Services - 0.5%
Computer Sciences Corp.	1,189	66,441
Convergys Corp.	837	17,619
CoreLogic, Inc.*	665	23,628
DST Systems, Inc.	418	37,929
MAXIMUS, Inc.	208	9,150

Total IT Services		154,767

Life Sciences Tools & Services - 0.8%
Covance, Inc.*	237	20,870
PAREXEL International Corp.*	196	8,855
Thermo Fisher Scientific, Inc.	1,696	188,850

Total Life Sciences Tools & Services		218,575

Machinery - 1.4%
AGCO Corp.	1,119	66,234
Flowserve Corp.	849	66,927
Manitowoc Co., Inc. (The)	632	14,738
Middleby Corp.*	85	20,397
Oshkosh Corp.	707	35,619
Snap-on, Inc.	384	42,056
Terex Corp.	747	31,366
Toro Co. (The)	318	20,225
Trinity Industries, Inc.	648	35,329
Valmont Industries, Inc.	163	24,306
Wabtec Corp.	492	36,541

Total Machinery		393,738

Media - 10.6%
CBS Corp. Class B	3,659	233,225
Cinemark Holdings, Inc.	606	20,198
Comcast Corp. Class A	12,584	653,927
Discovery Communications, Inc. Class A*	1,208	109,227
Gannett Co., Inc.	2,851	84,333
Interpublic Group of Cos., Inc. (The)	3,304	58,481
Madison Square Garden, Co. (The) Class A*	228	13,128
News Corp. Class A*	3,343	60,241
Time Warner, Inc.	5,198	362,405
Twenty-First Century Fox, Inc. Class A	13,374	470,497
Viacom, Inc. Class B	3,360	293,462
Walt Disney Co. (The)	9,094	694,782

Total Media		3,053,906

Metals & Mining - 0.4%
Commercial Metals Co.	738	15,004
Reliance Steel & Aluminum Co.	616	46,717
Steel Dynamics, Inc.	1,500	29,310
Worthington Industries, Inc.	510	21,461

Total Metals & Mining		112,492

Multiline Retail - 1.0%
Dillard’s, Inc. Class A	419	40,731
Target Corp.	4,038	255,484

Total Multiline Retail		296,215

Multi-Utilities - 1.1%
Black Hills Corp.	187	9,819
CenterPoint Energy, Inc.	2,248	52,109
CMS Energy Corp.	1,535	41,092
DTE Energy Co.	940	62,407
Sempra Energy	1,475	132,396
Vectren Corp.	437	15,513

Total Multi-Utilities		313,336

Office Electronics - 0.6%
Xerox Corp.	14,573	177,353

Oil, Gas & Consumable Fuels - 4.9%
CVR Energy, Inc.	1,018	44,212
Delek US Holdings, Inc.	785	27,012
Hess Corp.	2,966	246,178
HollyFrontier Corp.	3,613	179,530
Marathon Petroleum Corp.	4,250	389,852
Murphy Oil Corp.	1,582	102,640
SemGroup Corp. Class A	29	1,892
Targa Resources Corp.	101	8,905
Tesoro Corp.	1,624	95,004
Valero Energy Corp.	5,440	274,176
Western Refining, Inc.	1,311	55,600

Total Oil, Gas & Consumable Fuels		1,425,001

Paper & Forest Products - 0.4%
International Paper Co.	2,423	118,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund (EZY)

December 31, 2013

Investments	Shares	Value
Pharmaceuticals - 1.6%
Eli Lilly & Co.	6,096	$310,896
Medicines Co. (The)*	147	5,677
Mylan, Inc.*	3,166	137,405

Total Pharmaceuticals		453,978

Professional Services - 0.2%
Manpowergroup, Inc.	484	41,556
Robert Half International, Inc.	637	26,748

Total Professional Services		68,304

Real Estate Investment Trusts (REITs) - 0.3%
Corrections Corp. of America	399	12,796
Gaming And Leisure Properties, Inc.*	361	18,342
Geo Group, Inc. (The)	384	12,373
Ryman Hospitality Properties, Inc.	104	4,345
Weyerhaeuser Co.	861	27,182

Total Real Estate Investment Trusts (REITs)		75,038

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	1,377	36,215
Jones Lang LaSalle, Inc.	227	23,243

Total Real Estate Management & Development		59,458

Road & Rail - 0.9%
AMERCO*	161	38,292
Avis Budget Group, Inc.*	1,578	63,783
Genesee & Wyoming, Inc. Class A*	178	17,097
Hertz Global Holdings, Inc.*	1,985	56,811
JB Hunt Transport Services, Inc.	448	34,630
Ryder System, Inc.	378	27,889
Swift Transportation Co.*(a)	1,034	22,965

Total Road & Rail		261,467

Specialty Retail - 4.1%
AutoNation, Inc.*	761	37,814
Cabela’s, Inc.*	322	21,465
CarMax, Inc.*	1,012	47,584
CST Brands, Inc.	618	22,693
GameStop Corp. Class A	1,213	59,752
Gap, Inc. (The)	3,007	117,514
Home Depot, Inc. (The)	6,127	504,497
Lowe’s Cos., Inc.	5,188	257,065
Lumber Liquidators Holdings, Inc.*	67	6,894
Murphy USA, Inc.*	395	16,416
Penske Automotive Group, Inc.	711	33,531
Pier 1 Imports, Inc.	593	13,686
Urban Outfitters, Inc.*	588	21,815
Williams-Sonoma, Inc.	497	28,965

Total Specialty Retail		1,189,691

Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co.	163	12,836
Hanesbrands, Inc.	579	40,687
PVH Corp.	465	63,249

Total Textiles, Apparel & Luxury Goods		116,772

Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc.*	474	17,519
Ocwen Financial Corp.*	488	27,060

Total Thrifts & Mortgage Finance		44,579

Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc.*	215	8,660
GATX Corp.	280	14,608
United Rentals, Inc.*	775	60,411
WESCO International, Inc.*	351	31,966

Total Trading Companies & Distributors		115,645

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	1,603	53,925

TOTAL COMMON STOCKS (Cost: $21,665,227)		28,835,588

EXCHANGE-TRADED FUNDS - 0.1%
WisdomTree Earnings 500 Fund(b)	387	24,950
WisdomTree MidCap Earnings Fund(b)	123	10,639

TOTAL EXCHANGE-TRADED FUNDS (Cost: $30,439)		35,589

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(c) (Cost: $156,937)(d)	156,937	156,937

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $21,852,603)(e)		29,028,114
Liabilities in Excess of Other Assets - (0.5)%		(131,748)

NET ASSETS - 100.0%		$28,896,366

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(d)

At December 31, 2013, the total market value of the Fund’s securities on loan was $163,100 and the total market value of the collateral held by the Fund was $167,583. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,646.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2013

Investments	Shares	Value
INDIA - 99.8%
COMMON STOCKS - 99.8%

Auto Components - 0.4%
Bharat Forge Ltd.	359,003	$1,903,984
Exide Industries Ltd.	855,534	1,702,631
Motherson Sumi Systems Ltd.	204,798	604,246

Total Auto Components		4,210,861

Automobiles - 7.5%
Bajaj Auto Ltd.	244,914	7,565,984
Hero MotoCorp Ltd.	248,980	8,353,540
Mahindra & Mahindra Ltd.	1,240,056	18,929,122
Maruti Suzuki India Ltd.	234,339	6,682,573
Tata Motors Ltd.	5,776,307	35,149,979

Total Automobiles		76,681,198

Biotechnology - 0.1%
Biocon Ltd.	119,152	891,401

Capital Markets - 0.0%
JM Financial Ltd.	438,605	206,344

Chemicals - 1.3%
Asian Paints Ltd.	474,329	3,757,517
Berger Paints India Ltd.	26,558	96,348
Castrol India Ltd.	167,549	850,002
Chambal Fertilizers & Chemicals Ltd.	741,619	480,785
Coromandel International Ltd.	348,236	1,347,229
Godrej Industries Ltd.	91,491	410,086
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	29	36
Pidilite Industries Ltd.	110,029	508,298
Tata Chemicals Ltd.	355,953	1,581,949
UPL Ltd.	1,353,591	4,331,798

Total Chemicals		13,364,048

Commercial Banks - 14.3%
Allahabad Bank	1,068,240	1,641,520
Axis Bank Ltd.	958,358	20,134,737
Bank of Baroda	709,344	7,403,072
Bank of India	1,268,644	4,880,347
Canara Bank	1,050,488	4,793,472
HDFC Bank Ltd.	2,037,650	21,934,674
ICICI Bank Ltd.	1,948,290	34,608,094
IDBI Bank Ltd.	2,345,932	2,520,203
Indian Overseas Bank	1,370,952	1,142,552
IndusInd Bank Ltd.	431,897	2,937,500
Jammu & Kashmir Bank Ltd.	196,823	4,570,634
Karnataka Bank Ltd.	928,794	1,670,493
Oriental Bank of Commerce	605,742	2,241,113
State Bank of India	860,443	24,573,156
UCO Bank	1,787,714	2,182,077
Union Bank of India Ltd.	1,346,467	2,838,563
Vijaya Bank Ltd.	1,471,817	935,129
Yes Bank Ltd.	785,313	4,700,071

Total Commercial Banks		145,707,407

Construction & Engineering - 1.7%
Engineers India Ltd.	181,120	486,364
Era Infra Engineering Ltd.*	380,559	94,132
GMR Infrastructure Ltd.	326,669	130,974
IRB Infrastructure Developers Ltd.	1,412,983	2,116,447
Larsen & Toubro Ltd.	773,866	13,389,865
Voltas Ltd.	701,102	1,315,381

Total Construction & Engineering		17,533,163

Construction Materials - 1.4%
ACC Ltd.	140,346	2,515,700
Ambuja Cements Ltd.	1,684,668	4,974,612
India Cements Ltd.	692,978	673,877
The Ramco Cements Ltd.	214,258	663,505
Ultratech Cement Ltd.	175,643	5,009,325

Total Construction Materials		13,837,019

Consumer Finance - 1.6%
Bajaj Finance Ltd.	40,996	1,048,014
Mahindra & Mahindra Financial Services Ltd.	938,197	4,863,517
Manappuram Finance Ltd.	3,295,138	833,707
Muthoot Finance Ltd.	805,658	1,406,043
Shriram City Union Finance Ltd.	23,130	397,703
Shriram Transport Finance Co., Ltd.	760,757	8,272,333

Total Consumer Finance		16,821,317

Diversified Financial Services - 3.7%
Credit Analysis & Research Ltd.	9,911	115,886
CRISIL Ltd.	10,862	210,874
IDFC Ltd.	5,749,083	10,186,719
IFCI Ltd.	3,974,138	1,651,206
Kotak Mahindra Bank Ltd.	561,911	6,615,661
L&T Finance Holdings Ltd.	836,274	1,011,289
Multi Commodity Exchange of India Ltd.	62,863	486,857
Power Finance Corp., Ltd.	2,928,394	7,903,894
Rural Electrification Corp., Ltd.	2,607,413	9,299,092

Total Diversified Financial Services		37,481,478

Electric Utilities - 2.1%
CESC Ltd.	356,532	2,685,158
Power Grid Corp. of India Ltd.	5,233,509	8,452,470
Reliance Infrastructure Ltd.	1,556,289	10,711,988

Total Electric Utilities		21,849,616

Electrical Equipment - 2.1%
ABB India Ltd.	10,204	114,371
Amara Raja Batteries Ltd.	66,662	362,112
Bharat Heavy Electricals Ltd.	6,629,736	18,960,477
Havells India Ltd.	155,946	1,993,981

Total Electrical Equipment		21,430,941

Food Products - 0.6%
Britannia Industries Ltd.	8,870	132,014
GlaxoSmithKline Consumer Healthcare Ltd.	21,896	1,571,907
McLeod Russel India Ltd.	180,152	936,656
Nestle India Ltd.	27,004	2,309,125
Tata Global Beverages Ltd.	441,459	1,145,131

Total Food Products		6,094,833

Gas Utilities - 1.1%
GAIL India Ltd.	1,687,459	9,338,246
Gujarat State Petronet Ltd.	1,000,086	986,262
Indraprastha Gas Ltd.	218,696	950,022

Total Gas Utilities		11,274,530

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	97,106	1,485,751
Fortis Healthcare Ltd.*	251,003	416,140

Total Health Care Providers & Services		1,901,891

Hotels, Restaurants & Leisure - 0.0%
Jubilant Foodworks Ltd.*	14,448	297,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2013

Investments	Shares	Value
Household Durables - 0.0%
TTK Prestige Ltd.	1,475	$82,963
Videocon Industries Ltd.	91,194	254,099

Total Household Durables		337,062

Household Products - 1.1%
Hindustan Unilever Ltd.	1,172,220	10,814,443

Independent Power Producers & Energy Traders - 2.6%
Jaiprakash Power Ventures Ltd.*	2,511,304	767,338
JSW Energy Ltd.	2,527,506	2,306,648
NHPC Ltd.	12,474,439	3,942,693
NTPC Ltd.	8,969,297	19,865,713

Total Independent Power Producers & Energy Traders		26,882,392

Industrial Conglomerates - 0.6%
Aditya Birla Nuvo Ltd.	132,863	2,669,289
Jaiprakash Associates Ltd.	2,752,142	2,422,668
Siemens Ltd.	130,732	1,401,583

Total Industrial Conglomerates		6,493,540

Insurance - 0.3%
Bajaj Finserv Ltd.	254,178	3,051,944

IT Services - 15.3%
eClerx Services Ltd.	29,769	512,698
HCL Technologies Ltd.	606,476	12,379,052
Hexaware Technologies Ltd.	890,616	1,896,996
Infosys Ltd.	1,443,539	81,346,241
MindTree Ltd.	87,690	2,167,051
Mphasis Ltd.	264,089	1,878,573
Tata Consultancy Services Ltd.	961,498	33,763,184
Tech Mahindra Ltd.	171,717	5,102,095
Wipro Ltd.	1,934,802	17,491,573

Total IT Services		156,537,463

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	128,148	2,530,330

Machinery - 0.4%
Ashok Leyland Ltd.	4,096,040	1,142,296
Cummins India Ltd.	226,111	1,751,533
Eicher Motors Ltd.	10,101	812,563
Thermax Ltd.	41,638	478,579

Total Machinery		4,184,971

Media - 0.7%
Sun TV Network Ltd.	309,588	1,903,425
Zee Entertainment Enterprises Ltd.	1,072,644	4,796,594

Total Media		6,700,019

Metals & Mining - 6.2%
Bhushan Steel Ltd.	407,460	3,170,158
Hindalco Industries Ltd.	6,406,431	12,697,897
Hindustan Copper Ltd.	120,887	137,880
Hindustan Zinc Ltd.	1,573,613	3,370,847
Jindal Steel & Power Ltd.	2,490,990	10,510,846
JSW Steel Ltd.	359,440	5,910,959
NMDC Ltd.	4,460,429	10,232,558
Sesa Sterlite Ltd.	3,444,631	11,246,354
Steel Authority of India Ltd.	4,855,486	5,687,171

Total Metals & Mining		62,964,670

Oil, Gas & Consumable Fuels - 19.2%
Bharat Petroleum Corp., Ltd.	828,810	4,661,596
Cairn India Ltd.	4,931,949	25,813,895
Coal India Ltd.	3,231,517	15,150,593
Gujarat Mineral Development Corp., Ltd.	416,899	800,031
Hindustan Petroleum Corp., Ltd.	615,476	2,361,207
Indian Oil Corp., Ltd.	1,423,266	4,927,531
Oil & Natural Gas Corp., Ltd.	10,051,219	46,945,229
Petronet LNG Ltd.	1,506,489	2,972,548
Reliance Industries Ltd.	6,381,593	92,357,967

Total Oil, Gas & Consumable Fuels		195,990,597

Personal Products - 0.7%
Colgate-Palmolive India Ltd.	44,855	981,400
Dabur India Ltd.	733,749	2,020,761
Godrej Consumer Products Ltd.	252,414	3,500,456
Marico Kaya Enterprises Ltd.*†	3,767	7,613
Marico Ltd.	182,121	638,034

Total Personal Products		7,148,264

Pharmaceuticals - 4.3%
Aurobindo Pharma Ltd.	327,702	2,081,018
Cadila Healthcare Ltd.	127,776	1,673,451
Cipla Ltd.	798,516	5,174,120
Dr. Reddy’s Laboratories Ltd.	184,635	7,565,692
GlaxoSmithKline Pharmaceuticals Ltd.	15,922	771,788
Glenmark Pharmaceuticals Ltd.	366,853	3,166,187
Ipca Laboratories Ltd.	57,778	676,606
Lupin Ltd.	347,501	5,101,981
Ranbaxy Laboratories Ltd.*	425,087	3,114,876
Sun Pharmaceutical Industries Ltd.	1,213,870	11,135,891
Torrent Pharmaceuticals Ltd.	60,779	464,035
Wockhardt Ltd.	391,335	2,863,759

Total Pharmaceuticals		43,789,404

Real Estate Management & Development - 0.5%
DLF Ltd.	744,955	2,007,663
Housing Development & Infrastructure Ltd.*	1,159,266	1,002,679
Oberoi Realty Ltd.	169,617	641,942
Prestige Estates Projects Ltd.	91,238	239,619
Sobha Developers Ltd.	70,194	354,233
Unitech Ltd.*	4,303,161	1,064,398

Total Real Estate Management & Development		5,310,534

Road & Rail - 0.3%
Container Corp. of India	249,679	2,946,458

Software - 0.5%
KPIT Technologies Ltd.	242,663	672,418
NIIT Technologies Ltd.	134,625	785,811
Oracle Financial Services Software Ltd.*	55,869	2,978,973
Vakrangee Software Ltd.	174,593	234,701

Total Software		4,671,903

Specialty Retail - 0.0%
PC Jeweller Ltd.	381,447	527,569

Textiles, Apparel & Luxury Goods - 0.4%
Arvind Ltd.	1,392,172	3,077,835
Bata India Ltd.	11,400	194,208
Titan Co., Ltd.	339,320	1,258,976

Total Textiles, Apparel & Luxury Goods		4,531,019

Thrifts & Mortgage Finance - 4.6%
Housing Development Finance Corp.	3,362,205	43,194,183

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

December 31, 2013

Investments	Shares	Value
LIC Housing Finance Ltd.	1,028,252	$3,644,722

Total Thrifts & Mortgage Finance		46,838,905

Tobacco - 1.6%
ITC Ltd.	3,133,169	16,302,812

Trading Companies & Distributors - 0.6%
Adani Enterprises Ltd.	1,492,605	6,334,311

Transportation Infrastructure - 0.4%
Adani Ports and Special Economic Zone	1,457,828	3,662,541

Wireless Telecommunication Services - 1.2%
Bharti Airtel Ltd.	1,244,333	6,643,618
Bharti Infratel Ltd.	213,024	580,473
Idea Cellular Ltd.	1,045,603	2,821,294
Reliance Communications Ltd.	999,653	2,100,960

Total Wireless Telecommunication Services		12,146,345

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $884,823,977)(a)		1,020,280,667
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.2%		1,745,546

NET ASSETS - 100.0%		$1,022,026,213

*	Non-income producing security.
†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,613, which represents 0.0% of net assets.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.8%
China - 99.8%

Aerospace & Defense - 0.2%
AviChina Industry & Technology Co., Ltd. Class H	88,000	$51,186

Airlines - 0.4%
Air China Ltd. Class H	104,000	77,660

Auto Components - 0.8%
Minth Group Ltd.	80,000	166,113

Automobiles - 5.9%
Dongfeng Motor Group Co., Ltd. Class H	218,000	341,321
Great Wall Motor Co., Ltd. Class H	82,500	455,393
Guangzhou Automobile Group Co., Ltd. Class H	398,000	435,278

Total Automobiles		1,231,992

Beverages - 0.6%
Tsingtao Brewery Co., Ltd. Class H	16,000	135,264

Chemicals - 0.9%
China Bluechemical Ltd. Class H	288,000	180,145

Communications Equipment - 1.0%
AAC Technologies Holdings, Inc.	43,000	208,796

Computers & Peripherals - 2.7%
Lenovo Group Ltd.	462,000	561,878

Construction & Engineering - 3.7%
China Communications Construction Co., Ltd. Class H	610,000	491,698
China Railway Group Ltd. Class H	281,000	144,962
China State Construction International Holdings Ltd.	80,000	143,414

Total Construction & Engineering		780,074

Construction Materials - 3.8%
Anhui Conch Cement Co., Ltd. Class H	72,000	266,968
China National Building Material Co., Ltd. Class H(a)	310,000	333,439
China Shanshui Cement Group Ltd.	437,000	187,678

Total Construction Materials		788,085

Diversified Telecommunication Services - 5.1%
China Communications Services Corp., Ltd. Class H	298,000	184,478
China Telecom Corp., Ltd. Class H	1,074,000	542,973
China Unicom Hong Kong Ltd.	236,000	353,068

Total Diversified Telecommunication Services		1,080,519

Electrical Equipment - 1.4%
Shanghai Electric Group Co., Ltd. Class H	358,000	130,203
Zhuzhou CSR Times Electric Co., Ltd. Class H	46,000	165,520

Total Electrical Equipment		295,723

Energy Equipment & Services - 1.4%
China Oilfield Services Ltd. Class H	94,000	291,562

Food & Staples Retailing - 1.7%
China Resources Enterprise Ltd.	50,000	166,049
Sun Art Retail Group Ltd.	90,500	127,689
Wumart Stores, Inc. Class H	36,000	58,501

Total Food & Staples Retailing		352,239

Food Products - 5.5%
China Agri-Industries Holdings Ltd.	170,000	84,849
Tingyi Cayman Islands Holding Corp.	82,000	236,892
Uni-President China Holdings Ltd.	28,000	28,528
Want Want China Holdings Ltd.	554,000	800,232

Total Food Products		1,150,501

Gas Utilities - 1.4%
China Gas Holdings Ltd.	24,000	35,286
China Resources Gas Group Ltd.	22,000	76,608
Enn Energy Holdings Ltd.	26,000	192,307

Total Gas Utilities		304,201

Health Care Equipment & Supplies - 0.4%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	64,000	86,338

Health Care Providers & Services - 1.2%
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	49,100	120,189
Sinopharm Group Co., Ltd. Class H	47,200	135,444

Total Health Care Providers & Services		255,633

Household Durables - 0.2%
Haier Electronics Group Co., Ltd.	18,000	52,233

Independent Power Producers & Energy Traders - 4.5%
China Longyuan Power Group Corp. Class H	118,000	152,032
China Resources Power Holdings Co., Ltd.	184,000	436,166
Datang International Power Generation Co., Ltd. Class H	568,000	262,252
Huaneng Power International, Inc. Class H	108,000	97,641

Total Independent Power Producers & Energy Traders		948,091

Industrial Conglomerates - 4.1%
Beijing Enterprises Holdings Ltd.	21,000	208,273
Citic Pacific Ltd.	286,000	437,461
Shanghai Industrial Holdings Ltd.	56,000	204,753

Total Industrial Conglomerates		850,487

Internet Software & Services - 4.0%
Tencent Holdings Ltd.	13,200	842,008

Machinery - 1.1%
CSR Corp., Ltd. Class H	184,000	150,926
Weichai Power Co., Ltd. Class H	20,000	80,606

Total Machinery		231,532

Metals & Mining - 4.4%
Fosun International Ltd.	149,500	148,464
Jiangxi Copper Co., Ltd. Class H	234,000	422,505
Zijin Mining Group Co., Ltd. Class H(a)	1,644,000	351,964

Total Metals & Mining		922,933

Multiline Retail - 0.7%
Intime Retail Group Co., Ltd.	140,500	146,231

Oil, Gas & Consumable Fuels - 22.5%
China Coal Energy Co., Ltd. Class H	567,000	318,829
China Petroleum & Chemical Corp. Class H	1,246,000	1,017,208
China Shenhua Energy Co., Ltd. Class H	308,000	971,220
CNOOC Ltd.	516,000	959,629
Kunlun Energy Co., Ltd.	120,000	211,407
PetroChina Co., Ltd. Class H	850,000	931,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China Dividend ex-Financials Fund (CHXF)

December 31, 2013

Investments	Shares	Value
Yanzhou Coal Mining Co., Ltd. Class H(a)	338,000	$308,630

Total Oil, Gas & Consumable Fuels		4,718,730

Personal Products - 3.5%
Hengan International Group Co., Ltd.	63,000	744,259

Pharmaceuticals - 1.1%
China Medical System Holdings Ltd.	59,000	63,080
Sihuan Pharmaceutical Holdings Group Ltd.	173,000	157,967

Total Pharmaceuticals		221,047

Software - 0.3%
Kingsoft Corp., Ltd.	25,000	72,062

Textiles, Apparel & Luxury Goods - 0.6%
Shenzhou International Group Holdings Ltd.	31,000	116,344

Transportation Infrastructure - 5.5%
Beijing Capital International Airport Co., Ltd. Class H	138,000	108,033
China Merchants Holdings International Co., Ltd.	132,000	481,780
Jiangsu Expressway Co., Ltd. Class H	242,000	297,438
Zhejiang Expressway Co., Ltd. Class H	274,000	259,026

Total Transportation Infrastructure		1,146,277

Water Utilities - 1.4%
Guangdong Investment Ltd.	298,000	291,322

Wireless Telecommunication Services - 7.8%
China Mobile Ltd.	157,000	1,627,961

TOTAL COMMON STOCKS (Cost: $21,088,205)		20,929,426

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.5%

United States - 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $942,410)(c)	942,410	942,410

TOTAL INVESTMENTS IN SECURITIES - 104.3% (Cost: $22,030,615)(d)		21,871,836
Liabilities in Excess of Cash and Other Assets - (4.3)%		(908,182)

NET ASSETS - 100.0%		$20,963,654

(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $849,966 and the total market value of the collateral held by the Fund was $942,410.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 100.1%
United Kingdom - 100.1%

Aerospace & Defense - 2.0%
BAE Systems PLC	42,469	$305,976
Cobham PLC	9,757	44,359
Meggitt PLC	4,797	41,910
Qinetiq Group PLC	3,090	11,105
Ultra Electronics Holdings PLC	464	14,817

Total Aerospace & Defense		418,167

Airlines - 0.2%
easyJet PLC	1,795	45,665

Auto Components - 0.3%
GKN PLC	10,229	63,244

Beverages - 4.5%
Britvic PLC	2,302	26,403
Diageo PLC	15,830	524,368
SABMiller PLC	7,972	409,444

Total Beverages		960,215

Biotechnology - 0.0%
Abcam PLC	868	7,059
Genus PLC	192	4,124

Total Biotechnology		11,183

Capital Markets - 1.9%
Aberdeen Asset Management PLC	10,478	86,771
ICAP PLC	11,007	82,328
Investec PLC	6,681	48,422
Man Group PLC	81,531	114,781
Schroders PLC	1,226	52,754
Schroders PLC NVDR	400	13,356

Total Capital Markets		398,412

Chemicals - 0.8%
Alent PLC	1,268	7,455
Croda International PLC	916	37,276
Elementis PLC	2,674	11,909
Essentra PLC	1,156	16,446
Johnson Matthey PLC	1,190	64,647
Synthomer PLC	2,626	11,069
Victrex PLC	580	17,647

Total Chemicals		166,449

Commercial Banks - 8.8%
Barclays PLC	77,563	349,357
HSBC Holdings PLC	88,975	976,144
Standard Chartered PLC	24,510	552,087

Total Commercial Banks		1,877,588

Commercial Services & Supplies - 0.8%
Aggreko PLC	1,055	29,862
Berendsen PLC	1,526	23,669
G4S PLC	14,389	62,558
Homeserve PLC	3,664	16,707
Rentokil Initial PLC	10,751	20,620
Serco Group PLC	2,172	17,958

Total Commercial Services & Supplies		171,374

Communications Equipment - 0.0%
Pace PLC	1,060	5,586
Spirent Communications PLC	2,860	4,917

Total Communications Equipment		10,503

Construction & Engineering - 0.4%
Balfour Beatty PLC	11,399	54,166
Carillion PLC	7,607	41,640

Total Construction & Engineering		95,806

Containers & Packaging - 0.5%
DS Smith PLC	6,706	36,875
Rexam PLC	6,849	60,178
RPC Group PLC	1,600	15,635

Total Containers & Packaging		112,688

Distributors - 0.2%
Inchcape PLC	3,387	34,472

Diversified Financial Services - 0.2%
IG Group Holdings PLC	3,822	38,994

Diversified Telecommunication Services - 2.2%
BT Group PLC	58,578	368,093
Cable & Wireless Communications PLC	45,041	41,962
Inmarsat PLC	5,362	67,139

Total Diversified Telecommunication Services		477,194

Electronic Equipment, Instruments & Components - 0.6%
Domino Printing Sciences PLC	996	12,619
Electrocomponents PLC	5,687	26,289
Halma PLC	2,064	20,630
Oxford Instruments PLC	112	3,278
Premier Farnell PLC	4,922	18,106
Renishaw PLC	480	15,463
Spectris PLC	595	25,238

Total Electronic Equipment, Instruments & Components		121,623

Energy Equipment & Services - 0.4%
AMEC PLC	3,087	55,628
Hunting PLC	964	12,453
John Wood Group PLC	1,536	17,452

Total Energy Equipment & Services		85,533

Food & Staples Retailing - 2.4%
Tesco PLC	93,231	516,282

Food Products - 3.0%
Associated British Foods PLC	3,598	145,702
Tate & Lyle PLC	3,994	53,516
Unilever PLC	10,649	437,760

Total Food Products		636,978

Health Care Equipment & Supplies - 0.4%
Smith & Nephew PLC	5,557	79,245

Hotels Restaurants & Leisure - 0.3%
Carnival PLC	1,699	70,377

Hotels, Restaurants & Leisure - 1.8%
Betfair Group PLC	384	6,869
Compass Group PLC	12,858	206,146
InterContinental Hotels Group PLC	1,729	57,645
Ladbrokes PLC	10,612	31,444
Millennium & Copthorne Hotels PLC	2,112	20,988
TUI Travel PLC	10,059	68,823

Total Hotels, Restaurants & Leisure		391,915

Household Products - 2.1%
PZ Cussons PLC	2,208	13,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2013

Investments	Shares	Value
Reckitt Benckiser Group PLC	5,547	$440,343

Total Household Products		454,112

Industrial Conglomerates - 0.4%
Smiths Group PLC	3,141	76,994

Insurance - 6.1%
Amlin PLC	8,263	62,803
Aviva PLC	44,118	328,598
Direct Line Insurance Group PLC	14,772	61,067
Jardine Lloyd Thompson Group PLC	1,683	28,376
Old Mutual PLC	50,114	156,955
Prudential PLC	18,887	419,173
RSA Insurance Group PLC	58,933	89,214
Standard Life PLC	25,573	152,310

Total Insurance		1,298,496

Internet Software & Services - 0.0%
Telecity Group PLC	432	5,191

IT Services - 0.1%
Computacenter PLC	1,512	15,977

Machinery - 1.3%
Bodycote PLC	1,268	14,071
Fenner PLC	1,696	13,624
IMI PLC	2,239	56,552
Invensys PLC	2,361	19,885
Melrose Industries PLC	10,397	52,642
Morgan Advanced Materials PLC	2,914	15,353
Rotork PLC	360	17,112
Senior PLC	2,128	10,827
Spirax-Sarco Engineering PLC	407	20,155
Vesuvius PLC	3,503	29,589
Weir Group PLC (The)	984	34,746

Total Machinery		284,556

Media - 1.8%
Daily Mail and General Trust PLC Class A N.V.	2,287	36,382
Euromoney Institutional Investor PLC	740	16,546
Pearson PLC	8,437	187,388
Reed Elsevier PLC	10,082	150,118

Total Media		390,434

Metals & Mining - 9.8%
Anglo American PLC	14,966	327,194
Antofagasta PLC	3,937	53,730
BHP Billiton PLC	23,739	734,848
Ferrexpo PLC	4,272	13,514
Fresnillo PLC	7,123	87,950
Rio Tinto PLC	14,595	824,177
Vedanta Resources PLC	3,454	53,402

Total Metals & Mining		2,094,815

Multi-Utilities - 4.9%
Centrica PLC	61,913	356,543
National Grid PLC	53,381	696,688

Total Multi-Utilities		1,053,231

Oil, Gas & Consumable Fuels - 16.4%
BG Group PLC	12,799	275,048
BP PLC	134,692	1,088,759
Royal Dutch Shell PLC Class A	29,064	1,041,208
Royal Dutch Shell PLC Class B	28,170	1,063,769
Tullow Oil PLC	2,909	41,194

Total Oil, Gas & Consumable Fuels		3,509,978

Paper & Forest Products - 0.2%
Mondi PLC	3,003	52,025

Pharmaceuticals - 9.8%
AstraZeneca PLC	18,779	1,111,766
GlaxoSmithKline PLC	36,804	982,315
Hikma Pharmaceuticals PLC	580	11,537

Total Pharmaceuticals		2,105,618

Professional Services - 0.5%
Hays PLC	10,706	23,016
Intertek Group PLC	569	29,667
ITE Group PLC	1,584	8,057
Michael Page International PLC	2,256	18,234
WS Atkins PLC	840	19,728

Total Professional Services		98,702

Real Estate Investment Trusts (REITs) - 0.2%
Hammerson PLC	6,179	51,374

Real Estate Management & Development - 0.0%
Savills PLC	612	6,548

Road & Rail - 0.1%
National Express Group PLC	6,224	28,369

Semiconductors & Semiconductor Equipment - 0.2%
ARM Holdings PLC	1,995	36,313
CSR PLC	724	7,579

Total Semiconductors & Semiconductor Equipment		43,892

Software - 0.5%
Aveva Group PLC	176	6,308
Fidessa Group PLC	208	7,761
Micro Focus International PLC	1,319	16,778
Sage Group PLC (The)	10,230	68,401

Total Software		99,248

Specialty Retail - 0.5%
Kingfisher PLC	17,510	111,567

Textiles, Apparel & Luxury Goods - 0.3%
Burberry Group PLC	2,223	55,817

Tobacco - 6.6%
British American Tobacco PLC	17,575	942,535
Imperial Tobacco Group PLC	12,023	465,568

Total Tobacco		1,408,103

Trading Companies & Distributors - 0.3%
Ashtead Group PLC	900	11,329
Bunzl PLC	2,020	48,511
SIG PLC	2,930	10,269

Total Trading Companies & Distributors		70,109

Transportation Infrastructure - 0.1%
BBA Aviation PLC	4,492	23,852

Wireless Telecommunication Services - 6.2%
Vodafone Group PLC	337,809	1,326,005

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $19,847,101)(a)		21,448,920
Liabilities in Excess of Cash and Other Assets - (0.1)%		(29,552)

NET ASSETS - 100.0%		$21,419,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree United Kingdom Hedged Equity Fund (DXPS)

December 31, 2013

NVDR	- Non-Voting Depositary Receipt

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 99.3%
Japan - 99.3%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	1,600	$64,393
Yusen Logistics Co., Ltd.	4,600	58,165

Total Air Freight & Logistics		122,558

Auto Components - 5.3%
Aisan Industry Co., Ltd.	6,300	60,599
Akebono Brake Industry Co., Ltd.	14,400	64,119
Calsonic Kansei Corp.	26,000	134,323
EXEDY Corp.	5,500	160,910
FCC Co., Ltd.	4,300	85,750
G-TEKT Corp.	1,690	57,724
Hi-Lex Corp.	4,270	100,143
H-One Co., Ltd.	2,490	23,714
Keihin Corp.	8,000	124,066
KYB Co., Ltd.	17,000	89,444
Musashi Seimitsu Industry Co., Ltd.	3,200	69,234
Nifco, Inc.	6,400	169,644
Nissin Kogyo Co., Ltd.	8,000	169,583
Pacific Industrial Co., Ltd.	6,300	43,876
Press Kogyo Co., Ltd.	16,000	66,372
Riken Corp.	16,000	69,721
Sanden Corp.	19,000	90,205
Sanoh Industrial Co., Ltd.	5,900	41,146
Showa Corp.	8,000	128,938
Taiho Kogyo Co., Ltd.	3,200	37,357
Takata Corp.	6,400	183,588
Tokai Rika Co., Ltd.	8,000	159,231
Tokai Rubber Industries Ltd.	9,600	93,895
Topre Corp.	5,400	80,046
Toyo Tire & Rubber Co., Ltd.	22,000	125,379
TPR Co., Ltd.	3,200	54,346
Unipres Corp.	3,200	60,039

Total Auto Components		2,543,392

Beverages - 1.3%
Coca-Cola West Co., Ltd.	12,800	271,211
Ito En Ltd.	9,000	188,468
Sapporo Holdings Ltd.	43,000	180,829

Total Beverages		640,508

Building Products - 2.5%
Aica Kogyo Co., Ltd.	8,000	158,242
Central Glass Co., Ltd.	32,000	106,560
NICHIAS Corp.	16,000	109,605
Nichiha Corp.	3,200	43,933
Nitto Boseki Co., Ltd.	24,000	126,730
Noritz Corp.	4,800	102,800
Okabe Co., Ltd.	5,700	67,247
Sankyo Tateyama, Inc.	1,600	31,785
Sanwa Holdings Corp.	28,000	189,943
Takara Standard Co., Ltd.	16,000	120,717
Takasago Thermal Engineering Co., Ltd.	15,200	128,565

Total Building Products		1,186,127

Capital Markets - 1.6%
GCA Savvian Corp.	4,800	46,308
Ichiyoshi Securities Co., Ltd.	6,400	106,986
Marusan Securities Co., Ltd.	8,000	74,516
Mito Securities Co., Ltd.	13,000	63,575
Monex Group, Inc.	19,345	86,689
Tokai Tokyo Financial Holdings, Inc.	36,100	348,962
Toyo Securities Co., Ltd.	16,000	57,999

Total Capital Markets		785,035

Chemicals - 7.5%
Achilles Corp.	30,000	42,243
ADEKA Corp.	12,800	141,025
Asahi Organic Chemicals Industry Co., Ltd.	18,000	37,505
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	16,000	73,070
DAISO Co., Ltd.	17,113	57,638
Denki Kagaku Kogyo K.K.	74,000	305,561
Earth Chemical Co., Ltd.	3,200	112,649
Fujimi, Inc.	6,000	77,808
FUJIMORI KOGYO Co., Ltd.	1,600	39,838
JSP Corp.	3,695	56,319
Konishi Co., Ltd.	2,000	37,543
Kureha Corp.	28,000	143,323
Lintec Corp.	8,000	148,271
Nippon Shokubai Co., Ltd.	16,000	176,890
Nippon Soda Co., Ltd.	16,000	101,993
Nippon Valqua Industries Ltd.	29,000	78,084
NOF Corp.	20,000	142,334
Sakai Chemical Industry Co., Ltd.	23,000	71,119
Sanyo Chemical Industries Ltd.	16,000	109,757
Shin-Etsu Polymer Co., Ltd.	11,900	42,910
Sumitomo Bakelite Co., Ltd.	32,000	115,085
Taiyo Holdings Co., Ltd.	4,300	135,417
Takiron Co., Ltd.	16,000	66,067
Toagosei Co., Ltd.	37,000	158,413
Tokai Carbon Co., Ltd.	32,000	111,736
Tokuyama Corp.	16,000	60,739
Tosoh Corp.	51,000	237,277
Toyo Ink SC Holdings Co., Ltd.	41,000	202,455
Toyobo Co., Ltd.	112,000	206,727
Ube Industries, Ltd.	147,800	316,398

Total Chemicals		3,606,194

Commercial Banks - 8.5%
77 Bank Ltd. (The)	32,000	154,969
Akita Bank Ltd. (The)	28,000	75,924
Aomori Bank Ltd. (The)	32,000	83,117
Awa Bank Ltd. (The)	16,000	80,225
Bank of Iwate, Ltd. (The)	1,700	85,400
Bank of Nagoya Ltd. (The)	16,000	54,193
Bank of Okinawa, Ltd. (The)	1,700	67,528
Bank of Saga Ltd. (The)	18,000	38,704
Bank of the Ryukyus Ltd.	4,800	62,840
Chukyo Bank Ltd. (The)	16,000	27,706
Daisan Bank Ltd. (The)	32,000	54,193
Daishi Bank Ltd. (The)	45,000	155,416
Ehime Bank Ltd. (The)	28,000	58,874
Eighteenth Bank Ltd. (The)	18,000	40,930
FIDEA Holdings Co., Ltd.	20,000	38,057
Fukui Bank Ltd. (The)	32,000	74,288
Higashi-Nippon Bank Ltd. (The)	32,000	74,897
Higo Bank Ltd. (The)	16,000	87,836
Hokkoku Bank Ltd. (The)	32,000	114,780
Hokuetsu Bank Ltd. (The)	44,000	89,168
Hyakugo Bank Ltd. (The)	28,000	112,155
Hyakujushi Bank Ltd. (The)	32,000	111,431
Juroku Bank Ltd. (The)	40,000	146,901
Kagoshima Bank Ltd. (The)	16,000	101,689
Kansai Urban Banking Corp.*	112,000	130,003
Keiyo Bank Ltd. (The)	32,000	154,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
Kiyo Bank Ltd. (The)*	9,656	$128,894
Michinoku Bank Ltd. (The)	16,000	31,359
Mie Bank Ltd. (The)	32,000	69,112
Miyazaki Bank Ltd. (The)	19,000	53,147
Musashino Bank Ltd. (The)	4,000	134,152
Nagano Bank Ltd. (The)	16,000	27,706
Nishi-Nippon City Bank Ltd. (The)	81,000	218,096
North Pacific Bank Ltd.	9,600	39,092
Ogaki Kyoritsu Bank Ltd. (The)	48,000	131,982
Oita Bank Ltd. (The)	22,000	81,633
San-In Godo Bank Ltd. (The)	14,000	100,433
Senshu Ikeda Holdings, Inc.	37,700	175,758
Shiga Bank Ltd. (The)	16,000	84,030
Shikoku Bank Ltd. (The)	18,000	40,417
Tochigi Bank Ltd. (The)	16,000	61,957
Toho Bank Ltd. (The)	32,000	99,862
Tokyo Tomin Bank, Ltd. (The)	3,200	33,216
TOMATO BANK, Ltd.	16,000	26,944
TOMONY Holdings, Inc.	17,600	71,167
Towa Bank, Ltd. (The)	32,000	28,619
Yachiyo Bank, Ltd. (The)	1,600	41,726
Yamagata Bank Ltd. (The)	16,000	65,915
Yamanashi Chuo Bank, Ltd. (The)	16,000	69,721

Total Commercial Banks		4,090,217

Commercial Services & Supplies - 2.0%
Aeon Delight Co., Ltd.	8,000	153,523
Daiseki Co., Ltd.	3,200	62,657
ITOKI Corp.	4,800	27,356
KOKUYO Co., Ltd.	14,400	105,631
Kyodo Printing Co., Ltd.	16,000	44,146
Matsuda Sangyo Co., Ltd.	3,200	42,898
Moshi Moshi Hotline, Inc.	16,000	171,562
NAC Co., Ltd.	2,000	31,644
Okamura Corp.	12,000	102,069
Sato Holdings Corp.	3,400	77,152
Toppan Forms Co., Ltd.	16,000	146,901

Total Commercial Services & Supplies		965,539

Communications Equipment - 0.3%
Hitachi Kokusai Electric, Inc.	10,000	140,812

Computers & Peripherals - 0.4%
Eizo Corp.	3,200	81,777
Melco Holdings, Inc.	3,200	41,345
Roland DG Corp.	1,600	54,726

Total Computers & Peripherals		177,848

Construction & Engineering - 3.8%
Asunaro Aoki Construction Co., Ltd.	8,000	45,440
COMSYS Holdings Corp.	11,200	176,037
Kandenko Co., Ltd.	32,000	180,543
KINDEN Corp.	23,000	240,712
Kitano Construction Corp.	16,000	37,144
Kyowa Exeo Corp.	11,200	148,119
Maeda Corp.	16,000	105,951
Maeda Road Construction Co., Ltd.	9,000	147,881
NDS Co., Ltd.	16,000	44,299
Nippon Koei Co., Ltd.	16,000	67,437
Nishimatsu Construction Co., Ltd.	27,000	85,800
Okumura Corp.	32,000	147,966
Penta-Ocean Construction Co., Ltd.	12,500	43,885
Sumitomo Densetsu Co., Ltd.	3,000	43,271
Taikisha Ltd.	4,300	95,610
Toda Corp.	32,000	111,127
Totetsu Kogyo Co., Ltd.	3,000	56,458
Toyo Engineering Corp.	16,000	65,154

Total Construction & Engineering		1,842,834

Construction Materials - 0.3%
Sumitomo Osaka Cement Co., Ltd.	38,000	146,064

Consumer Finance - 0.1%
Pocket Card Co., Ltd.	4,800	39,275

Containers & Packaging - 1.1%
FP Corp.	2,000	142,714
Fuji Seal International, Inc.	2,200	68,237
Nihon Yamamura Glass Co., Ltd.	16,000	28,315
Pack Corp. (The)	2,900	51,513
Rengo Co., Ltd.	32,000	192,722
Tomoku Co., Ltd.	16,000	55,107

Total Containers & Packaging		538,608

Distributors - 0.7%
Chori Co., Ltd.	3,200	35,987
Doshisha Co., Ltd.	3,500	49,351
Happinet Corp.	3,200	28,284
Paltac Corp.	10,250	132,824
Sankyo Seiko Co., Ltd.	11,200	37,829
Yondoshi Holdings, Inc.	1,900	28,779

Total Distributors		313,054

Diversified Consumer Services - 0.2%
Meiko Network Japan Co., Ltd.	3,200	34,251
Riso Kyoiku Co., Ltd.	8,194	40,461

Total Diversified Consumer Services		74,712

Electric Utilities - 0.1%
Okinawa Electric Power Co., Inc. (The)	1,600	53,889

Electrical Equipment - 2.1%
Daihen Corp.	16,000	74,288
Denyo Co., Ltd.	2,400	34,069
ENDO Lighting Corp.	890	17,740
Fujikura Ltd.	29,000	136,026
Furukawa Electric Co., Ltd.	48,000	120,565
GS Yuasa Corp.	29,000	166,928
IDEC Corp.	7,400	65,266
Nippon Carbon Co., Ltd.	16,000	30,141
Nippon Signal Co., Ltd. (The)	5,700	48,212
Nitto Kogyo Corp.	4,800	81,382
Takaoka Toko Holdings Co., Ltd.	2,565	47,832
Tatsuta Electric Wire and Cable Co., Ltd.	4,000	24,166
Ushio, Inc.	11,200	148,758

Total Electrical Equipment		995,373

Electronic Equipment, Instruments & Components - 4.7%
Ai Holdings Corp.	6,400	79,768
Amano Corp.	11,200	102,830
ANRITSU Corp.	11,200	123,290
Azbil Corp.	11,200	261,179
Canon Electronics, Inc.	7,400	136,446
Citizen Holdings Co., Ltd.	24,400	205,684
CONEXIO Corp.	8,000	63,555
Daiwabo Holdings Co., Ltd.	29,000	56,838
Elematec Corp.	3,000	46,753
Enplas Corp.	819	56,260
Fuji Electronics Co., Ltd.	3,600	47,747
Hakuto Co., Ltd.	4,800	47,952
HORIBA Ltd.	3,200	109,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
Hosiden Corp.	5,700	$30,804
Kaga Electronics Co., Ltd.	4,800	54,300
Kanematsu Electronics Ltd.	7,014	88,622
KOA Corp.	4,800	49,276
MACNICA, Inc.	2,000	53,470
Nichicon Corp.	6,400	61,988
Nippon Ceramic Co., Ltd.	3,395	53,103
OHARA, Inc.	4,300	26,347
OPTEX Co., Ltd.	2,000	32,558
Panasonic Industrial Devices SUNX Co., Ltd.	7,491	34,994
Ryosan Co., Ltd.	5,300	112,853
Sanshin Electronics Co., Ltd.	4,800	33,247
SIIX Corp.	3,200	38,879
Star Micronics Co., Ltd.	8,000	93,316
Taiyo Yuden Co., Ltd.(a)	4,300	56,090
Tomen Electronics Corp.	3,200	35,256
Topcon Corp.	3,700	56,184
UKC Holdings Corp.	1,900	31,310

Total Electronic Equipment, Instruments & Components		2,280,199

Energy Equipment & Services - 0.4%
Modec, Inc.	2,600	74,706
Shinko Plantech Co., Ltd.	12,300	95,610
Toyo Kanetsu K.K.	16,000	44,907

Total Energy Equipment & Services		215,223

Food & Staples Retailing - 3.1%
Ain Pharmaciez, Inc.	881	43,335
Arcs Co., Ltd.	6,400	122,696
Belc Co., Ltd.	3,200	56,020
Cawachi Ltd.	2,700	50,838
Create SD Holdings Co., Ltd.	1,800	62,338
Heiwado Co., Ltd.	4,800	68,731
Kasumi Co., Ltd.	8,000	49,474
Kato Sangyo Co., Ltd.	4,800	87,684
Matsumotokiyoshi Holdings Co., Ltd.	5,000	174,825
Mitsubishi Shokuhin Co., Ltd.(a)	4,700	114,342
SAN-A Co., Ltd.	3,200	87,562
Tsuruha Holdings, Inc.	1,600	147,205
UNY Group Holdings Co., Ltd.	39,300	240,799
Valor Co., Ltd.	4,800	63,525
Welcia Holdings Co., Ltd.	1,500	78,493
Yokohama Reito Co., Ltd.	8,000	60,739

Total Food & Staples Retailing		1,508,606

Food Products - 3.4%
Ariake Japan Co., Ltd.	3,200	78,824
Ezaki Glico Co., Ltd.	13,000	147,186
Fuji Oil Co., Ltd.	7,900	117,780
Hokuto Corp.	5,300	99,591
Itoham Foods, Inc.	16,000	69,721
J-Oil Mills, Inc.(a)	27,000	72,699
Kagome Co., Ltd.	8,000	130,993
Kyokuyo Co., Ltd.	16,000	40,493
Marudai Food Co., Ltd.	18,000	52,747
Maruha Nichiro Holdings, Inc.	44,000	76,609
Mitsui Sugar Co., Ltd.	17,000	65,344
Morinaga Milk Industry Co., Ltd.	32,000	94,991
Nichirei Corp.	32,000	163,189
Nippon Beet Sugar Manufacturing Co., Ltd.	29,000	51,320
Nippon Flour Mills Co., Ltd.	21,000	103,497
Nisshin Oillio Group Ltd. (The)	26,000	84,601
Rock Field Co., Ltd.	2,000	35,812
Sakata Seed Corp.	4,300	54,576
Showa Sangyo Co., Ltd.	16,000	48,713
Starzen Co., Ltd.	16,000	41,559
Yonekyu Corp.	3,200	25,270

Total Food Products		1,655,515

Gas Utilities - 0.3%
Hokkaido Gas Co., Ltd.	16,000	41,406
Saibu Gas Co., Ltd.	32,000	75,201
Shizuoka Gas Co., Ltd.	8,000	47,648

Total Gas Utilities		164,255

Health Care Equipment & Supplies - 1.0%
EIKEN CHEMICAL Co., Ltd.	2,700	50,992
Hogy Medical Co., Ltd.	1,600	84,335
MANI, Inc.	1,600	54,574
Nagaileben Co., Ltd.	4,700	70,921
Nihon Kohden Corp.	3,900	136,178
Paramount Bed Holdings Co., Ltd.	2,275	76,298

Total Health Care Equipment & Supplies		473,298

Health Care Providers & Services - 0.5%
BML, Inc.	2,000	67,742
Ship Healthcare Holdings, Inc.	2,125	82,590
Toho Holdings Co., Ltd.	3,500	56,177
Vital Ksk Holdings, Inc.	4,800	33,293

Total Health Care Providers & Services		239,802

Hotels, Restaurants & Leisure - 2.6%
Aeon Fantasy Co., Ltd.	1,600	24,509
Doutor Nichires Holdings Co., Ltd.	6,300	105,195
Ichibanya Co., Ltd.	1,690	62,066
Kyoritsu Maintenance Co., Ltd.	1,600	57,542
MOS Food Services, Inc.	1,600	30,385
Ohsho Food Service Corp.	3,400	104,162
Plenus Co., Ltd.	8,000	179,021
Resorttrust, Inc.	10,900	199,011
Round One Corp.	16,000	128,633
Saizeriya Co., Ltd.	3,200	39,214
St. Marc Holdings Co., Ltd.	1,600	76,571
Tokyotokeiba Co., Ltd.	16,000	64,697
Toridoll.Corp.	3,395	30,460
Watami Co., Ltd.(a)	3,200	42,076
Zensho Holdings Co., Ltd.(a)	9,600	103,120

Total Hotels, Restaurants & Leisure		1,246,662

Household Durables - 2.4%
Cleanup Corp.	5,600	50,723
Corona Corp.	3,800	40,999
Foster Electric Co., Ltd.	2,000	36,897
France Bed Holdings Co., Ltd.	32,000	62,109
Funai Electric Co., Ltd.	6,400	83,361
Iida Group Holdings Co., Ltd.*	21,771	435,399
JVCKENWOOD Corp.	14,700	29,091
Misawa Homes Co., Ltd.	2,800	43,077
PanaHome Corp.	22,000	162,219
Pressance Corp.	1,600	46,963
Sanyo Housing Nagoya Co., Ltd.	3,200	35,591
Takamatsu Construction Group Co., Ltd.	3,200	57,573
Token Corp.	1,280	61,500

Total Household Durables		1,145,502

Household Products - 0.7%
Lion Corp.	29,000	161,962

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
Pigeon Corp.	3,200	$155,273

Total Household Products		317,235

Industrial Conglomerates - 0.4%
Nisshinbo Holdings, Inc.	20,000	192,379

Internet & Catalog Retail - 0.9%
ASKUL Corp.	4,800	140,888
Belluna Co., Ltd.	9,700	46,975
Nissen Holdings Co., Ltd.(a)	11,200	43,050
Senshukai Co., Ltd.	8,000	67,057
Start Today Co., Ltd.	6,200	154,019

Total Internet & Catalog Retail		451,989

Internet Software & Services - 0.5%
GMO Internet, Inc.	8,000	105,038
Gurunavi, Inc.	3,200	95,143
Internet Initiative Japan, Inc.	1,000	26,830

Total Internet Software & Services		227,011

IT Services - 1.8%
Ines Corp.	8,000	52,519
Information Services International-Dentsu Ltd.	3,200	34,830
IT Holdings Corp.	7,300	115,225
NEC Fielding Ltd.	9,600	106,773
NEC Networks & System Integration Corp.	5,800	140,330
NET One Systems Co., Ltd.(a)	19,200	126,046
Nihon Unisys, Ltd.	8,000	70,253
NS Solutions Corp.	7,000	154,978
TKC Corp.	3,200	54,437

Total IT Services		855,391

Leisure Equipment & Products - 1.3%
Daikoku Denki Co., Ltd.	3,500	71,728
Dunlop Sports Co., Ltd.	7,214	86,482
Fields Corp.	5,100	98,259
Mars Engineering Corp.	3,500	64,735
Mizuno Corp.(a)	16,000	81,290
TOMY Co., Ltd.	11,200	49,977
Universal Entertainment Corp.	10,400	191,961

Total Leisure Equipment & Products		644,432

Machinery - 6.7%
Aida Engineering Ltd.	11,200	121,372
Asahi Diamond Industrial Co., Ltd.	8,000	82,280
Bando Chemical Industries Ltd.	16,000	63,023
Chugai Ro Co., Ltd.	16,000	39,580
CKD Corp.	5,000	54,279
Daifuku Co., Ltd.	10,500	134,266
DMG MORI SEIKI Co., Ltd.	10,700	192,611
Fujitec Co., Ltd.	11,000	143,067
Furukawa Co., Ltd.	30,000	59,369
GLORY Ltd.	6,400	165,929
Hitachi Koki Co., Ltd.	19,200	140,842
Hitachi Zosen Corp.	13,600	104,163
ISEKI & Co., Ltd.	16,000	47,800
Kitz Corp.	11,200	56,264
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,095	52,870
Meidensha Corp.	22,000	82,051
Minebea Co., Ltd.	35,000	256,077
Mitsui Engineering & Shipbuilding Co., Ltd.	80,000	165,168
Miura Co., Ltd.	4,200	104,975
Nachi-Fujikoshi Corp.	16,000	90,272
Nitta Corp.	2,800	61,698
Noritake Co., Ltd.	28,000	68,731
Obara Group, Inc.	1,600	50,083
Oiles Corp.	4,200	84,915
OKUMA Corp.	15,000	165,406
OSG Corp.	8,000	135,940
Ryobi Ltd.	19,000	76,466
SHIMA SEIKI MFG., Ltd.	2,300	43,262
Sintokogio, Ltd.	4,200	31,529
Sodick Co., Ltd.	8,000	35,545
Tocalo Co., Ltd.	2,900	45,195
Torishima Pump Manufacturing Co., Ltd.	3,200	32,029
Toshiba Machine Co., Ltd.	16,000	92,555
Tsubakimoto Chain Co.	14,000	106,826
Union Tool Co.	2,000	45,914

Total Machinery		3,232,355

Marine - 0.4%
Japan Transcity Corp.	16,000	51,606
Kawasaki Kisen Kaisha, Ltd.	50,000	126,540

Total Marine		178,146

Media - 2.3%
Asatsu-DK, Inc.	2,900	68,013
Avex Group Holdings, Inc.	3,900	83,859
CyberAgent, Inc.	5,924	241,232
Daiichikosho Co., Ltd.	7,200	203,865
Gakken Holdings Co., Ltd.	16,000	46,886
Kadokawa Corp.	1,600	54,346
OPT, Inc.(a)	3,395	32,269
Proto Corp.	3,395	47,483
Toei Co., Ltd.	10,000	56,610
TV Asahi Corp.	8,000	177,499
TV TOKYO Holdings Corp.	3,100	49,432
Zenrin Co., Ltd.	6,400	62,414

Total Media		1,123,908

Metals & Mining - 2.6%
Aichi Steel Corp.	22,000	91,052
Asahi Holdings, Inc.	7,000	119,081
Kurimoto, Ltd.	16,000	37,905
Kyoei Steel Ltd.	3,200	60,374
Mitsui Mining & Smelting Co., Ltd.	44,000	135,217
Neturen Co., Ltd.	5,400	44,441
Nippon Coke & Engineering Co., Ltd.	48,000	61,653
Nippon Denko Co., Ltd.	12,000	36,192
Nisshin Steel Holdings Co., Ltd.	3,395	40,667
Nittetsu Mining Co., Ltd.	13,000	64,193
OSAKA Titanium Technologies Co.	2,000	34,880
Toho Zinc Co., Ltd.	16,000	53,585
Topy Industries Ltd.	27,000	50,093
Toyo Kohan Co., Ltd.	16,000	74,896
UACJ Corp.	60,532	229,216
Yodogawa Steel Works Ltd.	22,000	94,819

Total Metals & Mining		1,228,264

Multiline Retail - 1.1%
Fuji Co., Ltd.	1,600	27,325
H2O Retailing Corp.	16,000	128,024
Izumi Co., Ltd.	6,400	200,942
Parco Co., Ltd.	9,600	90,515
Seria Co., Ltd.	1,590	63,990

Total Multiline Retail		510,796

Office Electronics - 0.5%
Riso Kagaku Corp.	3,395	69,867

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
Toshiba TEC Corp.	22,000	$152,590

Total Office Electronics		222,457

Oil, Gas & Consumable Fuels - 0.6%
Itochu Enex Co., Ltd.	19,300	106,319
Nippon Gas Co., Ltd.	3,200	34,038
San-Ai Oil Co., Ltd.	16,000	75,353
Sinanen Co., Ltd.	16,000	62,566

Total Oil, Gas & Consumable Fuels		278,276

Paper & Forest Products - 0.8%
Daiken Corp.	19,000	50,978
Daio Paper Corp.	16,000	160,297
Hokuetsu Kishu Paper Co., Ltd.	30,000	141,287
Tokushu Tokai Paper Co., Ltd.	18,000	36,820

Total Paper & Forest Products		389,382

Personal Products - 1.7%
Fancl Corp.	9,600	103,851
KOBAYASHI Pharmaceutical Co., Ltd.	3,300	184,301
Kose Corp.	5,400	171,600
Mandom Corp.	2,700	85,543
Noevir Holdings Co., Ltd.	4,800	87,044
Pola Orbis Holdings, Inc.	4,460	159,339

Total Personal Products		791,678

Pharmaceuticals - 2.7%
Fuji Pharma Co., Ltd.	1,600	28,467
Fuso Pharmaceutical Industries, Ltd.	16,000	52,062
Kaken Pharmaceutical Co., Ltd.	16,000	240,521
KYORIN Holdings, Inc.	8,000	171,486
Mochida Pharmaceutical Co., Ltd.	2,600	154,607
Nichi-Iko Pharmaceutical Co., Ltd.(a)	5,100	78,753
ROHTO Pharmaceutical Co., Ltd.	7,000	106,893
Sawai Pharmaceutical Co., Ltd.	2,700	174,683
Towa Pharmaceutical Co., Ltd.	1,600	67,209
Tsumura & Co.	7,700	204,249

Total Pharmaceuticals		1,278,930

Professional Services - 0.7%
Meitec Corp.	8,000	216,774
Nomura Co., Ltd.	5,300	44,173
Temp Holdings Co., Ltd.	3,200	85,157

Total Professional Services		346,104

Real Estate Management & Development - 1.0%
Airport Facilities Co., Ltd.	8,000	66,143
DAIBIRU Corp.	8,000	97,959
Daikyo, Inc.	26,000	70,748
Heiwa Real Estate Co., Ltd.	3,200	55,594
Jowa Holdings Co., Ltd.	3,200	99,558
Relo Holdings, Inc.	1,690	86,667

Total Real Estate Management & Development		476,669

Road & Rail - 2.7%
Fukuyama Transporting Co., Ltd.	32,000	175,976
Hitachi Transport System, Ltd.	9,600	143,399
Ichinen Holdings Co., Ltd.	4,300	33,056
Maruzen Showa Unyu Co., Ltd.	16,000	55,411
Nankai Electric Railway Co., Ltd.	34,261	120,935
Nippon Konpo Unyu Soko Co., Ltd.	9,600	172,719
Nishi-Nippon Railroad Co., Ltd.	32,000	118,434
Sankyu, Inc.	33,000	128,728
Seino Holdings Corp.	15,000	157,414
Senko Co., Ltd.	17,000	88,150
Sotetsu Holdings, Inc.	32,000	109,605

Total Road & Rail		1,303,827

Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp.	4,400	74,725
Lasertec Corp.	3,200	30,994
MegaChips Corp.	3,200	48,957
Mimasu Semiconductor Industry Co., Ltd.	4,800	41,011
Miraial Co., Ltd.	2,800	41,931
Shinko Electric Industries Co., Ltd.	11,200	92,920
Tokyo Seimitsu Co., Ltd.	1,700	35,794

Total Semiconductors & Semiconductor Equipment		366,332

Software - 1.4%
Capcom Co., Ltd.	9,200	165,172
DTS Corp.	3,200	56,142
Fuji Soft, Inc.	1,900	43,656
MTI Ltd.	3,700	58,859
SQUARE ENIX HOLDINGS Co., Ltd.	14,400	252,091
SRA Holdings, Inc.	3,600	44,356
Systena Corp.	7,600	53,942

Total Software		674,218

Specialty Retail - 5.1%
Adastria Holdings Co., Ltd	3,130	113,312
Alpen Co., Ltd.	4,800	86,314
AOKI Holdings, Inc.	8,200	142,303
Aoyama Trading Co., Ltd.	7,500	202,869
Arcland Sakamoto Co., Ltd.	1,690	29,409
AUTOBACS SEVEN Co., Ltd.	16,000	249,503
Chiyoda Co., Ltd.	4,800	92,525
DCM Holdings Co., Ltd.	19,800	137,520
EDION Corp.	23,200	135,750
Gulliver International Co., Ltd.	9,600	53,615
Honeys Co., Ltd.	3,810	37,119
Keiyo Co., Ltd.	8,000	35,698
Kohnan Shoji Co., Ltd.	6,400	66,067
Komeri Co., Ltd.	3,400	87,018
Konaka Co., Ltd.	4,800	42,791
K’s Holdings Corp.	5,600	161,971
Kyoto Kimono Yuzen Co., Ltd.	5,200	53,680
NAFCO Co., Ltd.	1,600	24,204
Otsuka Kagu Ltd.	4,800	46,856
Pal Co., Ltd.	1,800	44,013
RIGHT ON Co., Ltd.	4,800	33,977
Shimachu Co., Ltd.	6,700	158,663
T-Gaia Corp.	14,400	162,626
United Arrows Ltd.	3,200	119,956
Xebio Co., Ltd.	4,800	92,251
Yellow Hat Ltd.	2,700	48,166

Total Specialty Retail		2,458,176

Textiles, Apparel & Luxury Goods - 1.9%
Fujibo Holdings, Inc.	16,000	34,556
Gunze Ltd.	42,000	105,495
Japan Vilene Co., Ltd.	11,000	62,062
Japan Wool Textile Co., Ltd. (The)	16,000	116,303
Kurabo Industries Ltd.	43,000	76,095
Onward Holdings Co., Ltd.	27,000	204,738
Sanyo Shokai Ltd.	27,000	73,213
Seiren Co., Ltd.	8,000	63,632
Wacoal Holdings Corp.	19,000	193,606

Total Textiles, Apparel & Luxury Goods		929,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

December 31, 2013

Investments	Shares	Value
Trading Companies & Distributors - 3.6%
ADVAN Co., Ltd.	3,800	$43,891
Daiichi Jitsugyo Co., Ltd.	16,000	71,700
Hanwa Co., Ltd.	36,000	192,836
Inaba Denki Sangyo Co., Ltd.	5,700	177,879
Inabata & Co., Ltd.	11,200	122,757
Iwatani Corp.	28,000	142,258
Kamei Corp.	3,800	29,936
Kuroda Electric Co., Ltd.	3,900	58,553
Mitani Corp.	2,900	60,122
Mitsui Matsushima Co., Ltd.	27,323	42,633
Nagase & Co., Ltd.	14,400	174,546
Nippon Steel & Sumikin Bussan Corp.	57,960	216,719
Onoken Co., Ltd.	4,800	60,602
Shinsho Corp.	16,000	36,230
Trusco Nakayama Corp.	3,200	75,384
Wakita & Co., Ltd.	5,980	70,437
Yamazen Corp.	11,200	68,731
Yuasa Trading Co., Ltd.	47,000	96,142

Total Trading Companies & Distributors		1,741,356

Transportation Infrastructure - 0.6%
Japan Airport Terminal Co., Ltd.	4,100	92,762
Mitsui-Soko Co., Ltd.	9,000	41,787
Nissin Corp.	16,000	45,060
Sumitomo Warehouse Co., Ltd. (The)	17,000	98,178

Total Transportation Infrastructure		277,787

TOTAL COMMON STOCKS (Cost: $46,474,054)		47,687,898

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.05%(b) (Cost: $443,530)(c)	443,530	443,530

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $46,917,584)(d)		48,131,428
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.2)%		(108,598)

NET ASSETS - 100.0%		$48,022,830

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at December 31, 2013 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of December 31, 2013.
(c)	At December 31, 2013, the total market value of the Fund’s securities on loan was $422,041 and the total market value of the collateral held by the Fund was $443,530.
(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 97.5%

Brazil - 14.7%
Ambev S.A.	120,002	$880,973
CCR S.A.	28,800	216,923
Cia de Saneamento Basico do Estado de Sao Paulo	1,600	17,945
Cia Hering	4,000	50,694
Cielo S.A.	11,900	331,137
EcoRodovias Infraestrutura e Logistica S.A.	4,000	25,093
Itau Unibanco Holding S.A.	21,600	269,628
Localiza Rent a Car S.A.	800	11,285
Lojas Renner S.A.	1,600	41,369
M Dias Branco S.A.	800	33,909
Marisa Lojas S.A.	1,600	12,614
Odontoprev S.A.	8,800	36,666
Petroleo Brasileiro S.A.	63,900	433,087
Souza Cruz S.A.	27,200	277,966
Tegma Gestao Logistica	1,600	12,207
Ultrapar Participacoes S.A.	5,600	132,805
WEG S.A.	7,200	95,095

Total Brazil		2,879,396

Chile - 0.6%
CFR Pharmaceuticals S.A.	40,558	9,108
SACI Falabella	12,680	113,733

Total Chile		122,841

China - 8.2%
Air China Ltd. Class H	32,000	23,896
China International Marine Containers Group Co., Ltd. Class H	16,000	34,048
China Minsheng Banking Corp., Ltd. Class H	132,000	146,577
China National Building Material Co., Ltd. Class H	80,000	86,049
China Pacific Insurance Group Co., Ltd. Class H	22,400	87,824
China Telecom Corp., Ltd. Class H	784,000	396,360
Great Wall Motor Co., Ltd. Class H	12,000	66,239
PetroChina Co., Ltd. Class H	416,000	456,037
Ping An Insurance Group Co. of China Ltd. Class H	16,000	143,311
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	24,000	32,377
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	7,200	17,624
Sinopharm Group Co., Ltd. Class H	16,000	45,913
Wumart Stores, Inc. Class H	16,000	26,000
Zhuzhou CSR Times Electric Co., Ltd. Class H	8,000	28,786
Zoomlion Heavy Industry Science And Technology Co., Ltd. Class H	32,000	29,880

Total China		1,620,921

India - 1.2%
Infosys Ltd. ADR	3,253	184,120
Tata Motors Ltd. ADR	980	30,184
Wipro Ltd. ADR	2,430	30,593

Total India		244,897

Indonesia - 10.5%
PT AKR Corporindo Tbk	28,000	10,066
PT Astra Agro Lestari Tbk	24,000	49,499
PT Astra International Tbk	591,500	330,501
PT Bank Central Asia Tbk	132,000	104,125
PT Bank Mandiri Persero Tbk	220,000	141,906
PT Bank Negara Indonesia Persero Tbk	228,000	74,002
PT Bank Rakyat Indonesia Persero Tbk	335,500	199,866
PT Gudang Garam Tbk	16,000	55,218
PT Harum Energy Tbk	104,000	23,500
PT Indocement Tunggal Prakarsa Tbk	40,000	65,735
PT Indofood CBP Sukses Makmur Tbk	36,000	30,172
PT Jasa Marga Persero Tbk	52,000	20,189
PT Kalbe Farma Tbk	335,500	34,460
PT Media Nusantara Citra Tbk	80,000	17,256
PT Perusahaan Gas Negara Persero Tbk	407,500	149,841
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	140,000	22,202
PT Semen Indonesia Persero Tbk	120,000	139,524
PT Surya Citra Media Tbk	120,000	25,883
PT Tambang Batubara Bukit Asam Persero Tbk	60,000	50,288
PT Telekomunikasi Indonesia Persero Tbk	1,500,500	265,084
PT Unilever Indonesia Tbk	68,000	145,275
PT United Tractors Tbk	64,000	99,918

Total Indonesia		2,054,510

Malaysia - 2.8%
AirAsia Bhd	25,600	17,194
Berjaya Sports Toto Bhd	30,400	37,588
British American Tobacco Malaysia Bhd	5,600	109,624
Carlsberg Brewery Malaysia Bhd	7,200	26,773
Dialog Group Bhd	15,200	16,613
DRB-Hicom Bhd	17,600	15,153
Gamuda Bhd	27,200	39,860
Hartalega Holdings Bhd	6,400	14,127
Kuala Lumpur Kepong Bhd	16,000	121,630
Malaysia Marine And Heavy Engineering Holdings Bhd	23,200	24,790
Nestle (Malaysia) Bhd	4,000	83,041
Tan Chong Motor Holdings Bhd	7,200	13,606
Top Glove Corp. Bhd	6,400	11,000
UOA Development Bhd	18,600	11,017

Total Malaysia		542,016

Mexico - 10.4%
Alsea S.A.B de C.V.	5,600	17,441
America Movil S.A.B de C.V. Series L	423,100	491,678
Arca Continental S.A.B de C.V.	11,200	69,823
Fomento Economico Mexicano S.A.B de C.V.	24,000	231,623
Grupo Bimbo S.A.B de C.V. Series A	10,400	31,921
Grupo Financiero Santander Mexico S.A.B de C.V. Class B	91,100	246,928
Grupo Mexico S.A.B. de C.V. Series B	119,900	395,756
Kimberly-Clark de Mexico S.A.B de C.V. Class A	43,200	122,306
Wal-Mart de Mexico S.A.B de C.V. Series V	167,100	437,106

Total Mexico		2,044,582

Philippines - 2.0%
Aboitiz Power Corp.	167,100	128,010
Ayala Land, Inc.	49,700	27,715
Jollibee Foods Corp.	5,430	21,178
Manila Water Co., Inc.	19,200	9,517
Semirara Mining Corp.	7,430	48,214
SM Investments Corp.	3,800	60,875
SM Prime Holdings, Inc.	130,300	43,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Growth Fund (DGRE)

December 31, 2013

Investments	Shares	Value
Universal Robina Corp.	21,190	$53,999

Total Philippines		392,606

Russia - 12.7%
LSR Group OJSC GDR	6,144	25,719
Magnit OJSC Reg S GDR	1,783	118,034
MegaFon OAO GDR	18,096	606,216
MMC Norilsk Nickel OJSC ADR	67,484	1,121,584
NovaTek OAO Reg S GDR	2,423	331,709
Uralkali OJSC Reg S GDR	11,360	302,176

Total Russia		2,505,438

South Africa - 15.0%
Adcock Ingram Holdings Ltd.	1,731	11,718
AVI Ltd.	5,551	30,411
Bidvest Group Ltd.	4,071	104,304
Capitec Bank Holdings Ltd.	1,119	22,251
Clicks Group Ltd.	2,777	16,648
FirstRand Ltd.	96,073	329,210
Foschini Group Ltd. (The)	5,551	50,747
Imperial Holdings Ltd.	3,503	67,764
Kumba Iron Ore Ltd.	10,255	434,188
Life Healthcare Group Holdings Ltd.	13,072	52,244
Massmart Holdings Ltd.	2,527	31,365
Mr. Price Group Ltd.	3,431	53,638
MTN Group Ltd.	36,454	755,341
Oceana Group Ltd.	1,671	13,082
Pick n Pay Stores Ltd.	5,319	26,408
Shoprite Holdings Ltd.	4,519	70,759
Spar Group Ltd. (The)	3,159	39,674
Tiger Brands Ltd.	2,487	63,383
Truworths International Ltd.	8,784	64,376
Vodacom Group Ltd.	49,268	625,625
Woolworths Holdings Ltd.	12,560	89,519

Total South Africa		2,952,655

South Korea - 1.0%
Coway Co., Ltd.	759	47,754
Grand Korea Leisure Co., Ltd.	1,120	42,875
Huchems Fine Chemical Corp.*	1,440	32,747
Iljin Display Co., Ltd.*	1,320	19,512
KEPCO Plant Service & Engineering Co., Ltd.*	655	34,012
OCI Materials Co., Ltd.*	647	18,239

Total South Korea		195,139

Taiwan - 6.3%
President Chain Store Corp.	8,000	55,430
Richtek Technology Corp.	8,000	37,311
Taiwan Semiconductor Manufacturing Co., Ltd.	325,000	1,150,452

Total Taiwan		1,243,193

Thailand - 9.7%
Advanced Info Service PCL NVDR	54,400	330,274
Bangkok Dusit Medical Services PCL NVDR	12,800	45,770
BEC World PCL NVDR	42,400	65,161
Bumrungrad Hospital PCL NVDR	15,200	40,590
Central Pattana PCL NVDR	33,600	41,923
Charoen Pokphand Foods PCL NVDR	142,300	138,576
CP ALL PCL NVDR	112,100	143,281
Hemaraj Land And Development PCL NVDR	283,900	25,401
Indorama Ventures PCL NVDR	86,800	52,830
Kasikornbank PCL NVDR	26,200	124,382
LPN. Development PCL NVDR	43,200	20,377
Land and Houses PCL NVDR	186,300	50,742
Major Cineplex Group PCL NVDR	51,100	27,214
Minor International PCL NVDR	48,000	30,237
Quality Houses PCL NVDR	269,500	21,652
Shin Corp. PCL NVDR	83,100	171,334
Siam Cement PCL NVDR	15,300	186,245
Siam City Cement PCL NVDR	3,200	38,758
Siam Commercial Bank PCL NVDR	37,600	164,200
Sri Trang Agro-Industry PCL NVDR	71,100	28,128
Thai Airways International PCL NVDR	45,600	19,150
Thai Oil PCL NVDR	51,200	87,645
Thai Stanley Electric PCL NVDR	3,400	21,522
VGI Global Media PCL NVDR	74,984	22,363

Total Thailand		1,897,755

Turkey - 2.4%
Anadolu Efes Biracilik ve Malt Sanayii A.S.	4,511	48,816
Aselsan Elektronik Sanayi ve Ticaret A.S.	4,351	17,497
BIM Birlesik Magazalar A.S.	2,551	51,531
Coca-Cola Icecek A.S.	751	18,089
Ford Otomotiv Sanayi A.S.	9,392	99,231
Koza Altin Isletmeleri A.S.	2,751	28,426
TAV Havalimanlari Holding A.S.	5,895	42,391
Turk Hava Yollari	10,968	32,876
Turk Traktor ve Ziraat Makineleri A.S.	1,407	40,275
Ulker Biskuvi Sanayi A.S.	5,143	36,385
Yapi ve Kredi Bankasi A.S.	29,427	50,951

Total Turkey		466,468

TOTAL COMMON STOCKS (Cost: $19,321,097)		19,162,417

EXCHANGE-TRADED NOTES - 2.2%

United States - 2.2%
iPath MSCI India Index ETN* (Cost: $387,047)	7,617	433,864

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $19,708,144)(a)		19,596,281
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.3%		57,206

NET ASSETS - 100.0%		$19,653,487

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 96.1%

Brazil - 14.3%
AES Tiete S.A.	6,500	$49,041
Ambev S.A.	55,109	404,572
Arezzo Industria e Comercio S.A.	1,000	12,610
BR Malls Participacoes S.A.	13,000	93,949
Cia de Saneamento Basico do Estado de Sao Paulo	12,500	140,193
Cia Hering	2,500	31,684
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	10,000	61,037
Direcional Engenharia S.A.	5,500	27,975
EcoRodovias Infraestrutura e Logistica S.A.	4,000	25,093
Estacio Participacoes S.A.	2,000	17,302
Even Construtora e Incorporadora S.A.	8,000	27,636
Grendene S.A.	5,500	42,172
Grupo BTG Pactual	16,500	191,209
Helbor Empreendimentos S.A.	8,500	28,102
Lojas Americanas S.A.	8,000	46,354
Lojas Renner S.A.	1,500	38,783
M Dias Branco S.A.	1,500	63,579
Marisa Lojas S.A.	3,000	23,652
MRV Engenharia e Participacoes S.A.	19,000	67,890
Natura Cosmeticos S.A.	5,500	96,444
Rodobens Negocios Imobiliarios S.A.	2,000	11,105
Santos Brasil Participacoes S.A.	1,500	12,042
Sao Carlos Empreendimentos e Participacoes S.A.	1,000	15,687
Sonae Sierra Brasil S.A.	1,500	11,591
Souza Cruz S.A.	17,000	173,729
Sul America S.A.	4,500	28,210
Technos S.A.	1,000	6,867

Total Brazil		1,748,508

Chile - 0.5%
Empresas Hites S.A.	10,201	7,187
ENTEL Chile S.A.	2,453	33,288
Forus S.A.	3,365	17,024

Total Chile		57,499

China - 19.8%
Air China Ltd. Class H	140,000	104,543
China Eastern Airlines Corp., Ltd. Class H*	190,000	71,553
China Southern Airlines Co., Ltd. Class H	140,000	54,528
Chongqing Rural Commercial Bank Co., Ltd. Class H	236,000	114,443
Datang International Power Generation Co., Ltd. Class H	180,000	83,108
Dongfeng Motor Group Co., Ltd. Class H	230,000	360,110
Great Wall Motor Co., Ltd. Class H	42,500	234,596
Guangzhou Automobile Group Co., Ltd. Class H	40,000	43,746
Guangzhou R&F Properties Co., Ltd. Class H	64,000	93,601
Huadian Power International Corp., Ltd. Class H	60,000	23,447
Huaneng Power International, Inc. Class H	100,000	90,408
Jiangsu Expressway Co., Ltd. Class H	40,000	49,163
Lianhua Supermarket Holdings Co., Ltd. Class H	25,000	19,346
New China Life Insurance Co., Ltd. Class H*	20,000	67,064
PICC Property & Casualty Co., Ltd. Class H	170,000	252,136
Ping An Insurance Group Co. of China Ltd. Class H	57,500	515,025
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	26,980
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	18,097	54,498
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	20,600	50,426
Tsingtao Brewery Co., Ltd. Class H	10,000	84,540
Wumart Stores, Inc. Class H	15,000	24,375

Total China		2,417,636

India - 4.1%
Mahindra & Mahindra Ltd. GDR	12,421	173,894
Tata Motors Ltd. ADR	10,527	324,232

Total India		498,126

Indonesia - 7.7%
PT ACE Hardware Indonesia Tbk	174,000	8,435
PT Agung Podomoro Land Tbk	392,500	6,934
PT Alam Sutera Realty Tbk	227,000	8,021
PT Astra International Tbk	710,500	396,993
PT Bank Bukopin Tbk	164,000	8,355
PT Bank Pan Indonesia Tbk*	212,000	11,497
PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk	146,500	10,714
PT Bank Tabungan Negara Persero Tbk	146,500	10,473
PT Gajah Tunggal Tbk	111,000	15,323
PT Garuda Indonesia Persero Tbk*	314,131	12,906
PT Gudang Garam Tbk	25,000	86,278
PT Indofood CBP Sukses Makmur Tbk	47,500	39,811
PT Indofood Sukses Makmur Tbk	123,000	66,705
PT Japfa Comfeed Indonesia Tbk	209,000	20,952
PT Mayora Indah Tbk	8,500	18,159
PT Media Nusantara Citra Tbk	136,500	29,442
PT Mitra Adiperkasa Tbk	20,000	9,038
PT Pakuwon Jati Tbk	292,000	6,478
PT Panin Financial Tbk*	688,000	11,024
PT Ramayana Lestari Sentosa Tbk	90,000	7,839
PT Summarecon Agung Tbk	108,000	6,922
PT Surya Citra Media Tbk	85,000	18,334
PT Tiga Pilar Sejahtera Food Tbk	62,832	7,383
PT Unilever Indonesia Tbk	40,000	85,456
PT XL Axiata Tbk	80,000	34,182

Total Indonesia		937,654

Malaysia - 4.6%
AirAsia Bhd	74,500	50,038
Berjaya Sports Toto Bhd	20,600	25,471
British American Tobacco Malaysia Bhd	3,000	58,727
Carlsberg Brewery Malaysia Bhd	3,500	13,015
DRB-Hicom Bhd	54,900	47,265
Dutch Lady Milk Industries Bhd	1,000	14,392
Fraser & Neave Holdings Bhd	5,000	28,240
Genting Malaysia Bhd	77,500	103,633
Guinness Anchor Bhd	3,500	17,096
Kulim (Malaysia) Bhd	31,800	33,397
MBM Resources Bhd	11,500	11,270
Media Prima Bhd	20,000	15,998
Nestle (Malaysia) Bhd	1,400	29,064
Padini Holdings Bhd	16,500	9,118
Parkson Holdings Bhd	25,700	21,577
Star Publications Malaysia Bhd	18,500	12,595
UMW Holdings Bhd	17,000	62,592
UOA Development Bhd	14,000	8,292

Total Malaysia		561,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2013

Investments	Shares	Value
Mexico - 10.6%
America Movil S.A.B de C.V. Series L	394,600	$458,559
Arca Continental S.A.B de C.V.	11,500	71,693
Controladora Comercial Mexicana S.A.B de C.V.	26,200	111,824
Fomento Economico Mexicano S.A.B de C.V.	34,800	335,853
Genomma Lab Internacional S.A.B de C.V. Class B*	5,000	13,980
Grupo Televisa S.A.B. Series CPO	27,200	163,443
Kimberly-Clark de Mexico S.A.B de C.V. Class A	22,600	63,984
Megacable Holdings S.A.B de C.V.	11,063	37,302
TV Azteca S.A.B de C.V.	80,000	42,757

Total Mexico		1,299,395

Philippines - 1.9%
Aboitiz Equity Ventures, Inc.	46,300	56,907
Aboitiz Power Corp.	80,000	61,285
Cebu Air, Inc.	10,500	11,084
First Philippine Holdings Corp.	13,600	16,455
Lopez Holdings Corp.	243,800	21,973
Security Bank Corp.	7,488	19,503
Universal Robina Corp.	16,810	42,837

Total Philippines		230,044

Poland - 0.4%
Cyfrowy Polsat S.A.*	5,935	38,945
Eurocash S.A.	870	13,750

Total Poland		52,695

Russia - 1.9%
Magnit OJSC GDR	3,145	208,199
Pharmstandard OJSC GDR*	2,518	24,966

Total Russia		233,165

South Africa - 12.6%
African Bank Investments Ltd.	36,924	42,481
Capitec Bank Holdings Ltd.	1,125	22,371
Cashbuild Ltd.	1,030	15,243
Clicks Group Ltd.	3,972	23,812
Clover Industries Ltd.	6,397	11,116
FirstRand Ltd.	66,722	228,634
Foschini Group Ltd. (The)	4,868	44,503
Illovo Sugar Ltd.	8,969	23,849
Imperial Holdings Ltd.	4,281	82,814
Lewis Group Ltd.	4,667	31,592
Life Healthcare Group Holdings Ltd.	6,282	25,107
Massmart Holdings Ltd.	2,178	27,033
Mr. Price Group Ltd.	3,215	50,261
MTN Group Ltd.	15,136	313,624
Oceana Group Ltd.	1,733	13,568
Pick’n Pay Holdings Ltd.	16,113	34,614
Pick’n Pay Stores Ltd.	4,587	22,774
Shoprite Holdings Ltd.	5,464	85,556
Spar Group Ltd. (The)	2,960	37,175
Sun International Ltd.	2,218	20,181
Super Group Ltd.*	7,263	18,134
Tiger Brands Ltd.	2,493	63,535
Truworths International Ltd.	7,793	57,113
Vodacom Group Ltd.	14,569	185,003
Woolworths Holdings Ltd.	9,109	64,923

Total South Africa		1,545,016

South Korea - 5.6%
Able C&C Co., Ltd.*	275	7,895
Grand Korea Leisure Co., Ltd.	1,050	40,195
GS Home Shopping, Inc.*	120	34,919
Handsome Co., Ltd.*	650	19,432
Hanil E-Wha Co., Ltd.*	750	12,117
Kangwon Land, Inc.*	2,510	73,610
KT&G Corp.*	2,438	172,105
LG Fashion Corp.*	750	23,949
LG Household & Health Care Ltd.*	100	51,926
LG International Corp.*	1,150	31,328
LIG Insurance Co., Ltd.	800	24,978
Muhak Co., Ltd.*	713	12,972
Shinsegae Co., Ltd.*	150	35,889
SK Telecom Co., Ltd.	684	149,069

Total South Korea		690,384

Taiwan - 2.3%
Cheng Shin Rubber Industry Co., Ltd.	40,000	104,686
E-Life Mall Corp.	5,000	10,536
Farglory Land Development Co., Ltd.	15,796	26,765
Hey Song Corp.	43,500	51,084
Standard Foods Corp.	5,000	15,602
Yulon Nissan Motor Co., Ltd.	5,000	70,797

Total Taiwan		279,470

Thailand - 4.1%
Advanced Info Service PCL NVDR	14,500	88,033
AP Thailand PCL NVDR	55,400	7,418
BEC World PCL NVDR	18,000	27,663
Big C Supercenter PCL NVDR	7,500	41,996
Bumrungrad Hospital PCL NVDR	4,500	12,017
CP ALL PCL NVDR	72,400	92,538
DSG International Thailand PCL NVDR	25,800	8,008
Electricity Generating PCL NVDR	10,000	37,279
Hemaraj Land and Development PCL NVDR	92,500	8,276
Home Product Center PCL NVDR	54,816	15,597
LPN Development PCL NVDR	15,000	7,076
MCOT PCL NVDR	12,000	10,590
Oishi Group PCL NVDR	1,500	3,949
Pruksa Real Estate PCL NVDR	22,100	12,240
Quality Houses PCL NVDR	93,000	7,472
Robinson Department Store PCL NVDR	11,500	16,799
Sansiri PCL NVDR	136,000	7,408
Siam Future Development PCL NVDR	32,800	5,640
Supalai PCL NVDR	22,100	9,819
Thai Airways International PCL NVDR	36,800	15,455
Thai Union Frozen Products PCL NVDR	23,100	50,439
Thai Vegetable Oil PCL NVDR	30,300	17,059

Total Thailand		502,771

Turkey - 5.7%
Albaraka Turk Katilim Bankasi A.S.*	12,106	8,677
Anadolu Efes Biracilik ve Malt Sanayii A.S.	5,714	61,834
BIM Birlesik Magazalar A.S.	1,948	39,350
Dogan Yayin Holding A.S.*	72,039	18,441
Dogus Otomotiv Servis ve Ticaret A.S.	5,359	16,712
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	17,211	16,822
Ford Otomotiv Sanayi A.S.	5,769	60,952
Goodyear Lastikleri TAS A.S.	318	7,401
Ipek Dogal Enerji Kaynaklari ve Uretim A.S.*	2,498	3,628
NET Holding A.S.	11,426	12,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

December 31, 2013

Investments	Shares	Value
Tofas Turk Otomobil Fabrikasi A.S.	8,605	$53,669
Turk Telekomunikasyon A.S.	49,568	137,503
Turkiye Halk Bankasi A.S.	22,987	129,994
Ulker Biskuvi Sanayi A.S.	3,620	25,610
Yapi ve Kredi Bankasi A.S.	58,239	100,838

Total Turkey		694,407

TOTAL COMMON STOCKS (Cost: $12,125,129)		11,748,550

EXCHANGE-TRADED NOTES - 3.8%

United States - 3.8%
iPath MSCI India Index ETN * (Cost: $446,995)	8,200	467,072

RIGHTS - 0.0%

Indonesia - 0.0%
PT Bank Bukopin Tbk , expiring 2/7/2014* (Cost: $0)	54,653	5

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $12,572,124)(a)		12,215,627
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 0.1%		16,999

NET ASSETS - 100.0%		$12,232,626

ADR	-	American Depositary Receipt
ETN	-	Exchange Traded Note
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 100.3%
Germany - 100.3%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	472	$46,432

Air Freight & Logistics - 3.7%
Deutsche Post AG	6,718	245,312

Auto Components - 3.8%
Continental AG	816	179,230
ElringKlinger AG	147	5,990
Leoni AG	877	65,656

Total Auto Components		250,876

Automobiles - 15.4%
Bayerische Motoren Werke AG	3,063	359,685
Daimler AG	4,574	396,442
Volkswagen AG	1,016	275,659

Total Automobiles		1,031,786

Capital Markets - 2.4%
Deutsche Bank AG	3,339	159,539

Chemicals - 9.3%
BASF SE	2,895	309,120
Fuchs Petrolub SE	119	10,134
K+S AG	2,008	61,910
LANXESS AG	727	48,561
Linde AG	612	128,224
Symrise AG	1,177	54,332
Wacker Chemie AG	75	8,307

Total Chemicals		620,588

Commercial Services & Supplies - 1.0%
Bilfinger SE	587	65,946

Computers & Peripherals - 0.1%
Wincor Nixdorf AG	116	8,051

Construction & Engineering - 0.9%
Hochtief AG	729	62,341

Construction Materials - 0.8%
HeidelbergCement AG	715	54,336

Diversified Financial Services - 1.9%
Deutsche Boerse AG	1,563	129,655

Diversified Telecommunication - 6.2%
Deutsche Telekom AG	24,234	415,078

Electrical Equipment - 0.0%
SGL Carbon SE	67	2,657

Food Products - 0.7%
Suedzucker AG	1,703	46,041

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG	172	5,739

Health Care Providers & Services - 3.3%
Celesio AG	1,882	59,646
Fresenius Medical Care AG & Co. KGaA	1,041	74,204
Fresenius SE & Co. KGaA	544	83,656

Total Health Care Providers & Services		217,506

Household Products - 1.4%
Henkel AG & Co. KGaA	912	95,056

Industrial Conglomerates - 6.5%
Rheinmetall AG	956	59,075
Siemens AG	2,765	378,298

Total Industrial Conglomerates		437,373

Insurance - 10.4%
Allianz SE	1,858	333,726
Muenchener Rueckversicherungs AG	1,272	280,703
Talanx AG	2,347	79,719

Total Insurance		694,148

Internet & Catalog Retail - 0.1%
Takkt AG	247	4,591

IT Services - 0.1%
Bechtle AG	77	5,248
Wirecard AG	77	3,047

Total IT Services		8,295

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	65	4,553

Machinery - 2.6%
DMG MORI SEIKI AG	177	5,646
Duerr AG	114	10,181
GEA Group AG	1,389	66,224
Krones AG	60	5,162
KUKA AG	22	1,032
MAN SE	533	65,549
NORMA Group	107	5,320
Pfeiffer Vacuum Technology AG	59	8,043
Wacker Neuson SE	287	4,542

Total Machinery		171,699

Media - 1.5%
Axel Springer SE	1,426	91,763
CTS Eventim AG	117	5,935

Total Media		97,698

Metals & Mining - 0.7%
Aurubis AG	766	46,759
Salzgitter AG	79	3,375

Total Metals & Mining		50,134

Multi-Utilities - 8.2%
E.ON SE	16,389	302,954
RWE AG	6,595	241,775

Total Multi-Utilities		544,729

Personal Products - 1.1%
Beiersdorf AG	728	73,872

Pharmaceuticals - 7.0%
Bayer AG	2,540	356,824
Merck KGaA	582	104,456
Stada Arzneimittel AG	127	6,287

Total Pharmaceuticals		467,567

Semiconductors & Semiconductor - 1.1%
Infineon Technologies AG	6,343	67,825
SMA Solar Technology AG	112	3,543

Total Semiconductors & Semiconductor		71,368

Software - 3.6%
SAP AG	2,736	234,913
Software AG	232	8,120

Total Software		243,033

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

December 31, 2013

Investments	Shares	Value
Speciality Retail - 0.9%
Fielmann AG	492	$57,646

Textiles, Apparel & Luxury Goods - 2.9%
Adidas AG	752	95,995
Gerry Weber International AG	147	6,252
Hugo Boss AG	657	93,700

Total Textiles, Apparel & Luxury Goods		195,947

Trading Companies & Distributors - 1.1%
BayWa AG	82	4,267
Brenntag AG	357	66,287

Total Trading Companies & Distributors		70,554

Transportation Infrastructure - 0.7%
Hamburger Hafen und Logistik AG	1,905	46,672

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $6,245,398)(a)		6,696,818
Liabilities in Excess of Cash, Foreign Currency and Other Assets - (0.3)%		(19,609)

NET ASSETS - 100.0%		$6,677,209

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Korea Hedged Equity Fund (DXKW)

December 31, 2013

Investments	Shares	Value
COMMON STOCKS - 98.6%
South Korea - 98.6%

Aerospace & Defense - 0.3%
Korea Aerospace Industries Ltd.*	300	$8,244

Air Freight & Logistics - 2.2%
Hyundai Glovis Co., Ltd.*	240	52,532

Airlines - 1.0%
Hanjin Kal Corp.*	320	4,973
Korean Air Lines Co., Ltd.*	660	19,512

Total Airlines		24,485

Auto Components - 9.3%
Halla Visteon Climate Control Corp.*	770	28,273
Hyundai Mobis*	477	132,657
Kumho Tire Co., Inc.*	1,620	17,653
Mando Corp.*	222	26,294
Nexen Tire Corp.*	1,360	18,750

Total Auto Components		223,627

Automobiles - 10.3%
Hyundai Motor Co.*	597	133,785
Kia Motors Corp.*	2,172	115,459

Total Automobiles		249,244

Biotechnology - 0.1%
Seegene, Inc.*	22	1,230

Building Products - 2.5%
KCC Corp.	136	60,374

Chemicals - 10.7%
Hanwha Chemical Corp.*	1,120	22,870
Kumho Petro Chemical Co., Ltd.*	156	14,072
LG Chem Ltd.*	458	129,977
Lotte Chemical Corp.*	322	70,786
OCI Co., Ltd.*	55	9,954
Samsung Fine Chemicals Co., Ltd.*	230	9,709

Total Chemicals		257,368

Construction & Engineering - 7.4%
Daelim Industrial Co., Ltd.*	695	61,970
Daewoo Engineering & Construction Co., Ltd.*	2,340	16,341
GS Engineering & Construction Corp.*	440	12,716
Hyundai Engineering & Construction Co., Ltd.*	657	37,788
KEPCO Engineering & Construction Co., Inc.*	170	9,746
Samsung Engineering Co., Ltd.*	640	40,025

Total Construction & Engineering		178,586

Containers & Packaging - 0.0%
Lock & Lock Co., Ltd.*	38	828

Electrical Equipment - 0.8%
LS Corp.*	94	7,206
LS Industrial Systems Co., Ltd.*	180	11,206

Total Electrical Equipment		18,412

Electronic Equipment, Instruments & Components - 8.3%
LG Display Co., Ltd.*	140	3,363
Samsung Electro-Mechanics Co., Ltd.*	769	53,192
Samsung SDI Co., Ltd.*	927	142,298

Total Electronic Equipment, Instruments & Components		198,853

Food Products - 1.4%
CJ CheilJedang Corp.*	85	22,310
Daesang Corp.*	270	9,825
Orion Corp.*	1	899

Total Food Products		33,034

Industrial Conglomerates - 2.7%
CJ Corp.*	78	8,610
Samsung Techwin Co., Ltd.*	166	8,557
SK Holdings Co., Ltd.*	260	47,056

Total Industrial Conglomerates		64,223

Machinery - 4.3%
Hyundai Heavy Industries Co., Ltd.*	426	103,740

Media - 0.3%
Cheil Worldwide, Inc.*	320	8,338

Metals & Mining - 10.7%
Hyundai Steel Co.*	1,562	127,731
POSCO	379	117,254
Young Poong Corp.*	10	12,005

Total Metals & Mining		256,990

Oil, Gas & Consumable Fuels - 7.3%
SK Innovation Co., Ltd.*	793	106,324
S-Oil Corp.	997	69,909

Total Oil, Gas & Consumable Fuels		176,233

Semiconductors & Semiconductor Equipment - 9.4%
Samsung Electronics Co., Ltd.	174	226,207

Software - 0.6%
NCsoft Corp.*	64	15,070

Textiles, Apparel & Luxury Goods - 0.3%
Youngone Corp.*	180	7,249

Tobacco - 4.3%
KT&G Corp.	1,475	104,124

Trading Companies & Distributors - 4.4%
Daewoo International Corp.*	860	33,655
LG International Corp.*	1,040	28,332
Samsung C&T Corp.*	772	44,330

Total Trading Companies & Distributors		106,317

TOTAL INVESTMENTS IN SECURITIES - 98.6% (Cost: $2,416,140)(a)		2,375,308
Cash, Foreign Currency and Other Assets in Excess of Liabilities - 1.4%		33,247

NET ASSETS - 100.0%		$2,408,555

*	Non-income producing security.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of December 31, 2013, the Trust offered 61 investment funds (each a “Fund,” collectively, the “Funds”). These notes relate only to Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Total Dividend Fund (“Total Dividend Fund”)	June 16, 2006
WisdomTree Equity Income Fund (“Equity Income Fund”)	June 16, 2006
WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”)	June 16, 2006
WisdomTree Dividend ex-Financials Fund (“Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”)	June 16, 2006
WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. Dividend Growth Fund (“U.S. Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Growth Fund (“U.S. SmallCap Dividend Growth Fund”)	July 25, 2013
WisdomTree DEFA Fund (“DEFA Fund”)	June 16, 2006
WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”)	June 16, 2006
WisdomTree Global Equity Income Fund (“Global Equity Income Fund”)	June 16, 2006
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Dividend Growth Fund (“Global ex-U.S. Dividend Growth Fund”)
(formerly, WisdomTree Global ex-U.S. Growth Fund)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”)	July 13, 2007
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Commodity Country Equity Fund (“Commodity Country Equity Fund”)	October 13, 2006
WisdomTree Global Natural Resources Fund (“Global Natural Resources Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Utilities Fund (“Global ex-U.S. Utilities Fund”)	October 13, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Total Earnings Fund (“Total Earnings Fund”)	February 23, 2007
WisdomTree Earnings 500 Fund (“Earnings 500 Fund”)	February 23, 2007
WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”)	February 23, 2007
WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”)	February 23, 2007
WisdomTree LargeCap Value Fund (“LargeCap Value Fund”)	February 23, 2007
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree China Dividend ex-Financials Fund (“China Dividend ex-Financials Fund”)	September 19, 2012
WisdomTree United Kingdom Hedged Equity Fund (“United Kingdom Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013
WisdomTree Emerging Markets Dividend Growth Fund (“Emerging Markets Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree Korea Hedged Equity Fund (“Korea Hedged Equity Fund”)	November 7, 2013

CONSOLIDATION OF SUBSIDIARIES

The consolidated schedule of investments of the India Earnings Fund includes the investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Guarantees - In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities may consider such factors as recent transactions, indications from yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. Futures contracts generally are valued at the settlement price on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. Each Fund may invest in money market funds which are valued at such money market fund’s NAV per share.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments and derivatives will be valued in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. In addition, securities may be valued using fair value pricing and may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative contracts, such as forward foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by an independent pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives contracts that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust, has established a fair valuation committee (the “Valuation Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Determination of this value may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Valuation Committee may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Valuation Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Valuation Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Valuation Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing each Fund’s assets:

Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$391,062,206	$—	$—
Exchange-Traded Funds	806,803	—	—
Rights	1,559	—	—
Investment of Cash Collateral for Securities Loaned	—	4,502,224	—

Total	$391,870,568	$4,502,224	$—

Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$757,378,885	$—	$—
Exchange-Traded Funds	1,536,782	—	—
Rights	4,815	—	—
Investment of Cash Collateral for Securities Loaned	—	12,032,348	—

Total	$758,920,482	$12,032,348	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,773,586,547	$—	$—
Exchange-Traded Funds	759,894	—	—
Investment of Cash Collateral for Securities Loaned	—	136,500	—

Total	$1,774,346,441	$136,500	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,143,490,814	$—	$—
Exchange-Traded Funds	2,586,923	—	—
Investment of Cash Collateral for Securities Loaned	—	27,493,642	—

Total	$1,146,077,737	$27,493,642	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$910,169,067	$—	$—
Exchange-Traded Funds	1,311,287	—	—
Investment of Cash Collateral for Securities Loaned	—	72,977,018	—

Total	$911,480,354	$72,977,018	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,040,050,076	$—	$—
Exchange-Traded Funds	1,083,561	—	—
Rights	137,904	—	—
Investment of Cash Collateral for Securities Loaned	—	60,560,040	—

Total	$1,041,271,541	$60,560,040	$—

U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$90,293,663	$—	$—
Investment of Cash Collateral for Securities Loaned	—	216,582	—

Total	$90,293,663	$216,582	$—

U.S. SmallCap Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,854,886	$—	$—

Total	$22,854,886	$—	$—

DEFA Fund	Level 1	Level 2	Level 3
Common Stocks*	$555,834,751	$—	$—
Exchange-Traded Funds	390,722	—	—
Rights	25,665	—	—
Investment of Cash Collateral for Securities Loaned	—	13,122,135	—

Total	556,251,138	13,122,135	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	145	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(139)	—

Total - Net	$556,251,138	$13,122,141	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$17,278,434	$11,730	$—
Other*	266,025,430	—	—
Exchange-Traded Funds	175,723	—	—
Investment of Cash Collateral for Securities Loaned	—	6,856,789	—

Total	283,479,587	6,868,519	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,039	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(77)	—

Total - Net	$283,479,587	$6,869,481	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$119,885,564	$—	$—
Exchange-Traded Funds	269,128	—	—
Rights	7,297	—	—
Investment of Cash Collateral for Securities Loaned	—	2,987,971	—

Total	120,161,989	2,987,971	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(135)	—

Total - Net	$120,161,989	$2,987,836	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$23,039,013	$14,343	$—	**
Other*	618,597,347	—	—
Exchange-Traded Funds	304,756	—	—
Rights	23,467	—	—
Investment of Cash Collateral for Securities Loaned	—	21,049,474	—

Total	$641,964,583	$21,063,817	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,504,303,839	$—	$—
Investment of Cash Collateral for Securities Loaned	—	772,028,622	—

Total	12,504,303,839	772,028,622	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	335,831,768	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(17,030,139)	—

Total - Net	$12,504,303,839	$1,090,830,251	$—

Global ex-U.S. Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$60,150,014	$—	$—
Exchange-Traded Funds & Notes	644,577	—	—
Investment of Cash Collateral for Securities Loaned	—	1,038,624	—

Total	$60,794,591	$1,038,624	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$282,947,773	$—	$—
Investment of Cash Collateral for Securities Loaned	—	18,458,830	—

Total	282,947,773	18,458,830	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	7	—

Total - Net	$282,947,773	$18,458,837	$—

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks*	$64,631,516	$—	$—
Exchange-Traded Notes	1,546,635	—	—
Rights	—	5,033	—
Investment of Cash Collateral for Securities Loaned	—	256,283	—

Total	$66,178,151	$261,316	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$55,539,309	$—	$—
Investment of Cash Collateral for Securities Loaned	—	4,743,433	—

Total	55,539,309	4,743,433	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(322)	—

Total - Net	$55,539,309	$4,743,111	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$292,944,473	$—	$—
Exchange-Traded Funds	64,038	—	—
Rights	36,928	—	—
Investment of Cash Collateral for Securities Loaned	—	3,276,496	—

Total	293,045,439	3,276,496	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(32)	—

Total - Net	$293,045,439	$3,276,464	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$346,794,686	$—	$—
Exchange-Traded Funds	577,058	—	—

Total	$347,371,744	$—	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$136,965,678	$—	$—
Exchange-Traded Funds	389,161	—	—
Investment of Cash Collateral for Securities Loaned	—	7,161,898	—

Total	137,354,839	7,161,898	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	2,336	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(797)	—

Total - Net	$137,354,839	$7,163,437	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Spain	$8,292,564	$85,831	$—	**
Other*	797,289,059	—	—
Exchange-Traded Funds	11,684	—	—
Rights	6,471	—	—
Investment of Cash Collateral for Securities Loaned	—	80,388,965	—

Total	805,599,778	80,474,796	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(310)	—

Total - Net	$805,599,778	$80,474,486	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,588,573,528	$—	$—
Preferred Stocks	2,563,535	—	—
Warrants	340,322	—	—
Investment of Cash Collateral for Securities Loaned	—	295,235,325	—

Total	4,591,477,385	295,235,325	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	19,948	—

Total - Net	$4,591,477,385	$295,255,273	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,726,308,069	$—	$—
Exchange-Traded Funds & Notes	15,090,956	—	—
Rights	178,634	—	—
Investment of Cash Collateral for Securities Loaned	—	84,691,925	—

Total	$1,741,577,659	$84,691,925	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$4,104,132	$47	$—
Other*	21,542,218	—	—

Total	$25,646,350	$47	$—

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$659,462,738	$—	$—
Investment of Cash Collateral for Securities Loaned	—	15,289,929	—

Total	659,462,738	15,289,929	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,205	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(6,963,251)	—

Total - Net	$659,462,738	$8,336,883	$—

Commodity Country Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,253,581	$—	$—
Preferred Stocks	16,990	—	—
Exchange-Traded Funds	1,205	—	—
Investment of Cash Collateral for Securities Loaned	—	1,527,170	—

Total	21,271,776	1,527,170	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	396	—

Total - Net	$21,271,776	$1,527,566	$—

Global Natural Resources Fund	Level 1	Level 2	Level 3
Common Stocks*	$23,488,032	$—	$—
Exchange-Traded Funds & Notes	144,154	—	—
Rights:
Malaysia	—	5,167	—
Spain	6,638	—	—
Investment of Cash Collateral for Securities Loaned	—	1,530,541	—

Total	23,638,824	1,535,708	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(24)	—

Total - Net	$23,638,824	$1,535,684	$—

Global ex-U.S. Utilities Fund	Level 1	Level 2	Level 3
Common Stocks*	$28,899,089	$—	$—
Exchange-Traded Funds & Notes	308,548	—	—
Investment of Cash Collateral for Securities Loaned	—	942,082	—

Total	29,207,637	942,082	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	744	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,347)	—

Total - Net	$29,207,637	$941,479	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$129,610,035	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,986,982	—

Total	129,610,035	1,986,982	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	210	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(417)	—

Total - Net	$129,610,035	$1,986,775	$—

Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$63,389,714	$—	$—
Investment of Cash Collateral for Securities Loaned	—	465,832	—

Total	$63,389,714	$465,832	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$89,962,076	$—	$—
Exchange-Traded Funds	182,833	—	—
Investment of Cash Collateral for Securities Loaned	—	178,325	—

Total	$90,144,909	$178,325	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$441,569,999	$—	$—
Exchange-Traded Funds	3,006,783	—	—
Investment of Cash Collateral for Securities Loaned	—	14,290,789	—

Total	$444,576,782	$14,290,789	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$403,204,997	$—	$—
Exchange-Traded Funds	729,974	—	—
Investment of Cash Collateral for Securities Loaned	—	26,318,250	—

Total	$403,934,971	$26,318,250	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Common Stocks*	$28,835,588	$—	$—
Exchange-Traded Funds	35,589	—	—
Investment of Cash Collateral for Securities Loaned	—	156,937	—

Total	$28,871,177	$156,937	$—

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks
Personal Products	$7,140,651	$—	$7,613
Other*	1,013,132,403	—	—

Total	$1,020,273,054	$—	$7,613

China Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$20,929,426	$—	$—
Investment of Cash Collateral for Securities Loaned	—	942,410	—

Total	$20,929,426	$942,410	$—

United Kingdom Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$21,448,920	$—	$—

Total	21,448,920	—	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,455	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(244,859)	—

Total - Net	$21,448,920	$(243,404)	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$47,687,898	$—	$—
Investment of Cash Collateral for Securities Loaned	—	443,530	—

Total	47,687,898	443,530	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,227,259	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,629)	—

Total - Net	$47,687,898	$1,669,160	$—

Emerging Markets Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$19,162,417	$—	$—
Exchange-Traded Notes	433,864	—	—

Total	19,596,281	—	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	60	—

Total - Net	$19,596,281	$60	$—

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$11,748,550	$—	$—
Exchange-Traded Notes	467,072	—	—
Rights	5	—	—

Total	$12,215,627	$—	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,696,818	$—	$—

Total	6,696,818	—	—

Unrealized Depreciation on Forward Foreign Currency Contracts	—	(79,610)	—

Total - Net	$6,696,818	$(79,610)	$—

Korea Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,375,308	$—	$—

Total	2,375,308	—	—

Unrealized Appreciation on Forward Foreign Currency Contracts	—	441	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(12,427)	—

Total - Net	$2,375,308	$(11,986)	$—

*	Please refer to Schedule of Investments for a breakdown of the valuation by industry and/or by country.
**	Includes Level 3 securities valued at $0.

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended December 31, 2013.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts during the period ended December 31, 2013 which are detailed in the tables herein. All of the derivatives instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred at December 31, 2013 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At December 31, 2013, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income including amortization of premiums and discounts, is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds, other than Japan Hedged Equity Fund, Europe Hedged Equity Fund, United Kingdom Hedged Equity Fund, Korea Hedged Equity Fund, Germany Hedged Equity Fund, and the Japan Hedged SmallCap Equity Fund do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into Forward Contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both Forward Contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following Forward Contracts were open at December 31, 2013:

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	1/2/2014	HKD	444,373	USD	57,303	$(7)
	1/2/2014	SGD	52,634	USD	41,556	(132)
	1/6/2014	USD	205,975	JPY	21,664,210	145

						$6

DEFA Equity Income Fund
	1/2/2014	AUD	15,131	USD	13,460	$(77)
	1/2/2014	EUR	72,915	USD	100,712	239
	1/2/2014	USD	58,650	SEK	381,756	789
	1/2/2014	USD	38,706	JPY	300,115	—
	1/6/2014	USD	30,686	JPY	3,226,418	11

						$962

Global Equity Income Fund
	1/2/2014	EUR	30,388	USD	41,738	$(135)

Japan Hedged Equity Fund
	1/8/2014	JPY	9,818,069,637	USD	95,870,879	$2,458,348
	1/8/2014	JPY	111,954,118,918	USD	1,093,079,911	27,909,463
	1/8/2014	JPY	97,051,561,980	USD	948,695,621	25,313,286
	1/8/2014	JPY	9,818,069,637	USD	95,954,551	2,542,020
	1/8/2014	JPY	111,406,769,739	USD	1,087,857,936	27,895,159
	1/8/2014	JPY	132,757,883,535	USD	1,297,857,890	34,753,186
	1/8/2014	JPY	19,636,139,275	USD	191,883,972	5,058,910
	1/8/2014	JPY	109,703,267,677	USD	1,072,018,204	28,263,139
	1/8/2014	JPY	118,724,275,232	USD	1,158,952,717	29,368,646
	1/8/2014	JPY	9,818,069,637	USD	95,964,305	2,551,774
	1/8/2014	JPY	108,697,005,621	USD	1,062,163,234	27,982,096
	1/8/2014	JPY	110,781,847,225	USD	1,082,542,195	28,525,148
	1/8/2014	JPY	9,818,069,644	USD	95,870,973	2,458,442
	1/8/2014	JPY	9,818,069,637	USD	95,917,148	2,504,616
	1/8/2014	JPY	19,636,139,275	USD	191,878,160	5,053,097
	1/8/2014	JPY	9,818,069,637	USD	95,955,489	2,542,957
	1/8/2014	JPY	102,427,062,232	USD	1,000,901,572	26,374,858
	1/8/2014	JPY	108,163,147,334	USD	1,056,069,316	26,967,491
	1/8/2014	JPY	4,364,435,928	USD	42,392,261	867,499
	1/8/2014	JPY	4,649,155,780	USD	45,396,592	1,162,906
	1/8/2014	JPY	1,791,589,449	USD	17,449,368	403,563
	1/8/2014	JPY	4,636,516,574	USD	44,978,479	865,047
	1/8/2014	JPY	4,655,023,608	USD	45,259,349	969,834
	1/8/2014	JPY	7,224,996,116	USD	70,530,774	1,789,646
	1/8/2014	JPY	2,826,804,434	USD	27,445,289	550,088
	1/8/2014	JPY	8,268,376,058	USD	80,175,082	1,506,875
	1/8/2014	JPY	1,552,050,629	USD	15,070,823	304,073
	1/8/2014	JPY	2,066,791,652	USD	20,123,045	458,870
	1/8/2014	JPY	5,668,233,300	USD	54,931,927	1,002,383
	1/8/2014	JPY	2,847,220,430	USD	27,320,770	231,324
	1/8/2014	JPY	6,796,627,535	USD	65,298,756	633,276
	1/8/2014	JPY	5,477,206,903	USD	52,523,436	411,383
	1/8/2014	JPY	7,089,863,995	USD	67,538,917	83,483
	1/8/2014	JPY	8,688,148,745	USD	82,716,702	54,631
	1/8/2014	USD	10,094,735	JPY	1,029,834,613	(296,530)
	1/8/2014	USD	245,969,626	JPY	25,800,000,000	(499,447)
	1/8/2014	USD	1,016,740,858	JPY	106,869,631,617	54,008
	1/8/2014	USD	1,153,204,332	JPY	121,224,839,376	170,976
	1/8/2014	USD	1,132,931,725	JPY	119,263,722,733	1,784,836
	1/8/2014	USD	1,063,393,987	JPY	111,954,118,918	1,776,461
	1/8/2014	USD	79,100,565	JPY	8,313,809,531	(527)
	1/8/2014	USD	79,101,017	JPY	8,313,809,530	(978)
	1/8/2014	USD	81,497,009	JPY	8,565,743,152	—
	1/8/2014	USD	1,559,074,031	JPY	163,599,250,750	(2,533,827)
	1/8/2014	USD	1,572,660,142	JPY	165,003,502,106	(2,759,402)
	1/8/2014	USD	1,144,972,153	JPY	120,599,916,869	2,457,425
	1/8/2014	USD	1,167,834,168	JPY	122,879,511,186	1,284,263
	1/8/2014	USD	1,066,259,446	JPY	112,245,131,869	1,679,800
	1/8/2014	USD	1,120,972,332	JPY	117,981,216,971	1,542,024
	2/5/2014	JPY	20,697,285,643	USD	196,945,195	(3,366)
	2/5/2014	JPY	106,869,631,617	USD	1,016,861,787	(74,468)
	2/5/2014	JPY	121,224,839,376	USD	1,153,343,672	(192,016)
	2/5/2014	JPY	119,263,722,733	USD	1,133,060,886	(1,813,462)
	2/5/2014	JPY	111,954,118,918	USD	1,063,515,208	(1,803,355)
	2/5/2014	JPY	163,599,250,750	USD	1,559,276,122	2,519,476
	2/5/2014	JPY	165,003,502,106	USD	1,572,864,021	2,744,982
	2/5/2014	JPY	21,324,476,115	USD	202,913,617	(3,082)
	2/5/2014	JPY	20,697,285,641	USD	196,943,696	(4,865)
	2/5/2014	JPY	120,599,916,869	USD	1,145,113,485	(2,475,647)
	2/5/2014	JPY	122,879,511,186	USD	1,167,978,473	(1,302,528)
	2/5/2014	JPY	112,245,131,869	USD	1,066,386,071	(1,701,675)
	2/5/2014	JPY	117,981,216,971	USD	1,121,105,481	(1,564,964)

						$318,801,629

Japan SmallCap Dividend Fund
	1/7/2014	USD	36,565	JPY	3,843,999	$7

Asia Pacific ex-Japan Fund
	1/2/2014	HKD	31,167	USD	4,019	$—

Australia Dividend Fund
	1/3/2014	AUD	31,399	USD	27,769	$(322)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
International LargeCap Dividend Fund
	1/2/2014	ILS	7,365	USD	2,120	$(1)
	1/3/2014	AUD	25,544	USD	22,824	(29)
	1/3/2014	CHF	2,503	USD	2,812	(2)
	1/3/2014	HKD	240,544	USD	31,023	—
	1/3/2014	SGD	730	USD	578	—

						$(32)

International MidCap Dividend Fund
	1/2/2014	HKD	80,595	USD	10,393	$(1)
	1/3/2014	EUR	49,238	CHF	60,309	(35)
	1/3/2014	EUR	46,742	DKK	348,628	(16)
	1/3/2014	EUR	48,735	NOK	411,455	665
	1/3/2014	EUR	48,140	NZD	81,028	356
	1/3/2014	EUR	98,492	SEK	880,093	1,313
	1/3/2014	GBP	12,061	USD	19,978	2
	1/7/2014	EUR	200,569	JPY	28,970,142	(745)

						$1,539

International SmallCap Dividend Fund
	1/3/2014	EUR	38,000	USD	52,318	$(44)
	1/7/2014	JPY	50,964,046	USD	484,621	(266)

						$(310)

Emerging Markets Equity Income Fund
	1/3/2014	BRL	14,997,837	USD	6,370,943	$13,907
	1/3/2014	BRL	4,493,267	USD	1,910,078	5,546
	1/3/2014	KRW	853,630,198	USD	809,205	345
	1/3/2014	KRW	256,025,351	USD	242,747	150

						$19,948

Middle East Dividend Fund
	1/2/2014	USD	2,450	AED	9,000	$—

Europe Hedged Equity Fund
	1/2/2014	EUR	890,000	USD	1,226,355	$(20)
	1/6/2014	EUR	78,781,149	USD	107,263,607	(1,292,582)
	1/6/2014	EUR	78,781,153	USD	107,262,746	(1,293,448)
	1/6/2014	EUR	78,781,149	USD	107,262,898	(1,293,291)
	1/6/2014	EUR	78,781,149	USD	107,262,898	(1,293,291)
	1/6/2014	EUR	78,781,149	USD	107,262,661	(1,293,527)
	1/6/2014	EUR	6,127,688	USD	8,367,909	(75,715)
	1/6/2014	EUR	8,053,223	USD	11,056,673	(40,236)
	1/6/2014	EUR	8,066,713	USD	11,104,196	(21,693)
	1/6/2014	EUR	4,033,356	USD	5,538,507	(7,132)
	1/6/2014	EUR	20,119,891	USD	27,500,068	(224,060)
	1/6/2014	EUR	4,051,652	USD	5,550,616	(44,452)
	1/6/2014	EUR	8,102,118	USD	11,093,804	(60,087)
	1/6/2014	EUR	22,245,025	USD	30,643,634	(8,815)
	1/6/2014	EUR	2,911,597	USD	4,022,226	10,202
	1/6/2014	EUR	997,527	USD	1,374,542	1
	1/6/2014	EUR	3,090,412	USD	4,258,434	2
	1/6/2014	USD	164,534,046	EUR	119,404,253	(1,403)
	1/6/2014	USD	164,533,090	EUR	119,404,253	(448)
	1/6/2014	USD	164,532,852	EUR	119,404,253	(209)
	1/6/2014	USD	164,535,837	EUR	119,404,253	(3,194)
	2/5/2014	EUR	119,018,049	USD	163,995,565	(3,037)
	2/5/2014	EUR	119,018,048	USD	163,998,539	(61)
	2/5/2014	EUR	119,018,048	USD	163,995,087	(3,513)
	2/5/2014	EUR	119,018,048	USD	163,995,563	(3,037)

						$(6,953,046)

Commodity Country Equity Fund
	1/3/2014	BRL	427,274	USD	181,502	$396

Global Natural Resources Fund
	1/2/2014	CAD	7,115	USD	6,672	$(24)

Global ex-U.S. Utilities Fund
	1/2/2014	EUR	258,300	USD	354,763	$(1,161)
	1/2/2014	USD	10,429	AUD	11,729	65
	1/2/2014	USD	57,375	CAD	61,359	375
	1/2/2014	USD	9,903	CZK	197,117	20
	1/2/2014	USD	20,574	EUR	14,934	4
	1/2/2014	USD	55,803	GBP	33,829	226
	1/2/2014	USD	15,164	PLN	45,657	(33)
	1/3/2014	USD	49,178	BRL	115,692	(141)
	1/3/2014	USD	43,669	HKD	338,660	8
	1/3/2014	USD	8,211	NZD	10,032	46
	1/7/2014	USD	9,221	JPY	967,993	(12)

						$(603)

Global ex-U.S. Real Estate Fund
	1/2/2014	CAD	41,702	EUR	28,373	$(152)
	1/2/2014	HKD	394,704	GBP	30,810	123
	1/2/2014	SGD	11,512.00	EUR	6,579	(52)
	1/2/2014	USD	117,339	EUR	85,000	(213)
	1/3/2014	USD	21,806	GBP	13,200	56
	1/8/2014	USD	178,317	JPY	18,745,252	31

						$(207)

United Kingdom Hedged Equity Fund
	1/6/2014	GBP	3,288,189	USD	5,384,890	$(61,069)
	1/6/2014	GBP	3,288,189	USD	5,384,899	(61,059)
	1/6/2014	GBP	3,288,189	USD	5,384,906	(61,053)
	1/6/2014	GBP	3,288,190	USD	5,384,839	(61,122)
	1/6/2014	GBP	93,078	USD	154,160	—
	1/6/2014	USD	419,242	GBP	254,000	1,437
	1/6/2014	USD	5,446,063	GBP	3,288,189	(104)
	1/6/2014	USD	5,445,964	GBP	3,288,189	(6)
	1/6/2014	USD	5,025,336	GBP	3,034,189	(57)
	1/6/2014	USD	5,445,992	GBP	3,288,190	(32)
	2/5/2014	GBP	3,234,537	USD	5,355,973	(118)
	2/5/2014	GBP	3,234,537	USD	5,355,937	(153)
	2/5/2014	GBP	3,234,537	USD	5,356,109	18
	2/5/2014	GBP	3,234,539	USD	5,356,008	(86)

						$(243,404)

Fund	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)

Japan Hedged SmallCap Equity Fund
	1/7/2014	USD	229	JPY	24,094	$—
	1/8/2014	JPY	1,117,572,472	USD	10,920,897	287,923
	1/8/2014	JPY	1,084,702,693	USD	10,599,632	279,393
	1/8/2014	JPY	1,084,702,695	USD	10,599,549	279,310
	1/8/2014	JPY	599,299,688	USD	5,874,508	172,562
	1/8/2014	JPY	300,321,310	USD	2,931,752	74,390
	1/8/2014	JPY	601,372,092	USD	5,855,180	133,517
	1/8/2014	USD	91,022	JPY	9,547,401	(185)
	1/8/2014	USD	18,879,441	JPY	1,984,323,691	105
	1/8/2014	USD	5,630,864	JPY	591,824,691	(38)
	1/8/2014	USD	10,632,914	JPY	1,117,572,472	59
	1/8/2014	USD	10,320,260	JPY	1,084,702,695	(21)
	1/8/2014	USD	936,367	JPY	98,350,355	(633)
	2/5/2014	JPY	1,260,871,575	USD	11,997,903	(137)
	2/5/2014	JPY	1,260,871,575	USD	11,997,857	(182)
	2/5/2014	JPY	1,260,871,575	USD	11,997,743	(296)
	2/5/2014	JPY	1,260,871,575	USD	11,997,903	(137)

						$1,225,630

Emerging Markets Dividend Growth Fund
	1/2/2014	MXN	226,864	USD	17,382	$60

Germany Hedged Equity Fund
	1/3/2014	EUR	44,470	USD	61,277	$—
	1/6/2014	EUR	1,598,221	USD	2,176,040	(26,222)
	1/6/2014	EUR	1,646,654	USD	2,241,969	(27,032)
	1/6/2014	EUR	1,598,221	USD	2,176,026	(26,237)
	1/6/2014	USD	2,269,001	EUR	1,646,652	(3)
	1/6/2014	USD	2,202,269	EUR	1,598,221	(6)
	1/6/2014	USD	2,202,284	EUR	1,598,223	(19)
	2/5/2014	EUR	1,644,367	USD	2,265,775	(49)
	2/5/2014	EUR	1,596,003	USD	2,199,180	(1)
	2/5/2014	EUR	1,596,004	USD	2,199,142	(41)

						$(79,610)

Korea Hedged Equity Fund
	1/6/2014	KRW	900,684,563	USD	849,142	$(4,080)
	1/6/2014	KRW	874,193,842	USD	824,245	(3,882)
	1/6/2014	KRW	874,193,841	USD	824,136	(3,991)
	1/6/2014	USD	24,163	KRW	25,500,000	(6)
	1/6/2014	USD	829,284	KRW	875,184,563	(219)
	1/6/2014	USD	828,345	KRW	874,193,842	(219)
	1/6/2014	USD	828,157	KRW	874,193,841	(30)
	2/5/2014	KRW	861,168,276	USD	814,320	211
	2/5/2014	KRW	835,839,798	USD	790,355	190
	2/5/2014	KRW	835,839,797	USD	790,205	40

						$(11,986)

Currency Legend:

AED - UAE dirham

AUD - Australian Dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss Franc

CZK - Czech Republic koruna

DKK - Danish krone

EUR - Euro

GBP - British pound

HKD - Hong Kong dollar

ILS - Israeli new shekel

INR - Indian rupee

JPY - Japanese yen

KRW - South Korean won

MXN - Mexican peso

NOK - Norwegian krone

NZD - New Zealand dollar

PLN - Polish zloty

SEK - Swedish krona

SGD - Singapore dollar

USD - U.S. dollar

ZAR - South African rand

During the nine months ended December 31, 2013, the volume of derivative activity was as follows:

	Average Notional
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)
DEFA Fund
Forward exchange contracts	$14,275	$86,644
DEFA Equity Income Fund
Forward exchange contracts	$78,336	$105,341
Global Equity Income Fund
Forward exchange contracts	$100,677	$48,555
Europe SmallCap Dividend Fund
Forward exchange contracts	$—	$4,439
Japan Hedged Equity Fund
Forward exchange contracts	$3,973,091,844	$15,185,801,599
Global ex-U.S. Dividend Growth Fund
Forward exchange contracts	$—	$28,627
Japan SmallCap Dividend Fund
Forward exchange contracts	$1,375	$50,453
Asia Pacific ex-Japan Fund
Forward exchange contracts	$—	$17,103
Australia Dividend Fund
Forward exchange contracts	$—	$4,645
International LargeCap Dividend Fund
Forward exchange contracts	$153,001	$54,779
International Dividend ex-Financials Fund
Forward exchange contracts	$—	$95,051
International MidCap Dividend Fund
Forward exchange contracts	$—	$23,585
International SmallCap Dividend Fund
Forward exchange contracts	$230,103	$408,355
Emerging Markets Equity Income Fund
Forward exchange contracts	$2,053,027	$2,593,850
Emerging Markets SmallCap Dividend Fund
Forward exchange contracts	$3,874,025	$876,140
Middle East Dividend Fund
Forward exchange contracts	$3,747	$11,539
Europe Hedged Equity Fund
Forward exchange contracts	$80,041,031	$443,359,023
Commodity Country Equity Fund
Forward exchange contracts	$—	$25,873
Global Natural Resources Fund
Forward exchange contracts	$20,489	$4,199
Global ex-U.S. Utilities Fund
Forward exchange contracts	$56,897	$76,217
Global ex-U.S. Real Estate Fund
Forward exchange contracts	$—	$55,404
India Earnings Fund (consolidated)
Forward exchange contracts	$1,326,791	$880,964
United Kingdom Hedged Equity Fund
Forward exchange contracts	$15,189,617	$40,993,629
Japan Hedged SmallCap Equity Fund
Forward exchange contracts	$3,952,050	$32,311,300
Emerging Markets Dividend Growth Fund
Forward exchange contracts	$77,963	$7,752
Emerging Markets Consumer Growth Fund
Forward exchange contracts	$128,189	$—
Germany Hedged Equity Fund
Forward exchange contracts	$4,345,504	$9,996,655
Korea Hedged Equity Fund
Forward exchange contracts	$2,507,835	$4,941,846
Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At December 31, 2013, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total Dividend Fund	$301,968,697	$95,928,651	$(1,524,556)	$94,404,095
Equity Income Fund	682,998,972	90,915,218	(2,961,360)	87,953,858
LargeCap Dividend Fund	1,479,472,302	305,591,047	(10,580,408)	295,010,639
Dividend ex-Financials Fund	1,046,105,858	139,095,881	(11,630,360)	127,465,521
MidCap Dividend Fund	857,330,222	130,433,297	(3,306,147)	127,127,150
SmallCap Dividend Fund	959,921,785	145,890,805	(3,981,009)	141,909,796
U.S. Dividend Growth Fund	84,786,567	5,845,440	(121,762)	5,723,678
U.S. SmallCap Dividend Growth Fund	21,902,072	1,008,859	(56,045)	952,814
DEFA Fund	470,506,712	113,956,978	(15,090,417)	98,866,561
DEFA Equity Income Fund	243,494,889	52,381,439	(5,528,222)	46,853,217
Global Equity Income Fund	100,483,737	24,404,906	(1,738,683)	22,666,223
Europe SmallCap Dividend Fund	596,537,695	69,206,626	(2,715,921)	66,490,705
Japan Hedged Equity Fund	12,710,954,585	922,270,301	(356,892,425)	565,377,876
Global ex-U.S. Dividend Growth Fund	56,361,578	7,689,322	(2,217,685)	5,471,637
Japan SmallCap Dividend Fund	277,089,588	34,988,827	(10,671,812)	24,317,015
Asia Pacific ex-Japan Fund	59,799,057	8,708,123	(2,067,713)	6,640,410
Australia Dividend Fund	55,005,687	8,760,543	(3,483,488)	5,277,055
International LargeCap Dividend Fund	243,062,304	56,436,703	(3,177,072)	53,259,631
International Dividend ex-Financials Fund	289,924,899	66,015,979	(8,569,134)	57,446,845
International MidCap Dividend Fund	114,944,473	33,471,786	(3,899,522)	29,572,264
International SmallCap Dividend Fund	727,875,801	176,026,555	(17,827,782)	158,198,773
Emerging Markets Equity Income Fund	4,832,042,335	414,203,987	(359,533,612)	54,670,375
Emerging Markets SmallCap Dividend Fund	1,718,837,315	227,323,360	(119,891,091)	107,432,269
Middle East Dividend Fund	20,180,514	6,191,342	(725,459)	5,465,883
Europe Hedged Equity Fund	601,232,248	75,014,670	(1,494,251)	73,520,419
Commodity Country Equity Fund	22,479,337	2,225,880	(1,906,271)	319,609
Global Natural Resources Fund	27,595,987	1,106,382	(3,527,837)	(2,421,455)
Global ex-U.S. Utilities Fund	30,545,403	2,983,154	(3,378,838)	(395,684)
Global ex-U.S. Real Estate Fund	122,635,162	14,068,675	(5,106,820)	8,961,855
Total Earnings Fund	45,708,311	18,484,020	(336,785)	18,147,235
Earnings 500 Fund	68,510,359	22,211,535	(398,660)	21,812,875
MidCap Earnings Fund	392,229,542	67,148,066	(510,037)	66,638,029
SmallCap Earnings Fund	376,679,871	54,568,529	(995,179)	53,573,350
LargeCap Value Fund	21,852,603	7,224,108	(48,597)	7,175,511
India Earnings Fund (consolidated)	884,823,977	181,990,341	(46,533,651)	135,456,690
China Dividend ex-Financials Fund	22,030,615	2,259,035	(2,417,814)	(158,779)
United Kingdom Hedged Equity Fund	19,847,101	1,803,934	(202,115)	1,601,819
Japan Hedged SmallCap Equity Fund	46,917,584	1,895,431	(681,587)	1,213,844
Emerging Markets Dividend Growth Fund	19,708,144	874,846	(986,709)	(111,863)
Emerging Markets Consumer Growth Fund	12,572,124	275,032	(631,529)	(356,497)
Germany Hedged Equity Fund	6,245,398	477,030	(25,610)	451,420
Korea Hedged Equity Fund	2,416,140	41,953	(82,785)	(40,832)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are Funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended December 31, 2013 are as follows:

Fund	Value at 3/31/2013	Purchases/ Additions	Sales/ Reductions	Value at 12/31/2013	Dividend Income
Total Dividend Fund
Total Earnings Fund	$555,273	$3,379,064	$3,272,615	$806,803	$15,360

Equity Income Fund
Total Dividend Fund	$1,724,461	$10,496,421	$10,759,300	$1,536,782	$33,004

LargeCap Dividend Fund
Total Dividend Fund	$1,000,359	$13,932,201	$14,439,771	$759,894	$35,023

Dividend ex-Financials Fund
LargeCap Dividend Fund	$949,055	$7,896,343	$7,689,674	$1,294,305	$22,409
MidCap Dividend Fund	953,240	7,891,083	7,737,046	1,292,618	22,438

Total	$1,902,295	$15,787,426	$15,426,720	$2,586,923	$44,847

MidCap Dividend Fund
LargeCap Dividend Fund	$1,280,250	$8,123,347	$8,214,042	$1,311,287	$21,377

SmallCap Dividend Fund
MidCap Dividend Fund	$2,167,320	$6,418,285	$7,859,825	$1,083,561	$36,608

DEFA Fund
International Dividend ex-Financials Fund	$—	$11,097,941	$10,717,982	$390,722	$91,168

DEFA Equity Income Fund
International LargeCap Dividend Fund	$465,814	$6,621,518	$6,985,847	$175,723	$27,840

Global Equity Income Fund
DEFA Equity Income Fund	$126,313	$2,333,067	$2,293,184	$202,488	$15,554
Equity Income Fund	42,590	780,390	762,086	66,640	2,273

Total	$168,903	$3,113,457	$3,055,270	$269,128	$17,827

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$—	$942,585	$633,272	$304,756	$9,245

Global ex-U.S. Dividend Growth Fund
DEFA Fund	$4,038	$1,006,720	$988,468	$7,177	$7,200
Emerging Markets Equity Income Fund	2,588	673,587	633,187	4,746	5,186

Total	$6,626	$1,680,307	$1,621,655	$11,923	$12,386

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$—	$1,938,842	$1,938,328	$—	$1,357

Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$—	$1,207,050	$1,216,612	$—	$6,927

International LargeCap Dividend Fund
International MidCap Dividend Fund	$675	$4,381,073	$4,248,106	$64,038	$41,213

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$27,106	$6,499,790	$5,863,798	$577,058	$32,599

International MidCap Dividend Fund
Australia Dividend Fund	$187,198	$1,157,637	$1,123,858	$195,155	$3,956
Japan Hedged Equity Fund	193,619	1,145,261	1,137,881	194,006	2,565

Total	$380,817	$2,302,898	$2,261,739	$389,161	$6,521

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$400,395	$5,865,040	$6,452,254	$6,423	$4,714
Japan SmallCap Dividend Fund	327,930	4,901,914	5,188,447	5,261	3,477

Total	$728,325	$10,766,954	$11,640,701	$11,684	$8,191

Emerging Markets SmallCap Dividend Fund
Emerging Markets Equity Income Fund	$15,582	$24,982,523	$24,760,650	$11,992	$68,533

Commodity Country Equity Fund
Global Natural Resources Fund	$3,702	$437,445	$445,231	$1,205	$2,082

Global Natural Resources Fund
Global Equity Income Fund	$26,991	$242,367	$251,354	$20,380	$1,196

Global ex-U.S. Utilities Fund
Global ex-U.S. Real Estate Fund	$1,383	$712,198	$681,096	$17,255	$6,070

Global ex-U.S. Real Estate Fund
Global Natural Resources Fund	$—	$2,362,301	$2,325,834	$—	$6,482

Earnings 500 Fund
Equity Income Fund	$168,569	$815,905	$811,182	$182,833	$5,522

MidCap Earnings Fund
MidCap Dividend Fund	$824,711	$3,761,895	$1,693,650	$3,006,783	$20,313

SmallCap Earnings Fund
MidCap Earnings Fund	$1,178,467	$941,462	$1,503,174	$729,974	$8,093

LargeCap Value Fund
Earnings 500 Fund	$41,523	$140,646	$159,366	$24,950	$622
MidCap Earnings Fund	17,708	60,863	69,452	10,639	193

Total	$59,231	$201,509	$228,818	$35,589	$815

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)
(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	February 28, 2014

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	February 28, 2014

* Print the name and title of each signing officer under his or her signature.